UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03833-01
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI VP Bond Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$57	0.55%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, interest rates moved lower, and the curve steepened. The two-year part of the curve moved 77 basis points (“bps”) lower while the ten-year part of the curve moved 40 bps lower. Within the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, mortgage-backed securities (“MBS”) was the best performing sector, producing 171 bps of excess return, while high-grade credit produced 126 bps of excess return, outperforming both commercial mortgage-backed securities (“CMBS”) (103 bps) and asset-backed securities (“ABS”) (55 bps).
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
MBS	Security selection, particularly within the agency commercial mortgage obligation subcomponent	Contributed
ABS	Within the floating-rate portion of the ABS sector, overweight exposure to the AAA and AA collateralized loan obligation subcomponent; within the fixed-rate portion of the sector, overweight positions in the digital infrastructure and student loan subcomponents	Contributed
CMBS	Overweight positions in both the agency and non-agency subcomponents	Contributed
Corporate sector	Overweight exposure to industrials, particularly the technology and communication subcomponents	Detracted
Treasury sector	Underweight exposure	Detracted
Duration + curve	Maintained a duration relatively close to that of the Index	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	6.83%	(0.63)%	1.96%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar Intermediate Core Bond Category Average[2]		7.07%	(0.31)%	2.00%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$564,187,518%
Total number of portfolio holdings	297%
Total advisory fees paid	$2,857,949%
Portfolio turnover rate	271%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 11/30/27-11/15/35	19.3%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	7.1%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.2%
GNMA, 0.69%-6.318%, due 6/20/51-4/16/65	3.4%
FHLMC, 5.50%-8.014%, due 4/25/53-6/25/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/56	2.5%
FNMA, Other, 2.50%-4.50%, due 6/1/62-6/1/64	2.3%
FNMA, 5.50%-8.874%, due 6/25/54-5/25/55	1.6%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-8/15/55	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-1/24/36	1.4%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	39.1%
Corporate Bonds	38.9%
Mortgage-Backed Securities	13.7%
Asset-Backed Securities	7.0%
Short-Term Investment	0.1%
Other Assets, Less Liabilities	1.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015932
VPB11INL-02/26
NYLI VP Bond Portfolio

NYLI VP Bond Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.80%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, interest rates moved lower, and the curve steepened. The two-year part of the curve moved 77 basis points (“bps”) lower while the ten-year part of the curve moved 40 bps lower. Within the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, mortgage-backed securities (“MBS”) was the best performing sector, producing 171 bps of excess return, while high-grade credit produced 126 bps of excess return, outperforming both commercial mortgage-backed securities (“CMBS”) (103 bps) and asset-backed securities (“ABS”) (55 bps).
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
MBS	Security selection, particularly within the agency commercial mortgage obligation subcomponent	Contributed
ABS	Within the floating-rate portion of the ABS sector, overweight exposure to the AAA and AA collateralized loan obligation subcomponent; within the fixed-rate portion of the sector, overweight positions in the digital infrastructure and student loan subcomponents	Contributed
CMBS	Overweight positions in both the agency and non-agency subcomponents	Contributed
Corporate sector	Overweight exposure to industrials, particularly the technology and communication subcomponents	Detracted
Treasury sector	Underweight exposure	Detracted
Duration + curve	Maintained a duration relatively close to that of the Index	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	6.57%	(0.88)%	1.71%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar Intermediate Core Bond Category Average[2]		7.07%	(0.31)%	2.00%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$564,187,518%
Total number of portfolio holdings	297%
Total advisory fees paid	$2,857,949%
Portfolio turnover rate	271%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 11/30/27-11/15/35	19.3%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	7.1%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.2%
GNMA, 0.69%-6.318%, due 6/20/51-4/16/65	3.4%
FHLMC, 5.50%-8.014%, due 4/25/53-6/25/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/56	2.5%
FNMA, Other, 2.50%-4.50%, due 6/1/62-6/1/64	2.3%
FNMA, 5.50%-8.874%, due 6/25/54-5/25/55	1.6%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-8/15/55	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-1/24/36	1.4%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	39.1%
Corporate Bonds	38.9%
Mortgage-Backed Securities	13.7%
Asset-Backed Securities	7.0%
Short-Term Investment	0.1%
Other Assets, Less Liabilities	1.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015932
VPB11S-02/26
NYLI VP Bond Portfolio

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$59	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected by security selection and yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the state of Illinois, along with security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	8.44%	0.10%	1.38%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		8.78%	0.94%	3.15%
Morningstar Intermediate Core Bond Category Average[3]		7.07%	(0.31)%	2.00%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$231,229,790%
Total number of portfolio holdings	146%
Total advisory fees paid	$1,168,091%
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.6%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 7/1/32-7/1/35	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.8%
State of California, 5.15%-7.60%, due 9/1/34-11/1/40	2.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/32-5/1/34	2.6%
Idaho Housing & Finance Association, 6.00%-6.50%, due 7/1/54-1/1/65	2.6%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	93.8%
Corporate Bonds	5.5%
Short-Term Investment	1.1%
Other Assets, Less Liabilities	(0.4)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015889
VPG11INL-02/26
NYLI VP MacKay U.S. Infrastructure Bond Portfolio

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected by security selection and yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the state of Illinois, along with security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	8.17%	(0.15)%	1.13%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		8.78%	0.94%	3.15%
Morningstar Intermediate Core Bond Category Average[3]		7.07%	(0.31)%	2.00%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$231,229,790%
Total number of portfolio holdings	146%
Total advisory fees paid	$1,168,091%
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.6%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 7/1/32-7/1/35	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.8%
State of California, 5.15%-7.60%, due 9/1/34-11/1/40	2.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/32-5/1/34	2.6%
Idaho Housing & Finance Association, 6.00%-6.50%, due 7/1/54-1/1/65	2.6%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	93.8%
Corporate Bonds	5.5%
Short-Term Investment	1.1%
Other Assets, Less Liabilities	(0.4)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015889
VPG11S-02/26
NYLI VP MacKay U.S. Infrastructure Bond Portfolio

NYLI VP MacKay High Yield Corporate Bond Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$61	0.59%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and sector allocation. Other than a brief period around the Liberation Day comments on tariffs at the beginning of the second quarter, when spreads widened and issuance dried up, the high yield market was supported by high investor demand, strong issuance and lower yields driven by tighter spreads and lower Treasury rates. The fourth quarter of 2025 marked the thirteenth consecutive positive quarter for U.S. high yield, with $58.8 billion of new issuance in September 2025—the highest monthly volume since March 2021 and the third-highest monthly total on record.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection, with Lightning Power a strong performer, plus lack of exposure to energy storage company Sunnova, which underperformed	Contributed
Capital goods	Credit selection and overweight exposure, plus lack of exposure to Ardagh Packaging, which underperformed	Contributed
Basic industry	Credit selection and overweight exposure, with Miner First Quantum Minerals a strong performer	Contributed
Telecommunications	Credit selection and underweight exposure, including a position in Liberty Media Puerto Rico, which underperformed, and underweight exposure to EchoStar, which outperformed	Detracted
Retail	Credit selection, including a position in Saks, which underperformed	Detracted
Media	Credit selection and underweight exposure, including lack of exposure to AMC Networks, which outperformed	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	6.87%	4.44%	6.14%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Constrained Index[2]		8.50%	4.50%	6.44%
Morningstar High Yield Bond Category Average[3]		8.01%	4.22%	5.56%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,928,683,513%
Total number of portfolio holdings	644%
Total advisory fees paid	$15,305,497%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.6%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.8%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.4%
Talen Energy Supply LLC, 5.672%-8.625%, due 5/17/30-2/1/36	1.4%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	0.9%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	6.7%
Common Stocks	0.8%
Preferred Stock	0.4%
Convertible Bonds	0.4%
Other Assets, Less Liabilities	4.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015857
VPHYCB11INL-02/26
NYLI VP MacKay High Yield Corporate Bond Portfolio

NYLI VP MacKay High Yield Corporate Bond Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and sector allocation. Other than a brief period around the Liberation Day comments on tariffs at the beginning of the second quarter, when spreads widened and issuance dried up, the high yield market was supported by high investor demand, strong issuance and lower yields driven by tighter spreads and lower Treasury rates. The fourth quarter of 2025 marked the thirteenth consecutive positive quarter for U.S. high yield, with $58.8 billion of new issuance in September 2025—the highest monthly volume since March 2021 and the third-highest monthly total on record.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection, with Lightning Power a strong performer, plus lack of exposure to energy storage company Sunnova, which underperformed	Contributed
Capital goods	Credit selection and overweight exposure, plus lack of exposure to Ardagh Packaging, which underperformed	Contributed
Basic industry	Credit selection and overweight exposure, with Miner First Quantum Minerals a strong performer	Contributed
Telecommunications	Credit selection and underweight exposure, including a position in Liberty Media Puerto Rico, which underperformed, and underweight exposure to EchoStar, which outperformed	Detracted
Retail	Credit selection, including a position in Saks, which underperformed	Detracted
Media	Credit selection and underweight exposure, including lack of exposure to AMC Networks, which outperformed	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	6.60%	4.18%	5.87%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Constrained Index[2]		8.50%	4.50%	6.44%
Morningstar High Yield Bond Category Average[3]		8.01%	4.22%	5.56%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,928,683,513%
Total number of portfolio holdings	644%
Total advisory fees paid	$15,305,497%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.6%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.8%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.4%
Talen Energy Supply LLC, 5.672%-8.625%, due 5/17/30-2/1/36	1.4%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	0.9%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	6.7%
Common Stocks	0.8%
Preferred Stock	0.4%
Convertible Bonds	0.4%
Other Assets, Less Liabilities	4.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015857
VPHYCB11S-02/26
NYLI VP MacKay High Yield Corporate Bond Portfolio

NYLI VP MacKay Strategic Bond Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.65%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg U.S. Aggregate Bond Index benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums. The Portfolio was broadly diversified across interest rate, credit and structure risk, producing a premium yield above the market at a discount dollar price. Further, the Portfolio’s curve-flattening bias added to results, as did overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight exposure to commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight exposure to seasoned auto and whole business loans	Contributed
Emerging markets	Overweight exposure to select U.S.-dollar denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure to the basis (overweight higher coupon, underweight lower coupon)	Detracted
Investment-grade corporates	Underweight exposure to the sector, but overweight to financials and utilities	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	8.87%	3.98%	4.40%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar Multisector Bond Category Average[2]		7.75%	2.89%	4.07%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$547,590,505%
Total number of portfolio holdings	488%
Total advisory fees paid	$3,384,100%
Portfolio turnover rate	96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.00%, due 10/31/32-11/15/35	6.2%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	4.6%
Connecticut Avenue Securities Trust, 5.574%-13.239%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 5.524%-12.374%, due 9/25/41-1/25/50	2.4%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.0%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.6%
FHLMC STACR Trust, 8.789%-15.239%, due 9/25/47-4/25/49	1.5%
Wells Fargo Commercial Mortgage Trust, 3.00%-4.928%, due 12/15/39-1/15/59	1.4%
FHLMC, (zero coupon)-3.50%, due 12/25/48-8/15/56	1.3%
FHLMC MSCR Trust, 6.174%-9.865%, due 5/25/44-11/25/51	1.3%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	38.1%
Mortgage-Backed Securities	30.3%
Asset-Backed Securities	13.5%
Foreign Government Bonds	7.1%
U.S. Government & Federal Agencies	6.6%
Loan Assignments	2.9%
Short-Term Investments	1.7%
Other Assets, Less Liabilities	(0.2)%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
During the reporting period, “Short Selling and Short Exposure Risk” was removed as a principal risk for consistency with the Portfolio’s principal investment strategies.
As of May 1, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015540
VPUB11INL-02/26
NYLI VP MacKay Strategic Bond Portfolio

NYLI VP MacKay Strategic Bond Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.90%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg U.S. Aggregate Bond Index benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums. The Portfolio was broadly diversified across interest rate, credit and structure risk, producing a premium yield above the market at a discount dollar price. Further, the Portfolio’s curve-flattening bias added to results, as did overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight exposure to commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight exposure to seasoned auto and whole business loans	Contributed
Emerging markets	Overweight exposure to select U.S.-dollar denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure to the basis (overweight higher coupon, underweight lower coupon)	Detracted
Investment-grade corporates	Underweight exposure to the sector, but overweight to financials and utilities	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	8.60%	3.73%	4.14%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar Multisector Bond Category Average[2]		7.75%	2.89%	4.07%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$547,590,505%
Total number of portfolio holdings	488%
Total advisory fees paid	$3,384,100%
Portfolio turnover rate	96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.00%, due 10/31/32-11/15/35	6.2%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	4.6%
Connecticut Avenue Securities Trust, 5.574%-13.239%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 5.524%-12.374%, due 9/25/41-1/25/50	2.4%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.0%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.6%
FHLMC STACR Trust, 8.789%-15.239%, due 9/25/47-4/25/49	1.5%
Wells Fargo Commercial Mortgage Trust, 3.00%-4.928%, due 12/15/39-1/15/59	1.4%
FHLMC, (zero coupon)-3.50%, due 12/25/48-8/15/56	1.3%
FHLMC MSCR Trust, 6.174%-9.865%, due 5/25/44-11/25/51	1.3%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	38.1%
Mortgage-Backed Securities	30.3%
Asset-Backed Securities	13.5%
Foreign Government Bonds	7.1%
U.S. Government & Federal Agencies	6.6%
Loan Assignments	2.9%
Short-Term Investments	1.7%
Other Assets, Less Liabilities	(0.2)%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
During the reporting period, “Short Selling and Short Exposure Risk” was removed as a principal risk for consistency with the Portfolio’s principal investment strategies.
As of May 1, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015540
VPUB11S-02/26
NYLI VP MacKay Strategic Bond Portfolio

NYLI VP PIMCO Real Return Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$114	1.09%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg U.S. TIPS Index was determined by a variety of allocations and duration positions. Positive contributions came from U.S. and Europe duration positioning, spread strategies and exposure to emerging-markets currencies. Detractors included breakeven inflation strategies and currency exposure in other regions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Interest rate strategies in the United States and Europe	Contributed
Spread	Exposure to agency and non-agency mortgage-backed securities and other securitized assets	Contributed
Emerging-markets currency	Exposure to currencies such as the Brazilian real and Mexican peso	Contributed
Breakevens	Breakeven inflation strategies in the United States	Detracted
Developed-markets currency	Exposure to currencies such as the Australian dollar	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	8.16%	1.36%	3.29%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Bloomberg U.S. TIPS Index[2]		7.01%	1.12%	3.08%
Morningstar Inflation-Protected Bond Category Average[3]		6.86%	0.43%	2.71%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

3.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$405,421,605%
Total number of portfolio holdings	442%
Total advisory fees paid	$1,728,225%
Portfolio turnover rate	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/26-7/15/35	75.3%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.6%
UMBS, Single Family, 30 Year, 4.50%-6.00%, due 1/25/56-2/25/56	9.9%
GNMA, 4.698%-5.592%, due 9/20/55-10/20/75	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-1/15/56	3.0%
Japan Government CPI Linked Bond, 0.005%-0.10%, due 3/10/28-3/10/35	2.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.805%-6.242%, due 11/1/34-6/25/55	0.9%
FHLMC, 4.498%-4.814%, due 7/15/44-8/15/57	0.8%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	110.4%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	5.7%
Foreign Government Bonds	4.7%
Short-Term Investments	2.1%
Corporate Bonds	0.8%
Other Assets, Less Liabilities	(30.6)%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
The Portfolio’s total annual operating expenses increased during the period due to an increase in interest expense on sale buyback transactions.
As of June 4, 2025, Mike Cudzil, Stephen A. Rodosky and Daniel He are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015893
VPPRR11INL-02/26
NYLI VP PIMCO Real Return Portfolio

NYLI VP PIMCO Real Return Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$140	1.34%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg U.S. TIPS Index was determined by a variety of allocations and duration positions. Positive contributions came from U.S. and Europe duration positioning, spread strategies and exposure to emerging-markets currencies. Detractors included breakeven inflation strategies and currency exposure in other regions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Interest rate strategies in the United States and Europe	Contributed
Spread	Exposure to agency and non-agency mortgage-backed securities and other securitized assets	Contributed
Emerging-markets currency	Exposure to currencies such as the Brazilian real and Mexican peso	Contributed
Breakevens	Breakeven inflation strategies in the United States	Detracted
Developed-markets currency	Exposure to currencies such as the Australian dollar	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	7.89%	1.11%	3.03%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Bloomberg U.S. TIPS Index[2]		7.01%	1.12%	3.08%
Morningstar Inflation-Protected Bond Category Average[3]		6.86%	0.43%	2.71%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

3.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$405,421,605%
Total number of portfolio holdings	442%
Total advisory fees paid	$1,728,225%
Portfolio turnover rate	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/26-7/15/35	75.3%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.6%
UMBS, Single Family, 30 Year, 4.50%-6.00%, due 1/25/56-2/25/56	9.9%
GNMA, 4.698%-5.592%, due 9/20/55-10/20/75	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-1/15/56	3.0%
Japan Government CPI Linked Bond, 0.005%-0.10%, due 3/10/28-3/10/35	2.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.805%-6.242%, due 11/1/34-6/25/55	0.9%
FHLMC, 4.498%-4.814%, due 7/15/44-8/15/57	0.8%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	110.4%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	5.7%
Foreign Government Bonds	4.7%
Short-Term Investments	2.1%
Corporate Bonds	0.8%
Other Assets, Less Liabilities	(30.6)%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
The Portfolio’s total annual operating expenses increased during the period due to an increase in interest expense on sale buyback transactions.
As of June 4, 2025, Mike Cudzil, Stephen A. Rodosky and Daniel He are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015893
VPPRR11S-02/26
NYLI VP PIMCO Real Return Portfolio

NYLI VP Floating Rate Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$66	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Morningstar LSTA US Leveraged Loan Index during the 12-month reporting period ended December 31, 2025, was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index holdings, chemicals, and hotels, restaurants & leisure holdings, as well as overweight exposure to credit rated B. The underweight position in credit rated CCC was the primary detractor.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP industry	Primarily collateralized loan obligation tranches and some high yield bonds, representing out-of-Index positions	Contributed
Chemicals	Overweight positioning, positive security selection	Contributed
Hotels, restaurants & leisure	Overweight positioning, positive security selection	Contributed
Auto components	Overweight positioning, negative security selection	Detracted
Specialty retail	Underweight positioning, negative security selection	Detracted
Insurance	Underweight positioning, positive security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	5.13%	5.43%	5.01%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar LSTA US Leveraged Loan Index[2]		5.90%	6.42%	5.83%
Morningstar Bank Loan Category Average[3]		5.19%	5.39%	4.74%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,185,206,703%
Total number of portfolio holdings	518%
Total advisory fees paid	$6,800,129%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.081%-8.50%, due 8/15/28-7/31/31	0.9%
Invesco Senior Loan ETF	0.9%
TransDigm, Inc., 5.966%-6.75%, due 3/22/30-1/31/34	0.9%
Asurion LLC, 7.966%-9.081%, due 1/31/28-9/19/30	0.8%
McAfee Corp., 6.716%, due 3/1/29	0.8%
UKG, Inc., 6.338%, due 2/10/31	0.7%
Clarios Global LP, 6.216%-6.466%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 6.416%, due 10/31/30	0.7%
Allied Universal Holdco LLC, 6.966%-7.875%, due 2/15/31-8/20/32	0.7%
Clydesdale Acquisition Holdings, Inc., 6.75%-8.75%, due 4/13/29-4/15/32	0.7%
* Excluding short-term investments
Top Industries
Finance	7.3%
Software	5.9%
Electronics	5.1%
Chemicals, Plastics & Rubber	5.1%
Services: Business	5.0%
Insurance	4.3%
High Tech Industries	3.8%
Aerospace & Defense	3.2%
Other Asset-Backed Securities	3.2%
Automobile	3.0%
Other	54.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015906
VPFR11INL-02/26
NYLI VP Floating Rate Portfolio

NYLI VP Floating Rate Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Morningstar LSTA US Leveraged Loan Index during the 12-month reporting period ended December 31, 2025, was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index holdings, chemicals, and hotels, restaurants & leisure holdings, as well as overweight exposure to credit rated B. The underweight position in credit rated CCC was the primary detractor.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP industry	Primarily collateralized loan obligation tranches and some high yield bonds, representing out-of-Index positions	Contributed
Chemicals	Overweight positioning, positive security selection	Contributed
Hotels, restaurants & leisure	Overweight positioning, positive security selection	Contributed
Auto components	Overweight positioning, negative security selection	Detracted
Specialty retail	Underweight positioning, negative security selection	Detracted
Insurance	Underweight positioning, positive security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	4.86%	5.16%	4.74%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar LSTA US Leveraged Loan Index[2]		5.90%	6.42%	5.83%
Morningstar Bank Loan Category Average[3]		5.19%	5.39%	4.74%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,185,206,703%
Total number of portfolio holdings	518%
Total advisory fees paid	$6,800,129%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.081%-8.50%, due 8/15/28-7/31/31	0.9%
Invesco Senior Loan ETF	0.9%
TransDigm, Inc., 5.966%-6.75%, due 3/22/30-1/31/34	0.9%
Asurion LLC, 7.966%-9.081%, due 1/31/28-9/19/30	0.8%
McAfee Corp., 6.716%, due 3/1/29	0.8%
UKG, Inc., 6.338%, due 2/10/31	0.7%
Clarios Global LP, 6.216%-6.466%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 6.416%, due 10/31/30	0.7%
Allied Universal Holdco LLC, 6.966%-7.875%, due 2/15/31-8/20/32	0.7%
Clydesdale Acquisition Holdings, Inc., 6.75%-8.75%, due 4/13/29-4/15/32	0.7%
* Excluding short-term investments
Top Industries
Finance	7.3%
Software	5.9%
Electronics	5.1%
Chemicals, Plastics & Rubber	5.1%
Services: Business	5.0%
Insurance	4.3%
High Tech Industries	3.8%
Aerospace & Defense	3.2%
Other Asset-Backed Securities	3.2%
Automobile	3.0%
Other	54.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015906
VPFR11S-02/26
NYLI VP Floating Rate Portfolio

NYLI VP U.S. Government Money Market Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, interest rates in the front end of the curve moved lower as the U.S. Federal Reserve cut interest rates by 75 basis points. The 1-month part of the curve moved 68 basis points lower while the six-month part of the curve moved 66 basis points lower. Performance relative to the Average Lipper Variable Products U.S. Government Money Market Portfolio was affected by positions in asset classes not included in the benchmark, including U.S. agency discount notes and tri-party repo, which the Portfolio offset by maintaining an underweight position in the Treasury Bill sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Treasury bills	Underweight exposure	Contributed
U.S. agency discount notes	Overweight positions in Federal Agricultural Mortgage Corp. and Federal Farm Credit Banks Funding Corp.	Contributed
Tri-party repo	Overweight position in the tri-party repo sector, including Royal Bank of Canada, Toronto-Dominion Bank, Bank of America Securities, Bank of Montreal and Bank of Nova Scotia	Contributed
Duration + curve	Maintained a duration slightly shorter than that of the Index	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.” For certain periods, the Manager voluntarily has waived or reimbursed the Portfolio’s expenses to the extent it deemed appropriate to enhance the Portfolio's yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Portfolio’s returns would have been lower.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	4.05%	3.02%	1.89%
Average Lipper Variable Products U.S. Government Money Market Portfolio[1]		3.89%	2.91%	1.83%
Morningstar Prime Money Market Category Average[2]		3.98%	3.01%	1.98%
1.
The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

2.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$824,273,002
Total number of portfolio holdings	26
Total advisory fees paid	$1,998,375
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Treasury Debt	36.1%
Government Agency Debt	35.4%
Treasury Repurchase Agreements	28.5%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015536
VPUSGMM11INL-02/26
NYLI VP U.S. Government Money Market Portfolio

NYLI VP Moderate Allocation Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$4	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	11.30%	5.62%	6.88%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index[4]		7.30%	(0.36)%	2.01%
Moderate Allocation Composite Index[5]		15.57%	7.69%	8.82%
Morningstar Moderate Allocation Category Average[6]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$662,902,269%
Total number of portfolio holdings	44%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.5%
Fixed Income Funds	33.1%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.4%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015860
VPMODA11INL-02/26
NYLI VP Moderate Allocation Portfolio

NYLI VP Moderate Allocation Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$31	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	11.02%	5.36%	6.61%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index[4]		7.30%	(0.36)%	2.01%
Moderate Allocation Composite Index[5]		15.57%	7.69%	8.82%
Morningstar Moderate Allocation Category Average[6]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$662,902,269%
Total number of portfolio holdings	44%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.5%
Fixed Income Funds	33.1%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.4%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015860
VPMODA11S-02/26
NYLI VP Moderate Allocation Portfolio

NYLI VP Growth Allocation Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$4	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	12.52%	7.33%	8.32%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index[4]		7.30%	(0.36)%	2.01%
Growth Allocation Composite Index[5]		18.38%	10.40%	11.03%
Morningstar Moderately Aggressive Allocation Category Average[6]		14.02%	8.71%	9.48%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$992,145,865%
Total number of portfolio holdings	45%
Portfolio turnover rate	22%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	76.8%
Fixed Income Funds	13.1%
Short-Term Investment	9.8%
Other Assets, Less Liabilities	0.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015860
VPGRWA11INL-02/26
NYLI VP Growth Allocation Portfolio

NYLI VP Growth Allocation Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$30	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	12.24%	7.06%	8.05%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index[4]		7.30%	(0.36)%	2.01%
Growth Allocation Composite Index[5]		18.38%	10.40%	11.03%
Morningstar Moderately Aggressive Allocation Category Average[6]		14.02%	8.71%	9.48%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$992,145,865%
Total number of portfolio holdings	45%
Portfolio turnover rate	22%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	76.8%
Fixed Income Funds	13.1%
Short-Term Investment	9.8%
Other Assets, Less Liabilities	0.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015860
VPGRWA11S-02/26
NYLI VP Growth Allocation Portfolio

NYLI VP Conservative Allocation Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$5	0.05%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	9.56%	3.93%	5.40%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Conservative Allocation Composite Index[4]		12.79%	4.99%	6.58%
Morningstar Moderately Conservative Allocation Category Average[5]		11.14%	5.01%	6.11%
1.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$351,252,691%
Total number of portfolio holdings	44%
Portfolio turnover rate	21%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.1%
Fixed Income Funds	53.0%
Short-Term Investment	10.1%
Other Assets, Less Liabilities	0.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015860
VPCONA11INL-02/26
NYLI VP Conservative Allocation Portfolio

NYLI VP Conservative Allocation Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$31	0.30%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	9.29%	3.67%	5.14%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Conservative Allocation Composite Index[4]		12.79%	4.99%	6.58%
Morningstar Moderately Conservative Allocation Category Average[5]		11.14%	5.01%	6.11%
1.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$351,252,691%
Total number of portfolio holdings	44%
Portfolio turnover rate	21%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.1%
Fixed Income Funds	53.0%
Short-Term Investment	10.1%
Other Assets, Less Liabilities	0.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015860
VPCONA11S-02/26
NYLI VP Conservative Allocation Portfolio

NYLI VP Equity Allocation Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$4	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Nuclear energy industry	First-quarter exposure, pressured by tariff concerns and AI-efficiency developments	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	13.98%	8.17%	9.34%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Equity Allocation Composite Index[4]		21.21%	13.12%	13.20%
Morningstar Aggressive Allocation Category Average[5]		13.03%	8.33%	9.19%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$711,513,725%
Total number of portfolio holdings	35%
Portfolio turnover rate	19%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	97.1%
Short-Term Investment	2.6%
Other Assets, Less Liabilities	0.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015860
VPEQA11INL-02/26
NYLI VP Equity Allocation Portfolio

NYLI VP Equity Allocation Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$31	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Nuclear energy industry	First-quarter exposure, pressured by tariff concerns and AI-efficiency developments	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	13.69%	7.90%	9.07%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Equity Allocation Composite Index[4]		21.21%	13.12%	13.20%
Morningstar Aggressive Allocation Category Average[5]		13.03%	8.33%	9.19%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$711,513,725%
Total number of portfolio holdings	35%
Portfolio turnover rate	19%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	97.1%
Short-Term Investment	2.6%
Other Assets, Less Liabilities	0.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015860
VPEQA11S-02/26
NYLI VP Equity Allocation Portfolio

NYLI VP Schroders Mid Cap Opportunities Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$86	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, U.S. equity markets delivered uneven results, with shifting leadership and elevated dispersion creating a challenging environment for active managers during much of the year. The Portfolio’s performance relative to the Russell Midcap® Index was supported, particularly during the fourth quarter, by effective stock selection in information technology and health care as market leadership shifted toward higher-quality companies. Earlier in the year, relative returns were pressured by sector allocation and stock selection in information technology, financials and health care, partly offset by contributions from industrials and real estate.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Stock selection in technology hardware and overweight exposure to communications equipment	Contributed
Ciena Corp.	Benefited from impressive growth in Cloud and firmly re-established its position from a telco supplier to a leading Artificial Intelligence infrastructure company	Contributed
Industrials	Stock selection in machinery and electrical equipment overshadowed positive sector allocation in aerospace & defense	Detracted
Financials	Stock selection in capital markets and insurance	Detracted
Zebra Technologies Corp.	Negatively affected by global uncertainty and conservative guidance in the second half of 2025	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	7.27%	5.05%	7.39%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell Midcap®Index[2]		10.60%	8.67%	11.01%
S&P MidCap 400®Index[3]		7.50%	9.12%	10.72%
Morningstar Mid-Cap Blend Category Average[4]		9.08%	8.86%	10.27%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

3.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

4.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$648,350,537%
Total number of portfolio holdings	67%
Total advisory fees paid	$5,144,475%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Rentokil Initial plc, Sponsored ADR	2.7%
Aramark	2.6%
West Pharmaceutical Services, Inc.	2.4%
Assurant, Inc.	2.3%
Ciena Corp.	2.1%
Estee Lauder Cos., Inc. (The), Class A	2.1%
Ralph Lauren Corp.	2.0%
EPAM Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Dover Corp.	1.9%
* Excluding short-term investments
Top Industries
Hotels, Restaurants & Leisure	6.4%
Electronic Equipment, Instruments & Components	6.4%
Commercial Services & Supplies	5.6%
Life Sciences Tools & Services	5.3%
Insurance	5.0%
IT Services	5.0%
Building Products	4.4%
Capital Markets	4.3%
Professional Services	4.0%
Aerospace & Defense	3.7%
Other	49.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015903
VPMCC11INL-02/26
NYLI VP Schroders Mid Cap Opportunities Portfolio

NYLI VP Schroders Mid Cap Opportunities Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$112	1.08%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, U.S. equity markets delivered uneven results, with shifting leadership and elevated dispersion creating a challenging environment for active managers during much of the year. The Portfolio’s performance relative to the Russell Midcap® Index was supported, particularly during the fourth quarter, by effective stock selection in information technology and health care as market leadership shifted toward higher-quality companies. Earlier in the year, relative returns were pressured by sector allocation and stock selection in information technology, financials and health care, partly offset by contributions from industrials and real estate.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Stock selection in technology hardware and overweight exposure to communications equipment	Contributed
Ciena Corp.	Benefited from impressive growth in Cloud and firmly re-established its position from a telco supplier to a leading Artificial Intelligence infrastructure company	Contributed
Industrials	Stock selection in machinery and electrical equipment overshadowed positive sector allocation in aerospace & defense	Detracted
Financials	Stock selection in capital markets and insurance	Detracted
Zebra Technologies Corp.	Negatively affected by global uncertainty and conservative guidance in the second half of 2025	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	7.00%	4.79%	7.12%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell Midcap®Index[2]		10.60%	8.67%	11.01%
S&P MidCap 400®Index[3]		7.50%	9.12%	10.72%
Morningstar Mid-Cap Blend Category Average[4]		9.08%	8.86%	10.27%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

3.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

4.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$648,350,537%
Total number of portfolio holdings	67%
Total advisory fees paid	$5,144,475%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Rentokil Initial plc, Sponsored ADR	2.7%
Aramark	2.6%
West Pharmaceutical Services, Inc.	2.4%
Assurant, Inc.	2.3%
Ciena Corp.	2.1%
Estee Lauder Cos., Inc. (The), Class A	2.1%
Ralph Lauren Corp.	2.0%
EPAM Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Dover Corp.	1.9%
* Excluding short-term investments
Top Industries
Hotels, Restaurants & Leisure	6.4%
Electronic Equipment, Instruments & Components	6.4%
Commercial Services & Supplies	5.6%
Life Sciences Tools & Services	5.3%
Insurance	5.0%
IT Services	5.0%
Building Products	4.4%
Capital Markets	4.3%
Professional Services	4.0%
Aerospace & Defense	3.7%
Other	49.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015903
VPMCC11S-02/26
NYLI VP Schroders Mid Cap Opportunities Portfolio

NYLI VP American Century Sustainable Equity Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$72	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was determined primarily by security selection. The strongest contributors to relative performance came from the communications services sector. The most significant detractors came from information technology, where lack of exposure to several Artificial Intelligence ("AI")-related names that helped drive the market’s gains weighed on returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communications services	Benefited from overweight exposure to Google’s parent, Alphabet Inc., which posted strong earnings as revenue accelerated across most business segments, while experiencing margin expansion, despite massive, ongoing AI-related investments	Contributed
Johnson Controls International plc	Benefited from better-than-expected revenue and earnings, and guided above expectations as investors remain bullish on the ability of the new CEO to accelerate growth and margin improvement	Contributed
Information technology	Lack of exposure to some key benchmark contributors in the semiconductor and semiconductor equipment industries that rose on optimism regarding AI spending	Detracted
Specialty retail	Overweight sector exposure, particularly overweight exposure to retailers pressured by consumers delaying or downsizing major purchases amid inflationary challenges	Detracted
Semiconductors	Lack of exposure to Micron Technology, Inc. and other key industry names that rallied on strong results amid surging AI-related demand	Detracted
UnitedHealth Group Inc.	Detracted on earnings misses, rising costs and expenses, management turnover, poor execution and a U.S. Department of Justice investigation	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	11.34%	13.96%	11.86%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[3]		14.97%	11.66%	10.74%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$383,624,781%
Total number of portfolio holdings	104%
Total advisory fees paid	$2,546,848%
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.5%
Software	11.6%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	5.0%
Capital Markets	4.8%
Banks	4.3%
Broadline Retail	3.7%
Specialty Retail	3.5%
Pharmaceuticals	2.9%
Machinery	2.8%
Other	38.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015854
VPTRPE11INL-02/26
NYLI VP American Century Sustainable Equity Portfolio

NYLI VP American Century Sustainable Equity Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was determined primarily by security selection. The strongest contributors to relative performance came from the communications services sector. The most significant detractors came from information technology, where lack of exposure to several Artificial Intelligence ("AI")-related names that helped drive the market’s gains weighed on returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communications services	Benefited from overweight exposure to Google’s parent, Alphabet Inc., which posted strong earnings as revenue accelerated across most business segments, while experiencing margin expansion, despite massive, ongoing AI-related investments	Contributed
Johnson Controls International plc	Benefited from better-than-expected revenue and earnings, and guided above expectations as investors remain bullish on the ability of the new CEO to accelerate growth and margin improvement	Contributed
Information technology	Lack of exposure to some key benchmark contributors in the semiconductor and semiconductor equipment industries that rose on optimism regarding AI spending	Detracted
Specialty retail	Overweight sector exposure, particularly overweight exposure to retailers pressured by consumers delaying or downsizing major purchases amid inflationary challenges	Detracted
Semiconductors	Lack of exposure to Micron Technology, Inc. and other key industry names that rallied on strong results amid surging AI-related demand	Detracted
UnitedHealth Group Inc.	Detracted on earnings misses, rising costs and expenses, management turnover, poor execution and a U.S. Department of Justice investigation	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	11.06%	13.68%	11.58%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[3]		14.97%	11.66%	10.74%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$383,624,781%
Total number of portfolio holdings	104%
Total advisory fees paid	$2,546,848%
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.5%
Software	11.6%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	5.0%
Capital Markets	4.8%
Banks	4.3%
Broadline Retail	3.7%
Specialty Retail	3.5%
Pharmaceuticals	2.9%
Machinery	2.8%
Other	38.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015854
VPTRPE11S-02/26
NYLI VP American Century Sustainable Equity Portfolio

NYLI VP Balanced Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$75	0.71%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2025, was affected primarily by sector allocation on both the equity and fixed income sides. Among equities, in addition to the factors detailed in the table below, security selection also had a material impact on relative returns, either positive (health care, communication services and industrials) or negative (financials, consumer discretionary and materials). In fixed income, in addition to the factors detailed in the table below, the Portfolio also benefited from overweight exposure to specific subcomponents of the commercial mortgage-backed securities sector and from relatively long duration positioning in one instance during the second half of the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Consumer staples	Underweight allocation	Contributed
Real estate	Underweight allocation	Contributed
Communication services	Underweight allocation	Detracted
Health care	Overweight allocation	Detracted
Fixed Income
Mortgage-backed securities	Overweight positions in both the agency and non-agency subcomponents	Contributed
Asset-backed securities (ABS)	An overweight position in the AAA-rated collateralized loan obligation subcomponent of the floating-rate portion of the ABS sector	Contributed
U.S. Treasury sector	Underweight allocation	Detracted
Cash securities	Overweight allocation	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	11.44%	7.41%	7.30%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Value Index[2]		15.91%	11.33%	10.53%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.97%	0.96%	2.29%
Balanced Composite Index[4]		12.34%	7.28%	7.45%
Morningstar Moderate Allocation Category Average[5]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$350,146,092%
Total number of portfolio holdings	213%
Total advisory fees paid	$2,252,428%
Portfolio turnover rate	180%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 9/30/26-11/15/35	16.3%
iShares Intermediate Government/Credit Bond ETF	4.0%
Alphabet, Inc.	3.0%
JPMorgan Chase & Co.	3.0%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.6%
Morgan Stanley	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	60.4%
U.S. Government & Federal Agencies	16.3%
Corporate Bonds	12.8%
Exchange-Traded Funds	8.8%
Short-Term Investments	1.0%
Mortgage-Backed Securities	0.2%
Asset-Backed Securities	0.2%
Other Assets, Less Liabilities	0.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015928
VPBL11INL-02/26
NYLI VP Balanced Portfolio

NYLI VP Balanced Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$101	0.96%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2025, was affected primarily by sector allocation on both the equity and fixed income sides. Among equities, in addition to the factors detailed in the table below, security selection also had a material impact on relative returns, either positive (health care, communication services and industrials) or negative (financials, consumer discretionary and materials). In fixed income, in addition to the factors detailed in the table below, the Portfolio also benefited from overweight exposure to specific subcomponents of the commercial mortgage-backed securities sector and from relatively long duration positioning in one instance during the second half of the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Consumer staples	Underweight allocation	Contributed
Real estate	Underweight allocation	Contributed
Communication services	Underweight allocation	Detracted
Health care	Overweight allocation	Detracted
Fixed Income
Mortgage-backed securities	Overweight positions in both the agency and non-agency subcomponents	Contributed
Asset-backed securities (ABS)	An overweight position in the AAA-rated collateralized loan obligation subcomponent of the floating-rate portion of the ABS sector	Contributed
U.S. Treasury sector	Underweight allocation	Detracted
Cash securities	Overweight allocation	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	11.16%	7.14%	7.04%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Value Index[2]		15.91%	11.33%	10.53%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.97%	0.96%	2.29%
Balanced Composite Index[4]		12.34%	7.28%	7.45%
Morningstar Moderate Allocation Category Average[5]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$350,146,092%
Total number of portfolio holdings	213%
Total advisory fees paid	$2,252,428%
Portfolio turnover rate	180%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 9/30/26-11/15/35	16.3%
iShares Intermediate Government/Credit Bond ETF	4.0%
Alphabet, Inc.	3.0%
JPMorgan Chase & Co.	3.0%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.6%
Morgan Stanley	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	60.4%
U.S. Government & Federal Agencies	16.3%
Corporate Bonds	12.8%
Exchange-Traded Funds	8.8%
Short-Term Investments	1.0%
Mortgage-Backed Securities	0.2%
Asset-Backed Securities	0.2%
Other Assets, Less Liabilities	0.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015928
VPBL11S-02/26
NYLI VP Balanced Portfolio

NYLI VP CBRE Global Infrastructure Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$102	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was determined primarily by security selection. Sector allocation also affected relative returns, albeit to a lesser extent.
 The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
North American utilities	The strongest driver of relative performance, led by exposure to nuclear power owner Constellation Energy Corp.	Contributed
European transportation	Holdings benefited from a mix of European equity market strength, exposure to toll roads and U.S. dollar weakness	Contributed
European utilities	Overweight positioning, with an emphasis on German exposure relative to Spanish utilities	Contributed
Asian infrastructure	Security selection in Japanese rails and Australian toll roads, and underweight exposure to outperforming utilities, particularly in Japan	Detracted
North American midstream	Emphasis on U.S. versus Canada, and holdings in liquified natural gas exporters	Detracted
Global communications	The weakest infrastructure returns, exacerbated by exposure to towers and data centers	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2015	15.60%	7.06%	2.64%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		14.36%	6.95%	7.79%
Morningstar Infrastructure Category Average[3]		20.45%	8.49%	8.52%
1.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$40,118,206%
Total number of portfolio holdings	51%
Total advisory fees paid	$254,099%
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.9%
Entergy Corp.	4.5%
Vinci SA	4.5%
Xcel Energy, Inc.	4.2%
WEC Energy Group, Inc.	4.0%
Public Service Enterprise Group, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Ferrovial SE	3.9%
PPL Corp.	3.3%
Aena SME SA	3.1%
* Excluding short-term investments
Top Countries
United States	59.1%
Canada	5.7%
United Kingdom	4.9%
Japan	4.7%
Spain	4.6%
Mexico	4.5%
France	4.5%
Netherlands	3.8%
Germany	2.9%
Switzerland	1.9%
Other	3.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015937
VPCRA11INL-02/26
NYLI VP CBRE Global Infrastructure Portfolio

NYLI VP CBRE Global Infrastructure Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$129	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was determined primarily by security selection. Sector allocation also affected relative returns, albeit to a lesser extent.
 The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
North American utilities	The strongest driver of relative performance, led by exposure to nuclear power owner Constellation Energy Corp.	Contributed
European transportation	Holdings benefited from a mix of European equity market strength, exposure to toll roads and U.S. dollar weakness	Contributed
European utilities	Overweight positioning, with an emphasis on German exposure relative to Spanish utilities	Contributed
Asian infrastructure	Security selection in Japanese rails and Australian toll roads, and underweight exposure to outperforming utilities, particularly in Japan	Detracted
North American midstream	Emphasis on U.S. versus Canada, and holdings in liquified natural gas exporters	Detracted
Global communications	The weakest infrastructure returns, exacerbated by exposure to towers and data centers	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/1/2015	15.31%	6.79%	2.39%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		14.36%	6.95%	7.79%
Morningstar Infrastructure Category Average[3]		20.45%	8.49%	8.52%
1.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$40,118,206%
Total number of portfolio holdings	51%
Total advisory fees paid	$254,099%
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.9%
Entergy Corp.	4.5%
Vinci SA	4.5%
Xcel Energy, Inc.	4.2%
WEC Energy Group, Inc.	4.0%
Public Service Enterprise Group, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Ferrovial SE	3.9%
PPL Corp.	3.3%
Aena SME SA	3.1%
* Excluding short-term investments
Top Countries
United States	59.1%
Canada	5.7%
United Kingdom	4.9%
Japan	4.7%
Spain	4.6%
Mexico	4.5%
France	4.5%
Netherlands	3.8%
Germany	2.9%
Switzerland	1.9%
Other	3.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015937
VPCRA11S-02/26
NYLI VP CBRE Global Infrastructure Portfolio

NYLI VP Candriam Emerging Markets Equity Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$141	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI Emerging Markets Index (Net) was affected by security selection and allocation. Artificial Intelligence ("AI")-related demand remained robust, which bolstered many technology companies. The price strength of precious and industrial metals boosted the materials sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
South Korean technology	Supported by deep manufacturing expertise, rising utilization rates and increasing process intensity at advanced nodes	Contributed
Taiwanese technology	Rallied on robust AI-related demand (servers, chips, etc.) and better-than-expected results	Contributed
Materials	Benefited from sustained central-bank gold purchases and strong electrification-related demand for copper and lithium	Contributed
India	Weak earnings, in addition to high expectations and lingering geopolitical uncertainty	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	35.88%	2.77%	7.65%
MSCI Emerging Markets Index (Net)[1]		33.57%	4.20%	8.42%
Morningstar Diversified Emerging Markets Category Average[2]		30.55%	4.29%	7.93%
1.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$207,541,947%
Total number of portfolio holdings	121%
Total advisory fees paid	$2,037,362%
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd., 1.88%	4.7%
Alibaba Group Holding Ltd.	3.0%
SK hynix, Inc.	3.0%
HDFC Bank Ltd.	1.8%
Bharti Airtel Ltd.	1.6%
Reliance Industries Ltd.	1.5%
Al Rajhi Bank	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.3%
* Excluding short-term investments
Top Countries
China	25.7%
Taiwan	21.0%
India	15.6%
Republic of Korea	13.4%
Brazil	6.2%
South Africa	3.7%
Peru	2.0%
Chile	1.8%
United States	1.7%
Saudi Arabia	1.4%
Other	7.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015935
VPEME11INL-02/26
NYLI VP Candriam Emerging Markets Equity Portfolio

NYLI VP Candriam Emerging Markets Equity Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$170	1.45%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI Emerging Markets Index (Net) was affected by security selection and allocation. Artificial Intelligence ("AI")-related demand remained robust, which bolstered many technology companies. The price strength of precious and industrial metals boosted the materials sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
South Korean technology	Supported by deep manufacturing expertise, rising utilization rates and increasing process intensity at advanced nodes	Contributed
Taiwanese technology	Rallied on robust AI-related demand (servers, chips, etc.) and better-than-expected results	Contributed
Materials	Benefited from sustained central-bank gold purchases and strong electrification-related demand for copper and lithium	Contributed
India	Weak earnings, in addition to high expectations and lingering geopolitical uncertainty	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	35.54%	2.52%	7.39%
MSCI Emerging Markets Index (Net)[1]		33.57%	4.20%	8.42%
Morningstar Diversified Emerging Markets Category Average[2]		30.55%	4.29%	7.93%
1.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$207,541,947%
Total number of portfolio holdings	121%
Total advisory fees paid	$2,037,362%
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd., 1.88%	4.7%
Alibaba Group Holding Ltd.	3.0%
SK hynix, Inc.	3.0%
HDFC Bank Ltd.	1.8%
Bharti Airtel Ltd.	1.6%
Reliance Industries Ltd.	1.5%
Al Rajhi Bank	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.3%
* Excluding short-term investments
Top Countries
China	25.7%
Taiwan	21.0%
India	15.6%
Republic of Korea	13.4%
Brazil	6.2%
South Africa	3.7%
Peru	2.0%
Chile	1.8%
United States	1.7%
Saudi Arabia	1.4%
Other	7.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015935
VPEME11S-02/26
NYLI VP Candriam Emerging Markets Equity Portfolio

NYLI VP Epoch U.S. Equity Yield Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$73	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Value Index was determined primarily by security selection. From a factor perspective, the Fund’s negative exposure to market sensitivity detracted from relative performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection, driven by overweight exposure to CVS Health Corp. and AbbVie Inc.	Contributed
Consumer staples	Security selection, driven by overweight exposure to Philip Morris International Inc.	Contributed
Communication services	Security selection, driven by underweight exposure to Alphabet Inc.	Detracted
Industrials	Security selection, driven by lack of exposure to GE Aerospace and Caterpillar Inc.	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	14.24%	12.02%	9.96%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Value Index[2]		15.91%	11.33%	10.53%
U.S. Equity Yield Composite Index[3]		9.53%	8.30%	9.52%
Morningstar Large Value Category Average[4]		14.97%	11.66%	10.74%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$900,812,390%
Total number of portfolio holdings	99%
Total advisory fees paid	$5,897,287%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.3%
Broadcom, Inc.	2.2%
Johnson & Johnson	2.2%
AbbVie, Inc.	2.1%
MetLife, Inc.	1.9%
Cummins, Inc.	1.9%
Medtronic plc	1.7%
Walmart, Inc.	1.7%
CVS Health Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.3%
Pharmaceuticals	6.6%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	5.3%
Oil, Gas & Consumable Fuels	4.5%
Insurance	4.3%
Technology Hardware, Storage & Peripherals	3.6%
Biotechnology	3.5%
Machinery	3.2%
Electrical Equipment	3.2%
Other	49.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015520
VPEUE11INL-02/26
NYLI VP Epoch U.S. Equity Yield Portfolio

NYLI VP Epoch U.S. Equity Yield Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$100	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Value Index was determined primarily by security selection. From a factor perspective, the Fund’s negative exposure to market sensitivity detracted from relative performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection, driven by overweight exposure to CVS Health Corp. and AbbVie Inc.	Contributed
Consumer staples	Security selection, driven by overweight exposure to Philip Morris International Inc.	Contributed
Communication services	Security selection, driven by underweight exposure to Alphabet Inc.	Detracted
Industrials	Security selection, driven by lack of exposure to GE Aerospace and Caterpillar Inc.	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	13.96%	11.74%	9.69%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Value Index[2]		15.91%	11.33%	10.53%
U.S. Equity Yield Composite Index[3]		9.53%	8.30%	9.52%
Morningstar Large Value Category Average[4]		14.97%	11.66%	10.74%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$900,812,390%
Total number of portfolio holdings	99%
Total advisory fees paid	$5,897,287%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.3%
Broadcom, Inc.	2.2%
Johnson & Johnson	2.2%
AbbVie, Inc.	2.1%
MetLife, Inc.	1.9%
Cummins, Inc.	1.9%
Medtronic plc	1.7%
Walmart, Inc.	1.7%
CVS Health Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.3%
Pharmaceuticals	6.6%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	5.3%
Oil, Gas & Consumable Fuels	4.5%
Insurance	4.3%
Technology Hardware, Storage & Peripherals	3.6%
Biotechnology	3.5%
Machinery	3.2%
Electrical Equipment	3.2%
Other	49.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015520
VPEUE11S-02/26
NYLI VP Epoch U.S. Equity Yield Portfolio

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
Initial Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$72	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI USA IMI Utilities 25/50 Index (Gross) was determined by industry allocation and security selection. Leading contributors to relative performance included positions in heavy electrical equipment, consumable fuels and multi-utilities. Significant detractors included overweight exposure to California utilities and overweight positions in individual securities.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Heavy electrical equipment	An out-of-Index position in GE Vernova, Inc., a gas turbine manufacturer helping to meet increased power demand for the utilities sector	Contributed
Consumable fuels	An out-of-Index position in the nuclear energy industry	Contributed
Multi-utilities	Underweight exposure to a lagging industry	Contributed
California utilities	Overweight exposure early in 2025 as the group sold off due to concerns about California wildfires	Detracted
AES Corp.	Overweight exposure	Detracted
NRG Energy, Inc.	Overweight exposure	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	13.79%	12.34%	10.97%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
MSCI USA IMI Utilities 25/50 Index (Gross)[2]		16.48%	9.59%	10.51%
Morningstar Utilities Category Average[3]		16.62%	9.85%	10.05%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

3.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$848,193,854%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,645,703%
Portfolio turnover rate	99%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	13.2%
Constellation Energy Corp.	9.8%
Duke Energy Corp.	7.0%
Sempra	7.0%
Vistra Corp.	5.2%
NRG Energy, Inc.	5.0%
Entergy Corp.	4.9%
Exelon Corp.	4.8%
Xcel Energy, Inc.	4.3%
Ameren Corp.	3.8%
* Excluding short-term investments
Top Industries
Electric Utilities	66.0%
Multi–Utilities	17.3%
Independent Power and Renewable Electricity Producers	7.3%
Electrical Equipment	3.2%
Construction & Engineering	2.5%
Semiconductors & Semiconductor Equipment	1.5%
Gas Utilities	1.0%
Machinery	0.5%
Oil, Gas & Consumable Fuels	0.4%
Short–Term Investment	0.2%
Other Assets, Less Liabilities	0.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015526
VPMFS11INL-02/26
NYLI VP Fidelity Institutional AM® Utilities Portfolio

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
Service Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI USA IMI Utilities 25/50 Index (Gross) was determined by industry allocation and security selection. Leading contributors to relative performance included positions in heavy electrical equipment, consumable fuels and multi-utilities. Significant detractors included overweight exposure to California utilities and overweight positions in individual securities.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Heavy electrical equipment	An out-of-Index position in GE Vernova, Inc., a gas turbine manufacturer helping to meet increased power demand for the utilities sector	Contributed
Consumable fuels	An out-of-Index position in the nuclear energy industry	Contributed
Multi-utilities	Underweight exposure to a lagging industry	Contributed
California utilities	Overweight exposure early in 2025 as the group sold off due to concerns about California wildfires	Detracted
AES Corp.	Overweight exposure	Detracted
NRG Energy, Inc.	Overweight exposure	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	13.50%	12.06%	10.69%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
MSCI USA IMI Utilities 25/50 Index (Gross)[2]		16.48%	9.59%	10.51%
Morningstar Utilities Category Average[3]		16.62%	9.85%	10.05%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

3.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$848,193,854%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,645,703%
Portfolio turnover rate	99%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	13.2%
Constellation Energy Corp.	9.8%
Duke Energy Corp.	7.0%
Sempra	7.0%
Vistra Corp.	5.2%
NRG Energy, Inc.	5.0%
Entergy Corp.	4.9%
Exelon Corp.	4.8%
Xcel Energy, Inc.	4.3%
Ameren Corp.	3.8%
* Excluding short-term investments
Top Industries
Electric Utilities	66.0%
Multi–Utilities	17.3%
Independent Power and Renewable Electricity Producers	7.3%
Electrical Equipment	3.2%
Construction & Engineering	2.5%
Semiconductors & Semiconductor Equipment	1.5%
Gas Utilities	1.0%
Machinery	0.5%
Oil, Gas & Consumable Fuels	0.4%
Short–Term Investment	0.2%
Other Assets, Less Liabilities	0.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015526
VPMFS11S-02/26
NYLI VP Fidelity Institutional AM® Utilities Portfolio

NYLI VP Income Builder Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.63%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month period ended December 31, 2025, the Portfolio’s performance relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index was affected primarily by security selection on the equity side and by sector allocation on the fixed income side. Among equities, industry exposures as well as positive exposure to dividend yield supported performance. Among fixed income positions, returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, as well as broad diversification across interest rate, credit and structure risk, along with a curve-flattening bias and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection, driven by overweight exposure to CVS	Contributed
Information technology	Security selection, driven by overweight exposure to Samsung, Taiwan Semiconductor Manufacturing and KLA	Contributed
Communication services	Security selection, driven by underweight exposure to Alphabet	Detracted
Materials	Security selection, driven by overweight exposure to LyondellBasell Industries	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency mortgage-backed securities	Underweight exposure to the basis (overweight higher coupon, underweight lower coupon)	Detracted
Investment-grade corporates	Underweight exposure to the sector, but overweight financials and utilities	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	16.99%	6.56%	7.40%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index[2]		7.30%	(0.36)%	2.01%
Blended Benchmark Index[3]		15.51%	7.13%	8.23%
Morningstar Global Moderate Allocation Category Average[4]		16.15%	6.54%	7.02%
1.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$555,896,193%
Total number of portfolio holdings	595%
Total advisory fees paid	$3,037,196%
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.841%, due 7/20/44-3/16/66	2.6%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
U.S. Treasury Notes, 3.50%-4.00%, due 10/31/27-11/15/35	1.8%
Cisco Systems, Inc.	1.4%
Microsoft Corp.	1.4%
U.S. Treasury Bonds, 4.625%, due 11/15/45-11/15/55	1.3%
Broadcom, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.3%
Hewlett Packard Enterprise Co.	1.3%
International Business Machines Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	60.7%
Mortgage-Backed Securities	12.3%
Corporate Bonds	11.2%
U.S. Government & Federal Agencies	7.0%
Asset-Backed Securities	4.2%
Short-Term Investments	2.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	0.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025 Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers of the Portfolio. As of May 1, 2025, Neil Moriarty, III, Michael DePalma, Lesya Paisley, Cameron White and Zachary Aronson are portfolio managers for the fixed-income portion of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015533
VPIB11INL-02/26
NYLI VP Income Builder Portfolio

NYLI VP Income Builder Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$95	0.88%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month period ended December 31, 2025, the Portfolio’s performance relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index was affected primarily by security selection on the equity side and by sector allocation on the fixed income side. Among equities, industry exposures as well as positive exposure to dividend yield supported performance. Among fixed income positions, returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, as well as broad diversification across interest rate, credit and structure risk, along with a curve-flattening bias and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection, driven by overweight exposure to CVS	Contributed
Information technology	Security selection, driven by overweight exposure to Samsung, Taiwan Semiconductor Manufacturing and KLA	Contributed
Communication services	Security selection, driven by underweight exposure to Alphabet	Detracted
Materials	Security selection, driven by overweight exposure to LyondellBasell Industries	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency mortgage-backed securities	Underweight exposure to the basis (overweight higher coupon, underweight lower coupon)	Detracted
Investment-grade corporates	Underweight exposure to the sector, but overweight financials and utilities	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	16.70%	6.29%	7.13%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index[2]		7.30%	(0.36)%	2.01%
Blended Benchmark Index[3]		15.51%	7.13%	8.23%
Morningstar Global Moderate Allocation Category Average[4]		16.15%	6.54%	7.02%
1.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$555,896,193%
Total number of portfolio holdings	595%
Total advisory fees paid	$3,037,196%
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.841%, due 7/20/44-3/16/66	2.6%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
U.S. Treasury Notes, 3.50%-4.00%, due 10/31/27-11/15/35	1.8%
Cisco Systems, Inc.	1.4%
Microsoft Corp.	1.4%
U.S. Treasury Bonds, 4.625%, due 11/15/45-11/15/55	1.3%
Broadcom, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.3%
Hewlett Packard Enterprise Co.	1.3%
International Business Machines Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	60.7%
Mortgage-Backed Securities	12.3%
Corporate Bonds	11.2%
U.S. Government & Federal Agencies	7.0%
Asset-Backed Securities	4.2%
Short-Term Investments	2.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	0.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025 Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers of the Portfolio. As of May 1, 2025, Neil Moriarty, III, Michael DePalma, Lesya Paisley, Cameron White and Zachary Aronson are portfolio managers for the fixed-income portion of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015533
VPIB11S-02/26
NYLI VP Income Builder Portfolio

NYLI VP Hedge Multi-Strategy Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$73	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P Balanced Equity and Bond - Conservative Index was led by equity exposures, with particularly strong contributions from international and emerging-markets equities, as improving global growth expectations, easing financial conditions and select regional policy support drove risk asset appreciation. Fixed income strategies also contributed meaningfully, supported by attractive carry and spread compression in floating-rate credit, convertibles and shorter duration exposures amid a gradual normalization of inflation and interest rates. These gains were partially offset by currency positioning, where U.S. dollar weakness and volatility across major developed currencies detracted from returns, while alternative and commodity strategies provided modest diversification benefits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
International core equity	Bolstered by improving global growth expectations, easing financial conditions, local currency strengthening and supportive policy developments across developed international markets	Contributed
Convertible securities	Benefited from robust equity markets that enhanced conversion value, alongside spread compression and stable credit fundamentals that supported the bond component of returns	Contributed
Emerging-markets broad equity	Positive sentiment fueled by a weaker U.S. dollar for much of the period, improving growth prospects and selective policy support	Contributed
International Treasury	Short allocation as global sovereign yields declined amid slowing inflation and expectations for monetary easing, driving bond price appreciation	Detracted
Euro currency	Short euro position as the currency strengthened on narrowing rate differentials and improved regional growth sentiment	Detracted
U.S. health care	Short allocation amid a strong second-half rebound prompted by softening regulatory uncertainty, increased defensive demand, stable earnings and renewed investor interest in health care	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	8.05%	2.92%	2.07%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P Balanced Equity and Bond - Conservative Index[2]		10.66%	2.26%	4.75%
Barclay Hedge Fund Index[3]		12.16%	6.34%	6.38%
NYLI Hedge Multi-Strategy Index[4]		9.36%	3.74%	4.00%
Morningstar Multistrategy Category Average[5]		6.66%	5.24%	3.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P Balanced Equity and Bond - Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

3.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

4.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

5.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$203,136,498%
Total number of portfolio holdings	113%
Total advisory fees paid	$1,348,211%
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Vanguard Short-Term Treasury ETF	16.3%
iShares Floating Rate Bond ETF	15.7%
Vanguard FTSE Developed Markets ETF	7.6%
Franklin Senior Loan ETF	6.2%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.8%
iShares Core S&P Small-Cap ETF	4.7%
iShares MSCI Emerging Markets ex China ETF	4.2%
SPDR Bloomberg Convertible Securities ETF	4.2%
JPMorgan Equity Premium Income ETF	4.2%
iShares MSCI USA Momentum Factor ETF	4.2%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	20.5%
Short Duration Fund	16.3%
International Equity Core Fund	7.6%
Convertible Bond Funds	6.9%
Bank Loan Fund	6.2%
Emerging Equity Funds	5.4%
U.S. Small Cap Core Funds	4.7%
Municipal Bond Funds	4.7%
Derivative Income Fund	4.2%
U.S. Momentum Fund	4.2%
Other	19.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015925
VPARM11INL-02/26
NYLI VP Hedge Multi-Strategy Portfolio

NYLI VP Hedge Multi-Strategy Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$99	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P Balanced Equity and Bond - Conservative Index was led by equity exposures, with particularly strong contributions from international and emerging-markets equities, as improving global growth expectations, easing financial conditions and select regional policy support drove risk asset appreciation. Fixed income strategies also contributed meaningfully, supported by attractive carry and spread compression in floating-rate credit, convertibles and shorter duration exposures amid a gradual normalization of inflation and interest rates. These gains were partially offset by currency positioning, where U.S. dollar weakness and volatility across major developed currencies detracted from returns, while alternative and commodity strategies provided modest diversification benefits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
International core equity	Bolstered by improving global growth expectations, easing financial conditions, local currency strengthening and supportive policy developments across developed international markets	Contributed
Convertible securities	Benefited from robust equity markets that enhanced conversion value, alongside spread compression and stable credit fundamentals that supported the bond component of returns	Contributed
Emerging-markets broad equity	Positive sentiment fueled by a weaker U.S. dollar for much of the period, improving growth prospects and selective policy support	Contributed
International Treasury	Short allocation as global sovereign yields declined amid slowing inflation and expectations for monetary easing, driving bond price appreciation	Detracted
Euro currency	Short euro position as the currency strengthened on narrowing rate differentials and improved regional growth sentiment	Detracted
U.S. health care	Short allocation amid a strong second-half rebound prompted by softening regulatory uncertainty, increased defensive demand, stable earnings and renewed investor interest in health care	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	7.78%	2.67%	1.81%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P Balanced Equity and Bond - Conservative Index[2]		10.66%	2.26%	4.75%
Barclay Hedge Fund Index[3]		12.16%	6.34%	6.38%
NYLI Hedge Multi-Strategy Index[4]		9.36%	3.74%	4.00%
Morningstar Multistrategy Category Average[5]		6.66%	5.24%	3.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P Balanced Equity and Bond - Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

3.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

4.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

5.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$203,136,498%
Total number of portfolio holdings	113%
Total advisory fees paid	$1,348,211%
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Vanguard Short-Term Treasury ETF	16.3%
iShares Floating Rate Bond ETF	15.7%
Vanguard FTSE Developed Markets ETF	7.6%
Franklin Senior Loan ETF	6.2%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.8%
iShares Core S&P Small-Cap ETF	4.7%
iShares MSCI Emerging Markets ex China ETF	4.2%
SPDR Bloomberg Convertible Securities ETF	4.2%
JPMorgan Equity Premium Income ETF	4.2%
iShares MSCI USA Momentum Factor ETF	4.2%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	20.5%
Short Duration Fund	16.3%
International Equity Core Fund	7.6%
Convertible Bond Funds	6.9%
Bank Loan Fund	6.2%
Emerging Equity Funds	5.4%
U.S. Small Cap Core Funds	4.7%
Municipal Bond Funds	4.7%
Derivative Income Fund	4.2%
U.S. Momentum Fund	4.2%
Other	19.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015925
VPARM11S-02/26
NYLI VP Hedge Multi-Strategy Portfolio

NYLI VP Janus Henderson Balanced Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to its benchmark indices and to the Janus Balanced Composite Index was determined primarily by asset allocation positioning and security selection. Relative performance benefited most notably from overweight exposure to equities and corresponding underweight exposure to fixed income during a period in which equities outperformed bonds. Relative performance within the equity and fixed income asset classes further contributed to the Portfolio’s overall relative performance, although positioning in some equity and fixed income sectors detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equity sector positioning	Maintained overweight exposure to growthier sectors, which outperformed the broader market, and underweight exposure to lagging consumer staples and real estate sectors	Contributed
Stock selection	Benefited from security selection in financials, highlighted by investment bank and wealth management holdings; and in information technology, led by suppliers of wafer fabrication equipment	Contributed
Fixed income positioning	Benefited from several sector allocation and security selection decisions, including security selection in investment-grade corporates and overweight allocations to non-agency mortgages, commercial mortgage-backed securities and high-yield corporates	Contributed
Consumer discretionary	Overweight sector allocation and security selection, highlighted by a position in athletic footwear, apparel and accessory company Nike, Inc.	Detracted
Real estate	Negative stock selection, highlighted by a position in industrial REIT Prologis, Inc.	Detracted
Asset-backed securities	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	15.05%	8.58%	10.19%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index[3]		7.30%	(0.36)%	2.01%
Janus Balanced Composite Index[4]		14.17%	7.92%	9.24%
Morningstar Moderate Allocation Category Average[5]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,015,907,523%
Total number of portfolio holdings	726%
Total advisory fees paid	$10,059,102%
Portfolio turnover rate	103%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.8%
U.S. Treasury Notes, 3.50%-4.00%, due 5/31/27-11/15/35	5.4%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.9%
U.S. Treasury Bonds, 4.625%-4.75%, due 11/15/45-8/15/55	2.6%
Broadcom, Inc.	2.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-8/1/55	2.2%
Meta Platforms, Inc., Class A	2.0%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.4%
U.S. Government & Federal Agencies	14.6%
Corporate Bonds	8.4%
Mortgage-Backed Securities	5.5%
Asset-Backed Securities	5.2%
Short-Term Investments	2.6%
Loan Assignments	0.8%
Other Assets, Less Liabilities	(1.5)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015923
VPJB11INL-02/26
NYLI VP Janus Henderson Balanced Portfolio

NYLI VP Janus Henderson Balanced Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to its benchmark indices and to the Janus Balanced Composite Index was determined primarily by asset allocation positioning and security selection. Relative performance benefited most notably from overweight exposure to equities and corresponding underweight exposure to fixed income during a period in which equities outperformed bonds. Relative performance within the equity and fixed income asset classes further contributed to the Portfolio’s overall relative performance, although positioning in some equity and fixed income sectors detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equity sector positioning	Maintained overweight exposure to growthier sectors, which outperformed the broader market, and underweight exposure to lagging consumer staples and real estate sectors	Contributed
Stock selection	Benefited from security selection in financials, highlighted by investment bank and wealth management holdings; and in information technology, led by suppliers of wafer fabrication equipment	Contributed
Fixed income positioning	Benefited from several sector allocation and security selection decisions, including security selection in investment-grade corporates and overweight allocations to non-agency mortgages, commercial mortgage-backed securities and high-yield corporates	Contributed
Consumer discretionary	Overweight sector allocation and security selection, highlighted by a position in athletic footwear, apparel and accessory company Nike, Inc.	Detracted
Real estate	Negative stock selection, highlighted by a position in industrial REIT Prologis, Inc.	Detracted
Asset-backed securities	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	14.76%	8.30%	9.91%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index[3]		7.30%	(0.36)%	2.01%
Janus Balanced Composite Index[4]		14.17%	7.92%	9.24%
Morningstar Moderate Allocation Category Average[5]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,015,907,523%
Total number of portfolio holdings	726%
Total advisory fees paid	$10,059,102%
Portfolio turnover rate	103%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.8%
U.S. Treasury Notes, 3.50%-4.00%, due 5/31/27-11/15/35	5.4%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.9%
U.S. Treasury Bonds, 4.625%-4.75%, due 11/15/45-8/15/55	2.6%
Broadcom, Inc.	2.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-8/1/55	2.2%
Meta Platforms, Inc., Class A	2.0%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.4%
U.S. Government & Federal Agencies	14.6%
Corporate Bonds	8.4%
Mortgage-Backed Securities	5.5%
Asset-Backed Securities	5.2%
Short-Term Investments	2.6%
Loan Assignments	0.8%
Other Assets, Less Liabilities	(1.5)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015923
VPJB11S-02/26
NYLI VP Janus Henderson Balanced Portfolio

NYLI VP MacKay Convertible Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	0.59%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was negatively affected by lack of exposure to two securities in the industrials sectors (Bloom Energy and Rocket Lab), as well as by overweight exposure to the health care sector. Conversely, relative performance benefited from security selection in the utilities and technology sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Benefited from growing demand for electric power for computer processors linked to Artificial Intelligence ("AI")	Contributed
Seagate Technology Holdings	Benefited from expectations of increased demand for the company’s hard disk drives from AI-focused data centers	Contributed
Mirum Pharmaceuticals	Benefited from better-than-expected sales and significantly increased guidance	Contributed
Bloom Energy	Lack of exposure to a beneficiary of the rush to build AI data centers	Detracted
Rocket Lab	Lack of exposure to a company experiencing strong demand for its satellite launch services and its new heavier rocket program	Detracted
Integer Holdings	Exposure to a medical device manufacturer that reported slightly better-than-expected quarterly results but lowered expectations for the fourth quarter and the first half of 2026	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	16.40%	5.60%	10.38%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
ICE BofA U.S. Convertible Index[2]		17.98%	5.05%	11.22%
Morningstar Convertibles Category Average[3]		16.08%	3.77%	9.69%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,369,570,159%
Total number of portfolio holdings	97%
Total advisory fees paid	$8,141,353%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.8%
Convertible Preferred Stocks	9.0%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(2.0)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015869
VPC11INL-02/26
NYLI VP MacKay Convertible Portfolio

NYLI VP MacKay Convertible Portfolio
Service 2 Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service 2 Class	$101	0.94%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was negatively affected by lack of exposure to two securities in the industrials sectors (Bloom Energy and Rocket Lab), as well as by overweight exposure to the health care sector. Conversely, relative performance benefited from security selection in the utilities and technology sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Benefited from growing demand for electric power for computer processors linked to Artificial Intelligence ("AI")	Contributed
Seagate Technology Holdings	Benefited from expectations of increased demand for the company’s hard disk drives from AI-focused data centers	Contributed
Mirum Pharmaceuticals	Benefited from better-than-expected sales and significantly increased guidance	Contributed
Bloom Energy	Lack of exposure to a beneficiary of the rush to build AI data centers	Detracted
Rocket Lab	Lack of exposure to a company experiencing strong demand for its satellite launch services and its new heavier rocket program	Detracted
Integer Holdings	Exposure to a medical device manufacturer that reported slightly better-than-expected quarterly results but lowered expectations for the fourth quarter and the first half of 2026	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Since Inception
Service 2 Class Shares	4/26/2016	15.99%	5.24%	10.17%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	1.77%
ICE BofA U.S. Convertible Index[2]		17.98%	5.05%	11.57%
Morningstar Convertibles Category Average[3]		16.08%	3.77%	9.24%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,369,570,159%
Total number of portfolio holdings	97%
Total advisory fees paid	$8,141,353%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.8%
Convertible Preferred Stocks	9.0%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(2.0)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015869
VPC11S2-02/26
NYLI VP MacKay Convertible Portfolio

NYLI VP MacKay Convertible Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was negatively affected by lack of exposure to two securities in the industrials sectors (Bloom Energy and Rocket Lab), as well as by overweight exposure to the health care sector. Conversely, relative performance benefited from security selection in the utilities and technology sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Benefited from growing demand for electric power for computer processors linked to Artificial Intelligence ("AI")	Contributed
Seagate Technology Holdings	Benefited from expectations of increased demand for the company’s hard disk drives from AI-focused data centers	Contributed
Mirum Pharmaceuticals	Benefited from better-than-expected sales and significantly increased guidance	Contributed
Bloom Energy	Lack of exposure to a beneficiary of the rush to build AI data centers	Detracted
Rocket Lab	Lack of exposure to a company experiencing strong demand for its satellite launch services and its new heavier rocket program	Detracted
Integer Holdings	Exposure to a medical device manufacturer that reported slightly better-than-expected quarterly results but lowered expectations for the fourth quarter and the first half of 2026	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	16.11%	5.34%	10.10%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
ICE BofA U.S. Convertible Index[2]		17.98%	5.05%	11.22%
Morningstar Convertibles Category Average[3]		16.08%	3.77%	9.69%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,369,570,159%
Total number of portfolio holdings	97%
Total advisory fees paid	$8,141,353%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.8%
Convertible Preferred Stocks	9.0%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(2.0)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015869
VPC11S-02/26
NYLI VP MacKay Convertible Portfolio

NYLI VP PineStone International Equity Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Positive contributions came from security selection in information technology and consumer discretionary. Primary detractors included security selection in financials, industrials and health care, along with underweight exposure to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Positive security selection	Contributed
Consumer discretionary	Positive security selection	Contributed
Financials	Negative security selection and underweight allocation	Detracted
Industrials	Negative security selection	Detracted
Health care	Negative security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	12.29%	0.20%	5.44%
MSCI EAFE® Index (Net)[1]		31.22%	8.92%	8.18%
Morningstar Foreign Large Growth Category Average[2]		20.29%	3.44%	7.54%
1.
The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$444,176,485%
Total number of portfolio holdings	35%
Total advisory fees paid	$3,472,416%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
ASML Holding NV	6.0%
London Stock Exchange Group plc	5.6%
InterContinental Hotels Group plc	5.5%
LVMH Moet Hennessy Louis Vuitton SE	4.8%
Cie Financiere Richemont SA (Registered)	4.6%
EssilorLuxottica SA	4.5%
Keyence Corp.	4.4%
Nestle SA (Registered)	4.3%
SAP SE	3.6%
* Excluding short-term investments
Top Countries
United Kingdom	21.4%
France	17.3%
United States	13.8%
Switzerland	10.4%
Taiwan	9.3%
Netherlands	6.0%
Spain	5.6%
Germany	5.4%
Japan	4.6%
Canada	2.6%
Other	3.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015577
VPIE11INL-02/26
NYLI VP PineStone International Equity Portfolio

NYLI VP PineStone International Equity Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Positive contributions came from security selection in information technology and consumer discretionary. Primary detractors included security selection in financials, industrials and health care, along with underweight exposure to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Positive security selection	Contributed
Consumer discretionary	Positive security selection	Contributed
Financials	Negative security selection and underweight allocation	Detracted
Industrials	Negative security selection	Detracted
Health care	Negative security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	12.01%	(0.05)%	5.18%
MSCI EAFE® Index (Net)[1]		31.22%	8.92%	8.18%
Morningstar Foreign Large Growth Category Average[2]		20.29%	3.44%	7.54%
1.
The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$444,176,485%
Total number of portfolio holdings	35%
Total advisory fees paid	$3,472,416%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
ASML Holding NV	6.0%
London Stock Exchange Group plc	5.6%
InterContinental Hotels Group plc	5.5%
LVMH Moet Hennessy Louis Vuitton SE	4.8%
Cie Financiere Richemont SA (Registered)	4.6%
EssilorLuxottica SA	4.5%
Keyence Corp.	4.4%
Nestle SA (Registered)	4.3%
SAP SE	3.6%
* Excluding short-term investments
Top Countries
United Kingdom	21.4%
France	17.3%
United States	13.8%
Switzerland	10.4%
Taiwan	9.3%
Netherlands	6.0%
Spain	5.6%
Germany	5.4%
Japan	4.6%
Canada	2.6%
Other	3.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015577
VPIE11S-02/26
NYLI VP PineStone International Equity Portfolio

NYLI VP S&P 500 Index Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$13	0.12%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
Although the Portfolio seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Portfolio’s relative performance will typically lag that of the Index because the Portfolio incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductors & Semiconductor Equipment	Among the top industries by contribution	Contributed
S&P 500® Interactive Media & Services	Among the top industries by contribution	Contributed
S&P 500® Software	Among the top industries by contribution	Contributed
S&P 500® Household Products	Among the worst industries by contribution	Detracted
S&P 500® Specialized REITs	Among the worst industries by contribution	Detracted
S&P 500® Media	Among the worst industries by contribution	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolio, were transitioned to New York Life Investment Management LLC.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	17.72%	14.28%	14.63%
S&P 500®Index[1]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[2]		15.54%	12.67%	13.32%
1.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$5,778,530,317%
Total number of portfolio holdings	508%
Total advisory fees paid	$4,187,205%
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%
Financial Services	3.8%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other	39.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015886
VPSP11INL-02/26
NYLI VP S&P 500 Index Portfolio

NYLI VP S&P 500 Index Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
Although the Portfolio seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Portfolio’s relative performance will typically lag that of the Index because the Portfolio incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductors & Semiconductor Equipment	Among the top industries by contribution	Contributed
S&P 500® Interactive Media & Services	Among the top industries by contribution	Contributed
S&P 500® Software	Among the top industries by contribution	Contributed
S&P 500® Household Products	Among the worst industries by contribution	Detracted
S&P 500® Specialized REITs	Among the worst industries by contribution	Detracted
S&P 500® Media	Among the worst industries by contribution	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolio, were transitioned to New York Life Investment Management LLC.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	17.43%	14.00%	14.34%
S&P 500®Index[1]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[2]		15.54%	12.67%	13.32%
1.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$5,778,530,317%
Total number of portfolio holdings	508%
Total advisory fees paid	$4,187,205%
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%
Financial Services	3.8%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other	39.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015886
VPSP11S-02/26
NYLI VP S&P 500 Index Portfolio

NYLI VP Natural Resources Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P Global Natural Resources Index was undermined by a contrarian overweight position in oil, based on expected U.S. shale declines and tighter supply. Tariff uncertainty and rising recession risks depressed oil prices and the Portfolio’s energy holdings, while underweight exposure to precious metals detracted as gold rallied on safe-haven demand amid geopolitical and macroeconomic tensions. We trimmed the Portfolio’s exposure to gold earlier, expecting the rate-cutting cycle to end, which left the strategy underexposed during the rally.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
ArcelorMittal SA	Benefited from expectations of additional price protection measures for European steel	Contributed
GE Vernova, Inc.	Performed well after reporting results ahead of expectations, with robust new orders supporting higher forward estimates	Contributed
Freeport-McMoRan, Inc.	Benefited as copper prices rose	Contributed
Crescent Energy Co.	Underperformed peers, largely reflecting greater share-price volatility associated with the company’s smaller market capitalization	Detracted
International Paper Co.	Suffered as demand concerns fueled apprehension regarding forward guidance	Detracted
BP plc	Affected by lower oil prices and investor caution related to the company’s more leveraged balance sheet	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies as of November 30, 2018. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies. The Portfolio's subadvisor changed effective September 1, 2021 due to an organizational restructuring whereby all investment personnel of Mellon Investments Corporation, the former subadvisor, transitioned to Newton Investment Management North America, LLC.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	15.20%	17.27%	10.88%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
S&P Global Natural Resources Index[2]		29.66%	11.32%	11.09%
Morningstar Natural Resources Category Average[3]		39.14%	11.36%	11.05%
1.
The Portfolio has selected the MSCI World Index (Net), to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

3.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$305,087,531%
Total number of portfolio holdings	46%
Total advisory fees paid	$2,270,543%
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Freeport-McMoRan, Inc.	4.8%
BP plc	4.3%
Newmont Corp.	4.3%
Exxon Mobil Corp.	4.2%
Rio Tinto plc	3.9%
ArcelorMittal SA (Registered), NYRS	3.8%
Diamondback Energy, Inc.	3.7%
ConocoPhillips	3.7%
Suncor Energy, Inc.	3.2%
Phillips 66	3.1%
* Excluding short-term investments
Top Countries
United States	67.0%
Canada	17.5%
South Africa	4.5%
Australia	3.9%
Luxembourg	3.8%
Spain	2.0%
Norway	1.3%
Republic of the Congo	0.8%
Other Assets, Less Liabilities	(0.8)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015939
VPVEG11INL-02/26
NYLI VP Natural Resources Portfolio

NYLI VP Small Cap Growth Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$88	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, separate portions of the Portfolio were subadvised by Segall Bryant & Hamill, LLC (“SBH”) and Brown Advisory LLC (“Brown Advisory”). Relative to the Russell 2000® Growth Index, the performance of the portion of the Portfolio subadvised by SBH was driven primarily by security selection, with sector allocation a secondary factor. The relative performance of the portion of the Portfolio subadvised by Brown Advisory was determined by a variety of factors, including a “risk-on” rally of lower quality companies, investor enthusiasm for companies related to artificial intelligence ("AI"), cryptocurrencies and quantum computing, and stock selection in the health care, information technology and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
SBH
Communication services	Lack of exposure to an underperforming sector	Contributed
Information technology	Allocation and security selection, particularly in software and semiconductors	Contributed
Industrials	Security selection across a number of industries	Detracted
Health care	Underweight exposure to biotechnology and a position in surgical robotics company PROCEPT BioRobotics Corp.	Detracted
Brown Advisory
Consumer staples	Security selection	Contributed
Low-quality “risk-on” rally	Underweight exposure to a group that rallied sharply late in the year	Detracted
AI/cryptocurrency/quantum computing	Underweight exposure to AI-, cryptocurrency- and quantum computing-related securities	Detracted
Health care	Security selection and underweight exposure to biotechnology and pharmaceuticals	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	4.89%	1.64%	8.95%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 2000® Growth Index[2]		13.01%	3.18%	9.57%
Morningstar Small Growth Category Average[3]		8.06%	2.93%	10.30%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$401,777,989%
Total number of portfolio holdings	137%
Total advisory fees paid	$3,362,078%
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.8%
Mirion Technologies, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Lattice Semiconductor Corp.	1.6%
Waste Connections, Inc.	1.6%
VSE Corp.	1.5%
Establishment Labs Holdings, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
SiTime Corp.	1.5%
* Excluding short-term investments
Top Industries
Software	9.9%
Semiconductors & Semiconductor Equipment	8.0%
Health Care Providers & Services	7.4%
Biotechnology	5.5%
Aerospace & Defense	5.4%
Commercial Services & Supplies	5.4%
Construction & Engineering	5.1%
Building Products	4.7%
Machinery	3.9%
Capital Markets	3.8%
Other	40.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015523
VPESCG11INL-02/26
NYLI VP Small Cap Growth Portfolio

NYLI VP Small Cap Growth Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, separate portions of the Portfolio were subadvised by Segall Bryant & Hamill, LLC (“SBH”) and Brown Advisory LLC (“Brown Advisory”). Relative to the Russell 2000® Growth Index, the performance of the portion of the Portfolio subadvised by SBH was driven primarily by security selection, with sector allocation a secondary factor. The relative performance of the portion of the Portfolio subadvised by Brown Advisory was determined by a variety of factors, including a “risk-on” rally of lower quality companies, investor enthusiasm for companies related to artificial intelligence ("AI"), cryptocurrencies and quantum computing, and stock selection in the health care, information technology and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
SBH
Communication services	Lack of exposure to an underperforming sector	Contributed
Information technology	Allocation and security selection, particularly in software and semiconductors	Contributed
Industrials	Security selection across a number of industries	Detracted
Health care	Underweight exposure to biotechnology and a position in surgical robotics company PROCEPT BioRobotics Corp.	Detracted
Brown Advisory
Consumer staples	Security selection	Contributed
Low-quality “risk-on” rally	Underweight exposure to a group that rallied sharply late in the year	Detracted
AI/cryptocurrency/quantum computing	Underweight exposure to AI-, cryptocurrency- and quantum computing-related securities	Detracted
Health care	Security selection and underweight exposure to biotechnology and pharmaceuticals	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	4.63%	1.38%	8.68%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 2000® Growth Index[2]		13.01%	3.18%	9.57%
Morningstar Small Growth Category Average[3]		8.06%	2.93%	10.30%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$401,777,989%
Total number of portfolio holdings	137%
Total advisory fees paid	$3,362,078%
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.8%
Mirion Technologies, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Lattice Semiconductor Corp.	1.6%
Waste Connections, Inc.	1.6%
VSE Corp.	1.5%
Establishment Labs Holdings, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
SiTime Corp.	1.5%
* Excluding short-term investments
Top Industries
Software	9.9%
Semiconductors & Semiconductor Equipment	8.0%
Health Care Providers & Services	7.4%
Biotechnology	5.5%
Aerospace & Defense	5.4%
Commercial Services & Supplies	5.4%
Construction & Engineering	5.1%
Building Products	4.7%
Machinery	3.9%
Capital Markets	3.8%
Other	40.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015523
VPESCG11S-02/26
NYLI VP Small Cap Growth Portfolio

NYLI VP Wellington Growth Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$79	0.73%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Growth Index was determined primarily by security selection, with sector allocation a secondary factor. Security selection within information technology detracted most, while selection within communication services contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection and an overweight position	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Security selection	Contributed
Information technology	Security selection and an underweight position	Detracted
Financials	Security selection and an overweight position	Detracted
Consumer discretionary	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	17.06%	10.37%	13.45%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Growth Index[2]		18.56%	15.32%	18.13%
Morningstar Large Growth Category Average[3]		16.10%	11.28%	15.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$654,079,919%
Total number of portfolio holdings	54%
Total advisory fees paid	$4,468,384%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	7.8%
Alphabet, Inc., Class C	7.5%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Apple, Inc.	4.7%
Meta Platforms, Inc., Class A	3.6%
Mastercard, Inc., Class A	3.3%
Tesla, Inc.	3.0%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	23.6%
Software	13.7%
Interactive Media & Services	11.1%
Broadline Retail	5.4%
Pharmaceuticals	4.9%
Technology Hardware, Storage & Peripherals	4.7%
Capital Markets	4.6%
Financial Services	4.4%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	20.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015881
VPCG11INL-02/26
NYLI VP Wellington Growth Portfolio

NYLI VP Wellington Growth Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.98%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Growth Index was determined primarily by security selection, with sector allocation a secondary factor. Security selection within information technology detracted most, while selection within communication services contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection and an overweight position	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Security selection	Contributed
Information technology	Security selection and an underweight position	Detracted
Financials	Security selection and an overweight position	Detracted
Consumer discretionary	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	16.77%	10.10%	13.17%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Growth Index[2]		18.56%	15.32%	18.13%
Morningstar Large Growth Category Average[3]		16.10%	11.28%	15.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$654,079,919%
Total number of portfolio holdings	54%
Total advisory fees paid	$4,468,384%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	7.8%
Alphabet, Inc., Class C	7.5%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Apple, Inc.	4.7%
Meta Platforms, Inc., Class A	3.6%
Mastercard, Inc., Class A	3.3%
Tesla, Inc.	3.0%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	23.6%
Software	13.7%
Interactive Media & Services	11.1%
Broadline Retail	5.4%
Pharmaceuticals	4.9%
Technology Hardware, Storage & Peripherals	4.7%
Capital Markets	4.6%
Financial Services	4.4%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	20.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015881
VPCG11S-02/26
NYLI VP Wellington Growth Portfolio

NYLI VP Wellington Small Cap Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$78	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 2000® Index was primarily determined by security selection. Sector allocation, a result of our bottom-up stock selection process, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Hims & Hers Health, Inc.	Overweight position as the stock rose, before reducing exposure to an underweight position	Contributed
Tower Semiconductor Ltd.	Out-of-Index position	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Financials	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Since Inception
Initial Class Shares	5/2/2016	9.53%	5.93%	7.41%
Russell 3000®Index[1]		17.15%	13.15%	14.54%
Russell 2000®Index[2]		12.81%	6.09%	9.87%
Morningstar Small Blend Category Average[3]		7.89%	7.63%	8.77%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$367,570,998%
Total number of portfolio holdings	264%
Total advisory fees paid	$2,513,469%
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Kaiser Aluminum Corp.	1.6%
Tower Semiconductor Ltd.	1.3%
Xometry, Inc., Class A	1.3%
Ameresco, Inc., Class A	1.3%
Champion Homes, Inc.	1.3%
Cadence Bank	1.3%
Artivion, Inc.	1.1%
Verra Mobility Corp.	1.1%
iShares Russell 2000 Value ETF	1.1%
Lundin Mining Corp.	1.1%
* Excluding short-term investments
Top Industries
Banks	10.2%
Biotechnology	8.3%
Software	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Health Care Equipment & Supplies	4.3%
Trading Companies & Distributors	4.1%
Professional Services	3.3%
Financial Services	3.2%
Consumer Finance	3.0%
Metals & Mining	2.7%
Other	50.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
As of May 1, 2025, Roberto J. Isch and Veenu Ramchandami are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015867
VPSCC11INL-02/26
NYLI VP Wellington Small Cap Portfolio

NYLI VP Wellington Small Cap Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$104	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 2000® Index was primarily determined by security selection. Sector allocation, a result of our bottom-up stock selection process, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Hims & Hers Health, Inc.	Overweight position as the stock rose, before reducing exposure to an underweight position	Contributed
Tower Semiconductor Ltd.	Out-of-Index position	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Financials	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Since Inception
Service Class Shares	5/2/2016	9.26%	5.66%	7.15%
Russell 3000®Index[1]		17.15%	13.15%	14.54%
Russell 2000®Index[2]		12.81%	6.09%	9.87%
Morningstar Small Blend Category Average[3]		7.89%	7.63%	8.77%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$367,570,998%
Total number of portfolio holdings	264%
Total advisory fees paid	$2,513,469%
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Kaiser Aluminum Corp.	1.6%
Tower Semiconductor Ltd.	1.3%
Xometry, Inc., Class A	1.3%
Ameresco, Inc., Class A	1.3%
Champion Homes, Inc.	1.3%
Cadence Bank	1.3%
Artivion, Inc.	1.1%
Verra Mobility Corp.	1.1%
iShares Russell 2000 Value ETF	1.1%
Lundin Mining Corp.	1.1%
* Excluding short-term investments
Top Industries
Banks	10.2%
Biotechnology	8.3%
Software	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Health Care Equipment & Supplies	4.3%
Trading Companies & Distributors	4.1%
Professional Services	3.3%
Financial Services	3.2%
Consumer Finance	3.0%
Metals & Mining	2.7%
Other	50.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
As of May 1, 2025, Roberto J. Isch and Veenu Ramchandami are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015867
VPSCC11S-02/26
NYLI VP Wellington Small Cap Portfolio

NYLI VP Dimensional U.S. Equity Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Index benefited from lack of exposure to the underperforming real estate investment trust sector. However, the Portfolio’s focus on high profitability stocks detracted from relative performance, as did its emphasis on mid-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate investment trusts (REITs)	Lack of exposure to an underperforming sector	Contributed
Profitability	Overweight exposure to large-cap stocks in the highest 35% of market capitalization by profitability	Detracted
Size	Overweight exposure to mid-cap stocks	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	13.75%	12.39%	12.68%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000®Index[2]		17.37%	13.59%	14.59%
S&P 500®Index[3]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[4]		15.54%	12.67%	13.32%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

3.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,018,653,216%
Total number of portfolio holdings	112%
Total advisory fees paid	$5,010,343%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.9%
Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Eli Lilly & Co.	4.8%
Meta Platforms, Inc., Class A	4.3%
Visa, Inc., Class A	4.3%
Mastercard, Inc., Class A	2.9%
AbbVie, Inc.	2.7%
Oracle Corp.	2.5%
Home Depot, Inc. (The)	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.8%
Software	10.6%
Financial Services	7.9%
Technology Hardware, Storage & Peripherals	7.2%
Specialty Retail	7.2%
Pharmaceuticals	7.0%
Biotechnology	5.3%
Interactive Media & Services	4.3%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	2.6%
Other	32.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
As of May 1, 2025, Jed S. Fogdall, John A. Hertzer and Allen Pu are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015874
VPCS11INL-02/26
NYLI VP Dimensional U.S. Equity Portfolio

NYLI VP Dimensional U.S. Equity Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Index benefited from lack of exposure to the underperforming real estate investment trust sector. However, the Portfolio’s focus on high profitability stocks detracted from relative performance, as did its emphasis on mid-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate investment trusts (REITs)	Lack of exposure to an underperforming sector	Contributed
Profitability	Overweight exposure to large-cap stocks in the highest 35% of market capitalization by profitability	Detracted
Size	Overweight exposure to mid-cap stocks	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	13.46%	12.11%	12.40%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000®Index[2]		17.37%	13.59%	14.59%
S&P 500®Index[3]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[4]		15.54%	12.67%	13.32%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

3.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,018,653,216%
Total number of portfolio holdings	112%
Total advisory fees paid	$5,010,343%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.9%
Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Eli Lilly & Co.	4.8%
Meta Platforms, Inc., Class A	4.3%
Visa, Inc., Class A	4.3%
Mastercard, Inc., Class A	2.9%
AbbVie, Inc.	2.7%
Oracle Corp.	2.5%
Home Depot, Inc. (The)	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.8%
Software	10.6%
Financial Services	7.9%
Technology Hardware, Storage & Peripherals	7.2%
Specialty Retail	7.2%
Pharmaceuticals	7.0%
Biotechnology	5.3%
Interactive Media & Services	4.3%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	2.6%
Other	32.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
As of May 1, 2025, Jed S. Fogdall, John A. Hertzer and Allen Pu are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015874
VPCS11S-02/26
NYLI VP Dimensional U.S. Equity Portfolio

NYLI VP Winslow Large Cap Growth Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$80	0.75%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Growth Index was driven by both security selection and sector allocation. Positive contributions came from positioning in the consumer staples, industrials and real estate sectors, and from security selection in industrials. Key detractors included positioning in health care, consumer discretionary and financials, as well as security selection in information technology, financials and communication services.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Overweight exposure and strong security selection	Contributed
Consumer staples	Lack of exposure to an underperforming sector	Contributed
Energy	Lack of exposure to an underperforming sector	Contributed
Information technology	Underweight exposure and weak security selection	Detracted
Financials	Overweight exposure and weak security selection	Detracted
Health care	Overweight exposure and weak security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	14.35%	12.69%	16.14%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Growth Index[2]		18.56%	15.32%	18.13%
S&P 500®Index[3]		17.88%	14.42%	14.82%
Morningstar Large Growth Category Average[4]		16.10%	11.28%	15.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,926,997,350%
Total number of portfolio holdings	45%
Total advisory fees paid	$13,133,031%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	6.7%
Alphabet, Inc., Class C	6.3%
Apple, Inc.	6.1%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.4%
Visa, Inc., Class A	2.7%
Eli Lilly & Co.	2.7%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	16.7%
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	10.7%
Broadline Retail	6.7%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.9%
Entertainment	4.5%
Health Care Equipment & Supplies	4.2%
IT Services	4.0%
Hotels, Restaurants & Leisure	3.7%
Other	22.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015530
VPLG11INL-02/26
NYLI VP Winslow Large Cap Growth Portfolio

NYLI VP Winslow Large Cap Growth Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$107	1.00%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Growth Index was driven by both security selection and sector allocation. Positive contributions came from positioning in the consumer staples, industrials and real estate sectors, and from security selection in industrials. Key detractors included positioning in health care, consumer discretionary and financials, as well as security selection in information technology, financials and communication services.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Overweight exposure and strong security selection	Contributed
Consumer staples	Lack of exposure to an underperforming sector	Contributed
Energy	Lack of exposure to an underperforming sector	Contributed
Information technology	Underweight exposure and weak security selection	Detracted
Financials	Overweight exposure and weak security selection	Detracted
Health care	Overweight exposure and weak security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	14.07%	12.41%	15.85%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Growth Index[2]		18.56%	15.32%	18.13%
S&P 500®Index[3]		17.88%	14.42%	14.82%
Morningstar Large Growth Category Average[4]		16.10%	11.28%	15.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,926,997,350%
Total number of portfolio holdings	45%
Total advisory fees paid	$13,133,031%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	6.7%
Alphabet, Inc., Class C	6.3%
Apple, Inc.	6.1%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.4%
Visa, Inc., Class A	2.7%
Eli Lilly & Co.	2.7%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	16.7%
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	10.7%
Broadline Retail	6.7%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.9%
Entertainment	4.5%
Health Care Equipment & Supplies	4.2%
IT Services	4.0%
Hotels, Restaurants & Leisure	3.7%
Other	22.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5015530
VPLG11S-02/26
NYLI VP Winslow Large Cap Growth Portfolio

NYLI VP MFS® Investors Trust Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MFS® Investors Trust Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the period since inception?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$70^	0.75%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio’s inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was driven primarily by security selection. The Portfolio’s strongest contributors included positions in consumer discretionary and information technology. Notable detractors included holdings in health care and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Information technology	Security selection, mainly overweight exposure to Lam Research Corp. and lack of exposure to Oracle Corp.	Contributed
Individual Holdings	Lack of exposure to Netflix	Contributed
Health care	Security selection, particularly lack of exposure to Eli Lilly and Co.	Detracted
Financials	Security selection, particularly a position in Fiserv, Inc.	Detracted
Individual Holdings	Overweight exposure to Eaton Corp.	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	10.55%
Russell 3000®Index[2]		13.83%
S&P 500®Index[3]		14.95%
Morningstar Large Blend Category Average[4]		12.08%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$463,035,345%
Total number of portfolio holdings	66%
Total advisory fees paid	$2,709,462%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.9%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.1%
Software	10.6%
Interactive Media & Services	9.1%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.8%
Health Care Equipment & Supplies	4.7%
Electrical Equipment	4.3%
Insurance	4.0%
Capital Markets	4.0%
Financial Services	3.9%
Other	35.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8563821
VPMFSNVT11INL-02/26
NYLI VP MFS® Investors Trust Portfolio

NYLI VP MFS® Investors Trust Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MFS® Investors Trust Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the period since inception?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$94^	1.00%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio’s inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was driven primarily by security selection. The Portfolio’s strongest contributors included positions in consumer discretionary and information technology. Notable detractors included holdings in health care and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Information technology	Security selection, mainly overweight exposure to Lam Research Corp. and lack of exposure to Oracle Corp.	Contributed
Individual Holdings	Lack of exposure to Netflix	Contributed
Health care	Security selection, particularly lack of exposure to Eli Lilly and Co.	Detracted
Financials	Security selection, particularly a position in Fiserv, Inc.	Detracted
Individual Holdings	Overweight exposure to Eaton Corp.	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	10.31%
Russell 3000®Index[2]		13.83%
S&P 500®Index[3]		14.95%
Morningstar Large Blend Category Average[4]		12.08%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$463,035,345%
Total number of portfolio holdings	66%
Total advisory fees paid	$2,709,462%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.9%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.1%
Software	10.6%
Interactive Media & Services	9.1%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.8%
Health Care Equipment & Supplies	4.7%
Electrical Equipment	4.3%
Insurance	4.0%
Capital Markets	4.0%
Financial Services	3.9%
Other	35.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8563821
VPMFSNVT11S-02/26
NYLI VP MFS® Investors Trust Portfolio

NYLI VP MFS® Research Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MFS® Research Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the period since inception?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$71^	0.76%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio’s inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was driven primarily by security selection. The Portfolio’s strongest contributors included positions in financial services. Notable detractors included holdings in information technology and communication services.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Financial services	Security selection, particularly an underweight position in Visa, Inc.	Contributed
Individual holdings	Overweight exposure to Lam Research Corp. and lack of exposure to UnitedHealth Group Inc.	Contributed
Individual holdings	Security selection, particularly out-of-Index exposure to Atlassian Corp. and underweight exposure to NVIDIA Corp.	Detracted
Communication services	Security selection, including underweight exposure to Alphabet, Inc.	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	9.41%
Russell 3000®Index[2]		13.83%
S&P 500®Index[3]		14.95%
Morningstar Large Blend Category Average[4]		12.08%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$341,720,004%
Total number of portfolio holdings	98%
Total advisory fees paid	$1,949,719%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., Class A	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.9%
Software	11.3%
Interactive Media & Services	7.7%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	4.8%
Capital Markets	3.9%
Banks	3.6%
Aerospace & Defense	3.3%
Insurance	3.1%
Health Care Equipment & Supplies	2.9%
Other	40.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8563805
VPMFSR11INL-02/26
NYLI VP MFS® Research Portfolio

NYLI VP MFS® Research Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP MFS® Research Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the period since inception?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$94^	1.01%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio’s inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was driven primarily by security selection. The Portfolio’s strongest contributors included positions in financial services. Notable detractors included holdings in information technology and communication services.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Financial services	Security selection, particularly an underweight position in Visa, Inc.	Contributed
Individual holdings	Overweight exposure to Lam Research Corp. and lack of exposure to UnitedHealth Group Inc.	Contributed
Individual holdings	Security selection, particularly out-of-Index exposure to Atlassian Corp. and underweight exposure to NVIDIA Corp.	Detracted
Communication services	Security selection, including underweight exposure to Alphabet, Inc.	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	9.17%
Russell 3000®Index[2]		13.83%
S&P 500®Index[3]		14.95%
Morningstar Large Blend Category Average[4]		12.08%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$341,720,004%
Total number of portfolio holdings	98%
Total advisory fees paid	$1,949,719%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., Class A	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.9%
Software	11.3%
Interactive Media & Services	7.7%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	4.8%
Capital Markets	3.9%
Banks	3.6%
Aerospace & Defense	3.3%
Insurance	3.1%
Health Care Equipment & Supplies	2.9%
Other	40.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8563805
VPMFSR11S-02/26
NYLI VP MFS® Research Portfolio

NYLI VP Newton Technology Growth Portfolio
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Newton Technology Growth Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$77^	0.78%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio's inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the NYSE® Technology Index™ was driven by stock selection and sector allocation. Selection in IT services and underweight exposure to hotels, restaurants & leisure contributed positively to relative returns. Detractors included stock selection in software and broadline retail, as well as underweight exposure to broadline retail.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Micron Technology, Inc.	Benefited from the booming Artificial Intelligence ("AI") market, which drove demand for the company’s High-Bandwidth Memory (HBM) and DRAM/NAND chips	Contributed
Taiwan Semiconductor Manufacturing Co., Ltd.	Benefited from surging global demand for the company’s advanced AI chips and its leading-edge manufacturing technology	Contributed
Lam Research Corp.	Benefited from demand for AI chips to power data centers, creating strong demand for advanced chip manufacturing and the company’s wafer fabrication equipment tools	Contributed
HubSpot, Inc.	Declined due to investor concerns over slowing growth, high valuation multiples, disappointing guidance and broader market shifts away from high-growth tech	Detracted
Klaviyo, Inc.	Declined on concerns about insider selling, its concentration in the small-to-mid-sized sector and competitive pressures that caused a reconsideration of its growth premium	Detracted
Atlassian Corp.	Declined due to concerns over rising operating costs, slowing revenue growth relative to high expectations and uncertainty regarding the impact of AI on the company’s software	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	20.50%
Russell 3000®Index[2]		13.83%
NYSE® Technology Index[3]		30.00%
Morningstar Technology Category Average[4]		17.71%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.	The NYSE® Technology Index is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,351,235,830%
Total number of portfolio holdings	37%
Total advisory fees paid	$8,052,914%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	6.7%
Micron Technology, Inc.	6.5%
Lam Research Corp.	4.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.4%
Intel Corp.	4.0%
Meta Platforms, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.9%
Oracle Corp.	3.8%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	37.8%
Software	24.4%
Interactive Media & Services	9.6%
Broadline Retail	8.1%
IT Services	5.8%
Entertainment	3.5%
Technology Hardware, Storage & Peripherals	2.7%
Aerospace & Defense	2.2%
Electronic Equipment, Instruments & Components	1.7%
Financial Services	1.5%
Other	2.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8563806
VPNTG11INL-02/26
NYLI VP Newton Technology Growth Portfolio

NYLI VP Newton Technology Growth Portfolio
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about NYLI VP Newton Technology Growth Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$101^	1.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio's inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the NYSE® Technology Index™ was driven by stock selection and sector allocation. Selection in IT services and underweight exposure to hotels, restaurants & leisure contributed positively to relative returns. Detractors included stock selection in software and broadline retail, as well as underweight exposure to broadline retail.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Micron Technology, Inc.	Benefited from the booming Artificial Intelligence ("AI") market, which drove demand for the company’s High-Bandwidth Memory (HBM) and DRAM/NAND chips	Contributed
Taiwan Semiconductor Manufacturing Co., Ltd.	Benefited from surging global demand for the company’s advanced AI chips and its leading-edge manufacturing technology	Contributed
Lam Research Corp.	Benefited from demand for AI chips to power data centers, creating strong demand for advanced chip manufacturing and the company’s wafer fabrication equipment tools	Contributed
HubSpot, Inc.	Declined due to investor concerns over slowing growth, high valuation multiples, disappointing guidance and broader market shifts away from high-growth tech	Detracted
Klaviyo, Inc.	Declined on concerns about insider selling, its concentration in the small-to-mid-sized sector and competitive pressures that caused a reconsideration of its growth premium	Detracted
Atlassian Corp.	Declined due to concerns over rising operating costs, slowing revenue growth relative to high expectations and uncertainty regarding the impact of AI on the company’s software	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	20.23%
Russell 3000®Index[2]		13.83%
NYSE® Technology Index[3]		30.00%
Morningstar Technology Category Average[4]		17.71%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.	The NYSE® Technology Index is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,351,235,830%
Total number of portfolio holdings	37%
Total advisory fees paid	$8,052,914%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	6.7%
Micron Technology, Inc.	6.5%
Lam Research Corp.	4.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.4%
Intel Corp.	4.0%
Meta Platforms, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.9%
Oracle Corp.	3.8%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	37.8%
Software	24.4%
Interactive Media & Services	9.6%
Broadline Retail	8.1%
IT Services	5.8%
Entertainment	3.5%
Technology Hardware, Storage & Peripherals	2.7%
Aerospace & Defense	2.2%
Electronic Equipment, Instruments & Components	1.7%
Financial Services	1.5%
Other	2.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the New York Life Investments VP Funds Trust.

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8563806
VPNTG11S-02/26
NYLI VP Newton Technology Growth Portfolio

FORM N-CSR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has “three audit committee financial experts” (as defined by Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond and Ms. Kerley are “independent” as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended. (“1940 Act”)

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for the fiscal year ended December 31, 2025 for professional services rendered by PricewaterhouseCoopers LLP (“PwC”) for the audit of the Registrant’s annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for that fiscal year were $2,268,500.

The aggregate fees billed for the fiscal year ended December 31, 2024 for professional services rendered by PwC for the audit of the Registrant’s annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for that fiscal year were $1,984,000.

(b)	Audit-Related Fees

The aggregate fees billed for assurance and related services by PwC that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal year ended December 31, 2025, and (ii) $0 for the fiscal year ended December 31, 2024.

(c)	Tax Fees

The aggregate fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal year ended December 31, 2025; and (ii) $0 during the fiscal year ended December 31, 2024. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d)	All Other Fees

The aggregate fees billed for products and services provided by PwC, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal year ended December 31, 2025; and (ii) $0 during the fiscal year ended December 31, 2024.

(e)	Pre-Approval Policies and Procedures

(1)

The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than PwC’s full-time, permanent employees.

(g) All non-audit fees billed by PwC for services rendered to the Registrant for the fiscal years ended December 31, 2025 and December 31, 2024 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by PwC for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $22,890,000 for the fiscal year ended December 31, 2025; and (ii) $22,270,000 for the fiscal year ended December 31, 2024.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by PwC for the fiscal year ended December 31, 2025 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of PwC during the relevant time period.

(i)	Not applicable.
(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI VP Bond Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 98.7%
Asset-Backed Securities 7.0%
Home Equity Asset-Backed Securities 0.0% ‡
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.133%, due 10/25/30 (a)	$ 366,142	$ 179,451
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (a)	719,795	196,854
		376,305
Other Asset-Backed Securities 7.0%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A2R
5.808% (3 Month SOFR + 1.95%), due 4/25/38 (b)(c)	2,500,000	2,513,162
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.208% (3 Month SOFR + 1.35%), due 1/25/38 (b)(c)	2,500,000	2,504,032
Capital Automotive REIT
Series 2024-2A, Class A2
5.25%, due 5/15/54 (b)	1,716,458	1,712,867
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (b)	1,930,000	1,713,175
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (b)	1,710,625	1,725,327
Cedar Funding XIX CLO Ltd.
Series 2024-19A, Class B
5.56% (3 Month SOFR + 1.70%), due 1/23/38 (b)(c)	2,000,000	2,006,496
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (b)	2,000,000	2,014,562
College Ave Student Loans LLC (b)
Series 2024-B, Class A1A
5.69%, due 8/25/54	2,078,704	2,137,525
Series 2023-A, Class C
6.06%, due 5/25/55	1,750,438	1,792,722
CyrusOne Data Centers Issuer I LLC (b)
Series 2023-1A, Class A2
4.30%, due 4/20/48	2,750,000	2,711,230
Series 2025-1A, Class A2
5.91%, due 2/20/50	2,250,000	2,283,267
Mosaic Solar Loan Trust
Series 2025-1A, Class B
7.12%, due 8/22/50 (b)	1,680,915	1,679,807
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
Series 2021-DA, Class D
4.00%, due 4/15/60 (b)	$ 2,097,835	$ 2,020,190
Owl Rock CLO XIV LLC
Series 2023-14A, Class A
6.284% (3 Month SOFR + 2.40%), due 10/20/35 (b)(c)	2,500,000	2,506,235
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (b)	2,000,000	2,042,211
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (b)	1,356,226	1,191,893
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (b)	2,865,461	2,778,951
Trestles CLO IV Ltd.
Series 2021-4A, Class BR
5.391% (3 Month SOFR + 1.60%), due 10/30/38 (b)(c)	2,000,000	2,002,160
Voya CLO Ltd.
Series 2022-4A, Class BR
5.834% (3 Month SOFR + 1.95%), due 4/20/37 (b)(c)	2,000,000	2,003,648
		39,339,460
Total Asset-Backed Securities (Cost $39,721,092)		39,715,765
Corporate Bonds 38.9%
Aerospace & Defense 0.9%
BAE Systems plc (b)
5.125%, due 3/26/29	1,380,000	1,418,651
5.50%, due 3/26/54	430,000	430,764
General Electric Co.
4.90%, due 1/29/36	1,650,000	1,675,198
RTX Corp.
6.40%, due 3/15/54	1,225,000	1,348,069
		4,872,682
Auto Manufacturers 1.9%
Daimler Truck Finance North America LLC (b)
5.25%, due 1/13/30	150,000	154,418
5.625%, due 1/13/35	780,000	807,481
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,867,454
5.73%, due 9/5/30	2,000,000	2,030,794

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC (continued)
5.875%, due 11/7/29	$ 495,000	$ 508,125
Hyundai Capital America
4.875%, due 6/23/27 (b)	3,990,000	4,032,903
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (b)	1,470,000	1,482,024
		10,883,199
Banks 9.6%
Bank of America Corp. (d)
1.734%, due 7/22/27	3,345,000	3,302,328
2.087%, due 6/14/29	1,590,000	1,516,705
5.511%, due 1/24/36	1,180,000	1,230,265
5.518%, due 10/25/35	2,005,000	2,053,565
Bank of New York Mellon Corp. (The)
5.95% (5 Year Treasury Constant Maturity Rate + 2.271%), due 12/20/30 (c)(e)	2,000,000	2,030,552
Barclays plc
5.335%, due 9/10/35 (d)	1,630,000	1,656,389
BNP Paribas SA
5.786%, due 1/13/33 (b)(d)	1,925,000	2,020,739
Citigroup, Inc.
6.174%, due 5/25/34 (d)	1,640,000	1,741,656
Deutsche Bank AG
4.469%, due 12/10/31 (d)	4,145,000	4,130,886
Goldman Sachs Group, Inc. (The) (d)
4.369%, due 10/21/31	2,930,000	2,923,017
5.536%, due 1/28/36	750,000	778,407
5.734%, due 1/28/56	375,000	379,010
HSBC Holdings plc (d)
5.741%, due 9/10/36	1,760,000	1,811,725
7.39%, due 11/3/28	2,415,000	2,553,045
JPMorgan Chase & Co. (d)
4.255%, due 10/22/31	3,205,000	3,195,277
4.81%, due 10/22/36	2,410,000	2,393,043
5.576%, due 7/23/36	1,400,000	1,448,228
KeyBank NA
4.90%, due 8/8/32	250,000	249,479
Morgan Stanley
Series I
4.892%, due 10/22/36 (d)	2,300,000	2,279,639
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (d)	3,000,000	3,041,093
National Securities Clearing Corp.
5.00%, due 5/30/28 (b)	1,490,000	1,525,207
	Principal Amount	Value

Banks (continued)
Toronto-Dominion Bank (The)
6.35% (5 Year Treasury Constant Maturity Rate + 2.721%), due 10/31/85 (c)	$ 2,000,000	$ 2,027,812
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	1,008,113
U.S. Bancorp
6.787%, due 10/26/27 (d)	1,580,000	1,614,536
UBS Group AG (b)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (c)	800,000	827,379
5.58%, due 5/9/36 (d)	605,000	629,108
6.60% (5 Year SOFR + 3.122%), due 8/5/30 (c)(e)	740,000	751,517
Wells Fargo & Co. (d)
4.97%, due 4/23/29	825,000	840,357
5.15%, due 4/23/31	2,385,000	2,461,805
5.605%, due 4/23/36	1,595,000	1,671,738
		54,092,620
Beverages 1.3%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36	730,000	722,587
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	1,770,000	1,766,125
Constellation Brands, Inc.
4.90%, due 5/1/33	1,595,000	1,602,322
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	2,190,000	2,201,315
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	892,871
		7,185,220
Biotechnology 0.1%
Amgen, Inc.
4.875%, due 3/1/53	605,000	532,531
Commercial Services 0.5%
Element Fleet Management Corp.
4.641%, due 11/24/30 (b)	1,850,000	1,855,159
Verisk Analytics, Inc.
4.50%, due 8/15/30	805,000	811,090
		2,666,249

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services 2.0%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	$ 1,360,000	$ 1,373,534
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	1,750,000	1,848,144
Ares Management Corp.
6.375%, due 11/10/28	1,750,000	1,851,901
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (b)	3,000,000	3,095,728
Capital One Financial Corp.
6.183%, due 1/30/36 (d)	415,000	433,211
Equitable America Global Funding
4.95%, due 6/9/30 (b)	2,400,000	2,444,276
		11,046,794
Electric 5.6%
AEP Texas, Inc.
5.85%, due 10/15/55 (f)	790,000	775,275
Arizona Public Service Co.
5.55%, due 8/1/33	825,000	861,190
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	485,533
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	372,408
Duke Energy Florida LLC
4.20%, due 12/1/30	825,000	825,289
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	663,811
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	212,356
5.30%, due 6/15/35	4,250,000	4,381,202
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,752,430
Entergy Louisiana LLC
5.15%, due 9/15/34	1,500,000	1,533,452
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,614,409
Georgia Power Co.
4.30%, due 3/15/42	141,000	123,380
4.95%, due 5/17/33	1,735,000	1,768,936
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	1,390,000	1,393,177
NextEra Energy Capital Holdings, Inc.
6.50% (5 Year Treasury Constant Maturity Rate + 1.979%), due 8/15/55 (c)	600,000	632,130
	Principal Amount	Value

Electric (continued)
NSTAR Electric Co.
4.55%, due 6/1/52	$ 1,060,000	$ 897,193
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	470,000	460,342
Pacific Gas and Electric Co.
5.45%, due 6/15/27	1,460,000	1,484,285
6.10%, due 1/15/29	675,000	705,959
6.15%, due 1/15/33	460,000	488,104
6.15%, due 3/1/55	550,000	544,100
6.40%, due 6/15/33	310,000	334,303
6.75%, due 1/15/53	400,000	425,410
6.95%, due 3/15/34	600,000	667,269
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,282,103
Public Service Co. of Oklahoma
5.45%, due 1/15/36	1,380,000	1,414,888
Southern California Edison Co.
5.30%, due 3/1/28	760,000	776,005
5.95%, due 11/1/32	420,000	444,309
Southern Co. (The)
5.70%, due 10/15/32	370,000	391,602
Virginia Electric and Power Co.
5.05%, due 8/15/34	1,510,000	1,528,873
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,216,723
		31,456,446
Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	750,000	763,951
5.375%, due 11/15/54	415,000	403,366
		1,167,317
Forest Products & Paper 0.4%
Georgia-Pacific LLC
4.95%, due 6/30/32 (b)	2,290,000	2,353,091
Gas 0.2%
NiSource, Inc.
5.65%, due 2/1/45	590,000	585,909
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	456,219
		1,042,128
Healthcare-Products 0.1%
Solventum Corp.
5.90%, due 4/30/54	478,000	480,095
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services 0.4%
Cigna Group (The)
4.90%, due 12/15/48	$ 540,000	$ 481,429
HCA, Inc.
3.625%, due 3/15/32	965,000	911,472
4.625%, due 3/15/52	85,000	69,416
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	842,611
		2,304,928
Insurance 2.5%
200 Park Funding Trust
5.74%, due 2/15/55 (b)	650,000	646,535
Corebridge Financial, Inc.
4.35%, due 4/5/42	190,000	162,455
Corebridge Global Funding
5.20%, due 1/12/29 (b)	2,230,000	2,287,321
GA Global Funding Trust
5.90%, due 1/13/35 (b)	1,565,000	1,601,617
Lincoln Financial Global Funding
5.30%, due 1/13/30 (b)	1,795,000	1,856,863
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (b)	940,000	967,209
Pacific Life Insurance Co.
5.95%, due 9/15/55 (b)	1,760,000	1,763,771
Pine Street Trust III
6.223%, due 5/15/54 (b)	840,000	851,543
Prudential Financial, Inc.
3.935%, due 12/7/49	225,000	174,220
RGA Global Funding
6.00%, due 11/21/28 (b)	3,670,000	3,848,782
		14,160,316
Internet 1.6%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	637,788
3.95%, due 4/13/52 (f)	650,000	507,285
5.45%, due 11/20/55	1,590,000	1,551,879
Meta Platforms, Inc.
4.45%, due 8/15/52	890,000	724,288
4.60%, due 11/15/32	4,960,000	4,999,875
5.55%, due 8/15/64	800,000	742,076
		9,163,191
Investment Companies 0.6%
Blackstone Secured Lending Fund
5.125%, due 1/31/31	1,500,000	1,481,324
	Principal Amount	Value

Investment Companies (continued)
HPS Corporate Lending Fund
4.90%, due 9/11/28 (b)	$ 2,000,000	$ 1,989,635
		3,470,959
Media 0.5%
Charter Communications Operating LLC
2.80%, due 4/1/31	1,000,000	899,815
5.50%, due 4/1/63	1,220,000	961,302
Comcast Corp.
4.60%, due 10/15/38	740,000	688,947
Paramount Global
4.85%, due 7/1/42	780,000	574,994
		3,125,058
Mining 0.2%
BHP Billiton Finance USA Ltd.
5.75%, due 9/5/55	1,000,000	1,019,421
Oil & Gas 1.3%
EOG Resources, Inc.
5.00%, due 7/15/32	1,310,000	1,341,813
Occidental Petroleum Corp.
5.20%, due 8/1/29	4,950,000	5,073,704
6.45%, due 9/15/36	720,000	767,322
		7,182,839
Pharmaceuticals 0.3%
AbbVie, Inc.
4.05%, due 11/21/39	135,000	120,510
5.05%, due 3/15/34	1,560,000	1,603,191
		1,723,701
Pipelines 2.3%
Cheniere Energy Partners LP
4.00%, due 3/1/31	1,280,000	1,246,411
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	874,297
Enterprise Products Operating LLC
4.80%, due 2/1/49	390,000	343,434
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	362,585
MPLX LP
5.50%, due 6/1/34	1,480,000	1,509,883
ONEOK, Inc.
5.55%, due 11/1/26	980,000	990,552
5.70%, due 11/1/54	505,000	470,628
Plains All American Pipeline LP
4.70%, due 1/15/31	3,160,000	3,177,818

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Targa Resources Corp.
5.50%, due 2/15/35	$ 475,000	$ 486,567
Targa Resources Partners LP
5.50%, due 3/1/30	3,075,000	3,122,370
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	499,281
		13,083,826
Private Equity 0.3%
Blackstone Reg Finance Co. LLC
4.95%, due 2/15/36	1,630,000	1,618,087
Real Estate Investment Trusts 0.5%
Simon Property Group LP
1.75%, due 2/1/28	1,950,000	1,869,140
5.125%, due 10/1/35	950,000	964,254
		2,833,394
Retail 0.5%
Home Depot, Inc. (The)
3.30%, due 4/15/40	1,260,000	1,028,917
3.625%, due 4/15/52	990,000	722,559
Lowe's Cos., Inc.
3.00%, due 10/15/50	890,000	564,128
5.15%, due 7/1/33	450,000	464,844
5.75%, due 7/1/53	230,000	227,582
		3,008,030
Semiconductors 0.9%
Broadcom, Inc.
2.60%, due 2/15/33	490,000	431,502
3.137%, due 11/15/35 (b)	925,000	796,597
3.469%, due 4/15/34	835,000	761,389
5.05%, due 4/15/30	1,915,000	1,975,751
Intel Corp.
5.15%, due 2/21/34	900,000	911,319
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	220,248
		5,096,806
Software 1.4%
Fiserv, Inc.
4.55%, due 2/15/31	3,725,000	3,686,665
Oracle Corp.
2.95%, due 4/1/30	1,345,000	1,241,662
3.95%, due 3/25/51	360,000	236,865
5.50%, due 8/3/35	1,480,000	1,450,226
	Principal Amount	Value

Software (continued)
Oracle Corp. (continued)
5.55%, due 2/6/53	$ 850,000	$ 705,398
5.95%, due 9/26/55	850,000	753,112
		8,073,928
Telecommunications 2.0%
AT&T, Inc.
2.25%, due 2/1/32	1,695,000	1,486,526
3.50%, due 9/15/53	585,000	391,496
3.55%, due 9/15/55	797,000	530,517
3.80%, due 12/1/57	555,000	381,752
4.55%, due 11/1/32	2,000,000	1,986,994
Cisco Systems, Inc.
5.30%, due 2/26/54	870,000	833,909
T-Mobile USA, Inc.
5.75%, due 1/15/34	370,000	391,984
Verizon Communications, Inc.
4.50%, due 8/10/33	1,990,000	1,958,472
4.75%, due 1/15/33	2,800,000	2,797,807
5.25%, due 4/2/35	755,000	767,373
		11,526,830
Transportation 0.3%
Burlington Northern Santa Fe LLC
5.20%, due 4/15/54	375,000	352,917
United Parcel Service, Inc.
4.25%, due 3/15/49	480,000	395,248
5.50%, due 5/22/54	750,000	728,925
		1,477,090
Water 0.5%
American Water Capital Corp.
5.70%, due 9/1/55	2,675,000	2,678,493
Total Corporate Bonds (Cost $217,296,213)		219,325,269
Mortgage-Backed Securities 13.7%
Agency (Collateralized Mortgage Obligations) 6.0%
FHLMC
REMIC, Series 5387, Class ZQ
5.50%, due 3/25/54	1,935,216	1,956,547
REMIC, Series 5427, Class Z
5.50%, due 7/25/54	2,171,588	2,209,382
REMIC, Series 5302, Class DZ
6.00%, due 4/25/53	2,357,817	2,444,013
REMIC, Series 5517, Class MT
6.158% (SOFR 30A + 2.283%), due 3/25/55 (c)	2,154,785	2,161,403
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5517, Class MA
7.424% (SOFR 30A + 3.55%), due 3/25/55 (c)	$ 2,015,883	$ 2,014,351
REMIC, Series 5513, Class MQ
7.824% (SOFR 30A + 3.95%), due 6/25/54 (c)	2,433,117	2,552,699
REMIC, Series 5557, Class UM
8.014% (SOFR 30A + 4.14%), due 6/25/55 (c)	1,991,284	2,101,936
FNMA
REMIC, Series 2025-7, Class HB
5.50%, due 6/25/54	2,289,544	2,338,713
REMIC, Series 2024-43, Class B
5.50%, due 7/25/54	2,250,000	2,285,418
REMIC, Series 2025-12, Class ET
8.174% (SOFR 30A + 4.30%), due 3/25/55 (c)	1,877,619	1,898,624
REMIC, Series 2025-35, Class MT
8.874% (SOFR 30A + 5.00%), due 5/25/55 (c)	2,279,159	2,344,359
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (g)	13,042,310	2,663,716
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	2,500,000	2,519,940
REMIC, Series 2023-111, Class ZL
6.00%, due 8/20/53	2,012,277	2,057,870
REMIC, Series 2025-41, Class MB
6.318% (SOFR 30A + 2.40%), due 11/20/54 (c)	1,947,097	1,986,119
		33,535,090
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.7%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, due 2/10/36 (b)	2,000,000	1,959,726
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (b)	1,889,221	1,789,173
BX Trust
Series 2025-VLT7, Class A
5.45% (1 Month SOFR + 1.70%), due 7/15/44 (b)(c)	1,866,667	1,869,560
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
FNMA, ACES
Series 2019-M12, Class X3
0.603%, due 6/25/29 (g)(h)	$ 77,000,000	$ 1,487,725
GNMA (g)
REMIC, Series 2023-156, Class HI
0.69%, due 1/16/62 (i)	47,630,342	2,557,787
REMIC, Series 2024-32
0.70%, due 6/16/63 (h)	45,020,801	2,307,357
REMIC, Series 2021-106
0.856%, due 4/16/63 (h)	38,655,408	2,534,902
REMIC, Series 2025-21
0.951%, due 4/16/65 (h)	38,549,102	2,688,434
GS Mortgage Securities Corp. Trust
Series 2024-MARK, Class A
5.541% (1 Month SOFR + 1.791%), due 6/15/34 (b)(c)	2,000,000	1,999,991
ORL Trust
Series 2024-GLKS, Class B
5.642% (1 Month SOFR + 1.892%), due 12/15/39 (b)(c)	2,500,000	2,505,421
SHR Trust
Series 2024-LXRY, Class A
5.70% (1 Month SOFR + 1.95%), due 10/15/41 (b)(c)	2,750,000	2,755,725
VLS Commercial Mortgage Trust
Series 2020-LAB, Class A
2.13%, due 10/10/42 (b)	2,500,000	2,145,616
		26,601,417
Whole Loan (Collateralized Mortgage Obligations) 3.0%
A&D Mortgage Trust (a)(b)
Series 2025-NQM3, Class A3
5.78%, due 8/25/70	1,932,207	1,937,610
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	1,866,662	1,890,930
HOMES Trust
Series 2025-NQM4, Class M1
5.959%, due 8/25/70 (b)(i)	1,250,000	1,258,480
J.P. Morgan Mortgage Trust
Series 2025-NQM5, Class M1A
5.67%, due 5/25/65 (b)(i)	2,000,000	1,999,090
NYMT Loan Trust
Series 2025-INV2, Class M1
5.94%, due 10/25/60 (b)(i)	2,123,000	2,131,657
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(b)	1,973,702	1,994,972

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
PRKCM Trust
Series 2025-AFC2, Class A1
5.022%, due 12/25/60 (b)(i)	$ 2,304,251	$ 2,304,967
PRPM Trust
Series 2025-NQM1, Class A3
6.26%, due 11/25/69 (a)(b)	1,895,824	1,915,724
SG Residential Mortgage Trust
Series 2025-1, Class M1
5.88%, due 12/25/65 (b)(i)	1,713,000	1,716,568
		17,149,998
Total Mortgage-Backed Securities (Cost $75,673,185)		77,286,505
U.S. Government & Federal Agencies 39.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.2%
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,031	1,078
6.50%, due 8/1/37	11,755	12,380
UMBS Pool, 30 Year
2.00%, due 1/1/52	2,799,184	2,289,877
2.00%, due 2/1/52	3,884,294	3,189,586
2.50%, due 11/1/50	1,806,298	1,564,648
3.00%, due 5/1/51	3,821,131	3,458,262
3.50%, due 11/1/51	2,501,984	2,330,173
4.00%, due 10/1/52	2,341,684	2,242,811
5.00%, due 11/1/52	4,550,525	4,562,454
6.00%, due 9/1/54	3,843,226	3,951,503
		23,602,772
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.1%
FNMA, Other
2.50%, due 6/1/62	1,963,379	1,645,890
2.50%, due 9/1/63	4,737,191	3,938,693
2.50%, due 6/1/64	3,033,353	2,542,723
4.00%, due 4/1/64	3,164,468	3,014,300
4.50%, due 9/1/63	1,729,002	1,687,797
UMBS, 30 Year
1.50%, due 11/1/50	3,767,090	2,906,649
2.00%, due 12/1/50	3,529,271	2,899,548
2.00%, due 3/1/51	3,579,283	2,930,787
2.00%, due 11/1/51	4,863,636	3,957,460
2.50%, due 5/1/43	192,903	172,496
2.50%, due 9/1/50	4,115,630	3,573,155
2.50%, due 2/1/52	2,911,432	2,489,511
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
2.50%, due 5/1/52	$ 2,820,161	$ 2,426,013
3.00%, due 5/1/52	4,504,733	4,016,585
3.50%, due 2/1/52	1,770,089	1,648,540
4.50%, due 7/1/52	1,534,014	1,511,467
5.00%, due 1/1/53	3,546,387	3,558,503
5.00%, due 7/1/53	2,360,399	2,377,834
5.50%, due 11/1/52	3,107,267	3,174,277
6.00%, due 11/1/52	2,327,231	2,408,827
6.50%, due 10/1/36	8,110	8,606
6.50%, due 8/1/37	1,661	1,744
7.00%, due 9/1/37	7,807	8,235
7.00%, due 10/1/37	211	224
7.00%, due 11/1/37	2,607	2,762
7.50%, due 7/1/28	942	950
UMBS, Single Family, 30 Year TBA
5.50%, due 1/25/56 (j)	4,300,000	4,360,125
		57,263,701
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.9%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	16,562	16,030
4.00%, due 7/15/44	105,224	101,126
4.00%, due 7/15/45	47,402	45,527
4.50%, due 6/15/39	244,106	242,829
4.50%, due 6/15/40	97,140	97,243
GNMA II, 30 Year
2.00%, due 3/20/51	3,237,223	2,639,530
2.50%, due 1/20/52	68,429	59,056
2.50%, due 9/20/52	21,366	18,458
3.50%, due 5/20/52	2,681,451	2,464,794
4.50%, due 9/20/52	2,357,511	2,308,819
GNMA II, Single Family, 30 Year
2.50%, due 1/20/53	2,122,112	1,833,315
3.00%, due 10/20/51	2,642,658	2,377,596
4.00%, due 4/20/52	1,790,693	1,706,196
5.00%, due 7/20/52	1,257,709	1,259,762
5.00%, due 11/20/52	1,363,627	1,365,849
5.50%, due 1/15/56 TBA (j)	3,500,000	3,533,937
6.00%, due 1/15/56 TBA (j)	1,750,000	1,783,291
		21,853,358
United States Treasury Bonds 1.6%
U.S. Treasury Bonds
2.00%, due 11/15/41	1,795,000	1,252,784
2.375%, due 2/15/42	2,140,000	1,575,241
3.25%, due 5/15/42	500,000	416,992
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Bonds (continued)
U.S. Treasury Bonds (continued)
4.625%, due 5/15/44	$ 1,250,000	$ 1,227,246
4.75%, due 8/15/55	4,345,000	4,271,678
		8,743,941
United States Treasury Notes 19.3%
U.S. Treasury Notes
3.375%, due 11/30/27	57,500,000	57,389,942
3.50%, due 11/15/28	28,500,000	28,468,828
3.50%, due 11/30/30	2,725,000	2,697,537
3.75%, due 11/30/32	12,500,000	12,355,469
4.00%, due 11/15/35 (f)	8,000,000	7,885,000
		108,796,776
Total U.S. Government & Federal Agencies (Cost $220,142,279)		220,260,548
Total Long-Term Bonds (Cost $552,832,769)		556,588,087
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.751% (k)(l)	593,428	593,428
Total Short-Term Investment (Cost $593,428)		593,428
Total Investments (Cost $553,426,197)	98.8%	557,181,515
Other Assets, Less Liabilities	1.2	7,006,003
Net Assets	100.0%	$ 564,187,518

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of December 31, 2025.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of December 31, 2025.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $575,742. The Portfolio received cash collateral with a value of $593,428. (See Note 2(I))
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2025.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2025.
(j)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of December 31, 2025, the total net market value was $9,677,353, which represented 1.7% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(k)	Current yield as of December 31, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.

Futures Contracts
As of December 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	134	March 2026	$ 14,675,292	$ 14,646,828	$ (28,464)
U.S. Treasury Long Bonds	286	March 2026	33,319,540	33,059,812	(259,728)
U.S. Treasury Ultra Bonds	137	March 2026	16,461,394	16,166,000	(295,394)
Total Long Contracts					(583,586)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Bond Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 2 Year Notes	(54)	March 2026	$ (11,272,409)	$ (11,274,609)	$ (2,200)
U.S. Treasury 10 Year Notes	(28)	March 2026	(3,158,918)	(3,148,250)	10,668
U.S. Treasury 10 Year Ultra Bonds	(138)	March 2026	(15,930,124)	(15,872,156)	57,968
Total Short Contracts					66,436
Net Unrealized Depreciation					$ (517,150)

1.	As of December 31, 2025, cash in the amount of $1,675,477 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2025.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 39,715,765	$ —	$ 39,715,765
Corporate Bonds	—	219,325,269	—	219,325,269
Mortgage-Backed Securities	—	77,286,505	—	77,286,505
U.S. Government & Federal Agencies	—	220,260,548	—	220,260,548
Total Long-Term Bonds	—	556,588,087	—	556,588,087
Short-Term Investment
Unaffiliated Investment Company	593,428	—	—	593,428
Total Investments in Securities	593,428	556,588,087	—	557,181,515
Other Financial Instruments
Futures Contracts (b)	68,636	—	—	68,636
Total Investments in Securities and Other Financial Instruments	$ 662,064	$ 556,588,087	$ —	$ 557,250,151
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (585,786)	$ —	$ —	$ (585,786)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Bond Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in securities, at value (identified cost $553,426,197) including securities on loan of $575,742	$557,181,515
Cash	12,046,464
Cash collateral on deposit at broker for futures contracts	1,675,477
Receivables:
Interest	4,202,050
Investment securities sold	3,960,166
Portfolio shares sold	410,284
Securities lending	4
Other assets	47,278
Total assets	579,523,238
Liabilities
Cash collateral received for securities on loan	593,428
Payables:
Investment securities purchased	13,968,998
Portfolio shares redeemed	316,421
Manager (See Note 3)	238,591
Variation margin on futures contracts	94,256
Distribution/Service fees (See Note 3)	72,766
Professional fees	39,938
Custodian	8,483
Shareholder communication	56
Accrued expenses	2,783
Total liabilities	15,335,720
Net assets	$564,187,518
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$46,643
Additional paid-in-capital	671,846,242
671,892,885
Total distributable earnings (loss)	(107,705,367)
Net assets	$564,187,518
Initial Class
Net assets applicable to outstanding shares	$222,601,462
Shares of beneficial interest outstanding	18,263,045
Net asset value per share outstanding	$12.19
Service Class
Net assets applicable to outstanding shares	$341,586,056
Shares of beneficial interest outstanding	28,380,271
Net asset value per share outstanding	$12.04

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$29,429,524
Securities lending, net	4
Total income	29,429,528
Expenses
Manager (See Note 3)	2,857,949
Distribution/Service—Service Class (See Note 3)	869,701
Professional fees	124,995
Shareholder communication	79,798
Custodian	53,341
Trustees	14,212
Miscellaneous	21,867
Total expenses	4,021,863
Net investment income (loss)	25,407,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,767,086
Futures transactions	(1,725,061)
Net realized gain (loss)	42,025
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,036,842
Futures contracts	578,715
Net change in unrealized appreciation (depreciation)	11,615,557
Net realized and unrealized gain (loss)	11,657,582
Net increase (decrease) in net assets resulting from operations	$37,065,247
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Bond Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$25,407,665	$27,459,843
Net realized gain (loss)	42,025	(392,278)
Net change in unrealized appreciation (depreciation)	11,615,557	(18,663,416)
Net increase (decrease) in net assets resulting from operations	37,065,247	8,404,149
Distributions to shareholders:
Initial Class	(11,006,310)	(11,273,423)
Service Class	(16,457,714)	(16,553,649)
Total distributions to shareholders	(27,464,024)	(27,827,072)
Capital share transactions:
Net proceeds from sales of shares	50,741,499	93,182,109
Net asset value of shares issued to shareholders in reinvestment of distributions	27,464,024	27,827,072
Cost of shares redeemed	(122,102,499)	(141,869,691)
Increase (decrease) in net assets derived from capital share transactions	(43,896,976)	(20,860,510)
Net increase (decrease) in net assets	(34,295,753)	(40,283,433)
Net Assets
Beginning of year	598,483,271	638,766,704
End of year	$564,187,518	$598,483,271
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.00	$12.37	$12.08	$14.43	$15.37
Net investment income (loss) (a)	0.56	0.58	0.52	0.33	0.21
Net realized and unrealized gain (loss)	0.26	(0.35)	0.12	(2.42)	(0.42)
Total from investment operations	0.82	0.23	0.64	(2.09)	(0.21)
Less distributions:
From net investment income	(0.63)	(0.60)	(0.35)	(0.26)	(0.27)
From net realized gain on investments	—	—	—	—	(0.46)
Total distributions	(0.63)	(0.60)	(0.35)	(0.26)	(0.73)
Net asset value at end of year	$12.19	$12.00	$12.37	$12.08	$14.43
Total investment return (b)	6.83%	1.84%	5.58%	(14.47)%	(1.37)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.57%	4.74%	4.30%	2.53%	1.39%
Net expenses (c)	0.55%	0.54%	0.52%	0.53%	0.52%
Portfolio turnover rate (d)	271%	351%	469%	474%	326%
Net assets at end of year (in 000's)	$222,601	$239,905	$266,632	$292,815	$366,020

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 238%, 337%, 438%, 194% and 241%, for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.86	$12.22	$11.93	$14.25	$15.19
Net investment income (loss) (a)	0.52	0.55	0.49	0.29	0.17
Net realized and unrealized gain (loss)	0.25	(0.34)	0.12	(2.39)	(0.41)
Total from investment operations	0.77	0.21	0.61	(2.10)	(0.24)
Less distributions:
From net investment income	(0.59)	(0.57)	(0.32)	(0.22)	(0.24)
From net realized gain on investments	—	—	—	—	(0.46)
Total distributions	(0.59)	(0.57)	(0.32)	(0.22)	(0.70)
Net asset value at end of year	$12.04	$11.86	$12.22	$11.93	$14.25
Total investment return (b)	6.57%	1.59%	5.31%	(14.68)%	(1.62)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.32%	4.49%	4.05%	2.26%	1.14%
Net expenses (c)	0.80%	0.79%	0.77%	0.78%	0.77%
Portfolio turnover rate (d)	271%	351%	469%	474%	326%
Net assets at end of year (in 000's)	$341,586	$358,578	$372,134	$387,271	$520,402

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 238%, 337%, 438%, 194% and 241%, for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Bond Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Bond Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

17

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities

18	NYLI VP Bond Portfolio

purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
19

Notes to Financial Statements (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.

20	NYLI VP Bond Portfolio

(J) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(K) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of December 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$68,636
Total Fair Value	$68,636

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(585,786)
Total Fair Value	$(585,786)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
21

Notes to Financial Statements (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(1,725,061)
Total Net Realized Gain (Loss)	$(1,725,061)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$578,715
Total Net Change in Unrealized Appreciation (Depreciation)	$578,715

Average Notional Amount	Total
Futures Contracts Long	$62,617,710
Futures Contracts Short	$(42,378,390)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; 0.45% from $1 billion to $3 billion; and 0.44% in excess of $3 billion. During the year ended December 31, 2025, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,857,949 and paid the Subadvisor fees in the amount of $1,428,975.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$553,554,377	$8,587,476	$(5,006,331)	$3,581,145
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$25,325,717	$(136,588,195)	$—	$3,557,111	$(107,705,367)

22	NYLI VP Bond Portfolio

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $136,588,195, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$51,362	$85,226
The Portfolio utilized $523,694 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$27,464,024	$27,827,072
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of U.S. government securities were $928,382 and $927,964, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $612,237 and $657,571, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,902,076	$23,203,002
Shares issued to shareholders in reinvestment of distributions	910,681	11,006,310
Shares redeemed	(4,539,874)	(55,349,623)
Net increase (decrease)	(1,727,117)	$(21,140,311)
Year ended December 31, 2024:
Shares sold	4,656,464	$58,316,928
Shares issued to shareholders in reinvestment of distributions	924,801	11,273,423
Shares redeemed	(7,150,423)	(87,522,064)
Net increase (decrease)	(1,569,158)	$(17,931,713)

23

Notes to Financial Statements (continued)
Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	2,267,887	$27,538,497
Shares issued to shareholders in reinvestment of distributions	1,378,218	16,457,714
Shares redeemed	(5,509,360)	(66,752,876)
Net increase (decrease)	(1,863,255)	$(22,756,665)
Year ended December 31, 2024:
Shares sold	2,874,683	$34,865,181
Shares issued to shareholders in reinvestment of distributions	1,373,770	16,553,649
Shares redeemed	(4,447,892)	(54,347,627)
Net increase (decrease)	(199,439)	$(2,928,797)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI VP Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Bond Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
26

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

27

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 99.3%
Corporate Bonds 5.5%
Commercial Services 0.8%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 922,604
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	2,000,000	753,703
(zero coupon), due 2/15/49	2,000,000	306,976
		1,983,283
Healthcare-Services 4.7%
CommonSpirit Health
4.825%, due 9/1/35	5,000,000	4,945,983
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	1,630,000	1,653,228
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	1,500,000	1,539,652
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	1,055,000	903,438
Sutter Health
Series 2025
5.213%, due 8/15/32	750,000	776,688
Series 2025
5.537%, due 8/15/35	1,000,000	1,043,742
		10,862,731
Total Corporate Bonds (Cost $12,859,706)		12,846,014
Municipal Bonds 93.8%
Arizona 1.1%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	2,775,000	2,547,408
California 14.2%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	1,000,000	770,962
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	735,537
	Principal Amount	Value

California (continued)
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	$ 3,000,000	$ 2,082,446
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	2,000,000	1,692,251
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	2,000,000	2,085,709
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes Project (The) Revenue Bonds
4.00%, due 10/1/39	500,000	409,067
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	930,000	964,460
California State University Revenue Bonds
Series B
5.208%, due 11/1/37	1,075,000	1,120,462
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	879,529
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	1,000,000	1,054,405
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	1,000,000	1,081,214
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,928,456

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	$ 500,000	$ 594,725
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	750,000	778,790
Northern California Power Agency Revenue Bonds
Series B
7.311%, due 6/1/40	1,000,000	1,114,336
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,846,169
San Diego Community College District Unlimited General Obligation
Series A-2
5.75%, due 8/1/30	1,000,000	1,080,037
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	2,000,000	1,819,086
State of California Unlimited General Obligation
5.15%, due 9/1/34	500,000	524,511
7.55%, due 4/1/39	3,440,000	4,179,133
7.60%, due 11/1/40	1,250,000	1,531,763
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,862,819
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	1,000,000	761,453
		32,897,320
Colorado 2.4%
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	1,855,000	1,956,961
	Principal Amount	Value

Colorado (continued)
Colorado Housing and Finance Authority Revenue Bonds (continued)
Series O-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	$ 1,000,000	$ 1,054,065
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	975,000	1,037,885
Metro Water Recovery Revenue Bonds
Series B
2.813%, due 4/1/32	1,500,000	1,391,219
		5,440,130
Connecticut 3.1%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	1,490,000	1,528,804
Series E-2, Insured: GNMA / FNMA / FHLMC
6.00%, due 11/15/55	2,000,000	2,109,726
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,537,661
Series A
4.846%, due 5/1/33	2,000,000	2,075,255
		7,251,446
District of Columbia 1.7%
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,000,000	1,067,462
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	1,500,000	1,744,772
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	1,000,000	1,032,196
		3,844,430

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Florida 1.0%
Sumter Landing Community Development District Revenue Bonds
4.172%, due 10/1/47	$ 1,000,000	$ 904,785
Insured: AG
4.981%, due 10/1/31	1,395,000	1,448,764
		2,353,549
Georgia 3.3%
City of Atlanta, Airport Customer Facility Charge Revenue Bonds
Series A
4.896%, due 7/1/34	1,125,000	1,159,821
Georgia Higher Education Facilities Authority, USG Real Estate Foundation XIV LLC Project Revenue Bonds
Series A
4.625%, due 1/1/32	2,250,000	2,259,850
Series A
5.223%, due 1/1/39	1,000,000	1,010,651
Main Street Energy, Inc., Energy Project Revenue Bonds
Series D
5.00%, due 12/1/33	2,000,000	2,129,133
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	1,000,000	1,044,821
		7,604,276
Hawaii 2.8%
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	4,500,000	3,854,477
Series FZ
2.245%, due 8/1/38	1,000,000	758,953
Series GE
2.80%, due 10/1/38	1,000,000	807,580
Series GN
4.936%, due 10/1/37	1,000,000	1,014,026
		6,435,036
	Principal Amount	Value

Idaho 3.1%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	$ 1,000,000	$ 1,066,603
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	1,995,000	2,089,964
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	1,265,000	1,342,113
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	1,500,000	1,609,386
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	975,000	1,030,980
		7,139,046
Illinois 8.5%
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,564,493
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	1,000,000	1,015,885
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	1,000,000	1,016,503
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	1,000,000	1,049,305
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	4,000,000	3,599,470
Series B
4.847%, due 1/1/31	1,000,000	1,029,425
State of Illinois Revenue Bonds
4.62%, due 6/15/38	1,300,000	1,289,957
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	$ 4,000,000	$ 4,176,509
Series 3
6.725%, due 4/1/35	2,692,308	2,853,455
		19,595,002
Indiana 0.9%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	2,400,000	2,180,128
Iowa 1.7%
Iowa Finance Authority Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,000,000	1,056,581
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	1,000,000	1,003,705
Series A
5.426%, due 12/1/35	1,000,000	1,013,947
Series A
5.908%, due 12/1/45	885,000	899,495
		3,973,728
Kentucky 0.9%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
6.195%, due 6/1/40	2,000,000	2,084,241
Louisiana 0.4%
Louisiana Energy & Power Authority Revenue Bonds
Series A, Insured: AG
2.332%, due 6/1/32	1,060,000	934,154
	Principal Amount	Value

Maryland 1.9%
Maryland Stadium Authority, Pimlico Improvements Project Revenue Bonds
4.564%, due 6/15/33	$ 1,555,000	$ 1,566,481
4.664%, due 6/15/34	2,770,000	2,791,820
		4,358,301
Massachusetts 6.5%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,681,227
Series D
2.663%, due 9/1/39	2,897,261	2,449,042
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	3,000,000	2,997,468
Massachusetts Development Finance Agency, Tufts Medicine, Inc. Revenue Bonds
Series G, Insured: AG-CR
6.625%, due 10/1/30	1,050,000	1,120,302
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	2,185,000	2,228,276
Series A
6.166%, due 7/1/50	4,500,000	4,589,834
		15,066,149
Minnesota 1.1%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
1.58%, due 2/1/51	701,234	534,466
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	980,000	1,030,123
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	980,000	1,036,512
		2,601,101

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Mississippi 0.9%
State of Mississippi Unlimited General Obligation
Series A
1.732%, due 11/1/32	$ 2,500,000	$ 2,164,659
Missouri 0.2%
Missouri Housing Development Commission, First Place Homeownership Loan Program Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	400,000	419,947
New Hampshire 1.1%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	1,500,000	1,586,217
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	1,000,000	1,006,854
		2,593,071
New Jersey 2.0%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,455,823
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	2,510,000	2,145,820
		4,601,643
New York 12.7%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	4,000,000	3,544,444
	Principal Amount	Value

New York (continued)
City of New York Unlimited General Obligation
Series H
5.75%, due 2/1/38	$ 500,000	$ 527,393
Metropolitan Transportation Authority Revenue Bonds
Series C
7.336%, due 11/15/39	1,000,000	1,176,954
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class A
5.458%, due 12/15/31	3,000,000	3,070,264
Class B
6.033%, due 12/15/31	1,000,000	1,025,906
Class B
6.033%, due 12/15/31	1,000,000	1,025,906
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	4,000,000	3,520,351
Series G-2
4.91%, due 5/1/32	1,000,000	1,031,634
Series G-3
5.01%, due 5/1/34	1,500,000	1,545,400
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	2,115,000	2,278,855
New York State Dormitory Authority, State of New York Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,219,736
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group Revenue Bonds
Series B, Insured: AG
4.84%, due 7/1/32	1,500,000	1,533,637
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	3,000,000	3,120,324
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	$ 1,000,000	$ 1,056,169
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	1,000,000	1,029,928
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,465,000	1,581,845
		29,288,746
North Carolina 1.0%
City of Charlotte Certificate of Participation
5.004%, due 6/1/35	2,100,000	2,185,018
Ohio 2.8%
City of Columbus Unlimited General Obligation
Series C
4.778%, due 8/15/32	1,000,000	1,041,348
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	1,000,000	1,020,027
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	2,040,000	2,049,094
Series B
4.532%, due 1/1/35	275,000	276,909
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	953,193
Ohio Housing Finance Agency Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	1,000,000	1,079,261
		6,419,832
	Principal Amount	Value

Oregon 4.1%
Oregon State Lottery Revenue Bonds
Series B
5.031%, due 4/1/35	$ 3,100,000	$ 3,224,041
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,094,856
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	1,000,000	866,584
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.174%, due 5/1/35	1,000,000	1,061,468
Series B
5.304%, due 5/1/36	1,000,000	1,067,149
Series B
5.424%, due 5/1/37	1,000,000	1,068,586
		9,382,684
Pennsylvania 1.5%
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	1,000,000	1,038,844
Commonwealth Financing Authority Revenue Bonds
Series C
3.058%, due 6/1/34	1,535,000	1,394,815
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	1,000,000	1,033,239
		3,466,898
Rhode Island 0.4%
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	965,000	971,229

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina 1.5%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	$ 1,000,000	$ 1,032,137
Series C, Insured: AG
5.247%, due 12/1/35	1,245,000	1,307,673
South Carolina Student Loan Corp. Revenue Bonds
Series A
5.567%, due 12/1/46	1,125,000	1,094,525
		3,434,335
Texas 7.7%
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series E
3.973%, due 11/15/31	2,000,000	1,990,508
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	1,760,000	1,514,125
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	240,000	249,633
Insured: PSF-GTD
5.00%, due 2/15/31	1,560,000	1,627,402
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,618,567
State of Texas, State Water Plan Unlimited General Obligation
Series F
4.459%, due 8/1/34	2,100,000	2,139,907
State of Texas Unlimited General Obligation
5.057%, due 10/1/37	2,000,000	2,064,015
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,000,000	862,574
	Principal Amount	Value

Texas (continued)
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	$ 4,705,668	$ 4,832,665
		17,899,396
U.S. Virgin Islands 0.5%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	1,000,000	1,086,382
Utah 1.7%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	1,000,000	935,280
Utah Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	995,000	1,061,861
Series I, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,000,000	1,078,275
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	1,000,000	906,645
		3,982,061
Washington 1.1%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	3,000,000	2,604,768
Total Municipal Bonds (Cost $210,245,292)		216,806,114
Total Long-Term Bonds (Cost $223,104,998)		229,652,128

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value

Short-Term Investment 1.1%
Unaffiliated Investment Company 1.1%
Dreyfus Government Cash Management - Institutional Shares, 3.672% (c)	2,443,173	$ 2,443,173
Total Short-Term Investment (Cost $2,443,173)		2,443,173
Total Investments (Cost $225,548,171)	100.4%	232,095,301
Other Assets, Less Liabilities	(0.4)	(865,511)
Net Assets	100.0%	$ 231,229,790

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2025.
(c)	Current yield as of December 31, 2025.
Futures Contracts
As of December 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(61)	March 2026	$ (7,093,672)	$ (7,015,953)	$ 77,719

1.	As of December 31, 2025, cash in the amount of $155,550 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 12,846,014	$ —	$ 12,846,014
Municipal Bonds	—	216,806,114	—	216,806,114
Total Long-Term Bonds	—	229,652,128	—	229,652,128
Short-Term Investment
Unaffiliated Investment Company	2,443,173	—	—	2,443,173
Total Investments in Securities	2,443,173	229,652,128	—	232,095,301
Other Financial Instruments
Futures Contracts (b)	77,719	—	—	77,719
Total Investments in Securities and Other Financial Instruments	$ 2,520,892	$ 229,652,128	$ —	$ 232,173,020

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in securities, at value (identified cost $225,548,171)	$232,095,301
Cash collateral on deposit at broker for futures contracts	155,550
Receivables:
Interest	2,589,391
Investment securities sold	2,427,000
Variation margin on futures contracts	11,437
Portfolio shares sold	2,068
Other assets	1,712
Total assets	237,282,459
Liabilities
Payables:
Investment securities purchased	5,650,000
Portfolio shares redeemed	236,137
Manager (See Note 3)	98,354
Distribution/Service fees (See Note 3)	32,641
Professional fees	27,350
Custodian	6,215
Shareholder communication	63
Accrued expenses	1,909
Total liabilities	6,052,669
Net assets	$231,229,790
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$23,157
Additional paid-in-capital	252,400,940
252,424,097
Total distributable earnings (loss)	(21,194,307)
Net assets	$231,229,790
Initial Class
Net assets applicable to outstanding shares	$78,296,035
Shares of beneficial interest outstanding	7,796,664
Net asset value per share outstanding	$10.04
Service Class
Net assets applicable to outstanding shares	$152,933,755
Shares of beneficial interest outstanding	15,360,504
Net asset value per share outstanding	$9.96

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$11,682,745
Dividends-affiliated	879
Total income	11,683,624
Expenses
Manager (See Note 3)	1,168,091
Distribution/Service—Service Class (See Note 3)	388,543
Professional fees	79,739
Custodian	35,763
Shareholder communication	32,481
Trustees	5,755
Miscellaneous	10,121
Total expenses	1,720,493
Net investment income (loss)	9,963,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,662,831
Futures transactions	(171,701)
Net realized gain (loss)	1,491,130
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,048,243
Futures contracts	77,719
Net change in unrealized appreciation (depreciation)	7,125,962
Net realized and unrealized gain (loss)	8,617,092
Net increase (decrease) in net assets resulting from operations	$18,580,223
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,963,131	$7,455,534
Net realized gain (loss)	1,491,130	(30,698,246)
Net change in unrealized appreciation (depreciation)	7,125,962	24,400,237
Net increase (decrease) in net assets resulting from operations	18,580,223	1,157,525
Distributions to shareholders:
Initial Class	(2,608,695)	(1,582,390)
Service Class	(4,852,987)	(2,765,667)
Total distributions to shareholders	(7,461,682)	(4,348,057)
Capital share transactions:
Net proceeds from sales of shares	20,130,783	73,234,277
Net asset value of shares issued to shareholders in reinvestment of distributions	7,461,682	4,348,057
Cost of shares redeemed	(48,694,618)	(34,975,770)
Increase (decrease) in net assets derived from capital share transactions	(21,102,153)	42,606,564
Net increase (decrease) in net assets	(9,983,612)	39,416,032
Net Assets
Beginning of year	241,213,402	201,797,370
End of year	$231,229,790	$241,213,402
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.58	$9.67	$9.45	$10.87	$11.21
Net investment income (loss) (a)	0.44	0.37	0.22	0.20	0.13
Net realized and unrealized gain (loss)	0.37	(0.27)	0.23	(1.43)	(0.30)
Total from investment operations	0.81	0.10	0.45	(1.23)	(0.17)
Less distributions:
From net investment income	(0.35)	(0.19)	(0.23)	(0.19)	(0.17)
Net asset value at end of year	$10.04	$9.58	$9.67	$9.45	$10.87
Total investment return (b)	8.44%	1.03%	5.00%	(11.29)%	(1.50)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.43%	3.82%	2.30%	1.92%	1.15%
Net expenses (c)	0.57%	0.57%	0.56%	0.56%	0.55%
Portfolio turnover rate	85%	41%	7%	17%(d)	69%(d)
Net assets at end of year (in 000's)	$78,296	$82,072	$32,615	$34,601	$83,838

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 13% and 37% for the years ended December 31, 2022 and 2021, respectively.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.50	$9.59	$9.37	$10.77	$11.10
Net investment income (loss) (a)	0.41	0.32	0.19	0.17	0.10
Net realized and unrealized gain (loss)	0.37	(0.24)	0.23	(1.41)	(0.29)
Total from investment operations	0.78	0.08	0.42	(1.24)	(0.19)
Less distributions:
From net investment income	(0.32)	(0.17)	(0.20)	(0.16)	(0.14)
Net asset value at end of year	$9.96	$9.50	$9.59	$9.37	$10.77
Total investment return (b)	8.17%	0.78%	4.74%	(11.51)%	(1.74)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.18%	3.38%	2.05%	1.72%	0.94%
Net expenses (c)	0.82%	0.82%	0.81%	0.81%	0.80%
Portfolio turnover rate	85%	41%	7%	17%(d)	69%(d)
Net assets at end of year (in 000's)	$152,934	$159,141	$169,182	$180,093	$239,053

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 13% and 37% for the years ended December 31, 2022 and 2021, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

16	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities
17

Notes to Financial Statements (continued)
purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

18	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(J) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio’s investments in infrastructure-related securities will expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that
19

Notes to Financial Statements (continued)
may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value, and/or the distributions paid by the Portfolio.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of December 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$77,719
Total Fair Value	$77,719

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(171,701)
Total Net Realized Gain (Loss)	$(171,701)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$77,719
Total Net Change in Unrealized Appreciation (Depreciation)	$77,719

Average Notional Amount	Total
Futures Contracts Short (a)	$(6,984,119)

(a)	Positions were open for ten months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the year ended December 31, 2025, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.

20	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,168,091 and paid the Subadvisor in the amount of $584,045.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$225,643,142	$6,691,102	$(238,943)	$6,452,159
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$10,006,423	$(37,652,857)	$—	$6,452,127	$(21,194,307)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $37,652,857, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$51	$37,602
The Portfolio utilized $1,560,950 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$7,461,682	$4,348,057
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may
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Notes to Financial Statements (continued)
renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $194,092 and $200,582, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	478,941	$4,771,483
Shares issued to shareholders in reinvestment of distributions	261,817	2,608,695
Shares redeemed	(1,510,229)	(14,894,638)
Net increase (decrease)	(769,471)	$(7,514,460)
Year ended December 31, 2024:
Shares sold	5,681,986	$55,977,866
Shares issued to shareholders in reinvestment of distributions	162,833	1,582,390
Shares redeemed	(650,994)	(6,310,830)
Net increase (decrease)	5,193,825	$51,249,426

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,554,615	$15,359,300
Shares issued to shareholders in reinvestment of distributions	490,984	4,852,987
Shares redeemed	(3,436,283)	(33,799,980)
Net increase (decrease)	(1,390,684)	$(13,587,693)
Year ended December 31, 2024:
Shares sold	1,812,537	$17,256,411
Shares issued to shareholders in reinvestment of distributions	286,853	2,765,667
Shares redeemed	(2,990,148)	(28,664,940)
Net increase (decrease)	(890,758)	$(8,642,862)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

22	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of  NYLI VP MacKay U.S. Infrastructure Bond Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
29

In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
30

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP MacKay High Yield Corporate Bond Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 94.1%
Convertible Bonds 0.4%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 2,525,000	$ 2,484,095
Media 0.3%
Cable One, Inc.
(zero coupon), due 3/15/26	1,570,000	1,550,375
1.125%, due 3/15/28	6,860,000	5,599,818
		7,150,193
Total Convertible Bonds (Cost $10,895,854)		9,634,288
Corporate Bonds 87.0%
Advertising 1.3%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	3,250,000	3,403,217
7.75%, due 4/15/28	4,650,000	4,653,432
Lamar Media Corp.
3.625%, due 1/15/31	8,500,000	8,001,689
3.75%, due 2/15/28	4,745,000	4,657,674
4.00%, due 2/15/30	6,750,000	6,520,268
4.875%, due 1/15/29	2,570,000	2,565,539
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	973,888
4.625%, due 3/15/30	1,500,000	1,464,221
5.00%, due 8/15/27	6,070,000	6,078,774
		38,318,702
Aerospace & Defense 2.9%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	2,750,000	2,845,810
Bombardier, Inc.
6.75%, due 6/15/33 (a)	3,175,000	3,355,931
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	2,000,000	2,020,220
TransDigm, Inc.
4.625%, due 1/15/29	4,785,000	4,753,277
4.875%, due 5/1/29	4,155,000	4,144,205
6.00%, due 1/15/33 (a)	8,750,000	8,955,362
6.375%, due 3/1/29 (a)	18,105,000	18,671,124
6.375%, due 5/31/33 (a)	13,380,000	13,729,579
6.625%, due 3/1/32 (a)	6,730,000	7,002,020
6.75%, due 8/15/28 (a)	6,760,000	6,879,084
	Principal Amount	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.75%, due 1/31/34 (a)	$ 4,875,000	$ 5,078,211
6.875%, due 12/15/30 (a)	3,800,000	3,976,725
7.125%, due 12/1/31 (a)	2,900,000	3,047,813
		84,459,361
Agriculture 0.1%
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	1,500,000	1,524,497
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	522,500	523,243
5.75%, due 4/20/29	3,750,000	3,818,771
		4,342,014
Apparel 0.1%
Under Armour, Inc.
7.25%, due 7/15/30 (a)	630,000	630,611
William Carter Co. (The)
7.375%, due 2/15/31 (a)	1,880,000	1,943,736
		2,574,347
Auto Manufacturers 0.6%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	14,490,000	15,177,929
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	2,825,000	2,429,500
		17,607,429
Auto Parts & Equipment 2.4%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	1,000,000	1,027,677
8.25%, due 4/15/31	2,000,000	2,102,967
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	5,435,000	5,535,322
7.75%, due 10/15/33	3,005,000	3,060,829
Clarios Global LP
6.75%, due 2/15/30 (a)	1,000,000	1,043,810
Forvia SE
6.75%, due 9/15/33 (a)	2,300,000	2,374,924
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	4,000,000	4,251,475
IHO Verwaltungs GmbH (a)(b)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29	11,645,000	11,741,793
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	8,750,000	9,193,966

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH (a)(b) (continued)
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	$ 3,960,000	$ 4,171,072
Phinia, Inc. (a)
6.625%, due 10/15/32	2,640,000	2,733,574
6.75%, due 4/15/29	3,060,000	3,167,045
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	9,660,000	4,179,787
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,290,000	6,310,127
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	1,650,000	1,683,669
7.125%, due 4/14/30	1,750,000	1,763,526
7.50%, due 3/24/31	5,515,000	5,574,325
		69,915,888
Banks 0.0% ‡
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	685,000	702,758
Biotechnology 0.3%
GENMAB A/S (a)
6.25%, due 12/15/32	4,895,000	5,016,624
7.25%, due 12/15/33	2,925,000	3,072,455
		8,089,079
Building Materials 1.5%
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,650,000	7,967,567
6.75%, due 7/15/31	2,825,000	2,977,584
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	8,012,811
Knife River Corp.
7.75%, due 5/1/31 (a)	3,765,000	3,943,807
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	1,725,000	1,723,556
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	12,945,000	13,474,192
6.75%, due 3/1/33	4,500,000	4,699,310
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	2,000,000	2,059,052
		44,857,879
	Principal Amount	Value

Chemicals 2.9%
ASP Unifrax Holdings, Inc. (a)(b)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	$ 9,000,830	$ 989,154
11.175% (10.43% Cash or 11.175% PIK), due 9/30/29	4,251,692	3,335,895
Celanese US Holdings LLC (c)
6.85%, due 11/15/28	624,000	652,795
6.879%, due 7/15/32	2,500,000	2,601,561
7.05%, due 11/15/30	3,250,000	3,424,449
7.20%, due 11/15/33	2,000,000	2,112,832
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	6,414,359	3,270,260
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	12,811,050	12,108,248
Inversion Escrow Issuer LLC
6.75%, due 8/1/32 (a)	2,735,000	2,724,433
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	1,550,000	1,565,539
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,382,726
7.00%, due 12/1/31	2,650,000	2,822,539
8.50%, due 11/15/28	2,985,000	3,120,952
9.00%, due 2/15/30	5,075,000	5,418,907
Olympus Water US Holding Corp.
7.25%, due 2/15/33 (a)	3,210,000	3,225,862
Perimeter Holdings LLC
6.25%, due 1/15/34 (a)	6,005,000	5,965,540
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	3,500,000	3,578,561
6.25%, due 8/15/33	2,830,000	2,933,441
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	5,000,000	5,001,215
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	10,347,555
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	4,885,000	4,927,959
		85,510,423
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	4,725,000	4,980,972
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	1,720,000	1,593,702

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Coal (continued)
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	$ 1,337,000	$ 1,362,503
		7,937,177
Commercial Services 4.1%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	1,850,000	1,670,732
AMN Healthcare, Inc.
6.50%, due 1/15/31 (a)	2,500,000	2,500,467
Belron UK Finance plc
5.75%, due 10/15/29 (a)	3,530,000	3,604,801
Block, Inc.
5.625%, due 8/15/30 (a)	3,805,000	3,882,325
6.00%, due 8/15/33 (a)	3,750,000	3,849,784
6.50%, due 5/15/32	5,000,000	5,199,300
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	8,577,051
4.875%, due 7/1/29	16,930,000	16,007,499
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	5,730,000	5,889,967
GEO Group, Inc. (The)
8.625%, due 4/15/29	1,645,000	1,730,216
10.25%, due 4/15/31	4,000,000	4,378,732
Graham Holdings Co.
5.625%, due 12/1/33 (a)	5,230,000	5,280,302
Herc Holdings, Inc. (a)
5.75%, due 3/15/31	1,185,000	1,202,590
6.00%, due 3/15/34	865,000	876,528
7.00%, due 6/15/30	2,280,000	2,399,537
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,988,052
Matthews International Corp.
8.625%, due 10/1/27 (a)	2,850,000	2,938,880
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	3,875,000	3,917,970
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,705,000	7,589,862
OT Midco, Inc.
10.00%, due 2/15/30 (a)	5,650,000	2,248,052
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	2,850,000	2,936,472
Service Corp. International
4.00%, due 5/15/31	6,200,000	5,926,008
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	3,450,000	3,556,229
	Principal Amount	Value

Commercial Services (continued)
United Rentals North America, Inc.
3.875%, due 2/15/31	$ 2,000,000	$ 1,907,411
4.875%, due 1/15/28	1,000,000	1,000,086
5.375%, due 11/15/33 (a)	5,795,000	5,790,897
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	4,020,000	4,007,670
6.625%, due 6/15/29	4,025,000	4,157,314
6.625%, due 4/15/30	2,100,000	2,170,537
7.375%, due 10/1/31	1,300,000	1,358,100
		120,543,371
Computers 0.5%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	7,180,000	7,568,323
CACI International, Inc.
6.375%, due 6/15/33 (a)	4,250,000	4,397,385
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	1,550,000	1,649,457
McAfee Corp.
7.375%, due 2/15/30 (a)	2,375,000	2,071,184
		15,686,349
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	6,477,904
5.50%, due 6/1/28	4,000,000	4,004,168
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	5,000,000	4,870,334
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	10,215,118
5.125%, due 1/15/28	5,895,000	5,887,974
		31,455,498
Distribution & Wholesale 0.6%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	2,300,000	2,301,822
Gates Corp.
6.875%, due 7/1/29 (a)	1,000,000	1,038,480
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,022,652
7.75%, due 3/15/31	8,965,000	9,372,594
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	4,045,000	3,842,932
		17,578,480
Diversified Financial Services 3.1%
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,825,000	4,846,076
10.00%, due 8/15/30	2,474,000	2,669,800
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Enact Holdings, Inc.
6.25%, due 5/28/29	$ 1,850,000	$ 1,936,195
Jane Street Group (a)
6.125%, due 11/1/32	9,510,000	9,676,996
6.75%, due 5/1/33	2,750,000	2,870,440
7.125%, due 4/30/31	12,669,000	13,312,158
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	5,595,000	5,844,648
8.00%, due 8/1/33	1,825,000	1,897,445
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,586,875
5.75%, due 9/15/31	2,395,000	2,406,561
6.75%, due 2/15/34	2,700,000	2,791,063
6.875%, due 2/15/33	1,000,000	1,043,953
7.125%, due 11/15/30	4,000,000	4,204,916
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	2,675,000	2,801,872
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	2,265,000	2,388,950
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	5,400,000	5,581,867
6.375%, due 8/1/33	4,140,000	4,316,443
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	6,690,000	6,939,082
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,350,000	9,933,627
UWM Holdings LLC
6.25%, due 3/15/31 (a)	2,165,000	2,161,548
		90,210,515
Electric 4.5%
Alpha Generation LLC (a)
6.25%, due 1/15/34	1,815,000	1,831,293
6.75%, due 10/15/32	3,250,000	3,364,366
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	4,050,000	4,041,176
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (d)	2,800,000	2,794,090
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(b)(e)	1,281,542	1,268,299
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	3,131,000	2,980,109
	Principal Amount	Value

Electric (continued)
Lightning Power LLC
7.25%, due 8/15/32 (a)	$ 9,925,000	$ 10,553,759
NRG Energy, Inc. (a)
5.75%, due 1/15/34	7,000,000	7,071,190
6.00%, due 2/1/33	3,000,000	3,059,397
6.00%, due 1/15/36	11,000,000	11,145,677
6.25%, due 11/1/34	1,870,000	1,920,518
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,000,000	2,958,851
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,756,789
5.25%, due 7/1/30	3,840,000	3,812,803
Talen Energy Supply LLC (a)
6.25%, due 2/1/34	6,655,000	6,787,527
6.50%, due 2/1/36	8,415,000	8,701,864
8.625%, due 6/1/30	13,800,000	14,610,809
TransAlta Corp.
5.875%, due 2/1/34	3,000,000	3,020,730
Vistra Corp. (a)(d)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,900,000	2,950,645
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	8,350,000	8,559,938
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,307,592
6.875%, due 4/15/32	2,860,000	3,012,782
VoltaGrid LLC
7.375%, due 11/1/30 (a)	4,280,000	4,240,392
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	1,900,000	1,874,991
7.25%, due 1/15/29	2,000,000	2,049,222
7.75%, due 4/15/34	2,320,000	2,357,798
8.375%, due 1/15/31	3,965,000	4,161,787
8.625%, due 3/15/33	3,465,000	3,645,230
		130,839,624
Electrical Components & Equipment 0.5%
EnerSys
6.625%, due 1/15/32 (a)	1,900,000	1,977,294
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	4,060,000	4,192,636
6.375%, due 3/15/33	1,705,000	1,780,163
6.625%, due 3/15/32	4,395,000	4,589,102
7.25%, due 6/15/28	2,500,000	2,536,285
		15,075,480

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	$ 2,575,000	$ 2,614,418
Engineering & Construction 0.9%
AECOM
6.00%, due 8/1/33 (a)	5,980,000	6,128,663
Arcosa, Inc.
6.875%, due 8/15/32 (a)	4,225,000	4,453,697
Artera Services LLC
8.50%, due 2/15/31 (a)	3,600,000	2,989,228
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	3,600,000	3,511,069
Weekley Homes LLC (a)
4.875%, due 9/15/28	5,800,000	5,719,873
6.75%, due 1/15/34	4,660,000	4,718,388
		27,520,918
Entertainment 4.4%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,074,000	1,821,745
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,500,000	4,438,464
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	7,800,000	7,585,101
6.50%, due 2/15/32	3,000,000	3,073,272
7.00%, due 2/15/30	3,500,000	3,624,799
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	12,847,000	12,799,241
5.50%, due 4/1/27	10,376,000	10,375,993
5.75%, due 4/1/30	6,515,000	6,578,450
6.75%, due 5/1/31	3,340,000	3,463,336
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	2,800,000	2,838,920
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	6,339,629
6.75%, due 2/15/29	2,325,000	2,278,500
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	3,370,000	3,411,781
7.25%, due 11/15/29	3,200,000	3,286,612
7.50%, due 9/1/31	4,900,000	5,112,317
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	2,000,000	2,004,074
6.50%, due 5/15/27	6,855,000	6,917,895
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	3,750,000	3,340,410
	Principal Amount	Value

Entertainment (continued)
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	$ 2,000,000	$ 1,967,266
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,369,421
Motion Finco SARL
8.375%, due 2/15/32 (a)	4,255,000	3,821,038
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	4,830,000	4,937,926
Rivers Enterprise Lender LLC
6.25%, due 10/15/30 (a)	7,100,000	7,247,176
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	2,695,000	2,738,821
Voyager Parent LLC
9.25%, due 7/1/32 (a)	6,500,000	6,897,286
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	7,000,000	6,144,740
5.05%, due 3/15/42	3,700,000	2,603,875
		130,018,088
Environmental Control 0.3%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)	3,000,000	3,077,412
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	2,950,000	3,086,346
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	2,780,000	2,861,498
		9,025,256
Food 1.8%
Albertsons Cos., Inc. (a)
5.50%, due 3/31/31	3,000,000	3,031,630
5.75%, due 3/31/34	3,200,000	3,212,944
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	1,000,000	925,569
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(b)	6,668,767	6,954,555
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	4,991,339
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,232,600
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	1,500,000	1,466,524
5.50%, due 10/15/27	2,000,000	2,002,954
6.125%, due 9/15/32	3,000,000	3,092,724
Post Holdings, Inc. (a)
6.375%, due 3/1/33	1,750,000	1,767,500
6.50%, due 3/15/36	2,420,000	2,423,271
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	$ 11,275,000	$ 10,862,789
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,715,000	6,721,312
		52,685,711
Forest Products & Paper 0.5%
Mercer International, Inc.
5.125%, due 2/1/29	14,595,000	9,308,307
12.875%, due 10/1/28 (a)	6,850,000	5,310,246
		14,618,553
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(d)	5,500,000	5,702,081
Healthcare-Products 1.7%
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	3,182,817
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	7,590,000	7,922,062
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	8,377,354
4.625%, due 2/1/28	2,000,000	1,999,914
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,350,000	4,639,328
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,467,185
4.625%, due 11/15/27	3,500,000	3,494,671
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	9,237,000	9,419,736
		48,503,067
Healthcare-Services 3.5%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,750,000	1,684,963
5.50%, due 7/1/28	1,850,000	1,838,735
CHS/Community Health Systems, Inc.
9.75%, due 1/15/34 (a)	1,595,000	1,675,274
DaVita, Inc. (a)
3.75%, due 2/15/31	2,000,000	1,847,747
4.625%, due 6/1/30	4,650,000	4,521,614
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,490,460
4.625%, due 4/1/31	3,875,000	3,794,979
	Principal Amount	Value

Healthcare-Services (continued)
Encompass Health Corp. (continued)
4.75%, due 2/1/30	$ 7,650,000	$ 7,624,648
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	1,988,000	2,031,947
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	4,750,000	4,937,026
HCA, Inc.
7.50%, due 11/6/33	7,700,000	8,855,466
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	3,050,000	2,996,304
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,991,884
6.25%, due 6/1/32	9,450,000	9,874,476
6.50%, due 5/15/30	2,000,000	2,074,782
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,750,000	4,657,149
8.375%, due 2/15/32	4,750,000	5,155,954
10.00%, due 6/1/32	6,520,000	6,924,788
11.00%, due 10/15/30	5,390,000	5,910,862
Molina Healthcare, Inc. (a)
3.875%, due 5/15/32	1,800,000	1,634,719
6.50%, due 2/15/31	1,550,000	1,591,896
Tenet Healthcare Corp.
5.50%, due 11/15/32 (a)	4,650,000	4,713,756
6.00%, due 11/15/33 (a)	1,715,000	1,765,754
6.75%, due 5/15/31	2,500,000	2,601,273
		103,196,456
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	7,325,000	7,467,149
7.625%, due 2/15/31	6,675,000	6,865,711
		14,332,860
Home Builders 1.4%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,000,000	4,002,284
Century Communities, Inc.
3.875%, due 8/15/29 (a)	4,000,000	3,803,229
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,945,000	6,948,917
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,631,851
4.95%, due 2/1/28	3,000,000	2,995,318
Mattamy Group Corp.
6.00%, due 12/15/33 (a)	5,645,000	5,594,846
Shea Homes LP
4.75%, due 2/15/28	7,300,000	7,236,125
4.75%, due 4/1/29	1,628,000	1,603,404

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Home Builders (continued)
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	$ 3,250,000	$ 3,413,702
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	4,000,000	3,991,420
		41,221,096
Housewares 1.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,320,000	2,223,555
4.125%, due 4/30/31 (a)	4,823,000	4,549,661
Newell Brands, Inc.
6.375%, due 5/15/30	8,500,000	8,300,774
6.625%, due 5/15/32	3,550,000	3,444,073
8.50%, due 6/1/28 (a)	3,140,000	3,292,456
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	7,000,000	6,586,041
4.375%, due 2/1/32	4,390,000	4,121,117
4.50%, due 10/15/29	6,400,000	6,279,408
		38,797,085
Insurance 1.2%
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, due 12/31/32 (a)	5,930,000	6,153,036
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	3,000,000	3,108,292
Broadstreet Partners Group LLC
5.875%, due 4/15/29 (a)	1,460,000	1,457,710
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,318,840
HUB International Ltd.
7.25%, due 6/15/30 (a)	2,140,000	2,246,840
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,708,149
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	1,035,480
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	3,550,000	3,678,680
Ryan Specialty LLC (a)
4.375%, due 2/1/30	1,000,000	981,436
5.875%, due 8/1/32	3,855,000	3,938,915
USI, Inc.
7.50%, due 1/15/32 (a)	2,000,000	2,096,158
		35,723,536
	Principal Amount	Value

Internet 0.9%
Arches Buyer, Inc.
4.25%, due 6/1/28 (a)	$ 2,700,000	$ 2,649,815
Cars.com, Inc.
6.375%, due 11/1/28 (a)	4,100,000	4,101,054
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	7,000,000	6,546,452
7.00%, due 6/15/27	2,645,000	2,646,777
Gen Digital, Inc. (a)
6.25%, due 4/1/33	1,750,000	1,804,654
6.75%, due 9/30/27	4,100,000	4,161,074
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	2,500,000	2,529,938
Netflix, Inc.
5.875%, due 11/15/28	2,000,000	2,102,757
		26,542,521
Investment Companies 0.4%
Ares Capital Corp.
5.50%, due 9/1/30	2,645,000	2,662,257
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	6,730,871	6,243,099
Icahn Enterprises LP
5.25%, due 5/15/27	1,000,000	986,255
6.25%, due 5/15/26	800,000	799,445
		10,691,056
Iron & Steel 1.4%
Big River Steel LLC
6.625%, due 1/31/29 (a)	8,630,000	8,692,602
Commercial Metals Co. (a)
5.75%, due 11/15/33	3,242,000	3,315,049
6.00%, due 12/15/35	3,243,000	3,324,580
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	8,275,000	8,629,205
8.50%, due 5/1/30	6,625,000	6,889,590
9.25%, due 10/1/28	8,810,000	9,246,098
		40,097,124
Leisure Time 0.5%
Carnival Corp. (a)
5.125%, due 5/1/29	4,355,000	4,403,294
5.75%, due 8/1/32	6,800,000	6,978,711
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	3,760,000	2,698,822
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,795,000	1,776,896
		15,857,723
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 11,630,000	$ 11,615,119
4.75%, due 6/15/31 (a)	13,995,000	13,672,943
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	10,042,913
4.875%, due 1/15/30	9,020,000	9,050,421
5.50%, due 3/31/34 (a)	1,730,000	1,741,881
5.75%, due 9/15/33 (a)	3,230,000	3,305,631
5.875%, due 3/15/33 (a)	7,500,000	7,715,895
6.125%, due 4/1/32 (a)	2,000,000	2,071,016
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	2,700,000	2,734,747
		61,950,566
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	2,150,000	2,142,687
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	6,671,980
		8,814,667
Machinery-Diversified 1.0%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (e)(g)(h)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,126,736
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,361,375
Regal Rexnord Corp.
6.05%, due 2/15/26	1,750,000	1,753,354
6.05%, due 4/15/28	1,750,000	1,810,310
6.30%, due 2/15/30	1,550,000	1,642,787
6.40%, due 4/15/33	1,500,000	1,613,452
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	15,970,000	15,973,753
		30,281,767
Media 5.6%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	3,492,000	3,261,818
Cable One, Inc.
4.00%, due 11/15/30 (a)	3,850,000	2,968,078
CCO Holdings LLC
4.25%, due 2/1/31 (a)	8,300,000	7,626,456
4.25%, due 1/15/34 (a)	3,750,000	3,188,529
4.50%, due 8/15/30 (a)	4,000,000	3,766,047
	Principal Amount	Value

Media (continued)
CCO Holdings LLC (continued)
4.50%, due 5/1/32	$ 14,600,000	$ 13,104,045
4.75%, due 3/1/30 (a)	7,715,000	7,368,199
5.00%, due 2/1/28 (a)	7,500,000	7,440,656
5.125%, due 5/1/27 (a)	6,750,000	6,740,721
5.375%, due 6/1/29 (a)	4,000,000	3,954,879
CSC Holdings LLC (a)
5.50%, due 4/15/27	3,050,000	2,615,128
5.75%, due 1/15/30	5,000,000	1,848,648
6.50%, due 2/1/29	5,200,000	3,446,147
7.50%, due 4/1/28	3,525,000	2,053,312
11.25%, due 5/15/28	3,705,000	2,947,940
11.75%, due 1/31/29	4,510,000	3,350,693
Directv Financing LLC (a)
5.875%, due 8/15/27	4,101,000	4,125,073
8.875%, due 2/1/30	2,535,000	2,564,898
Discovery Communications LLC
3.625%, due 5/15/30	4,150,000	3,820,625
4.125%, due 5/15/29	3,030,000	2,928,162
Gray Media, Inc. (a)
7.25%, due 8/15/33	2,765,000	2,825,357
9.625%, due 7/15/32	3,750,000	3,891,631
10.50%, due 7/15/29	3,065,000	3,295,920
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	4,525,000	2,805,460
6.75%, due 10/15/27	14,411,000	10,072,568
Midcontinent Communications
8.00%, due 8/15/32 (a)	2,000,000	2,047,250
News Corp. (a)
3.875%, due 5/15/29	6,600,000	6,403,759
5.125%, due 2/15/32	3,620,000	3,568,187
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	5,425,000	5,666,033
Sirius XM Radio LLC
4.00%, due 7/15/28 (a)	2,750,000	2,688,307
TEGNA, Inc.
4.625%, due 3/15/28	1,000,000	989,720
5.00%, due 9/15/29	600,000	594,717
Univision Communications, Inc. (a)
7.375%, due 6/30/30	1,500,000	1,524,669
9.375%, due 8/1/32	4,945,000	5,314,950
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	6,170,000	6,365,523
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	6,385,000	5,629,062
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	3,550,000	3,497,306

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	$ 3,825,000	$ 3,461,446
Ziggo BV
4.875%, due 1/15/30 (a)	3,100,000	2,930,217
		162,692,136
Metal Fabricate & Hardware 0.4%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,276,128
6.375%, due 6/15/30	3,030,000	3,098,390
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	2,700,000	2,772,414
Vallourec SACA
7.50%, due 4/15/32 (a)	2,881,000	3,058,996
		11,205,928
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	4,400,000	4,675,017
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	2,500,000	2,582,268
6.375%, due 9/15/32	4,130,000	4,288,695
Century Aluminum Co.
6.875%, due 8/1/32 (a)	6,120,000	6,305,473
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	888,000	887,971
8.00%, due 7/1/30	3,725,000	3,897,605
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	6,482,000	6,536,453
First Quantum Minerals Ltd. (a)
7.25%, due 2/15/34	2,950,000	3,101,349
8.625%, due 6/1/31	1,525,000	1,604,825
9.375%, due 3/1/29	5,325,000	5,607,296
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	10,560,000	10,501,443
New Gold, Inc.
6.875%, due 4/1/32 (a)	1,000,000	1,061,242
		51,049,637
Miscellaneous—Manufacturing 1.1%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,563,746
6.375%, due 3/15/33	3,000,000	3,089,958
Avient Corp. (a)
6.25%, due 11/1/31	1,385,000	1,423,582
7.125%, due 8/1/30	3,405,000	3,505,836
	Principal Amount	Value

Miscellaneous—Manufacturing (continued)
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	$ 1,000,000	$ 1,032,344
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	6,587,500	6,773,231
Calderys Financing LLC
11.25%, due 6/1/28 (a)	3,425,000	3,636,826
Enpro, Inc.
6.125%, due 6/1/33 (a)	2,100,000	2,166,981
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	2,735,000	2,730,635
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	4,000,000	4,155,582
		31,078,721
Oil & Gas 5.1%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	2,150,000	2,220,116
9.00%, due 11/1/27	2,684,000	3,411,995
Chord Energy Corp. (a)
6.00%, due 10/1/30	4,835,000	4,894,292
6.75%, due 3/15/33	990,000	1,023,776
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,346,033
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,250,000	2,254,997
6.75%, due 3/1/29	5,000,000	4,989,959
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	2,700,000	2,617,710
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,905,000	7,314,763
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	3,430,000	3,542,096
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,592,887
6.00%, due 4/15/30	1,000,000	971,704
6.00%, due 2/1/31	3,015,000	2,866,154
Matador Resources Co. (a)
6.25%, due 4/15/33	4,120,000	4,125,480
6.50%, due 4/15/32	4,150,000	4,208,784
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	5,820,000	5,572,650
Murphy Oil Corp.
6.00%, due 10/1/32	2,650,000	2,647,291
Noble Finance II LLC
8.00%, due 4/15/30 (a)	9,250,000	9,609,952
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
6.45%, due 9/15/36	$ 2,000,000	$ 2,131,451
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	3,300,000	3,394,865
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	986,909
8.25%, due 1/15/29	1,615,000	1,647,004
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	4,475,000	4,653,794
SM Energy Co. (a)
6.75%, due 8/1/29	3,525,000	3,550,881
7.00%, due 8/1/32	3,230,000	3,175,312
Sunoco LP
4.50%, due 10/1/29 (a)	5,000,000	4,873,288
4.625%, due 5/1/30 (a)	5,000,000	4,857,393
5.875%, due 7/15/27 (a)	3,825,000	3,834,574
6.00%, due 4/15/27	3,000,000	3,004,140
6.625%, due 8/15/32 (a)	1,000,000	1,027,816
Talos Production, Inc. (a)
9.00%, due 2/1/29	5,250,000	5,452,844
9.375%, due 2/1/31	6,120,000	6,383,203
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,910,000	9,813,195
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	1,901,692	1,947,876
Transocean International Ltd. (a)
8.25%, due 5/15/29	1,000,000	1,007,854
8.75%, due 2/15/30	7,008,750	7,323,499
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	2,023,810	2,066,880
Vital Energy, Inc. (a)
7.75%, due 7/31/29	4,770,000	4,760,965
7.875%, due 4/15/32	4,810,000	4,739,216
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,510,000	4,552,498
		150,396,096
Oil & Gas Services 1.1%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	8,135,000	8,145,014
Kodiak Gas Services LLC
6.50%, due 10/1/33 (a)	4,160,000	4,248,246
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	2,337,719
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	2,998,285
	Principal Amount	Value

Oil & Gas Services (continued)
SESI LLC
7.875%, due 9/30/30 (a)	$ 5,100,000	$ 5,020,648
Tidewater, Inc.
9.125%, due 7/15/30 (a)	5,475,000	5,874,341
Weatherford International Ltd.
6.75%, due 10/15/33 (a)	3,500,000	3,584,392
		32,208,645
Packaging & Containers 0.2%
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	4,800,000	4,787,690
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	689,000	738,598
		5,526,288
Pharmaceuticals 2.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	10,508,000	10,928,497
Bausch Health Cos., Inc. (a)
11.00%, due 9/30/28	3,561,000	3,688,626
14.00%, due 10/15/30	347,000	350,470
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	7,220,000	7,464,588
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	6,890,000	7,282,323
Jazz Securities DAC
4.375%, due 1/15/29 (a)	12,660,000	12,486,707
Organon & Co. (a)
4.125%, due 4/30/28	11,100,000	10,816,225
5.125%, due 4/30/31	14,230,000	11,785,215
		64,802,651
Pipelines 3.9%
Antero Midstream Partners LP (a)
5.75%, due 1/15/28	1,265,000	1,267,421
5.75%, due 10/15/33	2,750,000	2,766,607
Buckeye Partners LP (a)
6.75%, due 2/1/30	2,000,000	2,099,502
6.875%, due 7/1/29	3,875,000	4,030,821
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,215,187
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,485,000	1,453,877
Energy Transfer LP
4.40%, due 3/15/27	3,378,000	3,388,466
6.50% (5 Year Treasury Constant Maturity Rate + 2.676%), due 2/15/56 (d)	2,855,000	2,845,553

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Excelerate Energy LP
8.00%, due 5/15/30 (a)	$ 7,365,000	$ 7,782,875
Genesis Energy LP
7.75%, due 2/1/28	4,900,000	4,920,170
Global Partners LP
7.125%, due 7/1/33 (a)	1,085,000	1,104,794
Harvest Midstream I LP (a)
7.50%, due 9/1/28	6,965,000	7,069,141
7.50%, due 5/15/32	1,200,000	1,250,861
Hess Midstream Operations LP
5.875%, due 3/1/28 (a)	2,900,000	2,954,445
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	5,911,453
Plains All American Pipeline LP
Series B
8.223% (3 Month SOFR + 4.372%), due 11/15/2174 (d)(f)	14,265,000	14,305,470
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,119,158
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	2,000,000	2,001,078
6.00%, due 12/31/30	3,400,000	3,427,495
6.75%, due 3/15/34	4,925,000	4,924,880
7.375%, due 2/15/29	8,000,000	8,268,504
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	3,400,000	3,432,592
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	3,805,000	3,854,098
8.375%, due 6/1/31	4,100,000	4,077,146
9.875%, due 2/1/32	1,185,000	1,224,191
Venture Global Plaquemines LNG LLC (a)
6.125%, due 12/15/30	1,240,000	1,262,747
6.50%, due 1/15/34	4,990,000	5,110,958
6.50%, due 6/15/34	1,955,000	1,997,585
6.75%, due 1/15/36	2,245,000	2,299,532
7.50%, due 5/1/33	700,000	756,351
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	2,000,318
		115,123,276
Real Estate Investment Trusts 1.8%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	3,750,000	4,000,939
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,000,000	2,953,607
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	$ 2,750,000	$ 2,774,704
6.375%, due 8/1/30	4,750,000	4,860,314
MPT Operating Partnership LP
4.625%, due 8/1/29	2,650,000	2,220,143
5.00%, due 10/15/27	5,391,000	5,204,371
8.50%, due 2/15/32 (a)	3,200,000	3,417,387
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,081,000	2,060,275
4.75%, due 10/15/27	7,640,000	7,608,337
6.50%, due 4/1/32 (a)	5,290,000	5,486,182
6.50%, due 6/15/33 (a)	2,480,000	2,578,052
7.25%, due 7/15/28 (a)	2,215,000	2,284,143
Starwood Property Trust, Inc. (a)
5.25%, due 10/15/28	3,000,000	3,021,816
5.75%, due 1/15/31	3,355,000	3,391,062
		51,861,332
Retail 4.8%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	6,165,000	6,077,160
4.00%, due 10/15/30	14,205,000	13,528,901
5.625%, due 9/15/29	1,000,000	1,018,186
6.125%, due 6/15/29	4,885,000	5,014,851
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,617,700
4.625%, due 11/15/29 (a)	2,000,000	1,966,303
4.75%, due 3/1/30	5,512,000	5,433,689
5.00%, due 2/15/32 (a)	2,350,000	2,283,725
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	2,300,000	2,458,863
Group 1 Automotive, Inc.
6.375%, due 1/15/30 (a)	1,450,000	1,492,040
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	8,350,000	8,325,160
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,127,357
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	12,344,699
8.25%, due 8/1/31	3,500,000	3,701,927
Lithia Motors, Inc.
5.50%, due 10/1/30 (a)	2,735,000	2,745,861
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,982,245
5.625%, due 5/1/27	2,994,000	2,995,596
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	5,550,000	5,263,897
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
PetSmart LLC
7.50%, due 9/15/32 (a)	$ 2,400,000	$ 2,442,443
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	4,100,000	4,282,117
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,000,000	2,944,629
4.875%, due 11/15/31	2,580,000	2,491,806
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,769,545
4.625%, due 1/31/32	10,950,000	10,730,936
4.75%, due 1/15/30 (a)	8,272,000	8,278,576
5.375%, due 4/1/32	8,235,000	8,337,995
6.875%, due 11/15/37	2,000,000	2,206,664
		139,862,871
Semiconductors 0.1%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	3,880,000	3,960,038
Software 3.0%
Camelot Finance SA
4.50%, due 11/1/26 (a)	640,000	635,643
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	10,100,000	10,232,188
6.625%, due 8/15/33	3,925,000	3,889,900
8.25%, due 6/30/32	2,500,000	2,612,601
9.00%, due 9/30/29	4,660,000	4,853,438
Fair Isaac Corp. (a)
5.25%, due 5/15/26	3,219,000	3,223,034
6.00%, due 5/15/33	5,750,000	5,906,095
MSCI, Inc.
3.875%, due 2/15/31 (a)	2,500,000	2,401,111
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	4,156,179
6.90%, due 12/1/27	3,150,000	3,276,993
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	10,134,000	9,686,293
4.125%, due 12/1/31	4,425,000	4,128,098
PTC, Inc.
4.00%, due 2/15/28 (a)	9,236,000	9,097,194
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	5,885,000	5,890,314
6.50%, due 6/1/32	5,545,000	5,769,095
UKG, Inc.
6.875%, due 2/1/31 (a)	10,575,000	10,862,778
		86,620,954
	Principal Amount	Value

Telecommunications 3.3%
Altice France SA
6.875%, due 7/15/32 (a)	$ 3,300,000	$ 3,164,500
Bell Canada
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55 (d)	3,300,000	3,404,719
Cipher Compute LLC
7.125%, due 11/15/30 (a)	5,505,000	5,606,748
Connect Finco SARL
9.00%, due 9/15/29 (a)	2,000,000	2,121,478
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (b)	7,743,357	7,932,826
10.75%, due 11/30/29	5,090,000	5,628,528
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	1,325,000	1,327,279
5.875%, due 10/15/27	4,825,000	4,840,582
8.625%, due 3/15/31	5,215,000	5,487,134
Iliad Holding SAS (a)
7.00%, due 10/15/28	2,025,000	2,050,179
7.00%, due 4/15/32	3,000,000	3,091,959
8.50%, due 4/15/31	1,750,000	1,883,436
Rogers Communications, Inc. (d)
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	5,080,000	5,314,701
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	4,835,000	5,091,216
Sprint Capital Corp.
6.875%, due 11/15/28	6,600,000	7,082,652
TELUS Corp. (d)
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56	2,885,000	2,889,786
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55	5,000,000	5,102,215
6.625% (5 Year Treasury Constant Maturity Rate + 2.515%), due 6/9/56	1,385,000	1,383,646
Uniti Group LP (a)
4.75%, due 4/15/28	3,650,000	3,627,559
6.50%, due 2/15/29	4,265,000	4,095,751
VMED O2 UK Financing I plc (a)
6.75%, due 1/15/33	5,000,000	4,955,176

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
VMED O2 UK Financing I plc (a) (continued)
7.75%, due 4/15/32	$ 3,200,000	$ 3,334,720
Windstream Services LLC
8.25%, due 10/1/31 (a)	7,600,000	7,978,249
		97,395,039
Transportation 1.3%
Clue Opco LLC
9.50%, due 10/15/31 (a)	2,460,000	2,601,401
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	1,250,000	1,289,066
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	6,424,331
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	13,090,000	12,176,630
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,500,000	1,587,444
Watco Cos. LLC
7.125%, due 8/1/32 (a)	14,025,000	14,688,481
		38,767,353
Total Corporate Bonds (Cost $2,567,099,861)		2,547,974,385
Loan Assignments 6.7%
Aerospace & Defense 0.2%
Chromalloy Corp.
First Lien Term Loan
7.226% (3 Month SOFR + 3.25%), due 3/27/31 (d)	4,432,803	4,454,967
Automobile 0.3%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.466% (1 Month SOFR + 2.75%), due 1/28/32 (d)	2,992,500	2,996,241
Tenneco, Inc.
First Lien Term Loan B 8.772% - 8.989%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	5,100,000	5,006,114
		8,002,355
	Principal Amount	Value

Banking 0.1%
Jane Street Group LLC
First Lien Extended Term Loan
5.822% (3 Month SOFR + 2.00%), due 12/15/31 (d)	$ 3,427,835	$ 3,409,626
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.216% (1 Month SOFR + 3.50%), due 10/10/29 (d)	3,249,528	3,143,918
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.522% (1 Month SOFR + 3.75%), due 12/9/31 (d)	2,786,000	2,781,648
		5,925,566
Broadcasting & Entertainment 0.0% ‡
Gray Television, Inc.
First Lien Term Loan B
9.123% (1 Month SOFR + 5.25%), due 5/23/29 (d)	55,322	55,280
Capital Equipment 0.3%
TK Elevator Midco GmbH
First Lien Term Loan B1
6.947% (6 Month SOFR + 2.75%), due 4/30/30 (d)	9,728,783	9,781,990
Cargo Transport 0.3%
Clue Opco LLC
First Lien Term Loan B
8.338% (3 Month SOFR + 4.50%), due 12/19/30 (d)	4,200,444	4,163,690
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.422% (3 Month SOFR + 1.75%), due 4/10/31 (d)	2,962,500	2,962,038
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
6.738% (3 Month SOFR + 3.00%), due 3/8/32 (d)	1,492,500	1,504,627
		8,630,355
Chemicals 0.2%
ASP Unifrax Holdings, Inc.
First Lien Term Loan 11.75% - 11.752%
(4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (b)(d)	6,621,165	5,263,826
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.081% (1 Month SOFR + 4.25%), due 3/16/29 (d)	$ 1,790,750	$ 1,745,981
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.966% (1 Month SOFR + 2.25%), due 5/5/28 (d)	6,415,758	6,439,817
		8,185,798
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
6.466% (1 Month SOFR + 2.75%), due 1/31/31 (d)	3,224,709	3,179,363
SS&C Technologies, Inc.
First Lien Term Loan B8
5.916% (1 Month SOFR + 2.00%), due 5/9/31 (d)	3,330,996	3,349,166
		6,528,529
Energy (Electricity) 0.4%
Lightning Power LLC
First Lien Initial Term Loan B
5.966% (1 Month SOFR + 2.25%), due 8/18/31 (d)	1,975,000	1,983,949
Talen Energy Supply LLC (d)
First Lien 2025-1 Incremental Term Loan B
5.672% (3 Month SOFR + 2.00%), due 11/25/32	4,800,000	4,805,002
First Lien Initial Term Loan B
6.353% (3 Month SOFR + 2.50%), due 5/17/30	2,335,125	2,341,936
First Lien 2024-1 Incremental Term Loan B
6.353% (3 Month SOFR + 2.50%), due 12/11/31	2,673,000	2,682,545
		11,813,432
Entertainment 0.1%
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
17.75% (7.50% PIK), due 4/10/26 (b)(e)	7,471,362	1,568,986
	Principal Amount	Value

Finance 0.8%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.134% (3 Month SOFR + 2.25%), due 4/20/28 (d)	$ 1,293,500	$ 1,295,440
Arches Buyer, Inc.
First Lien New Term Loan
7.066% (1 Month SOFR + 3.25%), due 12/6/27 (d)	4,317,355	4,324,099
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.12% (3 Month SOFR + 2.25%), due 10/16/31 (d)	2,271,336	2,282,693
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B6
6.716% (1 Month SOFR + 3.00%), due 12/10/30 (d)	661,991	664,060
Mativ Holdings, Inc.
First Lien Term Loan B
7.581% (1 Month SOFR + 3.75%), due 4/20/28 (d)	1,643,662	1,627,226
Osaic Holdings, Inc.
First Lien Initial Term Loan
6.595% (6 Month SOFR + 3.00%), due 8/2/32 (d)	3,700,000	3,713,875
RealTruck Group, Inc. (d)
First Lien Initial Term Loan
7.581% (1 Month SOFR + 3.75%), due 1/31/28	5,430,884	4,145,573
First Lien Second Amendment Incremental Term Loan
8.831% (1 Month SOFR + 5.00%), due 1/31/28	4,485,224	3,476,048
Superannuation And Investments US LLC
First Lien Term Loan B
6.916% (1 Month SOFR + 3.00%), due 12/1/28 (d)	2,592,473	2,605,435
		24,134,449
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
9.966% (1 Month SOFR + 6.25%), due 10/8/30 (d)	3,507,375	3,417,937
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.466% (1 Month SOFR + 3.75%), due 4/23/31 (d)	6,115,038	6,063,439

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Healthcare, Education & Childcare (continued)
LifePoint Health, Inc.
First Lien Term Loan B1
7.655% (3 Month SOFR + 3.75%), due 5/19/31 (d)	$ 4,186,489	$ 4,195,209
		10,258,648
High Tech Industries 0.0% ‡
Aretec Group, Inc.
First Lien Term Loan B4
6.716% (1 Month SOFR + 3.00%), due 8/9/30 (d)	1,000,000	1,002,812
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.966% (1 Month SOFR + 2.25%), due 2/6/31 (d)	2,456,250	2,431,688
Media 0.5%
Block Communications, Inc.
First Lien Term Loan
6.081% (1 Month SOFR + 2.25%), due 2/25/27 (d)	3,989,418	3,909,630
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.352% (3 Month SOFR + 5.25%), due 8/2/29 (d)	7,326,944	7,346,404
Versant Media Group, Inc.
First Lien Term Loan B
7.183% (1 Year SOFR + 3.50%), due 10/23/30 (d)	2,700,000	2,698,874
		13,954,908
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (d)
First Lien First Out Term Loan 10.966% - 11.084%
(3 Month SOFR + 7.00%), due 6/11/28	2,319,256	2,284,468
First Lien Initial Term Loan
7.937% (3 Month SOFR + 4.00%), due 6/9/28	6,084,383	4,635,539
		6,920,007
	Principal Amount	Value

Oil & Gas 0.3%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.658% (1 Year SOFR + 5.50%), due 10/30/28 (d)	$ 7,406,780	$ 3,024,433
PetroQuest Energy LLC (b)(e)
First Lien Term Loan
13.25% (13.75% PIK) (PRIME + 6.50%), due 6/30/26 (d)	9,271,027	92,710
First Lien 2020 Term Loan
13.75% (14.00% PIK), due 9/19/26	318,783	318,783
Prairie Acquiror LP
First Lien Term Loan B4
7.466% (1 Month SOFR + 3.75%), due 8/1/29 (d)	2,258,287	2,269,579
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.216% (1 Month SOFR + 2.50%), due 11/17/28 (d)	2,765,157	2,780,711
		8,486,216
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.489% (3 Month SOFR + 6.80%), due 6/24/30 (d)	1,289,993	1,130,357
Retail 1.0%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.672% (3 Month SOFR + 5.00%), due 8/6/30 (d)	5,985,000	5,850,338
Great Outdoors Group LLC
First Lien Term Loan B
6.966% (1 Month SOFR + 3.25%), due 1/23/32 (d)	23,609,808	23,727,857
		29,578,195
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
7.734% (1 Month SOFR + 4.00%), due 8/18/32 (d)	2,900,000	2,887,313
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services: Business 0.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
5.716% (1 Month SOFR + 2.00%), due 9/29/31 (d)	$ 1,754,500	$ 1,757,425
Orion US Finco, Inc.
First Lien Initial Term Loan
7.427% (1 Year SOFR + 3.50%), due 10/8/32 (d)	1,250,000	1,254,947
		3,012,372
Software 0.5%
Cloud Software Group, Inc. (d)
First Lien Incremental Term Loan B
6.922% (3 Month SOFR + 3.25%), due 3/21/31	2,347,292	2,349,388
First Lien Initial Dollar Term Loan B
6.922% (3 Month SOFR + 3.25%), due 8/16/32	5,760,563	5,761,594
McAfee Corp.
First Lien Tranche Term Loan B1
6.716% (1 Month SOFR + 3.00%), due 3/1/29 (d)	4,025,945	3,705,548
UKG, Inc.
First Lien Initial Term Loan
6.338% (3 Month SOFR + 2.50%), due 2/10/31 (d)	1,481,250	1,482,022
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
6.09% (3 Month SOFR + 2.25%), due 4/14/31 (d)	2,282,779	2,288,486
		15,587,038
Total Loan Assignments (Cost $217,811,106)		196,422,650
Total Long-Term Bonds (Cost $2,795,806,821)		2,754,031,323

	Shares

Common Stocks 0.8%
Electric Utilities 0.1%
Keycon Power Holdings LLC (e)(i)	112,442	3,557,665
Electrical Equipment 0.1%
Energy Technologies, Inc. (e)(i)	4,822	2,112,036
	Shares	Value

Entertainment 0.1%
Warner Bros Discovery, Inc. (i)	43,000	$ 1,239,260
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (h)(i)	115,826	4,053,910
Oil, Gas & Consumable Fuels 0.3%
Gulfport Energy Corp.	15,799	3,286,034
PetroQuest Energy, Inc. (e)(i)	82,247	—
Talos Energy, Inc. (i)	525,880	5,795,197
		9,081,231
Pharmaceuticals 0.1%
Keenova Therapeutics plc (i)	40,148	3,545,068
Par Health, Inc. (i)	40,148	352,540
		3,897,608
Total Common Stocks (Cost $58,430,401)		23,941,710
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (e)(i)	10,741	11,815,100
Total Preferred Stock (Cost $10,297,701)		11,815,100
Total Investments (Cost $2,864,534,923)	95.3%	2,789,788,133
Other Assets, Less Liabilities	4.7	138,895,380
Net Assets	100.0%	$ 2,928,683,513

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Step coupon—Rate shown was the rate in effect as of December 31, 2025.
(d)	Floating rate—Rate shown was the rate in effect as of December 31, 2025.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Issue in non-accrual status.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP MacKay High Yield Corporate Bond Portfolio

(h)	Restricted security. (See Note 6)
(i)	Non-income producing security.

Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 9,634,288	$ —	$ 9,634,288
Corporate Bonds	—	2,546,706,086	1,268,299	2,547,974,385
Loan Assignments	—	194,442,171	1,980,479	196,422,650
Total Long-Term Bonds	—	2,750,782,545	3,248,778	2,754,031,323
Common Stocks	14,218,099	4,053,910	5,669,701	23,941,710
Preferred Stock	—	—	11,815,100	11,815,100
Total Investments in Securities	$ 14,218,099	$ 2,754,836,455	$ 20,733,579	$ 2,789,788,133

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in securities, at value (identified cost $2,864,534,923)	$2,789,788,133
Cash	106,903,098
Receivables:
Interest	44,866,598
Portfolio shares sold	584,428
Investment securities sold	1,309
Other assets	340,540
Total assets	2,942,484,106
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	8,782
Payables:
Investment securities purchased	10,059,652
Portfolio shares redeemed	1,784,593
Manager (See Note 3)	1,379,400
Distribution/Service fees (See Note 3)	481,688
Professional fees	73,015
Custodian	12,241
Shareholder communication	214
Accrued expenses	1,008
Total liabilities	13,800,593
Net assets	$2,928,683,513
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$322,377
Additional paid-in-capital	3,050,413,739
3,050,736,116
Total distributable earnings (loss)	(122,052,603)
Net assets	$2,928,683,513
Initial Class
Net assets applicable to outstanding shares	$654,891,534
Shares of beneficial interest outstanding	70,935,267
Net asset value per share outstanding	$9.23
Service Class
Net assets applicable to outstanding shares	$2,273,791,979
Shares of beneficial interest outstanding	251,441,370
Net asset value per share outstanding	$9.04

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP MacKay High Yield Corporate Bond Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$190,034,101
Dividends	389
Total income	190,034,490
Expenses
Manager (See Note 3)	15,305,497
Distribution/Service—Service Class (See Note 3)	5,612,322
Shareholder communication	399,163
Professional fees	326,259
Custodian	76,070
Trustees	66,106
Miscellaneous	98,571
Total expenses	21,883,988
Net investment income (loss)	168,150,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(11,685,321)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	18,852,506
Unfunded commitments	37,565
Net change in unrealized appreciation (depreciation)	18,890,071
Net realized and unrealized gain (loss)	7,204,750
Net increase (decrease) in net assets resulting from operations	$175,355,252
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$168,150,502	$159,858,311
Net realized gain (loss)	(11,685,321)	(73,918)
Net change in unrealized appreciation (depreciation)	18,890,071	18,934,348
Net increase (decrease) in net assets resulting from operations	175,355,252	178,718,741
Distributions to shareholders:
Initial Class	(36,087,956)	(24,060,031)
Service Class	(124,894,340)	(130,361,434)
Total distributions to shareholders	(160,982,296)	(154,421,465)
Capital share transactions:
Net proceeds from sales of shares	487,961,594	258,888,501
Net asset value of shares issued to shareholders in reinvestment of distributions	160,982,296	154,421,465
Cost of shares redeemed	(431,987,877)	(377,532,566)
Increase (decrease) in net assets derived from capital share transactions	216,956,013	35,777,400
Net increase (decrease) in net assets	231,328,969	60,074,676
Net Assets
Beginning of year	2,697,354,544	2,637,279,868
End of year	$2,928,683,513	$2,697,354,544
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP MacKay High Yield Corporate Bond Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.16	$9.08	$8.62	$9.94	$9.89
Net investment income (loss) (a)	0.59	0.57	0.54	0.47	0.47
Net realized and unrealized gain (loss)	0.03	0.07	0.45	(1.29)	0.08
Total from investment operations	0.62	0.64	0.99	(0.82)	0.55
Less distributions:
From net investment income	(0.55)	(0.56)	(0.53)	(0.50)	(0.50)
Net asset value at end of year	$9.23	$9.16	$9.08	$8.62	$9.94
Total investment return (b)	6.87%	7.12%	11.87%	(8.06)%	5.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.32%	6.18%	6.03%	5.15%	4.66%
Net expenses	0.59%	0.58%	0.58%	0.58%	0.58%
Portfolio turnover rate	30%	29%	18%	12%	35%
Net assets at end of year (in 000's)	$654,892	$409,142	$404,006	$444,733	$592,890

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.98	$8.91	$8.47	$9.77	$9.74
Net investment income (loss) (a)	0.56	0.54	0.51	0.44	0.44
Net realized and unrealized gain (loss)	0.02	0.07	0.44	(1.26)	0.06
Total from investment operations	0.58	0.61	0.95	(0.82)	0.50
Less distributions:
From net investment income	(0.52)	(0.54)	(0.51)	(0.48)	(0.47)
Net asset value at end of year	$9.04	$8.98	$8.91	$8.47	$9.77
Total investment return (b)	6.60%	6.85%	11.59%	(8.29)%	5.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.08%	5.93%	5.80%	4.91%	4.43%
Net expenses	0.84%	0.83%	0.83%	0.83%	0.83%
Portfolio turnover rate	30%	29%	18%	12%	35%
Net assets at end of year (in 000's)	$2,273,792	$2,288,213	$2,233,274	$2,209,821	$2,778,783

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards
Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

24	NYLI VP MacKay High Yield Corporate Bond Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of
25

Notes to Financial Statements (continued)
trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date; and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's

26	NYLI VP MacKay High Yield Corporate Bond Portfolio

Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or a total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Portfolio may also invest in loans that are generally below investment grade or, if unrated, determined by the Subadvisor to have comparable credit quality. These instruments involve additional risks, including heightened liquidity and valuation challenges, particularly during periods of market stress, which may increase the potential for loss.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect,
27

Notes to Financial Statements (continued)
wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; 0.55% from $1 billion to $5 billion; and 0.525% in excess of $5 billion. During the year ended December 31, 2025, the effective management fee rate was 0.56% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $15,305,497 and paid the Subadvisor fees in the amount of $7,652,748.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,864,880,213	$58,269,035	$(133,361,115)	$(75,092,080)
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$168,448,347	$(214,484,976)	$(915,112)	$(75,100,862)	$(122,052,603)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to partnership adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $214,484,976, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$23,982	$190,503
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$160,982,296	$154,421,465
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.

28	NYLI VP MacKay High Yield Corporate Bond Portfolio

Note 5–Commitments and Contingencies
As of December 31, 2025, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$596,882	$(8,782)

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of December 31, 2025, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	12/31/25 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 5,030,000	$ 5,170,425	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	115,826	12,970,154	4,053,910	0.1
Total			$ 18,140,579	$ 4,053,910	0.1%

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 8–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.

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Notes to Financial Statements (continued)
Note 10–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $1,019,003 and $799,514, respectively.
Note 11–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	28,171,430	$267,707,774
Shares issued to shareholders in reinvestment of distributions	3,965,099	36,087,956
Shares redeemed	(5,887,351)	(54,759,798)
Net increase (decrease)	26,249,178	$249,035,932
Year ended December 31, 2024:
Shares sold	2,826,897	$26,141,529
Shares issued to shareholders in reinvestment of distributions	2,645,442	24,060,031
Shares redeemed	(5,303,799)	(49,052,869)
Net increase (decrease)	168,540	$1,148,691

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	24,006,092	$220,253,820
Shares issued to shareholders in reinvestment of distributions	14,001,765	124,894,340
Shares redeemed	(41,422,380)	(377,228,079)
Net increase (decrease)	(3,414,523)	$(32,079,919)
Year ended December 31, 2024:
Shares sold	25,678,559	$232,746,972
Shares issued to shareholders in reinvestment of distributions	14,608,451	130,361,434
Shares redeemed	(36,077,053)	(328,479,697)
Net increase (decrease)	4,209,957	$34,628,709
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
30	NYLI VP MacKay High Yield Corporate Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP MacKay High Yield Corporate Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP MacKay High Yield Corporate Bond Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, issuers of privately held securities, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
37

In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
38

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP MacKay Strategic Bond Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 98.5%
Asset-Backed Securities 13.5%
Automobile Asset-Backed Securities 5.4%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 583,913	$ 599,745
Series 2024-A, Class G
12.748%, due 5/17/32	839,348	872,927
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	1,125,000	1,118,011
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,300,000	1,326,338
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,205,000	1,217,035
Series 2025-A, Class D
5.86%, due 7/15/31	1,005,000	1,029,554
DT Auto Owner Trust
Series 2021-3A, Class D
1.31%, due 5/17/27 (a)	720,924	718,261
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	2,825,000	2,808,997
Series 2025-3A, Class D
5.57%, due 10/15/31	1,300,000	1,324,766
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,155,000	1,120,089
Series 2025-4A, Class E
6.99%, due 4/15/33 (a)	880,000	882,676
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	1,400,000	1,435,306
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	1,190,000	1,248,207
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	499,639	496,080
Series 2021-4, Class D
2.26%, due 12/15/27	2,765,000	2,624,276
Series 2021-2, Class E
3.16%, due 9/15/28	1,570,000	1,522,078
Series 2021-3, Class E
3.32%, due 12/15/28	1,535,000	1,401,224
Series 2020-1, Class E
3.52%, due 6/15/27	1,108,144	1,107,130
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	930,157
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Flagship Credit Auto Trust (a) (continued)
Series 2021-4, Class E
4.03%, due 3/15/29	$ 770,000	$ 643,203
Series 2020-3, Class E
4.98%, due 12/15/27	1,112,682	1,112,768
Series 2022-2, Class D
5.80%, due 4/17/28	1,490,000	1,333,264
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	685,000	706,940
Hertz Vehicle Financing III LLC
Series 2025-6A, Class D
8.30%, due 5/25/32 (a)	800,000	802,010
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
12.168% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	549,602	565,707
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	675,442	710,393
		29,657,142
Home Equity Asset-Backed Security 0.3%
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	1,480,233	1,494,748
Other Asset-Backed Securities 7.8%
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.27% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	1,350,000	1,349,208
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.25% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,250,000	1,252,952
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.42% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	400,000	400,816
AIMCO CLO
Series 2018-AA, Class B1R
5.532% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	1,250,000	1,253,336
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,170,753	1,135,713

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
American Airlines Pass-Through Trust (continued)
Series 2019-1, Class B
3.85%, due 2/15/28	$ 781,080	$ 764,579
Series 2021-1, Class B
3.95%, due 7/11/30	1,095,000	1,056,110
Series 2015-2, Class A
4.00%, due 9/22/27	274,959	270,082
Apex Credit CLO Ltd.
Series 2022-1A, Class D1R
7.624% (3 Month SOFR + 3.50%), due 10/22/38 (a)(b)	800,000	797,158
Apidos CLO
Series 2018-18A, Class BR2
5.557% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	1,300,000	1,306,265
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.434% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	660,000	661,069
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.634% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	700,000	700,130
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	133,264	133,526
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.82% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	600,000	597,609
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.954% (SOFR + 1.28%), due 4/11/48 (a)(b)	1,100,000	1,100,222
BXDL Static CLO LLC
Series 2025-1A, Class A1
5.618% (3 Month SOFR + 1.30%), due 7/20/35 (a)(b)	850,000	848,797
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,142,158	960,996
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,983,852	1,207,585
Series 2020-1, Class A2
1.99%, due 7/15/60	909,681	762,701
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	810,897
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	$ 1,010,000	$ 1,014,883
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	450,000	443,268
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.44% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,200,000	1,202,712
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
6.065% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	900,000	900,141
Golub Capital Partners CLO 76B Ltd.
Series 2024-76A, Class A1
5.228% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,100,000	1,101,496
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.25% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,055,000	1,055,114
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.385% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	1,120,000	1,125,299
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	748,406	733,224
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.505% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	750,000	751,604
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	1,250,000	1,251,457
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,256,969
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	731,994
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.254% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,050,000	1,051,804

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.965% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	$ 800,000	$ 794,456
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.344% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	651,875
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.508% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,250,000	1,253,747
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.282% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,102,070
RIN V LLC
Series 2023-2A, Class A1R
5.252% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	1,300,000	1,297,967
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.284% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	845,000	847,220
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.855% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	700,000	702,984
Subway Funding LLC
Series 2024-1A, Class A2II
6.268%, due 7/30/54 (a)	955,350	975,444
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.565% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	800,000	802,530
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,754,507
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	920,000	901,261
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Zayo Issuer LLC
Series 2025-2A, Class B
6.586%, due 6/20/55 (a)	$ 1,825,000	$ 1,882,380
		42,956,157
Total Asset-Backed Securities (Cost $75,608,289)		74,108,047
Corporate Bonds 38.1%
Airlines 1.8%
American Airlines, Inc. (a)
5.50%, due 4/20/26	273,333	273,722
5.75%, due 4/20/29	3,255,000	3,314,693
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	1,650,000	1,655,610
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	2,245,000	2,258,634
Grupo Aeromexico SAB de CV
Series Reg S
8.25%, due 11/15/29	214,000	218,560
8.625%, due 11/15/31 (a)	350,000	357,326
Series Reg S
8.625%, due 11/15/31	286,000	291,986
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31 (d)	1,300,000	1,369,108
		9,739,639
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,380,000	1,368,533
6.80%, due 5/12/28	1,645,000	1,716,517
6.95%, due 3/6/26	1,150,000	1,152,593
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	815,828
2.70%, due 6/10/31	1,635,000	1,480,508
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	4,030,000	3,932,316
		10,466,295
Auto Parts & Equipment 0.2%
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	770,000	788,507
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks 5.3%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(d)(e)	$ 825,000	$ 866,150
Banco de Credito del Peru SA
6.45% (5 Year Treasury Constant Maturity Rate + 2.486%), due 7/30/35 (a)(b)	875,000	910,795
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(e)	775,000	807,665
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	2,340,000	2,263,830
BNP Paribas SA (a)(b)(e)
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27	940,000	931,158
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	1,135,000	1,048,265
6.875% (5 Year Treasury Constant Maturity Rate + 2.853%), due 12/15/33	650,000	652,790
BPCE SA
2.045%, due 10/19/27 (a)(f)	1,370,000	1,347,646
Deutsche Bank AG
3.035%, due 5/28/32 (f)	640,000	587,552
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	1,820,000	1,827,791
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,854,379
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,399,252
KeyCorp
6.401%, due 3/6/35 (f)	785,000	852,663
Morgan Stanley
2.484%, due 9/16/36 (f)	1,605,000	1,411,298
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(e)	1,825,000	1,690,766
	Principal Amount	Value

Banks (continued)
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	$ 1,270,000	$ 1,323,390
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,210,000	1,202,493
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,667,936
Standard Chartered plc
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 3.574%), due 3/8/30 (b)(e)	1,800,000	1,927,449
UBS Group AG (a)
3.091%, due 5/14/32 (f)	895,000	830,356
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	1,645,000	1,508,576
USB Realty Corp.
5.313% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(e)	990,000	787,930
		28,700,130
Building Materials 0.7%
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	205,000	209,248
6.125%, due 7/31/32	350,000	359,295
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,390,000	1,440,082
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)(d)	1,670,000	1,617,572
		3,626,197
Chemicals 1.3%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,085,000	922,962
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)	1,605,000	1,695,548
Huntsman International LLC
4.50%, due 5/1/29	2,000,000	1,917,688
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	705,000	720,824
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	1,565,000	1,565,380
		6,822,402

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Coal 0.2%
SunCoke Energy, Inc.
4.875%, due 6/30/29 (a)	$ 1,390,000	$ 1,290,643
Commercial Services 0.5%
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	835,000	878,778
Kaspi.KZ JSC
Series Reg S
6.25%, due 3/26/30	500,000	512,175
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	1,390,000	1,369,229
		2,760,182
Cosmetics & Personal Care 0.3%
Coty, Inc.
4.75%, due 1/15/29 (a)	1,560,000	1,537,167
Diversified Financial Services 2.3%
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	865,000	822,458
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,313,991
4.70%, due 1/30/31	740,000	735,237
5.75%, due 11/15/29	1,505,000	1,561,374
Banco BTG Pactual SA (a)
2.75%, due 1/11/26	1,545,000	1,542,287
5.75%, due 1/22/30	400,000	408,084
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	1,255,000	1,299,320
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)	870,000	899,440
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,645,198
OneMain Finance Corp.
6.75%, due 3/15/32	1,177,000	1,208,679
		12,436,068
Electric 2.9%
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	700,000	732,473
	Principal Amount	Value

Electric (continued)
Alpha Generation LLC
6.75%, due 10/15/32 (a)	$ 1,155,000	$ 1,195,644
Aydem Yenilenebilir Enerji A/S
9.875%, due 9/30/30 (a)	937,000	921,694
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	675,000	708,583
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,275,000	1,186,167
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,200,000	1,222,709
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,205,000	1,315,937
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,210,000	815,904
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	735,000	749,147
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	1,290,000	1,263,783
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,505,000	1,585,397
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	2,095,000	2,146,560
8.375%, due 1/15/31 (d)	820,000	860,697
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	1,570,000	1,356,634
		16,061,329
Electrical Components & Equipment 0.2%
Energizer Holdings, Inc.
4.375%, due 3/31/29 (a)(d)	1,155,000	1,103,609
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	650,000	633,943
Food 0.8%
JBS USA LUX SARL
6.375%, due 2/25/55 (a)	1,170,000	1,189,411
Series Reg S
6.375%, due 2/25/55	200,000	203,318
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
Post Holdings, Inc. (a)
4.50%, due 9/15/31	$ 345,000	$ 327,076
4.625%, due 4/15/30	758,000	738,114
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)(d)	2,005,000	1,844,765
		4,302,684
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	1,880,000	1,773,949
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,090,165
Healthcare-Services 0.4%
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)(d)	1,160,000	1,191,355
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	1,090,000	1,144,500
		2,335,855
Housewares 0.3%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	1,390,000	1,457,489
Insurance 0.5%
Lincoln National Corp.
6.471% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,253,000	2,816,085
Internet 1.4%
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)	1,670,000	1,671,122
Prosus NV
Series Reg S
4.027%, due 8/3/50	1,100,000	761,090
Series Reg S
4.987%, due 1/19/52	2,200,000	1,742,667
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	1,430,000	1,599,398
Wayfair LLC
6.75%, due 11/15/32 (a)	1,990,000	2,045,879
		7,820,156
	Principal Amount	Value

Investment Companies 0.4%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54	$ 2,408,000	$ 2,214,978
Iron & Steel 1.0%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	1,450,000	1,525,625
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,125,000	1,006,076
Mineral Resources Ltd. (a)
7.00%, due 4/1/31 (d)	280,000	291,985
9.25%, due 10/1/28	1,725,000	1,810,388
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (g)	1,049,514	1,062,323
		5,696,397
Leisure Time 0.6%
Carnival Corp.
5.75%, due 8/1/32 (a)	1,605,000	1,647,181
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	1,505,000	1,547,954
		3,195,135
Lodging 1.0%
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,580,000	1,619,966
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,050,000	1,049,326
Sands China Ltd.
3.25%, due 8/8/31 (c)	1,050,000	968,669
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,860,000	1,861,983
		5,499,944
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	1,270,000	1,302,958
Media 1.0%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,461,151
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	750,000	737,209

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	$ 1,610,000	$ 1,598,319
Paramount Global
4.95%, due 1/15/31	1,920,000	1,846,320
		5,642,999
Mining 1.5%
AngloGold Ashanti Holdings plc
3.375%, due 11/1/28	500,000	485,069
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	880,000	920,777
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,180,000	1,203,062
Series Reg S
6.20%, due 4/14/52	1,000,000	1,016,751
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,000,000	1,039,998
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,200,000	1,266,234
Series Reg S
10.875%, due 9/17/29	550,000	580,357
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,875,000	1,878,162
		8,390,410
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
5.848% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,705,000	1,536,486
Oil & Gas 3.1%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	1,800,000	1,691,427
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	543,000	543,706
California Resources Corp.
8.25%, due 6/15/29 (a)	1,670,000	1,746,788
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	1,110,000	1,112,465
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	770,000	759,416
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,875,000	1,855,071
	Principal Amount	Value

Oil & Gas (continued)
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	$ 1,636,000	$ 1,669,600
Kosmos Energy Ltd.
Series Reg S
8.75%, due 10/1/31	1,240,000	700,761
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	1,530,000	1,464,975
Raizen Fuels Finance SA
6.95%, due 3/5/54 (a)	1,893,000	1,443,413
Transocean International Ltd.
8.75%, due 2/15/30 (a)	832,500	869,886
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	2,275,000	1,649,375
Valaris Ltd.
8.375%, due 4/30/30 (a)	1,110,000	1,154,915
		16,661,798
Oil & Gas Services 0.2%
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	873,170	951,329
Packaging & Containers 0.0% ‡
Berry Global, Inc.
4.875%, due 7/15/26 (a)	78,000	78,014
Pipelines 1.9%
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	1,615,000	1,565,657
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,289,230
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	795,000	799,563
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	2,190,000	2,199,645
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,125,540
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	1,780,000	1,523,769
		10,503,404
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate 0.6%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	$ 750,000	$ 754,271
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,050,000	1,055,247
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(e)	1,100,000	1,138,615
Omniyat Sukuk 1 Ltd.
Series Reg S
8.375%, due 5/6/28	500,000	506,571
		3,454,704
Real Estate Investment Trusts 1.2%
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	835,000	891,724
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	1,840,000	1,841,470
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	1,790,000	1,781,233
6.00%, due 4/15/30	1,250,000	1,283,002
Trust 2401
7.70%, due 1/23/32 (a)	707,000	782,296
Trust Fibra Uno
8.25%, due 1/23/37 (a)	150,000	170,426
		6,750,151
Retail 0.9%
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,790,000	1,830,091
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	571,000	610,913
Sally Holdings LLC
6.75%, due 3/1/32 (d)	425,000	443,835
Staples, Inc.
10.75%, due 9/1/29 (a)	675,000	671,072
Victra Holdings LLC
8.75%, due 9/15/29 (a)	1,110,000	1,171,059
		4,726,970
Semiconductors 0.3%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	1,345,000	1,383,784
	Principal Amount	Value

Software 0.5%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	$ 1,235,000	$ 1,251,163
8.25%, due 6/30/32	1,110,000	1,159,995
		2,411,158
Telecommunications 1.6%
AT&T, Inc.
3.50%, due 9/15/53	1,005,000	672,570
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	840,000	845,799
Iliad Holding SAS
8.50%, due 4/15/31 (a)	1,110,000	1,194,636
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	750,000	742,868
Series Reg S
11.125%, due 12/31/32	200,000	191,860
Veon Midco BV
Series Reg S
3.375%, due 11/25/27	4,500,000	4,264,834
Windstream Services LLC
7.50%, due 10/15/33 (a)	995,000	1,019,982
		8,932,549
Transportation 0.1%
Danaos Corp.
6.875%, due 10/15/32 (a)	710,000	733,545
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	630,000	666,755
Total Corporate Bonds (Cost $209,029,589)		208,295,962
Foreign Government Bonds 7.1%
Angola 0.1%
Angola Government Bond
8.75%, due 4/14/32 (a)	800,000	779,495
Argentina 0.6%
Argentina Government Bond
1.00%, due 7/9/29	1,920,000	1,704,960
3.50%, due 7/9/41 (c)	752,000	520,384
4.125%, due 7/9/35 (c)	1,182,631	879,877
		3,105,221

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Foreign Government Bonds (continued)
Bahamas 0.2%
Bahamas Government Bond
Series Reg S
8.25%, due 6/24/36	$ 900,000	$ 1,003,563
Chile 0.4%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,400,000	1,518,125
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	777,000	716,182
		2,234,307
Colombia 0.5%
Colombia Government Bond
7.75%, due 11/7/36	1,360,000	1,417,324
Ecopetrol SA
5.875%, due 5/28/45	1,090,000	810,791
8.375%, due 1/19/36	470,000	483,527
		2,711,642
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	680,000	739,017
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,850,000	1,778,220
Ecuador 0.2%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (c)	1,187,000	1,046,341
Egypt 0.3%
Egypt Government Bond
7.625%, due 5/29/32 (a)	815,000	866,546
Egyptian Financial Co. for Sovereign Taskeek (The)
7.95%, due 10/7/32 (a)	500,000	530,563
		1,397,109
Israel 0.3%
Israel Government Bond
5.75%, due 3/12/54	1,925,000	1,851,863
	Principal Amount	Value

Kenya 0.1%
Kenya Government Bond
8.80%, due 10/9/38 (a)	$ 772,000	$ 781,672
Mexico 0.6%
Mexico Government Bond
6.338%, due 5/4/53	1,000,000	952,500
Petroleos Mexicanos
10.00%, due 2/7/33	1,875,000	2,171,794
		3,124,294
Morocco 0.4%
OCP SA
6.10%, due 4/30/30 (a)	200,000	208,936
Series Reg S
6.875%, due 4/25/44	2,000,000	2,087,000
		2,295,936
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,050,000	1,085,935
Poland 0.3%
Poland Government Bond
5.125%, due 9/18/34	1,400,000	1,433,831
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	1,266,000	1,147,010
Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34 (d)	1,890,000	1,951,123
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	310,000	314,745
		2,265,868
Supranational 1.2%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29 (d)	1,000,000	1,024,652
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(e)	1,510,000	1,516,657
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Supranational (continued)
African Export-Import Bank (The)
Series Reg S
3.994%, due 9/21/29	$ 2,000,000	$ 1,889,160
Banque Ouest Africaine de Developpement
Series Reg S
4.70%, due 10/22/31	2,050,000	1,886,718
		6,317,187
Ukraine 0.2%
Ukraine Government Bond (c)
4.50%, due 2/1/29 (a)	634,571	472,894
Series Reg S
4.50%, due 2/1/29	740,799	552,056
		1,024,950
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34 (d)	1,300,000	1,369,472
Uzbekistan 0.3%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	1,300,000	1,391,332
Total Foreign Government Bonds (Cost $36,873,451)		38,884,265
Loan Assignments 2.9%
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.422% (3 Month SOFR + 1.75%), due 4/10/31 (b)	1,372,625	1,372,411
Chemicals, Plastics & Rubber 0.7%
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.066% (1 Month SOFR + 4.25%), due 4/2/29 (b)	1,485,462	1,039,823
Magnera Corp.
First Lien Term Loan
8.072% (3 Month SOFR + 4.25%), due 11/4/31 (b)	2,752,343	2,728,261
		3,768,084
	Principal Amount	Value

Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Term Loan B
7.816% (1 Month SOFR + 4.00%), due 11/2/27 (b)	$ 915,187	$ 894,977
Finance 0.4%
Arches Buyer, Inc.
First Lien New Term Loan
7.066% (1 Month SOFR + 3.25%), due 12/6/27 (b)	1,088,542	1,090,242
Fortress Intermediate 3, Inc.
First Lien Term Loan B
6.784% (1 Month SOFR + 3.00%), due 6/27/31 (b)	1,265,437	1,267,019
		2,357,261
High Tech Industries 0.3%
Ahead DB Holdings LLC
First Lien Term Loan B3
6.172% (3 Month SOFR + 2.50%), due 2/3/31 (b)	1,467,743	1,466,112
Media 0.6%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.352% (3 Month SOFR + 5.25%), due 8/2/29 (b)	1,421,140	1,424,914
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.115% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,115,000	2,117,644
		3,542,558
Services: Business 0.3%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.922% (3 Month SOFR + 3.25%), due 9/13/32 (b)	555,000	558,931
Staples, Inc.
First Lien Closing Date Term Loan
9.604% (3 Month SOFR + 5.75%), due 8/23/29 (b)	1,104,408	1,046,887
		1,605,818

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Software 0.2%
OPAL US LLC
First Lien Facility Term Loan B4
6.686% (3 Month SOFR + 3.00%), due 4/28/32 (b)	$ 887,775	$ 892,584
Total Loan Assignments (Cost $16,204,809)		15,899,805
Mortgage-Backed Securities 30.3%
Agency (Collateralized Mortgage Obligations) 8.3%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	3,269,644	73,939
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	2,583,301	63,068
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	875,857	735,841
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	679,785	565,652
REMIC, Series 5363
(zero coupon), due 12/25/53	784,079	676,187
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	985,057	632,762
REMIC, Series 5164, Class SA
0.053% (SOFR 30A + 3.75%), due 11/25/51 (b)(h)	7,732,183	260,819
REMIC, Series 5514, Class SA
1.226% (SOFR 30A + 5.10%), due 3/25/55 (b)(h)	3,067,013	97,379
REMIC, Series 5471, Class SK
1.476% (SOFR 30A + 5.35%), due 8/25/54 (b)(h)	3,677,314	139,554
REMIC, Series 5531, Class SD
2.026% (SOFR 30A + 5.90%), due 4/25/55 (b)(h)	3,877,826	247,985
REMIC, Series 4993, Class KS
2.061% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	4,239,057	577,748
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (h)	829,357	129,219
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (h)	1,587,147	162,685
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (h)	2,986,211	516,766
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	$ 2,293,510	$ 409,654
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,281,967	206,656
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (h)	3,612,668	620,152
REMIC, Series 5547, Class ES
3.126% (SOFR 30A + 7.00%), due 6/25/55 (b)(h)	1,673,243	120,575
REMIC, Series 5191
3.50%, due 9/25/50 (h)	1,864,791	335,035
REMIC, Series 5036
3.50%, due 11/25/50 (h)	2,380,109	515,432
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,199,695	220,144
FHLMC MSCR Trust
REMIC, Series 2025-MN12, Class B1
8.374% (SOFR 30A + 4.50%), due 11/25/45 (a)(b)	1,220,000	1,220,199
FHLMC, Strips (h)
Series 311, Class S1
1.852% (SOFR 30A + 5.836%), due 8/15/43 (b)	3,787,398	398,745
Series 397, Class C61
5.50%, due 1/25/53	1,654,000	347,986
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	960,878	774,553
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,097,988	871,708
REMIC, Series 2025-44, Class SD
1.226% (SOFR 30A + 5.10%), due 6/25/55 (b)(h)	5,020,309	206,834
REMIC, Series 2024-82, Class DS
1.276% (SOFR 30A + 5.15%), due 11/25/54 (b)(h)	3,844,375	127,662
REMIC, Series 2022-10, Class SA
1.876% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	2,117,682	246,412
REMIC, Series 2025-103, Class SA
1.956% (SOFR 30A + 5.83%), due 6/25/55 (b)(h)	2,496,690	181,532
REMIC, Series 2016-57, Class SN
2.061% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	1,828,188	202,553
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2019-32, Class SB
2.061% (SOFR 30A + 5.936%), due 6/25/49 (b)(h)	$ 1,832,926	$ 212,514
REMIC, Series 2020-23, Class PS
2.061% (SOFR 30A + 5.936%), due 2/25/50 (b)(h)	2,307,279	316,748
REMIC, Series 2016-19, Class SD
2.111% (SOFR 30A + 5.986%), due 4/25/46 (b)(h)	3,213,766	306,380
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,742,946	276,594
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	643,191	76,200
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,731,831	666,095
REMIC, Series 2025-18, Class SM
3.226% (SOFR 30A + 7.10%), due 9/25/54 (b)(h)	1,406,653	103,989
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,312,140	496,145
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	6,123,743	583,645
Series 440, Class C46
4.00%, due 10/25/53	4,397,491	909,002
Series 438, Class C34
6.00%, due 8/25/53	2,348,492	525,930
Series 2024-81
6.00%, due 7/25/54	2,657,008	477,886
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	3,422,245	19,512
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(h)	4,432,445	41,039
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	6,328,454	27,608
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(h)	6,024,567	29,603
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	4,780,303	25,066
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(h)	$ 2,718,082	$ 30,588
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	4,126,935	120,648
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	7,903,798	96,224
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	4,767,444	5,842
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(h)	3,336,773	66,872
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(h)	6,385,318	71,929
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(h)	3,199,738	36,043
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(h)	16,118,454	187,317
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,288,452	1,015,079
REMIC, Series 2023-53
(zero coupon), due 4/20/53	557,683	459,609
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	743,820	629,681
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,611,498	1,982,304
REMIC, Series 2024-51, Class SX
1.282% (SOFR 30A + 5.20%), due 3/20/54 (b)(h)	11,650,983	482,534
REMIC, Series 2023-80, Class SA
1.332% (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	5,974,558	278,234
REMIC, Series 2020-183, Class HT
1.852% (SOFR 30A + 5.77%), due 12/20/50 (b)(h)	3,807,356	489,776
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,668,886	206,997
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	3,383,003	388,392
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	538,219	446,265

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	$ 2,747,135	$ 331,379
REMIC, Series 2025-131, Class S
2.132% (SOFR 30A + 6.05%), due 8/20/55 (b)(h)	1,926,521	159,903
REMIC, Series 2022-190, Class HS
2.202% (1 Month SOFR + 5.936%), due 2/20/50 (b)(h)	7,294,056	814,222
REMIC, Series 2020-34, Class SC
2.202% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	3,331,246	423,557
REMIC, Series 2020-146, Class SA
2.452% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	2,364,593	324,445
REMIC, Series 2020-167, Class SN
2.452% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,436,888	200,319
REMIC, Series 2021-179, Class SA
2.452% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	3,600,755	512,309
REMIC, Series 2020-189, Class SU
2.452% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	830,798	120,076
REMIC, Series 2021-46, Class TS
2.452% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,703,283	225,732
REMIC, Series 2021-57, Class SA
2.452% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	5,505,423	741,541
REMIC, Series 2021-57, Class SD
2.452% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	2,231,858	301,789
REMIC, Series 2021-96, Class NS
2.452% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	4,346,772	567,951
REMIC, Series 2021-96, Class SN
2.452% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	3,109,679	403,367
REMIC, Series 2021-97, Class SM
2.452% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	3,280,780	448,429
REMIC, Series 2021-122, Class HS
2.452% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	3,101,340	427,071
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	$ 4,169,462	$ 617,725
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	1,087,802	166,629
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (h)	2,619,280	370,578
REMIC, Series 2021-96, Class JS
2.502% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	2,883,546	409,797
REMIC, Series 2023-86, Class SE
2.732% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	2,154,154	328,062
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	4,489,493	753,172
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	2,021,485	343,568
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	446,950	67,226
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,549,973	281,295
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	2,530,808	425,842
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	2,281,392	381,968
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,292,674	560,004
REMIC, Series 2023-60, Class ES
3.365% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,190,492	1,112,738
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	4,323,580	800,477
REMIC, Series 2023-66, Class MP
4.465% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,595,454	1,529,113
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	1,986,128	465,468
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.974% (SOFR 30A + 3.10%), due 5/25/55	1,030,000	1,031,372
Series 2024-01, Class M10
7.724% (SOFR 30A + 3.85%), due 7/25/54	565,000	580,776
Series 2019-01, Class B10
9.489% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,530,873
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
Multifamily Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2020-01, Class CE
11.489% (SOFR 30A + 7.614%), due 3/25/50	$ 2,575,000	$ 2,664,269
		45,396,768
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.0%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A
2.848%, due 8/14/34 (a)	1,240,000	1,026,100
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,125,000	2,455,350
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,000,000	1,719,463
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	2,005,000	1,776,909
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	1,275,000	1,104,555
Benchmark Mortgage Trust (j)
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)	1,280,000	958,936
Series 2019-B14, Class C
3.773%, due 12/15/62	1,660,000	1,180,359
BF Mortgage Trust
Series 2019-NYT, Class F
7.048% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,835,000	1,612,599
BSST Mortgage Trust
Series 2022-1700, Class A
5.051% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	1,305,000	1,133,236
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	1,045,000	959,867
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
9.705% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	830,000	829,999
BX Trust (a)
Series 2025-ARIA, Class C
5.517%, due 12/13/42 (j)	1,470,000	1,479,985
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Trust (a) (continued)
Series 2025-VLT7, Class E
7.50% (1 Month SOFR + 3.75%), due 7/15/44 (b)	$ 570,000	$ 568,579
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,214,000	1,928,739
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(j)	1,350,000	1,275,750
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(j)	2,080,000	1,660,308
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	690,000	504,756
Series 2016-DC2, Class D
3.905%, due 2/10/49 (j)	3,225,000	3,102,063
Series 2018-HCLV, Class A
5.046% (1 Month SOFR + 1.296%), due 9/15/33 (b)	1,410,000	1,301,708
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.098%, due 5/10/44 (a)(j)	2,050,000	1,312,020
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.637%, due 12/27/52 (a)(i)	1,430,000	1,206,939
Durst Commercial Mortgage Trust
Series 2025-151, Class D
6.791%, due 8/10/42 (a)(j)	1,345,000	1,389,310
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
6.174% (SOFR 30A + 2.30%), due 11/25/51	365,990	366,405
REMIC, Series 2025-MN11, Class M2
6.524% (SOFR 30A + 2.65%), due 7/25/45	1,475,000	1,474,171
Series 2024-MN8, Class M2
8.124% (SOFR 30A + 4.25%), due 5/25/44	985,000	1,026,738
Series 2025-MN10, Class B1
8.824% (SOFR 30A + 4.95%), due 2/25/45	1,455,000	1,469,485
REMIC, Series 2024-MN9, Class B1
9.865% (SOFR 30A + 6.00%), due 10/25/44	1,470,000	1,519,171

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (h)
REMIC, Series 2025-112
0.565%, due 3/16/66 (j)	$ 7,079,664	$ 359,953
REMIC, Series 2023-194, Class CI
0.818%, due 10/16/65 (j)	6,501,391	403,755
REMIC, Series 2020-177
0.822%, due 6/16/62 (j)	5,156,730	304,962
REMIC, Series 2023-159, Class CI
0.954%, due 7/16/65 (i)	8,851,427	624,735
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (j)	4,316,983	309,047
REMIC, Series 2021-47
0.992%, due 3/16/61 (j)	10,005,517	666,305
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (j)	3,788,093	260,890
REMIC, Series 2023-172
1.331%, due 2/16/66 (j)	5,971,351	547,738
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	3,045,000	1,674,994
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	421,629	406,872
Series 2022-NLP, Class A
4.597% (1 Month SOFR + 0.847%), due 4/15/37 (b)	1,206,968	1,192,265
Series 2021-1440, Class A
5.165% (1 Month SOFR + 1.414%), due 3/15/36 (b)	1,090,000	987,506
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	369,495
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,645,000	1,237,047
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.683%, due 3/10/50 (a)(j)	995,000	824,797
Morgan Stanley Bank of America Merrill Lynch Trust (a)(j)
Series 2015-C22, Class D
3.972%, due 4/15/48	2,015,000	1,138,697
Series 2015-C23, Class D
4.204%, due 7/15/50	304,141	295,476
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Morgan Stanley Capital I Trust
Series 2021-230P, Class A
5.034% (1 Month SOFR + 1.284%), due 12/15/38 (a)(b)	$ 640,000	$ 616,020
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(j)	1,380,000	1,191,611
NCMF Trust
Series 2025-MFS, Class E
7.529%, due 6/10/33 (a)(j)	1,435,000	1,455,329
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,280,000	1,362,021
SKY Trust
Series 2025-LINE, Class D
9.684% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	787,482	790,403
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,150,000	948,045
Series 2019-C16, Class AS
3.887%, due 4/15/52	615,000	586,476
Series 2019-C18, Class C
3.92%, due 12/15/52 (j)	1,200,000	1,036,426
Series 2018-C9, Class C
4.943%, due 3/15/51 (j)	1,405,000	963,403
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	600,000	500,188
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,650,000	1,189,380
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,655,000	2,266,407
Series 2017-C39, Class D
4.357%, due 9/15/50 (a)(j)	405,000	352,699
Series 2016-NXS5, Class D
4.908%, due 1/15/59 (j)	2,640,000	2,009,125
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(j)	1,410,000	1,288,059
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(j)	1,520,000	1,292,000
		65,795,626
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) 10.0%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	$ 618,129	$ 611,338
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	45,626,866	569,597
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(i)	2,070,000	1,780,625
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
5.574% (SOFR 30A + 1.70%), due 1/25/45	725,000	720,960
Series 2025-R02, Class 1B1
5.824% (SOFR 30A + 1.95%), due 2/25/45	980,000	984,020
Series 2024-R05, Class 2B1
5.874% (SOFR 30A + 2.00%), due 7/25/44	1,160,000	1,162,855
Series 2021-R03, Class 1B1
6.624% (SOFR 30A + 2.75%), due 12/25/41	450,000	456,676
Series 2023-R07, Class 2M2
7.124% (SOFR 30A + 3.25%), due 9/25/43	2,710,000	2,800,358
Series 2023-R03, Class 2M2
7.774% (SOFR 30A + 3.90%), due 4/25/43	2,650,000	2,786,488
Series 2020-SBT1, Class 1B1
10.739% (SOFR 30A + 6.864%), due 2/25/40	2,100,000	2,210,569
Series 2022-R02, Class 2B2
11.524% (SOFR 30A + 7.65%), due 1/25/42	2,035,000	2,148,202
Series 2019-HRP1, Class B1
13.239% (SOFR 30A + 9.364%), due 11/25/39	2,468,946	2,612,106
FHLMC STACR REMIC Trust (a)(b)
Series 2025-HQA1, Class M2
5.524% (SOFR 30A + 1.65%), due 2/25/45	600,000	600,730
Series 2023-DNA2, Class M1B
7.115% (SOFR 30A + 3.25%), due 4/25/43	475,000	494,186
Series 2021-DNA6, Class B1
7.274% (SOFR 30A + 3.40%), due 10/25/41	1,225,000	1,246,546
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2020-HQA1, Class B2
9.089% (SOFR 30A + 5.214%), due 1/25/50	$ 1,736,000	$ 1,927,587
Series 2022-HQA1, Class M2
9.124% (SOFR 30A + 5.25%), due 3/25/42	950,000	996,492
Series 2021-HQA3, Class B2
10.124% (SOFR 30A + 6.25%), due 9/25/41	2,640,000	2,719,205
Series 2021-HQA4, Class B2
10.874% (SOFR 30A + 7.00%), due 12/25/41	3,320,000	3,478,470
Series 2022-DNA1, Class B2
10.974% (SOFR 30A + 7.10%), due 1/25/42	977,000	1,028,499
Series 2022-DNA2, Class B2
12.374% (SOFR 30A + 8.50%), due 2/25/42	755,000	809,036
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.156%, due 8/25/48 (a)(i)	2,302,137	1,796,535
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.789% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,123,527
REMIC, Series 2019-FTR1, Class B2
12.339% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,019,760
REMIC, Series 2019-HQA2, Class B2
15.239% (SOFR 30A + 11.364%), due 4/25/49	1,650,000	1,958,140
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.884% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,595,000	1,604,838
Mill City Mortgage Loan Trust (a)(i)
Series 2018-4, Class B4
0.122%, due 4/25/66	1,473,279	919,123
Series 2018-3, Class B4
3.245%, due 8/25/58	928,022	589,383
Series 2018-3, Class B2
3.25%, due 8/25/58	2,225,256	1,717,104
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (c)	879,348	878,027

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
OBX Trust (a) (continued)
Series 2025-J3, Class AF
5.374% (SOFR 30A + 1.50%), due 10/25/55 (b)	$ 794,783	$ 794,643
STACR Trust
Series 2018-HRP1, Class B2
15.739% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,981,415	2,346,053
Towd Point Mortgage Trust (a)
Series 2018-2, Class B5
(zero coupon), due 3/25/58	3,780,372	1,636,463
Series 2017-4, Class B5
2.467%, due 6/25/57 (i)	1,187,590	840,643
Series 2019-1, Class B2
3.779%, due 3/25/58	545,000	422,592
Verus Securitization Trust
Series 2023-INV2, Class B2
8.023%, due 8/25/68 (a)(j)	1,000,000	1,001,173
		54,792,549
Total Mortgage-Backed Securities (Cost $163,600,722)		165,984,943
U.S. Government & Federal Agencies 6.6%
United States Treasury Bonds 0.4%
U.S. Treasury Bonds
4.625%, due 11/15/55	2,655,000	2,557,926
United States Treasury Notes 6.2%
U.S. Treasury Notes
3.75%, due 10/31/32	15,855,000	15,679,109
4.00%, due 11/15/35 (d)	18,365,000	18,101,003
		33,780,112
Total U.S. Government & Federal Agencies (Cost $36,604,047)		36,338,038
Total Long-Term Bonds (Cost $537,920,907)		539,511,060

	Shares

Short-Term Investments 1.7%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.569% (k)	2,256,491	2,256,491
	Shares	Value

Unaffiliated Investment Company 1.0%
Invesco Government & Agency Portfolio, 3.751% (k)(l)	5,622,710	$ 5,622,710

	Principal Amount

U.S. Treasury Debt 0.3%
U.S. Treasury Bills
3.487%, due 1/6/26 (m)	$ 1,250,000	1,249,520
Total Short-Term Investments (Cost $9,128,596)		9,128,721
Total Investments (Cost $547,049,503)	100.2%	548,639,781
Other Assets, Less Liabilities	(0.2)	(1,049,276)
Net Assets	100.0%	$ 547,590,505

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of December 31, 2025.
(c)	Step coupon—Rate shown was the rate in effect as of December 31, 2025.
(d)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $6,584,443; the total market value of collateral held by the Portfolio was $6,848,530. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,225,820. The Portfolio received cash collateral with a value of $5,622,710. (See Note 2(L))
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2025.
(g)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments December 31, 2025†^ (continued)
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2025.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2025.
(k)	Current yield as of December 31, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
(m)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 3,039	$ 166,188	$ (166,971)	$ —	$ —	$ 2,256	$ 241	$ —	2,256

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USISDA—U.S. International Swaps and Derivatives Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP MacKay Strategic Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 74,108,047	$ —	$ 74,108,047
Corporate Bonds	—	208,295,962	—	208,295,962
Foreign Government Bonds	—	38,884,265	—	38,884,265
Loan Assignments	—	15,899,805	—	15,899,805
Mortgage-Backed Securities	—	165,984,943	—	165,984,943
U.S. Government & Federal Agencies	—	36,338,038	—	36,338,038
Total Long-Term Bonds	—	539,511,060	—	539,511,060
Short-Term Investments
Affiliated Investment Company	2,256,491	—	—	2,256,491
Unaffiliated Investment Company	5,622,710	—	—	5,622,710
U.S. Treasury Debt	—	1,249,520	—	1,249,520
Total Short-Term Investments	7,879,201	1,249,520	—	9,128,721
Total Investments in Securities	$ 7,879,201	$ 540,760,580	$ —	$ 548,639,781

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $544,793,012) including securities on loan of $6,584,443	$546,383,290
Investment in affiliated investment companies, at value (identified cost $2,256,491)	2,256,491
Cash	110,341
Cash denominated in foreign currencies (identified cost $633)	675
Receivables:
Interest	5,229,086
Portfolio shares sold	96,616
Securities lending	14,857
Other assets	4,626
Total assets	554,095,982
Liabilities
Cash collateral received for securities on loan	5,622,710
Payables:
Portfolio shares redeemed	441,990
Manager (See Note 3)	278,003
Distribution/Service fees (See Note 3)	110,436
Professional fees	38,028
Custodian	10,169
Shareholder communication	172
Accrued expenses	3,969
Total liabilities	6,505,477
Net assets	$547,590,505
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$55,484
Additional paid-in-capital	595,065,321
595,120,805
Total distributable earnings (loss)	(47,530,300)
Net assets	$547,590,505
Initial Class
Net assets applicable to outstanding shares	$29,477,905
Shares of beneficial interest outstanding	2,976,258
Net asset value per share outstanding	$9.90
Service Class
Net assets applicable to outstanding shares	$518,112,600
Shares of beneficial interest outstanding	52,507,623
Net asset value per share outstanding	$9.87

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP MacKay Strategic Bond Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$36,157,513
Dividends-affiliated	241,005
Securities lending, net	72,647
Total income	36,471,165
Expenses
Manager (See Note 3)	3,384,100
Distribution/Service—Service Class (See Note 3)	1,352,692
Professional fees	120,928
Shareholder communication	80,272
Custodian	60,953
Trustees	14,184
Miscellaneous	24,004
Total expenses	5,037,133
Net investment income (loss)	31,434,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(7,277)
Futures transactions	4,805,477
Foreign currency transactions	(324,472)
Foreign currency forward transactions	80,653
Net realized gain (loss)	4,554,381
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,461,563
Futures contracts	242,975
Foreign currency forward contracts	(577,589)
Translation of other assets and liabilities in foreign currencies	63,939
Net change in unrealized appreciation (depreciation)	11,190,888
Net realized and unrealized gain (loss)	15,745,269
Net increase (decrease) in net assets resulting from operations	$47,179,301
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$31,434,032	$34,839,973
Net realized gain (loss)	4,554,381	(5,406,127)
Net change in unrealized appreciation (depreciation)	11,190,888	14,210,597
Net increase (decrease) in net assets resulting from operations	47,179,301	43,644,443
Distributions to shareholders:
Initial Class	(1,682,480)	(1,581,658)
Service Class	(30,048,833)	(33,437,870)
	(31,731,313)	(35,019,528)
Distributions to shareholders from return of capital:
Initial Class	(28,909)	—
Service Class	(516,319)	—
	(545,228)	—
Total distributions to shareholders	(32,276,541)	(35,019,528)
Capital share transactions:
Net proceeds from sales of shares	49,883,895	50,952,601
Net asset value of shares issued to shareholders in reinvestment of distributions	32,276,541	35,019,528
Cost of shares redeemed	(159,373,733)	(161,119,879)
Increase (decrease) in net assets derived from capital share transactions	(77,213,297)	(75,147,750)
Net increase (decrease) in net assets	(62,310,537)	(66,522,835)
Net Assets
Beginning of year	609,901,042	676,423,877
End of year	$547,590,505	$609,901,042
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP MacKay Strategic Bond Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.66	$9.55	$9.11	$10.19	$10.25
Net investment income (loss) (a)	0.57	0.55	0.45	0.34	0.29
Net realized and unrealized gain (loss)	0.27	0.12	0.46	(1.08)	(0.10)
Total from investment operations	0.84	0.67	0.91	(0.74)	0.19
Less distributions:
From net investment income	(0.59)	(0.56)	(0.47)	(0.34)	(0.25)
Return of capital	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.60)	(0.56)	(0.47)	(0.34)	(0.25)
Net asset value at end of year	$9.90	$9.66	$9.55	$9.11	$10.19
Total investment return (b)	8.87%	7.15%	10.19%	(7.24)%	1.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.75%	5.63%	4.86%	3.54%	2.80%
Net expenses (c)	0.65%	0.63%	0.62%	0.62%	0.62%(d)
Portfolio turnover rate	96%	104%	70%	60%	62%
Net assets at end of year (in 000's)	$29,478	$28,319	$26,163	$21,924	$24,820

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.61%	0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.63	$9.52	$9.08	$10.16	$10.21
Net investment income (loss) (a)	0.54	0.52	0.43	0.31	0.26
Net realized and unrealized gain (loss)	0.27	0.13	0.45	(1.07)	(0.08)
Total from investment operations	0.81	0.65	0.88	(0.76)	0.18
Less distributions:
From net investment income	(0.56)	(0.54)	(0.44)	(0.32)	(0.23)
Return of capital	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.57)	(0.54)	(0.44)	(0.32)	(0.23)
Net asset value at end of year	$9.87	$9.63	$9.52	$9.08	$10.16
Total investment return (b)	8.60%	6.88%	9.92%	(7.47)%	1.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.50%	5.37%	4.60%	3.26%	2.53%
Net expenses (c)	0.90%	0.88%	0.87%	0.87%	0.87%(d)
Portfolio turnover rate	96%	104%	70%	60%	62%
Net assets at end of year (in 000's)	$518,113	$581,582	$650,260	$701,271	$932,562

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.86%	0.01%
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP MacKay Strategic Bond Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	April 29, 2011
Service Class	April 29, 2011
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

27

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal

28	NYLI VP MacKay Strategic Bond Portfolio

bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly  and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
29

Notes to Financial Statements (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded

30	NYLI VP MacKay Strategic Bond Portfolio

amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal
31

Notes to Financial Statements (continued)
at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(N) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain over-the-counter ("OTC") derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.

32	NYLI VP MacKay Strategic Bond Portfolio

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(O) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.
The Portfolio entered into futures contracts in order to help manage the duration and yield curve of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds.
The Portfolio entered into foreign currency forward contracts to hedge against the risk of loss due to changing currency exchange rates.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$4,805,477	$4,805,477
Forward Transactions	80,653	—	80,653
Total Net Realized Gain (Loss)	$80,653	$4,805,477	$4,886,130

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$242,975	$242,975
Forward Contracts	(577,589)	—	(577,589)
Total Net Change in Unrealized Appreciation (Depreciation)	$(577,589)	$242,975	$(334,614)

Average Notional Amount	Total
Futures Contracts Long (a)	$116,156,279
Futures Contracts Short (a)	$(106,948,621)
Forward Contracts Long (b)	$10,449,199
Forward Contracts Short (c)	$(18,885,516)

(a)	Positions were open for eleven months during the reporting period.
(b)	Positions were open for three months during the reporting period.
(c)	Positions were open for four months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the year ended December 31, 2025, the effective management fee rate was 0.59% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,384,100 and paid the Subadvisor fees in the amount of $1,692,050.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
33

Notes to Financial Statements (continued)
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$546,600,683	$13,300,474	$(11,261,376)	$2,039,098
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(49,059,508)	$—	$1,529,208	$(47,530,300)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to Cumulative Bond Amortization Adjustment. The other temporary differences are primarily due to qualified late-year loss deferral.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $48,793,037, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$48,793
The Portfolio utilized $4,969,064 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$31,731,313	$35,019,528
Return of Capital	545,228	—
Total	$32,276,541	$35,019,528
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended

34	NYLI VP MacKay Strategic Bond Portfolio

December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of U.S. government securities were $268,399 and $275,699, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $267,396 and $333,490, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	335,234	$3,327,415
Shares issued to shareholders in reinvestment of distributions	173,597	1,711,389
Shares redeemed	(464,133)	(4,599,359)
Net increase (decrease)	44,698	$439,445
Year ended December 31, 2024:
Shares sold	196,123	$1,899,068
Shares issued to shareholders in reinvestment of distributions	163,636	1,581,658
Shares redeemed	(167,652)	(1,634,908)
Net increase (decrease)	192,107	$1,845,818

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	4,727,133	$46,556,480
Shares issued to shareholders in reinvestment of distributions	3,112,648	30,565,152
Shares redeemed	(15,751,899)	(154,774,374)
Net increase (decrease)	(7,912,118)	$(77,652,742)
Year ended December 31, 2024:
Shares sold	5,068,421	$49,053,533
Shares issued to shareholders in reinvestment of distributions	3,472,561	33,437,870
Shares redeemed	(16,439,722)	(159,484,971)
Net increase (decrease)	(7,898,740)	$(76,993,568)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP MacKay Strategic Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP MacKay Strategic Bond Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agents and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
36	NYLI VP MacKay Strategic Bond Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
37

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

38

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP PIMCO Real Return Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 128.5%
Asset-Backed Securities 6.9%
Home Equity Asset-Backed Securities 1.5%
Argent Securities Trust
Series 2006-W4, Class A2C
4.166% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 267,765	$ 63,539
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.379% (1 Month SOFR + 0.734%), due 1/25/32 (a)	273,247	271,319
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
4.066% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	660,041	441,844
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
4.036% (1 Month SOFR + 0.304%), due 11/25/37 (a)	933,796	899,411
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
3.966% (1 Month SOFR + 0.234%), due 12/25/36 (a)	325,904	297,361
GSAA Home Equity Trust
Series 2006-17, Class A3A
4.326% (1 Month SOFR + 0.594%), due 11/25/36 (a)	909,354	284,840
Home Equity Asset Trust
Series 2005-8, Class M2
4.521% (1 Month SOFR + 0.789%), due 2/25/36 (a)	112,687	111,286
Lehman XS Trust
Series 2007-20N, Class A1
6.146% (1 Month SOFR + 2.414%), due 12/25/37 (a)	18,610	18,849
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
4.086% (1 Month SOFR + 0.354%), due 8/25/36 (a)	203,499	80,404
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
4.146% (1 Month SOFR + 0.414%), due 10/25/36 (a)	104,838	33,984
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
4.626% (1 Month SOFR + 0.894%), due 1/25/35 (a)	60,668	62,010
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
New Century Home Equity Loan Trust
Series 2004-4, Class M1
4.611% (1 Month SOFR + 0.879%), due 2/25/35 (a)	$ 39,783	$ 39,168
Option One Mortgage Loan Trust
Series 2006-1, Class M1
4.386% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,026,747	977,317
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
4.716% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,019,964	983,306
RASC Trust (a)
Series 2006-EMX4, Class A4
4.306% (1 Month SOFR + 0.344%), due 6/25/36	295,545	293,251
Series 2005-EMX1, Class M2
4.941% (1 Month SOFR + 1.209%), due 3/25/35	426,744	429,186
Saxon Asset Securities Trust
Series 2007-3, Class 1A
4.156% (1 Month SOFR + 0.424%), due 9/25/37 (a)	54,930	53,348
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
4.146% (1 Month SOFR + 0.414%), due 7/25/36	300,934	113,891
Series 2006-HE1, Class A2C
4.166% (1 Month SOFR + 0.434%), due 7/25/36	500,634	162,040
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
4.026% (1 Month SOFR + 0.294%), due 7/25/37	121,437	111,685
Series 2007-OPT1, Class 1A1
4.046% (1 Month SOFR + 0.314%), due 6/25/37	221,754	153,479
		5,881,518
Other Asset-Backed Securities 5.4%
Anchorage Capital CLO 20 Ltd.
Series 2021-20A, Class A1R
4.984% (3 Month SOFR + 1.10%), due 1/20/35 (a)(b)	900,000	900,410
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2021-FL4, Class A
5.215% (1 Month SOFR + 1.464%), due 11/15/36	262,563	262,565

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b) (continued)
Series 2022-FL1, Class A
5.434% (SOFR 30A + 1.45%), due 1/15/37	$ 565,522	$ 565,540
Ares European CLO X DAC
Series 10A, Class AR
2.789% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)	EUR 383,907	450,759
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class A1R
5.007% (3 Month SOFR + 1.15%), due 4/22/35 (a)(b)	$ 2,000,000	1,998,360
Barings Euro CLO DAC
Series 2021-2A, Class A
3.006% (3 Month EURIBOR + 0.98%), due 10/15/34 (a)	EUR 2,000,000	2,344,508
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
2.919% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)	884,476	1,038,492
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
2.814% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)	122,862	144,317
CarVal CLO III Ltd.
Series 2019-2A, Class AR2
4.874% (3 Month SOFR + 0.99%), due 7/20/32 (a)(b)	$ 1,950,121	1,950,283
CIFC European Funding CLO III DAC
Series 3A, Class A
3.059% (3 Month EURIBOR + 1.05%), due 1/15/34 (a)	EUR 1,200,000	1,410,853
CIFC Funding Ltd.
Series 2017-4A, Class A1R
5.077% (3 Month SOFR + 1.212%), due 10/24/30 (a)(b)	$ 62,252	62,262
Contego CLO III BV
Series 3A, Class ARR
3.297% (3 Month EURIBOR + 1.25%), due 4/15/38 (a)(b)	EUR 2,000,000	2,350,797
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class A1E
2.995% (3 Month EURIBOR + 0.96%), due 9/22/34 (a)	1,000,000	1,174,287
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
2.924% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)	EUR 265,546	$ 312,105
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
5.256% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	$ 224,755	224,885
Greywolf CLO III Ltd.
Series 2020-3RA, Class A1R2
5.087% (3 Month SOFR + 1.23%), due 4/22/33 (a)(b)	1,045,585	1,046,189
Invesco Euro CLO I DAC
Series 1A, Class A1R
2.659% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)	EUR 288,008	337,675
LCM 30 Ltd.
Series 30A, Class AR
5.226% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 434,009	434,612
LCM 35 Ltd.
Series 35A, Class A1R
4.985% (3 Month SOFR + 1.08%), due 10/15/34 (a)(b)	1,000,000	1,000,022
LCM Loan Income Fund I Ltd.
Series 1A, Class A
5.176% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	138,450	138,456
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
5.493% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	173,454	173,467
Madison Park Euro Funding IX DAC
Series 9A, Class AR
2.906% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)	EUR 500,000	587,645
OCP Euro CLO DAC (a)(b)
Series 2022-6A, Class ARR
3.244% (3 Month EURIBOR + 1.24%), due 7/20/36	600,000	704,359
Series 2020-4A, Class ARR
3.30% (3 Month EURIBOR + 1.23%), due 10/20/39	500,000	587,380
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
5.306% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	$ 65,365	65,365

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Palmer Square European Loan Funding DAC
Series 2023-3A, Class AR
3.034% (3 Month EURIBOR + 0.97%), due 5/15/33 (a)	EUR 215,491	$ 253,280
Romark CLO Ltd.
Series 2017-1A, Class A1R
5.151% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	$ 11,260	11,261
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
5.125% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	31,398	31,410
SLM Student Loan Trust
Series 2004-3A, Class A6B
5.125% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	195,840	194,438
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
5.356% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	299,825	299,881
St Pauls CLO II DAC
Series 2A, Class AR4
3.045% (3 Month EURIBOR + 0.98%), due 10/25/35 (a)	EUR 500,000	585,700
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
5.276% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 272,572	272,641
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
5.266% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	104,755	104,721
		22,018,925
Total Asset-Backed Securities (Cost $28,039,778)		27,900,443
Corporate Bonds 0.8%
Banks 0.1%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	193,249
Nykredit Realkredit A/S
Series Reg S
1.50%, due 10/1/52	DKK 318,214	38,990
Series Reg S
1.50%, due 10/1/53	99,562	10,494
	Principal Amount	Value

Banks (continued)
Nykredit Realkredit A/S (continued)
Series Reg S
2.50%, due 10/1/47	DKK 1,496	$ 218
		242,951
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 29,000	28,115
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 17,518	2,264
Series Reg S
1.00%, due 10/1/50	1,470,370	177,513
Series CCE
1.50%, due 10/1/53	1,971,834	239,158
Series 111E
2.50%, due 10/1/47	3,875	561
Nordea Kredit Realkreditaktieselskab
1.50%, due 10/1/53	529,320	65,027
1.50%, due 10/1/53	13,150	1,663
1.50%, due 10/1/53	500,000	52,776
Series Reg S
2.00%, due 10/1/53	399,239	52,483
2.50%, due 10/1/47	1,706	249
Realkredit Danmark A/S
Series Reg S
1.50%, due 10/1/53	750,601	94,788
Series Reg S
2.00%, due 10/1/53	359,281	42,429
Series Reg S
2.50%, due 4/1/47	7,826	1,140
		758,166
Internet 0.5%
Beignet Investor LLC
6.581%, due 5/30/49 (b)	$ 2,100,000	2,218,639
Total Corporate Bonds (Cost $3,290,115)		3,219,756
Foreign Government Bonds 4.7%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,129,284	849,347
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
France 1.3%
France Government Bond (b)(e)
Series Reg S
0.10%, due 3/1/26	EUR 3,805,932	$ 4,455,104
Series Reg S
0.10%, due 7/25/31	860,734	957,460
		5,412,564
Italy 0.6%
Italy Buoni Poliennali del Tesoro (e)
Series Reg S
0.40%, due 5/15/30 (b)	1,620,775	1,853,650
Series Reg S
1.80%, due 5/15/36	625,308	734,418
		2,588,068
Japan 2.4%
Japan Government CPI Linked Bond (e)
0.005%, due 3/10/34	JPY 73,749,900	461,235
0.005%, due 3/10/35	204,192,000	1,270,667
0.10%, due 3/10/28	489,512,560	3,176,678
0.10%, due 3/10/29	707,205,840	4,584,630
		9,493,210
Peru 0.2%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	311,539
6.15%, due 8/12/32	900,000	288,788
		600,327
Total Foreign Government Bonds (Cost $20,597,466)		18,943,516
Mortgage-Backed Securities 5.7%
Agency (Collateralized Mortgage Obligations) 5.2%
FHLMC (a)
REMIC, Series 4694, Class FA
4.498% (SOFR 30A + 0.514%), due 6/15/47	$ 676,403	663,646
REMIC, Series 4851, Class PF
4.498% (SOFR 30A + 0.514%), due 8/15/57	958,190	931,902
REMIC, Series 4779, Class WF
4.673% (SOFR 30A + 0.464%), due 7/15/44	77,895	76,364
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (a) (continued)
REMIC, Series 5513, Class MF
4.814% (SOFR 30A + 0.94%), due 11/25/54	$ 1,703,243	$ 1,709,961
FHLMC, Strips
Series 278, Class F1
4.548% (SOFR 30A + 0.564%), due 9/15/42 (a)	108,850	107,491
FNMA (a)
REMIC, Series 2025-47, Class FJ
4.904% (SOFR 30A + 1.03%), due 6/25/55	1,869,962	1,882,551
REMIC, Series 2025-19, Class FC
5.034% (SOFR 30A + 1.16%), due 3/25/55	1,735,452	1,742,013
GNMA (a)
REMIC, Series 2025-H22, Class F
4.698% (SOFR 30A + 0.78%), due 10/20/75	4,189,653	4,203,212
REMIC, Series 2023-H20, Class FA
4.818% (SOFR 30A + 0.90%), due 7/20/73	4,750,270	4,789,170
REMIC, Series 2018-H15, Class FG
4.927% (12 Month SOFR + 0.865%), due 8/20/68	280,767	282,491
REMIC, Series 2023-H11, Class FC
5.018% (SOFR 30A + 1.10%), due 5/20/73	476,961	485,589
REMIC, Series 2025-159, Class FJ
5.088% (SOFR 30A + 1.17%), due 9/20/55	4,057,306	4,073,235
REMIC, Series 2017-H10, Class FB
5.592% (12 Month SOFR + 1.465%), due 4/20/67	86,966	87,997
		21,035,622
Whole Loan (Collateralized Mortgage Obligations) 0.5%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	21,274	11,273
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	520,004	172,092
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	24,508	10,540
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.607%, due 3/25/37 (f)	139,317	120,579

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	$ 90,256	$ 89,605
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
4.799% (3 Month SONIA + 1.069%), due 6/13/45 (b)	GBP 6,827	9,195
Series Reg S, Class A3A
4.799% (3 Month SONIA + 1.069%), due 6/13/45	25,610	34,495
Series Reg S, Class A3C
4.799% (3 Month SONIA + 1.069%), due 6/13/45	6,826	9,195
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
4.206% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 46,478	43,808
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
4.326% (1 Month SOFR + 0.594%), due 7/25/35	70,370	66,269
Series 2005-AR14, Class 1A1A
4.406% (1 Month SOFR + 0.674%), due 7/25/35	578,859	423,171
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.254%, due 7/25/35 (f)	129,109	55,913
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	108,436	105,122
Series 2018-3A, Class A1
4.50%, due 5/25/58	72,763	71,265
OBX Trust
Series 2018-1, Class A2
4.496% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	13,353	13,092
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
5.646% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	99,511
RALI Trust
Series 2006-QH1, Class A1
4.226% (1 Month SOFR + 0.494%), due 12/25/36 (a)	545,909	498,504
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	$ 219,544	$ 62,534
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
4.466% (1 Month SOFR + 0.734%), due 6/25/44 (a)	198,245	191,605
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
4.166% (1 Month SOFR + 0.434%), due 2/25/37 (a)	288,379	227,465
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	27,682	19,829
		2,335,062
Total Mortgage-Backed Securities (Cost $23,825,782)		23,370,684
U.S. Government & Federal Agencies 110.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	160,456	130,111
3.00%, due 1/1/52	369,347	327,416
		457,527
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.3%
FNMA (a)
4.805% (11th District Cost of Funds Index + 1.934%), due 12/1/36	19,641	19,890
5.227% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	57,942	58,448
6.242% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	74,817	78,366
UMBS, 30 Year
4.00%, due 8/1/52	383,963	364,614
4.50%, due 7/1/52	474,025	464,694
4.50%, due 3/1/53	423,047	414,457
UMBS, Single Family, 30 Year TBA (h)
4.50%, due 1/25/56	25,200,000	24,598,783
6.00%, due 2/25/56	15,300,000	15,701,161
		41,700,413
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
GNMA II, 30 Year
3.50%, due 8/20/55	$ 198,242	$ 180,498
GNMA II, Single Family, 30 Year
3.50%, due 3/20/52	37,312	34,382
3.50%, due 5/20/52	20,957	19,303
3.50%, due 6/20/52	457,896	421,049
3.50%, due 1/15/56 TBA (h)	13,000,000	11,828,469
		12,483,701
United States Treasury Bonds 0.0% ‡
U.S. Treasury Bonds
4.875%, due 8/15/45 (i)	40,000	40,387
United States Treasury Inflation - Indexed Bonds and Notes 96.9%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51 (j)	4,514,774	2,437,180
0.125%, due 2/15/52	2,105,388	1,112,456
0.25%, due 2/15/50 (j)	3,774,081	2,171,288
0.625%, due 2/15/43 (j)	2,520,872	1,875,183
0.75%, due 2/15/42 (j)	10,850,579	8,443,457
0.75%, due 2/15/45 (j)	8,904,717	6,489,553
0.875%, due 2/15/47 (j)	9,769,793	7,041,129
1.00%, due 2/15/46 (j)	7,131,994	5,374,489
1.00%, due 2/15/48 (j)	5,028,045	3,671,172
1.00%, due 2/15/49 (i)	841,067	604,812
1.375%, due 2/15/44 (j)	8,368,569	7,004,117
1.50%, due 2/15/53 (j)	5,476,850	4,268,751
1.75%, due 1/15/28 (j)	15,890,345	16,005,518
2.125%, due 2/15/40 (j)	4,007,157	3,965,369
2.125%, due 2/15/41 (j)	2,869,601	2,808,338
2.125%, due 2/15/54 (j)	4,668,092	4,192,797
2.375%, due 1/15/27 (i)	32,292	32,549
2.375%, due 2/15/55 (j)(k)	2,992,423	2,838,591
2.50%, due 1/15/29 (j)	6,263,393	6,464,256
3.375%, due 4/15/32	599,846	662,048
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 7/15/26 (j)	4,767,879	4,739,959
0.125%, due 10/15/26 (j)(k)	22,758,796	22,547,186
0.125%, due 4/15/27 (j)	13,377,236	13,134,178
0.125%, due 1/15/30 (j)	18,983,100	18,003,454
0.125%, due 7/15/30 (j)	8,280,074	7,813,756
0.125%, due 1/15/31 (j)	8,930,712	8,324,253
0.125%, due 7/15/31 (j)	13,120,380	12,155,918
0.125%, due 1/15/32 (j)	13,860,398	12,664,018
0.25%, due 7/15/29 (j)	10,361,569	9,982,212
0.625%, due 7/15/32 (j)(k)	41,239,920	38,686,937
	Principal Amount	Value

United States Treasury Inflation - Indexed Bonds and Notes (continued)
U.S. Treasury Inflation Linked Notes (e) (continued)
0.75%, due 7/15/28 (j)	$ 14,022,083	$ 13,854,054
0.875%, due 1/15/29 (j)	4,893,690	4,817,546
1.125%, due 10/15/30 (j)	6,140,321	6,046,245
1.125%, due 1/15/33 (j)	12,898,462	12,375,560
1.25%, due 4/15/28 (i)	2,062,507	2,054,076
1.375%, due 7/15/33 (i)(j)	20,477,110	19,958,262
1.625%, due 10/15/27 (j)	11,101,516	11,184,569
1.625%, due 10/15/29 (j)	11,072,253	11,180,847
1.625%, due 4/15/30 (j)	5,830,245	5,858,828
1.75%, due 1/15/34 (j)	5,190,325	5,160,565
1.875%, due 7/15/34 (j)(k)	18,678,060	18,751,522
1.875%, due 7/15/35 (j)(k)	14,196,420	14,158,410
2.125%, due 4/15/29 (j)	6,316,140	6,449,246
2.125%, due 1/15/35 (j)	10,317,400	10,499,538
2.375%, due 10/15/28 (j)	14,563,648	14,996,977
		392,861,169
United States Treasury Note 0.0% ‡
U.S. Treasury Notes
4.25%, due 8/15/35 (i)	64,000	64,460
Total U.S. Government & Federal Agencies (Cost $479,628,471)		447,607,657
Total Long-Term Bonds (Cost $555,381,612)		521,042,056

	Shares

Short-Term Investments 2.1%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 3.569% (l)	495,078	495,078

	Principal Amount

Repurchase Agreement 2.0%
BNP Paribas S.A. 3.93%, dated 12/31/25 due 1/2/26 Proceeds at Maturity $8,101,769 (Collateralized by United States Treasury Bond with a rate of 1.38% and maturity date of 07/15/2033, with a Principal Amount of $8,409,476 and a Market Value of $8,266,352)	$ 8,100,000	8,100,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Short-Term Investments (continued)
U.S. Treasury Debt 0.0% ‡
U.S. Treasury Bills
3.642%, due 3/24/26 (m)	$ 1,000	$ 992
Total Short-Term Investments (Cost $8,596,070)		8,596,070
Total Investments (Cost $563,977,682)	130.6%	529,638,126
Other Assets, Less Liabilities	(30.6)	(124,216,521)
Net Assets	100.0%	$ 405,421,605

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of December 31, 2025.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2025.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2025.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of December 31, 2025, the total net market value was $52,128,413, which represented 12.9% of the Portfolio’s net assets.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for futures, swaps, swaptions, foreign currency forward contracts and repurchase agreement.
(j)	All or a portion of the security is held as a Sale-Buyback position. See Note 2(R).
(k)	Delayed delivery security.
(l)	Current yield as of December 31, 2025.
(m)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,062	$ 61,070	$ (61,637)	$ —	$ —	$ 495	$ 46	$ —	495

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
Foreign Currency Forward Contracts
As of December 31, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	191,808	USD	239,215	BNP Paribas S.A.	1/14/26	$ 3,175
CNY	1,265,000	USD	179,996	Barclays Capital	1/21/26	1,172
CNY	1,980,000	USD	280,879	JPMorgan Chase Bank N.A.	1/21/26	2,689
CNY	1,624,000	USD	230,600	JPMorgan Chase Bank N.A.	1/21/26	1,982
CNY	1,337,000	USD	190,382	JPMorgan Chase Bank N.A.	1/21/26	1,098
CNY	1,782,000	USD	255,150	JPMorgan Chase Bank N.A.	1/21/26	61
GBP	416,690	USD	544,828	Barclays Capital	1/14/26	16,844
GBP	837,951	USD	1,095,633	Barclays Capital	1/14/26	33,873
INR	901,400	USD	10,000	Bank of America N.A.	2/2/26	6
INR	9,915,906	USD	110,000	Barclays Capital	2/2/26	69
INR	3,562,743	USD	39,352	BNP Paribas S.A.	1/30/26	205
INR	5,386,503	USD	59,278	BNP Paribas S.A.	1/30/26	527
INR	1,351,343	USD	15,000	BNP Paribas S.A.	2/2/26	— ‡
INR	50,479,355	USD	557,052	JPMorgan Chase Bank N.A.	1/30/26	3,416
INR	6,322,708	USD	70,000	JPMorgan Chase Bank N.A.	1/30/26	200
KRW	971,061,333	USD	660,294	JPMorgan Chase Bank N.A.	1/8/26	13,857
MXN	5,430,000	USD	292,889	Bank of America N.A.	2/23/26	7,221
MXN	8,071,000	USD	436,449	Bank of America N.A.	2/24/26	9,583
MXN	2,735,000	USD	148,017	Bank of America N.A.	4/13/26	2,374
MXN	6,786,000	USD	366,457	Barclays Capital	3/18/26	7,728
MXN	4,365,000	USD	235,249	BNP Paribas S.A.	3/2/26	5,842
MXN	6,105,000	USD	332,995	BNP Paribas S.A.	3/9/26	3,966
MXN	26,628,393	USD	1,431,711	JPMorgan Chase Bank N.A.	1/30/26	43,369
MXN	2,476,127	USD	133,384	JPMorgan Chase Bank N.A.	2/27/26	3,417
MXN	145	USD	8	JPMorgan Chase Bank N.A.	3/9/26	— ‡
MXN	1,232,931	USD	66,978	JPMorgan Chase Bank N.A.	4/9/26	846
MXN	4,549,000	USD	246,810	JPMorgan Chase Bank N.A.	4/15/26	3,276
MXN	3,386,000	USD	183,719	Morgan Stanley & Co. International	4/10/26	2,528
PLN	165,772	USD	45,241	Bank of America N.A.	1/16/26	932
PLN	440,000	USD	120,136	Bank of America N.A.	1/16/26	2,420
PLN	329,000	USD	90,107	Bank of America N.A.	1/16/26	1,531
PLN	328,000	USD	90,087	Bank of America N.A.	1/16/26	1,273
PLN	363,000	USD	99,093	Bank of America N.A.	1/16/26	2,015
PLN	5,518,384	USD	1,514,770	Barclays Capital	1/23/26	22,211
PLN	752,707	USD	209,056	Barclays Capital	1/16/26	600
PLN	282,369	USD	76,691	BNP Paribas S.A.	1/16/26	1,959
PLN	169,519	USD	46,133	JPMorgan Chase Bank N.A.	1/16/26	1,084
PLN	1,337,834	USD	362,273	JPMorgan Chase Bank N.A.	1/23/26	10,341
PLN	255,000	USD	69,723	JPMorgan Chase Bank N.A.	1/16/26	1,304
PLN	179,000	USD	49,833	JPMorgan Chase Bank N.A.	1/16/26	25
PLN	216,000	USD	59,987	JPMorgan Chase Bank N.A.	1/16/26	177
THB	2,705	USD	84	BNP Paribas S.A.	1/21/26	2
THB	1,351	USD	42	BNP Paribas S.A.	1/21/26	1
THB	1,654,089	USD	51,963	JPMorgan Chase Bank N.A.	1/21/26	593
TWD	7,549,059	USD	240,000	BNP Paribas S.A.	1/20/26	517
TWD	11,724,893	USD	370,000	BNP Paribas S.A.	1/20/26	3,562
TWD	5,659,393	USD	180,000	BNP Paribas S.A.	1/30/26	435
TWD	9,108,707	USD	290,000	BNP Paribas S.A.	2/5/26	525
TWD	3,773,400	USD	120,000	JPMorgan Chase Bank N.A.	1/20/26	223
USD	219,121	BRL	1,205,102	JPMorgan Chase Bank N.A.	3/3/26	2,031
USD	71,112	CHF	56,000	BNP Paribas S.A.	1/14/26	344
USD	120,681	ILS	383,109	BNP Paribas S.A.	1/15/26	387
USD	139,053	INR	12,379,097	JPMorgan Chase Bank N.A.	1/30/26	1,610
USD	190,340	JPY	29,600,000	Bank of America N.A.	1/14/26	1,214
USD	236,584	JPY	36,700,000	JPMorgan Chase Bank N.A.	1/14/26	2,093
USD	9,047,244	JPY	1,408,666,755	Morgan Stanley & Co. International	1/14/26	46,724
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP PIMCO Real Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	64,057	JPY	9,900,000	Morgan Stanley & Co. International	1/14/26	$ 802
USD	98,212	KRW	140,924,686	JPMorgan Chase Bank N.A.	1/8/26	377
USD	110,027	NZD	190,000	BNP Paribas S.A.	1/14/26	593
USD	160,095	NZD	277,000	BNP Paribas S.A.	1/14/26	553
USD	159,371	NZD	276,000	BNP Paribas S.A.	1/14/26	404
USD	120,277	NZD	207,000	JPMorgan Chase Bank N.A.	1/14/26	1,052
USD	130,250	NZD	225,000	Morgan Stanley & Co. International	1/14/26	658
USD	912,549	TWD	27,828,182	Bank of America N.A.	1/22/26	25,806
USD	191,074	TWD	5,765,644	BNP Paribas S.A.	1/22/26	7,352
USD	165,729	TWD	5,020,760	BNP Paribas S.A.	1/22/26	5,743
USD	331,458	TWD	10,034,228	BNP Paribas S.A.	1/22/26	11,718
USD	190,053	TWD	5,773,810	BNP Paribas S.A.	1/22/26	6,071
USD	293,149	TWD	8,892,675	BNP Paribas S.A.	1/22/26	9,785
USD	448,903	TWD	13,705,906	BNP Paribas S.A.	1/22/26	12,165
USD	705,762	TWD	21,599,838	BNP Paribas S.A.	1/22/26	17,484
USD	146,325	TWD	4,544,269	BNP Paribas S.A.	3/18/26	1,008
USD	158,685	TWD	4,936,380	BNP Paribas S.A.	3/18/26	830
USD	40,000	TWD	1,253,760	JPMorgan Chase Bank N.A.	1/8/26	88
ZAR	153,820	USD	8,880	Barclays Capital	1/26/26	395
ZAR	2,018,463	USD	119,783	Barclays Capital	2/23/26	1,687
ZAR	1,932,844	USD	115,144	BNP Paribas S.A.	1/26/26	1,399
ZAR	383,303	USD	22,336	JPMorgan Chase Bank N.A.	1/26/26	775
ZAR	2,000,116	USD	120,014	JPMorgan Chase Bank N.A.	1/26/26	585
ZAR	1,713,000	USD	100,754	Morgan Stanley & Co. International	1/26/26	2,533
Total Unrealized Appreciation						385,320
BRL	21,154,280	USD	3,842,879	JPMorgan Chase Bank N.A.	2/3/26	(12,482)
CNY	1,261,000	USD	180,688	JPMorgan Chase Bank N.A.	1/21/26	(93)
EUR	198,000	USD	233,774	Bank of America N.A.	1/14/26	(984)
INR	34,211,697	USD	384,168	JPMorgan Chase Bank N.A.	1/30/26	(4,319)
INR	6,305,614	USD	70,000	JPMorgan Chase Bank N.A.	2/2/26	(6)
INR	238,594,620	USD	2,680,004	Morgan Stanley & Co.	1/30/26	(30,911)
KRW	140,739,752	USD	98,212	JPMorgan Chase Bank N.A.	2/13/26	(373)
PLN	753,200	USD	209,835	Barclays Capital	1/22/26	(52)
TWD	1,254,040	USD	40,000	Barclays Capital	2/2/26	(10)
TWD	11,511,366	USD	368,820	BNP Paribas S.A.	1/22/26	(2,012)
TWD	1,095,891	USD	35,000	BNP Paribas S.A.	2/2/26	(53)
TWD	5,642,547	USD	180,000	BNP Paribas S.A.	2/2/26	(65)
TWD	5,298,050	USD	170,000	JPMorgan Chase Bank N.A.	1/12/26	(1,294)
TWD	8,779,703	USD	281,004	JPMorgan Chase Bank N.A.	1/22/26	(1,240)
USD	1,278,666	AUD	1,967,136	BNP Paribas S.A.	1/14/26	(34,192)
USD	1,182,060	AUD	1,808,864	JPMorgan Chase Bank N.A.	1/14/26	(25,168)
USD	3,252,033	CAD	4,533,903	Bank of America N.A.	1/14/26	(52,631)
USD	79,427	CHF	63,656	Bank of America N.A.	1/14/26	(1,016)
USD	59,250	CHF	47,000	Bank of America N.A.	1/14/26	(144)
USD	331,299	CHF	265,000	JPMorgan Chase Bank N.A.	1/14/26	(3,584)
USD	583,799	CNY	4,114,002	BNP Paribas S.A.	1/21/26	(5,391)
USD	840,265	CNY	5,920,423	JPMorgan Chase Bank N.A.	1/21/26	(7,633)
USD	839,907	CNY	5,912,693	JPMorgan Chase Bank N.A.	1/21/26	(6,884)
USD	403,875	CNY	2,842,968	JPMorgan Chase Bank N.A.	1/21/26	(3,282)
USD	639,326	DKK	4,119,876	Barclays Capital	1/14/26	(9,245)
USD	20,049,254	EUR	17,268,328	Barclays Capital	1/14/26	(253,227)
USD	150,853	EUR	130,000	Barclays Capital	1/14/26	(1,988)
USD	295,578	GBP	220,000	JPMorgan Chase Bank N.A.	1/14/26	(968)
USD	88,746	IDR	1,484,446,973	BNP Paribas S.A.	1/22/26	(261)
USD	68,195	ILS	219,690	Barclays Capital	2/19/26	(793)
USD	164,981	ILS	525,727	Barclays Capital	2/19/26	(110)
USD	136,491	ILS	445,000	BNP Paribas S.A.	1/15/26	(3,237)
USD	211,342	ILS	688,000	BNP Paribas S.A.	1/15/26	(4,687)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2025†^ (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	141,182	ILS	454,000	BNP Paribas S.A.	1/15/26	$ (1,372)
USD	82,664	ILS	269,434	JPMorgan Chase Bank N.A.	1/15/26	(1,937)
USD	150,063	ILS	492,003	JPMorgan Chase Bank N.A.	1/15/26	(4,424)
USD	149,718	ILS	489,874	JPMorgan Chase Bank N.A.	1/15/26	(4,100)
USD	101,836	ILS	328,000	JPMorgan Chase Bank N.A.	1/15/26	(1,154)
USD	239,879	ILS	772,717	JPMorgan Chase Bank N.A.	2/19/26	(2,774)
USD	114,266	ILS	367,528	JPMorgan Chase Bank N.A.	1/22/26	(1,135)
USD	70,435	ILS	226,000	JPMorgan Chase Bank N.A.	1/15/26	(528)
USD	10,000	INR	913,215	Barclays Capital	1/20/26	(147)
USD	20,000	INR	1,815,972	Barclays Capital	1/20/26	(178)
USD	40,000	INR	3,600,404	JPMorgan Chase Bank N.A.	1/8/26	(47)
USD	110,000	INR	9,918,568	JPMorgan Chase Bank N.A.	1/12/26	(281)
USD	38,551	KRW	56,378,813	Bank of America N.A.	1/8/26	(590)
USD	481,653	KRW	702,827,847	Bank of America N.A.	1/8/26	(6,279)
USD	48,986	KRW	71,008,564	Bank of America N.A.	1/8/26	(311)
USD	7,500	MXN	138,485	JPMorgan Chase Bank N.A.	3/18/26	(136)
USD	335,102	NZD	583,540	Barclays Capital	1/14/26	(998)
USD	319,037	NZD	561,460	BNP Paribas S.A.	1/14/26	(4,345)
USD	247,508	NZD	431,000	BNP Paribas S.A.	1/14/26	(734)
USD	839,382	PEN	2,829,557	Bank of America N.A.*	3/18/26	(180)
USD	195,464	PLN	717,000	JPMorgan Chase Bank N.A.	1/16/26	(4,246)
USD	290,069	PLN	1,065,000	JPMorgan Chase Bank N.A.	1/16/26	(6,572)
USD	149,878	PLN	548,012	JPMorgan Chase Bank N.A.	1/16/26	(2,763)
USD	150,152	PLN	548,136	JPMorgan Chase Bank N.A.	1/16/26	(2,523)
USD	3,592,315	SGD	4,648,060	Morgan Stanley & Co. International	1/14/26	(26,007)
USD	60,103	THB	1,946,425	Bank of America N.A.	1/21/26	(1,742)
USD	3,029	THB	97,967	Barclays Capital	1/21/26	(84)
ZAR	2,739,109	USD	165,167	BNP Paribas S.A.	1/26/26	(9)
Total Unrealized Depreciation						(543,931)
Net Unrealized Depreciation						$ (158,611)
‡ Less than $1.

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of December 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-BTP	43	March 2026	$ 6,085,617	$ 6,073,128	$ (12,489)
Euro-Bund	37	March 2026	5,622,959	5,547,050	(75,909)
U.S. Treasury 5 Year Notes	452	March 2026	49,523,559	49,405,719	(117,840)
U.S. Treasury 10 Year Ultra Bonds	211	March 2026	24,403,366	24,268,297	(135,069)
U.S. Treasury Ultra Bonds	48	March 2026	5,686,757	5,664,000	(22,757)
Total Long Contracts					(364,064)
Short Contracts
Euro-Bobl	(2)	March 2026	(275,095)	(273,023)	2,072
Euro-Buxl	(21)	March 2026	(2,760,215)	(2,717,674)	42,541
Euro-OAT	(133)	March 2026	(19,020,537)	(18,848,410)	172,127
Japan 10 Year Bonds	(3)	March 2026	(2,552,990)	(2,535,942)	17,048
U.S. Treasury 2 Year Notes	(197)	March 2026	(41,103,058)	(41,131,445)	(28,387)
U.S. Treasury 10 Year Notes	(554)	March 2026	(62,680,345)	(62,290,375)	389,970
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP PIMCO Real Return Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	(79)	March 2026	$ (9,179,938)	$ (9,131,906)	$ 48,032
Total Short Contracts					643,403
Net Unrealized Appreciation					$ 279,339

1.	As of December 31, 2025, cash in the amount of $35,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2025.
Written Swaptions
As of December 31, 2025, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ (176,120)	$ (108,976)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ (176,120)	$ (79,976)
Swap Contracts
As of December 31, 2025, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 10,500,000	USD	6/18/27	Fixed 3.25%	1 Day SOFR	Annually/Annually	$ 68,639	$ 16,517	$ (52,122)
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(1,104)	1,278	2,382
3,200,000	EUR	10/8/27	Fixed 1.895%	6 Month EURIBOR	Annually/Semi-Annually	—	22,465	22,465
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(4,604)	6,619	11,223
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(2,672)	51,304	53,976
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(18,592)	20,311	38,903
9,619,700	USD	5/31/30	Fixed 3.29%	1 Day SOFR	Annually/Annually	(32)	40,918	40,950
12,668,900	USD	5/31/30	Fixed 3.375%	1 Day SOFR	Annually/Annually	12,482	12,460	(22)
4,400,000	USD	6/3/30	Fixed 3.77%	1 Day SOFR	Annually/Annually	(17,015)	(62,019)	(45,004)
15,300,000	GBP	9/17/30	Floating 1 Day SONIA	3.75%	Annually/Annually	(75,009)	97,421	172,430
7,100,000	GBP	3/18/31	Floating 1 Day SONIA	3.75%	Annually/Annually	30,722	37,366	6,644
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	317	150,448	150,131
5,900,000	EUR	8/15/32	Floating 6 Month EURIBOR	2.879%	Semi-Annually/Annually	—	73,368	73,368
5,100,000	USD	2/13/34	Floating 1 Day SOFR	3.085%	Annually/Annually	(40,523)	(211,523)	(171,000)
14,800,000	EUR	3/18/36	Floating 6 Month EURIBOR	2.75%	Semi-Annually/Annually	(48,502)	(312,850)	(264,348)
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	923,248	923,248
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2025†^ (continued)
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	$ 125,804	$ 1,527,315	$ 1,401,511
2,800,000	USD	6/20/54	Fixed 3.50%	1 Day SOFR	Annually/Annually	70,796	315,942	245,146
7,800,000	USD	3/19/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	1,010,076	1,215,971	205,895
2,500,000	USD	6/18/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	169,759	390,760	221,001
3,280,000	EUR	3/18/56	Fixed 3.00%	6 Month EURIBOR	Annually/Semi-Annually	(55,896)	195,584	251,480
						$ 1,224,646	$ 4,512,903	$ 3,288,257
As of December 31, 2025, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 3,500,000	USD	1/14/26	1 Month USD-CPI	Fixed 2.70%	At Maturity	$ —	$ (9,611)	$ (9,611)
2,000,000	USD	2/5/26	1 Month USD-CPI	Fixed 2.82%	At Maturity	—	1,813	1,813
2,200,000	USD	2/13/26	1 Month USD-CPI	Fixed 2.842%	At Maturity	—	2,760	2,760
2,100,000	USD	2/21/26	1 Month USD-CPI	Fixed 3.043%	At Maturity	—	7,069	7,069
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	6,005	661,606	655,601
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	2,773	314,837	312,064
1,500,000	USD	4/23/26	1 Month USD-CPI	Fixed 3.323%	At Maturity	—	12,205	12,205
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	875	208,627	207,752
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	208	92,207	91,999
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	780	121,250	120,470
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	329	48,468	48,139
2,000,000	USD	6/4/26	1 Month USD-CPI	Fixed 3.30%	At Maturity	—	11,088	11,088
4,100,000	USD	8/27/26	1 Month USD-CPI	Fixed 3.434%	At Maturity	—	26,789	26,789
6,700,000	EUR	6/15/27	Fixed 1.636%	1 Month EUR-CPI	At Maturity	—	12,254	12,254
2,100,000	GBP	9/15/27	Fixed 3.365%	1 Month UKRPI-CPI	At Maturity	—	(28,789)	(28,789)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(3,161)	(81,264)	(78,103)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(2,247)	(54,260)	(52,013)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	23,112	23,112
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	34,338	34,338
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(103,038)	(451,133)	(348,095)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(150,875)	(487,568)	(336,693)
3,300,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(62,154)	(688,635)	(626,481)
700,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	—	(12,598)	(12,598)
1,600,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	(2,437)	(28,794)	(26,357)
600,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	2,339	30,913	28,574
1,200,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	6,478	61,826	55,348
800,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	—	37,097	37,097
1,300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	—	(20,835)	(20,835)
700,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	(151)	32,460	32,611
300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	(2,924)	(4,807)	(1,883)
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	3,639	3,639
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,161)	22,894	32,055
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	5,398	5,398
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	106	5,398	5,292
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	114	5,408	5,294
400,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	2,431	63,862	61,431
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	72,409	72,409
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	776	54,307	53,531
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,643	36,204	34,561
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	17,220	17,220
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP PIMCO Real Return Portfolio

Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	$ 3,626	$ 51,659	$ 48,033
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	46,458	46,458
						$ (307,665)	$ 257,281	$ 564,946
As of December 31, 2025, the Portfolio held the following open OTC debt total return swap agreements2:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR + 0.18%	1/15/26	Daily	$ 10,000	$ (26,709)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 0.18%	1/15/26	Daily	20,000	(143,835)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR + 0.18%	1/15/26	Daily	15,000	(53,906)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 Day SOFR + 0.18%	1/15/26	Daily	10,000	(30,186)
						$ (254,636)

1.	As of December 31, 2025, cash in the amount of $1,207,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Portfolio receives the total return of the referenced entity and pays the floating rate.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
BRL—Brazil Real
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
Buxl—Ultra Long German Bond Future
CAD—Canada Dollar
CHF—Switzerland Franc
CLO—Collateralized Loan Obligation
CNY—China Yuan Renminbi
CPI—Consumer Price Index
DAC—Designated Activity Company
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IDR—Indonesia Rupiah
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2025†^ (continued)
ILS—Israel Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—Korean Won
MXN—Mexico Peso
NZD—New Zealand Dollar
OAT—Obligations assimilables du Trésor
PEN—Peru Nuevo Sol
PLN—Poland Zloty
REMIC—Real Estate Mortgage Investment Conduit
SGD—Singapore Dollar
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
TBA—To Be Announced
THB—Thailand Baht
TONAR—Tokyo Overnight Average Rate
TWD—Taiwan New Dollar
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
ZAR—South African Rand
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP PIMCO Real Return Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 27,900,443	$ —	$ 27,900,443
Corporate Bonds	—	3,219,756	—	3,219,756
Foreign Government Bonds	—	18,943,516	—	18,943,516
Mortgage-Backed Securities	—	23,370,684	—	23,370,684
U.S. Government & Federal Agencies	—	447,607,657	—	447,607,657
Total Long-Term Bonds	—	521,042,056	—	521,042,056
Short-Term Investments
Affiliated Investment Company	495,078	—	—	495,078
Repurchase Agreement	—	8,100,000	—	8,100,000
U.S. Treasury Debt	—	992	—	992
Total Short-Term Investments	495,078	8,100,992	—	8,596,070
Total Investments in Securities	495,078	529,143,048	—	529,638,126
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	385,320	—	385,320
Futures Contracts	671,790	—	—	671,790
Interest Rate Swap Contracts	—	3,820,753	—	3,820,753
Inflation Swap Contracts	—	2,106,404	—	2,106,404
Total Other Financial Instruments	671,790	6,312,477	—	6,984,267
Total Investments in Securities and Other Financial Instruments	$ 1,166,868	$ 535,455,525	$ —	$ 536,622,393
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (543,931)	$ —	$ (543,931)
Futures Contracts (b)	(392,451)	—	—	(392,451)
Written Options	—	(188,952)	—	(188,952)
Interest Rate Swap Contracts (b)	—	(532,496)	—	(532,496)
Inflation Swap Contracts (b)	—	(1,541,458)	—	(1,541,458)
OTC Debt Total Return Swap Contracts (b)	—	(254,636)	—	(254,636)
Total Other Financial Instruments	$ (392,451)	$ (3,061,473)	$ —	$ (3,453,924)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2025†^ (continued)
Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-BuyBack Transactions (b)
BNP Paribas S.A.	3.92%	12/16/2025	1/14/2026	$2,883,277	$2,880,723
BNP Paribas S.A.	3.92	12/16/2025	1/14/2026	3,666,789	3,660,556
BNP Paribas S.A.	3.92	12/16/2025	1/14/2026	38,971,808	38,912,193
BNP Paribas S.A.	3.92	12/16/2025	1/14/2026	18,971,507	18,950,848
BNP Paribas S.A.	3.92	12/16/2025	1/14/2026	7,260,894	7,253,015
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	16,138,303	16,134,903
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	6,541,744	6,540,527
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	4,012,048	4,011,245
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	2,842,607	2,842,049
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	8,511,338	8,509,032
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	1,888,787	1,888,247
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	7,076,169	7,074,435
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	6,548,278	6,546,444
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	5,425,371	5,423,923
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	7,106,781	7,104,847
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	3,707,113	3,706,076
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	2,185,700	2,184,917
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	2,453,118	2,452,176
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	4,318,934	4,317,875
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	4,249,485	4,248,575
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	4,839,742	4,838,599
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	9,999,897	9,997,313
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	6,770,111	6,768,383
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	13,907,445	13,904,132
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	18,024,748	18,020,118
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	7,825,805	7,823,794
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	8,337,593	8,335,344
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	12,179,232	12,175,985
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	25,853,687	25,847,195
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	12,693,062	12,689,581
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	13,136,423	13,133,045
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	11,227,056	11,224,688
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	12,469,279	12,466,396
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	20,146,286	20,141,748
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	15,080,447	15,077,525
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	5,216,196	5,215,076
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	6,483,412	6,482,099
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	11,228,616	11,226,257
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	10,625,629	10,623,434
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	5,885,224	5,883,975
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	2,759,997	2,759,422
BNP Paribas S.A.	3.98	12/29/2025	1/6/2026	6,066,648	6,065,250
BNP Paribas S.A.	4.02	12/29/2025	1/6/2026	1,332,001	1,331,050
BNP Paribas S.A.	3.92	12/30/2025	1/7/2026	25,866,343	25,859,673
BNP Paribas S.A.	4.02	12/30/2025	1/5/2026	1,022,917	1,022,377
				$423,737,847	$423,555,065
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP PIMCO Real Return Portfolio

(a) During the year ended December 31, 2025, the Portfolio’s average amount of borrowing was $52,148,370 at a weighted average interest rate of 4.35%.
(b) Payable for sale-buyback transactions includes $(182,782) of deferred price drop.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $555,382,604)	$521,043,048
Investment in affiliated investment companies, at value (identified cost $495,078)	495,078
Repurchase agreements, at value (amortized cost $8,100,000)	8,100,000
Cash denominated in foreign currencies (identified cost $1,384,930)	907,047
Cash collateral on deposit at broker for futures contracts	35,000
Cash collateral on deposit at broker for swap contracts	1,207,000
Receivables:
Investment securities sold	363,968,060
Interest	1,512,525
Variation margin on centrally cleared swap contracts	478,531
Portfolio shares sold	354,053
Variation margin on futures contracts	132,751
Unrealized appreciation on foreign currency forward contracts	385,320
Other assets	2,589
Total assets	898,621,002
Liabilities
Written options, at value (premiums received $352,240)	188,952
Due to custodian	861
Payables:
Sale-buyback transactions	423,555,065
Investment securities purchased	67,570,959
Portfolio shares redeemed	792,102
Manager (See Note 3)	131,162
Distribution/Service fees (See Note 3)	67,286
Professional fees	64,999
Custodian	27,016
Shareholder communication	50
Accrued expenses	2,378
Unrealized depreciation on OTC swap contracts	254,636
Unrealized depreciation on foreign currency forward contracts	543,931
Total liabilities	493,199,397
Net assets	$405,421,605
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$51,750
Additional paid-in-capital	519,837,748
519,889,498
Total distributable earnings (loss)	(114,467,893)
Net assets	$405,421,605
Initial Class
Net assets applicable to outstanding shares	$89,751,215
Shares of beneficial interest outstanding	11,434,756
Net asset value per share outstanding	$7.85
Service Class
Net assets applicable to outstanding shares	$315,670,390
Shares of beneficial interest outstanding	40,314,752
Net asset value per share outstanding	$7.83

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP PIMCO Real Return Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$21,827,965
Dividends-affiliated	46,282
Securities lending, net	30
Total income	21,874,277
Expenses
Manager (See Note 3)	2,042,811
Interest expense (See Note 2(R))	2,301,815
Distribution/Service—Service Class (See Note 3)	802,383
Custodian	187,475
Professional fees	167,181
Shareholder communication	56,549
Trustees	10,023
Miscellaneous	15,904
Total expenses before waiver/reimbursement	5,584,141
Expense waiver/reimbursement from Manager (See Note 3)	(314,586)
Net expenses	5,269,555
Net investment income (loss)	16,604,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,574,698)
Futures transactions	(291,682)
Swap transactions	1,998,301
Foreign currency transactions	(168,557)
Foreign currency forward transactions	(1,337,221)
Written option transactions	(43,721)
Net realized gain (loss)	(2,417,578)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	15,469,852
Futures contracts	(179,446)
Swap contracts	3,138,510
Foreign currency forward contracts	(1,235,402)
Translation of other assets and liabilities in foreign currencies	35,560
Written option contracts	143,552
Net change in unrealized appreciation (depreciation)	17,372,626
Net realized and unrealized gain (loss)	14,955,048
Net increase (decrease) in net assets resulting from operations	$31,559,770
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$16,604,722	$17,017,041
Net realized gain (loss)	(2,417,578)	(12,301,894)
Net change in unrealized appreciation (depreciation)	17,372,626	3,493,569
Net increase (decrease) in net assets resulting from operations	31,559,770	8,208,716
Distributions to shareholders:
Initial Class	(4,657,955)	(3,205,136)
Service Class	(15,771,479)	(11,744,666)
Total distributions to shareholders	(20,429,434)	(14,949,802)
Capital share transactions:
Net proceeds from sales of shares	38,516,135	43,587,073
Net asset value of shares issued to shareholders in reinvestment of distributions	20,429,434	14,949,802
Cost of shares redeemed	(76,507,389)	(120,463,488)
Increase (decrease) in net assets derived from capital share transactions	(17,561,820)	(61,926,613)
Net increase (decrease) in net assets	(6,431,484)	(68,667,699)
Net Assets
Beginning of year	411,853,089	480,520,788
End of year	$405,421,605	$411,853,089
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP PIMCO Real Return Portfolio

Statement of Cash Flows
for the year ended December 31, 2025
Cash Flows From (Used in) Operating Activities:
Net increase in net assets resulting from operations	$31,559,770
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Long term investments purchased	(714,221,325)
Long term investments sold	685,711,022
Sale of short term investments, net	257,833,401
Sale of affiliated investments, net	566,988
Amortization (accretion) of discount and premium, net	(13,834,697)
Decrease in due from custodian	71,140
Decrease in investment securities sold receivable	13,880,318
Decrease in interest receivable	38,494
Decrease in securities lending	34
Decrease in other assets	51
Decrease in unrealized appreciation for open forward foreign currency contracts	712,645
Decrease in premiums from written options	(173,480)
Decrease in investment securities purchased payable	(223,024,370)
Decrease in cash collateral due to broker for foreign currency forward contracts	(60,000)
Decrease in due to NYLIFE Distributors	(2,517)
Decrease in professional fees payable	(3,344)
Decrease in custodian payable	(24,967)
Decrease in shareholder communication payable	(2,193)
Decrease in due to trustees	(8)
Decrease in due to manager	(18,355)
Increase in variation margin on centrally cleared swap contracts	(212,730)
Decrease in variation margin on futures contracts	248,509
Increase in unrealized depreciation for open forward foreign currency contracts	522,757
Decrease in accrued expenses	(329)
Decrease in unrealized depreciation on OTC swap contracts	(645,032)
Net realized loss from investments	2,574,698
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(15,469,852)
Net change in unrealized (appreciation) depreciation on written options	(143,552)
Net cash from operating activities	25,883,076
Cash Flows From (Used in) Financing Activities:
Proceeds from shares sold	38,485,457
Payment on shares redeemed	(75,920,004)
Increase in due to custodian	(58,683)
Proceeds on sale-buyback transactions	2,998,878,031
Payments from sale-buyback transactions	(2,988,693,557)
Net cash used in financing activities	(27,308,756)
Effect of exchange rate changes on cash	33,388
Net decrease in cash	(1,392,292)
Cash, restricted cash and foreign currency at beginning of year	3,541,339
Cash, restricted cash and foreign currency at end of year	$2,149,047
Non-cash financing activities not included herein consist of all reinvestment of dividends and distributions of $20,429,434.

Supplemental Disclosure of Cash Flow Information:
The following tables provide a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of the such amounts shown on the Statement of Cash Flows:
Cash and restricted cash at beginning of year
Cash denominated in foreign currencies	$1,263,339
Cash collateral on deposit at broker for futures contracts	1,063,000
Cash collateral on deposit at broker for swap contracts	1,215,000
Total cash and restricted cash shown in the Statement of Cash Flows	$3,541,339
Cash and restricted cash at end of year
Cash denominated in foreign currencies	$907,047
Cash collateral on deposit at broker for futures contracts	35,000
Cash collateral on deposit at broker for swap contracts	1,207,000
Total cash and restricted cash shown in the Statement of Cash Flows	$2,149,047
Restricted cash consists of cash that has been segregated to cover the Portfolio’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as cash collateral on deposit at brokers.
For the year ended December 31, 2025, the portfolio paid $2,301,815 in interest expense.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.65	$7.77	$8.23	$9.92	$9.47
Net investment income (loss) (a)	0.34	0.32	0.35	0.68	0.50
Net realized and unrealized gain (loss)	0.29	(0.13)	(0.09)	(1.82)	—
Total from investment operations	0.63	0.19	0.26	(1.14)	0.50
Less distributions:
From net investment income	(0.43)	(0.31)	(0.72)	(0.55)	(0.05)
Net asset value at end of year	$7.85	$7.65	$7.77	$8.23	$9.92
Total investment return (b)	8.16%	2.21%	3.72%	(11.45)%	5.36%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.26%	4.09%	4.31%(d)	7.42%	5.20%
Net expenses (e)	1.09%	0.82%	0.77%(f)	0.71%	0.55%
Expenses (before waiver/reimbursement) (e)	1.17%	0.89%	0.84%	0.76%	0.59%
Interest expense and fees	0.56%	0.29%	0.25%	0.18%	0.02%
Portfolio turnover rate	139%	156%	81%	71%	125%(g)
Net assets at end of year (in 000's)	$89,751	$85,337	$134,068	$119,313	$139,038

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 4.30%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.78%.
(g)	The portfolio turnover rate not including mortgage dollar rolls was 42% for the year ended December 31, 2021.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.63	$7.75	$8.20	$9.89	$9.44
Net investment income (loss) (a)	0.32	0.30	0.33	0.66	0.44
Net realized and unrealized gain (loss)	0.28	(0.14)	(0.08)	(1.82)	0.04
Total from investment operations	0.60	0.16	0.25	(1.16)	0.48
Less distributions:
From net investment income	(0.40)	(0.28)	(0.70)	(0.53)	(0.03)
Net asset value at end of year	$7.83	$7.63	$7.75	$8.20	$9.89
Total investment return (b)	7.89%	1.95%	3.46%	(11.68)%	5.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.01%	3.78%	4.04%(c)	7.27%	4.58%
Net expenses (d)	1.34%	1.07%	1.02%(e)	0.96%	0.80%
Expenses (before waiver/reimbursement) (d)	1.42%	1.14%	1.09%	1.01%	0.84%
Interest expense and fees	0.56%	0.29%	0.25%	0.18%	0.02%
Portfolio turnover rate	139%	156%	81%	71%	125%(f)
Net assets at end of year (in 000's)	$315,670	$326,516	$346,452	$374,580	$452,844

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 4.03%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.03%.
(f)	The portfolio turnover rate not including mortgage dollar rolls was 42% for the year ended December 31, 2021.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP PIMCO Real Return Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP PIMCO Real Return Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum real return, consistent with preservation of real capital and prudent investment management.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

25

Notes to Financial Statements (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps (including swaptions) are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.

26	NYLI VP PIMCO Real Return Portfolio

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
27

Notes to Financial Statements (continued)
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio,

28	NYLI VP PIMCO Real Return Portfolio

potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(J) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in a multilateral or other trade facility platforms, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Total Return Swaps: Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.
Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.
Interest Rate Swaps : An interest rate swap is an agreement between two parties where one stream of future interest payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often Secured Overnight Financing Rate ("SOFR")). The Portfolio will typically use interest rate swaps to limit, or manage, its exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate than it would have been able to get without the swap.
(K) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The
29

Notes to Financial Statements (continued)
Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(L) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(M) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the

30	NYLI VP PIMCO Real Return Portfolio

collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
(N) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(O) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(P) Options Contracts. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swaps, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. Entering into options contracts involves leverage risk, liquidity risk, counterparty risk, market risk, operational risk and legal risk. The Portfolio, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. Writing call options involves risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.
The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Alternatively, purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.
The Portfolio may purchase or write foreign currency options. Purchasing a foreign currency option gives the Portfolio the right, but not the obligation, to buy or sell a specified amount of the currency at a specified rate of exchange that may be exercised on or before the option’s expiration date. Writing a foreign currency option obligates the Portfolio to buy or sell a specified amount of foreign currency at a specified rate of
31

Notes to Financial Statements (continued)
exchange, and such option may be exercised on or before the option’s expiration date in exchange for an option premium. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The risks associated with writing a foreign currency put option include the risk that the Portfolio may incur a loss if the value of the referenced foreign currency decreases and the option is exercised. The risks associated with writing a foreign currency call option include the risk that if the value of the referenced foreign currency increases, and if the option is exercised, the Portfolio must either acquire the referenced foreign currency at the then higher price for delivery or, if the Portfolio already owns the referenced foreign currency, forego the opportunity for profit with respect to such foreign currency.
The Portfolio may purchase or write option on exchanged-traded futures contracts (“Futures Option”) to hedge an existing position or futures investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.
The Portfolio may purchase or write inflation-capped options to enhance returns or for hedging opportunities. An inflation-capped option pays out if inflation exceeds a certain level over a specified period of time. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
(Q) Interest Rate and Credit Default Swaptions. The Portfolio may enter into interest rate or credit default swaption agreements. A swaption is an option to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer. The credit default swaption agreement will specify whether the buyer of the swaption will be buying protection or selling protection.
(R) Sale-Buybacks. The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’ in accordance with Rule 18f-4 under the 1940 Act. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop”. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.
(S) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of December 31, 2025, are shown in the Portfolio of Investments.
(T) Treasury Inflation-Protected Securities.  The Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income on the Statement of Operations. TIPS are subject to interest rate risk.
(U) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government

32	NYLI VP PIMCO Real Return Portfolio

or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(V) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain over-the-counter ("OTC") derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(W) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(X) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio wrote or purchased options to enhance returns or to hedge an existing position or future investment.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Portfolio's holdings. These derivatives are not accounted for as hedging instruments.
The Portfolio utilizes interest rate and inflation swap agreements to manage its exposure to interest rate and inflation risk.
The Portfolio entered into foreign currency forward contracts to to hedge the currency exposure associated with some or all of the Portfolio's securities or as a part of an investment strategy.
33

Notes to Financial Statements (continued)
Fair value of derivative instruments as of December 31, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$671,790	$671,790
Centrally Cleared Swap Contracts - Net Assets—Net unrealized appreciation on swap contracts (b)	—	5,927,157	5,927,157
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	385,320	—	385,320
Total Fair Value	$385,320	$6,598,947	$6,984,267

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options - Investments in written options, at value	$—	$(188,952)	$(188,952)
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	—	(392,451)	(392,451)
OTC Swap Contracts - Unrealized depreciation on OTC swap contracts	—	(254,636)	(254,636)
Centrally Cleared Swap Contracts - Net Assets—Net unrealized depreciation on swap contracts (b)	—	(2,073,954)	(2,073,954)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(543,931)	—	(543,931)
Total Fair Value	$(543,931)	$(2,909,993)	$(3,453,924)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Option Transactions	$—	$(43,721)	$(43,721)
Futures Transactions	—	(291,682)	(291,682)
Swap Transactions	—	1,998,301	1,998,301
Forward Transactions	(1,337,221)	—	(1,337,221)
Total Net Realized Gain (Loss)	$(1,337,221)	$1,662,898	$325,677

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options	$—	$143,552	$143,552
Futures Contracts	—	(179,446)	(179,446)
Swap Contracts	—	3,138,510	3,138,510
Forward Contracts	(1,235,402)	—	(1,235,402)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,235,402)	$3,102,616	$1,867,214

34	NYLI VP PIMCO Real Return Portfolio

Average Notional Amount	Total
Written Swaptions	$(53,200,000)
Futures Contracts Long	$126,256,940
Futures Contracts Short	$(176,177,587)
Swap Contracts Long	$287,773,603
Forward Contracts Long	$24,287,566
Forward Contracts Short	$(78,580,867)
(Y) Borrowings and other financing transactions summary
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of December 31, 2025:
Counterparty	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure
Master Securities Forward Transaction Agreement
BNP Paribas S.A.	$(423,555,065)	$(423,555,065)	$423,737,847	$182,782
Total Borrowings and Other Financing Transactions	$(423,555,065)	$(423,555,065)	$423,737,847	$182,782
(a)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.
Certain Transfers Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Sale-Buyback Transactions
US Treasury Obligations	$—	$423,555,065	$—	$—	$423,555,065
Total Borrowings	$—	$423,555,065	$—	$—	$423,555,065
Payable for sale-buyback financing transactions					$423,555,065

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pacific Investment Management Company LLC (“ PIMCO” or the “Subadvisor”), a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and PIMCO, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual percentage of 0.50% of the Portfolio’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.53% and 0.78%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,042,811 and waived

35

Notes to Financial Statements (continued)
fees and/or reimbursed expenses in the amount of $314,586 and paid the Subadvisor fees in the amount of $1,021,405.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$637,894,949	$1,617,991	$(106,818,993)	$(105,201,002)
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$15,357,137	$(24,472,218)	$—	$(105,352,812)	$(114,467,893)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments, cumulative bond amortization adjustment, cumulative mark to market of swaps, mark to market of forwards contract, mark to market of futures contracts and straddle loss deferral adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $24,472,218, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$3,618	$20,854
The Portfolio utilized $590,638 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$20,429,434	$14,949,802
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement

36	NYLI VP PIMCO Real Return Portfolio

for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of U.S. government securities were $2,168 and $2,085, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $712,053 and $683,626, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	907,851	$7,202,741
Shares issued to shareholders in reinvestment of distributions	593,733	4,657,955
Shares redeemed	(1,223,606)	(9,681,724)
Net increase (decrease)	277,978	$2,178,972
Year ended December 31, 2024:
Shares sold	1,791,422	$13,933,729
Shares issued to shareholders in reinvestment of distributions	409,356	3,205,136
Shares redeemed	(8,284,881)	(64,198,199)
Net increase (decrease)	(6,084,103)	$(47,059,334)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	3,937,917	$31,313,394
Shares issued to shareholders in reinvestment of distributions	2,014,083	15,771,479
Shares redeemed	(8,433,074)	(66,825,665)
Net increase (decrease)	(2,481,074)	$(19,740,792)
Year ended December 31, 2024:
Shares sold	3,816,930	$29,653,344
Shares issued to shareholders in reinvestment of distributions	1,502,913	11,744,666
Shares redeemed	(7,204,367)	(56,265,289)
Net increase (decrease)	(1,884,524)	$(14,867,279)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP PIMCO Real Return Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP PIMCO Real Return Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statements of operations and cash flows for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
38	NYLI VP PIMCO Real Return Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
44

In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
45

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
46

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
47

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
48

NYLI VP Floating Rate Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 93.9%
Asset-Backed Securities 3.2%
Other Asset-Backed Securities 3.2%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
5.905% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 527,118
Series 2024-1A, Class D
7.755% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,255,114
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.534% (3 Month SOFR + 1.65%), due 1/20/38	694,433	694,802
Series 2024-3A, Class D2
7.984% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,251,584
720 East CLO VIII Ltd.
Series 2025-8A, Class D1
6.879% (3 Month SOFR + 2.80%), due 7/20/38 (a)(b)	2,000,000	2,007,506
AGL CLO 44 Ltd.
Series 2025-44A, Class D1
6.453% (3 Month SOFR + 2.50%), due 10/22/37 (a)(b)	1,500,000	1,497,644
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.082% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	1,937,500	1,948,212
AIMCO CLO 20 Ltd.
Series 2023-20A, Class D1R
6.494% (3 Month SOFR + 2.60%), due 10/16/38 (a)(b)	3,000,000	3,013,884
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
7.608% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,022,200
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
5.884% (3 Month SOFR + 2.00%), due 4/18/37	1,500,000	1,503,517
Series 2024-1A, Class D
7.484% (3 Month SOFR + 3.60%), due 4/18/37	1,200,000	1,204,751
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.534% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,004,178
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Elmwood CLO 35 Ltd. (a)(b) (continued)
Series 2024-11A, Class D2
7.884% (3 Month SOFR + 4.00%), due 10/18/37	$ 600,000	$ 602,998
Elmwood CLO 45 Ltd.
Series 2025-8A, Class D
6.48% (3 Month SOFR + 2.60%), due 10/17/38 (a)(b)	2,500,000	2,502,697
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class BR
5.605% (3 Month SOFR + 1.70%), due 10/15/38	1,250,000	1,253,645
Series 2022-1A, Class BR
5.634% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,252,545
Series 2023-2A, Class D1R
6.705% (3 Month SOFR + 2.80%), due 10/15/38	1,250,000	1,253,513
Series 2022-1A, Class D1R
6.884% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,252,375
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.184% (3 Month SOFR + 2.30%), due 10/20/36	1,000,000	1,001,105
Series 2023-32A, Class D
8.184% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,003,782
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
5.905% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,252,799
Series 2022-2A, Class D1R
6.884% (3 Month SOFR + 3.00%), due 7/20/37	625,000	623,745
Series 2024-1A, Class D
7.305% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,254,011
Series 2022-2A, Class D2R
8.084% (3 Month SOFR + 4.20%), due 7/20/37	625,000	627,358
Palmer Square Loan Funding Ltd.
Series 2025-3A, Class C
6.11% (3 Month SOFR + 2.40%), due 1/15/34 (a)(b)	1,500,000	1,500,041

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
5.86% (3 Month SOFR + 2.00%), due 4/23/37	$ 1,500,000	$ 1,503,076
Series 2024-24A, Class D
7.46% (3 Month SOFR + 3.60%), due 4/23/37	1,500,000	1,506,765
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class D1R
6.634% (3 Month SOFR + 2.75%), due 7/20/38 (a)(b)	1,500,000	1,507,174
Total Asset-Backed Securities (Cost $37,706,937)		37,828,139
Corporate Bonds 7.9%
Aerospace & Defense 0.0% ‡
TransDigm, Inc.
6.75%, due 1/31/34 (a)	250,000	260,421
Airlines 0.3%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,200,000	2,216,415
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	199,750
4.625%, due 4/15/29	600,000	597,397
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	1,000,000	1,034,281
		4,047,843
Auto Manufacturers 0.4%
Ford Motor Co.
6.10%, due 8/19/32	2,000,000	2,060,731
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,087,355
		4,148,086
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd.
7.50%, due 2/15/33 (a)	1,100,000	1,135,260
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	624,000	624,195
		1,759,455
Building Materials 0.5%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	1,800,000	1,864,349
	Principal Amount	Value

Building Materials (continued)
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	$ 1,500,000	$ 1,554,045
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	750,000	768,893
Wilsonart LLC
11.00%, due 8/15/32 (a)	2,000,000	1,787,164
		5,974,451
Chemicals 0.6%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	251,389	27,627
Celanese US Holdings LLC
6.75%, due 4/15/33	1,550,000	1,541,868
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,085,851
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,000,000	692,626
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	2,076,962
Olympus Water US Holding Corp.
7.25%, due 6/15/31 (a)	1,220,000	1,248,069
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	285,566
		6,958,569
Commercial Services 0.7%
Allied Universal Holdco LLC
7.875%, due 2/15/31 (a)	950,000	1,001,185
Avis Budget Car Rental LLC (a)
8.00%, due 2/15/31	1,500,000	1,541,569
8.25%, due 1/15/30	1,000,000	1,034,837
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,327,799
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	291,241
4.875%, due 7/1/29	300,000	283,653
ION Platform Finance US, Inc.
7.875%, due 9/30/32 (a)	2,700,000	2,561,915
WEX, Inc.
6.50%, due 3/15/33 (a)	400,000	409,464
		8,451,663
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	340,000	358,389

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Distribution & Wholesale 0.1%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	$ 880,000	$ 836,040
Diversified Financial Services 0.6%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,319,899
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	1,500,000	1,542,178
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	580,824
8.00%, due 2/15/27	750,000	767,040
Jane Street Group
7.125%, due 4/30/31 (a)	1,500,000	1,576,149
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	1,000,000	1,056,234
		6,842,324
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,042,084
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,503,451
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	700,000	736,410
		3,281,945
Entertainment 0.2%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,460,276
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,000,000	1,010,150
		2,470,426
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	997,967
Food 0.0% ‡
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	262,781
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	750,000	736,245
	Principal Amount	Value

Healthcare-Products 0.1%
Embecta Corp.
6.75%, due 2/15/30 (a)	$ 1,500,000	$ 1,476,171
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	201,081
		1,677,252
Healthcare-Services 0.3%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,000,000	1,045,804
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	305,000	311,742
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	750,000	814,098
10.00%, due 6/1/32	1,000,000	1,062,084
		3,233,728
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,621,382
Insurance 0.3%
Acrisure LLC (a)
8.25%, due 2/1/29	550,000	571,314
8.50%, due 6/15/29	1,050,000	1,098,761
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,072,496
		3,742,571
Internet 0.0% ‡
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	568,342
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	399,488
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	220,000	163,350
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	900,000	783,000
		946,350
Media 0.5%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	936,000	1,006,519
Univision Communications, Inc. (a)
8.00%, due 8/15/28	2,113,000	2,188,381
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Univision Communications, Inc. (a) (continued)
8.50%, due 7/31/31	$ 1,750,000	$ 1,828,101
VZ Secured Financing BV
7.50%, due 1/15/33 (a)	700,000	709,120
		5,732,121
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,530,000	1,588,677
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	1,130,000	1,184,308
SM Energy Co. (a)
6.75%, due 8/1/29	900,000	906,608
7.00%, due 8/1/32	900,000	884,762
		2,975,678
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	1,250,000	1,203,575
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	376,554
Clydesdale Acquisition Holdings, Inc. (a)
6.75%, due 4/15/32	600,000	616,965
6.875%, due 1/15/30	714,000	731,850
8.75%, due 4/15/30	100,000	101,668
LABL, Inc.
8.625%, due 10/1/31 (a)	2,000,000	1,063,715
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	809,451
		3,700,203
Pharmaceuticals 0.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	350,000	364,006
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	863,000	912,140
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	496,917
		1,773,063
	Principal Amount	Value

Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	$ 400,000	$ 421,310
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	518,982
		940,292
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,330,000	1,291,689
Real Estate Investment Trusts 0.2%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	349,554
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	680,000	726,195
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	298,757
7.25%, due 7/15/28 (a)	900,000	928,094
		2,302,600
Retail 0.3%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	1,040,000	990,501
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	1,500,000	1,473,750
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	899,990
		3,364,241
Software 0.2%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,389,904
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,546,735
		2,936,639
Telecommunications 0.3%
CommScope LLC
9.50%, due 12/15/31 (a)	997,000	1,007,010
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	280,904
Zegona Finance plc
8.625%, due 7/15/29 (a)	1,800,000	1,909,228
		3,197,142
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	830,000	878,386

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	$ 1,150,000	$ 1,208,941
Total Corporate Bonds (Cost $93,528,035)		93,668,965
Loan Assignments 82.8%
Aerospace & Defense 3.2%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
7.134% (3 Month SOFR + 3.25%), due 5/28/32 (b)	2,189,000	2,196,526
Arcline FM Holdings LLC
First Lien 2025-1 New Term Loan
6.422% (3 Month SOFR + 2.75%), due 6/24/30 (b)	3,218,664	3,230,734
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
5.566% (1 Month SOFR + 1.75%), due 9/6/27 (b)	2,450,875	2,457,384
Chromalloy Corp.
First Lien Term Loan
7.226% (3 Month SOFR + 3.25%), due 3/27/31 (b)	4,961,143	4,985,949
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
8.37% (6 Month SOFR + 3.75%), due 8/3/29 (b)	1,948,157	1,953,028
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
5.716% (1 Month SOFR + 2.00%), due 10/31/31	370,553	371,811
First Lien Initial Term Loan B2
5.716% (1 Month SOFR + 2.00%), due 10/31/31	140,947	141,425
Engineering Research and Consulting LLC
First Lien Term Loan B
8.916% (1 Month SOFR + 5.00%), due 8/15/31 (b)	2,582,988	1,808,091
Goat Holdco LLC
First Lien Term Loan B
6.466% (1 Month SOFR + 2.75%), due 1/27/32 (b)	3,933,972	3,941,839
Kaman Corp. (b)
First Lien Initial Term Loan 6.322% - 6.544%
(3 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 2/26/32	909,225	912,180
	Principal Amount	Value

Aerospace & Defense (continued)
Kaman Corp. (b) (continued)
First Lien Delayed Term Loan
6.427% (3 Month SOFR + 2.50%), due 2/26/32	$ 8,234	$ 8,261
PAC DAC LLC
First Lien Term Loan B
7.108% (3 Month SOFR + 3.25%), due 10/28/30 (b)	3,000,000	2,966,250
TransDigm, Inc. (b)
First Lien Tranche Term Loan K
5.966% (1 Month SOFR + 2.25%), due 3/22/30	9,467,569	9,492,554
First Lien Tranche Term Loan L
6.216% (1 Month SOFR + 2.50%), due 1/19/32	987,500	991,203
Vista Management Holding, Inc.
First Lien Initial Term Loan
7.735% (3 Month SOFR + 3.75%), due 4/1/31 (b)	2,500,000	2,520,313
		37,977,548
Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B2
8.081% (1 Month SOFR + 4.25%), due 8/13/30 (b)	2,194,613	2,204,671
Automobile 3.0%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.172% (3 Month SOFR + 4.50%), due 5/28/32 (b)	3,191,527	3,129,027
American Axle & Manufacturing, Inc.
First Lien Incremental Term Loan C
7.408% (1 Year SOFR + 3.25%), due 2/24/32 (b)	2,500,000	2,498,958
Autokiniton US Holdings, Inc.
First Lien Term Loan B
7.831% (1 Month SOFR + 4.00%), due 4/6/28 (b)	2,907,192	2,875,393
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.216% (1 Month SOFR + 2.50%), due 5/6/30	3,385,800	3,390,879
First Lien Amendment No. 6 Dollar Term Loan
6.466% (1 Month SOFR + 2.75%), due 1/28/32	4,987,500	4,993,734
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Automobile (continued)
First Brands Group LLC (b)(d)(e)
First Lien 2021 Term Loan
10.987% (1 Month SOFR + 7.00%), due 3/30/27	$ 1,428,614	$ 3,572
First Lien 2022-II Incremental Term Loan
10.987% (1 Month SOFR + 7.00%), due 3/30/27	304,597	761
Gates Corp.
First Lien Initial Dollar Term Loan B5
5.666% (1 Month SOFR + 1.75%), due 6/4/31 (b)	4,443,750	4,453,624
Gates Global LLC
First Lien Initial Dollar Term Loan B4
5.466% (1 Month SOFR + 1.75%), due 11/16/29 (b)	1,587,174	1,589,653
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.716% (1 Month SOFR + 3.00%), due 5/4/28 (b)	5,003,675	5,020,352
Openlane, Inc.
First Lien 2025 Incremental Term Loan
6.365% (3 Month SOFR + 2.50%), due 10/1/32 (b)	3,000,000	3,000,000
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.216% (1 Month SOFR + 2.50%), due 1/30/31 (b)	4,092,008	4,096,272
		35,052,225
Banking 0.7%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
6.716% (1 Month SOFR + 3.00%), due 4/7/28 (b)	3,570,884	3,586,825
Jane Street Group LLC
First Lien Extended Term Loan
5.822% (3 Month SOFR + 2.00%), due 12/15/31 (b)	4,468,648	4,444,910
		8,031,735
Beverage, Food & Tobacco 2.1%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
6.831% (1 Month SOFR + 3.00%), due 12/8/28 (b)	3,244,044	3,252,155
	Principal Amount	Value

Beverage, Food & Tobacco (continued)
Chobani LLC
First Lien Closing Date Term Loan
5.966% (1 Month SOFR + 2.25%), due 10/28/32 (b)	$ 3,000,000	$ 3,011,250
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.522% (1 Month SOFR + 3.75%), due 12/9/31 (b)	2,638,258	2,634,137
Froneri International Ltd.
First Lien Facility Term Loan B4
6.447% (6 Month SOFR + 2.25%), due 9/30/31 (b)	1,414,778	1,413,206
Froneri US, Inc.
First Lien Facility Term Loan B6
6.122% (6 Month SOFR + 2.25%), due 9/30/32 (b)	3,000,000	2,998,125
Naked Juice LLC (b)
First Lien Second Out Term Loan
7.022% (3 Month SOFR + 3.25%), due 1/24/29	1,281,694	839,509
First Lien First Out Term Loan
9.172% (3 Month SOFR + 5.50%), due 1/24/29	1,547,856	1,530,443
First Lien Third Out Term Loan
10.102% (5.00% PIK) (3 Month SOFR + 1.00%), due 1/24/30 (c)	1,337,470	314,120
Pegasus Bidco BV
First Lien 2025-1 Dollar Term Loan
6.602% (3 Month SOFR + 2.75%), due 7/12/29 (b)	2,540,065	2,543,240
Primo Brands Corp.
First Lien 2025 Refinancing Term Loan
6.252% (3 Month SOFR + 2.25%), due 3/31/28 (b)	5,561,545	5,572,356
Sazerac Co., Inc.
First Lien Incremental Term Loan B1
6.28% (1 Month SOFR + 2.50%), due 6/25/32 (b)	1,246,875	1,247,498
		25,356,039
Broadcasting & Entertainment 1.7%
Altice France SA
First Lien USD Term Loan B14
10.86% (3 Month SOFR + 6.875%), due 5/30/31 (b)	2,264,441	2,260,667

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Broadcasting & Entertainment (continued)
Charter Communications Operating LLC
First Lien Term Loan B5
6.235% (3 Month SOFR + 2.25%), due 12/15/31 (b)	$ 2,987,462	$ 2,988,087
CMG Media Corp.
First Lien Facility Term Loan
7.272% (3 Month SOFR + 3.50%), due 6/18/29 (b)	1,706,817	1,588,406
Creative Artists Agency LLC
First Lien Term Loan
6.216% (1 Month SOFR + 2.50%), due 10/1/31 (b)	5,299,198	5,316,860
Gray Media, Inc.
First Lien Term Loan D
6.987% (1 Month SOFR + 3.00%), due 12/1/28 (b)	828,624	829,141
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.081% (1 Month SOFR + 3.25%), due 1/31/29	3,976,359	3,941,566
First Lien 2024 Replacement Term Loan
7.331% (1 Month SOFR + 3.50%), due 1/23/29	2,468,672	2,469,701
First Lien 2022 Incremental Term Loan
7.922% (3 Month SOFR + 4.25%), due 6/25/29	651,375	651,647
		20,046,075
Buildings & Real Estate 1.3%
Allspring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
6.688% (3 Month SOFR + 2.75%), due 11/1/30 (b)	3,145,054	3,159,993
Core & Main LP
First Lien Tranche Term Loan D
5.69% (3 Month SOFR + 2.00%), due 7/27/28 (b)	1,095,628	1,097,682
Cornerstone Building Brands, Inc. (b)
First Lien New Term Loan B
7.10% (1 Month SOFR + 3.25%), due 4/12/28	420,995	330,832
First Lien Initial Term Loan
9.375% (1 Month SOFR + 5.625%), due 8/1/28	1,167,000	945,270
	Principal Amount	Value

Buildings & Real Estate (continued)
Cushman & Wakefield US Borrower LLC
First Lien 2025-3 Term Loan
6.416% (1 Month SOFR + 2.50%), due 1/31/30 (b)	$ 1,284,414	$ 1,290,836
LSF12 Crown US Commercial Bidco LLC
First Lien 2025 Refinancing Term Loan
7.373% (1 Month SOFR + 3.50%), due 12/2/31 (b)	4,957,217	4,986,132
WEC US Holdings, Inc.
First Lien Initial Term Loan
5.873% (1 Month SOFR + 2.00%), due 1/27/31 (b)	2,480,039	2,483,893
Wilsonart LLC
First Lien Initial Term Loan
7.922% (3 Month SOFR + 4.25%), due 8/5/31 (b)	1,439,879	1,396,082
		15,690,720
Capital Equipment 1.0%
CPM Holdings, Inc.
First Lien Initial Term Loan
8.343% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,957,538	1,946,526
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.216% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,069,248	2,077,008
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
7.422% (3 Month SOFR + 3.75%), due 5/1/31 (b)	4,465,011	4,487,336
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (b)	2,478,762	2,482,790
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
6.466% (1 Month SOFR + 2.75%), due 3/28/31 (b)	1,074,600	1,074,152
		12,067,812
Cargo Transport 0.2%
Stonepeak Nile Parent LLC
First Lien Amendment No. 1 Term Loan
6.162% (3 Month SOFR + 2.25%), due 4/9/32 (b)	1,892,857	1,892,068
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber 5.1%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
7.816% (1 Month SOFR + 4.00%), due 11/24/27	$ 508,108	$ 467,459
First Lien 2022 Incremental Term Loan
8.466% (1 Month SOFR + 4.75%), due 11/24/27 (f)	1,455,000	1,338,600
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
7.422% (3 Month SOFR + 3.75%), due 12/23/31 (b)	2,952,557	2,854,753
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
6.891% (1 Month SOFR + 3.175%), due 4/13/29	4,440,000	4,443,028
First Lien 2025 Incremental Closing Date Term Loan B
6.966% (1 Month SOFR + 3.25%), due 4/1/32	2,024,130	2,021,600
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.172% (3 Month SOFR + 3.50%), due 3/29/32 (b)	1,473,423	1,455,005
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
6.966% (1 Month SOFR + 3.25%), due 2/18/30 (b)	2,370,982	1,935,314
INEOS US Petrochem LLC (b)
First Lien 2030 Dollar Tranche Term Loan B
7.566% (1 Month SOFR + 3.75%), due 3/14/30	970,076	649,951
First Lien New Term Loan B1
8.066% (1 Month SOFR + 4.25%), due 4/2/29	1,863,164	1,304,215
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.081% (1 Month SOFR + 4.25%), due 3/16/29 (b)	3,854,058	3,757,706
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.966% (1 Month SOFR + 2.25%), due 5/5/28 (b)	2,552,619	2,562,191
Koppers, Inc.
First Lien 2023 Term Loan B2
6.22% (1 Month SOFR + 2.50%), due 4/10/30 (b)	3,413,220	3,394,020
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
Lonza Group AG
First Lien USD Facility Term Loan B
7.697% (3 Month SOFR + 3.925%), due 7/3/28 (b)	$ 2,107,501	$ 1,837,478
Magnera Corp.
First Lien Term Loan
8.072% (3 Month SOFR + 4.25%), due 11/4/31 (b)	5,098,442	5,053,831
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B1
7.036% (3 Month SOFR + 3.25%), due 4/3/28	4,250,770	4,248,998
First Lien November 2024 Dollar Term Loan B2
7.162% (3 Month SOFR + 3.25%), due 4/3/28	1,225,148	1,226,680
Olympus Water US Holding Corp. (b)
First Lien Dollar Term Loan B6
6.672% (3 Month SOFR + 3.00%), due 6/23/31	3,634,238	3,598,463
First Lien 2025 Incremental Term Loan
6.922% (3 Month SOFR + 3.25%), due 11/3/32	500,000	496,111
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.285% (3 Month SOFR + 4.25%), due 4/8/31 (b)	1,714,434	1,371,547
Pasadena Performance Products LLC
First Lien 2025-1 Reprising Term Loan
6.922% (3 Month SOFR + 3.25%), due 2/27/32 (b)	651,140	650,326
SCIH Salt Holdings, Inc.
First Lien Term Loan B1
6.522% (3 Month SOFR + 2.75%), due 1/31/29 (b)	7,079,924	7,086,565
Sparta US HoldCo LLC
First Lien Term Loan
6.864% (1 Month SOFR + 3.00%), due 8/2/30 (b)	864,000	854,280
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
6.966% (1 Month SOFR + 3.25%), due 3/3/31 (b)	1,989,610	1,920,330
Tronox Finance LLC
First Lien 2024 Term Loan B 6.172% - 6.216%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 9/30/31 (b)	1,207,123	909,869

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
W.R. Grace Holdings LLC
First Lien Term Loan B1
7.002% (3 Month SOFR + 3.00%), due 8/19/32 (b)	$ 1,378,125	$ 1,375,541
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
6.466% (1 Month SOFR + 2.75%), due 8/1/30 (b)	3,431,705	3,440,284
		60,254,145
Commercial Services 0.5%
Champions Financing, Inc.
First Lien Initial Term Loan
8.572% (3 Month SOFR + 4.75%), due 2/6/29 (b)	987,469	933,466
Prime Security Services Borrower LLC (b)
First Lien 2025 Incremental Term Loan B2
5.585% (1 Month SOFR + 1.75%), due 3/8/32	1,428,571	1,424,554
First Lien 2024-1 Refinancing Term Loan B1
6.129% (6 Month SOFR + 2.00%), due 10/15/30	3,107,812	3,110,239
		5,468,259
Construction & Buildings 0.5%
CoorsTek, Inc.
First Lien Initial Term Loan B
6.859% (3 Month SOFR + 3.00%), due 10/28/32 (b)	4,000,000	4,030,000
Smyrna Ready Mix Concrete LLC
First Lien 2025 Facility Term Loan
6.916% (1 Month SOFR + 3.00%), due 3/30/29 (b)	1,496,231	1,503,712
Star Holding LLC
First Lien Term Loan B
8.216% (1 Month SOFR + 4.50%), due 7/18/31 (b)	921,667	904,962
		6,438,674
Consumer Durables 0.1%
SWF Holdings I Corp.
First Lien Tranche Term Loan A1
8.331% (1 Month SOFR + 4.50%), due 12/19/29 (b)	1,071,428	1,060,714
	Principal Amount	Value

Containers, Packaging & Glass 1.7%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B 5.984% - 6.107%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 8/19/31 (b)	$ 1,127,711	$ 1,131,783
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.416% (1 Month SOFR + 2.50%), due 6/11/31 (b)	479,308	461,933
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
6.50% (1 Month SOFR + 2.75%), due 11/29/30 (b)	3,741,955	3,747,508
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.216% (1 Month SOFR + 2.50%), due 8/4/27 (b)	2,750,506	2,759,962
Owens-Brockway Glass Container, Inc.
First Lien Tranche Term Loan B1
6.838% (3 Month SOFR + 3.00%), due 9/30/32 (b)	1,538,461	1,549,520
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 7.878% - 7.953%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	5,584,511	5,579,273
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.28% (1 Month SOFR + 4.25%), due 7/7/28 (b)	2,236,165	1,369,651
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
7.422% (3 Month SOFR + 3.75%), due 9/15/28 (b)	3,504,426	3,356,739
		19,956,369
Diversified/Conglomerate Manufacturing 1.7%
Allied Universal Holdco LLC
First Lien Amendment No. 7 Replacement US Dollar Term Loan
6.966% (1 Month SOFR + 3.25%), due 8/20/32 (b)	7,082,250	7,113,235
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan B
6.466% (1 Month SOFR + 2.75%), due 10/23/28 (b)	3,305,131	3,320,279
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
5.716% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,731,313	1,729,149
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Diversified/Conglomerate Manufacturing (continued)
LTI Holdings, Inc.
First Lien 2024 Term Loan
7.466% (1 Month SOFR + 3.75%), due 7/29/29 (b)	$ 2,370,000	$ 2,383,035
Quikrete Holdings, Inc.
First Lien Term Loan B1
5.966% (1 Month SOFR + 2.25%), due 4/14/31 (b)	5,114,937	5,128,522
		19,674,220
Diversified/Conglomerate Service 1.1%
Blackhawk Network Holdings, Inc.
First Lien Term Loan B2
7.672% (3 Month SOFR + 4.00%), due 3/12/29 (b)	3,450,144	3,463,699
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.216% (1 Month SOFR + 2.50%), due 1/30/32 (b)	5,955,000	5,938,624
MKS, Inc.
First Lien 2025-1 Dollar Term Loan B
5.716% (1 Month SOFR + 2.00%), due 8/17/29 (b)	965,999	970,024
TruGreen LP
First Lien Term Loan B
7.816% (1 Month SOFR + 4.00%), due 11/2/27 (b)	2,596,662	2,539,321
		12,911,668
Ecological 0.4%
Discovery Purchaser Corp.
First Lien Term Loan
7.607% (3 Month SOFR + 3.75%), due 10/4/29 (b)	1,985,037	1,903,651
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.273% (3 Month SOFR + 2.50%), due 3/3/32 (b)	2,543,625	2,552,103
		4,455,754
Electronics 5.1%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
6.466% (1 Month SOFR + 2.75%), due 1/31/31	3,140,158	3,096,001
First Lien Incremental Term Loan
6.966% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,500,937
	Principal Amount	Value

Electronics (continued)
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.081% (1 Month SOFR + 4.25%), due 5/31/30	$ 240,011	$ 125,706
First Lien Second Out Dollar Term Loan B2
8.331% (1 Month SOFR + 4.50%), due 5/31/30	1,511,081	785,762
First Lien Initial First Out Dollar Term Loan
9.716% (1.00% PIK) (1 Month SOFR + 6.00%), due 4/29/30 (c)	976,550	989,666
CommScope, Inc.
First Lien Initial Term Loan
8.466% (1 Month SOFR + 4.75%), due 12/18/29 (b)	4,095,684	4,098,756
CoreLogic, Inc.
First Lien Initial Term Loan
7.331% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,272,853	6,272,853
Eagle Parent Corp.
First Lien Initial Term Loan
7.922% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,718,631	2,722,877
Epicor Software Corp.
First Lien Term Loan E
6.216% (1 Month SOFR + 2.50%), due 5/30/31 (b)	5,125,107	5,136,639
Gainwell Acquisition Corp.
First Lien Term Loan B
7.772% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,496,122	2,448,541
MH Sub I LLC (b)
First Lien 2024 December New Term Loan
7.966% (1 Month SOFR + 4.25%), due 12/31/31	1,942,988	1,658,826
First Lien Term Loan
8.252% (3 Month SOFR + 4.25%), due 5/3/28	2,349,336	2,178,643
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.252% (3 Month SOFR + 3.25%), due 10/28/30	3,438,969	3,430,729
Second Lien Initial Term Loan
9.002% (3 Month SOFR + 5.00%), due 5/9/33	1,000,000	960,417

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
Proofpoint, Inc.
First Lien 2024 Refinancing Term Loan
6.916% (1 Month SOFR + 3.00%), due 8/31/28 (b)	$ 7,589,449	$ 7,619,806
Rocket Software, Inc.
First Lien Term Loan
7.666% (1 Month SOFR + 3.75%), due 11/28/28 (b)	5,730,179	5,726,271
Sharp Services LLC
First Lien New Term Loan E
6.672% (3 Month SOFR + 3.00%), due 9/13/32 (b)	3,929,554	3,941,834
SS&C Technologies, Inc.
First Lien Term Loan B8
5.916% (1 Month SOFR + 2.00%), due 5/9/31 (b)	5,008,956	5,036,280
Vertiv Group Corp.
First Lien Term Loan B4
5.614% (1 Month SOFR + 1.75%), due 8/12/32 (b)	2,872,401	2,884,968
		60,615,512
Energy (Electricity) 0.6%
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.966% (1 Month SOFR + 2.25%), due 2/26/32 (b)	1,143,750	1,149,231
Lightning Power LLC
First Lien Initial Term Loan B
5.966% (1 Month SOFR + 2.25%), due 8/18/31 (b)	2,970,000	2,983,457
Reworld Holding Corp. (b)
First Lien Term Loan B
5.984% (1 Month SOFR + 2.25%), due 11/30/28	802,269	802,269
First Lien Twelfth Amendment Term Loan B
5.984% (1 Month SOFR + 2.25%), due 1/15/31	2,184,946	2,184,946
		7,119,903
Entertainment 2.4%
Alterra Mountain Co. (b)
First Lien Term Loan B9
6.216% (1 Month SOFR + 2.50%), due 8/17/28	3,056,257	3,067,718
	Principal Amount	Value

Entertainment (continued)
Alterra Mountain Co. (b) (continued)
First Lien Commitment Term Loan B8
6.216% (1 Month SOFR + 2.50%), due 5/31/30	$ 1,986,037	$ 1,993,485
Delta 2 (Lux) SARL
First Lien Term Loan B
5.752% (3 Month SOFR + 1.75%), due 9/30/31 (b)	3,000,001	3,000,001
EOC Borrower LLC
First Lien Term Loan B
6.716% (1 Month SOFR + 3.00%), due 3/24/32 (b)	4,483,734	4,499,149
Fertitta Entertainment LLC
First Lien Initial Term Loan B
6.966% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,095,450	4,093,402
Great Canadian Gaming Corp.
First Lien Term Loan B
8.445% (3 Month SOFR + 4.75%), due 11/1/29 (b)	2,359,993	2,308,859
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.216% (1 Month SOFR + 3.50%), due 4/26/30 (b)	3,840,975	3,807,367
TKO Worldwide Holdings LLC
First Lien Term Loan B5
5.868% (3 Month SOFR + 2.00%), due 11/21/31 (b)	5,571,372	5,591,490
		28,361,471
Finance 7.3%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.134% (3 Month SOFR + 2.25%), due 4/20/28 (b)	2,436,117	2,439,771
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.206% (1 Month SOFR + 3.375%), due 12/23/27	1,428,750	1,341,835
First Lien Amendment No. 5 Term Loan
7.581% (1 Month SOFR + 3.75%), due 12/23/27	1,705,238	1,607,187
AlixPartners LLP
First Lien 2025 Dollar Term Loan
5.716% (1 Month SOFR + 2.00%), due 8/12/32 (b)	1,436,245	1,437,741
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
6.716% (1 Month SOFR + 3.00%), due 11/25/32 (b)	$ 3,508,431	$ 3,502,583
Azorra SOAR Finance Ltd.
First Lien New Term Loan
6.473% (3 Month SOFR + 2.75%), due 10/18/29 (b)	1,975,011	1,979,949
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.12% (3 Month SOFR + 2.25%), due 10/16/31 (b)	5,707,288	5,735,824
Boost Newco Borrower LLC
First Lien Term Loan B2
5.672% (3 Month SOFR + 2.00%), due 1/31/31 (b)	6,435,122	6,438,339
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
6.822% (3 Month SOFR + 3.00%), due 7/30/31 (b)	4,172,993	4,159,953
Covia Holdings LLC
First Lien First Amendment Term Loan
6.706% (3 Month SOFR + 2.75%), due 2/26/32 (b)	2,690,241	2,676,789
Darktrace Finco US LLC
First Lien Initial Term Loan
7.185% (3 Month SOFR + 3.25%), due 10/9/31 (b)	2,188,487	2,195,327
First Eagle Holdings, Inc.
First Lien Initial Term Loan
7.459% (1 Month SOFR + 3.50%), due 8/16/32 (b)	2,562,500	2,556,094
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
6.416% (1 Month SOFR + 2.50%), due 9/15/31 (b)	1,389,500	1,391,454
GTCR Everest Borrower LLC
First Lien 2025 Term Loan
6.422% (3 Month SOFR + 2.75%), due 9/5/31 (b)	1,140,519	1,144,618
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
7.584% (1 Month SOFR + 3.75%), due 6/6/31 (b)	4,437,854	4,154,941
	Principal Amount	Value

Finance (continued)
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
6.23% (1 Month SOFR + 2.50%), due 6/14/30 (b)	$ 4,599,006	$ 4,622,001
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
5.721% (1 Month SOFR + 2.00%), due 3/17/32 (b)	1,023,435	1,024,714
Newfold Digital Holdings Group, Inc. (b)
First Lien Initial Tranche Term Loan B
7.275% (1 Month SOFR + 3.50%), due 4/30/29	2,968,037	1,761,034
First Lien First Out Tranche Term Loan A
7.275% (1 Month SOFR + 3.50%), due 4/30/29	1,598,174	1,317,162
Orbit Private Holdings I Ltd.
First Lien 2025 Refinancing Term Loan
7.433% (1 Year SOFR + 3.75%), due 12/11/31 (b)	3,641,844	3,648,672
Osaic Holdings, Inc.
First Lien Initial Term Loan
6.595% (6 Month SOFR + 3.00%), due 8/2/32 (b)	4,000,000	4,015,000
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.485% (3 Month SOFR + 4.50%), due 3/17/31 (b)	1,875,000	1,884,083
Peraton Corp.
First Lien Term Loan B
7.69% (3 Month SOFR + 3.75%), due 2/1/28 (b)	5,254,777	4,868,330
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
7.87% (3 Month SOFR + 4.00%), due 9/20/28	1,011,626	836,278
First Lien Term Loan A
9.189% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,019,076
RealPage, Inc. (b)
First Lien Initial Term Loan
6.934% (3 Month SOFR + 3.00%), due 4/24/28	2,588,135	2,585,340
First Lien 2024-1 Incremental Term Loan
7.752% (3 Month SOFR + 3.75%), due 4/24/28	2,646,667	2,652,230

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
RealTruck Group, Inc.
First Lien Initial Term Loan
7.581% (1 Month SOFR + 3.75%), due 1/31/28 (b)	$ 2,010,659	$ 1,534,802
SCIL IV LLC
First Lien Facility Term Loan B2
7.788% (1 Year SOFR + 4.00%), due 11/8/32 (b)	2,528,000	2,531,160
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
7.934% (3 Month SOFR + 4.00%), due 2/4/28 (b)	1,750,405	1,753,687
Speed Midco 3 SARL
First Lien USD Facility Term Loan B
6.288% (6 Month SOFR + 2.50%), due 10/1/32 (b)	1,600,000	1,608,000
Stonepeak Bayou Holdings LP
First Lien Initial Term Loan
6.422% (3 Month SOFR + 2.75%), due 10/1/32 (b)	3,000,000	2,688,750
WCG Intermediate Corp.
First Lien 2025 Refinancing Term Loan
6.716% (1 Month SOFR + 3.00%), due 2/25/32 (b)	3,980,000	3,985,687
		87,098,411
Healthcare 1.4%
AHP Health Partners, Inc.
First Lien 2025 Term Loan B
5.966% (1 Month SOFR + 2.25%), due 9/20/32 (b)	1,174,944	1,174,209
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.466% (1 Month SOFR + 2.75%), due 9/8/32 (b)	7,071,120	7,083,275
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.072% (3 Month SOFR + 2.25%), due 1/8/29 (b)	2,184,892	2,193,632
LSCS Holdings, Inc.
First Lien Term Loan
8.502% (3 Month SOFR + 4.50%), due 2/20/32 (b)	2,653,805	2,597,411
Medical Solutions Holdings, Inc.
First Lien Term Loan
7.44% (3 Month SOFR + 3.50%), due 11/1/28 (b)	495,457	102,395
	Principal Amount	Value

Healthcare (continued)
Medline Borrower LP
First Lien 2028 Refinancing Term Loan
5.466% (1 Month SOFR + 1.75%), due 10/23/28 (b)	$ 1,602,203	$ 1,606,209
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
7.987% (1 Month SOFR + 4.00%), due 10/2/28 (b)	1,890,648	1,897,345
		16,654,476
Healthcare & Pharmaceuticals 2.2%
1261229 BC Ltd.
First Lien Initial Term Loan
9.966% (1 Month SOFR + 6.25%), due 10/8/30 (b)	1,492,500	1,454,441
Bausch + Lomb Corp.
First Lien Third Amendment Term Loan
7.966% (1 Month SOFR + 4.25%), due 1/15/31 (b)	1,850,700	1,857,640
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
5.716% (1 Month SOFR + 2.00%), due 7/28/31 (b)	928,143	933,944
Embecta Corp.
First Lien Initial Term Loan
6.716% (1 Month SOFR + 3.00%), due 3/30/29 (b)	3,016,050	3,018,879
Genmab A/S
First Lien Initial Term Loan B
6.733% (3 Month SOFR + 3.00%), due 12/13/32 (b)	2,500,000	2,510,418
Global Medical Response, Inc.
First Lien Initial Term Loan
7.384% (3 Month SOFR + 3.50%), due 10/1/32 (b)	2,500,000	2,514,285
Owens & Minor, Inc.
First Lien Initial Term Loan B1
7.566% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,347,276	2,247,517
Paradigm Parent LLC
First Lien Initial Term Loan
8.172% (3 Month SOFR + 4.50%), due 4/16/32 (b)	748,125	654,921
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.352% (3 Month SOFR + 3.25%), due 12/29/28 (b)	1,540,929	1,505,102
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals (continued)
Phoenix Newco, Inc.
First Lien Sixth Amendment Term Loan
6.166% (1 Month SOFR + 2.25%), due 11/15/28 (b)	$ 6,354,053	$ 6,369,938
Physician Partners LLC (b)(c)
First Lien Initial Tranche Term Loan B1
5.652% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	584,695	269,569
First Lien Tranche Term Loan C
5.652% (4.00% PIK) (3 Month SOFR + 1.50%), due 12/31/30	365,820	79,444
QuidelOrtho Corp.
First Lien Term Loan B
7.716% (1 Month SOFR + 4.00%), due 8/20/32 (b)	2,693,250	2,686,517
		26,102,615
Healthcare, Education & Childcare 2.4%
Agiliti Health, Inc.
First Lien Term Loan
6.861% (6 Month SOFR + 3.00%), due 5/1/30 (b)	3,668,636	3,586,091
Amneal Pharmaceuticals LLC
First Lien Amendment No. 1 Term Loan
7.216% (1 Month SOFR + 3.50%), due 8/2/32 (b)	3,990,000	4,019,925
AthenaHealth Group, Inc.
First Lien Initial Term Loan
6.466% (1 Month SOFR + 2.75%), due 2/15/29 (b)	7,763,153	7,774,798
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
5.84% (3 Month SOFR + 2.00%), due 6/12/31 (b)	513,133	513,293
Elanco Animal Health, Inc.
First Lien 2025 Refinancing Term Loan B
5.623% (1 Month SOFR + 1.75%), due 10/29/32 (b)	411,696	412,339
Journey Personal Care Corp.
First Lien Term Loan B
7.466% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,882,164	4,821,137
LifePoint Health, Inc.
First Lien Term Loan B1
7.655% (3 Month SOFR + 3.75%), due 5/19/31 (b)	1,980,000	1,984,124
	Principal Amount	Value

Healthcare, Education & Childcare (continued)
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
5.966% (1 Month SOFR + 2.25%), due 5/19/31 (b)	$ 3,365,927	$ 3,238,022
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.184% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,333,613	1,318,371
Sound Inpatient Physicians Holdings LLC (b)(c)
First Lien PIK Term Loan B
7.763% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	413,212	401,849
First Lien Tranche Term Loan A
9.763% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,744	346,460
		28,416,409
High Tech Industries 3.8%
Altar Bidco, Inc.
First Lien Term Loan B
6.783% (1 Year SOFR + 3.10%), due 2/1/29 (b)	1,814,062	1,791,387
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.252% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,468,750	2,086,479
Clearwater Analytics LLC
First Lien Initial Term Loan
6.21% (6 Month SOFR + 2.00%), due 4/21/32 (b)	997,500	995,630
Dawn Bidco LLC
First Lien Term Loan
7.259% (1 Year SOFR + 3.50%), due 8/20/32 (b)	4,666,667	4,648,583
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.879% (6 Month SOFR + 3.00%), due 9/13/32 (b)	2,440,000	2,456,267
Javelin Buyer, Inc.
First Lien Term Loan
6.59% (3 Month SOFR + 2.75%), due 12/5/31 (b)	794,010	795,995
KnowBe4, Inc.
First Lien Term Loan
7.59% (3 Month SOFR + 3.75%), due 7/23/32 (b)	1,983,333	1,982,094

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries (continued)
Modena Buyer LLC
First Lien Initial Term Loan
8.09% (3 Month SOFR + 4.25%), due 7/1/31 (b)	$ 1,485,000	$ 1,474,791
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
6.216% (1 Month SOFR + 2.50%), due 11/17/31 (b)	4,377,017	4,377,801
Open Text Corp.
First Lien Term Loan B
5.666% (1 Month SOFR + 1.75%), due 1/31/30 (b)	2,391,665	2,391,937
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.216% (1 Month SOFR + 3.50%), due 3/3/31 (b)	1,801,050	1,805,553
Sandisk Corp.
First Lien Term Loan B
6.857% (3 Month SOFR + 3.00%), due 2/21/32 (b)	1,625,000	1,633,125
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
6.934% (3 Month SOFR + 3.00%), due 4/4/29 (b)	2,670,998	2,621,584
Shift4 Payments LLC
First Lien Amendment No. 2 Term Loan
6.172% (3 Month SOFR + 2.50%), due 6/30/32 (b)	448,875	451,119
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.331% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,977,749	2,977,517
Star Parent, Inc.
First Lien Term Loan
7.672% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,421,250	4,424,765
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
5.466% (1 Month SOFR + 1.75%), due 6/24/31 (b)	4,131,502	4,136,666
Viavi Solutions, Inc.
First Lien Term Loan
6.394% (3 Month SOFR + 2.50%), due 10/18/32 (b)	3,500,000	3,501,459
		44,552,752
	Principal Amount	Value

Hotel, Gaming & Leisure 1.8%
Bingo Holdings I LLC
First Lien Term Loan
8.422% (3 Month SOFR + 4.75%), due 6/11/32 (b)	$ 3,750,000	$ 3,673,436
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B
5.922% (3 Month SOFR + 2.25%), due 10/31/29 (b)	1,560,302	1,549,381
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
5.422% (3 Month SOFR + 1.75%), due 12/2/30	1,967,406	1,958,798
First Lien Third Amendment Term Loan B
5.672% (3 Month SOFR + 2.00%), due 6/4/32	621,875	620,320
Ontario Gaming GTA LP
First Lien Term Loan B
8.24% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,286,667	2,106,591
Tacala Investment Corp.
First Lien Term Loan B
6.716% (1 Month SOFR + 3.00%), due 1/31/31 (b)	4,323,384	4,350,406
Voyager Parent LLC
First Lien Term Loan B
8.422% (3 Month SOFR + 4.75%), due 7/1/32 (b)	7,481,250	7,476,058
		21,734,990
Hotels, Motels, Inns & Gaming 2.1%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.35% (1 Month SOFR + 5.50%), due 3/11/30	305,684	304,920
First Lien Second Out Term Loan
11.35% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (c)	320,302	318,700
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
5.966% (1 Month SOFR + 2.25%), due 2/6/30	1,706,250	1,687,766
First Lien Term Loan B1
5.966% (1 Month SOFR + 2.25%), due 2/6/31	1,375,500	1,361,745
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Hotels, Motels, Inns & Gaming (continued)
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B5
5.922% (3 Month SOFR + 2.25%), due 7/30/32 (b)	$ 1,231,200	$ 1,219,913
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
5.966% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,828,125	1,828,125
Light & Wonder International, Inc.
First Lien Term Loan B2
5.986% (1 Month SOFR + 2.25%), due 4/16/29 (b)	3,638,459	3,591,159
Oceankey US II Corp.
First Lien Initial Term Loan
7.316% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,590,390	3,536,535
PCI Gaming Authority
First Lien Facility Term Loan B
5.716% (1 Month SOFR + 2.00%), due 7/18/31 (b)	2,412,389	2,413,897
Penn Entertainment, Inc.
First Lien Term Loan B
6.216% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,473,772	1,480,877
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
5.738% (3 Month SOFR + 2.00%), due 12/14/29 (b)	2,845,908	2,847,687
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.416% (1 Month SOFR + 2.50%), due 8/3/28 (b)	4,733,467	4,744,164
		25,335,488
Insurance 4.0%
Acrisure LLC (b)
First Lien Term Loan B6
6.716% (1 Month SOFR + 3.00%), due 11/6/30	2,615,276	2,610,916
First Lien 2025 Refinancing Term Loan B
6.966% (1 Month SOFR + 3.25%), due 6/21/32	2,419,432	2,420,945
Alera Group, Inc.
First Lien Initial Term Loan
6.966% (1 Month SOFR + 3.25%), due 5/31/32 (b)	6,317,500	6,347,331
	Principal Amount	Value

Insurance (continued)
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
6.216% (1 Month SOFR + 2.50%), due 9/19/31 (b)	$ 3,066,872	$ 3,073,843
Asurion LLC (b)
First Lien New Term Loan B12
7.966% (1 Month SOFR + 4.25%), due 9/19/30	952,938	952,461
First Lien New Term Loan B13
7.966% (1 Month SOFR + 4.25%), due 9/19/30	1,165,822	1,164,851
First Lien New Term Loan B11
8.066% (1 Month SOFR + 4.25%), due 8/21/28	3,380,282	3,388,733
Second Lien New Term Loan B3
9.081% (1 Month SOFR + 5.25%), due 1/31/28	1,800,000	1,791,450
Second Lien New Term Loan B4
9.081% (1 Month SOFR + 5.25%), due 1/19/29	2,500,000	2,450,625
Broadstreet Partners Group LLC
First Lien 2024 Term Loan B
6.466% (1 Month SOFR + 2.75%), due 6/16/31 (b)	5,231,253	5,245,059
CRC Insurance Group LLC
First Lien Term Loan B
6.422% (3 Month SOFR + 2.75%), due 5/6/31 (b)	2,318,710	2,321,608
Goosehead Insurance Holdings LLC
First Lien Term Loan B
6.75% (1 Month SOFR + 3.00%), due 1/8/32 (b)	1,496,250	1,499,991
HUB International Ltd.
First Lien 2025 Incremental Term Loan
6.12% (3 Month SOFR + 2.25%), due 6/20/30 (b)	994,128	999,098
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
6.216% (1 Month SOFR + 2.50%), due 7/31/31 (b)	6,756,574	6,777,688
The Liberty Co. Insurance Brokers LLC
First Lien Initial Term Loan
7.655% (3 Month SOFR + 3.75%), due 10/15/32 (b)	3,000,000	3,015,000
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
6.966% (1 Month SOFR + 3.25%), due 6/17/32 (b)	1,995,000	1,987,519

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Insurance (continued)
USI, Inc.
First Lien 2024 Term Loan D
5.922% (3 Month SOFR + 2.25%), due 11/21/29 (b)	$ 994,962	$ 997,325
		47,044,443
Leisure, Amusement, Motion Pictures & Entertainment 0.4%
Bombardier Recreational Products, Inc.
First Lien ARR Borrowing Term Loan
5.966% (1 Month SOFR + 2.25%), due 12/13/29 (b)	2,910,655	2,921,570
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
5.966% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,294,058	1,289,206
TripAdvisor, Inc.
First Lien Initial Term Loan B
6.466% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,152,084	1,107,440
		5,318,216
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.6%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.223% (1 Month SOFR + 2.25%), due 7/31/26 (b)	437,143	439,875
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.172% (3 Month SOFR + 2.50%), due 5/15/28 (b)	2,385,087	2,385,087
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan 7.466% - 7.59%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 2/15/29 (b)	4,373,876	4,399,389
		7,224,351
Manufacturing 1.5%
Adient US LLC
First Lien Term Loan B2
5.966% (1 Month SOFR + 2.25%), due 1/31/31 (b)	1,984,849	1,990,742
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.476% (3 Month SOFR + 2.50%), due 3/15/30 (b)	1,683,209	1,688,119
	Principal Amount	Value

Manufacturing (continued)
FCG Acquisitions, Inc.
First Lien Amendment No. 11 Term Loan
7.166% (1 Month SOFR + 3.25%), due 3/31/28 (b)	$ 2,480,501	$ 2,489,029
Madison IAQ LLC
First Lien Initial Term Loan
6.702% (6 Month SOFR + 2.50%), due 6/21/28 (b)	2,259,700	2,268,879
Pinnacle Buyer LLC
First Lien Initial Term Loan B
6.485% (3 Month SOFR + 2.50%), due 10/1/32 (b)	943,548	946,615
Pro Mach Group, Inc.
First Lien Amendment No. 6 Term Loan
6.666% (1 Month SOFR + 2.75%), due 10/18/32 (b)	5,500,000	5,532,846
Weber-Stephen Products LLC
First Lien Initial Term Loan B
7.735% (3 Month SOFR + 3.75%), due 10/1/32 (b)	2,500,000	2,502,082
		17,418,312
Media 1.7%
Apple Bidco LLC
First Lien Term Loan
6.216% (1 Month SOFR + 2.50%), due 9/23/31 (b)	3,957,391	3,972,940
Cogeco Financing 2 LP
First Lien Term Loan B
6.331% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,684,854	2,579,138
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.457% (1 Month SOFR + 2.50%), due 6/2/28 (b)	574,500	575,458
MJH Healthcare Holdings LLC
First Lien 2025-2 Incremental Term Loan B
7.666%, due 1/29/29	3,000,000	2,737,500
Radiate Holdco LLC
First Lien First Out Term Loan
7.334% (1.50% PIK) (1 Month SOFR + 3.50%), due 9/25/29 (b)(c)	2,813	2,125
Sinclair Television Group, Inc.
First Lien Term Loan B7
8.116% (1 Month SOFR + 4.10%), due 12/31/30 (b)	1,441,657	1,297,491
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Media (continued)
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.052% (6 Month SOFR + 3.175%), due 3/31/31 (b)	$ 3,666,666	$ 3,624,397
X Corp.
First Lien Tranche Term Loan B3
9.50%, due 10/26/29	6,000,000	5,971,248
		20,760,297
Mining, Steel, Iron & Non-Precious Metals 0.6%
American Rock Salt Co. LLC (b)
First Lien First Out Term Loan 10.966% - 11.084%
(3 Month SOFR + 7.00%), due 6/11/28	782,247	770,513
First Lien Initial Term Loan
7.937% (3 Month SOFR + 4.00%), due 6/9/28	1,200,572	914,685
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
6.466% (1 Month SOFR + 2.75%), due 8/19/30 (b)	980,299	981,525
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
9.858% (3 Month SOFR + 6.00%), due 12/21/29 (b)	2,295,171	2,323,861
Zekelman Industries, Inc.
First Lien 2024 Term Loan
5.981% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,175,952	2,183,024
		7,173,608
Oil & Gas 1.6%
Compass Power Generation LLC
First Lien Tranche Term Loan B4
6.966% (1 Month SOFR + 3.25%), due 4/16/29 (b)	3,020,832	3,040,972
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
7.347% (3 Month SOFR + 3.675%), due 6/22/29 (b)	1,658,798	1,671,931
Fleet Midco I Ltd.
First Lien Term Loan B2
6.792% (6 Month SOFR + 2.75%), due 2/21/31 (b)	3,159,669	3,171,517
	Principal Amount	Value

Oil & Gas (continued)
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
5.935% (3 Month SOFR + 2.00%), due 10/4/30 (b)	$ 1,351,218	$ 1,354,596
Hilcorp Energy I LP
First Lien Initial Term Loan
5.736% (1 Month SOFR + 2.00%), due 2/6/30 (b)	850,714	850,714
NGL Energy Operating LLC
First Lien Initial Term Loan
7.216% (1 Month SOFR + 3.50%), due 2/3/31 (b)	524,000	527,712
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
5.977% (1 Month SOFR + 2.25%), due 10/5/28 (b)	1,921,151	1,927,875
Prairie Acquiror LP
First Lien Term Loan B4
7.466% (1 Month SOFR + 3.75%), due 8/1/29 (b)	2,149,285	2,160,031
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.216% (1 Month SOFR + 2.50%), due 11/17/28 (b)	2,495,030	2,509,065
Traverse Midstream Partners LLC
First Lien Advance Term Loan
6.34% (3 Month SOFR + 2.50%), due 2/16/28 (b)	2,059,501	2,062,075
		19,276,488
Packaging 0.3%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 6.922% - 7.235%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 6/9/31 (b)	3,953,203	3,961,438
Personal & Nondurable Consumer Products 0.9%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B1
5.966% (1 Month SOFR + 2.25%), due 12/21/28 (b)	5,740,247	5,746,527
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
6.672% (3 Month SOFR + 3.00%), due 1/16/32 (b)	3,040,455	3,052,805

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Personal & Nondurable Consumer Products (continued)
Leslie's Poolmart, Inc.
First Lien Term Loan B
6.581% (1 Month SOFR + 2.75%), due 3/9/28 (b)	$ 1,144,135	$ 532,023
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
5.716% (1 Month SOFR + 2.00%), due 4/20/29 (b)	1,399,433	1,405,555
		10,736,910
Personal & Nondurable Consumer Products (Manufacturing Only) 0.5%
SRAM LLC
First Lien Initial Term Loan 5.948% - 5.966%
(1 Month SOFR + 2.25%, 6 Month SOFR + 2.25%), due 2/27/32 (b)	2,624,725	2,618,163
Varsity Brands, Inc.
First Lien 2025-2 Replacement Term Loan
6.983% (1 Year SOFR + 3.00%), due 8/26/31 (b)	3,582,000	3,592,072
		6,210,235
Personal, Food & Miscellaneous Services 0.6%
IRB Holding Corp.
First Lien 2025 Replacement Term Loan B
6.216% (1 Month SOFR + 2.50%), due 12/16/30 (b)	5,588,178	5,598,270
KFC Holding Co.
First Lien 2021 Term Loan B
5.599% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,404,991	1,407,801
		7,006,071
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
8.949% (3 Month SOFR + 4.75%), due 7/6/28 (b)	2,104,870	1,981,209
Retail 0.6%
Great Outdoors Group LLC
First Lien Term Loan B
6.966% (1 Month SOFR + 3.25%), due 1/23/32 (b)	3,719,143	3,737,738
	Principal Amount	Value

Retail (continued)
Peer Holding III BV (b)
First Lien Facility Term Loan B5B
6.172% (3 Month SOFR + 2.50%), due 7/1/31	$ 1,000,000	$ 1,002,917
First Lien Facility Term Loan B8
6.193% (3 Month SOFR + 2.25%), due 9/29/32	2,250,000	2,252,813
		6,993,468
Retail Store 1.0%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.966% (1 Month SOFR + 2.25%), due 6/11/31 (b)	4,388,889	4,341,511
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.123% (1 Month SOFR + 3.25%), due 10/19/29 (b)	7,370,234	7,397,872
		11,739,383
Services: Business 5.0%
Amentum Holdings, Inc.
First Lien Initial Term Loan
5.716% (1 Month SOFR + 2.00%), due 9/29/31 (b)	1,524,260	1,526,801
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.922% (3 Month SOFR + 3.25%), due 9/13/32 (b)	4,100,000	4,129,040
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.466% - 6.59%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31 (b)	1,014,630	1,018,942
CHG Healthcare Services, Inc.
First Lien Amendment No. 7 Refinancing Term Loan
6.59% (3 Month SOFR + 2.75%), due 9/29/28 (b)	4,210,848	4,227,295
ConnectWise LLC
First Lien Initial Term Loan
7.763% (3 Month SOFR + 3.50%), due 9/29/28 (b)	1,737,846	1,703,089
DXP Enterprises, Inc.
First Lien Initial Term Loan
7.166% (1 Month SOFR + 3.25%), due 10/11/30 (b)	750,000	755,625
Examworks Bidco, Inc.
First Lien Term Loan
6.416% (1 Month SOFR + 2.50%), due 11/1/28 (b)	3,553,038	3,568,899
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
7.466% (1 Month SOFR + 3.75%), due 7/1/30 (b)	$ 383,298	$ 366,050
Grant Thornton Advisors LLC (b)
First Lien 2025 Incremental Term Loan
6.466% (1 Month SOFR + 2.75%), due 6/2/31	2,229,975	2,231,833
First Lien 2025-2 Incremental Term Loan
6.716% (1 Month SOFR + 3.00%), due 6/2/31	2,244,375	2,250,547
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
5.672% (3 Month SOFR + 2.00%), due 7/3/28 (b)	332,661	334,948
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.022% (3 Month SOFR + 4.25%), due 8/21/28 (b)	3,533,000	3,435,842
Mitchell International, Inc.
First Lien Initial Term Loan
6.966% (1 Month SOFR + 3.25%), due 6/17/31 (b)	2,962,500	2,970,730
MPH Acquisition Holdings LLC (b)
First Lien Exchange First Out Term Loan
7.59% (3 Month SOFR + 3.75%), due 12/31/30	152,131	152,385
First Lien Second Out Term Loan
8.702% (3 Month SOFR + 4.60%), due 12/31/30	1,261,079	1,180,686
Orion US Finco, Inc.
First Lien Initial Term Loan
7.427% (1 Year SOFR + 3.50%), due 10/8/32 (b)	5,000,000	5,019,790
OVG Business Services LLC
First Lien Initial Term Loan
6.716% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,345,312	2,345,313
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.172% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,677,263	2,590,252
PRA Health Sciences, Inc.
First Lien Term Loan B
5.672% (3 Month SOFR + 2.00%), due 7/3/28 (b)	82,883	83,452
	Principal Amount	Value

Services: Business (continued)
Project Boost Purchaser LLC
First Lien Initial Term Loan
6.422% (3 Month SOFR + 2.75%), due 7/16/31 (b)	$ 4,020,690	$ 4,029,065
Prometric Holdings, Inc.
First Lien Initial Term Loan
7.466% (1 Month SOFR + 3.75%), due 6/25/32 (b)	2,294,250	2,308,589
Pye-Barker Fire & Safety LLC
First Lien Closing Date Term Loan
6.206% (3 Month SOFR + 2.50%), due 12/16/32 (b)	3,625,000	3,645,391
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.716% (1 Month SOFR + 3.00%), due 11/19/31 (b)	1,482,132	1,486,417
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.216% (1 Month SOFR + 3.50%), due 11/5/32 (b)	3,143,207	3,096,059
US Fertility Enterprises LLC
First Lien Term Loan
7.292% (1 Year SOFR + 3.75%), due 12/10/32 (b)	1,823,684	1,828,243
Vestis Corp.
First Lien Term Loan B1
6.072% (3 Month SOFR + 2.25%), due 2/24/31 (b)	1,163,750	1,060,952
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
5.716% (1 Month SOFR + 2.00%), due 11/5/29 (b)	1,443,009	1,441,205
		58,787,440
Services: Consumer 0.8%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	3,000,000	2,970,000
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.591% (3 Month SOFR + 2.75%), due 11/15/32 (b)	3,833,333	3,838,125
Planet US Buyer LLC
First Lien Term Loan
6.822% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,711,219	2,726,469
		9,534,594

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Software 5.7%
Cloud Software Group, Inc. (b)
First Lien Incremental Term Loan B
6.922% (3 Month SOFR + 3.25%), due 3/21/31	$ 1,383,054	$ 1,384,290
First Lien Initial Dollar Term Loan B
6.922% (3 Month SOFR + 3.25%), due 8/16/32	3,896,190	3,896,888
Cloudera, Inc.
First Lien Initial Term Loan
7.566% (1 Month SOFR + 3.75%), due 10/9/28 (b)	1,469,466	1,399,666
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
7.581% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,804,688	1,649,484
Cotiviti, Inc. (b)
First Lien New Term Loan B
6.623% (1 Month SOFR + 2.75%), due 5/1/31	4,620,513	4,435,692
First Lien Amendment No. 2 Term Loan
6.623% (1 Month SOFR + 2.75%), due 3/26/32	1,243,750	1,194,000
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan 6.439% - 6.585%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 11/30/29 (b)	3,496,554	3,477,197
Disco Parent, Inc.
First Lien Term Loan
7.072% (3 Month SOFR + 3.25%), due 8/6/32 (b)	2,700,000	2,713,500
DS Admiral Bidco LLC
First Lien Initial Term Loan
7.922% (3 Month SOFR + 4.25%), due 6/26/31 (b)	1,907,072	1,868,931
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
6.752% (3 Month SOFR + 2.75%), due 5/9/30 (b)	1,906,023	1,913,171
Ellucian Holdings, Inc.
First Lien Term Loan B1
6.466% (1 Month SOFR + 2.75%), due 10/9/29 (b)	3,410,230	3,428,133
Gen Digital, Inc.
First Lien Term Loan B
5.466% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,998,442	4,005,583
	Principal Amount	Value

Software (continued)
Isolved, Inc.
First Lien Term Loan B3
6.466% (1 Month SOFR + 2.75%), due 10/14/30 (b)	$ 578,004	$ 579,810
McAfee Corp.
First Lien Tranche Term Loan B1
6.716% (1 Month SOFR + 3.00%), due 3/1/29 (b)	9,801,266	9,021,252
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.69% (3 Month SOFR + 4.75%), due 5/2/29 (b)	1,935,000	1,246,463
OPAL US LLC
First Lien Facility Term Loan B4
6.686% (3 Month SOFR + 3.00%), due 4/28/32 (b)	5,486,250	5,515,969
Sovos Compliance LLC
First Lien Amendment No. 3 Replacement Term Loan
6.966% (1 Month SOFR + 3.25%), due 8/13/29 (b)	3,956,678	3,965,747
Starlight Parent LLC
First Lien Initial Term Loan
7.701% (3 Month SOFR + 4.00%), due 4/16/32 (b)	2,244,375	2,238,764
UKG, Inc.
First Lien Initial Term Loan
6.338% (3 Month SOFR + 2.50%), due 2/10/31 (b)	8,417,877	8,422,263
Vision Solutions, Inc.
First Lien New Term Loan B
8.102% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,595,833	1,474,151
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
6.09% (3 Month SOFR + 2.25%), due 4/14/31 (b)	3,661,910	3,671,065
		67,502,019
Telecommunications 2.4%
Azalea Topco, Inc.
First Lien 2025 Refinancing Term Loan
6.716% (1 Month SOFR + 3.00%), due 4/30/31 (b)	1,410,768	1,414,185
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
6.75% (1 Month SOFR + 3.00%), due 11/30/27 (b)	2,417,427	2,420,449
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Telecommunications (continued)
CSC Holdings LLC
First Lien Term Loan B5
8.25% (PRIME + 1.50%), due 4/15/27 (b)	$ 2,493,116	$ 2,171,504
Cushman & Wakefield US Borrower LLC
First Lien 2025-2 Term Loan
6.466% (1 Month SOFR + 2.75%), due 1/31/30 (b)	706,250	712,430
Frontier Communications Holdings LLC
First Lien Initial Term Loan
6.236% (1 Month SOFR + 2.50%), due 7/1/31 (b)	1,683,032	1,683,032
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
7.581% (1 Month SOFR + 3.75%), due 5/1/28 (b)	2,490,786	2,254,162
Indy US Holdco LLC
First Lien Thirteenth Amendment Refinancing Term Loan
6.416% (1 Month SOFR + 2.50%), due 10/31/30 (b)	8,133,293	8,143,459
Level 3 Financing, Inc.
First Lien Term Loan B4
6.966% (1 Month SOFR + 3.25%), due 3/29/32 (b)	2,100,000	2,104,595
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.181% (1 Month SOFR + 2.35%), due 4/16/29	883,308	877,345
First Lien Term Loan B2
6.181% (1 Month SOFR + 2.35%), due 4/15/30	883,308	877,629
WS Audiology A/S
First Lien Facility Term Loan B8
7.198% (6 Month SOFR + 3.50%), due 2/28/29 (b)	1,984,907	1,996,072
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
6.831% (1 Month SOFR + 3.00%), due 3/11/30 (b)	3,426,385	3,243,440
		27,898,302
Utilities 0.3%
Astoria Energy LLC
First Lien Advance Term Loan B 6.422% - 6.466%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 6/16/32 (b)	1,538,875	1,548,877
	Principal Amount	Value

Utilities (continued)
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.216% (1 Month SOFR + 2.50%), due 5/30/31 (b)	$ 2,468,303	$ 2,483,289
		4,032,166
Water 0.5%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B 6.854% - 6.873%
(1 Month SOFR + 3.00%, 3 Month SOFR + 3.00%), due 7/31/28 (b)	6,299,388	6,311,635
Total Loan Assignments (Cost $995,612,917)		981,441,308
Total Long-Term Bonds (Cost $1,126,847,889)		1,112,938,412

	Shares

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLI MacKay High Yield Corporate Bond Fund Class I	436,571	2,276,672
Total Affiliated Investment Company (Cost $2,445,688)		2,276,672
Common Stocks 0.2%
Diversified Telecommunication Services 0.0% ‡
Altice France SA (f)(g)	13,313	234,682
Hotels, Restaurants & Leisure 0.2%
Aimbridge Acquisition Co., Inc. (f)(g)	29,346	1,878,144
Machinery 0.0% ‡
Ameriforge Group, Inc. (f)(g)	45,694	1,828
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (g)	8,023	544,681
Total Common Stocks (Cost $3,870,540)		2,659,335
Exchange-Traded Funds 1.3%
Invesco Senior Loan ETF	524,558	11,015,718

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Floating Rate Portfolio

	Shares	Value
Exchange-Traded Funds (continued)
SPDR Blackstone Senior Loan ETF	96,759	$ 3,993,244
Total Exchange-Traded Funds (Cost $15,000,966)		15,008,962

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (f)(g)(h)	22	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 5.4%
U.S. Treasury Debt 5.4%
U.S. Treasury Bills (i)
3.57%, due 4/14/26	$ 3,839,000	3,800,701
3.576%, due 4/21/26	1,019,000	1,008,106
3.621%, due 2/10/26	2,093,300	2,085,275
3.673%, due 3/5/26	1,302,000	1,294,074
3.689%, due 1/22/26	5,736,000	5,724,677
3.81%, due 1/8/26	41,951,000	41,926,716
3.81%, due 1/20/26	4,196,500	4,189,084
7.139%, due 4/28/26	3,777,000	3,734,069
Total Short-Term Investments (Cost $63,752,432)		63,762,702
Total Investments (Cost $1,211,917,515)	101.0%	1,196,646,083
Other Assets, Less Liabilities	(1.0)	(11,439,380)
Net Assets	100.0%	$ 1,185,206,703

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of December 31, 2025.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Non-income producing security.
(h)	Less than $1.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 2,271	$ —	$ —	$ —	$ 6	$ 2,277	$ 143	$ —	437

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments December 31, 2025†^ (continued)
Abbreviation(s):
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 37,828,139	$ —	$ 37,828,139
Corporate Bonds	—	93,668,965	—	93,668,965
Loan Assignments	—	980,102,708	1,338,600	981,441,308
Total Long-Term Bonds	—	1,111,599,812	1,338,600	1,112,938,412
Affiliated Investment Company
Fixed Income Fund	2,276,672	—	—	2,276,672
Common Stocks	544,681	—	2,114,654	2,659,335
Exchange-Traded Funds	15,008,962	—	—	15,008,962
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	63,762,702	—	63,762,702
Total Investments in Securities	$ 17,830,315	$ 1,175,362,514	$ 3,453,254	$ 1,196,646,083

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Floating Rate Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,209,471,827)	$1,194,369,411
Investment in affiliated investment companies, at value (identified cost $2,445,688)	2,276,672
Cash	9,263,431
Unrealized appreciation on unfunded commitments (See Note 5)	450
Receivables:
Interest	5,720,173
Investment securities sold	4,119,315
Portfolio shares sold	280,542
Other assets	4,384
Total assets	1,216,034,378
Liabilities
Payables:
Investment securities purchased	29,334,954
Portfolio shares redeemed	678,594
Manager (See Note 3)	600,708
Distribution/Service fees (See Note 3)	134,094
Professional fees	54,099
Custodian	7,914
Shareholder communication	180
Accrued expenses	17,132
Total liabilities	30,827,675
Net assets	$1,185,206,703
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$141,223
Additional paid-in-capital	1,287,164,940
1,287,306,163
Total distributable earnings (loss)	(102,099,460)
Net assets	$1,185,206,703
Initial Class
Net assets applicable to outstanding shares	$556,669,156
Shares of beneficial interest outstanding	66,357,930
Net asset value per share outstanding	$8.39
Service Class
Net assets applicable to outstanding shares	$628,537,547
Shares of beneficial interest outstanding	74,864,898
Net asset value per share outstanding	$8.40

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$87,864,239
Dividends-unaffiliated	165,708
Dividends-affiliated	143,496
Total income	88,173,443
Expenses
Manager (See Note 3)	6,800,129
Distribution/Service—Service Class (See Note 3)	1,613,013
Professional fees	195,336
Shareholder communication	165,920
Custodian	48,200
Trustees	27,260
Miscellaneous	77,871
Total expenses	8,927,729
Net investment income (loss)	79,245,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(22,480,126)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(665,350)
Affiliated investments	5,719
Unfunded commitments	(5,546)
Net change in unrealized appreciation (depreciation)	(665,177)
Net realized and unrealized gain (loss)	(23,145,303)
Net increase (decrease) in net assets resulting from operations	$56,100,411
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Floating Rate Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$79,245,714	$76,587,674
Net realized gain (loss)	(22,480,126)	(5,232,828)
Net change in unrealized appreciation (depreciation)	(665,177)	1,388,802
Net increase (decrease) in net assets resulting from operations	56,100,411	72,743,648
Distributions to shareholders:
Initial Class	(34,786,954)	(24,289,476)
Service Class	(43,941,940)	(51,479,345)
Total distributions to shareholders	(78,728,894)	(75,768,821)
Capital share transactions:
Net proceeds from sales of shares	234,149,132	342,470,001
Net asset value of shares issued to shareholders in reinvestment of distributions	78,728,894	75,768,821
Cost of shares redeemed	(204,129,308)	(179,503,945)
Increase (decrease) in net assets derived from capital share transactions	108,748,718	238,734,877
Net increase (decrease) in net assets	86,120,235	235,709,704
Net Assets
Beginning of year	1,099,086,468	863,376,764
End of year	$1,185,206,703	$1,099,086,468
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.56	$8.59	$8.34	$8.86	$8.81
Net investment income (loss) (a)	0.60	0.69	0.70	0.41	0.28
Net realized and unrealized gain (loss)	(0.17)	(0.03)	0.25	(0.52)	0.05
Total from investment operations	0.43	0.66	0.95	(0.11)	0.33
Less distributions:
From net investment income	(0.60)	(0.69)	(0.70)	(0.41)	(0.28)
Net asset value at end of year	$8.39	$8.56	$8.59	$8.34	$8.86
Total investment return (b)	5.13%	8.09%	11.86%	(1.25)%	3.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.09%	8.10%	8.30%	4.80%	3.23%
Net expenses (c)	0.64%	0.64%	0.64%	0.64%	0.64%
Portfolio turnover rate	30%	28%	20%	14%	29%
Net assets at end of year (in 000's)	$556,669	$428,694	$225,592	$275,041	$299,907

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.57	$8.59	$8.34	$8.87	$8.82
Net investment income (loss) (a)	0.58	0.68	0.69	0.39	0.26
Net realized and unrealized gain (loss)	(0.17)	(0.03)	0.24	(0.53)	0.05
Total from investment operations	0.41	0.65	0.93	(0.14)	0.31
Less distributions:
From net investment income	(0.58)	(0.67)	(0.68)	(0.39)	(0.26)
Net asset value at end of year	$8.40	$8.57	$8.59	$8.34	$8.87
Total investment return (b)	4.86%	7.82%	11.58%	(1.49)%	3.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.86%	7.93%	8.08%	4.59%	2.96%
Net expenses (c)	0.89%	0.89%	0.89%	0.89%	0.89%
Portfolio turnover rate	30%	28%	20%	14%	29%
Net assets at end of year (in 000's)	$628,538	$670,392	$637,785	$562,357	$533,782

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI VP Floating Rate Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Floating Rate Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek high current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

31

Notes to Financial Statements (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

32	NYLI VP Floating Rate Portfolio

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of
33

Notes to Financial Statements (continued)
such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(J) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio’s principal investments include floating rate loans, which are usually rated below investment grade and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain floating rate loans are collateralized, there is no guarantee that the value

34	NYLI VP Floating Rate Portfolio

of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, of these and other events, the Portfolio’s NAVs could decrease and you could lose money.
In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic development that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the year ended December 31, 2025, the effective management fee rate was 0.60% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $6,800,129 and paid the Subadvisor fees in the amount of $3,400,065.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service
35

Notes to Financial Statements (continued)
fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,212,294,079	$7,493,594	$(23,141,590)	$(15,647,996)
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$3,969,662	$(90,352,474)	$(69,102)	$(15,647,553)	$(102,099,467)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $90,352,474, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$8,065	$82,287
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$78,728,894	$75,768,821
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Commitments and Contingencies
As of December 31, 2025, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$202,157	$(2,975)
First Eagle Holdings, Inc., First Lien Delayed Draw Term Loan TBD, due 8/16/32	436,406	(1,094)
GrafTech Global Enterprises, Inc., First Lien Delayed Draw Term Loan TBD, due 12/21/29	1,327,921	16,394
Kaman Corp., First Lien Delayed Term Loan 6.43%, (3 Month SOFR + 2.50%), due 2/26/32	78,184	351
Pinnacle Buyer LLC, First Lien Delayed Draw Commitment Term Loan B TBD, due 10/1/32	182,245	794
Pye-Barker Fire & Safety LLC, First Lien Initial Delayed Draw Term Loan TBD, due 12/16/32	544,714	1,016
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	106,976	842
Reworld Holding Corp., First Lien Delayed Draw Term Loan TBD, due 11/1/32	225,194	422
SWF Holdings I Corp., First Lien Delayed Draw Term Loan TBD, due 12/19/29	1,413,271	(15,300)
US Fertility Enterprises LLC, First Lien Delayed Draw Term Loan TBD, due 12/10/32	277,007	—
Total	$4,794,075	$450

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.

36	NYLI VP Floating Rate Portfolio

Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $417,831 and $336,287, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	16,614,945	$139,844,351
Shares issued to shareholders in reinvestment of distributions	4,117,753	34,786,954
Shares redeemed	(4,448,677)	(37,638,212)
Net increase (decrease)	16,284,021	$136,993,093
Year ended December 31, 2024:
Shares sold	25,703,801	$220,516,026
Shares issued to shareholders in reinvestment of distributions	2,834,047	24,289,476
Shares redeemed	(4,736,460)	(40,617,278)
Net increase (decrease)	23,801,388	$204,188,224

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	11,140,595	$94,304,781
Shares issued to shareholders in reinvestment of distributions	5,195,608	43,941,940
Shares redeemed	(19,714,265)	(166,491,096)
Net increase (decrease)	(3,378,062)	$(28,244,375)
Year ended December 31, 2024:
Shares sold	14,211,854	$121,953,975
Shares issued to shareholders in reinvestment of distributions	6,000,989	51,479,345
Shares redeemed	(16,189,347)	(138,886,667)
Net increase (decrease)	4,023,496	$34,546,653
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Floating Rate Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Floating Rate Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately held securities, transfer agents and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
38	NYLI VP Floating Rate Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
39

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
46

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
47

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
48

NYLI VP U.S. Government Money Market Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Short-Term Investments 100.0%
Government Agency Debt 35.4%
Federal Agricultural Mortgage Corp.
3.668%, due 1/27/26	$ 15,000,000	$ 14,960,458
3.836%, due 2/17/26	18,000,000	17,910,700
3.755%, due 2/27/26	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp.
3.75%, due 2/11/26	20,000,000	20,000,000
Federal Home Loan Banks
3.603%, due 3/18/26	16,000,000	15,879,413
3.629%, due 3/31/26	46,000,000	45,591,737
3.674%, due 3/11/26	3,000,000	2,979,070
Federal Home Loan Mortgage Corp.
3.673%, due 3/9/26	28,725,000	28,530,404
3.673%, due 3/10/26	3,285,000	3,262,414
3.811%, due 2/2/26	37,348,000	37,222,444
3.83%, due 1/26/26	27,409,000	27,336,671
Federal National Mortgage Association
3.642%, due 3/19/26	25,000,000	24,807,233
3.646%, due 3/13/26	15,000,000	14,893,204
3.727%, due 2/11/26	10,000,000	9,957,861
3.786%, due 2/18/26	3,955,000	3,935,199
Total Government Agency Debt (Cost $292,266,808)		292,266,808
Treasury Debt 36.1%
U.S. Treasury Bills (a)
3.567%, due 4/14/26	5,000,000	4,949,554
3.572%, due 3/12/26	89,200,000	88,585,683
3.62%, due 2/10/26	25,170,000	25,069,320
3.649%, due 3/5/26	64,538,000	64,129,660
3.822%, due 1/8/26	77,269,000	77,211,824
3.849%, due 1/20/26	37,466,000	37,390,347
Total Treasury Debt (Cost $297,336,388)		297,336,388
	Principal Amount	Value

Treasury Repurchase Agreements 28.5%
BMO Capital Markets
3.84%, dated 12/31/25
due 1/2/26
Proceeds at Maturity $20,000,042
(Collateralized by United States Treasury security with a rate of 0.00% and with maturity date of 11/27/2026, with a Principal Amount of $21,049,200 and an aggregate Market Value, including accrued interest, of $20,400,043)	$ 20,000,000	$ 20,000,000
BofA Securities, Inc. 3.82%, dated 12/31/25 due 1/2/26 Proceeds at Maturity $115,000,000 (Collateralized by United States Treasury securities with rates between 0.00% and 4.75% and maturity dates between 07/15/2026 and 05/15/2055, with a Principal Amount of $189,958,359 and an aggregate Market Value, including accrued interest, of $117,300,000)	115,000,000	115,000,000
RBC Capital Markets LLC 3.76%, dated 12/31/25 due 1/2/26 Proceeds at Maturity $29,625,205 (Collateralized by United States Treasury securities with rates between 2.75% and 3.125% and maturity dates between 04/30/2027 and 08/31/2029, with a Principal Amount of $30,379,700 and an aggregate Market Value, including accrued interest, of $30,217,709)	29,619,000	29,619,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Short-Term Investments (continued)
Treasury Repurchase Agreements (continued)
Scotia Capital (USA) Inc.
3.81%, dated 12/31/25
due 1/2/26
Proceeds at Maturity $25,000,071
(Collateralized by United States Treasury securities with rates between 0.00% and 4.125% and maturity dates between 02/12/2026 and 08/15/2053, with a Principal Amount of $23,432,300 and an aggregate Market Value, including accrued interest, of $25,500,072)	$ 25,000,000	$ 25,000,000
TD Securities, Inc. 3.83%, dated 12/31/25 due 1/2/26 Proceeds at Maturity $45,000,053 (Collateralized by United States Treasury security with a rate of 0.375% and with maturity date of 07/31/2027, with a Principal Amount of $48,100,200 and an aggregate Market Value, including accrued interest, of $45,900,054)	45,000,000	45,000,000
Total Treasury Repurchase Agreements (Cost $234,619,000)		234,619,000
Total Short-Term Investments (Cost $824,222,196)	100.0%	824,222,196
Other Assets, Less Liabilities	0.0‡	50,806
Net Assets	100.0%	$ 824,273,002

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP U.S. Government Money Market Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$ —	$ 292,266,808	$ —	$ 292,266,808
Treasury Debt	—	297,336,388	—	297,336,388
Treasury Repurchase Agreements	—	234,619,000	—	234,619,000
Total Investments in Securities	$ —	$ 824,222,196	$ —	$ 824,222,196

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in securities, at value (amortized cost $589,603,196)	$589,603,196
Repurchase agreements, at value (amortized cost $234,619,000)	234,619,000
Cash	1,377
Receivables:
Interest	229,591
Other assets	4,444
Total assets	824,457,608
Liabilities
Payables:
Manager (See Note 3)	111,903
Professional fees	25,487
Custodian	5,051
Shareholder communication	13
Accrued expenses	42,152
Total liabilities	184,606
Net assets	$824,273,002
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$824,187
Additional paid-in-capital	823,431,890
824,256,077
Total distributable earnings (loss)	16,925
Net assets	$824,273,002
Initial Class
Net assets applicable to outstanding shares	$824,273,002
Shares of beneficial interest outstanding	824,187,161
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP U.S. Government Money Market Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$35,571,633
Expenses
Manager (See Note 3)	3,175,482
Shareholder communication	119,025
Professional fees	107,698
Custodian	30,932
Trustees	20,553
Miscellaneous	63,835
Total expenses before waiver/reimbursement	3,517,525
Expense waiver/reimbursement from Manager (See Note 3)	(1,177,107)
Net expenses	2,340,418
Net investment income (loss)	33,231,215
Realized Gain (Loss)
Net realized gain (loss) on investments	1,471
Net increase (decrease) in net assets resulting from operations	$33,232,686
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$33,231,215	$41,792,159
Net realized gain (loss)	1,471	4,259
Net increase (decrease) in net assets resulting from operations	33,232,686	41,796,418
Distributions to shareholders:
Initial Class	(33,231,215)	(41,792,158)
Capital share transactions:
Net proceeds from sales of shares	479,542,216	522,198,334
Net asset value of shares issued to shareholders in reinvestment of distributions	33,231,215	41,792,158
Cost of shares redeemed	(518,511,617)	(851,661,876)
Increase (decrease) in net assets derived from capital share transactions	(5,738,186)	(287,671,384)
Net increase (decrease) in net assets	(5,736,715)	(287,667,124)
Net Assets
Beginning of year	830,009,717	1,117,676,841
End of year	$824,273,002	$830,009,717
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP U.S. Government Money Market Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.04	0.05	0.05	0.01	0.00‡
Net realized and unrealized gain (loss) on investments	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.04	0.05	0.05	0.01	0.00‡
Less distributions:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	4.05%	5.02%	4.81%	1.29%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.98%	4.92%	4.72%	1.40%	0.01%
Net expenses	0.28%	0.28%	0.28%	0.24%	0.04%
Expenses (before waiver/reimbursement)	0.42%	0.41%	0.40%	0.40%	0.41%
Net assets at end of year (in 000's)	$824,273	$830,010	$1,117,677	$857,323	$630,034

‡	Less than one cent per share.
(a)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP U.S. Government Money Market Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. In addition, as a “government money market portfolio,” the Board of Trustees of the Trust ("Board") has determined that the Portfolio is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
(B) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (generally 4:00  p.m. Eastern time) on each day the Portfolio is open for business (“valuation date”). Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation

10	NYLI VP U.S. Government Money Market Portfolio

materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of December 31, 2025, the aggregate value by input level of the Portfolio’s assets and liabilities is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolio may utilize some of the following fair value techniques: multi-dimensional relational pricing models and option adjusted spread pricing. During the year ended December 31, 2025, there were no material changes to the fair value methodologies. Securities valued in this manner are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
11

Notes to Financial Statements (continued)
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
(F) Expenses.  Expenses of the Fund are allocated to the individual Funds in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life
Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to

12	NYLI VP U.S. Government Money Market Portfolio

interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
The Fund, on behalf of the Portfolio, pays New York Life Investments in its capacity as the Portfolio’s investment manager and administrator, pursuant to the Management Agreement, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.28% of average daily net assets. This agreement will remain in effect until May 1, 2026 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended December 31, 2025, the effective management fee rate was 0.38% of the Portfolio's average daily net assets.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,175,482 and paid the Subadvisor in the amount of $999,188. Additionally, New York Life Investments reimbursed expenses in the amount of $1,177,107, without which the Portfolio's total returns would have been lower.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$20,214	$(3,289)	$—	$—	$16,925
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $3,289, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be
13

Notes to Financial Statements (continued)
paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$3	$—
The Portfolio utilized $1,333 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$33,231,215	$41,792,158
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class (at $1 per share)	Shares
Year ended December 31, 2025:
Shares sold	479,494,627
Shares issued to shareholders in reinvestment of distributions	33,227,892
Shares redeemed	(518,460,036)
Net increase (decrease)	(5,737,517)
Year ended December 31, 2024:
Shares sold	522,146,119
Shares issued to shareholders in reinvestment of distributions	41,787,979
Shares redeemed	(851,576,718)
Net increase (decrease)	(287,642,620)
Note 7–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
14	NYLI VP U.S. Government Money Market Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP U.S. Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP U.S. Government Money Market Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
16

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

17

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
18

investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP Allocation Portfolios

Annual Report - Financial Statements and Other Information
December 31, 2025
NYLI VP Conservative Allocation Portfolio
NYLI VP Moderate Allocation Portfolio
NYLI VP Growth Allocation Portfolio
NYLI VP Equity Allocation Portfolio

NYLI VP Conservative Allocation Portfolio
Portfolio of Investments December 31, 2025†^
	Shares	Value
Affiliated Investment Companies 89.1%
Equity Funds 36.1%
NYLI Candriam International Equity ETF	158,901	$ 5,588,882
NYLI Candriam U.S. Large Cap Equity ETF	104,823	5,738,870
NYLI Candriam U.S. Mid Cap Equity ETF	144,100	4,988,742
NYLI Epoch Capital Growth Fund Class I	78,226	1,219,469
NYLI Epoch International Choice Fund Class I	138,673	6,637,525
NYLI Fiera SMID Growth Fund Class R6	292,154	5,148,186
NYLI FTSE International Equity Currency Neutral ETF	216,011	7,009,557
NYLI PineStone U.S. Equity Fund Class R6	277,417	5,634,228
NYLI U.S. Large Cap R&D Leaders ETF (a)	93,864	3,826,366
NYLI VP American Century Sustainable Equity Portfolio Initial Class	542,312	5,885,005
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	508,217	5,346,088
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	200,981	5,867,533
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	307,620	5,483,516
NYLI VP MFS® Investors Trust Portfolio Initial Class	284,013	3,139,852
NYLI VP MFS® Research Portfolio Initial Class	290,112	3,174,089
NYLI VP PineStone International Equity Portfolio Initial Class	325,543	4,044,316
NYLI VP S&P 500 Index Portfolio Initial Class	28,555	3,479,406
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	522,603	5,159,085
NYLI VP Small Cap Growth Portfolio Initial Class	430,132	4,974,820
NYLI VP Wellington Growth Portfolio Initial Class	187,637	6,279,615
NYLI VP Wellington Small Cap Portfolio Initial Class	455,172	4,843,485
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	191,722	6,036,987
NYLI WMC Enduring Capital Fund Class R6	145,799	5,324,653
NYLI WMC International Research Equity Fund Class I	610,333	6,322,869
NYLI WMC Value Fund Class R6	163,339	5,541,253
Total Equity Funds (Cost $105,978,147)		126,694,397
	Shares	Value

Fixed Income Funds 53.0%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	433,943	$ 3,532,987
NYLI MacKay Core Plus Bond ETF (a)	3,604,592	76,525,488
NYLI MacKay High Income ETF (a)	432,709	11,315,340
NYLI MacKay Securitized Income ETF (a)	787,811	20,272,819
NYLI VP Bond Portfolio Initial Class (a)	1,038,302	12,655,338
NYLI VP Floating Rate Portfolio Initial Class	3,143,658	26,367,118
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,240,598	11,453,321
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,049,459	20,580,869
NYLI VP PIMCO Real Return Portfolio Initial Class	445,917	3,498,396
Total Fixed Income Funds (Cost $188,476,927)		186,201,676
Total Affiliated Investment Companies (Cost $294,455,074)		312,896,073
Short-Term Investment 10.1%
Affiliated Investment Company 10.1%
NYLI U.S. Government Liquidity Fund, 3.569% (b)	35,691,614	35,691,614
Total Short-Term Investment (Cost $35,691,614)	10.1%	35,691,614
Total Investments (Cost $330,146,688)	99.2%	348,587,687
Other Assets, Less Liabilities	0.8	2,665,004
Net Assets	100.0%	$ 351,252,691

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of December 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of December 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 8,234	$ (5,024)	$ 185	$ 138	$ 3,533	$ 399	$ —	434
NYLI Candriam International Equity ETF	6,129	64	(1,860)	441	815	5,589	165	—	159
NYLI Candriam U.S. Large Cap Equity ETF	9,173	225	(4,515)	1,696	(840)	5,739	84	—	105
NYLI Candriam U.S. Mid Cap Equity ETF	5,705	534	(1,573)	218	105	4,989	66	—	144
NYLI Epoch Capital Growth Fund Class I	1,366	99	(315)	42	27	1,219	5	93	78
NYLI Epoch International Choice Fund Class I	6,284	336	(1,579)	337	1,260	6,638	131	—	139
NYLI Fiera SMID Growth Fund Class R6	5,670	954	(1,628)	96	56	5,148	—	124	292
NYLI FTSE International Equity Currency Neutral ETF	7,835	38	(2,520)	800	857	7,010	312	—	216
NYLI MacKay Core Plus Bond ETF	86,272	875	(12,278)	(677)	2,333	76,525	4,344	—	3,605
NYLI MacKay High Income ETF (a)	6,511	5,733	(907)	12	(34)	11,315	546	88	433
NYLI MacKay Securitized Income ETF	23,174	373	(3,509)	67	168	20,273	1,232	171	788
NYLI MacKay Short Duration High Income Fund Class I	16,936	346	(17,343)	(238)	299	—	345	—	—
NYLI PineStone U.S. Equity Fund Class R6	8,895	79	(3,779)	616	(177)	5,634	32	47	277
NYLI Short Term Bond Fund Class I	4,070	121	(4,218)	30	(3)	—	97	—	—
NYLI U.S. Government Liquidity Fund	37,822	86,753	(88,883)	—	—	35,692	1,410	—	35,692
NYLI U.S. Large Cap R&D Leaders ETF	—	5,844	(2,018)	(32)	32	3,826	2	—	94
NYLI VP American Century Sustainable Equity Portfolio Initial Class	9,619	708	(4,754)	(140)	452	5,885	64	368	542
NYLI VP Bond Portfolio Initial Class	14,314	758	(2,644)	(27)	254	12,655	650	—	1,038
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	5,997	20	(2,390)	193	1,526	5,346	20	—	508
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	4,994	3,398	(1,914)	425	(1,035)	5,868	44	1,418	201
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	8,228	902	(3,647)	353	(352)	5,484	154	744	308
NYLI VP Floating Rate Portfolio Initial Class	20,335	10,076	(3,648)	(180)	(216)	26,367	1,419	—	3,144
NYLI VP MacKay Convertible Portfolio Initial Class	7,856	240	(8,742)	857	(211)	—	240	—	—
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	6,672	6,130	(1,292)	39	(96)	11,453	567	—	1,241
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	23,261	894	(4,607)	133	900	20,581	717	—	2,049
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	3,649	(941)	93	339	3,140	—	—	284
NYLI VP MFS® Research Portfolio Initial Class	—	3,620	(874)	87	341	3,174	—	—	290
NYLI VP PIMCO Real Return Portfolio Initial Class	3,990	231	(828)	(70)	175	3,498	189	—	446
NYLI VP PineStone International Equity Portfolio Initial Class	5,601	182	(2,280)	(818)	1,359	4,044	34	—	326
NYLI VP S&P 500 Index Portfolio Initial Class	—	3,468	—	—	11	3,479	—	—	29
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	6,322	310	(1,800)	336	(9)	5,159	22	—	523
NYLI VP Small Cap Growth Portfolio Initial Class	5,254	1,290	(1,427)	159	(301)	4,975	—	388	430
NYLI VP Wellington Growth Portfolio Initial Class	9,926	1,719	(6,112)	2,637	(1,890)	6,280	—	543	188
NYLI VP Wellington Small Cap Portfolio Initial Class	4,553	1,155	(1,239)	284	91	4,844	55	—	455
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	9,929	2,091	(6,300)	2,398	(2,081)	6,037	—	797	192
NYLI WMC Enduring Capital Fund Class R6	3,906	2,824	(1,076)	150	(479)	5,325	37	197	146
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI WMC International Research Equity Fund Class I	$ 6,554	$ 239	$ (2,472)	$ 458	$ 1,544	$ 6,323	$ 179	$ —	610
NYLI WMC Value Fund Class R6	7,704	431	(3,064)	279	191	5,541	90	321	163
	$390,857	$154,943	$(214,000)	$11,239	$5,549	$348,588	$13,651	$5,299

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	6,060	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(3,766)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	3,505	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	5,398	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Long	1 day FEDF plus 0.92%	11/17/26	Daily	659	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Short	1 day FEDF plus 0.52%	11/17/26	Daily	(693)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	2,422	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	9,330	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	2,541	—
						$ —

1.	As of December 31, 2025, cash in the amount of $2,069,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 126,694,397	$ —	$ —	$ 126,694,397
Fixed Income Funds	186,201,676	—	—	186,201,676
Total Affiliated Investment Companies	312,896,073	—	—	312,896,073
Short-Term Investment
Affiliated Investment Company	35,691,614	—	—	35,691,614
Total Investments in Securities	348,587,687	—	—	348,587,687
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 348,587,687	$ —	$ —	$ 348,587,687

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Conservative Allocation Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in affiliated investment companies, at value (identified cost $330,146,688)	$348,587,687
Cash collateral on deposit at broker for swap contracts	2,069,000
Receivables:
Dividends	636,679
Portfolio shares sold	81,376
Other assets	261,642
Total assets	351,636,384
Liabilities
Payables:
Portfolio shares redeemed	234,629
Distribution/Service fees (See Note 3)	71,851
Dividends and interest on OTC swaps contracts	49,413
Professional fees	16,974
Custodian	7,656
Shareholder communication	92
Accrued expenses	3,078
Total liabilities	383,693
Net assets	$351,252,691
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$32,536
Additional paid-in-capital	362,754,153
362,786,689
Total distributable earnings (loss)	(11,533,998)
Net assets	$351,252,691
Initial Class
Net assets applicable to outstanding shares	$14,086,419
Shares of beneficial interest outstanding	1,289,694
Net asset value per share outstanding	$10.92
Service Class
Net assets applicable to outstanding shares	$337,166,272
Shares of beneficial interest outstanding	31,245,956
Net asset value per share outstanding	$10.79

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$13,651,255
Expenses
Distribution/Service—Service Class (See Note 3)	880,225
Professional fees	67,161
Shareholder communication	48,668
Custodian	37,325
Trustees	9,112
Miscellaneous	11,791
Total expenses	1,054,282
Net investment income (loss)	12,596,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	11,239,162
Realized capital gain distributions from affiliated investment companies	5,299,093
Swap transactions	(2,602,047)
Net realized gain (loss)	13,936,208
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	5,549,243
Net realized and unrealized gain (loss)	19,485,451
Net increase (decrease) in net assets resulting from operations	$32,082,424
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Conservative Allocation Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$12,596,973	$15,372,402
Net realized gain (loss)	13,936,208	(21,276,256)
Net change in unrealized appreciation (depreciation)	5,549,243	32,068,355
Net increase (decrease) in net assets resulting from operations	32,082,424	26,164,501
Distributions to shareholders:
Initial Class	(610,132)	(232,960)
Service Class	(14,029,855)	(5,419,377)
Total distributions to shareholders	(14,639,987)	(5,652,337)
Capital share transactions:
Net proceeds from sales of shares	24,539,139	32,337,833
Net asset value of shares issued to shareholders in reinvestment of distributions	14,639,987	5,652,337
Cost of shares redeemed	(97,733,718)	(119,612,134)
Increase (decrease) in net assets derived from capital share transactions	(58,554,592)	(81,621,964)
Net increase (decrease) in net assets	(41,112,155)	(61,109,800)
Net Assets
Beginning of year	392,364,846	453,474,646
End of year	$351,252,691	$392,364,846
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.42	$9.94	$9.64	$12.91	$12.44
Net investment income (loss) (a)	0.40	0.41	0.31	0.26	0.27
Net realized and unrealized gain (loss)	0.58	0.24	0.63	(1.89)	0.61
Total from investment operations	0.98	0.65	0.94	(1.63)	0.88
Less distributions:
From net investment income	(0.48)	(0.17)	(0.30)	(0.53)	(0.25)
From net realized gain on investments	—	—	(0.34)	(1.11)	(0.16)
Total distributions	(0.48)	(0.17)	(0.64)	(1.64)	(0.41)
Net asset value at end of year	$10.92	$10.42	$9.94	$9.64	$12.91
Total investment return (b)	9.56%	6.51%	10.29%	(12.05)%	7.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.74%	3.95%	3.12%	2.31%	2.12%
Net expenses (c)	0.05%	0.03%	0.03%	0.03%	0.03%
Portfolio turnover rate	21%	50%	18%	26%	25%
Net assets at end of year (in 000's)	$14,086	$13,810	$13,959	$13,487	$17,168

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.29	$9.82	$9.52	$12.77	$12.30
Net investment income (loss) (a)	0.36	0.37	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.59	0.24	0.64	(1.88)	0.61
Total from investment operations	0.95	0.61	0.91	(1.65)	0.84
Less distributions:
From net investment income	(0.45)	(0.14)	(0.27)	(0.49)	(0.21)
From net realized gain on investments	—	—	(0.34)	(1.11)	(0.16)
Total distributions	(0.45)	(0.14)	(0.61)	(1.60)	(0.37)
Net asset value at end of year	$10.79	$10.29	$9.82	$9.52	$12.77
Total investment return (b)	9.29%	6.25%	10.02%	(12.27)%	6.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.43%	3.62%	2.80%	2.03%	1.83%
Net expenses (c)	0.30%	0.28%	0.28%	0.28%	0.28%
Portfolio turnover rate	21%	50%	18%	26%	25%
Net assets at end of year (in 000's)	$337,166	$378,555	$439,516	$496,304	$670,879

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Conservative Allocation Portfolio

NYLI VP Moderate Allocation Portfolio
Portfolio of Investments December 31, 2025†^
	Shares	Value
Affiliated Investment Companies 89.6%
Equity Funds 56.5%
NYLI Candriam International Equity ETF (a)	494,198	$ 17,381,981
NYLI Candriam U.S. Large Cap Equity ETF (a)	330,993	18,121,271
NYLI Candriam U.S. Mid Cap Equity ETF (a)	394,079	13,643,015
NYLI Epoch Capital Growth Fund Class I	150,393	2,344,483
NYLI Epoch International Choice Fund Class I (a)	422,620	20,228,558
NYLI Fiera SMID Growth Fund Class R6 (a)	764,106	13,464,693
NYLI FTSE International Equity Currency Neutral ETF	411,689	13,359,308
NYLI PineStone U.S. Equity Fund Class R6 (a)	920,108	18,687,019
NYLI U.S. Large Cap R&D Leaders ETF (a)	178,856	7,291,065
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	1,786,088	19,382,088
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	1,604,737	16,880,708
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	653,819	19,087,928
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	1,008,675	17,980,245
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	1,011,411	11,181,448
NYLI VP MFS® Research Portfolio Initial Class (a)	1,016,203	11,118,177
NYLI VP PineStone International Equity Portfolio Initial Class (a)	1,049,438	13,037,487
NYLI VP S&P 500 Index Portfolio Initial Class	54,276	6,613,435
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,482,220	14,632,326
NYLI VP Small Cap Growth Portfolio Initial Class	1,121,875	12,975,378
NYLI VP Wellington Growth Portfolio Initial Class	618,291	20,692,221
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	1,168,096	12,429,713
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	624,093	19,651,640
NYLI WMC Enduring Capital Fund Class R6 (a)	465,125	16,986,536
NYLI WMC International Research Equity Fund Class I (a)	1,878,821	19,464,018
	Shares	Value

Equity Funds (continued)
NYLI WMC Value Fund Class R6 (a)	519,822	$ 17,634,913
Total Equity Funds (Cost $308,906,204)		374,269,654
Fixed Income Funds 33.1%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	824,870	6,715,760
NYLI MacKay Core Plus Bond ETF (a)	4,047,568	85,929,868
NYLI MacKay High Income ETF (a)	504,097	13,182,137
NYLI MacKay Securitized Income ETF (a)	885,746	22,792,990
NYLI VP Bond Portfolio Initial Class (a)	1,167,683	14,232,300
NYLI VP Floating Rate Portfolio Initial Class (a)	3,969,429	33,293,185
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,447,423	13,362,755
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,302,145	23,118,372
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	847,648	6,650,141
Total Fixed Income Funds (Cost $221,329,012)		219,277,508
Total Affiliated Investment Companies (Cost $530,235,216)		593,547,162
Short-Term Investment 10.0%
Affiliated Investment Company 10.0%
NYLI U.S. Government Liquidity Fund, 3.569% (a)(b)	66,401,072	66,401,072
Total Short-Term Investment (Cost $66,401,072)	10.0%	66,401,072
Total Investments (Cost $596,636,288)	99.6%	659,948,234
Other Assets, Less Liabilities	0.4	2,954,035
Net Assets	100.0%	$ 662,902,269

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of December 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of December 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 15,157	$ (9,047)	$ 344	$ 262	$ 6,716	$ 740	$ —	825
NYLI Candriam International Equity ETF	18,174	267	(4,823)	1,688	2,076	17,382	500	—	494
NYLI Candriam U.S. Large Cap Equity ETF	27,557	950	(13,004)	4,921	(2,303)	18,121	259	—	331
NYLI Candriam U.S. Mid Cap Equity ETF	14,817	1,988	(4,035)	534	339	13,643	173	—	394
NYLI Epoch Capital Growth Fund Class I	2,478	186	(442)	61	62	2,345	10	176	150
NYLI Epoch International Choice Fund Class I	18,616	996	(4,135)	752	4,000	20,229	398	—	423
NYLI Fiera SMID Growth Fund Class R6	14,762	2,594	(4,299)	250	158	13,465	—	318	764
NYLI FTSE International Equity Currency Neutral ETF	14,233	121	(4,046)	1,123	1,928	13,359	586	—	412
NYLI MacKay Core Plus Bond ETF	93,173	2,030	(11,073)	(589)	2,389	85,930	4,772	—	4,048
NYLI MacKay High Income ETF (a)	8,243	5,739	(782)	8	(26)	13,182	633	102	504
NYLI MacKay Securitized Income ETF	25,028	650	(3,131)	56	190	22,793	1,354	192	886
NYLI MacKay Short Duration High Income Fund Class I	19,891	288	(20,281)	(244)	346	—	257	—	—
NYLI PineStone U.S. Equity Fund Class R6	26,580	489	(9,701)	1,544	(225)	18,687	104	152	920
NYLI Short Term Bond Fund Class I	7,393	360	(7,803)	53	(3)	—	177	—	—
NYLI U.S. Government Liquidity Fund	68,173	149,227	(150,999)	—	—	66,401	2,640	—	66,401
NYLI U.S. Large Cap R&D Leaders ETF	—	11,111	(3,820)	(61)	61	7,291	4	—	179
NYLI VP American Century Sustainable Equity Portfolio Initial Class	29,182	1,755	(12,465)	(2,374)	3,284	19,382	204	1,168	1,786
NYLI VP Bond Portfolio Initial Class	15,459	974	(2,446)	(25)	270	14,232	717	—	1,168
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	18,169	89	(6,677)	479	4,821	16,881	62	—	1,605
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	15,336	10,016	(4,235)	(144)	(1,885)	19,088	137	4,416	654
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	24,075	2,693	(8,802)	1,409	(1,395)	17,980	461	2,233	1,009
NYLI VP Floating Rate Portfolio Initial Class	18,537	18,353	(3,219)	(139)	(239)	33,293	1,427	—	3,969
NYLI VP MacKay Convertible Portfolio Initial Class	14,269	439	(15,897)	1,571	(382)	—	439	—	—
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	8,446	6,114	(1,218)	37	(16)	13,363	574	—	1,447
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	25,121	1,226	(4,354)	119	1,006	23,118	792	—	2,302
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	11,771	(1,934)	196	1,148	11,181	—	—	1,011
NYLI VP MFS® Research Portfolio Initial Class	—	11,400	(1,605)	172	1,151	11,118	—	—	1,016
NYLI VP PIMCO Real Return Portfolio Initial Class	7,248	499	(1,286)	(108)	297	6,650	350	—	848
NYLI VP PineStone International Equity Portfolio Initial Class	16,745	746	(6,102)	(2,645)	4,294	13,038	108	—	1,049
NYLI VP S&P 500 Index Portfolio Initial Class	—	6,593	—	—	20	6,613	—	—	54
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	16,979	1,179	(4,457)	(734)	1,665	14,632	58	—	1,482
NYLI VP Small Cap Growth Portfolio Initial Class	13,135	4,548	(4,440)	(711)	443	12,975	—	923	1,122
NYLI VP Wellington Growth Portfolio Initial Class	30,199	3,413	(15,274)	5,158	(2,804)	20,692	—	1,766	618
NYLI VP Wellington Small Cap Portfolio Initial Class	10,521	4,390	(3,430)	810	139	12,430	122	—	1,168
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	30,378	4,182	(15,769)	4,685	(3,824)	19,652	—	2,559	624
NYLI WMC Enduring Capital Fund Class R6	11,344	8,508	(1,924)	290	(1,231)	16,987	118	627	465
NYLI WMC International Research Equity Fund Class I	19,329	622	(6,445)	1,228	4,730	19,464	552	—	1,879
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Moderate Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI WMC Value Fund Class R6	$ 22,092	$ 1,316	$ (7,103)	$ 603	$ 727	$ 17,635	$ 285	$ 1,015	520
	$705,682	$292,979	$(380,503)	$20,317	$21,473	$659,948	$19,013	$15,647

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	11,519	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(7,022)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	6,621	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	10,200	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Long	1 day FEDF plus 0.92%	11/17/26	Daily	2,437	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Short	1 day FEDF plus 0.52%	11/17/26	Daily	(2,526)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	3,020	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	17,732	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	6,303	—
						$ —

1.	As of December 31, 2025, cash in the amount of $2,711,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 374,269,654	$ —	$ —	$ 374,269,654
Fixed Income Funds	219,277,508	—	—	219,277,508
Total Affiliated Investment Companies	593,547,162	—	—	593,547,162
Short-Term Investment
Affiliated Investment Company	66,401,072	—	—	66,401,072
Total Investments in Securities	659,948,234	—	—	659,948,234
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 659,948,234	$ —	$ —	$ 659,948,234

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Moderate Allocation Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in affiliated investment companies, at value (identified cost $596,636,288)	$659,948,234
Cash collateral on deposit at broker for swap contracts	2,711,000
Receivables:
Dividends	802,498
Portfolio shares sold	154,785
Other assets	299,147
Total assets	663,915,664
Liabilities
Payables:
Portfolio shares redeemed	788,977
Distribution/Service fees (See Note 3)	131,105
Dividends and interest on OTC swaps contracts	58,636
Professional fees	19,267
Custodian	11,782
Shareholder communication	109
Accrued expenses	3,519
Total liabilities	1,013,395
Net assets	$662,902,269
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$60,218
Additional paid-in-capital	624,251,030
624,311,248
Total distributable earnings (loss)	38,591,021
Net assets	$662,902,269
Initial Class
Net assets applicable to outstanding shares	$49,497,988
Shares of beneficial interest outstanding	4,452,004
Net asset value per share outstanding	$11.12
Service Class
Net assets applicable to outstanding shares	$613,404,281
Shares of beneficial interest outstanding	55,765,938
Net asset value per share outstanding	$11.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$19,012,628
Expenses
Distribution/Service—Service Class (See Note 3)	1,569,874
Shareholder communication	94,282
Professional fees	88,112
Custodian	46,655
Trustees	16,698
Miscellaneous	21,381
Total expenses	1,837,002
Net investment income (loss)	17,175,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	20,316,939
Realized capital gain distributions from affiliated investment companies	15,647,335
Swap transactions	(4,510,978)
Net realized gain (loss)	31,453,296
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	21,473,397
Net realized and unrealized gain (loss)	52,926,693
Net increase (decrease) in net assets resulting from operations	$70,102,319
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Moderate Allocation Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,175,626	$20,650,846
Net realized gain (loss)	31,453,296	(11,755,278)
Net change in unrealized appreciation (depreciation)	21,473,397	53,662,403
Net increase (decrease) in net assets resulting from operations	70,102,319	62,557,971
Distributions to shareholders:
Initial Class	(1,561,879)	(508,479)
Service Class	(18,365,022)	(5,547,350)
Total distributions to shareholders	(19,926,901)	(6,055,829)
Capital share transactions:
Net proceeds from sales of shares	44,093,368	41,548,808
Net asset value of shares issued to shareholders in reinvestment of distributions	19,926,901	6,055,829
Cost of shares redeemed	(158,422,746)	(178,058,738)
Increase (decrease) in net assets derived from capital share transactions	(94,402,477)	(130,454,101)
Net increase (decrease) in net assets	(44,227,059)	(73,951,959)
Net Assets
Beginning of year	707,129,328	781,081,287
End of year	$662,902,269	$707,129,328
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.32	$9.59	$9.22	$12.84	$11.99
Net investment income (loss) (a)	0.30	0.31	0.25	0.21	0.23
Net realized and unrealized gain (loss)	0.86	0.53	0.88	(2.06)	1.11
Total from investment operations	1.16	0.84	1.13	(1.85)	1.34
Less distributions:
From net investment income	(0.36)	(0.11)	(0.31)	(0.43)	(0.15)
From net realized gain on investments	—	—	(0.45)	(1.34)	(0.34)
Total distributions	(0.36)	(0.11)	(0.76)	(1.77)	(0.49)
Net asset value at end of year	$11.12	$10.32	$9.59	$9.22	$12.84
Total investment return (b)	11.30%	8.73%	13.01%	(13.69)%	11.37%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.81%	3.02%	2.59%	1.91%	1.81%
Net expenses (c)	0.04%	0.03%	0.02%	0.02%	0.02%
Portfolio turnover rate	24%	36%	23%	31%	27%
Net assets at end of year (in 000's)	$49,498	$47,946	$46,889	$43,783	$53,604

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.21	$9.49	$9.12	$12.72	$11.88
Net investment income (loss) (a)	0.27	0.27	0.22	0.18	0.19
Net realized and unrealized gain (loss)	0.85	0.53	0.88	(2.05)	1.11
Total from investment operations	1.12	0.80	1.10	(1.87)	1.30
Less distributions:
From net investment income	(0.33)	(0.08)	(0.28)	(0.39)	(0.12)
From net realized gain on investments	—	—	(0.45)	(1.34)	(0.34)
Total distributions	(0.33)	(0.08)	(0.73)	(1.73)	(0.46)
Net asset value at end of year	$11.00	$10.21	$9.49	$9.12	$12.72
Total investment return (b)	11.02%	8.46%	12.73%	(13.91)%	11.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.52%	2.72%	2.30%	1.63%	1.51%
Net expenses (c)	0.29%	0.28%	0.27%	0.27%	0.27%
Portfolio turnover rate	24%	36%	23%	31%	27%
Net assets at end of year (in 000's)	$613,404	$659,183	$734,192	$776,017	$1,020,842

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Moderate Allocation Portfolio

NYLI VP Growth Allocation Portfolio
Portfolio of Investments December 31, 2025†^
	Shares	Value
Affiliated Investment Companies 89.9%
Equity Funds 76.8%
NYLI Candriam International Equity ETF (a)	1,031,840	$ 36,291,980
NYLI Candriam U.S. Large Cap Equity ETF (a)	627,282	34,342,560
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,038,204	35,942,622
NYLI Epoch Capital Growth Fund Class I (a)	226,305	3,527,865
NYLI Epoch International Choice Fund Class I (a)	876,644	41,960,316
NYLI Fiera SMID Growth Fund Class R6 (a)	2,028,293	35,741,562
NYLI FTSE International Equity Currency Neutral ETF	620,320	20,129,384
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,713,698	34,804,523
NYLI U.S. Large Cap R&D Leaders ETF (a)	271,569	11,070,510
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	3,266,144	35,443,220
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	3,364,918	35,396,580
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	1,217,384	35,540,910
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,980,384	35,301,539
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	1,677,489	18,545,139
NYLI VP MFS® Research Portfolio Initial Class (a)	1,700,576	18,605,829
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,224,122	27,630,933
NYLI VP S&P 500 Index Portfolio Initial Class	82,101	10,003,902
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	3,639,930	35,933,024
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,142,553	36,346,135
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,070,129	35,813,777
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	3,479,706	37,027,546
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,132,088	35,647,524
NYLI WMC Enduring Capital Fund Class R6 (a)	963,552	35,189,298
	Shares	Value

Equity Funds (continued)
NYLI WMC International Research Equity Fund Class I (a)	3,906,078	$ 40,465,798
NYLI WMC Value Fund Class R6 (a)	1,050,670	35,643,873
Total Equity Funds (Cost $625,991,089)		762,346,349
Fixed Income Funds 13.1%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	1,240,076	10,096,207
NYLI MacKay Core Plus Bond ETF	553,180	11,744,011
NYLI MacKay High Income ETF (a)	757,853	19,817,856
NYLI MacKay Securitized Income ETF	121,054	3,115,095
NYLI VP Bond Portfolio Initial Class	159,589	1,945,154
NYLI VP Floating Rate Portfolio Initial Class (a)	5,967,570	50,052,393
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,176,028	20,089,309
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	314,637	3,159,621
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	1,274,342	9,997,719
Total Fixed Income Funds (Cost $130,134,616)		130,017,365
Total Affiliated Investment Companies (Cost $756,125,705)		892,363,714
Short-Term Investment 9.8%
Affiliated Investment Company 9.8%
NYLI U.S. Government Liquidity Fund, 3.569% (a)(b)	96,821,817	96,821,817
Total Short-Term Investment (Cost $96,821,817)	9.8%	96,821,817
Total Investments (Cost $852,947,522)	99.7%	989,185,531
Other Assets, Less Liabilities	0.3	2,960,334
Net Assets	100.0%	$ 992,145,865

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of December 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of December 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 23,652	$ (14,473)	$ 517	$ 400	$ 10,096	$ 1,109	$ —	1,240
NYLI Candriam International Equity ETF	39,133	44	(10,771)	776	7,110	36,292	1,048	—	1,032
NYLI Candriam U.S. Large Cap Equity ETF	49,998	—	(20,294)	7,138	(2,499)	34,343	465	—	627
NYLI Candriam U.S. Mid Cap Equity ETF	42,227	378	(9,172)	1,349	1,161	35,943	480	—	1,038
NYLI Epoch Capital Growth Fund Class I	3,862	278	(800)	106	82	3,528	15	264	226
NYLI Epoch International Choice Fund Class I	40,047	996	(9,028)	1,620	8,325	41,960	826	—	877
NYLI Fiera SMID Growth Fund Class R6	41,819	3,470	(10,904)	1,081	275	35,741	—	890	2,028
NYLI FTSE International Equity Currency Neutral ETF	22,068	13	(6,559)	1,875	2,732	20,129	885	—	620
NYLI MacKay Core Plus Bond ETF	13,139	510	(2,151)	96	150	11,744	654	—	553
NYLI MacKay High Income ETF (a)	13,287	8,385	(1,828)	17	(43)	19,818	972	154	758
NYLI MacKay Securitized Income ETF	3,530	155	(603)	9	24	3,115	185	26	121
NYLI MacKay Short Duration High Income Fund Class I	29,826	439	(30,417)	(109)	261	—	355	—	—
NYLI PineStone U.S. Equity Fund Class R6	49,459	477	(17,764)	2,977	(345)	34,804	194	283	1,714
NYLI Short Term Bond Fund Class I	11,468	751	(12,295)	82	(6)	—	268	—	—
NYLI U.S. Government Liquidity Fund	96,520	233,603	(233,301)	—	—	96,822	3,854	—	96,822
NYLI U.S. Large Cap R&D Leaders ETF	—	16,790	(5,721)	(92)	94	11,071	6	—	272
NYLI VP American Century Sustainable Equity Portfolio Initial Class	51,070	2,416	(19,800)	(881)	2,638	35,443	360	2,057	3,266
NYLI VP Bond Portfolio Initial Class	2,180	185	(453)	(6)	39	1,945	98	—	160
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	39,458	242	(15,462)	669	10,490	35,397	129	—	3,365
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	25,565	16,617	(3,202)	196	(3,635)	35,541	225	7,235	1,217
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	47,948	5,427	(18,212)	3,419	(3,281)	35,301	929	4,497	1,980
NYLI VP Floating Rate Portfolio Initial Class	28,754	27,937	(6,068)	(255)	(316)	50,052	2,149	—	5,968
NYLI VP MacKay Convertible Portfolio Initial Class	22,135	652	(24,556)	2,363	(594)	—	652	—	—
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	13,614	8,919	(2,499)	14	41	20,089	858	—	2,176
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	3,543	237	(775)	19	136	3,160	108	—	315
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	17,655	(610)	65	1,435	18,545	—	—	1,677
NYLI VP MFS® Research Portfolio Initial Class	—	17,649	(551)	60	1,448	18,606	—	—	1,701
NYLI VP PIMCO Real Return Portfolio Initial Class	11,243	1,065	(2,601)	(95)	386	9,998	524	—	1,274
NYLI VP PineStone International Equity Portfolio Initial Class	36,194	395	(12,441)	(3,800)	7,283	27,631	223	—	2,224
NYLI VP S&P 500 Index Portfolio Initial Class	—	9,973	—	—	31	10,004	—	—	82
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	44,111	174	(10,811)	(1,604)	4,063	35,933	152	—	3,640
NYLI VP Small Cap Growth Portfolio Initial Class	41,355	5,417	(9,454)	(4,554)	3,582	36,346	—	2,920	3,143
NYLI VP Wellington Growth Portfolio Initial Class	51,915	3,092	(22,957)	8,749	(4,985)	35,814	—	2,937	1,070
NYLI VP Wellington Small Cap Portfolio Initial Class	39,938	3,091	(9,221)	2,337	883	37,028	429	—	3,480
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	51,480	4,416	(21,761)	5,061	(3,548)	35,648	—	4,384	1,132
NYLI WMC Enduring Capital Fund Class R6	23,136	17,600	(3,663)	492	(2,376)	35,189	251	1,338	964
NYLI WMC International Research Equity Fund Class I	41,534	1,148	(14,643)	2,149	10,278	40,466	1,148	—	3,906
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI WMC Value Fund Class R6	$ 47,045	$ 2,696	$ (17,037)	$ 1,586	$ 1,354	$ 35,644	$ 591	$ 2,105	1,051
	$1,078,601	$436,944	$(602,858)	$33,426	$43,073	$989,186	$20,142	$29,090

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	17,318	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(10,454)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	9,967	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	15,262	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Long	1 day FEDF plus 0.92%	11/17/26	Daily	8,462	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Short	1 day FEDF plus 0.52%	11/17/26	Daily	(12,134)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	6,789	—
Citibank NA	S&P 500 Energy Total	1 day FEDF plus 0.85%	12/1/26	Daily	3,096	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	23,318	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	10,669	—
						$ —

1.	As of December 31, 2025, cash in the amount of $2,380,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 762,346,349	$ —	$ —	$ 762,346,349
Fixed Income Funds	130,017,365	—	—	130,017,365
Total Affiliated Investment Companies	892,363,714	—	—	892,363,714
Short-Term Investment
Affiliated Investment Company	96,821,817	—	—	96,821,817
Total Investments in Securities	989,185,531	—	—	989,185,531
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 989,185,531	$ —	$ —	$ 989,185,531

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Growth Allocation Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in affiliated investment companies, at value (identified cost $852,947,522)	$989,185,531
Cash	1,000,000
Cash collateral on deposit at broker for swap contracts	2,380,000
Receivables:
Dividends	480,425
Portfolio shares sold	28,294
Other assets	188,417
Total assets	993,262,667
Liabilities
Payables:
Portfolio shares redeemed	610,377
Dividends and interest on OTC swaps contracts	271,388
Distribution/Service fees (See Note 3)	190,449
Professional fees	20,458
Custodian	17,578
Shareholder communication	116
Accrued expenses	6,436
Total liabilities	1,116,802
Net assets	$992,145,865
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$86,988
Additional paid-in-capital	863,013,585
863,100,573
Total distributable earnings (loss)	129,045,292
Net assets	$992,145,865
Initial Class
Net assets applicable to outstanding shares	$103,573,246
Shares of beneficial interest outstanding	8,970,991
Net asset value per share outstanding	$11.55
Service Class
Net assets applicable to outstanding shares	$888,572,619
Shares of beneficial interest outstanding	78,016,926
Net asset value per share outstanding	$11.39

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$20,141,732
Expenses
Distribution/Service—Service Class (See Note 3)	2,294,629
Shareholder communication	140,672
Professional fees	110,069
Custodian	59,750
Trustees	25,180
Miscellaneous	32,300
Total expenses	2,662,600
Net investment income (loss)	17,479,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	33,426,174
Realized capital gain distributions from affiliated investment companies	29,089,727
Swap transactions	(6,919,120)
Net realized gain (loss)	55,596,781
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	43,073,399
Net realized and unrealized gain (loss)	98,670,180
Net increase (decrease) in net assets resulting from operations	$116,149,312
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Growth Allocation Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,479,132	$27,422,082
Net realized gain (loss)	55,596,781	24,683,322
Net change in unrealized appreciation (depreciation)	43,073,399	63,752,971
Net increase (decrease) in net assets resulting from operations	116,149,312	115,858,375
Distributions to shareholders:
Initial Class	(4,159,186)	(793,724)
Service Class	(34,442,046)	(5,600,669)
Total distributions to shareholders	(38,601,232)	(6,394,393)
Capital share transactions:
Net proceeds from sales of shares	38,726,607	48,692,134
Net asset value of shares issued to shareholders in reinvestment of distributions	38,601,232	6,394,393
Cost of shares redeemed	(241,823,959)	(310,387,218)
Increase (decrease) in net assets derived from capital share transactions	(164,496,120)	(255,300,691)
Net increase (decrease) in net assets	(86,948,040)	(145,836,709)
Net Assets
Beginning of year	1,079,093,905	1,224,930,614
End of year	$992,145,865	$1,079,093,905
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.69	$9.76	$9.50	$13.62	$12.19
Net investment income (loss) (a)	0.22	0.27	0.22	0.18	0.20
Net realized and unrealized gain (loss)	1.11	0.75	1.14	(2.28)	1.72
Total from investment operations	1.33	1.02	1.36	(2.10)	1.92
Less distributions:
From net investment income	(0.33)	(0.09)	(0.41)	(0.42)	(0.33)
From net realized gain on investments	(0.14)	—	(0.69)	(1.60)	(0.16)
Total distributions	(0.47)	(0.09)	(1.10)	(2.02)	(0.49)
Net asset value at end of year	$11.55	$10.69	$9.76	$9.50	$13.62
Total investment return (b)	12.52%	10.39%	15.49%	(14.43)%	16.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.99%	2.62%	2.25%	1.55%	1.53%
Net expenses (c)	0.04%	0.02%	0.02%	0.02%	0.02%
Portfolio turnover rate	22%	22%	24%	32%	24%
Net assets at end of year (in 000's)	$103,573	$97,038	$95,510	$88,026	$108,059

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.55	$9.63	$9.38	$13.46	$12.05
Net investment income (loss) (a)	0.18	0.24	0.19	0.14	0.16
Net realized and unrealized gain (loss)	1.10	0.74	1.13	(2.24)	1.71
Total from investment operations	1.28	0.98	1.32	(2.10)	1.87
Less distributions:
From net investment income	(0.30)	(0.06)	(0.38)	(0.38)	(0.30)
From net realized gain on investments	(0.14)	—	(0.69)	(1.60)	(0.16)
Total distributions	(0.44)	(0.06)	(1.07)	(1.98)	(0.46)
Net asset value at end of year	$11.39	$10.55	$9.63	$9.38	$13.46
Total investment return (b)	12.24%	10.12%	15.20%	(14.64)%	15.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.69%	2.31%	1.95%	1.26%	1.24%
Net expenses (c)	0.29%	0.27%	0.27%	0.27%	0.27%
Portfolio turnover rate	22%	22%	24%	32%	24%
Net assets at end of year (in 000's)	$888,573	$982,056	$1,129,421	$1,199,347	$1,655,050

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Growth Allocation Portfolio

NYLI VP Equity Allocation Portfolio
Portfolio of Investments December 31, 2025†^
	Shares	Value
Affiliated Investment Companies 97.1%
Equity Funds 97.1%
NYLI Candriam International Equity ETF (a)	920,497	$ 32,375,813
NYLI Candriam U.S. Large Cap Equity ETF (a)	565,761	30,974,397
NYLI Candriam U.S. Mid Cap Equity ETF (a)	976,231	33,797,117
NYLI Epoch Capital Growth Fund Class I	162,005	2,525,489
NYLI Epoch International Choice Fund Class I (a)	781,100	37,387,125
NYLI Fiera SMID Growth Fund Class R6 (a)	2,019,130	35,580,096
NYLI FTSE International Equity Currency Neutral ETF	444,903	14,437,102
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,429,337	29,029,272
NYLI U.S. Large Cap R&D Leaders ETF (a)	195,114	7,953,822
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	2,955,654	32,073,870
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	3,448,847	36,279,457
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	1,099,889	32,110,697
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,669,236	29,755,135
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	1,443,264	15,955,718
NYLI VP MFS® Research Portfolio Initial Class (a)	1,540,433	16,853,721
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,001,626	24,866,795
NYLI VP S&P 500 Index Portfolio Initial Class	58,949	7,182,918
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	3,406,582	33,629,434
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,108,883	35,956,717
	Shares	Value

Equity Funds (continued)
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,029,286	$ 34,446,923
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	3,404,166	36,223,734
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,088,320	34,269,341
NYLI WMC Enduring Capital Fund Class R6 (a)	822,407	30,034,618
NYLI WMC International Research Equity Fund Class I (a)	3,477,515	36,026,008
NYLI WMC Value Fund Class R6 (a)	920,125	31,215,155
Total Affiliated Investment Companies (Cost $570,186,467)		690,940,474
Short-Term Investment 2.6%
Affiliated Investment Company 2.6%
NYLI U.S. Government Liquidity Fund, 3.569% (b)	18,790,947	18,790,947
Total Short-Term Investment (Cost $18,790,947)	2.6%	18,790,947
Total Investments (Cost $588,977,414)	99.7%	709,731,421
Other Assets, Less Liabilities	0.3	1,782,304
Net Assets	100.0%	$ 711,513,725

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of December 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of December 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI Candriam International Equity ETF	$ 34,633	$ 6	$ (9,281)	$ 790	$ 6,228	$ 32,376	$ 934	$ —	920
NYLI Candriam U.S. Large Cap Equity ETF	44,579	818	(18,571)	7,138	(2,990)	30,974	419	—	566
NYLI Candriam U.S. Mid Cap Equity ETF	38,535	1,735	(8,775)	1,330	972	33,797	444	—	976
NYLI Epoch Capital Growth Fund Class I	2,734	197	(540)	73	61	2,525	11	187	162
NYLI Epoch International Choice Fund Class I	35,425	1,063	(7,937)	1,371	7,465	37,387	736	—	781
NYLI Fiera SMID Growth Fund Class R6	38,133	4,985	(8,772)	739	495	35,580	—	862	2,019
NYLI FTSE International Equity Currency Neutral ETF	15,694	3	(4,566)	1,153	2,153	14,437	635	—	445
NYLI PineStone U.S. Equity Fund Class R6	44,337	461	(18,091)	2,949	(627)	29,029	163	238	1,429
NYLI U.S. Government Liquidity Fund	21,179	165,064	(167,452)	—	—	18,791	729	—	18,791
NYLI U.S. Large Cap R&D Leaders ETF	—	12,056	(4,103)	(66)	67	7,954	4	—	195
NYLI VP American Century Sustainable Equity Portfolio Initial Class	45,582	3,221	(18,246)	(1,314)	2,831	32,074	324	1,851	2,956
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	39,936	376	(15,473)	(661)	12,101	36,279	133	—	3,449
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	22,812	17,495	(4,856)	(503)	(2,837)	32,111	207	6,645	1,100
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	43,125	4,908	(18,292)	2,950	(2,936)	29,755	840	4,068	1,669
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	15,067	(441)	47	1,283	15,956	—	—	1,443
NYLI VP MFS® Research Portfolio Initial Class	—	16,015	(505)	55	1,289	16,854	—	—	1,540
NYLI VP PineStone International Equity Portfolio Initial Class	32,093	208	(10,497)	(4,184)	7,247	24,867	198	—	2,002
NYLI VP S&P 500 Index Portfolio Initial Class	—	7,161	—	—	22	7,183	—	—	59
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	40,119	450	(9,153)	(2,280)	4,493	33,629	137	—	3,407
NYLI VP Small Cap Growth Portfolio Initial Class	37,843	6,699	(7,809)	(1,801)	1,025	35,957	—	2,667	3,109
NYLI VP Wellington Growth Portfolio Initial Class	45,732	6,547	(21,334)	6,561	(3,059)	34,447	—	2,646	1,029
NYLI VP Wellington Small Cap Portfolio Initial Class	36,748	5,105	(8,791)	816	2,346	36,224	397	—	3,404
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	45,709	8,229	(20,957)	4,100	(2,812)	34,269	—	3,942	1,088
NYLI WMC Enduring Capital Fund Class R6	20,834	15,606	(4,674)	658	(2,389)	30,035	210	1,120	822
NYLI WMC International Research Equity Fund Class I	36,720	1,120	(12,893)	1,282	9,797	36,026	1,022	—	3,478
NYLI WMC Value Fund Class R6	42,440	2,272	(16,184)	1,550	1,137	31,215	498	1,774	920
	$764,942	$296,867	$(418,193)	$22,753	$43,362	$709,731	$8,041	$26,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Equity Allocation Portfolio

Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF minus 1.99%	12/1/26	Daily	(7,036)	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(7,489)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	7,295	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Long	1 day FEDF plus 0.92%	11/17/26	Daily	2,873	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Short	1 day FEDF plus 0.52%	11/17/26	Daily	(8,953)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	5,850	—
Citibank NA	S&P 500 Energy Total	1 day FEDF plus 0.85%	12/1/26	Daily	3,985	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	17,671	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	6,136	—
						$ —

1.	As of December 31, 2025, cash in the amount of $2,643,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 690,940,474	$ —	$ —	$ 690,940,474
Short-Term Investment
Affiliated Investment Company	18,790,947	—	—	18,790,947
Total Investments in Securities	709,731,421	—	—	709,731,421
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 709,731,421	$ —	$ —	$ 709,731,421

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in affiliated investment companies, at value (identified cost $588,977,414)	$709,731,421
Cash collateral on deposit at broker for swap contracts	2,643,000
Receivables:
Portfolio shares sold	137,504
Dividends	59,519
Other assets	5,244
Total assets	712,576,688
Liabilities
Payables:
Portfolio shares redeemed	784,700
Distribution/Service fees (See Note 3)	129,203
Dividends and interest on OTC swaps contracts	113,708
Professional fees	18,671
Custodian	12,307
Shareholder communication	83
Accrued expenses	4,291
Total liabilities	1,062,963
Net assets	$711,513,725
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$61,137
Additional paid-in-capital	591,255,793
591,316,930
Total distributable earnings (loss)	120,196,795
Net assets	$711,513,725
Initial Class
Net assets applicable to outstanding shares	$109,890,996
Shares of beneficial interest outstanding	9,295,364
Net asset value per share outstanding	$11.82
Service Class
Net assets applicable to outstanding shares	$601,622,729
Shares of beneficial interest outstanding	51,841,150
Net asset value per share outstanding	$11.61

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI VP Equity Allocation Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$8,040,997
Expenses
Distribution/Service—Service Class (See Note 3)	1,558,559
Shareholder communication	102,937
Professional fees	91,016
Custodian	48,910
Trustees	17,987
Miscellaneous	24,911
Total expenses	1,844,320
Net investment income (loss)	6,196,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	22,753,468
Realized capital gain distributions from affiliated investment companies	26,000,288
Swap transactions	(5,153,722)
Net realized gain (loss)	43,600,034
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	43,362,348
Net realized and unrealized gain (loss)	86,962,382
Net increase (decrease) in net assets resulting from operations	$93,159,059
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,196,677	$7,769,141
Net realized gain (loss)	43,600,034	5,793,109
Net change in unrealized appreciation (depreciation)	43,362,348	79,783,689
Net increase (decrease) in net assets resulting from operations	93,159,059	93,345,939
Distributions to shareholders:
Initial Class	(1,203,061)	—
Service Class	(5,155,194)	—
Total distributions to shareholders	(6,358,255)	—
Capital share transactions:
Net proceeds from sales of shares	26,368,190	28,926,802
Net asset value of shares issued to shareholders in reinvestment of distributions	6,358,255	—
Cost of shares redeemed	(173,714,769)	(213,517,407)
Increase (decrease) in net assets derived from capital share transactions	(140,988,324)	(184,590,605)
Net increase (decrease) in net assets	(54,187,520)	(91,244,666)
Net Assets
Beginning of year	765,701,245	856,945,911
End of year	$711,513,725	$765,701,245
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI VP Equity Allocation Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.49	$9.37	$9.43	$14.39	$12.62
Net investment income (loss) (a)	0.12	0.12	0.13	0.13	0.18
Net realized and unrealized gain (loss)	1.34	1.00	1.34	(2.83)	2.33
Total from investment operations	1.46	1.12	1.47	(2.70)	2.51
Less distributions:
From net investment income	(0.13)	—	(0.55)	(0.40)	(0.27)
From net realized gain on investments	—	—	(0.98)	(1.86)	(0.47)
Total distributions	(0.13)	—	(1.53)	(2.26)	(0.74)
Net asset value at end of year	$11.82	$10.49	$9.37	$9.43	$14.39
Total investment return (b)	13.98%	11.87%	17.40%	(17.64)%	20.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.11%	1.19%	1.38%	1.14%	1.26%
Net expenses (c)	0.04%	0.03%	0.02%	0.02%	0.02%
Portfolio turnover rate	19%	17%	22%	23%	22%
Net assets at end of year (in 000's)	$109,891	$100,930	$98,051	$86,162	$107,062

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.29	$9.22	$9.30	$14.21	$12.47
Net investment income (loss) (a)	0.09	0.09	0.10	0.10	0.13
Net realized and unrealized gain (loss)	1.32	0.98	1.32	(2.79)	2.32
Total from investment operations	1.41	1.07	1.42	(2.69)	2.45
Less distributions:
From net investment income	(0.09)	—	(0.52)	(0.36)	(0.24)
From net realized gain on investments	—	—	(0.98)	(1.86)	(0.47)
Total distributions	(0.09)	—	(1.50)	(2.22)	(0.71)
Net asset value at end of year	$11.61	$10.29	$9.22	$9.30	$14.21
Total investment return (b)	13.69%	11.59%	17.10%	(17.85)%	19.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.81%	0.90%	1.09%	0.86%	0.97%
Net expenses (c)	0.29%	0.28%	0.27%	0.27%	0.27%
Portfolio turnover rate	19%	17%	22%	23%	22%
Net assets at end of year (in 000's)	$601,623	$664,771	$758,895	$775,646	$1,058,752

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios” and each individually, referred to as a "Portfolio"). These financial statements and notes relate to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (collectively referred to as the “Allocation Portfolios” and each individually referred to as an “Allocation Portfolio”). Each is a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Allocation Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Allocation Portfolios to, among others, certain NYLIAC separate accounts. The separate accounts are used to fund flexible premium deferred variable annuity contracts and variable life insurance policies.
The following table lists each Portfolio's share classes that have been registered and commenced operations:
Portfolio	Share Classes Commenced Operations[1]
NYLI VP Conservative Allocation Portfolio	Initial Class, Service Class
NYLI VP Moderate Allocation Portfolio	Initial Class, Service Class
NYLI VP Growth Allocation Portfolio	Initial Class, Service Class
NYLI VP Equity Allocation Portfolio	Initial Class, Service Class
1.	For each Allocation Portfolio, Initial Class and Service Class shares were registered for sale as of February 13, 2006.
Shares of the Allocation Portfolios are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Allocation Portfolios' shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Allocation Portfolios pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Allocation Portfolios to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The investment objective for each of the Allocation Portfolios is as follows:
The NYLI VP Conservative Allocation Portfolio seeks current income and, secondarily, long-term growth of capital.
The NYLI VP Moderate Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLI VP Growth Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLI VP Equity Allocation Portfolio seeks long-term growth of capital.
The Allocation Portfolios are "funds-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investment Management LLC ("New York Life Investments" or "Manager") or its affiliates (the “Underlying Portfolios/Funds”).
Note 2–Significant Accounting Policies
The Allocation Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Portfolios prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Allocation Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investments as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Allocation Portfolios' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Allocation Portfolio investments. The Valuation Designee may value the Allocation Portfolios' portfolio securities for which market quotations are not readily available and other Allocation Portfolio assets utilizing inputs from pricing

34	NYLI VP Asset Allocation Portfolios

services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Portfolio. Unobservable inputs reflect each Allocation Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day, except for investment in ETFs. Investments in ETFs are valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds. Equity securities, including shares of ETFs, are generally valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Portfolios will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Notes to Financial Statements (continued)
(B) Income Taxes.  The Allocation Portfolios' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each Allocation Portfolio within the allowable time limits.
The Manager evaluates each Allocation Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Portfolios' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Portfolios' financial statements. The Allocation Portfolios' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Allocation Portfolios intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Portfolios record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Portfolios from the Underlying Portfolios/Funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the Allocation Portfolios are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Allocation Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the
Allocation Portfolios, including those of related parties to the Allocation Portfolios, are shown in the Statement of Operations.
Additionally, the Allocation Portfolios may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights. In addition, the Allocation Portfolios bear a pro rata share of the fees and expenses of the Underlying Portfolios/Funds in which they invest. Because the Underlying Portfolios/Funds have varied expense and fee levels and the Allocation Portfolios may own different pro-portions of the Underlying Portfolios/Funds at different times, the amount of fees and expenses incurred indirectly by each Allocation Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Allocation Portfolios' chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Allocation Portfolios' President, the Allocation Portfolios' Treasurer, the Allocation Portfolios' Assistant Treasurers, a representative from the Allocation Portfolios' Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Allocation Portfolios' Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Allocation Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Allocation Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Allocation Portfolios' Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Swap Contracts. The Allocation Portfolios may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Allocation Portfolios will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Allocation Portfolios receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Portfolios' current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions

36	NYLI VP Asset Allocation Portfolios

attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in a multilateral or other trade facility platforms, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Portfolios typically enter into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Portfolios' exposure to the credit risk of its original counterparty. The Allocation Portfolios will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Portfolios would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Portfolios bear the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Portfolios may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Portfolios enter into a “long” equity swap, the counterparty may agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Portfolios will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Portfolios' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Portfolios on the notional amount. Alternatively, when the Allocation Portfolios enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Portfolios sold a particular referenced security or securities short, less the dividend expense that the Allocation Portfolios would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Portfolios will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Portfolios are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Portfolios' risk of loss consists of the net amount of payments that the Allocation Portfolios are contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Allocation Portfolios may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Portfolios may suffer a loss, which may be substantial.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Allocation Portfolios enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The

Notes to Financial Statements (continued)
Allocation Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Portfolios that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Portfolios.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Portfolios' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Portfolios' financial positions, performance and cash flows.
The Allocation Portfolios entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Portfolios' holdings.
NYLI VP Conservative Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(2,602,047)
Total Net Realized Gain (Loss)	$(2,602,047)

Average Notional Amount	Total
Swap Contracts Long	$56,284,983
Swap Contracts Short	$(31,764,749)
NYLI VP Moderate Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(4,510,978)
Total Net Realized Gain (Loss)	$(4,510,978)

Average Notional Amount	Total
Swap Contracts Long	$105,150,605
Swap Contracts Short	$(60,865,771)
NYLI VP Growth Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(6,919,120)
Total Net Realized Gain (Loss)	$(6,919,120)

Average Notional Amount	Total
Swap Contracts Long	$165,178,089
Swap Contracts Short	$(98,780,264)
NYLI VP Equity Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(5,153,722)
Total Net Realized Gain (Loss)	$(5,153,722)

Average Notional Amount	Total
Swap Contracts Long	$99,765,818
Swap Contracts Short	$(77,044,822)
Note 3–Fees and Related Party Transactions
(A) Manager.   New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Allocation Portfolios' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Portfolios. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Allocation Portfolios. Except for the portion of salaries and expenses that are the responsibility of the Allocation Portfolios, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Portfolios and certain operational expenses of the Allocation Portfolios. The Allocation Portfolios reimburse New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Allocation Portfolios.
The Allocation Portfolios do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Portfolios do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Portfolios/Funds in which the Allocation Portfolios invest.

38	NYLI VP Asset Allocation Portfolios

JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Allocation Portfolios pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Allocation Portfolios, maintaining the general ledger and sub-ledger accounts for the calculation of the Allocation Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Allocation Portfolios' administrative operations. For providing these services to the Allocation Portfolios, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Allocation Portfolios. The Allocation Portfolios will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Allocation Portfolios.
(B) Distribution and Service Fees.  The Fund, on behalf of the Allocation Portfolios, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Allocation Portfolios have adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the respective Allocation Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of each Allocation Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI VP Conservative Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$334,659,462	$16,598,110	$(2,669,885)	$13,928,225

NYLI VP Moderate Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$607,248,540	$55,444,734	$(2,745,040)	$52,699,694

NYLI VP Growth Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$877,138,656	$113,095,458	$(1,048,583)	$112,046,875

NYLI VP Equity Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$604,462,211	$105,269,210	$—	$105,269,210

Notes to Financial Statements (continued)
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Portfolio	Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
NYLI VP Conservative Allocation Portfolio	$10,584,889	$(13,464,979)	$(22,582,133)	$13,928,225	$(11,533,998)
NYLI VP Moderate Allocation Portfolio	14,275,081	12,544,691	(40,928,445)	52,699,694	38,591,021
NYLI VP Growth Allocation Portfolio	14,212,883	56,940,009	(54,154,475)	112,046,875	129,045,292
NYLI VP Equity Allocation Portfolio	4,070,213	43,891,983	(33,034,611)	105,269,210	120,196,795
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments. The other temporary differences are primarily due to IRC Sec 267 loss deferrals.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $13,464,979, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Conservative Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$13,465
The NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio and NYLI VP Equity Allocation Portfolio utilized $15,772,305, $21,287,918 and $2,455,109, respectively, of capital loss carryforwards during the year ended December 31, 2025.

During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025			2024
Portfolio	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Total
NYLI VP Conservative Allocation Portfolio	$14,639,987	$—	$14,639,987	$5,652,337	$5,652,337
NYLI VP Moderate Allocation Portfolio	19,926,901	—	19,926,901	6,055,829	6,055,829
NYLI VP Growth Allocation Portfolio	29,281,109	9,320,123	38,601,232	6,394,393	6,394,393
NYLI VP Equity Allocation Portfolio	6,358,255	—	6,358,255	—	—

For the year ended December 31, 2025, the Allocation Portfolios' aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Portfolios. Custodial fees are charged to each Allocation Portfolio based on each Allocation Portfolio's net assets and the market value of securities held by each Allocation Portfolio and the number of certain transactions incurred by each Allocation Portfolio.
Note 6–Line of Credit
The Allocation Portfolios and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Portfolios and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal
40	NYLI VP Asset Allocation Portfolios

Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Allocation Portfolios, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Allocation Portfolios under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Portfolios, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Portfolios and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Allocation Portfolios.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities,  were as follows:
Portfolio	Purchases	Sales
NYLI VP Conservative Allocation Portfolio	$68,187	$125,115
NYLI VP Moderate Allocation Portfolio	143,754	229,505
NYLI VP Growth Allocation Portfolio	203,340	369,557
NYLI VP Equity Allocation Portfolio	131,805	250,743
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
NYLI VP Conservative Allocation Portfolio
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	77,603	$834,562
Shares issued to shareholders in reinvestment of distributions	56,728	610,132
Shares redeemed	(170,511)	(1,815,848)
Net increase (decrease)	(36,180)	$(371,154)
Year ended December 31, 2024:
Shares sold	43,920	$451,424
Shares issued to shareholders in reinvestment of distributions	22,132	232,960
Shares redeemed	(144,449)	(1,491,191)
Net increase (decrease)	(78,397)	$(806,807)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	2,244,446	$23,704,577
Shares issued to shareholders in reinvestment of distributions	1,319,612	14,029,855
Shares redeemed	(9,104,392)	(95,917,870)
Net increase (decrease)	(5,540,334)	$(58,183,438)
Year ended December 31, 2024:
Shares sold	3,125,119	$31,886,409
Shares issued to shareholders in reinvestment of distributions	520,829	5,419,377
Shares redeemed	(11,622,668)	(118,120,943)
Net increase (decrease)	(7,976,720)	$(80,815,157)
NYLI VP Moderate Allocation Portfolio
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	123,922	$1,334,127
Shares issued to shareholders in reinvestment of distributions	142,932	1,561,879
Shares redeemed	(462,220)	(4,925,742)
Net increase (decrease)	(195,366)	$(2,029,736)
Year ended December 31, 2024:
Shares sold	164,412	$1,669,253
Shares issued to shareholders in reinvestment of distributions	48,734	508,479
Shares redeemed	(455,951)	(4,583,150)
Net increase (decrease)	(242,805)	$(2,405,418)

Notes to Financial Statements (continued)
Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	4,079,454	$42,759,241
Shares issued to shareholders in reinvestment of distributions	1,697,793	18,365,022
Shares redeemed	(14,592,972)	(153,497,004)
Net increase (decrease)	(8,815,725)	$(92,372,741)
Year ended December 31, 2024:
Shares sold	3,981,150	$39,879,555
Shares issued to shareholders in reinvestment of distributions	537,086	5,547,350
Shares redeemed	(17,337,155)	(173,475,588)
Net increase (decrease)	(12,818,919)	$(128,048,683)
NYLI VP Growth Allocation Portfolio
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	251,935	$2,668,907
Shares issued to shareholders in reinvestment of distributions	368,180	4,159,186
Shares redeemed	(726,576)	(8,005,606)
Net increase (decrease)	(106,461)	$(1,177,513)
Year ended December 31, 2024:
Shares sold	207,900	$2,154,504
Shares issued to shareholders in reinvestment of distributions	73,467	793,724
Shares redeemed	(988,673)	(10,293,154)
Net increase (decrease)	(707,306)	$(7,344,926)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	3,345,716	$36,057,700
Shares issued to shareholders in reinvestment of distributions	3,088,862	34,442,046
Shares redeemed	(21,534,337)	(233,818,353)
Net increase (decrease)	(15,099,759)	$(163,318,607)
Year ended December 31, 2024:
Shares sold	4,515,547	$46,537,630
Shares issued to shareholders in reinvestment of distributions	525,155	5,600,669
Shares redeemed	(29,220,988)	(300,094,064)
Net increase (decrease)	(24,180,286)	$(247,955,765)
NYLI VP Equity Allocation Portfolio
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	254,821	$2,707,760
Shares issued to shareholders in reinvestment of distributions	104,082	1,203,061
Shares redeemed	(687,637)	(7,626,446)
Net increase (decrease)	(328,734)	$(3,715,625)
Year ended December 31, 2024:
Shares sold	134,147	$1,355,881
Shares redeemed	(969,031)	(9,901,138)
Net increase (decrease)	(834,884)	$(8,545,257)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	2,250,450	$23,660,430
Shares issued to shareholders in reinvestment of distributions	454,078	5,155,194
Shares redeemed	(15,451,168)	(166,088,323)
Net increase (decrease)	(12,746,640)	$(137,272,699)
Year ended December 31, 2024:
Shares sold	2,762,278	$27,570,921
Shares redeemed	(20,450,478)	(203,616,269)
Net increase (decrease)	(17,688,200)	$(176,045,348)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Portfolios as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

42	NYLI VP Asset Allocation Portfolios

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio, and NYLI VP Equity Allocation Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (four of the portfolios constituting New York Life Investments VP Funds Trust, hereafter collectively referred to as the "Portfolios") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Portfolio’s Financial Statements.
44

Statement Regarding Basis for Approval of Investment Advisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
46

investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended

July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.

In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Schroders Mid Cap Opportunities Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 3.7%
BWX Technologies, Inc.	73,845	$ 12,763,370
Hexcel Corp.	155,992	11,527,809
		24,291,179
Air Freight & Logistics 1.3%
CH Robinson Worldwide, Inc.	51,502	8,279,462
Banks 2.7%
East West Bancorp, Inc.	80,320	9,027,165
UMB Financial Corp.	75,708	8,709,448
		17,736,613
Building Products 4.4%
Advanced Drainage Systems, Inc.	70,260	10,175,756
Masco Corp.	128,581	8,159,750
Trane Technologies plc	25,659	9,986,483
		28,321,989
Capital Markets 4.3%
Evercore, Inc., Class A	28,864	9,820,976
Morningstar, Inc.	34,166	7,424,613
Raymond James Financial, Inc.	67,032	10,764,669
		28,010,258
Commercial Services & Supplies 5.6%
Rentokil Initial plc, Sponsored ADR (a)	594,506	17,514,147
Veralto Corp.	90,766	9,056,631
Waste Connections, Inc.	54,809	9,611,306
		36,182,084
Communications Equipment 2.1%
Ciena Corp. (b)	58,738	13,737,056
Electric Utilities 1.4%
Alliant Energy Corp.	138,328	8,992,703
Electrical Equipment 2.8%
Hubbell, Inc.	23,680	10,516,525
Regal Rexnord Corp.	55,777	7,826,628
		18,343,153
Electronic Equipment, Instruments & Components 6.4%
Coherent Corp. (b)	66,686	12,308,235
Keysight Technologies, Inc. (b)	50,805	10,323,068
Teledyne Technologies, Inc. (b)	19,920	10,173,742
Zebra Technologies Corp., Class A (b)	35,008	8,500,642
		41,305,687
	Shares	Value

Energy Equipment & Services 1.4%
TechnipFMC plc	199,530	$ 8,891,057
Entertainment 1.5%
Take-Two Interactive Software, Inc. (b)	37,378	9,569,889
Food Products 2.4%
Hershey Co. (The)	45,850	8,343,783
McCormick & Co., Inc. (Non-Voting)	101,707	6,927,264
		15,271,047
Health Care Equipment & Supplies 2.4%
Masimo Corp. (b)	73,692	9,584,382
Teleflex, Inc.	50,676	6,184,499
		15,768,881
Health Care Providers & Services 0.6%
Encompass Health Corp.	37,049	3,932,381
Health Care REITs 1.6%
Ventas, Inc.	135,259	10,466,341
Hotels, Restaurants & Leisure 6.4%
Aramark	456,314	16,819,734
Churchill Downs, Inc.	94,316	10,731,274
Flutter Entertainment plc (b)	29,721	6,391,204
Hyatt Hotels Corp., Class A	46,258	7,416,083
		41,358,295
Insurance 5.0%
Arthur J. Gallagher & Co.	29,585	7,656,302
Assurant, Inc.	60,930	14,674,990
Reinsurance Group of America, Inc.	50,519	10,278,596
		32,609,888
Interactive Media & Services 1.2%
Match Group, Inc.	242,392	7,826,838
IT Services 5.0%
EPAM Systems, Inc. (b)	62,420	12,788,610
Twilio, Inc., Class A (b)	85,825	12,207,748
VeriSign, Inc.	29,297	7,117,706
		32,114,064
Life Sciences Tools & Services 5.3%
Bio-Techne Corp.	143,146	8,418,416
Mettler-Toledo International, Inc. (b)	7,671	10,694,832

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	56,243	$ 15,474,699
		34,587,947
Machinery 3.4%
Dover Corp.	64,307	12,555,299
IDEX Corp.	51,874	9,230,459
		21,785,758
Multi-Utilities 3.1%
Ameren Corp.	116,698	11,653,463
CMS Energy Corp.	120,882	8,453,278
		20,106,741
Oil, Gas & Consumable Fuels 2.7%
Coterra Energy, Inc.	316,357	8,326,516
Diamondback Energy, Inc.	62,413	9,382,547
		17,709,063
Personal Care Products 2.1%
Estee Lauder Cos., Inc. (The), Class A	128,965	13,505,215
Professional Services 4.0%
ExlService Holdings, Inc. (b)	174,578	7,409,090
Leidos Holdings, Inc.	49,810	8,985,724
Verisk Analytics, Inc.	41,365	9,252,937
		25,647,751
Residential REITs 0.8%
American Homes 4 Rent, Class A	153,781	4,936,370
Retail REITs 1.3%
Brixmor Property Group, Inc.	330,294	8,660,309
Semiconductors & Semiconductor Equipment 3.1%
Entegris, Inc.	103,101	8,686,259
Marvell Technology, Inc.	135,147	11,484,792
		20,171,051
Software 2.5%
Dynatrace, Inc. (b)	147,230	6,380,948
PTC, Inc. (b)	56,983	9,927,009
		16,307,957
	Shares	Value

Specialized REITs 1.3%
Lamar Advertising Co., Class A	68,112	$ 8,621,617
Specialty Retail 3.0%
Burlington Stores, Inc. (b)	42,621	12,311,076
Tractor Supply Co.	144,265	7,214,692
		19,525,768
Technology Hardware, Storage & Peripherals 2.1%
Pure Storage, Inc., Class A (b)	103,584	6,941,164
Sandisk Corp. (b)	27,072	6,426,351
		13,367,515
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	36,528	12,916,666
Total Common Stocks (Cost $574,622,252)		640,858,593
Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
NYLI U.S. Government Liquidity Fund, 3.569% (c)	7,967,126	7,967,126
Total Short-Term Investment (Cost $7,967,126)		7,967,126
Total Investments (Cost $582,589,378)	100.1%	648,825,719
Other Assets, Less Liabilities	(0.1)	(475,182)
Net Assets	100.0%	$ 648,350,537

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $4,484,490. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,652,993. (See Note 2(H))
(b)	Non-income producing security.
(c)	Current yield as of December 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Schroders Mid Cap Opportunities Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 15,622	$ 201,185	$ (208,840)	$ —	$ —	$ 7,967	$ 684	$ —	7,967

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 640,858,593	$ —	$ —	$ 640,858,593
Short-Term Investment
Affiliated Investment Company	7,967,126	—	—	7,967,126
Total Investments in Securities	$ 648,825,719	$ —	$ —	$ 648,825,719

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $574,622,252) including securities on loan of $4,484,490	$640,858,593
Investment in affiliated investment companies, at value (identified cost $7,967,126)	7,967,126
Receivables:
Dividends	321,412
Portfolio shares sold	55,772
Securities lending	808
Other assets	4,123
Total assets	649,207,834
Liabilities
Payables:
Manager (See Note 3)	410,475
Portfolio shares redeemed	324,563
Distribution/Service fees (See Note 3)	84,408
Professional fees	28,469
Custodian	3,580
Shareholder communication	19
Accrued expenses	5,783
Total liabilities	857,297
Net assets	$648,350,537
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$67,367
Additional paid-in-capital	598,675,747
598,743,114
Total distributable earnings (loss)	49,607,423
Net assets	$648,350,537
Initial Class
Net assets applicable to outstanding shares	$257,173,265
Shares of beneficial interest outstanding	26,050,892
Net asset value per share outstanding	$9.87
Service Class
Net assets applicable to outstanding shares	$391,177,272
Shares of beneficial interest outstanding	41,316,418
Net asset value per share outstanding	$9.47

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Schroders Mid Cap Opportunities Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $18,025)	$7,510,878
Dividends-affiliated	684,302
Securities lending, net	6,527
Total income	8,201,707
Expenses
Manager (See Note 3)	5,340,070
Distribution/Service—Service Class (See Note 3)	969,923
Professional fees	104,434
Shareholder communication	92,731
Custodian	18,667
Trustees	16,043
Miscellaneous	28,793
Total expenses before waiver/reimbursement	6,570,661
Expense waiver/reimbursement from Manager (See Note 3)	(195,595)
Net expenses	6,375,066
Net investment income (loss)	1,826,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	17,717,059
Net change in unrealized appreciation (depreciation) on unaffiliated investments	24,850,678
Net realized and unrealized gain (loss)	42,567,737
Net increase (decrease) in net assets resulting from operations	$44,394,378
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,826,641	$1,601,264
Net realized gain (loss)	17,717,059	114,035,585
Net change in unrealized appreciation (depreciation)	24,850,678	(49,202,702)
Net increase (decrease) in net assets resulting from operations	44,394,378	66,434,147
Distributions to shareholders:
Initial Class	(1,007,039)	(908,851)
Service Class	(507,588)	(338,463)
Total distributions to shareholders	(1,514,627)	(1,247,314)
Capital share transactions:
Net proceeds from sales of shares	31,346,017	48,959,715
Net asset value of shares issued to shareholders in reinvestment of distributions	1,514,627	1,247,314
Cost of shares redeemed	(115,420,272)	(134,841,949)
Increase (decrease) in net assets derived from capital share transactions	(82,559,628)	(84,634,920)
Net increase (decrease) in net assets	(39,679,877)	(19,448,087)
Net Assets
Beginning of year	688,030,414	707,478,501
End of year	$648,350,537	$688,030,414
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Schroders Mid Cap Opportunities Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.24	$8.43	$7.42	$16.34	$13.96
Net investment income (loss) (a)	0.04	0.03	0.02	0.02	(0.02)
Net realized and unrealized gain (loss)	0.63	0.81	1.00	(3.69)	2.80
Total from investment operations	0.67	0.84	1.02	(3.67)	2.78
Less distributions:
From net investment income	(0.04)	(0.03)	(0.01)	—	(0.10)
From net realized gain on investments	—	—	—	(5.25)	(0.30)
Total distributions	(0.04)	(0.03)	(0.01)	(5.25)	(0.40)
Net asset value at end of year	$9.87	$9.24	$8.43	$7.42	$16.34
Total investment return (b)	7.27%	9.98%	13.69%	(20.52)%	20.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.43%	0.38%	0.31%	0.13%	(0.12)%
Net expenses (c)	0.83%	0.85%	0.86%	0.86%	0.86%
Expenses (before waiver/reimbursement) (c)	0.86%	0.87%	0.88%	0.89%	0.89%
Portfolio turnover rate	59%	60%	60%	49%	54%
Net assets at end of year (in 000's)	$257,173	$279,532	$272,691	$286,378	$360,437

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.86	$8.08	$7.13	$16.00	$13.68
Net investment income (loss) (a)	0.02	0.01	0.01	(0.01)	(0.04)
Net realized and unrealized gain (loss)	0.60	0.78	0.94	(3.61)	2.72
Total from investment operations	0.62	0.79	0.95	(3.62)	2.68
Less distributions:
From net investment income	(0.01)	(0.01)	—	—	(0.06)
From net realized gain on investments	—	—	—	(5.25)	(0.30)
Total distributions	(0.01)	(0.01)	—	(5.25)	(0.36)
Net asset value at end of year	$9.47	$8.86	$8.08	$7.13	$16.00
Total investment return (b)	7.00%	9.70%	13.32%(c)	(20.71)%	19.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.18%	0.13%	0.07%	(0.13)%	(0.25)%
Net expenses (d)	1.08%	1.10%	1.11%	1.11%	1.11%
Expenses (before waiver/reimbursement) (d)	1.11%	1.12%	1.13%	1.14%	1.14%
Portfolio turnover rate	59%	60%	60%	49%	54%
Net assets at end of year (in 000's)	$391,177	$408,498	$434,787	$426,119	$571,259

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	July 2, 2001
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

10	NYLI VP Schroders Mid Cap Opportunities Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued
11

Notes to Financial Statements (continued)
using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the

12	NYLI VP Schroders Mid Cap Opportunities Portfolio

event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Schroder Investment Management North America Inc. ("Schroders" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the
Subadvisory Agreement between New York Life Investments and Schroders, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.82% up to $1 billion; 0.77% from $1 billion to $2 billion; and 0.745% in excess of $2 billion. During the year ended December 31, 2025, the effective management fee rate was 0.82% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.83% and 1.08%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $5,340,070 and waived fees and/or reimbursed certain class specific expenses in the amount of $195,595 and paid the Subadvisor fees in the amount of $2,281,614.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service
13

Notes to Financial Statements (continued)
fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$586,504,802	$86,603,295	$(24,282,378)	$62,320,917
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$2,261,502	$(14,974,996)	$—	$62,320,917	$49,607,423
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $14,974,996, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$14,975
The Portfolio utilized $21,055,413 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$1,514,627	$1,247,314
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $376,064 and $449,707, respectively.

14	NYLI VP Schroders Mid Cap Opportunities Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	730,749	$6,632,413
Shares issued to shareholders in reinvestment of distributions	106,685	1,007,039
Shares redeemed	(5,044,837)	(46,965,850)
Net increase (decrease)	(4,207,403)	$(39,326,398)
Year ended December 31, 2024:
Shares sold	2,851,371	$25,154,908
Shares issued to shareholders in reinvestment of distributions	101,180	908,851
Shares redeemed	(5,053,572)	(44,977,565)
Net increase (decrease)	(2,101,021)	$(18,913,806)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	2,848,428	$24,713,604
Shares issued to shareholders in reinvestment of distributions	56,036	507,588
Shares redeemed	(7,695,819)	(68,454,422)
Net increase (decrease)	(4,791,355)	$(43,233,230)
Year ended December 31, 2024:
Shares sold	2,833,047	$23,804,807
Shares issued to shareholders in reinvestment of distributions	39,268	338,463
Shares redeemed	(10,558,265)	(89,864,384)
Net increase (decrease)	(7,685,950)	$(65,721,114)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Schroders Mid Cap Opportunities Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Schroders Mid Cap Opportunities Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP Schroders Mid Cap Opportunities Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
17

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

18

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI VP American Century Sustainable Equity Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.6%
Air Freight & Logistics 0.4%
FedEx Corp.	4,959	$ 1,432,457
Automobiles 1.7%
Tesla, Inc. (a)	14,381	6,467,423
Banks 4.3%
Bank of America Corp.	103,962	5,717,910
JPMorgan Chase & Co.	19,101	6,154,725
Regions Financial Corp.	177,146	4,800,656
		16,673,291
Beverages 0.7%
PepsiCo, Inc.	18,855	2,706,070
Biotechnology 2.3%
AbbVie, Inc.	16,285	3,720,960
Gilead Sciences, Inc.	24,540	3,012,039
Vertex Pharmaceuticals, Inc. (a)	4,672	2,118,098
		8,851,097
Broadline Retail 3.7%
Amazon.com, Inc. (a)	60,738	14,019,545
Building Products 1.5%
Johnson Controls International plc	47,085	5,638,429
Capital Markets 4.8%
Ameriprise Financial, Inc.	4,566	2,238,892
BlackRock, Inc.	2,238	2,395,421
Goldman Sachs Group, Inc. (The)	3,582	3,148,578
Intercontinental Exchange, Inc.	11,306	1,831,120
KKR & Co., Inc.	15,379	1,960,515
Morgan Stanley	16,274	2,889,123
S&P Global, Inc.	7,576	3,959,142
		18,422,791
Chemicals 1.5%
Ecolab, Inc.	8,197	2,151,876
Linde plc	8,082	3,446,084
		5,597,960
Communications Equipment 1.2%
Arista Networks, Inc. (a)	13,994	1,833,634
Motorola Solutions, Inc.	7,220	2,767,570
		4,601,204
	Shares	Value

Consumer Finance 1.0%
American Express Co.	10,361	$ 3,833,052
Consumer Staples Distribution & Retail 1.3%
Costco Wholesale Corp.	2,709	2,336,079
Sysco Corp.	35,767	2,635,670
		4,971,749
Containers & Packaging 0.4%
Ball Corp.	31,237	1,654,624
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	27,626	1,125,207
Electric Utilities 1.6%
NextEra Energy, Inc.	74,313	5,965,848
Electrical Equipment 1.2%
Eaton Corp. plc	8,195	2,610,190
GE Vernova, Inc.	2,899	1,894,699
		4,504,889
Electronic Equipment, Instruments & Components 0.3%
CDW Corp.	8,634	1,175,951
Energy Equipment & Services 0.6%
SLB Ltd.	63,777	2,447,761
Entertainment 0.9%
Liberty Media Corp.-Liberty Formula One, Class C (a)	6,612	651,348
Netflix, Inc. (a)	31,273	2,932,157
		3,583,505
Financial Services 2.7%
Mastercard, Inc., Class A	11,942	6,817,449
Visa, Inc., Class A	10,402	3,648,085
		10,465,534
Ground Transportation 1.0%
Uber Technologies, Inc. (a)	21,431	1,751,127
Union Pacific Corp.	8,319	1,924,351
		3,675,478
Health Care Equipment & Supplies 1.1%
IDEXX Laboratories, Inc. (a)	3,336	2,256,904
Intuitive Surgical, Inc. (a)	3,669	2,077,975
		4,334,879

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services 1.8%
Cencora, Inc.	5,722	$ 1,932,606
Cigna Group (The)	11,232	3,091,383
UnitedHealth Group, Inc.	6,076	2,005,748
		7,029,737
Health Care REITs 1.0%
Welltower, Inc.	21,069	3,910,617
Hotels, Restaurants & Leisure 1.4%
Airbnb, Inc., Class A (a)	5,554	753,789
Booking Holdings, Inc.	400	2,142,132
Marriott International, Inc., Class A	8,513	2,641,073
		5,536,994
Household Products 1.7%
Church & Dwight Co., Inc.	19,363	1,623,588
Colgate-Palmolive Co.	14,218	1,123,506
Procter & Gamble Co. (The)	26,902	3,855,326
		6,602,420
Industrial Conglomerates 0.7%
Honeywell International, Inc.	13,241	2,583,187
Industrial REITs 1.0%
Prologis, Inc.	30,046	3,835,672
Insurance 1.6%
Marsh & McLennan Cos., Inc.	8,884	1,648,160
MetLife, Inc.	33,750	2,664,225
Progressive Corp. (The)	7,340	1,671,465
		5,983,850
Interactive Media & Services 8.3%
Alphabet, Inc., Class A	73,885	23,126,005
Meta Platforms, Inc., Class A	13,111	8,654,440
		31,780,445
IT Services 1.8%
International Business Machines Corp.	19,285	5,712,410
MongoDB, Inc. (a)	3,045	1,277,956
		6,990,366
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	10,274	1,397,983
Danaher Corp.	16,690	3,820,675
Thermo Fisher Scientific, Inc.	4,870	2,821,922
		8,040,580
	Shares	Value

Machinery 2.8%
Cummins, Inc.	7,363	$ 3,758,443
Deere & Co.	3,892	1,811,999
Parker-Hannifin Corp.	2,570	2,258,927
Xylem, Inc.	21,951	2,989,287
		10,818,656
Oil, Gas & Consumable Fuels 1.4%
Cheniere Energy, Inc.	12,131	2,358,145
Williams Cos., Inc. (The)	50,910	3,060,200
		5,418,345
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	19,905	1,073,676
Eli Lilly & Co.	5,554	5,968,773
Merck & Co., Inc.	17,975	1,892,048
Zoetis, Inc.	16,457	2,070,620
		11,005,117
Professional Services 0.6%
Automatic Data Processing, Inc.	8,936	2,298,607
Semiconductors & Semiconductor Equipment 14.5%
Analog Devices, Inc.	15,573	4,223,398
Applied Materials, Inc.	10,186	2,617,700
ARM Holdings plc, ADR (a)	5,550	606,670
ASML Holding NV	1,291	1,397,933
Broadcom, Inc.	36,418	12,604,270
NVIDIA Corp.	173,072	32,277,928
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6,498	1,974,677
		55,702,576
Software 11.6%
AppLovin Corp., Class A (a)	3,175	2,139,379
Cadence Design Systems, Inc. (a)	11,875	3,711,887
Crowdstrike Holdings, Inc., Class A (a)	3,497	1,639,254
Dynatrace, Inc. (a)	39,009	1,690,650
Microsoft Corp.	60,071	29,051,537
Salesforce, Inc.	6,502	1,722,445
ServiceNow, Inc. (a)	16,580	2,539,890
Workday, Inc., Class A (a)	9,498	2,039,980
		44,535,022
Specialized REITs 0.4%
Equinix, Inc.	2,145	1,643,413
Specialty Retail 3.5%
Home Depot, Inc. (The)	14,007	4,819,809
O'Reilly Automotive, Inc. (a)	22,763	2,076,213

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP American Century Sustainable Equity Portfolio

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
TJX Cos., Inc. (The)	27,415	$ 4,211,218
Tractor Supply Co.	44,089	2,204,891
		13,312,131
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	70,820	19,253,125
Trading Companies & Distributors 1.0%
Ferguson Enterprises, Inc.	7,374	1,641,674
United Rentals, Inc.	2,560	2,071,859
		3,713,533
Total Common Stocks (Cost $267,291,222)		382,143,137
Exchange-Traded Fund 0.3%
iShares Core S&P 500 ETF	1,464	1,002,752
Total Exchange-Traded Fund (Cost $1,003,104)		1,002,752
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 3.569% (b)	787,499	787,499
Total Short-Term Investment (Cost $787,499)		787,499
Total Investments (Cost $269,081,825)	100.1%	383,933,388
Other Assets, Less Liabilities	(0.1)	(308,607)
Net Assets	100.0%	$ 383,624,781

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of December 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 896	$ 31,962	$ (32,071)	$ —	$ —	$ 787	$ 32	$ —	787

Foreign Currency Forward Contracts
As of December 31, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	56,294	USD	66,282	Morgan Stanley & Co.	3/27/26	$ 128
USD	299,811	EUR	253,844	Citibank N.A.	3/27/26	350
USD	299,944	EUR	253,844	Goldman Sachs & Co LLC	3/27/26	483
USD	35,773	EUR	30,287	Goldman Sachs & Co LLC	3/27/26	43
USD	299,593	EUR	253,844	Morgan Stanley & Co.	3/27/26	132
USD	299,921	EUR	253,844	UBS AG, Stamford Branch	3/27/26	460
Total Unrealized Appreciation						$ 1,596

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP American Century Sustainable Equity Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 382,143,137	$ —	$ —	$ 382,143,137
Exchange-Traded Fund	1,002,752	—	—	1,002,752
Short-Term Investment
Affiliated Investment Company	787,499	—	—	787,499
Total Investments in Securities	383,933,388	—	—	383,933,388
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	1,596	—	1,596
Total Investments in Securities and Other Financial Instruments	$ 383,933,388	$ 1,596	$ —	$ 383,934,984

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $268,294,326)	$383,145,889
Investment in affiliated investment companies, at value (identified cost $787,499)	787,499
Cash denominated in foreign currencies (identified cost $63)	63
Receivables:
Dividends	235,014
Portfolio shares sold	20,378
Securities lending	24
Unrealized appreciation on foreign currency forward contracts	1,596
Other assets	4,015
Total assets	384,194,478
Liabilities
Payables:
Portfolio shares redeemed	288,349
Manager (See Note 3)	209,345
Distribution/Service fees (See Note 3)	33,407
Professional fees	29,739
Custodian	5,374
Shareholder communication	72
Accrued expenses	3,411
Total liabilities	569,697
Net assets	$383,624,781
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$35,420
Additional paid-in-capital	234,866,889
234,902,309
Total distributable earnings (loss)	148,722,472
Net assets	$383,624,781
Initial Class
Net assets applicable to outstanding shares	$227,902,576
Shares of beneficial interest outstanding	21,001,538
Net asset value per share outstanding	$10.85
Service Class
Net assets applicable to outstanding shares	$155,722,205
Shares of beneficial interest outstanding	14,418,821
Net asset value per share outstanding	$10.80

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP American Century Sustainable Equity Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $8,807)	$4,678,508
Dividends-affiliated	31,747
Securities lending, net	687
Total income	4,710,942
Expenses
Manager (See Note 3)	2,546,848
Distribution/Service—Service Class (See Note 3)	395,752
Professional fees	92,937
Shareholder communication	56,331
Custodian	27,453
Trustees	10,042
Miscellaneous	16,510
Total expenses	3,145,873
Net investment income (loss)	1,565,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	33,740,891
Foreign currency transactions	(3,450)
Foreign currency forward transactions	(277,812)
Net realized gain (loss)	33,459,629
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	6,443,472
Foreign currency forward contracts	(53,147)
Translation of other assets and liabilities in foreign currencies	3,992
Net change in unrealized appreciation (depreciation)	6,394,317
Net realized and unrealized gain (loss)	39,853,946
Net increase (decrease) in net assets resulting from operations	$41,419,015
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,565,069	$2,638,068
Net realized gain (loss)	33,459,629	21,167,047
Net change in unrealized appreciation (depreciation)	6,394,317	57,448,498
Net increase (decrease) in net assets resulting from operations	41,419,015	81,253,613
Distributions to shareholders:
Initial Class	(14,511,384)	(9,066,366)
Service Class	(9,138,041)	(5,466,752)
Total distributions to shareholders	(23,649,425)	(14,533,118)
Capital share transactions:
Net proceeds from sales of shares	12,629,456	29,276,161
Net asset value of shares issued to shareholders in reinvestment of distributions	23,649,425	14,533,118
Cost of shares redeemed	(112,250,952)	(103,161,882)
Increase (decrease) in net assets derived from capital share transactions	(75,972,071)	(59,352,603)
Net increase (decrease) in net assets	(58,202,481)	7,367,892
Net Assets
Beginning of year	441,827,262	434,459,370
End of year	$383,624,781	$441,827,262
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP American Century Sustainable Equity Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.36	$8.94	$11.07	$13.93	$11.56
Net investment income (loss) (a)	0.05	0.07	0.11	0.13	0.21
Net realized and unrealized gain (loss)	1.12	1.70	2.14	(1.30)	2.71
Total from investment operations	1.17	1.77	2.25	(1.17)	2.92
Less distributions:
From net investment income	(0.10)	(0.10)	(0.17)	(0.23)	(0.34)
From net realized gain on investments	(0.58)	(0.25)	(4.21)	(1.46)	(0.21)
Total distributions	(0.68)	(0.35)	(4.38)	(1.69)	(0.55)
Net asset value at end of year	$10.85	$10.36	$8.94	$11.07	$13.93
Total investment return (b)	11.34%	19.84%	24.39%	(7.70)%	25.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.49%	0.68%	0.99%	1.03%	1.57%
Net expenses (c)	0.68%	0.66%	0.67%	0.70%	0.76%
Portfolio turnover rate	26%	28%	28%	20%	18%
Net assets at end of year (in 000's)	$227,903	$271,640	$260,344	$281,471	$324,378

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.31	$8.90	$11.03	$13.87	$11.51
Net investment income (loss) (a)	0.02	0.04	0.08	0.10	0.17
Net realized and unrealized gain (loss)	1.12	1.70	2.13	(1.29)	2.71
Total from investment operations	1.14	1.74	2.21	(1.19)	2.88
Less distributions:
From net investment income	(0.07)	(0.08)	(0.13)	(0.19)	(0.31)
From net realized gain on investments	(0.58)	(0.25)	(4.21)	(1.46)	(0.21)
Total distributions	(0.65)	(0.33)	(4.34)	(1.65)	(0.52)
Net asset value at end of year	$10.80	$10.31	$8.90	$11.03	$13.87
Total investment return (b)	11.06%	19.54%	24.08%	(7.93)%	25.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.23%	0.43%	0.74%	0.79%	1.32%
Net expenses (c)	0.93%	0.91%	0.92%	0.95%	1.01%
Portfolio turnover rate	26%	28%	28%	20%	18%
Net assets at end of year (in 000's)	$155,722	$170,188	$174,115	$173,097	$229,010

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth. Income is a secondary objective.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The
Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

12	NYLI VP American Century Sustainable Equity Portfolio

independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
13

Notes to Financial Statements (continued)
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined

14	NYLI VP American Century Sustainable Equity Portfolio

investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash
15

Notes to Financial Statements (continued)
collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(L) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into foreign currency forward contracts to hedge currency risk due its exposure in foreign securities.
Fair value of derivative instruments as of December 31, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	$1,596
Total Fair Value	$1,596
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk
Forward Transactions	$(277,812)
Total Net Realized Gain (Loss)	$(277,812)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk
Forward Contracts	$(53,147)
Total Net Change in Unrealized Appreciation (Depreciation)	$(53,147)

Average Notional Amount	Total
Forward Contracts Long (a)	$992,914
Forward Contracts Short	$(2,884,601)

(a)	Positions were open for ten months during the reporting period.

16	NYLI VP American Century Sustainable Equity Portfolio

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.  American Century Investment Management, Inc. ("American Century" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and American Century, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.63% up to $500 million; 0.61% from $500 million to $1 billion; and 0.585% in excess of $1 billion. During the year ended December 31, 2025, the effective management fee rate was 0.63% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,546,848 and paid the Subadvisor fees in the amount of $889,376.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$270,053,524	$123,240,528	$(9,360,664)	$113,879,864
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,263,140	$33,579,162	$—	$113,880,170	$148,722,472
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$3,147,150	$4,032,236
Long-Term Capital Gains	20,502,275	10,500,882
Total	$23,649,425	$14,533,118
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
17

Notes to Financial Statements (continued)
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $104,492 and $202,273, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	286,534	$2,927,609
Shares issued to shareholders in reinvestment of distributions	1,352,299	14,511,384
Shares redeemed	(6,855,885)	(71,757,523)
Net increase (decrease)	(5,217,052)	$(54,318,530)
Year ended December 31, 2024:
Shares sold	1,577,208	$15,425,421
Shares issued to shareholders in reinvestment of distributions	877,894	9,066,366
Shares redeemed	(5,356,303)	(53,836,644)
Net increase (decrease)	(2,901,201)	$(29,344,857)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	952,301	$9,701,847
Shares issued to shareholders in reinvestment of distributions	855,165	9,138,041
Shares redeemed	(3,893,687)	(40,493,429)
Net increase (decrease)	(2,086,221)	$(21,653,541)
Year ended December 31, 2024:
Shares sold	1,398,608	$13,850,740
Shares issued to shareholders in reinvestment of distributions	531,579	5,466,752
Shares redeemed	(4,989,340)	(49,325,238)
Net increase (decrease)	(3,059,153)	$(30,007,746)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	NYLI VP American Century Sustainable Equity Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP American Century Sustainable Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP American Century Sustainable Equity Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
27

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
28

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
29

NYLI VP Balanced Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 29.5%
Asset-Backed Securities 0.2%
Other Asset-Backed Securities 0.2%
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.394% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	$ 444,444	$ 445,882
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	238,266	222,678
		668,560
Total Asset-Backed Securities (Cost $682,635)		668,560
Corporate Bonds 12.8%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (a)	670,000	688,766
Boeing Co. (The)
6.528%, due 5/1/34	140,000	154,890
General Electric Co.
4.90%, due 1/29/36	350,000	355,345
		1,199,001
Auto Manufacturers 0.7%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	255,000	262,510
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	500,000	507,699
5.875%, due 11/7/29	245,000	251,496
Hyundai Capital America
4.875%, due 6/23/27 (a)	1,015,000	1,025,914
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	280,000	282,290
		2,329,909
Banks 3.3%
Bank of America Corp. (c)
1.734%, due 7/22/27	815,000	804,603
2.087%, due 6/14/29	655,000	624,806
5.202%, due 4/25/29	510,000	523,060
5.511%, due 1/24/36	140,000	145,964
5.518%, due 10/25/35	300,000	307,267
	Principal Amount	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
5.95% (5 Year Treasury Constant Maturity Rate + 2.271%), due 12/20/30 (b)(d)(e)	$ 350,000	$ 355,347
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	325,000	343,472
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	365,000	383,153
Citigroup, Inc.
6.174%, due 5/25/34 (c)	315,000	334,525
Deutsche Bank AG
4.469%, due 12/10/31 (c)	515,000	513,246
Goldman Sachs Group, Inc. (The) (c)
4.369%, due 10/21/31	790,000	788,117
5.016%, due 10/23/35	140,000	140,749
HSBC Holdings plc (c)
5.741%, due 9/10/36	520,000	535,282
7.39%, due 11/3/28	395,000	417,579
JPMorgan Chase & Co. (c)
4.255%, due 10/22/31	720,000	717,816
4.81%, due 10/22/36	385,000	382,291
5.576%, due 7/23/36	550,000	568,947
Morgan Stanley (c)
Series I
4.356%, due 10/22/31	235,000	234,229
Series I
4.892%, due 10/22/36	140,000	138,761
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	715,000	724,794
PNC Financial Services Group, Inc. (The)
6.615%, due 10/20/27 (c)	420,000	428,376
Toronto-Dominion Bank (The)
6.35% (5 Year Treasury Constant Maturity Rate + 2.721%), due 10/31/85 (b)	250,000	253,477
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	250,774
U.S. Bancorp
6.787%, due 10/26/27 (c)	295,000	301,448
UBS Group AG (a)(b)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30	265,000	274,069

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
UBS Group AG (a)(b) (continued)
6.60% (5 Year SOFR + 3.122%), due 8/5/30 (d)	$ 200,000	$ 203,113
Wells Fargo & Co. (c)
4.97%, due 4/23/29	445,000	453,283
5.15%, due 4/23/31	420,000	433,525
5.605%, due 4/23/36	140,000	146,736
		11,728,809
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	260,000	261,194
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	120,000	120,620
		381,814
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	240,000	245,614
Commercial Services 0.2%
Element Fleet Management Corp.
4.641%, due 11/24/30 (a)	325,000	325,906
Global Payments, Inc.
2.15%, due 1/15/27	315,000	308,374
Verisk Analytics, Inc.
4.50%, due 8/15/30	235,000	236,778
		871,058
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	200,000	201,149
Diversified Financial Services 0.8%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	425,000	429,230
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	330,000	348,507
Ares Management Corp.
6.375%, due 11/10/28	325,000	343,924
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	480,000	495,316
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	255,000	266,190
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	360,000	380,752
	Principal Amount	Value

Diversified Financial Services (continued)
Equitable America Global Funding
4.95%, due 6/9/30 (a)	$ 450,000	$ 458,302
		2,722,221
Electric 1.7%
Arizona Public Service Co.
5.55%, due 8/1/33	320,000	334,037
Duke Energy Carolinas LLC
4.95%, due 1/15/33	160,000	164,796
Duke Energy Corp.
4.50%, due 8/15/32	130,000	129,571
Duke Energy Florida LLC
4.20%, due 12/1/30	150,000	150,053
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	62,153
5.30%, due 6/15/35	550,000	566,979
Entergy Arkansas LLC
5.15%, due 1/15/33	170,000	175,760
Entergy Louisiana LLC
5.15%, due 9/15/34	290,000	296,467
Florida Power & Light Co.
5.05%, due 4/1/28	500,000	512,629
Georgia Power Co.
4.65%, due 5/16/28	585,000	594,157
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	255,000	255,583
Pacific Gas and Electric Co.
5.45%, due 6/15/27	310,000	315,156
6.10%, due 1/15/29	180,000	188,256
6.15%, due 1/15/33	655,000	695,017
6.40%, due 6/15/33	90,000	97,056
PECO Energy Co.
4.90%, due 6/15/33	235,000	240,075
Public Service Co. of Oklahoma
5.45%, due 1/15/36	245,000	251,194
Southern California Edison Co.
5.30%, due 3/1/28	300,000	306,318
Southern Co. (The)
5.70%, due 10/15/32	90,000	95,254
Virginia Electric and Power Co.
5.05%, due 8/15/34	290,000	293,625
Xcel Energy, Inc.
5.50%, due 3/15/34	220,000	226,847
		5,950,983
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	285,000	290,302

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	$ 105,000	$ 102,773
Forest Products & Paper 0.1%
Georgia-Pacific LLC
4.95%, due 6/30/32 (a)	360,000	369,918
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	410,000	365,254
Southwest Gas Corp.
5.45%, due 3/23/28	170,000	174,286
		539,540
Healthcare-Products 0.0% ‡
Solventum Corp.
5.45%, due 2/25/27	141,000	143,032
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	210,000	198,351
Insurance 0.6%
Corebridge Global Funding (a)
5.20%, due 1/12/29	420,000	430,796
5.20%, due 6/24/29	265,000	272,100
GA Global Funding Trust
5.40%, due 1/13/30 (a)	510,000	522,630
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	330,000	341,373
RGA Global Funding
6.00%, due 11/21/28 (a)	635,000	665,933
		2,232,832
Internet 0.5%
Amazon.com, Inc.
2.10%, due 5/12/31	345,000	311,679
Meta Platforms, Inc.
4.60%, due 11/15/32	1,470,000	1,481,817
		1,793,496
Investment Companies 0.1%
HPS Corporate Lending Fund
4.90%, due 9/11/28 (a)	350,000	348,186
	Principal Amount	Value

Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	$ 585,000	$ 526,392
6.384%, due 10/23/35	285,000	294,136
Paramount Global
4.20%, due 5/19/32	270,000	243,947
		1,064,475
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	145,000	151,562
Oil & Gas 0.4%
EOG Resources, Inc.
5.00%, due 7/15/32	170,000	174,128
Occidental Petroleum Corp.
5.20%, due 8/1/29	1,085,000	1,112,115
		1,286,243
Pharmaceuticals 0.2%
AbbVie, Inc.
5.05%, due 3/15/34	295,000	303,167
Merck & Co., Inc.
2.15%, due 12/10/31	225,000	200,314
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	165,000	166,750
		670,231
Pipelines 0.6%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	205,000	216,861
Energy Transfer LP
3.75%, due 5/15/30	140,000	136,243
5.75%, due 2/15/33	155,000	162,662
MPLX LP
5.50%, due 6/1/34	295,000	300,956
Plains All American Pipeline LP
4.70%, due 1/15/31	600,000	603,383
Targa Resources Corp.
5.50%, due 2/15/35	190,000	194,627
Targa Resources Partners LP
5.50%, due 3/1/30	575,000	583,858
		2,198,590
Private Equity 0.0% ‡
Blackstone Reg Finance Co. LLC
4.95%, due 2/15/36	130,000	129,050
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	$ 495,000	$ 449,232
CubeSmart LP
2.25%, due 12/15/28	280,000	265,647
Simon Property Group LP
1.75%, due 2/1/28	365,000	349,865
		1,064,744
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	300,000	264,445
4.95%, due 6/25/34	145,000	148,303
Lowe's Cos., Inc.
4.80%, due 4/1/26	235,000	235,301
5.00%, due 4/15/33	160,000	163,845
5.15%, due 7/1/33	85,000	87,804
		899,698
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33	95,000	83,659
5.05%, due 4/15/30	355,000	366,262
Intel Corp.
5.125%, due 2/10/30	225,000	230,642
5.15%, due 2/21/34 (e)	145,000	146,824
QUALCOMM, Inc.
2.15%, due 5/20/30	400,000	368,358
		1,195,745
Software 0.6%
Fiserv, Inc.
4.55%, due 2/15/31	720,000	712,590
Oracle Corp.
2.95%, due 4/1/30	385,000	355,420
4.30%, due 7/8/34	240,000	217,025
4.80%, due 9/26/32	570,000	550,291
5.50%, due 8/3/35	140,000	137,183
		1,972,509
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	60,000	52,620
4.35%, due 3/1/29	745,000	748,883
4.55%, due 11/1/32	400,000	397,399
Verizon Communications, Inc.
2.10%, due 3/22/28	290,000	278,429
	Principal Amount	Value

Telecommunications (continued)
Verizon Communications, Inc. (continued)
4.016%, due 12/3/29	$ 2,000	$ 1,985
4.75%, due 1/15/33	530,000	529,585
		2,008,901
Transportation 0.2%
Union Pacific Corp.
2.80%, due 2/14/32	190,000	174,461
United Parcel Service, Inc.
4.45%, due 4/1/30	170,000	173,037
5.15%, due 5/22/34	290,000	301,132
		648,630
Total Corporate Bonds (Cost $44,096,450)		44,939,366
Mortgage-Backed Securities 0.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	465,086
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(f)	309,307	311,547
Total Mortgage-Backed Securities (Cost $822,459)		776,633
U.S. Government & Federal Agencies 16.3%
United States Treasury Notes 16.3%
U.S. Treasury Notes
3.375%, due 11/30/27	25,300,000	25,251,574
3.50%, due 9/30/26	1,475,000	1,473,921
3.50%, due 11/15/28	13,300,000	13,285,453
3.50%, due 11/30/30	6,125,000	6,063,272
3.75%, due 11/30/32	7,000,000	6,919,062
4.00%, due 11/15/35	4,025,000	3,967,141
		56,960,423
Total U.S. Government & Federal Agencies (Cost $57,023,676)		56,960,423
Total Long-Term Bonds (Cost $102,625,220)		103,344,982

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Balanced Portfolio

	Shares	Value

Common Stocks 60.4%
Aerospace & Defense 0.9%
L3Harris Technologies, Inc.	10,752	$ 3,156,465
Automobile Components 0.7%
Gentex Corp.	107,741	2,507,133
Banks 5.3%
JPMorgan Chase & Co.	26,968	8,689,629
M&T Bank Corp.	17,380	3,501,722
PNC Financial Services Group, Inc. (The)	16,504	3,444,880
Regions Financial Corp.	114,772	3,110,321
		18,746,552
Beverages 0.9%
Keurig Dr Pepper, Inc.	108,110	3,028,161
Biotechnology 0.9%
Gilead Sciences, Inc.	25,180	3,090,593
Building Products 0.9%
Johnson Controls International plc	26,169	3,133,738
Capital Markets 5.1%
Ares Management Corp.	13,733	2,219,665
KKR & Co., Inc.	23,598	3,008,273
LPL Financial Holdings, Inc.	8,907	3,181,313
Morgan Stanley	21,069	3,740,379
Nasdaq, Inc.	26,840	2,606,969
Raymond James Financial, Inc.	18,930	3,039,969
		17,796,568
Communications Equipment 1.9%
Cisco Systems, Inc.	57,700	4,444,631
F5, Inc. (g)	9,368	2,391,276
		6,835,907
Consumer Staples Distribution & Retail 0.8%
U.S. Foods Holding Corp. (g)	39,112	2,945,916
Diversified Consumer Services 0.7%
H&R Block, Inc.	53,725	2,341,335
Electric Utilities 0.8%
American Electric Power Co., Inc.	25,676	2,960,699
	Shares	Value

Electrical Equipment 0.9%
Emerson Electric Co.	23,910	$ 3,173,335
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	28,328	2,480,400
Food Products 1.0%
Archer-Daniels-Midland Co.	58,851	3,383,344
Gas Utilities 0.9%
Atmos Energy Corp.	18,071	3,029,242
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc.	54,908	2,870,590
Health Care Providers & Services 2.4%
Elevance Health, Inc.	10,788	3,781,734
UnitedHealth Group, Inc.	14,248	4,703,407
		8,485,141
Industrial Conglomerates 0.7%
3M Co.	15,272	2,445,047
Insurance 4.9%
American International Group, Inc.	39,347	3,366,136
Chubb Ltd.	10,858	3,388,999
Marsh & McLennan Cos., Inc.	17,594	3,264,039
MetLife, Inc.	43,323	3,419,918
Progressive Corp. (The)	16,045	3,653,767
		17,092,859
Interactive Media & Services 3.0%
Alphabet, Inc., Class C	33,150	10,402,470
IT Services 2.1%
Accenture plc, Class A	14,081	3,777,932
Amdocs Ltd.	44,029	3,544,775
		7,322,707
Machinery 1.8%
Middleby Corp. (The) (g)	17,365	2,581,655
PACCAR, Inc.	34,379	3,764,844
		6,346,499
Metals & Mining 0.9%
Freeport-McMoRan, Inc.	61,816	3,139,635
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Multi-Utilities 1.0%
Sempra	41,761	$ 3,687,079
Oil, Gas & Consumable Fuels 4.2%
Antero Resources Corp. (g)	74,965	2,583,294
ConocoPhillips	31,861	2,982,508
Coterra Energy, Inc.	120,767	3,178,587
Marathon Petroleum Corp.	13,377	2,175,502
Targa Resources Corp.	19,944	3,679,668
		14,599,559
Personal Care Products 0.8%
Unilever plc, Sponsored ADR (United Kingdom) (e)	41,258	2,698,273
Pharmaceuticals 7.1%
AstraZeneca plc, Sponsored ADR (United Kingdom)	23,944	2,201,172
Eli Lilly & Co.	1,913	2,055,863
Johnson & Johnson	30,664	6,345,915
Merck & Co., Inc.	50,955	5,363,523
Pfizer, Inc.	149,937	3,733,430
Roche Holding AG	5,971	2,467,624
Zoetis, Inc.	22,249	2,799,369
		24,966,896
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc.	6,559	2,270,070
NXP Semiconductors NV (Netherlands)	13,456	2,920,759
		5,190,829
Specialized REITs 1.7%
Crown Castle, Inc.	35,605	3,164,216
Gaming and Leisure Properties, Inc.	61,085	2,729,889
		5,894,105
Specialty Retail 1.8%
Dick's Sporting Goods, Inc.	14,820	2,933,915
Industria de Diseno Textil SA, ADR (Spain)	202,523	3,341,630
		6,275,545
Technology Hardware, Storage & Peripherals 0.8%
NetApp, Inc.	25,396	2,719,658
Trading Companies & Distributors 0.8%
Ferguson Enterprises, Inc.	12,727	2,833,412
	Shares	Value

Water Utilities 0.7%
American Water Works Co., Inc.	17,781	$ 2,320,420
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	17,568	3,567,007
Total Common Stocks (Cost $165,813,859)		211,467,119
Exchange-Traded Funds 8.8%
iShares Intermediate Government/Credit Bond ETF	127,373	13,673,492
Vanguard Intermediate-Term Treasury ETF	135,068	8,094,625
Vanguard Russell 1000 Value (e)	96,167	8,876,214
Total Exchange-Traded Funds (Cost $29,088,641)		30,644,331
Short-Term Investments 1.0%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.569% (h)	1,621,413	1,621,413
Unaffiliated Investment Company 0.6%
Invesco Government & Agency Portfolio, 3.751% (h)(i)	2,018,310	2,018,310
Total Short-Term Investments (Cost $3,639,723)		3,639,723
Total Investments (Cost $301,167,443)	99.7%	349,096,155
Other Assets, Less Liabilities	0.3	1,049,937
Net Assets	100.0%	$ 350,146,092

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of December 31, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Balanced Portfolio

(e)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $2,046,942; the total market value of collateral held by the Portfolio was $2,134,897. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $116,587. The Portfolio received cash collateral with a value of $2,018,310. (See Note 2(J))
(f)	Step coupon—Rate shown was the rate in effect as of December 31, 2025.
(g)	Non-income producing security.
(h)	Current yield as of December 31, 2025.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 3,731	$ 43,803	$ (45,913)	$ —	$ —	$ 1,621	$ 107	$ —	1,621

Futures Contracts
As of December 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	75	March 2026	$ 8,215,567	$ 8,197,852	$ (17,715)
U.S. Treasury 10 Year Notes	9	March 2026	1,017,291	1,011,937	(5,354)
Total Long Contracts					(23,069)
Short Contracts
U.S. Treasury 2 Year Notes	(39)	March 2026	(8,141,184)	(8,142,773)	(1,589)
U.S. Treasury 10 Year Ultra Bonds	(11)	March 2026	(1,269,793)	(1,265,172)	4,621
Total Short Contracts					3,032
Net Unrealized Depreciation					$ (20,037)

1.	As of December 31, 2025, cash in the amount of $97,512 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 668,560	$ —	$ 668,560
Corporate Bonds	—	44,939,366	—	44,939,366
Mortgage-Backed Securities	—	776,633	—	776,633
U.S. Government & Federal Agencies	—	56,960,423	—	56,960,423
Total Long-Term Bonds	—	103,344,982	—	103,344,982
Common Stocks
Pharmaceuticals	22,499,272	2,467,624	—	24,966,896
All Other Industries	186,500,223	—	—	186,500,223
Total Common Stocks	208,999,495	2,467,624	—	211,467,119
Exchange-Traded Funds	30,644,331	—	—	30,644,331
Short-Term Investments
Affiliated Investment Company	1,621,413	—	—	1,621,413
Unaffiliated Investment Company	2,018,310	—	—	2,018,310
Total Short-Term Investments	3,639,723	—	—	3,639,723
Total Investments in Securities	243,283,549	105,812,606	—	349,096,155
Other Financial Instruments
Futures Contracts (b)	4,621	—	—	4,621
Total Investments in Securities and Other Financial Instruments	$ 243,288,170	$ 105,812,606	$ —	$ 349,100,776
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (24,658)	$ —	$ —	$ (24,658)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Balanced Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $299,546,030) including securities on loan of $2,046,942	$347,474,742
Investment in affiliated investment companies, at value (identified cost $1,621,413)	1,621,413
Cash	2,181,192
Cash collateral on deposit at broker for futures contracts	97,512
Receivables:
Investment securities sold	1,717,099
Dividends and interest	1,045,171
Portfolio shares sold	146,797
Securities lending	8,145
Other assets	1,839
Total assets	354,293,910
Liabilities
Cash collateral received for securities on loan	2,018,310
Payables:
Investment securities purchased	1,672,763
Manager (See Note 3)	194,335
Portfolio shares redeemed	147,155
Distribution/Service fees (See Note 3)	69,980
Professional fees	29,092
Variation margin on futures contracts	5,792
Custodian	5,763
Shareholder communication	95
Accrued expenses	4,533
Total liabilities	4,147,818
Net assets	$350,146,092
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$23,494
Additional paid-in-capital	280,783,101
280,806,595
Total distributable earnings (loss)	69,339,497
Net assets	$350,146,092
Initial Class
Net assets applicable to outstanding shares	$22,456,089
Shares of beneficial interest outstanding	1,486,073
Net asset value per share outstanding	$15.11
Service Class
Net assets applicable to outstanding shares	$327,690,003
Shares of beneficial interest outstanding	22,007,644
Net asset value per share outstanding	$14.89

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $32,501)	$5,710,987
Interest	4,805,496
Dividends-affiliated	107,267
Securities lending, net	35,519
Total income	10,659,269
Expenses
Manager (See Note 3)	2,252,428
Distribution/Service—Service Class (See Note 3)	813,077
Professional fees	89,311
Shareholder communication	48,919
Custodian	34,466
Trustees	8,507
Miscellaneous	18,037
Total expenses	3,264,745
Net investment income (loss)	7,394,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	15,992,460
Futures transactions	112,621
Foreign currency transactions	211
Net realized gain (loss)	16,105,292
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	13,071,057
Futures contracts	14,212
Translation of other assets and liabilities in foreign currencies	6,141
Net change in unrealized appreciation (depreciation)	13,091,410
Net realized and unrealized gain (loss)	29,196,702
Net increase (decrease) in net assets resulting from operations	$36,591,226
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Balanced Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,394,524	$7,821,573
Net realized gain (loss)	16,105,292	13,071,622
Net change in unrealized appreciation (depreciation)	13,091,410	6,110,736
Net increase (decrease) in net assets resulting from operations	36,591,226	27,003,931
Distributions to shareholders:
Initial Class	(780,742)	(543,683)
Service Class	(11,108,225)	(7,888,693)
Total distributions to shareholders	(11,888,967)	(8,432,376)
Capital share transactions:
Net proceeds from sales of shares	37,306,513	32,922,171
Net asset value of shares issued to shareholders in reinvestment of distributions	11,888,967	8,432,376
Cost of shares redeemed	(74,737,139)	(74,251,136)
Increase (decrease) in net assets derived from capital share transactions	(25,541,659)	(32,896,589)
Net increase (decrease) in net assets	(839,400)	(14,325,034)
Net Assets
Beginning of year	350,985,492	365,310,526
End of year	$350,146,092	$350,985,492
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$14.07	$13.37	$12.68	$16.85	$14.83
Net investment income (loss) (a)	0.35	0.33	0.32	0.26	0.18
Net realized and unrealized gain (loss)	1.24	0.74	0.62	(1.38)	2.36
Total from investment operations	1.59	1.07	0.94	(1.12)	2.54
Less distributions:
From net investment income	(0.38)	(0.37)	(0.25)	(0.17)	(0.22)
From net realized gain on investments	(0.17)	—	—	(2.88)	(0.30)
Total distributions	(0.55)	(0.37)	(0.25)	(3.05)	(0.52)
Net asset value at end of year	$15.11	$14.07	$13.37	$12.68	$16.85
Total investment return (b)	11.44%	7.90%	7.55%	(5.74)%	17.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.37%	2.39%	2.51%	1.73%	1.11%
Net expenses (c)	0.71%	0.69%	0.69%	0.70%	0.72%
Portfolio turnover rate	180%	252%	279%	306%	195%
Net assets at end of year (in 000's)	$22,456	$21,401	$21,527	$20,643	$22,345

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$13.87	$13.18	$12.50	$16.66	$14.67
Net investment income (loss) (a)	0.30	0.29	0.29	0.22	0.14
Net realized and unrealized gain (loss)	1.23	0.73	0.60	(1.37)	2.34
Total from investment operations	1.53	1.02	0.89	(1.15)	2.48
Less distributions:
From net investment income	(0.34)	(0.33)	(0.21)	(0.13)	(0.19)
From net realized gain on investments	(0.17)	—	—	(2.88)	(0.30)
Total distributions	(0.51)	(0.33)	(0.21)	(3.01)	(0.49)
Net asset value at end of year	$14.89	$13.87	$13.18	$12.50	$16.66
Total investment return (b)	11.16%	7.63%	7.28%	(5.97)%	17.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.12%	2.14%	2.26%	1.49%	0.86%
Net expenses (c)	0.96%	0.94%	0.94%	0.95%	0.97%
Portfolio turnover rate	180%	252%	279%	306%	195%
Net assets at end of year (in 000's)	$327,690	$329,585	$343,784	$368,209	$392,240

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Balanced Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Balanced Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

15

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

16	NYLI VP Balanced Portfolio

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the
17

Notes to Financial Statements (continued)
expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as
“variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest

18	NYLI VP Balanced Portfolio

and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise.
Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities as well as to help manage the duration and yield curve positioning of the portfolio.
19

Notes to Financial Statements (continued)
Fair value of derivative instruments as of December 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$4,621
Total Fair Value	$4,621

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(24,658)
Total Fair Value	$(24,658)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$112,621
Total Net Realized Gain (Loss)	$112,621

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$14,212
Total Net Change in Unrealized Appreciation (Depreciation)	$14,212

Average Notional Amount	Total
Futures Contracts Long	$8,418,297
Futures Contracts Short	$(5,638,076)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP (“Wellington” or the "Subadvisor”), a registered investment adviser, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investments and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the year ended December 31, 2025, the effective management fee rate was 0.65% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,252,428 and paid Wellington and NYL Investors fees in the amount of $568,065 and $353,230, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its

20	NYLI VP Balanced Portfolio

services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$303,270,684	$52,093,801	$(6,290,027)	$45,803,774
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$14,107,159	$9,405,215	$—	$45,827,123	$69,339,497
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$7,993,251	$8,432,376
Long-Term Capital Gains	3,895,716	—
Total	$11,888,967	$8,432,376
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of U.S. government securities were $452,378 and $452,329, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $161,505 and $182,550, respectively.
21

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	82,359	$1,207,391
Shares issued to shareholders in reinvestment of distributions	53,174	780,742
Shares redeemed	(170,935)	(2,472,617)
Net increase (decrease)	(35,402)	$(484,484)
Year ended December 31, 2024:
Shares sold	82,576	$1,146,473
Shares issued to shareholders in reinvestment of distributions	38,116	543,683
Shares redeemed	(209,191)	(2,873,049)
Net increase (decrease)	(88,499)	$(1,182,893)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	2,501,286	$36,099,122
Shares issued to shareholders in reinvestment of distributions	767,349	11,108,225
Shares redeemed	(5,030,846)	(72,264,522)
Net increase (decrease)	(1,762,211)	$(25,057,175)
Year ended December 31, 2024:
Shares sold	2,328,716	$31,775,698
Shares issued to shareholders in reinvestment of distributions	560,723	7,888,693
Shares redeemed	(5,194,251)	(71,378,087)
Net increase (decrease)	(2,304,812)	$(31,713,696)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
22	NYLI VP Balanced Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Balanced Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Balanced Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
30

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
31

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
32

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
33

NYLI VP CBRE Global Infrastructure Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 98.9%
Australia 1.3%
Atlas Arteria Ltd. (Transportation)	48,729	$ 158,694
Transurban Group (Transportation)	40,173	380,962
		539,656
Belgium 0.8%
Elia Group SA/NV (Utilities)	2,560	330,034
Canada 5.7%
Canadian National Railway Co. (Transportation)	12,155	1,202,172
Canadian Pacific Kansas City Ltd. (Transportation)	10,842	798,211
TC Energy Corp. (Midstream / Pipelines) (a)	4,998	275,217
		2,275,600
France 4.5%
Vinci SA (Transportation)	12,711	1,793,303
Germany 2.9%
E.ON SE (Utilities)	60,828	1,153,110
Italy 0.8%
Infrastrutture Wireless Italiane SpA (Communications)	34,807	322,550
Japan 4.7%
Chubu Electric Power Co., Inc. (Utilities)	13,900	213,969
East Japan Railway Co. (Transportation)	6,500	172,021
Kansai Electric Power Co., Inc. (The) (Utilities)	26,800	420,517
Kyushu Electric Power Co., Inc. (Utilities)	31,800	341,150
West Japan Railway Co. (Transportation)	36,748	734,842
		1,882,499
Mexico 4.5%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	43,413	587,109
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	39,373	1,034,335
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	5,731	184,328
		1,805,772
Netherlands 3.8%
Ferrovial SE (Transportation)	23,749	1,544,530
	Shares	Value

New Zealand 0.6%
Auckland International Airport Ltd. (Transportation)	51,519	$ 247,085
Spain 4.6%
Aena SME SA (Transportation)	44,481	1,245,168
Cellnex Telecom SA (Communications)	19,040	613,769
		1,858,937
Switzerland 1.9%
Flughafen Zurich AG (Registered) (Transportation)	2,400	760,415
United Kingdom 4.9%
National Grid plc (Utilities)	25,797	396,935
Pennon Group plc (Utilities)	57,265	407,179
Severn Trent plc (Utilities)	17,238	648,051
SSE plc (Utilities)	17,022	499,967
		1,952,132
United States 57.9%
AES Corp. (The) (Utilities)	70,362	1,008,991
American Tower Corp. (Communications)	2,222	390,117
Atmos Energy Corp. (Utilities)	6,801	1,140,052
California Water Service Group (Utilities)	6,594	285,718
CenterPoint Energy, Inc. (Utilities)	13,190	505,705
Cheniere Energy, Inc. (Midstream / Pipelines)	8,009	1,556,869
Chesapeake Utilities Corp. (Utilities)	2,073	258,627
CMS Energy Corp. (Utilities)	16,546	1,157,062
Consolidated Edison, Inc. (Utilities)	4,756	472,366
Constellation Energy Corp. (Utilities)	2,140	755,998
CSX Corp. (Transportation)	4,238	153,627
Entergy Corp. (Utilities)	19,448	1,797,579
Equinix, Inc. (Communications)	1,390	1,064,962
Essential Utilities, Inc. (Utilities)	18,056	692,628
NextEra Energy, Inc. (Utilities)	6,210	498,539
OGE Energy Corp. (Utilities)	22,123	944,652
PG&E Corp. (Utilities)	63,616	1,022,309
PPL Corp. (Utilities)	37,345	1,307,822
Public Service Enterprise Group, Inc. (Utilities)	19,841	1,593,232
Southern Co. (The) (Utilities)	2,335	203,612
Targa Resources Corp. (Midstream / Pipelines)	6,196	1,143,162
Union Pacific Corp. (Transportation)	8,460	1,956,967
WEC Energy Group, Inc. (Utilities)	15,376	1,621,553
Xcel Energy, Inc. (Utilities)	22,760	1,681,054
		23,213,203
Total Common Stocks (Cost $34,684,016)		39,678,826

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
United States 1.2%
NYLI U.S. Government Liquidity Fund, 3.569% (b)	482,674	$ 482,674
Total Short-Term Investment (Cost $482,674)		482,674
Total Investments (Cost $35,166,690)	100.1%	40,161,500
Other Assets, Less Liabilities	(0.1)	(43,294)
Net Assets	100.0%	$ 40,118,206

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $275,162. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $296,301. (See Note 2(J))
(b)	Current yield as of December 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 489	$ 9,931	$ (9,937)	$ —	$ —	$ 483	$ 20	$ —	483

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP CBRE Global Infrastructure Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Germany	$ —	$ 1,153,110	$ —	$ 1,153,110
Italy	—	322,550	—	322,550
Japan	—	1,882,499	—	1,882,499
Switzerland	—	760,415	—	760,415
All Other Countries	35,560,252	—	—	35,560,252
Total Common Stocks	35,560,252	4,118,574	—	39,678,826
Short-Term Investment
Affiliated Investment Company	482,674	—	—	482,674
Total Investments in Securities	$ 36,042,926	$ 4,118,574	$ —	$ 40,161,500

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Portfolio’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$21,358,411	53.3%
Transportation	12,953,769	32.2
Midstream / Pipelines	2,975,248	7.4
Communications	2,391,398	6.0
	39,678,826	98.9
Short-Term Investment	482,674	1.2
Other Assets, Less Liabilities	(43,294)	(0.1)
Net Assets	$40,118,206	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $34,684,016) including securities on loan of $275,162	$39,678,826
Investment in affiliated investment companies, at value (identified cost $482,674)	482,674
Receivables:
Dividends	97,835
Portfolio shares sold	573
Securities lending	98
Other assets	119
Total assets	40,260,125
Liabilities
Payables:
Portfolio shares redeemed	30,752
Manager (See Note 3)	28,605
Investment securities purchased	26,304
Professional fees	23,569
Shareholder communication	19,120
Distribution/Service fees (See Note 3)	7,510
Custodian	4,582
Accrued expenses	1,477
Total liabilities	141,919
Net assets	$40,118,206
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$4,817
Additional paid-in-capital	68,454,813
68,459,630
Total distributable earnings (loss)	(28,341,424)
Net assets	$40,118,206
Initial Class
Net assets applicable to outstanding shares	$4,514,050
Shares of beneficial interest outstanding	534,947
Net asset value per share outstanding	$8.44
Service Class
Net assets applicable to outstanding shares	$35,604,156
Shares of beneficial interest outstanding	4,282,146
Net asset value per share outstanding	$8.31

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP CBRE Global Infrastructure Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $55,713)	$1,074,419
Dividends-affiliated	19,818
Securities lending, net	4,673
Total income	1,098,910
Expenses
Manager (See Note 3)	306,247
Distribution/Service—Service Class (See Note 3)	82,105
Professional fees	54,266
Custodian	29,830
Trustees	848
Miscellaneous	1,781
Total expenses before waiver/reimbursement	475,077
Expense waiver/reimbursement from Manager (See Note 3)	(52,148)
Net expenses	422,929
Net investment income (loss)	675,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	2,396,408
Foreign currency transactions	(11,441)
Net realized gain (loss)	2,384,967
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,952,500
Translation of other assets and liabilities in foreign currencies	3,193
Net change in unrealized appreciation (depreciation)	1,955,693
Net realized and unrealized gain (loss)	4,340,660
Net increase (decrease) in net assets resulting from operations	$5,016,641
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$675,981	$620,328
Net realized gain (loss)	2,384,967	888,988
Net change in unrealized appreciation (depreciation)	1,955,693	953,137
Net increase (decrease) in net assets resulting from operations	5,016,641	2,462,453
Distributions to shareholders:
Initial Class	(68,449)	(56,843)
Service Class	(613,047)	(634,394)
Total distributions to shareholders	(681,496)	(691,237)
Capital share transactions:
Net proceeds from sales of shares	10,573,525	6,719,094
Net asset value of shares issued to shareholders in reinvestment of distributions	681,496	691,237
Cost of shares redeemed	(8,489,775)	(10,913,503)
Increase (decrease) in net assets derived from capital share transactions	2,765,246	(3,503,172)
Net increase (decrease) in net assets	7,100,391	(1,731,956)
Net Assets
Beginning of year	33,017,815	34,749,771
End of year	$40,118,206	$33,017,815
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP CBRE Global Infrastructure Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.44	$7.06	$6.92	$7.47	$6.48
Net investment income (loss) (a)	0.17	0.15	0.16	0.13	0.15
Net realized and unrealized gain (loss)	0.99	0.40	0.10	(0.58)	0.84
Total from investment operations	1.16	0.55	0.26	(0.45)	0.99
Less distributions:
From net investment income	(0.16)	(0.17)	(0.12)	(0.10)	—
Net asset value at end of year	$8.44	$7.44	$7.06	$6.92	$7.47
Total investment return (b)	15.60%	7.86%	4.06%	(5.99)%	15.28%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.08%	2.07%	2.32%	1.87%	2.08%
Net expenses (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses (before waiver/reimbursement) (d)	1.09%	1.16%	1.09%	1.13%	1.32%
Portfolio turnover rate	73%	83%	41%	54%	43%
Net assets at end of year (in 000's)	$4,514	$2,671	$2,439	$2,111	$1,899

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.34	$6.96	$6.83	$7.38	$6.42
Net investment income (loss) (a)	0.15	0.13	0.14	0.11	0.12
Net realized and unrealized gain (loss)	0.97	0.41	0.10	(0.58)	0.84
Total from investment operations	1.12	0.54	0.24	(0.47)	0.96
Less distributions:
From net investment income	(0.15)	(0.16)	(0.11)	(0.08)	—
Net asset value at end of year	$8.31	$7.34	$6.96	$6.83	$7.38
Total investment return (b)	15.31%	7.59%	3.80%	(6.22)%	14.95%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%	1.84%	2.08%	1.60%	1.79%
Net expenses (d)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses (before waiver/reimbursement) (d)	1.34%	1.40%	1.34%	1.38%	1.60%
Portfolio turnover rate	73%	83%	41%	54%	43%
Net assets at end of year (in 000's)	$35,604	$30,346	$32,310	$31,780	$24,941

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2015
Service Class	May 1, 2015
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

10	NYLI VP CBRE Global Infrastructure Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
11

Notes to Financial Statements (continued)
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
The Portfolio may also invest up to 25% of its net assets in master limited partnerships.

12	NYLI VP CBRE Global Infrastructure Portfolio

Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
13

Notes to Financial Statements (continued)
(K) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.85% up to $3 billion; and 0.84% in excess of $3 billion. During the year ended December 31, 2025, the effective management fee rate was 0.85% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.95% and 1.20%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $306,247 and waived fees and/or reimbursed expenses in the amount of $52,148 and paid the Subadvisor fees in the amount of $127,050.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

14	NYLI VP CBRE Global Infrastructure Portfolio

Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$35,574,809	$5,113,061	$(526,370)	$4,586,691
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$677,121	$(33,607,059)	$—	$4,588,514	$(28,341,424)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $33,607,059, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$32,917	$690
The Portfolio utilized $2,348,279 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$681,496	$691,237
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $28,876 and $25,992, respectively.
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Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	194,160	$1,614,892
Shares issued to shareholders in reinvestment of distributions	8,076	68,449
Shares redeemed	(26,272)	(209,002)
Net increase (decrease)	175,964	$1,474,339
Year ended December 31, 2024:
Shares sold	62,615	$461,944
Shares issued to shareholders in reinvestment of distributions	7,394	56,843
Shares redeemed	(56,723)	(409,653)
Net increase (decrease)	13,286	$109,134

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,120,073	$8,958,633
Shares issued to shareholders in reinvestment of distributions	73,364	613,047
Shares redeemed	(1,045,947)	(8,280,773)
Net increase (decrease)	147,490	$1,290,907
Year ended December 31, 2024:
Shares sold	874,596	$6,257,150
Shares issued to shareholders in reinvestment of distributions	83,618	634,394
Shares redeemed	(1,464,048)	(10,503,850)
Net increase (decrease)	(505,834)	$(3,612,306)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP CBRE Global Infrastructure Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP CBRE Global Infrastructure Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP CBRE Global Infrastructure Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
23

In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
24

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
25

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
26

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
27

NYLI VP Candriam Emerging Markets Equity Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 92.6%
Argentina 0.3%
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	18,000	$ 650,880
Brazil 5.9%
Banco BTG Pactual SA (Capital Markets) (a)	128,000	1,221,520
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	57,660	1,381,956
Inter & Co., Inc., Class A (Banks)	106,000	898,880
Localiza Rent a Car SA (Ground Transportation)	132,000	1,041,013
NU Holdings Ltd., Class A (Banks) (a)	160,000	2,678,400
PRIO SA (Oil, Gas & Consumable Fuels) (a)	212,000	1,595,448
Raia Drogasil SA (Consumer Staples Distribution & Retail)	448,800	1,924,922
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (b)	210,000	1,555,055
		12,297,194
Canada 0.5%
Pan American Silver Corp. (Metals & Mining)	18,000	932,580
Chile 1.8%
Antofagasta plc (Metals & Mining)	34,000	1,502,776
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) (a)	32,000	2,201,600
		3,704,376
China 25.7%
Advanced Micro-Fabrication Equipment, Inc., Class A (Semiconductors & Semiconductor Equipment)	26,000	1,014,678
Agricultural Bank of China Ltd., Class H (Banks)	2,540,000	1,886,389
Alibaba Group Holding Ltd. (Broadline Retail)	336,000	6,165,058
Alibaba Health Information Technology Ltd. (Consumer Staples Distribution & Retail) (a)(c)	1,240,000	804,605
Bilibili, Inc., Class Z (Interactive Media & Services) (a)	26,000	644,429
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment) (a)	7,400	1,435,440
CGN Mining Co. Ltd. (Oil, Gas & Consumable Fuels) (c)	2,500,000	992,586
	Shares	Value

China (continued)
China Construction Bank Corp., Class H (Banks)	2,760,000	$ 2,727,126
China Hongqiao Group Ltd. (Metals & Mining)	320,000	1,341,231
China Life Insurance Co. Ltd., Class H (Insurance)	730,000	2,568,183
China Merchants Bank Co. Ltd., Class H (Banks)	106,000	719,133
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	1,400,000	1,106,300
CMOC Group Ltd., Class H (Metals & Mining)	720,000	1,779,948
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	15,000	788,320
Huaqin Technology Co. Ltd., Class A (Technology Hardware, Storage & Peripherals)	50,000	649,242
Hygon Information Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	14,000	449,581
Meituan (Hotels, Restaurants & Leisure) (a)(b)	80,000	1,061,842
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	16,000	1,051,105
New China Life Insurance Co. Ltd., Class H (Insurance)	132,000	921,814
Nongfu Spring Co. Ltd., Class H (Beverages) (b)	112,000	674,069
PDD Holdings, Inc., ADR (Broadline Retail) (a)	13,600	1,542,104
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	330,000	2,762,473
Sieyuan Electric Co. Ltd., Class A (Electrical Equipment)	84,000	1,858,226
Sungrow Power Supply Co. Ltd., Class A (Electrical Equipment)	31,993	783,052
Tencent Holdings Ltd. (Interactive Media & Services)	140,000	10,775,181
Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	10,000	711,835
Victory Giant Technology Huizhou Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	8,000	329,220
Western Mining Co. Ltd., Class A (Metals & Mining)	300,000	1,186,580

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
China (continued)
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	88,000	$ 920,152
WuXi XDC Cayman, Inc. (Life Sciences Tools & Services) (a)	108,000	843,024
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	190,000	959,436
XPeng, Inc., Class A (Automobiles) (a)	72,000	734,090
Zhejiang Huayou Cobalt Co. Ltd., Class A (Electrical Equipment)	124,000	1,211,228
		53,397,680
Hong Kong 0.3%
Futu Holdings Ltd., ADR (Capital Markets) (a)	4,400	722,524
Hungary 0.9%
OTP Bank Nyrt. (Banks)	17,000	1,821,483
India 15.6%
360 ONE WAM Ltd. (Capital Markets)	68,000	900,318
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	7,600	595,498
Bajaj Finance Ltd. (Consumer Finance)	156,000	1,712,748
Bharti Airtel Ltd. (Wireless Telecommunication Services)	138,000	3,232,919
Coromandel International Ltd. (Chemicals)	40,000	1,008,640
Eicher Motors Ltd. (Automobiles)	20,400	1,659,724
Eternal Ltd. (Hotels, Restaurants & Leisure) (a)	240,000	742,462
Fortis Healthcare Ltd. (Health Care Providers & Services)	68,000	668,807
FSN E-Commerce Ventures Ltd. (Specialty Retail) (a)	480,000	1,416,031
HDFC Bank Ltd. (Banks)	342,000	3,771,614
Hitachi Energy India Ltd. (Electrical Equipment)	5,000	1,018,587
ICICI Bank Ltd. (Banks)	138,000	2,061,876
Infosys Ltd. (IT Services)	77,000	1,383,919
LTIMindtree Ltd. (IT Services) (b)	20,000	1,349,252
Muthoot Finance Ltd. (Consumer Finance)	32,000	1,357,090
Navin Fluorine International Ltd. (Chemicals)	27,000	1,778,383
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	176,000	3,075,125
Shriram Finance Ltd. (Consumer Finance)	141,000	1,562,808
	Shares	Value

India (continued)
Siemens Energy India Ltd. (Electrical Equipment) (a)	14,000	$ 398,772
State Bank of India (Banks)	120,000	1,311,357
TVS Motor Co. Ltd. (Automobiles)	32,000	1,324,370
		32,330,300
Mexico 0.7%
America Movil SAB de CV (Wireless Telecommunication Services)	1,360,000	1,407,014
Nigeria 0.6%
Airtel Africa plc (Wireless Telecommunication Services) (b)	280,000	1,340,617
Peru 2.0%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	34,000	946,220
Credicorp Ltd. (Banks)	7,400	2,123,800
Intercorp Financial Services, Inc. (Banks)	26,000	1,101,360
		4,171,380
Poland 0.8%
Bank Millennium SA (Banks) (a)(c)	340,000	1,570,059
Republic of Korea 8.7%
Hana Financial Group, Inc. (Banks)	27,000	1,761,172
Hansol Chemical Co. Ltd. (Chemicals)	4,700	736,814
Hanwha Engine (Machinery) (a)	24,000	711,290
Hyosung Heavy Industries Corp. (Electrical Equipment) (a)	600	733,985
Hyundai Rotem Co. Ltd. (Machinery)	6,000	783,001
KB Financial Group, Inc. (Banks)	31,000	2,679,890
KIWOOM Securities Co. Ltd. (Capital Markets)	6,200	1,231,218
Samsung C&T Corp. (Industrial Conglomerates) (a)	5,000	823,704
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	94,000	1,560,359
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	13,600	6,158,425
SK Square Co. Ltd. (Industrial Conglomerates) (a)	3,600	904,789
		18,084,647
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (a)(d)	22,529	—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Candriam Emerging Markets Equity Portfolio

	Shares	Value
Common Stocks (continued)
Saudi Arabia 1.4%
Al Rajhi Bank (Banks)	114,000	$ 2,963,368
South Africa 3.7%
FirstRand Ltd. (Financial Services)	340,000	1,863,224
Gold Fields Ltd. (Metals & Mining)	30,000	1,314,692
MTN Group Ltd. (Wireless Telecommunication Services)	90,000	921,196
Naspers Ltd., Class N (Broadline Retail)	19,000	1,267,252
Northam Platinum Holdings Ltd. (Metals & Mining)	54,000	1,099,272
Valterra Platinum Ltd. (Metals & Mining)	15,000	1,276,775
		7,742,411
Taiwan 21.0%
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	168,000	1,339,380
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	24,700	1,187,027
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,000	1,848,475
Bizlink Holding, Inc. (Electrical Equipment)	10,500	507,949
Chenbro Micom Co. Ltd. (Technology Hardware, Storage & Peripherals)	28,000	895,594
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	48,000	1,183,940
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	63,000	1,930,873
E.Sun Financial Holding Co. Ltd. (Banks)	1,400,000	1,503,795
Fortune Electric Co. Ltd. (Electrical Equipment)	44,000	1,071,275
Fubon Financial Holding Co. Ltd. (Insurance)	600,000	1,835,108
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	28,400	1,920,720
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	58,000	1,268,153
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	4,400	525,135
Lotus Pharmaceutical Co. Ltd. (Pharmaceuticals)	142,000	1,278,974
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	38,300	1,743,098
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	424,000	20,916,281
	Shares	Value

Taiwan (continued)
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	12,100	$ 1,727,168
Yageo Corp. (Electronic Equipment, Instruments & Components)	128,000	941,042
		43,623,987
Turkey 1.3%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	240,000	1,295,559
Turkiye Garanti Bankasi A/S (Banks)	80,000	267,462
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	240,000	1,031,080
		2,594,101
United States 1.4%
BeOne Medicines Ltd., Class H (Biotechnology) (a)	78,000	1,796,986
Laureate Education, Inc. (Diversified Consumer Services) (a)	30,000	1,010,100
		2,807,086
Total Common Stocks (Cost $156,404,668)		192,161,687
Preferred Stocks 5.9%
Brazil 0.3%
Itau Unibanco Holding SA (Banks)	86,520	620,179
Localiza Rent a Car SA (Ground Transportation) (a)	5,077	38,449
		658,628
Colombia 0.9%
Grupo Cibest SA, ADR (Banks)	31,000	1,971,910
Republic of Korea 4.7%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	158,000	9,696,217
Total Preferred Stocks (Cost $8,405,278)		12,326,755
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Short-Term Investment 0.3%
Unaffiliated Investment Company 0.3%
United States 0.3%
Invesco Government & Agency Portfolio, 3.751% (e)(f)	522,200	$ 522,200
Total Short-Term Investment (Cost $522,200)		522,200
Total Investments (Cost $165,332,146)	98.8%	205,010,642
Other Assets, Less Liabilities	1.2	2,531,305
Net Assets	100.0%	$ 207,541,947

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $1,001,794; the total market value of collateral held by the Portfolio was $1,068,565. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $546,365. The Portfolio received cash collateral with a value of $522,200. (See Note 2(K))
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of December 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Brazil	$ 3,577,280	$ 8,719,914	$ —	$ 12,297,194
China	52,383,002	1,014,678	—	53,397,680
Hungary	—	1,821,483	—	1,821,483
Poland	—	1,570,059	—	1,570,059
Republic of Korea	—	18,084,647	—	18,084,647
All Other Countries	104,990,624	—	—	104,990,624
Total Common Stocks	160,950,906	31,210,781	—	192,161,687
Preferred Stocks	1,971,910	10,354,845	—	12,326,755
Short-Term Investment
Unaffiliated Investment Company	522,200	—	—	522,200
Total Investments in Securities	$ 163,445,016	$ 41,565,626	$ —	$ 205,010,642

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Candriam Emerging Markets Equity Portfolio

The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$1,295,559	0.6%
Automobiles	3,718,184	1.8
Banks	35,545,553	17.1
Beverages	674,069	0.3
Biotechnology	1,796,986	0.9
Broadline Retail	8,974,414	4.3
Capital Markets	4,075,580	2.0
Chemicals	5,725,437	2.8
Consumer Finance	4,632,646	2.2
Consumer Staples Distribution & Retail	2,729,527	1.3
Diversified Consumer Services	1,010,100	0.5
Electrical Equipment	8,371,394	4.0
Electronic Equipment, Instruments & Components	6,573,380	3.2
Financial Services	1,863,224	0.9
Ground Transportation	1,079,462	0.5
Health Care Providers & Services	2,819,360	1.4
Hotels, Restaurants & Leisure	2,516,139	1.2
Industrial Conglomerates	1,728,493	0.8
Insurance	8,087,578	3.9
Interactive Media & Services	11,419,610	5.5
IT Services	2,733,171	1.3
Life Sciences Tools & Services	843,024	0.4
Machinery	3,054,650	1.5
Metals & Mining	11,380,074	5.5
Oil, Gas & Consumable Fuels	7,345,119	3.5
Pharmaceuticals	1,278,974	0.6
Semiconductors & Semiconductor Equipment	37,877,183	18.3
Specialty Retail	1,416,031	0.7
Technology Hardware, Storage & Peripherals	15,639,819	7.5
Water Utilities	1,381,956	0.7
Wireless Telecommunication Services	6,901,746	3.3
	204,488,442	98.5
Short-Term Investment	522,200	0.3
Other Assets, Less Liabilities	2,531,305	1.2
Net Assets	$207,541,947	100.0%

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in securities, at value (identified cost $165,332,146) including securities on loan of $1,001,794	$205,010,642
Cash	3,472,609
Cash denominated in foreign currencies (identified cost $215,286)	216,343
Receivables:
Dividends	356,810
Portfolio shares sold	1,135
Securities lending	948
Other assets	1,606
Total assets	209,060,093
Liabilities
Cash collateral received for securities on loan	522,200
Payables:
Foreign capital gains tax (See Note 2)	671,046
Manager (See Note 3)	173,185
Professional fees	67,662
Portfolio shares redeemed	45,964
Custodian	24,906
Distribution/Service fees (See Note 3)	13,093
Shareholder communication	80
Accrued expenses	10
Total liabilities	1,518,146
Net assets	$207,541,947
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$19,709
Additional paid-in-capital	172,269,693
172,289,402
Total distributable earnings (loss)	35,252,545
Net assets	$207,541,947
Initial Class
Net assets applicable to outstanding shares	$145,349,104
Shares of beneficial interest outstanding	13,817,334
Net asset value per share outstanding	$10.52
Service Class
Net assets applicable to outstanding shares	$62,192,843
Shares of beneficial interest outstanding	5,892,099
Net asset value per share outstanding	$10.56

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Candriam Emerging Markets Equity Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $417,855)	$3,407,908
Securities lending, net	45,384
Total income	3,453,292
Expenses
Manager (See Note 3)	2,037,362
Custodian	198,244
Professional fees	168,638
Distribution/Service—Service Class (See Note 3)	152,131
Shareholder communication	18,593
Trustees	5,014
Miscellaneous	11,617
Total expenses	2,591,599
Net investment income (loss)	861,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	43,413,988
Foreign currency transactions	(657,671)
Net realized gain (loss)	42,756,317
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	19,477,318
Translation of other assets and liabilities in foreign currencies	(162,431)
Net change in unrealized appreciation (depreciation)	19,314,887
Net realized and unrealized gain (loss)	62,071,204
Net increase (decrease) in net assets resulting from operations	$62,932,897

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(288,826).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $1,251,223.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$861,693	$1,149,784
Net realized gain (loss)	42,756,317	13,244,503
Net change in unrealized appreciation (depreciation)	19,314,887	12,144,549
Net increase (decrease) in net assets resulting from operations	62,932,897	26,538,836
Distributions to shareholders:
Initial Class	(509,918)	(1,383,686)
Service Class	(49,509)	(403,923)
Total distributions to shareholders	(559,427)	(1,787,609)
Capital share transactions:
Net proceeds from sales of shares	2,327,333	7,609,474
Net asset value of shares issued to shareholders in reinvestment of distributions	559,427	1,787,609
Cost of shares redeemed	(63,704,017)	(48,393,620)
Increase (decrease) in net assets derived from capital share transactions	(60,817,257)	(38,996,537)
Net increase (decrease) in net assets	1,556,213	(14,245,310)
Net Assets
Beginning of year	205,985,734	220,231,044
End of year	$207,541,947	$205,985,734
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Candriam Emerging Markets Equity Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.77	$6.96	$6.60	$11.16	$11.51
Net investment income (loss) (a)	0.04	0.05	0.07	0.11	0.12
Net realized and unrealized gain (loss)	2.74	0.83	0.41	(3.39)	(0.34)
Total from investment operations	2.78	0.88	0.48	(3.28)	(0.22)
Less distributions:
From net investment income	(0.03)	(0.07)	(0.12)	(0.09)	(0.13)
From net realized gain on investments	—	—	—	(1.19)	—
Total distributions	(0.03)	(0.07)	(0.12)	(1.28)	(0.13)
Net asset value at end of year	$10.52	$7.77	$6.96	$6.60	$11.16
Total investment return (b)	35.88%	12.64%	7.25%	(28.72)%	(2.00)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.50%	0.61%	1.09%(c)	1.28%	1.02%
Net expenses (d)	1.20%	1.16%	1.13%(e)	1.16%	1.13%
Expenses (before waiver/reimbursement) (d)	1.20%	1.16%	1.14%	1.16%	1.14%
Portfolio turnover rate	185%	115%	52%	115%	63%
Net assets at end of year (in 000's)	$145,349	$145,917	$154,579	$158,187	$211,647

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 1.08%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.14%.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.79	$6.98	$6.62	$11.16	$11.52
Net investment income (loss) (a)	0.02	0.03	0.06	0.09	0.09
Net realized and unrealized gain (loss)	2.76	0.83	0.40	(3.39)	(0.35)
Total from investment operations	2.78	0.86	0.46	(3.30)	(0.26)
Less distributions:
From net investment income	(0.01)	(0.05)	(0.10)	(0.05)	(0.10)
From net realized gain on investments	—	—	—	(1.19)	—
Total distributions	(0.01)	(0.05)	(0.10)	(1.24)	(0.10)
Net asset value at end of year	$10.56	$7.79	$6.98	$6.62	$11.16
Total investment return (b)	35.54%	12.35%	6.98%	(28.89)%	(2.25)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.25%	0.36%	0.84%(c)	1.03%	0.78%
Net expenses (d)	1.45%	1.41%	1.38%(e)	1.41%	1.38%
Expenses (before waiver/reimbursement) (d)	1.45%	1.41%	1.39%	1.41%	1.39%
Portfolio turnover rate	185%	115%	52%	115%	63%
Net assets at end of year (in 000's)	$62,193	$60,069	$65,652	$70,914	$102,237

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 0.83%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.39%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The
Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

12	NYLI VP Candriam Emerging Markets Equity Portfolio

independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
13

Notes to Financial Statements (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements.
The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution

14	NYLI VP Candriam Emerging Markets Equity Portfolio

and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Sold Short.  During the period a short position is open, depending on the nature and type of security, a short position is reflected as a liability and is marked to market in accordance with the valuation methodologies previously detailed (See Note 2(A)). Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon termination of a short sale if the market price on the date the short position is closed out is less or greater, respectively, than the proceeds originally received. Any such gain or loss may be offset, completely or in part, by the change in the value of the hedged investments. Interest on short positions held is accrued daily, while dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a dividend expense in the Statement of Operations. Broker fees and other expenses related to securities sold short are disclosed in the Statement of Operations. Short sales involve risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. As of December 31, 2025, the Portfolio did not enter into any securities sold short.
(K) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities
15

Notes to Financial Statements (continued)
deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. For example, the Portfolio has significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 1.00% up to $1 billion; and 0.975% in excess of $1 billion. During the year ended December 31, 2025, the effective management fee rate was 1.00% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,037,362 and paid the Subadvisor fees in the amount of $1,018,681.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under

16	NYLI VP Candriam Emerging Markets Equity Portfolio

the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$169,971,944	$40,042,161	$(5,003,463)	$35,038,698
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$3,122,887	$(2,010,842)	$—	$34,140,500	$35,252,545
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $2,010,842, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$2,011	$—
The Portfolio utilized $40,465,198 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$559,427	$1,787,609
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
17

Notes to Financial Statements (continued)
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $371,428 and $430,650, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	104,933	$948,133
Shares issued to shareholders in reinvestment of distributions	49,552	509,918
Shares redeemed	(5,124,924)	(45,815,355)
Net increase (decrease)	(4,970,439)	$(44,357,304)
Year ended December 31, 2024:
Shares sold	613,921	$4,734,183
Shares issued to shareholders in reinvestment of distributions	169,412	1,383,686
Shares redeemed	(4,218,755)	(32,172,981)
Net increase (decrease)	(3,435,422)	$(26,055,112)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	171,232	$1,379,200
Shares issued to shareholders in reinvestment of distributions	4,792	49,509
Shares redeemed	(1,991,526)	(17,888,662)
Net increase (decrease)	(1,815,502)	$(16,459,953)
Year ended December 31, 2024:
Shares sold	395,614	$2,875,291
Shares issued to shareholders in reinvestment of distributions	49,256	403,923
Shares redeemed	(2,144,445)	(16,220,639)
Net increase (decrease)	(1,699,575)	$(12,941,425)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
18	NYLI VP Candriam Emerging Markets Equity Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Candriam Emerging Markets Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Candriam Emerging Markets Equity Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
20

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
At its September 16, 2025 meeting, the Board of Trustees of New York Life Investments VP Funds Trust (“Board” of the “Trust”), including the Trustees who are not an “interested person” (as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”) of the Trust (“Independent Trustees”) voting separately, unanimously approved the Subadvisory Agreement between New York Life Investment Management LLC (“New York Life Investments”) and Candriam with respect to the NYLI VP Candriam Emerging Markets Equity Portfolio (“Portfolio”) (“Subadvisory Agreement”).
The Board was asked to consider the approval of the Subadvisory Agreement in anticipation of the anticipated acquisition of approximately 33% of the issued and outstanding equity shares of Candriam by Belfius Bank SA, which was deemed to constitute a change of control of Candriam, and, as required by the 1940 Act, result in the corresponding automatic termination of the previous subadvisory agreement between New York Life Investments and Candriam with respect to the Portfolio. Under the terms of an exemptive order and a no-action position issued by the staff of the Securities and Exchange Commission, New York Life Investments, on behalf of the Portfolio and subject to the approval of the Board, is permitted to retain and materially amend subadvisory agreements with subadvisors that are not “wholly-owned subsidiaries” (as such term is defined in the 1940 Act) of New York Life Investments (or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments) but are otherwise an “affiliated person” (as such term is defined in the 1940 Act) of New York Life Investments, without shareholder approval. This authority is subject to certain conditions.
In reaching the decision to approve the Subadvisory Agreement, the Board considered information and materials furnished by New York Life Investments and Candriam in connection with the Board’s consideration of the previous subadvisory agreement between New York Life Investments and Candriam, on behalf of the Portfolio (“Prior Contract Review Process”), as well as other information furnished to the Board and its Committees throughout the year and provided by Candriam specifically in connection with the change of control of Candriam, as deemed relevant and appropriate by the Trustees. The Board considered information furnished by New York Life Investments and Candriam in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. In addition, the Board considered its experience with Candriam and knowledge of Candriam’s capabilities and resources, including in connection with the Prior Contract Review Process. The Board also considered representations from Candriam that the change of control of Candriam is not expected to have an impact on the nature, extent and quality of services provided by Candriam. The Board noted that there were no material differences between the previous subadvisory agreement between New York Life Investments and Candriam and the Subadvisory Agreement. In addition, the Trustees considered the anticipated impact of the acquisition of approximately 33% of the issued and outstanding equity shares of Candriam by Belfius Bank SA, including with respect to Candriam’s resources and capabilities.
In considering the Subadvisory Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. The factors considered by the Board are described in greater detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Portfolio by Candriam; (ii) the qualifications of the portfolio managers of the Portfolio and the historical investment performance of the Portfolio and Candriam; (iii) the costs of the services to be provided, and profits to be realized, by Candriam with respect to its relationship with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s shareholders; and (v) the reasonableness of the Portfolio’s subadvisory fees and total ordinary operating expenses.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve the Subadvisory Agreement was based on a consideration of information provided to the Board throughout the year and during the Prior Contract Review Process, as well as information provided to the Board specifically in connection with its review of the Subadvisory Agreement. The Board’s decision with respect to the Subadvisory Agreement may have also been based, in part, on the Board’s knowledge of Candriam resulting from, among other things, the Board’s consideration of the advisory agreements for other funds in the New York Life Investments Group of Funds and the previous subadvisory agreement with respect to the Portfolio, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. The factors that figured prominently in the Board’s decision to approve the Subadvisory Agreement during its September 16, 2025 meeting are summarized in more detail below, and the Board did not consider any factor or information controlling in reaching such decision.
Nature, Extent and Quality of Services to Be Provided by Candriam
In considering the Subadvisory Agreement, the Board examined the nature, extent and quality of the investment advisory services that Candriam historically had provided to the Portfolio. Based on information provided to the Board, the Board acknowledged Candriam’s historical service to the Portfolio and took note of the experience of Candriam’s portfolio managers, the number of accounts managed by the portfolio managers and Candriam’s method for compensating the portfolio managers. The Board considered Candriam’s continued willingness to invest in personnel and other resources to service and support the

21

Portfolio. The Board also considered the experience of senior management and administrative personnel at Candriam and Candriam’s overall resources, legal and compliance environment, capabilities and history. Based on these considerations, the Board concluded that the Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Portfolio’s investment performance, the Board considered investment performance results over various periods in light of the Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, the Portfolio’s performance provided to the Board throughout the year, including information showing the Portfolio’s investment performance compared to the Portfolio’s relevant benchmark. The Board also considered information provided to the Board showing the investment performance of the Portfolio as compared to peer funds. In addition, the Board considered the strength of Candriam’s resources. Based on these considerations, among others, the Board concluded that its review of the Portfolio’s investment performance and related information supported a determination to approve the Subadvisory Agreement.
Costs of the Services to be Provided, and Profits to be Realized, by Candriam
Because Candriam is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Portfolio, the Board considered cost and profitability information for New York Life Investments and Candriam in the aggregate. In evaluating the costs of the services to be provided by Candriam and profits expected to be realized by Candriam due to its relationship with the Portfolio, the Board considered, among other factors, Candriam’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Portfolio, and that New York Life Investments is responsible for paying the subadvisory fee for the Portfolio. The Board also considered the financial resources of Candriam and acknowledged that Candriam must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for Candriam to continue to provide high-quality services to the Portfolio.
The Board also considered certain fall-out benefits that may be realized by Candriam and its affiliates due to its relationship with the Portfolio, including reputational and other indirect benefits.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits to be realized by Candriam due to its relationship with the Portfolio are not excessive and other expected benefits that may accrue to Candriam are reasonable.
Subadvisory Fee and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under the Subadvisory Agreement and the Portfolio’s total ordinary operating expenses, taking into account information provided to the Board. The Board considered that the fee to be paid to Candriam under the Subadvisory Agreement is paid by New York Life Investments, not the Portfolio, and will result in no increase in the Portfolio’s expenses and is the same subadvisory fee as paid under the previous subadvisory agreement.
Based on the factors outlined above, among other considerations, the Board concluded that the Portfolio’s total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Portfolio and whether the Portfolio’s expense structure permits economies of scale, if any, to be appropriately shared with the Portfolio’s shareholders, taking into account information provided to the Board. Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of the Portfolio’s shareholders through the Portfolio’s expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the Subadvisory Agreement.
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLI VP Epoch U.S. Equity Yield Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 2.8%
General Dynamics Corp.	23,513	$ 7,915,886
Lockheed Martin Corp.	14,374	6,952,273
RTX Corp.	57,789	10,598,503
		25,466,662
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	61,952	6,145,019
Banks 10.3%
Bank of America Corp.	373,337	20,533,535
Columbia Banking System, Inc.	343,953	9,613,486
JPMorgan Chase & Co.	63,932	20,600,169
Regions Financial Corp.	298,428	8,087,399
Truist Financial Corp.	154,993	7,627,205
U.S. Bancorp	242,047	12,915,628
Wells Fargo & Co.	144,419	13,459,851
		92,837,273
Beverages 2.1%
Coca-Cola Co. (The)	75,437	5,273,801
Coca-Cola Europacific Partners plc	95,217	8,636,182
PepsiCo, Inc.	37,585	5,394,199
		19,304,182
Biotechnology 3.5%
AbbVie, Inc.	84,328	19,268,105
Amgen, Inc.	16,395	5,366,247
Gilead Sciences, Inc.	52,463	6,439,309
		31,073,661
Capital Markets 2.8%
BlackRock, Inc.	10,687	11,438,724
CME Group, Inc.	22,730	6,207,108
Lazard, Inc.	157,257	7,636,400
		25,282,232
Chemicals 2.5%
Linde plc	18,517	7,895,463
Nutrien Ltd.	156,919	9,685,041
PPG Industries, Inc.	50,571	5,181,505
		22,762,009
Commercial Services & Supplies 0.7%
Republic Services, Inc.	27,449	5,817,267
Communications Equipment 1.5%
Cisco Systems, Inc.	171,993	13,248,621
	Shares	Value

Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	136,796	$ 15,240,442
Diversified Telecommunication Services 2.3%
AT&T, Inc.	415,172	10,312,872
Verizon Communications, Inc.	253,878	10,340,451
		20,653,323
Electric Utilities 6.4%
Alliant Energy Corp.	86,657	5,633,572
American Electric Power Co., Inc.	122,251	14,096,763
Duke Energy Corp.	45,658	5,351,574
Entergy Corp.	134,442	12,426,474
NextEra Energy, Inc.	134,536	10,800,550
OGE Energy Corp.	102,205	4,364,153
Pinnacle West Capital Corp.	52,107	4,621,891
		57,294,977
Electrical Equipment 3.2%
Eaton Corp. plc	32,914	10,483,438
Emerson Electric Co.	82,597	10,962,274
Hubbell, Inc.	16,087	7,144,398
		28,590,110
Financial Services 0.6%
Voya Financial, Inc.	66,483	4,952,319
Food Products 1.2%
McCormick & Co., Inc. (Non-Voting)	79,464	5,412,293
Mondelez International, Inc., Class A	99,679	5,365,721
		10,778,014
Health Care Equipment & Supplies 1.7%
Medtronic plc	158,727	15,247,316
Health Care Providers & Services 2.8%
CVS Health Corp.	191,713	15,214,344
UnitedHealth Group, Inc.	30,842	10,181,252
		25,395,596
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	31,912	9,753,265
Vail Resorts, Inc. (a)	40,555	5,385,704
		15,138,969
Household Products 1.6%
Colgate-Palmolive Co.	70,362	5,560,005
Procter & Gamble Co. (The)	62,675	8,981,954
		14,541,959

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 0.8%
Honeywell International, Inc.	37,964	$ 7,406,397
Industrial REITs 0.9%
Prologis, Inc.	66,564	8,497,560
Insurance 4.3%
Marsh & McLennan Cos., Inc.	46,932	8,706,824
MetLife, Inc.	221,751	17,505,024
Travelers Cos., Inc. (The)	44,330	12,858,360
		39,070,208
Interactive Media & Services 1.8%
Alphabet, Inc., Class C	26,738	8,390,385
Meta Platforms, Inc., Class A	11,926	7,872,233
		16,262,618
IT Services 1.6%
International Business Machines Corp.	48,847	14,468,970
Leisure Products 1.3%
Hasbro, Inc.	136,861	11,222,602
Machinery 3.2%
Cummins, Inc.	32,766	16,725,405
Snap-on, Inc.	17,557	6,050,142
Toro Co. (The)	76,861	6,050,498
		28,826,045
Media 2.0%
Comcast Corp., Class A	293,651	8,777,228
Omnicom Group, Inc.	114,489	9,244,987
		18,022,215
Multi-Utilities 2.2%
Ameren Corp.	46,162	4,609,737
CMS Energy Corp.	72,568	5,074,680
NiSource, Inc.	130,944	5,468,222
WEC Energy Group, Inc.	40,964	4,320,063
		19,472,702
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp.	96,502	14,707,870
Enterprise Products Partners LP	290,965	9,328,338
MPLX LP	172,330	9,197,252
TotalEnergies SE (a)	115,144	7,532,720
		40,766,180
	Shares	Value

Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	131,716	$ 7,104,761
Eli Lilly & Co.	11,120	11,950,442
Johnson & Johnson	96,252	19,919,351
Merck & Co., Inc.	125,807	13,242,445
Pfizer, Inc.	286,882	7,143,362
		59,360,361
Professional Services 0.5%
Paychex, Inc.	39,666	4,449,732
Retail REITs 0.5%
Realty Income Corp.	84,020	4,736,207
Semiconductors & Semiconductor Equipment 5.3%
Analog Devices, Inc.	38,030	10,313,736
Broadcom, Inc.	57,838	20,017,732
KLA Corp.	3,942	4,789,845
Microchip Technology, Inc.	90,113	5,742,000
Texas Instruments, Inc.	40,063	6,950,530
		47,813,843
Software 2.4%
Microsoft Corp.	30,745	14,868,897
Salesforce, Inc.	25,250	6,688,977
		21,557,874
Specialized REITs 2.0%
American Tower Corp.	25,416	4,462,287
Iron Mountain, Inc.	80,499	6,677,392
VICI Properties, Inc.	252,853	7,110,226
		18,249,905
Specialty Retail 1.3%
Best Buy Co., Inc.	63,185	4,228,972
Home Depot, Inc. (The)	21,935	7,547,834
		11,776,806
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	24,503	6,661,385
Dell Technologies, Inc., Class C	76,628	9,645,933
Hewlett Packard Enterprise Co.	347,034	8,335,757
NetApp, Inc.	71,021	7,605,639
		32,248,714
Tobacco 1.3%
Philip Morris International, Inc.	71,300	11,436,520
Trading Companies & Distributors 1.5%
MSC Industrial Direct Co., Inc., Class A	102,999	8,662,216

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Epoch U.S. Equity Yield Portfolio

	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (continued)
Watsco, Inc.	15,310	$ 5,158,704
		13,820,920
Water Utilities 0.5%
Essential Utilities, Inc.	127,745	4,900,298
Total Common Stocks (Cost $672,968,503)		884,136,628
Short-Term Investments 1.8%
Affiliated Investment Company 1.7%
NYLI U.S. Government Liquidity Fund, 3.569% (b)	15,387,016	15,387,016
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.751% (b)(c)	854,566	854,566
Total Short-Term Investments (Cost $16,241,582)		16,241,582
Total Investments (Cost $689,210,085)	100.0%	900,378,210
Other Assets, Less Liabilities	0.0‡	434,180
Net Assets	100.0%	$ 900,812,390

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $5,093,502; the total market value of collateral held by the Portfolio was $5,222,207. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,367,641. The Portfolio received cash collateral with a value of $854,566. (See Note 2(H))
(b)	Current yield as of December 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 16,225	$ 195,404	$ (196,242)	$ —	$ —	$ 15,387	$ 474	$ —	15,387

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 884,136,628	$ —	$ —	$ 884,136,628
Short-Term Investments
Affiliated Investment Company	15,387,016	—	—	15,387,016
Unaffiliated Investment Company	854,566	—	—	854,566
Total Short-Term Investments	16,241,582	—	—	16,241,582
Total Investments in Securities	$ 900,378,210	$ —	$ —	$ 900,378,210

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Epoch U.S. Equity Yield Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $673,823,069) including securities on loan of $5,093,502	$884,991,194
Investment in affiliated investment companies, at value (identified cost $15,387,016)	15,387,016
Receivables:
Dividends	1,704,578
Portfolio shares sold	349,316
Securities lending	2,489
Other assets	4,818
Total assets	902,439,411
Liabilities
Cash collateral received for securities on loan	854,566
Due to custodian	7,975
Payables:
Manager (See Note 3)	443,223
Portfolio shares redeemed	189,070
Distribution/Service fees (See Note 3)	84,543
Professional fees	36,434
Custodian	8,223
Shareholder communication	60
Accrued expenses	2,927
Total liabilities	1,627,021
Net assets	$900,812,390
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$51,028
Additional paid-in-capital	590,491,531
590,542,559
Total distributable earnings (loss)	310,269,831
Net assets	$900,812,390
Initial Class
Net assets applicable to outstanding shares	$505,907,098
Shares of beneficial interest outstanding	28,380,805
Net asset value per share outstanding	$17.83
Service Class
Net assets applicable to outstanding shares	$394,905,292
Shares of beneficial interest outstanding	22,646,762
Net asset value per share outstanding	$17.44

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $97,794)	$25,149,419
Dividends-affiliated	473,622
Securities lending, net	12,011
Total income	25,635,052
Expenses
Manager (See Note 3)	6,325,045
Distribution/Service—Service Class (See Note 3)	967,173
Professional fees	136,439
Shareholder communication	128,722
Trustees	22,348
Interest expense (See Note 6 )	7,762
Custodian	7,102
Miscellaneous	33,106
Total expenses before waiver/reimbursement	7,627,697
Expense waiver/reimbursement from Manager (See Note 3)	(427,758)
Net expenses	7,199,939
Net investment income (loss)	18,435,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	89,389,583
Net change in unrealized appreciation (depreciation) on unaffiliated investments	9,503,095
Net realized and unrealized gain (loss)	98,892,678
Net increase (decrease) in net assets resulting from operations	$117,327,791
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Epoch U.S. Equity Yield Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$18,435,113	$18,849,321
Net realized gain (loss)	89,389,583	104,571,741
Net change in unrealized appreciation (depreciation)	9,503,095	32,739,009
Net increase (decrease) in net assets resulting from operations	117,327,791	156,160,071
Distributions to shareholders:
Initial Class	(69,768,703)	(44,895,744)
Service Class	(53,407,696)	(33,090,988)
Total distributions to shareholders	(123,176,399)	(77,986,732)
Capital share transactions:
Net proceeds from sales of shares	105,916,957	67,667,021
Net asset value of shares issued to shareholders in reinvestment of distributions	123,176,399	77,986,732
Cost of shares redeemed	(235,767,720)	(214,354,147)
Increase (decrease) in net assets derived from capital share transactions	(6,674,364)	(68,700,394)
Net increase (decrease) in net assets	(12,522,972)	9,472,945
Net Assets
Beginning of year	913,335,362	903,862,417
End of year	$900,812,390	$913,335,362
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$18.03	$16.58	$16.85	$18.15	$15.13
Net investment income (loss) (a)	0.39	0.39	0.41	0.37	0.34
Net realized and unrealized gain (loss)	2.13	2.71	0.91	(0.90)	3.09
Total from investment operations	2.52	3.10	1.32	(0.53)	3.43
Less distributions:
From net investment income	(0.47)	(0.52)	(0.47)	(0.37)	(0.41)
From net realized gain on investments	(2.25)	(1.13)	(1.12)	(0.40)	—
Total distributions	(2.72)	(1.65)	(1.59)	(0.77)	(0.41)
Net asset value at end of year	$17.83	$18.03	$16.58	$16.85	$18.15
Total investment return (b)	14.24%	18.54%	8.69%	(2.50)%	22.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.12%	2.13%	2.45%	2.13%	2.02%
Net expenses (c)	0.68%(d)	0.68%	0.68%	0.68%	0.68%
Expenses (before waiver/reimbursement) (c)	0.73%(d)	0.72%	0.72%	0.71%	0.72%
Portfolio turnover rate	23%	15%	19%	19%	20%
Net assets at end of year (in 000's)	$505,907	$527,574	$516,354	$539,762	$640,585

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%. (See Note 6)

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$17.69	$16.29	$16.57	$17.86	$14.90
Net investment income (loss) (a)	0.34	0.34	0.36	0.32	0.29
Net realized and unrealized gain (loss)	2.08	2.67	0.90	(0.88)	3.05
Total from investment operations	2.42	3.01	1.26	(0.56)	3.34
Less distributions:
From net investment income	(0.42)	(0.48)	(0.42)	(0.33)	(0.38)
From net realized gain on investments	(2.25)	(1.13)	(1.12)	(0.40)	—
Total distributions	(2.67)	(1.61)	(1.54)	(0.73)	(0.38)
Net asset value at end of year	$17.44	$17.69	$16.29	$16.57	$17.86
Total investment return (b)	13.96%	18.24%	8.42%	(2.74)%	22.58%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%	1.88%	2.20%	1.89%	1.77%
Net expenses (c)	0.93%(d)	0.93%	0.93%	0.93%	0.93%
Expenses (before waiver/reimbursement) (c)	0.98%(d)	0.97%	0.97%	0.96%	0.97%
Portfolio turnover rate	23%	15%	19%	19%	20%
Net assets at end of year (in 000's)	$394,905	$385,762	$387,508	$410,085	$461,880

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%. (See Note 6)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Epoch U.S. Equity Yield Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income and capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued

12	NYLI VP Epoch U.S. Equity Yield Portfolio

using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the
13

Notes to Financial Statements (continued)
event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and
Restated Subadvisory Agreement between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the year ended December 31, 2025, the effective management fee rate was 0.69% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Initial Class shares. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $6,325,045 and waived fees and/or reimbursed expenses in the amount of $427,758 and paid the Subadvisor fees in the amount of $2,948,643.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service

14	NYLI VP Epoch U.S. Equity Yield Portfolio

fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$698,661,989	$221,776,440	$(20,060,219)	$201,716,221
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$20,547,843	$88,005,767	$—	$201,716,221	$310,269,831
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale and partnership adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of December 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$3,457	$(3,457)
The reclassifications for the Portfolio are primarily due to partnership adjustments.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$21,597,066	$24,734,289
Long-Term Capital Gains	101,579,333	53,252,443
Total	$123,176,399	$77,986,732
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, the Portfolio utilized the line of credit for 1 day, maintained an average daily balance of $51,841,000 at a weighted average interest rate of 5.39% and incurred interest expense in the amount of $7,762. As of December 31, 2025, there were no borrowings outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
15

Notes to Financial Statements (continued)
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $209,784 and $317,464, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	3,759,407	$70,140,233
Shares issued to shareholders in reinvestment of distributions	3,998,275	69,768,703
Shares redeemed	(8,633,591)	(158,576,691)
Net increase (decrease)	(875,909)	$(18,667,755)
Year ended December 31, 2024:
Shares sold	2,136,071	$38,541,289
Shares issued to shareholders in reinvestment of distributions	2,435,023	44,895,744
Shares redeemed	(6,460,252)	(117,321,639)
Net increase (decrease)	(1,889,158)	$(33,884,606)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,976,091	$35,776,724
Shares issued to shareholders in reinvestment of distributions	3,127,006	53,407,696
Shares redeemed	(4,261,605)	(77,191,029)
Net increase (decrease)	841,492	$11,993,391
Year ended December 31, 2024:
Shares sold	1,624,506	$29,125,732
Shares issued to shareholders in reinvestment of distributions	1,828,373	33,090,988
Shares redeemed	(5,433,487)	(97,032,508)
Net increase (decrease)	(1,980,608)	$(34,815,788)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Epoch U.S. Equity Yield Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Epoch U.S. Equity Yield Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Epoch U.S. Equity Yield Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
18

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
26

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
27

NYLI VP Fidelity Institutional AM® Utilities Portfolio*

Annual Report - Financial Statements and Other Information
December 31, 2025
* Fidelity Institutional AM is a registered trade mark of FMR LLC. Used with permission.

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.7%
Construction & Engineering 2.5%
Argan, Inc.	6,900	$ 2,161,908
Centuri Holdings, Inc. (a)	50,200	1,267,550
MasTec, Inc. (a)	28,700	6,238,519
Quanta Services, Inc.	26,500	11,184,590
		20,852,567
Electric Utilities 66.0%
Alliant Energy Corp.	199,200	12,949,992
American Electric Power Co., Inc.	196,000	22,600,760
Constellation Energy Corp.	235,190	83,085,571
Duke Energy Corp.	507,737	59,511,854
Entergy Corp.	453,330	41,901,292
Evergy, Inc.	356,200	25,820,938
Exelon Corp.	941,300	41,031,267
NextEra Energy, Inc.	1,397,719	112,208,881
NRG Energy, Inc.	264,983	42,195,893
Oklo, Inc. (a)	8,100	581,256
PG&E Corp.	1,849,040	29,714,073
PPL Corp.	771,369	27,013,342
Southern Co. (The)	282,242	24,611,503
Xcel Energy, Inc.	490,620	36,237,193
		559,463,815
Electrical Equipment 3.2%
Bloom Energy Corp., Class A (a)	9,600	834,144
GE Vernova, Inc.	18,200	11,894,974
Nextpower, Inc., Class A (a)	111,200	9,686,632
Siemens Energy AG (a)	34,900	4,932,336
		27,348,086
Gas Utilities 1.0%
UGI Corp.	225,425	8,437,658
Independent Power and Renewable Electricity Producers 7.3%
AES Corp. (The)	232,027	3,327,267
Talen Energy Corp. (a)	31,100	11,657,524
TransAlta Corp. (b)	234,200	2,962,160
Vistra Corp.	274,886	44,347,358
		62,294,309
Machinery 0.5%
Caterpillar, Inc.	7,300	4,181,951
	Shares	Value

Multi-Utilities 17.3%
Ameren Corp.	323,966	$ 32,351,245
CenterPoint Energy, Inc.	795,646	30,505,068
NiSource, Inc.	583,972	24,386,671
Sempra	672,609	59,384,648
		146,627,632
Oil, Gas & Consumable Fuels 0.4%
Cameco Corp.	38,000	3,476,620
Semiconductors & Semiconductor Equipment 1.5%
First Solar, Inc. (a)	50,100	13,087,623
Total Common Stocks (Cost $733,463,108)		845,770,261
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 3.569% (c)	1,837,579	1,837,579
Total Short-Term Investment (Cost $1,837,579)		1,837,579
Total Investments (Cost $735,300,687)	99.9%	847,607,840
Other Assets, Less Liabilities	0.1	586,014
Net Assets	100.0%	$ 848,193,854

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $3,110,128. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,403,971. (See Note 2(I))
(c)	Current yield as of December 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 38,865	$ 299,254	$ (336,281)	$ —	$ —	$ 1,838	$ 708	$ —	1,838

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Electrical Equipment	$ 22,415,750	$ 4,932,336	$ —	$ 27,348,086
All Other Industries	818,422,175	—	—	818,422,175
Total Common Stocks	840,837,925	4,932,336	—	845,770,261
Short-Term Investment
Affiliated Investment Company	1,837,579	—	—	1,837,579
Total Investments in Securities	$ 842,675,504	$ 4,932,336	$ —	$ 847,607,840

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $733,463,108) including securities on loan of $3,110,128	$845,770,261
Investment in affiliated investment companies, at value (identified cost $1,837,579)	1,837,579
Cash denominated in foreign currencies (identified cost $33)	33
Receivables:
Dividends	1,245,776
Portfolio shares sold	240,940
Investment securities sold	147,945
Securities lending	606
Other assets	5,356
Total assets	849,248,496
Liabilities
Payables:
Manager (See Note 3)	467,686
Portfolio shares redeemed	375,757
Distribution/Service fees (See Note 3)	152,372
Professional fees	31,693
Custodian	22,517
Shareholder communication	84
Accrued expenses	4,533
Total liabilities	1,054,642
Net assets	$848,193,854
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$69,344
Additional paid-in-capital	619,078,102
619,147,446
Total distributable earnings (loss)	229,046,408
Net assets	$848,193,854
Initial Class
Net assets applicable to outstanding shares	$141,014,611
Shares of beneficial interest outstanding	11,473,193
Net asset value per share outstanding	$12.29
Service Class
Net assets applicable to outstanding shares	$707,179,243
Shares of beneficial interest outstanding	57,870,317
Net asset value per share outstanding	$12.22

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $12,344)	$21,605,640
Dividends-affiliated	708,142
Securities lending, net	10,009
Total income	22,323,791
Expenses
Manager (See Note 3)	5,645,703
Distribution/Service—Service Class (See Note 3)	1,812,213
Professional fees	127,094
Shareholder communication	124,595
Custodian	28,008
Trustees	19,550
Miscellaneous	34,200
Total expenses	7,791,363
Net investment income (loss)	14,532,428
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	105,069,371
Foreign currency transactions	3,719
Net realized gain (loss)	105,073,090
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(8,814,318)
Translation of other assets and liabilities in foreign currencies	14,989
Net change in unrealized appreciation (depreciation)	(8,799,329)
Net realized and unrealized gain (loss)	96,273,761
Net increase (decrease) in net assets resulting from operations	$110,806,189
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$14,532,428	$19,873,114
Net realized gain (loss)	105,073,090	109,949,267
Net change in unrealized appreciation (depreciation)	(8,799,329)	111,894,255
Net increase (decrease) in net assets resulting from operations	110,806,189	241,716,636
Distributions to shareholders:
Initial Class	(21,069,238)	(16,705,925)
Service Class	(107,768,387)	(69,045,820)
Total distributions to shareholders	(128,837,625)	(85,751,745)
Capital share transactions:
Net proceeds from sales of shares	62,680,451	60,199,008
Net asset value of shares issued to shareholders in reinvestment of distributions	128,837,625	85,751,745
Cost of shares redeemed	(238,670,694)	(333,834,929)
Increase (decrease) in net assets derived from capital share transactions	(47,152,618)	(187,884,176)
Net increase (decrease) in net assets	(65,184,054)	(31,919,285)
Net Assets
Beginning of year	913,377,908	945,297,193
End of year	$848,193,854	$913,377,908
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.56	$10.72	$13.20	$13.58	$12.35
Net investment income (loss) (a)	0.24	0.28	0.27	0.20	0.31
Net realized and unrealized gain (loss)	1.60	2.82	(0.69)	0.43	1.73
Total from investment operations	1.84	3.10	(0.42)	0.63	2.04
Less distributions:
From net investment income	(0.35)	(0.32)	(0.26)	(0.30)	(0.28)
From net realized gain on investments	(1.76)	(0.94)	(1.80)	(0.71)	(0.53)
Total distributions	(2.11)	(1.26)	(2.06)	(1.01)	(0.81)
Net asset value at end of year	$12.29	$12.56	$10.72	$13.20	$13.58
Total investment return (b)	13.79%	28.94%	(1.46)%	5.57%	17.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%	2.33%	2.23%	1.46%	2.41%
Net expenses (c)	0.68%	0.68%	0.67%	0.66%	0.66%
Portfolio turnover rate	99%	79%	71%	53%	34%
Net assets at end of year (in 000's)	$141,015	$182,897	$222,112	$202,092	$215,594

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.50	$10.67	$13.14	$13.51	$12.29
Net investment income (loss) (a)	0.21	0.25	0.24	0.17	0.27
Net realized and unrealized gain (loss)	1.58	2.81	(0.69)	0.43	1.72
Total from investment operations	1.79	3.06	(0.45)	0.60	1.99
Less distributions:
From net investment income	(0.31)	(0.29)	(0.22)	(0.26)	(0.24)
From net realized gain on investments	(1.76)	(0.94)	(1.80)	(0.71)	(0.53)
Total distributions	(2.07)	(1.23)	(2.02)	(0.97)	(0.77)
Net asset value at end of year	$12.22	$12.50	$10.67	$13.14	$13.51
Total investment return (b)	13.50%	28.62%	(1.71)%	5.31%	16.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.60%	2.06%	1.95%	1.22%	2.14%
Net expenses (c)	0.93%	0.93%	0.92%	0.91%	0.91%
Portfolio turnover rate	99%	79%	71%	53%	34%
Net assets at end of year (in 000's)	$707,179	$730,481	$723,185	$855,034	$978,694

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

9

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued

10	NYLI VP Fidelity Institutional AM® Utilities Portfolio

using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
11

Notes to Financial Statements (continued)
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. FIAM LLC (“FIAM” or the “Subadvisor”) a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and FIAM, New York Life Investments pays for the services of the Subadvisor.

12	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.64% up to $1 billion; 0.61% from $1 billion to $3 billion; and 0.60% in excess of $3 billion. During the year ended December 31, 2025, the effective management fee rate was 0.64% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $5,645,703 and paid the Subadvisor in the amount of $2,267,139.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$744,423,476	$106,983,113	$(3,798,749)	$103,184,364
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$49,398,728	$76,466,736	$—	$103,180,944	$229,046,408
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$48,643,608	$20,299,818
Long-Term Capital Gains	80,194,017	65,451,927
Total	$128,837,625	$85,751,745
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit
13

Notes to Financial Statements (continued)
Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $861,067 and $985,821, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended December 31, 2025, were as follows:
Purchases (000's)	Sales (000's)	Realized Gain / (Loss) (000's)
$15,659	$66,188	$12,732
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	495,563	$6,384,867
Shares issued to shareholders in reinvestment of distributions	1,623,758	21,069,238
Shares redeemed	(5,206,190)	(67,035,504)
Net increase (decrease)	(3,086,869)	$(39,581,399)
Year ended December 31, 2024:
Shares sold	934,100	$10,804,596
Shares issued to shareholders in reinvestment of distributions	1,329,793	16,705,925
Shares redeemed	(8,426,046)	(102,157,417)
Net increase (decrease)	(6,162,153)	$(74,646,896)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	4,336,614	$56,295,584
Shares issued to shareholders in reinvestment of distributions	8,348,767	107,768,387
Shares redeemed	(13,254,644)	(171,635,190)
Net increase (decrease)	(569,263)	$(7,571,219)
Year ended December 31, 2024:
Shares sold	4,120,442	$49,394,412
Shares issued to shareholders in reinvestment of distributions	5,520,133	69,045,820
Shares redeemed	(18,975,720)	(231,677,512)
Net increase (decrease)	(9,335,145)	$(113,237,280)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

14	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Fidelity Institutional AM Utilities Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Fidelity Institutional AM Utilities Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
16

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
24

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
25

NYLI VP Income Builder Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 36.0%
Asset-Backed Securities 4.2%
Automobile Asset-Backed Securities 1.4%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 359,720	$ 374,112
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	690,000	685,713
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	560,000	565,593
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	850,157
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	525,000	509,131
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	122,673
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	880,000	909,419
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	210,000	220,272
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34%, due 1/15/32	500,000	503,585
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	211,607	209,892
Series 2021-3, Class E
3.32%, due 12/15/28	580,000	529,453
Series 2022-1, Class D
3.64%, due 3/15/28	250,000	236,080
Series 2022-2, Class D
5.80%, due 4/17/28	715,000	639,787
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	635,000	625,782
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class D
7.918% (SOFR 30A + 4.00%), due 10/20/32 (a)(b)	361,308	365,641
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	400,000	399,401
		7,746,691
	Principal Amount	Value

Home Equity Asset-Backed Security 0.0% ‡
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	$ 331,148	$ 334,396
Other Asset-Backed Securities 2.8%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.25% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	400,000	400,945
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.42% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	250,510
AIMCO CLO
Series 2018-AA, Class B1R
5.532% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	400,000	401,068
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	441,297	428,090
Series 2019-1, Class B
3.85%, due 2/15/28	265,425	259,818
Apidos CLO
Series 2018-18A, Class BR2
5.557% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	500,000	502,409
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.434% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	250,000	250,405
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.634% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	250,000	250,046
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.82% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	250,000	249,004
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.954% (SOFR + 1.28%), due 4/11/48 (a)(b)	450,000	450,091
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	670,872	613,146
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	311,995	251,848

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
CF Hippolyta Issuer LLC (a) (continued)
Series 2020-1, Class A1
1.69%, due 7/15/60	$ 755,513	$ 635,678
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	475,000	477,297
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	453	453
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	522,163	519,639
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.44% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	400,000	400,904
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
6.065% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	275,000	275,043
Golub Capital Partners CLO 76B Ltd.
Series 2024-76A, Class A1
5.228% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	350,000	350,476
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.25% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	530,000	530,057
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.385% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	455,000	457,153
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	206,454	202,120
Series 2021-2, Class B
2.302%, due 12/17/26	249,469	244,408
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	638,005
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.505% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	250,000	250,535
	Principal Amount	Value

Other Asset-Backed Securities (continued)
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	$ 355,000	$ 296,351
Series 2021-1, Class B1
2.41%, due 10/20/61	255,000	156,453
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.254% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	350,000	350,601
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.965% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	250,000	248,268
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.344% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	250,000	250,721
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.508% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	400,000	401,199
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.282% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	350,000	350,659
RIN V LLC
Series 2023-2A, Class A1R
5.252% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	450,000	449,296
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.284% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	270,000	270,709
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.855% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	250,000	251,066
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	495,000	490,782
Series 2024-1A, Class A2I
6.028%, due 7/30/54	485,100	491,767
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.565% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	250,000	250,791

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 289,050	$ 296,377
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	445,000	435,936
Zayo Issuer LLC (a)
Series 2025-1A, Class B
6.088%, due 3/20/55	635,000	645,884
Series 2025-2A, Class B
6.586%, due 6/20/55	415,000	428,048
		15,354,056
Total Asset-Backed Securities (Cost $23,593,654)		23,435,143
Corporate Bonds 11.2%
Airlines 0.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	100,000	100,142
5.75%, due 4/20/29	360,000	366,602
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	425,000	426,445
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	900,000	905,466
		1,798,655
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	595,000	589,229
4.125%, due 8/17/27	485,000	480,970
6.80%, due 5/12/28	365,000	380,869
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	309,080
2.70%, due 6/10/31	485,000	439,172
4.30%, due 4/6/29	470,000	469,046
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,350,000	1,317,277
		3,985,643
Banks 3.0%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	585,000	604,336
	Principal Amount	Value

Banks (continued)
Banco Santander SA
5.294%, due 8/18/27	$ 600,000	$ 611,006
6.35%, due 3/14/34	600,000	646,450
Bank of America Corp. (d)
2.496%, due 2/13/31	650,000	605,433
2.572%, due 10/20/32	510,000	459,971
2.687%, due 4/22/32	465,000	426,709
Barclays plc (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	807,820
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	260,000	277,412
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	565,000	534,893
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	625,000	619,121
6.875% (5 Year Treasury Constant Maturity Rate + 2.853%), due 12/15/33 (b)(e)	245,000	246,052
BPCE SA
2.045%, due 10/19/27 (a)(d)	530,000	521,352
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	425,000	427,683
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	466,409
Deutsche Bank AG
3.035%, due 5/28/32 (d)	255,000	234,103
4.997% (SOFR + 1.219%), due 11/16/27 (b)	820,000	823,487
First Horizon Bank
5.75%, due 5/1/30	815,000	841,961
First Horizon Corp.
5.514%, due 3/7/31 (d)	335,000	346,054
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (d)	480,000	426,418
6.75%, due 10/1/37	159,000	177,504
KeyBank NA
4.90%, due 8/8/32	445,000	444,072
KeyCorp
6.401%, due 3/6/35 (d)	185,000	200,946
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	$ 365,000	$ 371,086
M&T Bank Corp.
5.385%, due 1/16/36 (d)	190,000	193,069
Morgan Stanley (d)
2.484%, due 9/16/36	885,000	778,192
2.511%, due 10/20/32	645,000	578,474
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	340,000	354,293
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	392,549
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	810,000	774,228
UBS Group AG (a)
3.091%, due 5/14/32 (d)	500,000	463,886
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	620,000	568,582
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	161,294
USB Realty Corp.
5.313% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(e)	350,000	278,561
Wells Fargo & Co.
3.35%, due 3/2/33 (d)	390,000	364,001
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	305,000	305,669
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	533,000	481,176
		16,814,252
Building Materials 0.0% ‡
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	70,000	71,451
6.125%, due 7/31/32	125,000	128,319
		199,770
	Principal Amount	Value

Chemicals 0.4%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	$ 745,000	$ 305,586
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)	450,000	475,387
Huntsman International LLC
4.50%, due 5/1/29	731,000	700,915
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	250,000	255,611
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	650,000	659,896
		2,397,395
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	380,000	375,843
Global Payments, Inc.
4.875%, due 11/15/30	560,000	560,625
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	290,000	305,204
		1,241,672
Computers 0.0% ‡
Dell International LLC
3.375%, due 12/15/41	230,000	174,901
Diversified Financial Services 0.9%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	665,000	655,961
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	445,000	423,114
6.992%, due 6/13/29 (d)	265,000	279,862
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	645,000	642,895
4.70%, due 1/30/31	285,000	283,166
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	505,000	504,113
Capital One Financial Corp. (d)
5.197%, due 9/11/36	245,000	243,764
6.051%, due 2/1/35	80,000	85,159
6.312%, due 6/8/29	515,000	540,467
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	130,000	137,202
OneMain Finance Corp.
6.75%, due 3/15/32	375,000	385,093
7.50%, due 5/15/31	415,000	436,642

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Synchrony Financial
5.45%, due 3/6/31 (d)	$ 475,000	$ 487,018
		5,104,456
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	476,653
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	658,352
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	461,784
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	852,983
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	225,000	236,194
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	425,000	395,389
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	180,000	180,731
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	628,787
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	231,220
NRG Energy, Inc.
5.75%, due 1/15/34 (a)	525,000	530,339
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	258,849
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	265,000	270,101
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	205,235
Southern California Edison Co.
4.00%, due 4/1/47	520,000	389,946
5.70%, due 3/1/53	165,000	153,130
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	273,609
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	300,000	316,026
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	316,000	311,841
	Principal Amount	Value

Electric (continued)
XPLR Infrastructure Operating Partners LP (a) (continued)
7.25%, due 1/15/29	$ 425,000	$ 435,460
8.375%, due 1/15/31 (f)	295,000	309,641
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	290,000	250,588
		7,826,858
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	215,000	209,689
Food 0.5%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	216,005
9.00%, due 5/12/35 (a)	205,000	231,385
JBS USA Holding LUX SARL
5.75%, due 4/1/33	589,000	615,336
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	630,000	688,053
Post Holdings, Inc. (a)
4.50%, due 9/15/31	115,000	109,025
4.625%, due 4/15/30	257,000	250,257
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	498,267
		2,608,328
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	625,000	589,744
Gas 0.2%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	457,713
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	410,523
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	265,429
		1,133,665
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	330,000	346,500
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Insurance 0.2%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	$ 380,000	$ 394,570
Five Corners Funding Trust III
5.791%, due 2/15/33 (a)	395,000	416,420
		810,990
Internet 0.2%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)(f)	510,000	476,956
Meta Platforms, Inc.
5.625%, due 11/15/55	215,000	206,351
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	470,000	525,676
		1,208,983
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	325,000	338,911
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (g)	209,101	211,653
		550,564
Lodging 0.2%
Las Vegas Sands Corp.
5.625%, due 6/15/28	550,000	563,912
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	505,000	487,607
		1,051,519
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	425,000	436,029
Media 0.1%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	555,000	550,973
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	365,000	379,599
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	510,000	527,467
Series Reg S
10.875%, due 9/17/29	275,000	290,179
		1,197,245
	Principal Amount	Value

Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.848% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	$ 565,000	$ 509,158
Oil & Gas 0.1%
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	65,000	64,107
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	645,000	638,144
		702,251
Packaging & Containers 0.0% ‡
Berry Global, Inc.
4.875%, due 7/15/26 (a)	40,000	40,007
Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV
4.75%, due 5/9/27	330,000	330,843
Pipelines 0.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	571,281
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	180,000	191,667
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	482,976
Energy Transfer LP
5.35%, due 5/15/45	115,000	104,003
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	795,927
MPLX LP
2.65%, due 8/15/30	730,000	676,111
ONEOK, Inc.
5.625%, due 1/15/28 (a)	260,000	265,257
6.25%, due 10/15/55	395,000	395,834
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	729,311
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	630,000	539,311
		4,751,678
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	210,000	214,940

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts 0.4%
GLP Capital LP
4.00%, due 1/15/30	$ 810,000	$ 787,451
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	415,000	412,422
Trust 2401 (a)
7.375%, due 2/13/34	475,000	527,107
7.70%, due 1/23/32	416,000	460,304
		2,187,284
Retail 0.3%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	570,000	603,562
AutoNation, Inc.
4.75%, due 6/1/30	308,000	310,915
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	615,000	628,774
Sally Holdings LLC
6.75%, due 3/1/32 (f)	145,000	151,426
		1,694,677
Semiconductors 0.1%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	475,000	488,697
Telecommunications 0.2%
AT&T, Inc.
3.50%, due 9/15/53	680,000	455,072
Total Play Telecomunicaciones SA de CV
Series Reg S
11.125%, due 12/31/32	200,000	191,860
Windstream Services LLC
7.50%, due 10/15/33 (a)	340,000	348,537
		995,469
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	210,000	222,252
Total Corporate Bonds (Cost $64,153,737)		62,375,087
Foreign Government Bonds 0.9%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (c)	800,000	595,200
	Principal Amount	Value

Bahamas 0.1%
Bahamas Government Bond
8.25%, due 6/24/36	$ 500,000	$ 557,535
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	320,000	294,953
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	725,000	610,813
7.75%, due 11/7/36	495,000	515,864
		1,126,677
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	620,000	595,944
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	552,888
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	708,443
Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 15,160,000	433,975
Total Foreign Government Bonds (Cost $4,534,985)		4,865,615
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
7.816% (1 Month SOFR + 4.00%), due 11/2/27 (b)	USD $ 305,684	298,933
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.066% (1 Month SOFR + 3.25%), due 12/6/27 (b)	395,833	396,452
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.352% (3 Month SOFR + 5.25%), due 8/2/29 (b)	$ 481,429	$ 482,707
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.115% (1 Month SOFR + 3.25%), due 1/31/29 (b)	710,000	710,888
		1,193,595
Services Business 0.0% ‡
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.922% (3 Month SOFR + 3.25%), due 9/13/32 (b)	200,000	201,416
Total Loan Assignments (Cost $2,069,478)		2,090,396
Mortgage-Backed Securities 12.3%
Agency (Collateralized Mortgage Obligations) 4.6%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	694,709	471,647
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	1,081,593	24,459
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	150,067	3,664
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	300,926	246,775
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	642,706	539,962
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	303,358	250,482
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	335,709	294,429
REMIC, Series 5514, Class SA
1.226% (SOFR 30A + 5.10%), due 3/25/55 (b)(h)	1,304,860	41,430
REMIC, Series 5531, Class SD
2.026% (SOFR 30A + 5.90%), due 4/25/55 (b)(h)	1,658,135	106,037
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 4993, Class KS
2.061% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	$ 1,332,711	$ 181,637
REMIC, Series 4831, Class SA
2.102% (SOFR 30A + 6.086%), due 10/15/48 (b)(h)	590,598	75,154
REMIC, Series 4994, Class TS
2.111% (SOFR 30A + 5.986%), due 7/25/50 (b)(h)	656,267	85,593
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	726,838	129,824
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	654,539	105,629
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	459,212	74,026
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	530,844	85,664
REMIC, Series 5160
3.00%, due 10/25/51 (h)	531,784	58,871
REMIC, Series 5547, Class ES
3.126% (SOFR 30A + 7.00%), due 6/25/55 (b)(h)	712,983	51,378
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	919,155	859,017
REMIC, Series 5040
3.50%, due 11/25/50 (h)	392,108	71,952
FHLMC MSCR Trust
REMIC, Series 2025-MN12, Class B1
8.374% (SOFR 30A + 4.50%), due 11/25/45 (a)(b)	675,000	675,110
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	436,039	340,019
Series 402
(zero coupon), due 9/25/53	373,404	318,762
Series 311, Class S1
1.852% (SOFR 30A + 5.836%), due 8/15/43 (b)(h)	1,267,102	133,403
Series 397, Class C61
5.50%, due 1/25/53 (h)	688,860	144,929
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	319,161	257,272
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	467,612	387,898

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2025-44, Class SD
1.226% (SOFR 30A + 5.10%), due 6/25/55 (b)(h)	$ 2,140,946	$ 88,206
REMIC, Series 2024-82, Class DS
1.276% (SOFR 30A + 5.15%), due 11/25/54 (b)(h)	1,639,044	54,429
REMIC, Series 2022-10, Class SA
1.876% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	734,629	85,481
REMIC, Series 2025-103, Class SA
1.956% (SOFR 30A + 5.83%), due 6/25/55 (b)(h)	1,176,658	85,554
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	850,000	643,028
REMIC, Series 2016-57, Class SN
2.061% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	624,745	69,218
REMIC, Series 2020-70, Class SD
2.261% (SOFR 30A + 6.136%), due 10/25/50 (b)(h)	882,326	111,379
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	1,277,344	216,403
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	483,770	76,771
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	1,369,396	182,347
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	208,507	24,702
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	1,968,062	323,815
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	1,347,772	240,564
REMIC, Series 2025-18, Class SM
3.226% (SOFR 30A + 7.10%), due 9/25/54 (b)(h)	598,232	44,225
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	857,684	184,044
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	2,023,507	192,858
Series 429, Class C5
3.00%, due 10/25/52	1,818,119	330,753
Series 440, Class C46
4.00%, due 10/25/53	1,680,377	347,350
Series 438, Class C34
6.00%, due 8/25/53	908,035	203,349
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	$ 1,219,630	$ 6,954
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	2,050,380	8,945
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	572,178	379,124
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(h)	1,954,092	9,602
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	2,193,058	11,500
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(h)	6,159,236	69,312
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	1,335,185	39,033
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	2,690,260	32,752
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	1,595,404	1,955
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(h)	1,080,984	21,664
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(h)	2,071,910	23,339
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(h)	5,226,399	60,738
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(h)	1,038,252	11,695
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	634,780	500,098
REMIC, Series 2023-53
(zero coupon), due 4/20/53	192,602	158,731
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	177,356	150,522
REMIC, Series 2024-51, Class SX
1.282% (SOFR 30A + 5.20%), due 3/20/54 (b)(h)	4,500,424	186,388
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-80, Class SA
1.332% (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	$ 1,944,154	$ 90,539
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	290,510	36,033
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	1,273,669	146,226
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	1,774,963	201,326
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	913,121	110,147
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	886,083	570,441
REMIC, Series 2025-131, Class S
2.132% (SOFR 30A + 6.05%), due 8/20/55 (b)(h)	903,678	75,006
REMIC, Series 2019-115, Class SA
2.202% (1 Month SOFR + 5.936%), due 9/20/49 (b)(h)	914,620	114,433
REMIC, Series 2020-34, Class SC
2.202% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	822,795	104,616
REMIC, Series 2023-47, Class KS
2.252% (1 Month SOFR + 5.986%), due 4/20/48 (b)(h)	2,409,266	288,176
REMIC, Series 2020-146, Class SA
2.452% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	805,811	110,565
REMIC, Series 2020-175, Class CS
2.452% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	837,106	114,085
REMIC, Series 2021-179, Class SA
2.452% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,192,162	169,619
REMIC, Series 2020-167, Class SN
2.452% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	409,091	57,032
REMIC, Series 2020-189, Class SU
2.452% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	558,620	80,738
REMIC, Series 2021-46, Class QS
2.452% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	483,159	63,765
REMIC, Series 2021-57, Class SA
2.452% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,835,671	247,252
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-57, Class SD
2.452% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	$ 3,103,528	$ 419,654
REMIC, Series 2021-46, Class TS
2.452% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	589,470	78,121
REMIC, Series 2021-96, Class SN
2.452% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	1,035,815	134,359
REMIC, Series 2021-122, Class HS
2.452% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	1,049,407	144,509
REMIC, Series 2021-135, Class GS
2.452% (1 Month SOFR + 6.186%), due 8/20/51 (b)(h)	1,641,709	221,869
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	1,778,496	261,602
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	474,332	72,658
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	835,929	693,168
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	1,491,657	247,153
REMIC, Series 2021-96, Class JS
2.502% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	842,929	119,793
REMIC, Series 2023-86, Class SE
2.732% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	715,487	108,963
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,125,979	195,403
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	1,179,893	197,943
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	147,956	22,254
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	674,588	114,652
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	549,027	99,639
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	1,040,863	175,139
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	705,968	118,199
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	1,757,297	316,406

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	$ 1,231,792	$ 209,498
REMIC, Series 2023-60, Class ES
3.365% (SOFR 30A + 11.20%), due 4/20/53 (b)	402,779	376,472
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	576,023	520,221
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	233,773	212,438
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	239,501	218,612
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	640,750	581,424
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	1,475,947	273,260
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	350,840	320,046
REMIC, Series 2023-66, Class MP
4.465% (SOFR 30A + 12.30%), due 5/20/53 (b)	532,995	510,832
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	804,226	188,478
REMIC, Series 2023-38, Class WT
6.466%, due 12/20/51 (i)	258,946	274,201
REMIC, Series 2023-59, Class YC
7.084%, due 9/20/51 (i)	569,587	630,348
REMIC, Series 2023-55, Class LB
7.71%, due 11/20/51 (i)	417,230	477,198
REMIC, Series 2023-55, Class CG
7.841%, due 7/20/51 (i)	422,532	483,288
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.974% (SOFR 30A + 3.10%), due 5/25/55	480,000	480,639
Series 2019-01, Class B10
9.489% (SOFR 30A + 5.614%), due 10/25/49	545,000	551,730
Series 2020-01, Class CE
11.489% (SOFR 30A + 7.614%), due 3/25/50	720,000	744,961
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	$ 1,100,432	$ 957,210
		25,524,190
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.7%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A
2.848%, due 8/14/34 (a)	585,000	484,087
BANK
Series 2019-BN19, Class C
4.032%, due 8/15/61 (j)	570,000	419,525
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	520,000	460,844
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	600,000	519,790
Benchmark Mortgage Trust (j)
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)	425,000	318,397
Series 2019-B14, Class C
3.773%, due 12/15/62	695,000	494,186
Series 2018-B1, Class C
4.202%, due 1/15/51	555,000	462,622
BF Mortgage Trust
Series 2019-NYT, Class F
7.048% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	685,000	601,978
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C
5.451%, due 10/10/42 (a)(j)	550,000	556,087
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(j)	615,000	575,073
Series 2024-C9, Class A5
5.759%, due 7/15/57	580,000	615,112
BSST Mortgage Trust
Series 2022-1700, Class A
5.051% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	655,000	568,789
BWAY Mortgage Trust (a)
Series 2013-1515, Class C
3.446%, due 3/10/33	490,000	450,081
Series 2013-1515, Class G
3.927%, due 3/10/33 (j)	515,000	424,316
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
9.705% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	$ 400,000	$ 400,000
BX Trust
Series 2025-VLT7, Class E
7.50% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	270,000	269,327
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(j)	470,000	444,150
CFK Trust
Series 2020-MF2, Class E
3.458%, due 3/15/39 (a)(j)	670,000	499,411
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.145%, due 3/10/51 (a)(j)	905,000	689,698
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	360,000	263,351
Series 2018-HCLV, Class A
5.046% (1 Month SOFR + 1.296%), due 9/15/33 (b)	500,000	461,599
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.637%, due 12/27/52 (a)(i)	670,000	565,489
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
6.174% (SOFR 30A + 2.30%), due 11/25/51	177,040	177,240
Series 2025-MN10, Class M2
6.724% (SOFR 30A + 2.85%), due 2/25/45	660,000	653,456
GNMA (h)
REMIC, Series 2025-112
0.565%, due 3/16/66 (j)	3,018,538	153,472
REMIC, Series 2023-194, Class CI
0.818%, due 10/16/65 (j)	2,141,913	133,019
REMIC, Series 2023-159, Class CI
0.954%, due 7/16/65 (i)	2,922,825	206,293
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (j)	1,379,036	98,723
REMIC, Series 2021-47
0.992%, due 3/16/61 (j)	3,225,106	214,772
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (j)	1,248,239	85,968
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (h) (continued)
REMIC, Series 2023-172
1.331%, due 2/16/66 (j)	$ 1,995,258	$ 183,020
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	665,000	467,352
Series 2015-GC30, Class D
3.384%, due 5/10/50	1,195,000	657,346
Series 2015-GC30, Class B
3.961%, due 5/10/50 (j)	198,167	189,246
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	469,232	452,809
Series 2021-1440, Class A
5.165% (1 Month SOFR + 1.414%), due 3/15/36 (b)	510,000	462,044
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	406,082
Morgan Stanley Bank of America Merrill Lynch Trust (a)(j)
Series 2015-C22, Class D
3.972%, due 4/15/48	780,000	440,786
Series 2015-C23, Class D
4.204%, due 7/15/50	116,367	113,052
Morgan Stanley Capital I Trust (a)
Series 2018-H3, Class D
3.00%, due 7/15/51	560,000	473,045
Series 2021-230P, Class A
5.034% (1 Month SOFR + 1.284%), due 12/15/38 (b)	300,000	288,759
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(j)	735,000	634,662
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	600,000	638,447
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	385,000	317,389
Series 2019-C16, Class AS
3.887%, due 4/15/52	260,000	247,941
Series 2018-C9, Class C
4.943%, due 3/15/51 (j)	730,000	500,558

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
5.937%, due 3/15/40 (a)(j)	$ 315,000	$ 314,415
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	135,000	112,542
Series 2017-C39, Class D
4.357%, due 9/15/50 (a)(j)	285,000	248,196
Series 2016-NXS5, Class D
4.908%, due 1/15/59 (j)	310,000	235,920
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(j)	535,000	488,732
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(j)	600,000	510,000
		20,649,198
Whole Loan (Collateralized Mortgage Obligations) 4.0%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	257,924	255,091
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	16,203,042	202,276
Citigroup Mortgage Loan Trust (a)
Series 2014-C, Class B3
4.25%, due 2/25/54 (i)	853,000	733,755
Series 2025-LTV1, Class A1
5.237%, due 12/25/55	605,000	605,839
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
5.574% (SOFR 30A + 1.70%), due 1/25/45	235,000	233,691
Series 2025-R02, Class 1B1
5.824% (SOFR 30A + 1.95%), due 2/25/45	190,000	190,779
Series 2023-R07, Class 2M2
7.124% (SOFR 30A + 3.25%), due 9/25/43	885,000	914,508
Series 2023-R03, Class 2M2
7.774% (SOFR 30A + 3.90%), due 4/25/43	710,000	746,568
Series 2021-R03, Class 1B2
9.374% (SOFR 30A + 5.50%), due 12/25/41	255,000	263,633
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2022-R01, Class 1B2
9.874% (SOFR 30A + 6.00%), due 12/25/41	$ 690,000	$ 715,012
Series 2020-SBT1, Class 1B1
10.739% (SOFR 30A + 6.864%), due 2/25/40	810,000	852,648
Series 2022-R02, Class 2B2
11.524% (SOFR 30A + 7.65%), due 1/25/42	570,000	601,708
Series 2019-HRP1, Class B1
13.239% (SOFR 30A + 9.364%), due 11/25/39	944,148	998,893
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
9.089% (SOFR 30A + 5.214%), due 1/25/50	695,000	771,701
Series 2022-HQA3, Class M2
9.224% (SOFR 30A + 5.35%), due 8/25/42	880,000	937,899
Series 2021-HQA3, Class B2
10.124% (SOFR 30A + 6.25%), due 9/25/41	880,000	906,402
Series 2021-HQA4, Class B2
10.874% (SOFR 30A + 7.00%), due 12/25/41	690,000	722,935
Series 2022-HQA1, Class B1
10.874% (SOFR 30A + 7.00%), due 3/25/42	670,000	714,354
Series 2022-DNA1, Class B2
10.974% (SOFR 30A + 7.10%), due 1/25/42	680,000	715,844
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.156%, due 8/25/48 (a)(i)	826,964	645,343
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.789% (SOFR 30A + 4.914%), due 9/25/47	700,000	761,601
REMIC, Series 2019-FTR1, Class B2
12.339% (SOFR 30A + 8.464%), due 1/25/48	570,000	675,228
REMIC, Series 2019-HQA2, Class B2
15.239% (SOFR 30A + 11.364%), due 4/25/49	690,000	818,859
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	$ 354,092	$ 294,057
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(i)	909,400	759,988
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.879%, due 8/25/51 (a)(j)	1,251,182	1,050,086
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.884% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	675,000	679,163
Mill City Mortgage Loan Trust (a)(i)
Series 2018-4, Class B4
0.122%, due 4/25/66	559,347	348,955
Series 2018-3, Class B4
3.245%, due 8/25/58	349,255	221,811
Series 2018-3, Class B2
3.25%, due 8/25/58	967,936	746,902
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (c)	412,655	412,035
Series 2025-J3, Class AF
5.374% (SOFR 30A + 1.50%), due 10/25/55 (b)	643,177	643,064
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(i)	1,103,169	922,584
STACR Trust
Series 2018-HRP1, Class B2
15.739% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	972,015	1,150,894
Towd Point Mortgage Trust
Series 2017-4, Class B5
2.467%, due 6/25/57 (a)(i)	452,415	320,245
		22,534,351
Total Mortgage-Backed Securities (Cost $67,746,012)		68,707,739
U.S. Government & Federal Agencies 7.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	494,733	466,647
3.50%, due 1/1/48	422,559	397,652
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year
3.00%, due 6/1/52	$ 1,198,226	$ 1,061,776
3.50%, due 7/1/50	419,573	391,707
4.00%, due 3/1/53	1,049,913	1,001,911
4.50%, due 10/1/52	165,977	162,676
4.50%, due 12/1/53	747,405	732,162
5.00%, due 10/1/53	411,229	411,311
5.00%, due 3/1/54	346,069	345,513
5.50%, due 7/1/53	241,050	245,131
5.50%, due 3/1/54	547,456	558,892
6.00%, due 8/1/55	887,996	912,237
		6,687,615
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.3%
FNMA, Other
6.00%, due 4/1/37	2,777	2,910
UMBS, 30 Year
2.00%, due 10/1/50	2,113,649	1,720,139
2.00%, due 3/1/52	1,027,988	833,414
2.00%, due 3/1/52	608,192	492,008
2.50%, due 11/1/51	2,363,434	2,015,466
2.50%, due 1/1/52	372,359	315,995
2.50%, due 5/1/52	989,191	841,000
4.00%, due 8/1/48	183,587	177,302
4.00%, due 2/1/49	76,034	72,773
4.00%, due 6/1/52	277,470	264,805
4.00%, due 6/1/52	479,931	458,098
4.00%, due 5/1/53	440,462	419,727
4.50%, due 1/1/54	642,560	628,449
5.00%, due 11/1/52	1,860,158	1,862,828
5.50%, due 2/1/53	147,631	149,824
5.50%, due 8/1/53	443,836	454,215
5.50%, due 4/1/54	561,956	573,639
5.50%, due 5/1/54	462,080	468,903
6.00%, due 9/1/53	653,988	672,817
6.00%, due 9/1/54	287,781	295,763
		12,720,075
Government National Mortgage Association (Mortgage Pass-Through Security) 0.4%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,199,913	1,979,259

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Income Builder Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Bonds 1.3%
U.S. Treasury Bonds
4.625%, due 11/15/45	$ 5,995,000	$ 5,858,239
4.625%, due 11/15/55	1,675,000	1,613,758
		7,471,997
United States Treasury Notes 1.8%
U.S. Treasury Notes
3.50%, due 10/31/27	1,085,000	1,085,254
3.50%, due 10/15/28	1,005,000	1,003,979
3.625%, due 10/31/30	3,695,000	3,679,412
3.75%, due 10/31/32	2,010,000	1,987,702
4.00%, due 11/15/35	2,250,000	2,217,656
		9,974,003
Total U.S. Government & Federal Agencies (Cost $38,729,522)		38,832,949
Total Long-Term Bonds (Cost $200,827,388)		200,306,929

	Shares

Common Stocks 60.7%
Aerospace & Defense 1.8%
BAE Systems plc (United Kingdom)	94,316	2,179,064
General Dynamics Corp.	5,750	1,935,795
Lockheed Martin Corp.	5,850	2,829,469
RTX Corp.	16,644	3,052,510
		9,996,838
Air Freight & Logistics 0.8%
Deutsche Post AG (Germany)	49,637	2,718,729
United Parcel Service, Inc., Class B	20,033	1,987,073
		4,705,802
Automobile Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)	51,777	1,722,616
NHK Spring Co. Ltd. (Japan)	27,800	447,613
		2,170,229
Automobiles 0.4%
Toyota Motor Corp. (Japan)	102,200	2,186,244
Banks 4.7%
Bank of America Corp.	75,646	4,160,530
BAWAG Group AG (Austria) (a)	18,748	2,818,124
	Shares	Value

Banks (continued)
Columbia Banking System, Inc.	89,889	$ 2,512,398
JPMorgan Chase & Co.	13,871	4,469,514
Lloyds Banking Group plc (United Kingdom)	1,478,555	1,957,941
Regions Financial Corp.	84,985	2,303,093
Royal Bank of Canada (Canada)	14,520	2,475,345
Truist Financial Corp.	46,323	2,279,555
U.S. Bancorp	59,726	3,186,979
		26,163,479
Beverages 1.6%
Coca-Cola Co. (The)	39,533	2,763,752
Coca-Cola Europacific Partners plc (United Kingdom)	42,587	3,862,641
PepsiCo, Inc.	13,958	2,003,252
		8,629,645
Biotechnology 1.1%
AbbVie, Inc.	27,607	6,307,923
Capital Markets 1.2%
BlackRock, Inc.	1,682	1,800,312
Lazard, Inc.	66,095	3,209,573
Schroders plc (United Kingdom)	336,061	1,843,683
		6,853,568
Chemicals 1.3%
Croda International plc (United Kingdom)	46,576	1,691,978
Linde plc	6,404	2,730,602
Nutrien Ltd. (Canada) (f)	44,954	2,774,561
		7,197,141
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	38
Communications Equipment 1.4%
Cisco Systems, Inc.	101,719	7,835,415
Construction & Engineering 0.3%
Vinci SA (France)	13,569	1,914,352
Consumer Staples Distribution & Retail 0.4%
Walmart, Inc.	17,956	2,000,478
Diversified Telecommunication Services 2.7%
AT&T, Inc.	149,393	3,710,922
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Deutsche Telekom AG (Registered) (Germany)	109,763	$ 3,560,420
Infrastrutture Wireless Italiane SpA (Italy) (a)(f)	209,437	1,940,816
Orange SA (France)	178,420	2,977,444
Verizon Communications, Inc.	65,961	2,686,592
		14,876,194
Electric Utilities 3.0%
American Electric Power Co., Inc.	33,913	3,910,508
Duke Energy Corp.	16,233	1,902,670
Entergy Corp.	37,841	3,497,644
NextEra Energy, Inc.	41,970	3,369,352
Pinnacle West Capital Corp.	21,366	1,895,164
Terna - Rete Elettrica Nazionale (Italy)	181,901	1,934,206
		16,509,544
Electrical Equipment 0.3%
Eaton Corp. plc	5,461	1,739,383
Food Products 1.2%
McCormick & Co., Inc. (Non-Voting)	37,321	2,541,934
Mondelez International, Inc., Class A	43,834	2,359,584
Nestle SA (Registered)	18,589	1,847,624
		6,749,142
Gas Utilities 0.5%
Snam SpA (Italy)	390,908	2,597,029
Health Care Equipment & Supplies 0.6%
Medtronic plc	32,929	3,163,160
Health Care Providers & Services 0.9%
CVS Health Corp.	63,462	5,036,344
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	10,077	3,079,833
Restaurant Brands International, Inc. (Canada)	48,422	3,303,833
Vail Resorts, Inc.	12,926	1,716,573
		8,100,239
Household Products 0.3%
Reckitt Benckiser Group plc (United Kingdom)	23,328	1,887,328
	Shares	Value

Industrial Conglomerates 0.8%
Honeywell International, Inc.	9,623	$ 1,877,351
Siemens AG (Registered) (Germany)	8,763	2,460,966
		4,338,317
Industrial REITs 0.3%
Segro plc (United Kingdom)	194,496	1,888,679
Insurance 3.3%
AIA Group Ltd. (Hong Kong)	242,200	2,486,512
Allianz SE (Registered) (Germany)	6,888	3,159,307
AXA SA (France)	54,116	2,604,938
Manulife Financial Corp. (Canada)	131,199	4,764,095
MetLife, Inc.	47,958	3,785,805
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	2,634	1,739,436
		18,540,093
Interactive Media & Services 1.1%
Alphabet, Inc., Class C	9,510	2,984,238
Meta Platforms, Inc., Class A	4,437	2,928,819
		5,913,057
IT Services 1.2%
International Business Machines Corp.	23,466	6,950,864
Leisure Products 0.7%
Hasbro, Inc.	45,868	3,761,176
Machinery 1.1%
Cummins, Inc.	5,887	3,005,019
Toro Co. (The)	36,569	2,878,712
		5,883,731
Media 0.4%
Omnicom Group, Inc.	28,532	2,303,959
Multi-Utilities 0.5%
NiSource, Inc.	61,698	2,576,508
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	20,045	3,055,058
Equinor ASA (Norway)	81,477	1,926,243
MPLX LP	63,056	3,365,299
ONEOK, Inc.	26,379	1,938,857
TotalEnergies SE (France)	28,890	1,887,365
		12,172,822

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Income Builder Portfolio

	Shares	Value
Common Stocks (continued)
Personal Care Products 0.3%
Unilever plc (United Kingdom)	29,230	$ 1,914,671
Pharmaceuticals 5.6%
Astellas Pharma, Inc. (Japan)	182,400	2,437,048
AstraZeneca plc, Sponsored ADR (United Kingdom)	36,925	3,394,515
Bristol-Myers Squibb Co.	44,590	2,405,185
Eli Lilly & Co.	2,421	2,601,800
GSK plc	115,907	2,850,541
Johnson & Johnson	13,982	2,893,575
Merck & Co., Inc.	24,555	2,584,659
Novartis AG (Registered)	29,755	4,110,302
Pfizer, Inc.	74,209	1,847,804
Roche Holding AG	5,694	2,353,149
Sanofi SA (France)	37,427	3,638,374
		31,116,952
Professional Services 0.7%
Intertek Group plc (United Kingdom)	31,072	1,937,531
Paychex, Inc.	16,426	1,842,668
		3,780,199
Retail REITs 0.3%
Realty Income Corp.	32,955	1,857,673
Semiconductors & Semiconductor Equipment 5.3%
Analog Devices, Inc.	20,356	5,520,547
Broadcom, Inc.	20,670	7,153,887
Microchip Technology, Inc.	74,958	4,776,323
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	23,115	7,024,418
Texas Instruments, Inc.	27,596	4,787,630
		29,262,805
Software 1.4%
Microsoft Corp.	15,933	7,705,517
Specialized REITs 0.8%
Iron Mountain, Inc.	33,692	2,794,751
VICI Properties, Inc.	68,606	1,929,201
		4,723,952
Specialty Retail 0.8%
Best Buy Co., Inc.	25,621	1,714,813
Home Depot, Inc. (The)	7,259	2,497,822
		4,212,635
	Shares	Value

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	15,561	$ 4,230,414
Dell Technologies, Inc., Class C	49,864	6,276,880
Hewlett Packard Enterprise Co.	291,108	6,992,414
NetApp, Inc.	28,651	3,068,236
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,883	5,956,278
		26,524,222
Tobacco 1.2%
Imperial Brands plc (United Kingdom)	63,477	2,668,736
Philip Morris International, Inc.	24,303	3,898,201
		6,566,937
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., Class A	38,862	3,268,294
Watsco, Inc.	5,488	1,849,182
		5,117,476
Water Utilities 0.3%
Essential Utilities, Inc.	47,547	1,823,903
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B (Canada)	51,848	1,957,120
Total Common Stocks (Cost $259,796,031)		337,512,783
Short-Term Investments 2.5%
Affiliated Investment Company 1.8%
NYLI U.S. Government Liquidity Fund, 3.569% (k)	10,013,149	10,013,149
Unaffiliated Investment Company 0.7%
Invesco Government & Agency Portfolio, 3.751% (k)(l)	3,675,895	3,675,895
Total Short-Term Investments (Cost $13,689,044)		13,689,044
Total Investments (Cost $474,312,463)	99.2%	551,508,756
Other Assets, Less Liabilities	0.8	4,387,437
Net Assets	100.0%	$ 555,896,193

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments December 31, 2025†^ (continued)
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of December 31, 2025.
(c)	Step coupon—Rate shown was the rate in effect as of December 31, 2025.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $5,386,589; the total market value of collateral held by the Portfolio was $5,615,497. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,939,602. The Portfolio received cash collateral with a value of $3,675,895. (See Note 2(M))
(g)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2025.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2025.
(k)	Current yield as of December 31, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 6,744	$ 124,586	$ (121,317)	$ —	$ —	$ 10,013	$ 313	$ —	10,013

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Income Builder Portfolio

Foreign Currency Forward Contracts
As of December 31, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,875,000	USD	6,471,628	JPMorgan Chase Bank N.A.	2/3/26	$ 119,566
EUR	1,728,853	USD	2,021,990	JPMorgan Chase Bank N.A.	2/3/26	12,643
USD	4,016,938	JPY	609,326,000	JPMorgan Chase Bank N.A.	2/3/26	116,563
Total Unrealized Appreciation						248,772
USD	5,958,713	GBP	4,470,000	JPMorgan Chase Bank N.A.	2/3/26	(66,391)
Net Unrealized Appreciation						$ 182,381

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of December 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	80	March 2026	$ 5,440,592	$ 5,491,475	$ 50,883
MSCI EAFE Index	39	March 2026	5,655,476	5,659,095	3,619
S&P 500 E-Mini Index	112	March 2026	38,583,681	38,598,000	14,319
S&P Midcap 400 E-Mini Index	11	March 2026	3,714,668	3,657,720	(56,948)
U.S. Treasury 10 Year Notes	72	March 2026	8,159,667	8,095,500	(64,167)
U.S. Treasury 10 Year Ultra Bonds	36	March 2026	4,169,231	4,140,562	(28,669)
U.S. Treasury Long Bonds	71	March 2026	8,310,201	8,207,156	(103,045)
U.S. Treasury Ultra Bonds	86	March 2026	10,378,822	10,148,000	(230,822)
Yen Denominated Nikkei 225 Index	92	March 2026	14,900,367	14,827,247	(73,120)
Total Long Contracts					(487,950)
Short Contracts
FTSE 100 Index	(71)	March 2026	(9,364,020)	(9,513,979)	(149,959)
U.S. Treasury 2 Year Notes	(18)	March 2026	(3,760,194)	(3,758,203)	1,991
U.S. Treasury 5 Year Notes	(11)	March 2026	(1,202,844)	(1,202,352)	492
Total Short Contracts					(147,476)
Net Unrealized Depreciation					$ (635,426)

1.	As of December 31, 2025, cash in the amount of $5,960,979 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments December 31, 2025†^ (continued)
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
MSCR—Multifamily Structured Credit Risk
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Income Builder Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 23,435,143	$ —	$ 23,435,143
Corporate Bonds	—	62,375,087	—	62,375,087
Foreign Government Bonds	—	4,865,615	—	4,865,615
Loan Assignments	—	2,090,396	—	2,090,396
Mortgage-Backed Securities	—	68,707,739	—	68,707,739
U.S. Government & Federal Agencies	—	38,832,949	—	38,832,949
Total Long-Term Bonds	—	200,306,929	—	200,306,929
Common Stocks
Air Freight & Logistics	1,987,073	2,718,729	—	4,705,802
Automobile Components	1,722,616	447,613	—	2,170,229
Automobiles	—	2,186,244	—	2,186,244
Banks	23,345,355	2,818,124	—	26,163,479
Diversified Telecommunication Services	9,374,958	5,501,236	—	14,876,194
Electric Utilities	14,575,338	1,934,206	—	16,509,544
Food Products	4,901,518	1,847,624	—	6,749,142
Gas Utilities	—	2,597,029	—	2,597,029
Industrial Conglomerates	1,877,351	2,460,966	—	4,338,317
Insurance	13,641,350	4,898,743	—	18,540,093
Oil, Gas & Consumable Fuels	10,246,579	1,926,243	—	12,172,822
Pharmaceuticals	22,216,453	8,900,499	—	31,116,952
All Other Industries	195,386,936	—	—	195,386,936
Total Common Stocks	299,275,527	38,237,256	—	337,512,783
Short-Term Investments
Affiliated Investment Company	10,013,149	—	—	10,013,149
Unaffiliated Investment Company	3,675,895	—	—	3,675,895
Total Short-Term Investments	13,689,044	—	—	13,689,044
Total Investments in Securities	312,964,571	238,544,185	—	551,508,756
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	248,772	—	248,772
Futures Contracts	71,304	—	—	71,304
Total Other Financial Instruments	71,304	248,772	—	320,076
Total Investments in Securities and Other Financial Instruments	$ 313,035,875	$ 238,792,957	$ —	$ 551,828,832
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (66,391)	$ —	$ (66,391)
Futures Contracts	(706,730)	—	—	(706,730)
Total Other Financial Instruments	$ (706,730)	$ (66,391)	$ —	$ (773,121)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $464,299,314) including securities on loan of $5,386,589	$541,495,607
Investment in affiliated investment companies, at value (identified cost $10,013,149)	10,013,149
Cash denominated in foreign currencies (identified cost $36,090)	36,091
Cash collateral on deposit at broker for futures contracts	5,960,979
Receivables:
Dividends and interest	2,706,644
Investment securities sold	808,797
Portfolio shares sold	504,405
Securities lending	7,130
Unrealized appreciation on foreign currency forward contracts	248,772
Other assets	29,054
Total assets	561,810,628
Liabilities
Cash collateral received for securities on loan	3,675,895
Due to custodian	3,396
Payables:
Investment securities purchased	940,438
Variation margin on futures contracts	487,646
Portfolio shares redeemed	332,374
Manager (See Note 3)	269,215
Distribution/Service fees (See Note 3)	86,132
Professional fees	42,937
Custodian	9,667
Shareholder communication	177
Accrued expenses	167
Unrealized depreciation on foreign currency forward contracts	66,391
Total liabilities	5,914,435
Net assets	$555,896,193
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$31,212
Additional paid-in-capital	460,810,333
460,841,545
Total distributable earnings (loss)	95,054,648
Net assets	$555,896,193
Initial Class
Net assets applicable to outstanding shares	$149,886,394
Shares of beneficial interest outstanding	8,344,450
Net asset value per share outstanding	$17.96
Service Class
Net assets applicable to outstanding shares	$406,009,799
Shares of beneficial interest outstanding	22,867,695
Net asset value per share outstanding	$17.75

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Income Builder Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$11,411,274
Dividends-unaffiliated (net of foreign tax withholding of $436,472)	9,160,955
Dividends-affiliated	313,021
Securities lending, net	50,257
Total income	20,935,507
Expenses
Manager (See Note 3)	3,037,196
Distribution/Service—Service Class (See Note 3)	963,473
Professional fees	135,033
Shareholder communication	76,866
Custodian	69,176
Trustees	12,926
Miscellaneous	29,309
Total expenses	4,323,979
Net investment income (loss)	16,611,528
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	30,655,997
Futures transactions	337,661
Foreign currency transactions	(342,149)
Foreign currency forward transactions	889,271
Net realized gain (loss)	31,540,780
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	31,703,155
Futures contracts	2,883,574
Foreign currency forward contracts	275,880
Translation of other assets and liabilities in foreign currencies	(621,592)
Net change in unrealized appreciation (depreciation)	34,241,017
Net realized and unrealized gain (loss)	65,781,797
Net increase (decrease) in net assets resulting from operations	$82,393,325
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$16,611,528	$16,813,569
Net realized gain (loss)	31,540,780	27,897,447
Net change in unrealized appreciation (depreciation)	34,241,017	12,367,827
Net increase (decrease) in net assets resulting from operations	82,393,325	57,078,843
Distributions to shareholders:
Initial Class	(4,005,850)	(3,632,996)
Service Class	(9,687,783)	(8,644,984)
	(13,693,633)	(12,277,980)
Distributions to shareholders from return of capital:
Initial Class	—	(906,656)
Service Class	—	(2,157,456)
	—	(3,064,112)
Total distributions to shareholders	(13,693,633)	(15,342,092)
Capital share transactions:
Net proceeds from sales of shares	56,994,951	44,031,752
Net asset value of shares issued to shareholders in reinvestment of distributions	13,693,633	15,342,092
Cost of shares redeemed	(96,500,244)	(107,804,916)
Increase (decrease) in net assets derived from capital share transactions	(25,811,660)	(48,431,072)
Net increase (decrease) in net assets	42,888,032	(6,694,321)
Net Assets
Beginning of year	513,008,161	519,702,482
End of year	$555,896,193	$513,008,161
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Income Builder Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.77	$14.57	$13.69	$18.23	$17.37
Net investment income (loss) (a)	0.56	0.52	0.46	0.42	0.42
Net realized and unrealized gain (loss)	2.09	1.17	0.88	(3.02)	1.37
Total from investment operations	2.65	1.69	1.34	(2.60)	1.79
Less distributions:
From net investment income	(0.46)	(0.39)	(0.38)	(0.26)	(0.39)
From net realized gain on investments	—	—	—	(1.51)	(0.54)
Return of capital	—	(0.10)	(0.08)	(0.17)	—
Total distributions	(0.46)	(0.49)	(0.46)	(1.94)	(0.93)
Net asset value at end of year	$17.96	$15.77	$14.57	$13.69	$18.23
Total investment return (b)	16.99%	11.65%	10.05%	(13.52)%	10.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.30%	3.38%	3.32%	2.70%	2.31%
Net expenses (c)	0.63%	0.62%	0.62%	0.62%	0.61%
Portfolio turnover rate	48%	47%	56%	58%	67%(d)
Net assets at end of year (in 000's)	$149,886	$144,050	$144,150	$158,020	$198,243

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 67% for the year ended December 31, 2021.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.60	$14.41	$13.54	$18.06	$17.22
Net investment income (loss) (a)	0.51	0.48	0.42	0.38	0.37
Net realized and unrealized gain (loss)	2.06	1.16	0.88	(3.00)	1.36
Total from investment operations	2.57	1.64	1.30	(2.62)	1.73
Less distributions:
From net investment income	(0.42)	(0.36)	(0.36)	(0.22)	(0.35)
From net realized gain on investments	—	—	—	(1.51)	(0.54)
Return of capital	—	(0.09)	(0.07)	(0.17)	—
Total distributions	(0.42)	(0.45)	(0.43)	(1.90)	(0.89)
Net asset value at end of year	$17.75	$15.60	$14.41	$13.54	$18.06
Total investment return (b)	16.70%	11.37%	9.78%	(13.73)%	10.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.05%	3.13%	3.07%	2.45%	2.06%
Net expenses (c)	0.88%	0.87%	0.87%	0.87%	0.86%
Portfolio turnover rate	48%	47%	56%	58%	67%(d)
Net assets at end of year (in 000's)	$406,010	$368,959	$375,552	$386,030	$500,812

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 67% for the year ended December 31, 2021.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Income Builder Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

28	NYLI VP Income Builder Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance
29

Notes to Financial Statements (continued)
with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by

30	NYLI VP Income Builder Portfolio

certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio
31

Notes to Financial Statements (continued)
records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(J) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(K) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation,

32	NYLI VP Income Builder Portfolio

insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(L) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(M) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the
Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus
33

Notes to Financial Statements (continued)
may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain over-the-counter ("OTC") derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into Treasury futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities. The Portfolio also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Portfolio.
The Portfolio entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of December 31, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$68,821	$2,483	$71,304
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	248,772	—	—	248,772
Total Fair Value	$248,772	$68,821	$2,483	$320,076

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

34	NYLI VP Income Builder Portfolio

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(280,027)	$(426,703)	$(706,730)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(66,391)	—	—	(66,391)
Total Fair Value	$(66,391)	$(280,027)	$(426,703)	$(773,121)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(309,409)	$647,070	$337,661
Forward Transactions	889,271	—	—	889,271
Total Net Realized Gain (Loss)	$889,271	$(309,409)	$647,070	$1,226,932

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$2,273,179	$610,395	$2,883,574
Forward Contracts	275,880	—	—	275,880
Total Net Change in Unrealized Appreciation (Depreciation)	$275,880	$2,273,179	$610,395	$3,159,454

Average Notional Amount	Total
Futures Contracts Long	$103,659,833
Futures Contracts Short	$(31,721,426)
Forward Contracts Long	$23,436,446
Forward Contracts Short	$(18,688,715)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio. Asset allocation decisions for the Portfolio are made by a committee chaired by New York Life Investments in collaboration with MacKay Shields. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; and 0.55% in excess of $1 billion. During the year ended December 31, 2025, the effective management fee rate was 0.57% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,037,196 and paid MacKay Shields and Epoch fees in the amount of $584,434 and $934,170, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or
35

Notes to Financial Statements (continued)
independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$476,727,515	$85,179,515	$(10,403,882)	$74,775,633
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$4,076,803	$18,709,456	$—	$72,268,389	$95,054,648
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales, mark to market of futures and partnership adjustments.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(652,305)	$652,305
The reclassifications for the Portfolio are primarily due to Real Estate Investment Trust ("REIT") adjustments.
The Portfolio utilized $16,013,564 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$13,693,633	$12,277,980
Return of Capital	—	3,064,112
Total	$13,693,633	$15,342,092
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of U.S. government securities were $76,720 and $65,019, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $172,949 and $203,497, respectively.

36	NYLI VP Income Builder Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	163,064	$2,737,946
Shares issued to shareholders in reinvestment of distributions	234,115	4,005,850
Shares redeemed	(1,185,008)	(20,016,625)
Net increase (decrease)	(787,829)	$(13,272,829)
Year ended December 31, 2024:
Shares sold	131,807	$2,027,880
Shares issued to shareholders in reinvestment of distributions	289,607	4,539,652
Shares redeemed	(1,182,758)	(18,361,720)
Net increase (decrease)	(761,344)	$(11,794,188)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	3,254,890	$54,257,005
Shares issued to shareholders in reinvestment of distributions	572,618	9,687,783
Shares redeemed	(4,615,560)	(76,483,619)
Net increase (decrease)	(788,052)	$(12,538,831)
Year ended December 31, 2024:
Shares sold	2,723,400	$42,003,872
Shares issued to shareholders in reinvestment of distributions	697,076	10,802,440
Shares redeemed	(5,823,294)	(89,443,196)
Net increase (decrease)	(2,402,818)	$(36,636,884)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Income Builder Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Income Builder Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
38	NYLI VP Income Builder Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
39

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

40

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
43

to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
45

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP Hedge Multi-Strategy Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Exchange-Traded Funds 98.9%
Alternative 11.0%
Affiliated Investment Company 3.0%
NYLI Merger Arbitrage ETF (a)	172,931	$ 6,189,201
Derivative Income Fund 4.2%
JPMorgan Equity Premium Income ETF (b)	147,734	8,456,294
Managed Futures Funds 2.7%
iMGP DBi Managed Futures Strategy ETF	114,084	3,201,197
Simplify Managed Futures Strategy ETF	86,709	2,363,687
		5,564,884
Merger Arbitrage Fund 1.1%
AltShares Merger Arbitrage ETF (b)	74,876	2,176,645
Total Alternative (Cost $21,448,224)		22,387,024
Bonds 54.6%
Bank Loan Fund 6.2%
Franklin Senior Loan ETF	535,977	12,552,581
Convertible Bond Funds 6.9%
iShares Convertible Bond ETF	55,516	5,468,326
SPDR Bloomberg Convertible Securities ETF (b)	95,612	8,528,590
		13,996,916
Floating Rate—Investment Grade Funds 20.5%
iShares Floating Rate Bond ETF (c)	630,744	32,079,640
SPDR Bloomberg Investment Grade Floating Rate ETF (b)	314,797	9,673,712
		41,753,352
Municipal Bond Funds 4.7%
iShares National Muni Bond ETF (b)	44,456	4,761,682
Vanguard Tax-Exempt Bond Index ETF (b)	95,431	4,799,225
		9,560,907
Short Duration Fund 16.3%
Vanguard Short-Term Treasury ETF (b)	563,261	33,080,319
Total Bonds (Cost $106,649,988)		110,944,075
	Shares	Value
Commodities 3.5%
Agriculture Fund 1.8%
Invesco DB Agriculture Fund	143,993	$ 3,674,701
Broad Funds 1.7%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	48,824	953,533
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	196,791	2,607,481
		3,561,014
Total Commodities (Cost $6,976,379)		7,235,715
Equities 29.8%
China Equity Funds 1.1%
iShares MSCI China ETF (b)	28,449	1,708,931
Xtrackers Harvest CSI 300 China A-Shares ETF (b)	15,537	510,391
		2,219,322
Emerging Equity Funds 5.4%
Franklin FTSE India ETF (b)	61,062	2,356,383
iShares MSCI Emerging Markets ex China ETF	118,490	8,611,853
		10,968,236
International Equity Core Fund 7.6%
Vanguard FTSE Developed Markets ETF	246,646	15,407,976
U.S. Large Cap Core Funds 3.2%
Communication Services Select Sector SPDR Fund (b)	20,691	2,435,744
Financial Select Sector SPDR Fund	13,233	724,771
iShares Semiconductor ETF	5,985	1,802,383
Materials Select Sector SPDR Fund (b)	34,476	1,563,487
		6,526,385
U.S. Mid Cap Core Fund 0.4%
Vanguard Mid-Cap ETF	2,893	839,607
U.S. Momentum Fund 4.2%
iShares MSCI USA Momentum Factor ETF	33,591	8,408,163
U.S. Preferred Fund 3.2%
Global X U.S. Preferred ETF	342,653	6,479,568

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Equities (continued)
U.S. Small Cap Core Funds 4.7%
iShares Core S&P Small-Cap ETF (b)	79,973	$ 9,611,155
Total Equities (Cost $52,115,819)		60,460,412
Total Exchange-Traded Funds (Cost $187,190,410)		201,027,226
Exchange-Traded Vehicle 0.3%
Commodity 0.3%
Silver Fund 0.3%
abrdn Standard Physical Silver Shares ETF (b)	7,970	539,091
Total Exchange-Traded Vehicle (Cost $364,486)		539,091

Short-Term Investments 22.5%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 3.57% (d)	1,264,615	1,264,615
Unaffiliated Investment Companies 21.9%
Invesco Government & Agency Portfolio, 3.75% (d)(e)	29,401,327	29,401,327
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.79% (d)(e)	15,000,000	15,000,000
Total Unaffiliated Investment Companies (Cost $44,401,327)		44,401,327
Total Short-Term Investments (Cost $45,665,942)		45,665,942
Total Investments (Cost $233,220,838)	121.7%	247,232,259
Other Assets, Less Liabilities	(21.7)	(44,095,761)
Net Assets	100.0%	$ 203,136,498

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $49,750,847; the total market value of collateral held by the Portfolio was $51,290,851. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,889,524. The Portfolio received cash collateral with a value of $44,401,327. (See Note 2(I))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for swaps.
(d)	Current yield as of December 31, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI Merger Arbitrage ETF	$ 9,101	$ 510	$ (3,950)	$ 295	$ 233	$ 6,189	$ —	$ —	173
NYLI U.S. Government Liquidity Fund	1,246	37,605	(37,586)	—	—	1,265	32	—	1,265
	$10,347	$38,115	$(41,536)	$295	$233	$7,454	$32	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Hedge Multi-Strategy Portfolio

Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	76	$ —
Morgan Stanley & Co.	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	76	—
Bank of America Merrill Lynch	abrdn Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	43	—
Morgan Stanley & Co.	abrdn Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	43	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	175	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	175	—
Bank of America Merrill Lynch	Franklin FTSE India ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	184	—
Morgan Stanley & Co.	Franklin FTSE India ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	184	—
Bank of America Merrill Lynch	Franklin Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	980	—
Morgan Stanley & Co.	Franklin Senior Loan ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	980	—
Bank of America Merrill Lynch	Global X U.S. Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	510	—
Morgan Stanley & Co.	Global X U.S. Preferred ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	510	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	252	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	252	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(5,048)	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate minus 6.00%	10/1/2027	Monthly	(5,048)	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	289	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 1.60%	10/1/2027	Monthly	289	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(529)	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate minus 5.04%	10/1/2027	Monthly	(529)	—
Bank of America Merrill Lynch	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	204	—
Morgan Stanley & Co.	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	205	—
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(273)	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate minus 0.35%	10/1/2027	Monthly	(273)	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	427	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	427	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	749	$ —
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	751	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	2,505	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	2,505	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(2,231)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 1.50%	10/1/2027	Monthly	(2,231)	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	136	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	136	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ex China ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	673	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets ex China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	673	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	657	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	657	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	375	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	375	—
Bank of America Merrill Lynch	iShares Semiconductor ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	145	—
Morgan Stanley & Co.	iShares Semiconductor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	145	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	660	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	660	—
Bank of America Merrill Lynch	NYLI Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	487	—
Morgan Stanley & Co.	NYLI Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	487	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	190	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	190	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	666	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	666	—
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(3,030)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 11.19%	10/1/2027	Monthly	(2,380)	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	755	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	755	—
Bank of America Merrill Lynch	State Street Communication Services Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	190	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Hedge Multi-Strategy Portfolio

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	State Street Communication Services Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	190	$ —
Bank of America Merrill Lynch	State Street Financial Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	58	—
Morgan Stanley & Co.	State Street Financial Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	58	—
Bank of America Merrill Lynch	State Street Health Care Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(3,741)	—
Morgan Stanley & Co.	State Street Health Care Select Sector SPDR ETF	Federal Fund Rate minus 0.10%	10/1/2027	Monthly	(3,741)	—
Bank of America Merrill Lynch	State Street Industrial Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(91)	—
Morgan Stanley & Co.	State Street Industrial Select Sector SPDR ETF	Federal Fund Rate minus 0.15%	10/1/2027	Monthly	(91)	—
Bank of America Merrill Lynch	State Street Materials Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	125	—
Morgan Stanley & Co.	State Street Materials Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	125	—
Bank of America Merrill Lynch	State Street Technology Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(445)	—
Morgan Stanley & Co.	State Street Technology Select Sector SPDR ETF	Federal Fund Rate minus 0.05%	10/1/2027	Monthly	(445)	—
Bank of America Merrill Lynch	U.S. Natural Gas Fund LP	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(322)	—
Morgan Stanley & Co.	U.S. Natural Gas Fund LP	Federal Fund Rate minus 4.29%	10/1/2027	Monthly	(322)	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	1,203	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	1,203	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	67	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	67	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(333)	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate minus 0.64%	10/1/2027	Monthly	(333)	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	2,583	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	2,583	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	374	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	374	—
Bank of America Merrill Lynch	Xtrackers Harvest CSI 300 China A-Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	41	—
Morgan Stanley & Co.	Xtrackers Harvest CSI 300 China A-Shares ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	41	—
						$ —

1.	As of December 31, 2025, cash in the amount of $450,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
Abbreviation(s):
DB—Deutsche Bank
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 201,027,226	$ —	$ —	$ 201,027,226
Exchange-Traded Vehicle	539,091	—	—	539,091
Short-Term Investments
Affiliated Investment Company	1,264,615	—	—	1,264,615
Unaffiliated Investment Companies	44,401,327	—	—	44,401,327
Total Short-Term Investments	45,665,942	—	—	45,665,942
Total Investments in Securities	247,232,259	—	—	247,232,259
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 247,232,259	$ —	$ —	$ 247,232,259

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Hedge Multi-Strategy Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $226,470,248) including securities on loan of $49,750,847	$239,778,443
Investment in affiliated investment companies, at value (identified cost $6,750,590)	7,453,816
Cash denominated in foreign currencies (identified cost $4,641)	5,013
Cash collateral on deposit at broker for swap contracts	450,000
Receivables:
Dividends	132,804
Dividends and interest on OTC swaps contracts	97,869
Securities lending	35,047
Portfolio shares sold	1,059
Other assets	1,786
Total assets	247,955,837
Liabilities
Cash collateral received for securities on loan	44,401,327
Payables:
Portfolio shares redeemed	230,442
Manager (See Note 3)	106,039
Distribution/Service fees (See Note 3)	40,490
Professional fees	25,568
Custodian	7,818
Shareholder communication	79
Accrued expenses	7,576
Total liabilities	44,819,339
Net assets	$203,136,498
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$21,554
Additional paid-in-capital	247,050,415
247,071,969
Total distributable earnings (loss)	(43,935,471)
Net assets	$203,136,498
Initial Class
Net assets applicable to outstanding shares	$14,097,446
Shares of beneficial interest outstanding	1,495,570
Net asset value per share outstanding	$9.43
Service Class
Net assets applicable to outstanding shares	$189,039,052
Shares of beneficial interest outstanding	20,057,934
Net asset value per share outstanding	$9.42

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$7,573,339
Securities lending, net	288,660
Dividends-affiliated	31,885
Total income	7,893,884
Expenses
Manager (See Note 3)	1,611,518
Distribution/Service—Service Class (See Note 3)	503,458
Professional fees	71,981
Custodian	42,042
Shareholder communication	26,772
Trustees	5,372
Miscellaneous	9,689
Total expenses before waiver/reimbursement	2,270,832
Expense waiver/reimbursement from Manager (See Note 3)	(263,307)
Net expenses	2,007,525
Net investment income (loss)	5,886,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	7,234,868
Affiliated investment company transactions	294,520
Swap transactions	(3,022,744)
Net realized gain (loss)	4,506,644
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,150,895
Affiliated investments	233,179
Translation of other assets and liabilities in foreign currencies	4,282
Net change in unrealized appreciation (depreciation)	5,388,356
Net realized and unrealized gain (loss)	9,895,000
Net increase (decrease) in net assets resulting from operations	$15,781,359
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Hedge Multi-Strategy Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,886,359	$7,292,799
Net realized gain (loss)	4,506,644	7,712,004
Net change in unrealized appreciation (depreciation)	5,388,356	385,594
Net increase (decrease) in net assets resulting from operations	15,781,359	15,390,397
Distributions to shareholders:
Initial Class	(359,646)	(35,399)
Service Class	(4,544,573)	(27,396)
Total distributions to shareholders	(4,904,219)	(62,795)
Capital share transactions:
Net proceeds from sales of shares	12,197,132	17,204,488
Net asset value of shares issued to shareholders in reinvestment of distributions	4,904,219	62,795
Cost of shares redeemed	(59,475,848)	(60,130,977)
Increase (decrease) in net assets derived from capital share transactions	(42,374,497)	(42,863,694)
Net increase (decrease) in net assets	(31,497,357)	(27,536,092)
Net Assets
Beginning of year	234,633,855	262,169,947
End of year	$203,136,498	$234,633,855
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.95	$8.43	$8.04	$8.97	$9.02
Net investment income (loss) (a)	0.28	0.28	0.34	0.18	0.09
Net realized and unrealized gain (loss)	0.45	0.26	0.49	(0.94)	(0.14)
Total from investment operations	0.73	0.54	0.83	(0.76)	(0.05)
Less distributions:
From net investment income	(0.25)	(0.02)	(0.44)	(0.17)	—
Net asset value at end of year	$9.43	$8.95	$8.43	$8.04	$8.97
Total investment return (b)	8.05%	6.54%	10.26%	(8.48)%	(0.55)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.05%	3.18%	4.02%(d)	2.12%	0.97%
Net expenses (e)	0.70%	0.70%	0.67%(f)	0.70%	0.70%
Expenses (before waiver/reimbursement) (e)	0.82%	0.81%	0.80%	0.81%	0.83%
Portfolio turnover rate	75%	81%	107%	139%	126%
Net assets at end of year (in 000's)	$14,097	$13,226	$11,880	$12,070	$13,499

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.99%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.70%.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.95	$8.42	$8.01	$8.94	$9.01
Net investment income (loss) (a)	0.25	0.25	0.31	0.15	0.06
Net realized and unrealized gain (loss)	0.44	0.28	0.49	(0.94)	(0.13)
Total from investment operations	0.69	0.53	0.80	(0.79)	(0.07)
Less distributions:
From net investment income	(0.22)	(0.00)‡	(0.39)	(0.14)	—
Net asset value at end of year	$9.42	$8.95	$8.42	$8.01	$8.94
Total investment return (b)	7.78%	6.27%	9.98%	(8.70)%	(0.78)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.72%	2.89%	3.76%(d)	1.82%	0.65%
Net expenses (e)	0.95%	0.95%	0.92%(f)	0.95%	0.95%
Expenses (before waiver/reimbursement) (e)	1.07%	1.06%	1.05%	1.06%	1.09%
Portfolio turnover rate	75%	81%	107%	139%	126%
Net assets at end of year (in 000's)	$189,039	$221,408	$250,290	$274,005	$360,262

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.73%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.95%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Hedge Multi-Strategy Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2013
Service Class	May 1, 2013
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Hedge Multi-Strategy Index. The NYLI Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) over longer term periods and not on a daily basis.
The Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”), other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”), but may also invest in one or more financial instruments, including but not limited to, futures contracts, reverse repurchase agreements, options, and swap agreements (collectively, “Financial Instruments”) in order to seek to achieve exposure to investment strategies and/or asset classes that are similar to those of the NYLI Hedge Multi-Strategy Index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain

13

Notes to Financial Statements (continued)
securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each

14	NYLI VP Hedge Multi-Strategy Portfolio

valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Swaps  are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, and the underlying funds held by the Portfolio may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETPs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETPs and mutual funds to be greater than the costs of owning
15

Notes to Financial Statements (continued)
the underlying securities directly. These indirect expenses of ETPs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
In addition, the Portfolio bears a pro rata share of the fees and expenses of the ETPs in which it invests. Because the ETPs have varied expense and fee levels and the Portfolio may own different proportions of the ETPs at different times, the amount of fees and expenses incurred indirectly by the Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in a multilateral or other trade facility platforms, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Portfolio enters into a “long” equity swap, the counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Portfolio will

16	NYLI VP Hedge Multi-Strategy Portfolio

generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Portfolio's return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Portfolio on the notional amount. Alternatively, when the Portfolio enters into a “short” equity swap, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Portfolio sold a particular referenced security or securities short, less the dividend expense that the Portfolio would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Portfolio will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Portfolio may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Portfolio may suffer a loss, which may be substantial.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the
Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA
17

Notes to Financial Statements (continued)
Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio utilizes a range of derivative instruments for a variety of different purposes. Total return swaps (“TRS”) are one form of derivative that is used. In some cases, TRS contracts are entered into so as to affect long and short exposure to individual securities or indices within a particular strategy. In other cases, TRS are used to gain exposure to the strategy itself, which may also use derivatives. For example, a TRS contract is used to generate the return available from a customized index comprised of a diversified basket of exchange-traded futures. Other examples of derivative positions into which the Portfolio may enter include interest rate swaps, credit default swaps and option contracts. These instruments are frequently used to obtain a desired return at a lower cost to the Portfolio than is available when investing directly in the underlying instrument or to hedge against credit and interest rate risks. The Portfolio may also enter into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(3,022,744)
Total Net Realized Gain (Loss)	$(3,022,744)

Average Notional Amount	Total
Swap Contracts Long	$30,050,622
Swap Contracts Short	$(29,943,230)
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Portfolio. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.70% and 0.95%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,611,518 and waived fees and/or reimbursed expenses in the amount of $263,307 and did not pay the Subadvisor any fees.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The

18	NYLI VP Hedge Multi-Strategy Portfolio

Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$234,845,372	$12,957,262	$(570,375)	$12,386,887
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$3,311,713	$(59,638,021)	$—	$12,390,837	$(43,935,471)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale and partnership adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $59,632,036, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$47,813	$11,819
The Portfolio utilized $5,047,351 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$4,904,219	$62,795
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another,
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Notes to Financial Statements (continued)
subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $160,510 and $205,509, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	79,695	$736,732
Shares issued to shareholders in reinvestment of distributions	38,467	359,646
Shares redeemed	(99,655)	(908,813)
Net increase (decrease)	18,507	$187,565
Year ended December 31, 2024:
Shares sold	131,847	$1,142,566
Shares issued to shareholders in reinvestment of distributions	3,960	35,399
Shares redeemed	(68,419)	(595,971)
Net increase (decrease)	67,388	$581,994

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,251,372	$11,460,400
Shares issued to shareholders in reinvestment of distributions	485,879	4,544,573
Shares redeemed	(6,415,348)	(58,567,035)
Net increase (decrease)	(4,678,097)	$(42,562,062)
Year ended December 31, 2024:
Shares sold	1,848,086	$16,061,922
Shares issued to shareholders in reinvestment of distributions	3,065	27,396
Shares redeemed	(6,828,423)	(59,535,006)
Net increase (decrease)	(4,977,272)	$(43,445,688)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI VP Hedge Multi-Strategy Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Hedge Multi-Strategy Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Hedge Multi-Strategy Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
27

In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP Janus Henderson Balanced Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 34.5%
Asset-Backed Securities 5.2%
Automobile Asset-Backed Securities 0.1%
Hertz Vehicle Financing III LLC
Series 2025-5A, Class A
4.62%, due 5/25/30 (a)	$ 777,000	$ 777,103
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, due 10/20/32 (a)	387,433	391,591
Lendbuzz Securitization Trust
Series 2023-1A, Class A2
6.92%, due 8/15/28 (a)	121,421	122,659
Merchants Fleet Funding LLC
Series 2025-1A, Class A
4.49%, due 1/20/39 (a)	559,000	560,779
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, due 8/16/32 (a)	55,342	55,641
		1,907,773
Home Equity Asset-Backed Securities 1.1%
COOPR Residential Mortgage Trust (a)(b)
Series 2025-CES3, Class A1A
4.84%, due 9/25/60	957,746	955,136
Series 2025-CES4, Class A1A
5.04%, due 11/25/60	401,227	401,949
Series 2025-CES2, Class A1A
5.502%, due 6/25/60	406,330	409,832
FIGRE Trust (a)(c)
Series 2025-HE6, Class A
5.044%, due 9/25/55	465,389	463,937
Series 2024-HE4, Class A
5.056%, due 9/25/54	618,825	622,459
Series 2025-HE5, Class A
5.285%, due 8/25/55	612,354	614,725
Series 2025-HE4, Class A
5.408%, due 7/25/55	397,311	400,323
Series 2025-HE3, Class A
5.56%, due 5/25/55	863,104	872,202
Series 2025-HE2, Class A
5.775%, due 3/25/55	751,829	760,788
Series 2024-HE2, Class A
6.38%, due 5/25/54	420,030	431,060
GS Mortgage Backed Securities Trust
Series 2025-CES2, Class A1
5.18%, due 9/25/55 (a)(b)	1,579,671	1,583,583
RCKT Mortgage Trust (a)
Series 2025-CES9, Class A1A
4.795%, due 9/25/55 (b)	424,605	423,777
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
RCKT Mortgage Trust (a) (continued)
Series 2025-CES10, Class A1A
4.894%, due 11/25/55 (b)	$ 654,057	$ 654,709
Series 2025-CES8, Class A1A
5.148%, due 8/25/55 (c)	1,080,551	1,086,276
Series 2024-CES7, Class A1A
5.158%, due 10/25/44 (b)	1,287,984	1,292,052
Series 2024-CES6, Class A1A
5.344%, due 9/25/44 (b)	836,926	840,571
Series 2025-CES7, Class A1A
5.377%, due 7/25/55 (b)	618,833	624,807
Series 2025-CES2, Class A1A
5.503%, due 2/25/55 (b)	742,389	749,059
Series 2024-CES9, Class A1A
5.582%, due 12/25/44 (b)	246,918	249,444
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (b)	1,042,455	1,052,677
Series 2024-CES1, Class A1A
6.025%, due 2/25/44 (c)	338,715	341,497
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (c)	1,075,923	1,087,166
Saluda Grade Alternative Mortgage Trust (a)
Series 2025-LOC5, Class A1A
5.554% (1 Month SOFR + 1.60%), due 10/25/55 (d)	1,188,689	1,192,165
Series 2024-FIG5, Class A
6.255%, due 4/25/54 (c)	537,622	550,575
Series 2024-CES1, Class A1
6.306%, due 3/25/54 (c)	403,950	408,771
Series 2023-FIG4, Class A
6.718%, due 11/25/53 (c)	672,809	697,446
Series 2023-FIG3, Class A
7.067%, due 8/25/53 (c)	1,270,194	1,311,180
Towd Point Mortgage Trust
Series 2025-FIX2, Class A1
5.249%, due 10/25/65 (a)(b)	1,455,300	1,461,428
		21,539,594
Other Asset-Backed Securities 4.0%
AGL CLO 26 Ltd.
Series 2023-26A, Class A1R
5.15% (3 Month SOFR + 1.28%), due 10/21/38 (a)(d)	2,750,000	2,757,362
Ansley Park Capital LLC
Series 2025-A, Class A2
4.43%, due 4/20/35 (a)	839,000	841,630

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	$ 100,194	$ 92,181
Bain Capital Credit CLO Ltd.
Series 2023-3A, Class A1R
5.175% (3 Month SOFR + 1.31%), due 10/24/38 (a)(d)	1,594,000	1,597,736
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR
5.464% (3 Month SOFR + 1.58%), due 7/20/37 (a)(d)	345,453	345,606
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A
5.104% (3 Month SOFR + 1.22%), due 1/20/35 (a)(d)	1,656,624	1,656,916
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class B
5.574% (SOFR 30A + 1.70%), due 7/27/48 (a)(d)	450,130	450,129
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A
5.187% (3 Month SOFR + 1.27%), due 10/20/38 (a)(d)	2,229,000	2,232,631
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
5.295% (3 Month SOFR + 1.39%), due 7/15/37 (a)(d)	2,435,000	2,441,221
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R
5.442% (3 Month SOFR + 1.56%), due 10/17/37 (a)(d)	2,203,000	2,207,353
Carlyle US CLO Ltd.
Series 2023-2A, Class A1R
5.204% (3 Month SOFR + 1.32%), due 7/20/38 (a)(d)	2,448,000	2,455,192
CBAM Ltd.
Series 2018-5A, Class A1R
5.452% (3 Month SOFR + 1.34%), due 10/17/38 (a)(d)	1,090,000	1,091,195
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	940,640	759,303
Series 2020-1, Class A1
1.69%, due 7/15/60	605,013	509,049
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	219,144
	Principal Amount	Value

Other Asset-Backed Securities (continued)
CF Hippolyta Issuer LLC (a) (continued)
Series 2020-1, Class B1
2.28%, due 7/15/60	$ 89,945	$ 56,079
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,023,568	1,006,893
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,865,903	2,781,960
CIFC Funding Ltd.
Series 2019-7A, Class A1R
5.371% (3 Month SOFR + 1.28%), due 10/19/38 (a)(d)	1,810,000	1,815,068
Compass Datacenters Issuer II LLC (a)
Series 2024-2A, Class A1
5.022%, due 8/25/49	259,000	259,503
Series 2025-1A, Class A1
5.316%, due 5/25/50	4,342,000	4,381,052
Compass Datacenters Issuer III LLC (a)
Series 2025-1A, Class A2
5.656%, due 2/25/50	1,439,000	1,455,592
Series 2025-2A, Class A2
5.835%, due 2/25/50	896,000	909,357
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	116,855	117,725
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-2A, Class A2
4.50%, due 5/20/49	227,000	221,536
Series 2024-3A, Class A2
4.65%, due 5/20/49	2,171,000	2,083,205
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	608,899
Series 2023-1A, Class B
5.45%, due 4/20/48	285,484	281,413
DB Master Finance LLC (a)
Series 2021-1A, Class A2II
2.493%, due 11/20/51	268,800	254,385
Series 2017-1A, Class A2II
4.03%, due 11/20/47	369,923	367,459
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	1,002,004
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2
5.184% (3 Month SOFR + 1.30%), due 7/20/38 (a)(d)	1,636,000	1,642,469
Foundation Finance Trust
Series 2025-3A, Class A
4.56%, due 8/15/52 (a)	910,875	913,298

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 17 Ltd.
Series 2023-17A, Class AR
5.164% (3 Month SOFR + 1.28%), due 1/20/39 (a)(d)	$ 1,930,000	$ 1,933,603
Gracie Point International Funding LLC
Series 2024-1A, Class A
5.89% (SOFR 90A + 1.70%), due 3/1/28 (a)(d)	482,000	482,364
Libra Solutions LLC
Series 2024-1A, Class A
5.88%, due 9/30/38 (a)(e)	327,000	327,129
LMDV Issuer Co. LLC
Series 2025-1A, Class A2
5.31%, due 12/15/55 (a)	620,000	622,788
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, due 7/15/30 (a)	169,651	170,652
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R
5.244% (3 Month SOFR + 1.36%), due 7/18/37 (a)(d)	2,458,512	2,464,049
Madison Park Funding LXII Ltd.
Series 2022-62A, Class A1R2
5.194% (3 Month SOFR + 1.30%), due 7/16/38 (a)(d)	1,841,000	1,841,593
Madison Park Funding LXXIII Ltd.
Series 2025-73A, Class A1
5.263% (3 Month SOFR + 1.30%), due 10/17/38 (a)(d)	2,000,000	2,007,040
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR
5.494% (3 Month SOFR + 1.60%), due 10/16/37 (a)(d)	790,000	790,466
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(d)	1,393,000	1,394,624
MVW LLC
Series 2025-2A, Class A
4.48%, due 10/20/44 (a)	284,376	284,781
NetCredit Combined Receivables LLC
Series 2024-A, Class A
7.43%, due 10/21/30 (a)	11,551	11,568
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A
5.639% (3 Month SOFR + 1.31%), due 7/20/39 (a)(d)	1,693,713	1,695,520
	Principal Amount	Value

Other Asset-Backed Securities (continued)
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	$ 514,000	$ 315,361
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A
7.398%, due 11/25/31 (a)(b)	744,520	757,240
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A
3.104%, due 7/25/26 (a)	214,630	212,038
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	655,201	595,853
OCP CLO Ltd. (a)(d)
Series 2020-18A, Class A2R2
5.454% (3 Month SOFR + 1.57%), due 7/20/37	602,473	602,836
Series 2025-44A, Class A
5.562% (3 Month SOFR + 1.30%), due 10/24/38	900,000	902,257
Octagon Investment Partners 42 Ltd.
Series 2019-3A, Class A2RR
5.465% (3 Month SOFR + 1.56%), due 7/15/37 (a)(d)	250,000	250,286
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2
5.164% (3 Month SOFR + 1.28%), due 7/19/38 (a)(d)	1,734,000	1,733,046
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R
5.464% (3 Month SOFR + 1.58%), due 10/19/37 (a)(d)	1,138,000	1,141,579
QTS Issuer ABS I LLC
Series 2025-1A, Class A2
5.439%, due 5/25/55 (a)	3,109,000	3,130,139
QTS Issuer ABS II LLC
Series 2025-1A, Class A2
5.044%, due 10/5/55 (a)	1,887,000	1,870,351
SCF Equipment Leasing LLC
Series 2025-2A, Class A2
4.26%, due 12/22/31 (a)	446,000	446,599
SF ABS Issuer LLC
Series 2025-1A, Class A2
5.377%, due 11/25/55 (a)	2,734,000	2,674,492
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR
5.25% (3 Month SOFR + 1.38%), due 7/21/37 (a)(d)	1,682,000	1,686,227
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Taco Bell Funding LLC
Series 2021-1A, Class A2II
2.294%, due 8/25/51 (a)	$ 371,385	$ 346,220
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R
5.24% (3 Month SOFR + 1.37%), due 10/21/37 (a)(d)	1,703,000	1,707,945
UPG HI Issuer Trust
Series 2025-2, Class A
5.00%, due 9/25/47 (a)	591,000	590,747
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	3,200,644	3,135,453
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	671,233
Voya CLO Ltd.
Series 2024-4A, Class A2
5.434% (3 Month SOFR + 1.55%), due 7/20/37 (a)(d)	682,703	682,789
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	242,362	225,873
Series 2021-1A, Class A2II
2.775%, due 6/15/51	610,240	544,157
Series 2018-1A, Class A2II
3.884%, due 3/15/48	1,103,670	1,084,798
Series 2022-1A, Class A2II
4.535%, due 3/15/52	162,083	157,338
Series 2025-1A, Class A2I
5.422%, due 12/15/55	2,219,000	2,212,440
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	37,585	37,342
		81,555,361
Total Asset-Backed Securities (Cost $104,926,119)		105,002,728
Corporate Bonds 8.4%
Aerospace & Defense 0.1%
TransDigm, Inc. (a)
6.25%, due 1/31/34	211,000	218,951
6.75%, due 1/31/34	724,000	754,179
		973,130
	Principal Amount	Value

Auto Manufacturers 0.0% ‡
Ford Motor Credit Co. LLC
7.122%, due 11/7/33	$ 715,000	$ 767,955
Banks 2.1%
Bank of America Corp. (f)
Series FIX
5.162%, due 1/24/31	3,202,000	3,305,599
5.744%, due 2/12/36	5,301,000	5,523,630
5.872%, due 9/15/34	1,432,000	1,528,164
Citigroup, Inc.
3.887%, due 1/10/28 (f)	2,697,000	2,691,856
4.503%, due 9/11/31 (f)	682,000	684,111
5.174%, due 9/11/36 (f)	587,000	592,487
5.827%, due 2/13/35 (f)	3,543,000	3,681,919
6.625% (5 Year Treasury Constant Maturity Rate + 3.001%), due 2/15/31 (d)(g)	962,000	977,653
Goldman Sachs Group, Inc. (The)
5.536%, due 1/28/36 (f)	1,479,000	1,535,019
JPMorgan Chase & Co.
5.14%, due 1/24/31 (f)	1,420,000	1,467,703
Morgan Stanley (f)
2.943%, due 1/21/33	1,445,000	1,318,841
5.32%, due 7/19/35	1,585,000	1,631,602
5.424%, due 7/21/34	1,150,000	1,196,364
PNC Financial Services Group, Inc. (The) (f)
5.222%, due 1/29/31	500,000	517,339
5.401%, due 7/23/35	1,586,000	1,640,483
6.875%, due 10/20/34	1,424,000	1,611,437
Societe Generale SA (a)(d)
5.50% (1 Year Treasury Constant Maturity Rate + 1.20%), due 4/13/29	992,000	1,015,969
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33	2,316,000	2,447,130
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (d)	1,471,000	1,283,846
5.046%, due 2/12/31 (f)	1,401,000	1,439,039
5.384%, due 1/23/30 (f)	1,259,000	1,303,929
5.424%, due 2/12/36 (f)(h)	1,541,000	1,601,608
Wells Fargo & Co.
5.244%, due 1/24/31 (f)	2,955,000	3,059,961
		42,055,689

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Building Materials 0.1%
Quikrete Holdings, Inc.
6.375%, due 3/1/32 (a)	$ 1,076,000	$ 1,119,987
Chemicals 0.0% ‡
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	700,000	715,712
Computers 0.2%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,471,966
5.95%, due 4/15/35 (h)	2,394,000	2,480,390
CACI International, Inc.
6.375%, due 6/15/33 (a)	592,000	612,530
Western Digital Corp.
4.75%, due 2/15/26	293,000	293,224
		4,858,110
Diversified Financial Services 1.2%
Atlas Warehouse Lending Co. LP (a)
4.625%, due 11/15/28	439,000	440,648
4.95%, due 11/15/30	682,000	684,266
Capital One Financial Corp. (f)
5.884%, due 7/26/35	1,876,000	1,974,501
6.183%, due 1/30/36	1,215,000	1,268,318
7.624%, due 10/30/31	1,188,000	1,342,613
7.964%, due 11/2/34	837,000	986,819
Jane Street Group (a)
6.125%, due 11/1/32	2,309,000	2,349,546
6.75%, due 5/1/33	2,062,000	2,152,308
7.125%, due 4/30/31	989,000	1,039,208
LPL Holdings, Inc.
5.15%, due 6/15/30	944,000	962,704
5.20%, due 3/15/30 (h)	578,000	591,486
5.65%, due 3/15/35	969,000	993,226
5.75%, due 6/15/35	1,171,000	1,204,902
6.00%, due 5/20/34	1,580,000	1,661,511
6.75%, due 11/17/28	2,218,000	2,367,234
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	700,000	723,575
6.375%, due 8/1/33	2,935,000	3,060,087
		23,802,952
Electric 0.8%
Alpha Generation LLC
6.25%, due 1/15/34 (a)	1,980,000	1,997,775
	Principal Amount	Value

Electric (continued)
American Electric Power Co., Inc. (d)
Series C
5.80% (5 Year Treasury Constant Maturity Rate + 2.128%), due 3/15/56	$ 758,000	$ 752,512
Series D
6.05% (5 Year Treasury Constant Maturity Rate + 1.94%), due 3/15/56	606,000	595,413
Duke Energy Corp.
5.45%, due 6/15/34 (h)	2,305,000	2,400,180
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,164,485
NRG Energy, Inc. (a)
4.734%, due 10/15/30	1,516,000	1,517,921
5.75%, due 1/15/34	814,000	822,278
6.00%, due 1/15/36	1,526,000	1,546,209
Talen Energy Supply LLC (a)
6.25%, due 2/1/34	1,380,000	1,407,481
6.50%, due 2/1/36	2,264,000	2,341,179
Xcel Energy, Inc.
5.60%, due 4/15/35	832,000	861,592
		15,407,025
Entertainment 0.0% ‡
Flutter Treasury DAC
5.875%, due 6/4/31 (a)(h)	743,000	753,328
Food 0.0% ‡
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	871,000	889,653
Healthcare-Products 0.2%
Solventum Corp.
5.45%, due 3/13/31	1,945,000	2,028,870
5.60%, due 3/23/34	2,564,000	2,667,822
		4,696,692
Healthcare-Services 0.6%
Centene Corp.
4.25%, due 12/15/27	3,778,000	3,755,756
HCA, Inc.
3.625%, due 3/15/32	663,000	626,224
5.60%, due 4/1/34	1,048,000	1,092,980
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	883,000	801,765
5.20%, due 6/15/29	1,249,000	1,280,232
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co. (a) (continued)
5.45%, due 6/15/34	$ 2,116,000	$ 2,166,307
Humana, Inc.
5.875%, due 3/1/33	334,000	350,839
5.95%, due 3/15/34	942,000	987,901
		11,062,004
Insurance 0.3%
Aon North America, Inc.
5.45%, due 3/1/34	3,199,000	3,324,451
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, due 12/31/32 (a)	1,152,000	1,195,329
Athene Global Funding
2.646%, due 10/4/31 (a)	1,063,000	940,001
Brown & Brown, Inc.
4.90%, due 6/23/30	438,000	444,057
5.25%, due 6/23/32	192,000	196,345
		6,100,183
Internet 0.1%
AppLovin Corp.
5.375%, due 12/1/31	1,280,000	1,327,322
5.50%, due 12/1/34	1,513,000	1,554,534
		2,881,856
Investment Companies 0.1%
Blackstone Private Credit Fund
7.30%, due 11/27/28	947,000	1,004,510
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	162,359
7.95%, due 6/13/28	852,000	900,885
		2,067,754
Leisure Time 0.3%
Carnival Corp.
5.75%, due 8/1/32 (a)	1,448,000	1,486,055
NCL Corp. Ltd. (a)
5.875%, due 1/15/31	2,670,000	2,659,898
6.25%, due 9/15/33	1,655,000	1,654,303
		5,800,256
Media 0.1%
Charter Communications Operating LLC
6.65%, due 2/1/34	1,545,000	1,627,565
	Principal Amount	Value

Oil & Gas 0.5%
Civitas Resources, Inc. (a)
8.625%, due 11/1/30	$ 380,000	$ 398,263
8.75%, due 7/1/31	705,000	731,368
9.625%, due 6/15/33	1,366,000	1,474,758
Occidental Petroleum Corp.
6.125%, due 1/1/31	835,000	882,534
6.625%, due 9/1/30	765,000	823,571
8.875%, due 7/15/30	663,000	766,628
Sunoco LP (a)
5.625%, due 3/15/31	562,000	566,118
5.875%, due 3/15/34 (h)	954,000	953,916
7.00%, due 5/1/29	1,457,000	1,519,587
7.25%, due 5/1/32	819,000	865,958
Viper Energy Partners LLC
4.90%, due 8/1/30 (h)	440,000	445,047
5.70%, due 8/1/35	1,171,000	1,195,041
		10,622,789
Pharmaceuticals 0.4%
CVS Health Corp.
4.78%, due 3/25/38	2,247,000	2,120,969
5.00%, due 9/15/32	580,000	591,989
5.25%, due 2/21/33	192,000	197,680
5.45%, due 9/15/35	1,031,000	1,055,342
5.70%, due 6/1/34	991,000	1,038,485
6.20%, due 9/15/55	597,000	606,158
Teva Pharmaceutical Finance Co. LLC
6.15%, due 2/1/36	575,000	603,692
Teva Pharmaceutical Finance Netherlands III BV
6.00%, due 12/1/32	1,290,000	1,353,866
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, due 12/1/30	1,352,000	1,402,328
		8,970,509
Pipelines 0.5%
Cheniere Energy, Inc.
5.65%, due 4/15/34	1,344,000	1,394,239
Columbia Pipelines Operating Co. LLC (a)
6.036%, due 11/15/33	799,000	855,296
6.497%, due 8/15/43	161,000	170,081
6.544%, due 11/15/53	833,000	886,990
DT Midstream, Inc. (a)
4.125%, due 6/15/29	1,790,000	1,766,402
4.30%, due 4/15/32	468,000	452,066
4.375%, due 6/15/31	2,820,000	2,760,897

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	$ 1,113,000	$ 1,088,609
5.125%, due 6/15/28	990,000	993,996
		10,368,576
Real Estate Investment Trusts 0.2%
GLP Capital LP
5.30%, due 1/15/29	86,000	87,497
5.625%, due 9/15/34	1,007,000	1,021,650
6.75%, due 12/1/33	881,000	957,536
VICI Properties LP
5.625%, due 4/1/35	1,122,000	1,145,774
		3,212,457
Semiconductors 0.2%
Foundry JV Holdco LLC (a)
5.875%, due 1/25/34	1,821,000	1,870,068
5.90%, due 1/25/33	395,000	413,307
6.25%, due 1/25/35	395,000	418,855
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	787,630
		3,489,860
Software 0.4%
Constellation Software, Inc. (a)
5.158%, due 2/16/29	391,000	398,453
5.461%, due 2/16/34	1,136,000	1,144,280
CoreWeave, Inc. (a)
9.00%, due 2/1/31 (h)	658,000	603,070
9.25%, due 6/1/30	1,637,000	1,522,038
MSCI, Inc.
4.00%, due 11/15/29 (a)	295,000	288,419
Oracle Corp.
5.20%, due 9/26/35	1,400,000	1,341,313
5.50%, due 8/3/35	454,000	444,867
5.95%, due 9/26/55	1,169,000	1,035,750
6.10%, due 9/26/65	1,564,000	1,379,436
		8,157,626
Total Corporate Bonds (Cost $166,015,071)		170,401,668
	Principal Amount	Value
Loan Assignments 0.8%
Aerospace & Defense 0.1%
TransDigm, Inc.
First Lien Tranche Term Loan M
6.216% (1 Month SOFR + 2.50%), due 8/19/32 (d)	$ 1,480,290	$ 1,486,253
Capital Equipment 0.2%
EMRLD Borrower LP (d)
First Lien Initial Term Loan B
6.072% (3 Month SOFR + 2.25%), due 5/31/30	650,060	651,315
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31	2,813,543	2,818,115
		3,469,430
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.422% (3 Month SOFR + 1.75%), due 4/10/31 (d)	2,417,308	2,416,931
Electronics 0.0% ‡
Qnity Electronics, Inc.
First Lien Initial Term Loan
5.698% (6 Month SOFR + 2.00%), due 10/29/32 (d)	563,000	565,111
Energy (Electricity) 0.2%
Alpha Generation LLC
First Lien Initial Term Loan B
5.716% (1 Month SOFR + 2.00%), due 9/30/31 (d)	979,600	982,172
Lightning Power LLC
First Lien Initial Term Loan B
5.966% (1 Month SOFR + 2.25%), due 8/18/31 (d)	1,781,450	1,789,522
Talen Energy Supply LLC
First Lien 2025-1 Incremental Term Loan B
5.672% (3 Month SOFR + 2.00%), due 11/25/32 (d)	1,335,547	1,336,938
		4,108,632
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance 0.0% ‡
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.12% (3 Month SOFR + 2.25%), due 10/16/31 (d)	$ 836,444	$ 840,627
Healthcare 0.1%
Medline Borrower LP
First Lien 2030 Refinancing Term Loan
5.466% (1 Month SOFR + 1.75%), due 10/23/30 (d)	1,503,032	1,507,192
Media 0.1%
X Corp.
First Lien Tranche Term Loan B3
9.50%, due 10/26/29	1,477,807	1,470,725
Total Loan Assignments (Cost $15,796,068)		15,864,901
Mortgage-Backed Securities 5.5%
Agency (Collateralized Mortgage Obligations) 0.1%
Croton Park CLO Ltd.
5.465%, due 10/15/36 (a)(c)	1,080,000	1,080,965
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	401,054	362,836
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	587,036	529,915
		1,973,716
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.2%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
4.93% (1 Month SOFR + 1.18%), due 9/15/34 (a)(d)	699,152	696,859
ALA Trust
Series 2025-OANA, Class A
5.494% (1 Month SOFR + 1.743%), due 6/15/40 (a)(d)	2,780,000	2,790,420
BAMLL Re-REMIC Trust (a)
Series 2024-FRR4, Class E
(zero coupon), due 11/27/48	143,000	142,251
Series 2024-FRR4, Class F
(zero coupon), due 11/27/48	280,887	279,214
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BAMLL Re-REMIC Trust (a) (continued)
Series 2024-FRR3, Class E
0.488%, due 1/27/50 (c)	$ 589,014	$ 538,608
Series 2024-FRR2, Class E
1.273%, due 7/27/50 (c)	438,000	371,216
BLP Commercial Mortgage Trust (a)(d)
Series 2025-IND, Class A
4.95% (1 Month SOFR + 1.20%), due 3/15/42	1,663,747	1,656,475
Series 2025-IND2, Class A
5.25% (1 Month SOFR + 1.50%), due 12/15/42	1,117,000	1,118,038
BPR Trust (a)
Series 2024-PMDW, Class A
5.358%, due 11/5/41 (i)	2,248,107	2,300,332
Series 2024-PMDW, Class D
5.85%, due 11/5/41 (i)	726,000	724,195
Series 2023-BRK2, Class A
6.899%, due 10/5/38 (c)	1,329,000	1,387,000
BX Commercial Mortgage Trust (a)
Series 2024-GPA3, Class A
5.043% (1 Month SOFR + 1.293%), due 12/15/39 (d)	930,018	930,017
Series 2025-SPOT, Class A
5.193% (1 Month SOFR + 1.443%), due 4/15/40 (d)	792,405	792,900
Series 2024-AIR2, Class A
5.243% (1 Month SOFR + 1.492%), due 10/15/41 (d)	1,718,851	1,720,988
Series 2024-GPA3, Class B
5.392% (1 Month SOFR + 1.642%), due 12/15/39 (d)	642,930	644,323
Series 2024-VLT5, Class A
5.41%, due 11/13/46 (i)	2,250,000	2,278,167
Series 2024-VLT5, Class B
5.801%, due 11/13/46 (i)	523,000	531,353
Series 2024-VLT5, Class C
6.192%, due 11/13/46 (i)	278,000	283,749
Series 2024-AIRC, Class C
6.34% (1 Month SOFR + 2.59%), due 8/15/41 (d)	709,636	714,911
Series 2024-BRBK, Class A
6.614% (1 Month SOFR + 2.88%), due 10/15/41 (d)	1,970,347	1,980,104
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	204,000	195,201

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Trust (a) (continued)
Series 2019-OC11, Class C
3.856%, due 12/9/41	$ 564,000	$ 540,066
Series 2021-LBA, Class AJV
4.665% (1 Month SOFR + 0.914%), due 2/15/36 (d)	1,118,000	1,116,628
Series 2021-LBA, Class AV
4.665% (1 Month SOFR + 0.914%), due 2/15/36 (d)	887,289	886,568
Series 2025-ROIC, Class A
4.894% (1 Month SOFR + 1.144%), due 3/15/30 (d)	2,161,569	2,158,869
Series 2025-DIME, Class A
4.90% (1 Month SOFR + 1.15%), due 2/15/35 (d)	1,685,000	1,680,790
Series 2025-ARIA, Class A
5.031%, due 12/13/42 (i)	2,191,000	2,210,861
Series 2025-ROIC, Class B
5.144% (1 Month SOFR + 1.393%), due 3/15/30 (d)	473,155	471,381
Series 2024-VLT4, Class A
5.242% (1 Month SOFR + 1.491%), due 6/15/41 (d)	1,621,595	1,621,087
Series 2025-GW, Class A
5.35% (1 Month SOFR + 1.60%), due 7/15/42 (d)	1,618,000	1,621,032
Series 2025-VLT7, Class A
5.45% (1 Month SOFR + 1.70%), due 7/15/44 (d)	3,422,000	3,427,303
BXHPP Trust
Series 2021-FILM, Class A
4.514% (1 Month SOFR + 0.764%), due 8/15/36 (a)(d)	415,000	400,597
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	388,823
CONE Trust (a)(d)
Series 2024-DFW1, Class A
5.392% (1 Month SOFR + 1.642%), due 8/15/41	1,117,000	1,115,259
Series 2024-DFW1, Class B
6.041% (1 Month SOFR + 2.291%), due 8/15/41	821,377	821,238
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.299%, due 5/10/46 (a)(i)	445,544	446,742
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
FREMF Mortgage Trust
Series 2023-K511, Class C
5.634%, due 11/25/28 (a)(i)	$ 350,000	$ 329,442
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.384% (1 Month SOFR + 2.65%), due 11/25/41 (a)(d)	2,359,000	2,362,154
GWT
Series 2024-WLF2, Class A
5.441% (1 Month SOFR + 1.691%), due 5/15/41 (a)(d)	1,936,000	1,941,391
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10
4.155%, due 8/5/34 (a)	1,236,485	1,235,300
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A
5.05% (1 Month SOFR + 1.30%), due 3/15/42 (a)(d)	1,491,000	1,489,138
LEX Mortgage Trust
Series 2024-BBG, Class A
4.874%, due 10/13/33 (a)(i)	394,000	396,323
Life Mortgage Trust (a)(d)
Series 2021-BMR, Class C
4.964% (1 Month SOFR + 1.214%), due 3/15/38	98,683	98,262
Series 2022-BMR2, Class A1
5.045% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,187,169
Series 2022-BMR2, Class B
5.544% (1 Month SOFR + 1.794%), due 5/15/39	357,000	322,625
NRTH Commercial Mortgage Trust
Series 2025-PARK, Class A
5.143% (1 Month SOFR + 1.393%), due 10/15/40 (a)(d)	1,479,000	1,480,386
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class A
4.95% (1 Month SOFR + 1.20%), due 3/15/35 (a)(d)	1,986,000	1,978,559
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A
5.292% (1 Month SOFR + 1.542%), due 11/15/34 (a)(d)	2,328,000	2,329,453
SMRT
Series 2022-MINI, Class A
4.751% (1 Month SOFR + 1.00%), due 1/15/39 (a)(d)	1,975,000	1,974,997
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
SREIT Trust
Series 2021-MFP, Class A
4.595% (1 Month SOFR + 0.845%), due 11/15/38 (a)(d)	$ 114,082	$ 114,012
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A
5.043% (1 Month SOFR + 1.293%), due 4/15/42 (a)(d)	562,000	562,712
Trust (The)
Series 2023-MIC, Class A
8.437%, due 12/5/38 (a)(i)	933,823	1,010,261
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.58%, due 12/10/33 (a)(i)	1,489,099	1,567,582
VASA Trust
Series 2021-VASA, Class A
4.765% (1 Month SOFR + 1.014%), due 7/15/39 (a)(d)	525,000	517,464
Wells Fargo Commercial Mortgage Trust (a)
Series 2025-VTT, Class A
5.10%, due 3/15/38 (i)	2,029,000	2,038,373
Series 2021-SAVE, Class A
5.115% (1 Month SOFR + 1.364%), due 2/15/40 (d)	88,897	88,847
		64,008,015
Whole Loan (Collateralized Mortgage Obligations) 2.2%
A&D Mortgage Trust (a)
Series 2025-NQM4, Class A1
5.225%, due 10/25/70 (b)	589,172	590,674
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	992,185	998,787
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (c)	98,103	94,593
Series 2019-5, Class A1
2.593%, due 10/25/49 (c)	21,165	20,958
Series 2019-6, Class A1
2.62%, due 11/25/59 (c)	208,205	206,269
Series 2024-5, Class A1
4.95%, due 7/25/68 (b)	1,421,997	1,423,518
Series 2025-6, Class A1
5.515%, due 4/25/70 (b)	1,150,130	1,160,214
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (c)	564,628	492,704
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Bayview MSR Opportunity Master Fund Trust (a) (continued)
Series 2021-5, Class AF
4.724% (SOFR 30A + 0.85%), due 11/25/51 (d)	$ 738,577	$ 684,816
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
5.074% (SOFR 30A + 1.20%), due 2/25/50 (a)(d)	725,235	714,360
Citigroup Mortgage Loan Trust
Series 2025-LTV1, Class A1
5.237%, due 12/25/55 (a)	1,614,000	1,616,239
Connecticut Avenue Securities Trust (a)(d)
Series 2024-R05, Class 2M1
4.874% (SOFR 30A + 1.00%), due 7/25/44	89,829	89,773
Series 2024-R01, Class 1M1
4.924% (SOFR 30A + 1.05%), due 1/25/44	309,663	309,275
Series 2024-R04, Class 1M1
4.974% (SOFR 30A + 1.10%), due 5/25/44	211,937	211,805
Series 2025-R01, Class 1M1
4.974% (SOFR 30A + 1.10%), due 1/25/45	202,653	202,713
Series 2024-R03, Class 2M1
5.024% (SOFR 30A + 1.15%), due 3/25/44	193,680	193,805
Series 2025-R02, Class 1M1
5.024% (SOFR 30A + 1.15%), due 2/25/45	350,400	350,890
Series 2025-R05, Class 2M1
5.074% (SOFR 30A + 1.20%), due 7/25/45	641,414	642,249
Series 2023-R08, Class 1M1
5.374% (SOFR 30A + 1.50%), due 10/25/43	280,460	280,932
Series 2021-R03, Class 1M2
5.524% (SOFR 30A + 1.65%), due 12/25/41	569,187	572,306
Series 2023-R06, Class 1M1
5.574% (SOFR 30A + 1.70%), due 7/25/43	336,445	337,765
Series 2022-R05, Class 2M1
5.774% (SOFR 30A + 1.90%), due 4/25/42	96,289	96,409

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(d) (continued)
Series 2023-R07, Class 2M1
5.824% (SOFR 30A + 1.95%), due 9/25/43	$ 139,059	$ 139,716
Series 2023-R04, Class 1M1
6.174% (SOFR 30A + 2.30%), due 5/25/43	542,137	552,331
Series 2022-R02, Class 2M2
6.874% (SOFR 30A + 3.00%), due 1/25/42	706,000	718,727
Series 2022-R05, Class 2M2
6.874% (SOFR 30A + 3.00%), due 4/25/42	521,000	532,505
Series 2022-R01, Class 1B1
7.024% (SOFR 30A + 3.15%), due 12/25/41	800,000	815,047
EFMT
Series 2025-RTL1, Class A1
5.221%, due 11/25/40 (a)(b)	771,000	772,739
FHLMC STACR REMIC Trust (a)(d)
Series 2024-DNA3, Class M1
4.874% (SOFR 30A + 1.00%), due 10/25/44	3,702	3,701
Series 2025-DNA1, Class M1
4.924% (SOFR 30A + 1.05%), due 1/25/45	382,056	382,057
Series 2025-DNA3, Class M1
4.974% (SOFR 30A + 1.10%), due 9/25/45	290,590	291,063
Series 2025-HQA1, Class M1
5.024% (SOFR 30A + 1.15%), due 2/25/45	795,331	796,056
Series 2024-DNA2, Class M1
5.074% (SOFR 30A + 1.20%), due 5/25/44	532,900	533,565
Series 2025-DNA2, Class M1
5.074% (SOFR 30A + 1.20%), due 5/25/45	259,069	258,983
Series 2022-DNA2, Class M1A
5.174% (SOFR 30A + 1.30%), due 2/25/42	59,524	59,546
Series 2023-HQA3, Class M1
5.724% (SOFR 30A + 1.85%), due 11/25/43	307,347	309,061
Series 2023-HQA2, Class M1A
5.874% (SOFR 30A + 2.00%), due 6/25/43	20,861	20,893
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(d) (continued)
Series 2023-DNA2, Class M1A
5.965% (SOFR 30A + 2.10%), due 4/25/43	$ 227,705	$ 230,856
Series 2021-HQA3, Class M2
5.974% (SOFR 30A + 2.10%), due 9/25/41	337,312	340,006
Series 2022-HQA1, Class M1A
5.974% (SOFR 30A + 2.10%), due 3/25/42	251,617	252,168
Series 2021-HQA4, Class M2
6.224% (SOFR 30A + 2.35%), due 12/25/41	821,409	828,425
Series 2022-DNA2, Class M2
7.624% (SOFR 30A + 3.75%), due 2/25/42	166,160	171,106
Series 2022-DNA3, Class M2
8.224% (SOFR 30A + 4.35%), due 4/25/42	289,638	301,680
Series 2022-DNA4, Class M2
9.124% (SOFR 30A + 5.25%), due 5/25/42	97,564	103,012
Series 2022-DNA6, Class M2
9.624% (SOFR 30A + 5.75%), due 9/25/42	231,398	249,297
Series 2022-DNA5, Class M2
10.624% (SOFR 30A + 6.75%), due 6/25/42	53,175	57,430
Finance of America Structured Securities Trust
Series 2025-S1, Class A1
3.50%, due 2/25/75 (a)	660,309	641,612
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(c)	633,523	554,249
GCAT Trust
Series 2023-INV1, Class A1
6.00%, due 8/25/53 (a)(c)	1,057,092	1,076,582
Homeward Opportunities Fund Trust (a)(b)
Series 2025-RRTL2, Class A1
5.237%, due 9/25/40	600,000	602,117
Series 2025-RRTL1, Class A1
5.476%, due 3/25/40	1,129,000	1,134,234
Series 2024-RRTL2, Class A1
5.989%, due 9/25/39	766,000	767,808
Series 2024-RTL1, Class A1
7.12%, due 7/25/29	1,726,000	1,727,728
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
J.P. Morgan Mortgage Trust
Series 2025-5MPR, Class A1D
5.50%, due 11/25/55 (a)(b)	$ 482,017	$ 483,829
LHOME Mortgage Trust (a)(b)
Series 2025-RTL3, Class A1
5.239%, due 8/25/40	550,000	551,593
Series 2024-RTL4, Class A1
5.921%, due 7/25/39	1,641,092	1,649,101
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	540,453	545,309
Series 2024-RTL2, Class A1
7.128%, due 3/25/29	421,362	424,197
Mello Mortgage Capital Acceptance (a)
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (b)	465,299	456,891
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (d)	543,659	506,395
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (d)	684,176	637,514
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1
4.25%, due 2/25/65 (a)(c)	710,781	695,699
New Residential Mortgage Loan Trust (a)
Series 2018-2A, Class A1
4.50%, due 2/25/58 (c)	83,453	82,764
Series 2024-NQM2, Class A1
5.117%, due 9/25/64 (c)	836,214	838,485
Series 2024-RTL2, Class A1
5.443%, due 9/25/39 (b)	627,000	631,674
OBX Trust (a)(c)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	237,097	206,895
Series 2022-INV1, Class A18
3.00%, due 12/25/51	627,535	542,891
PRET Trust (a)(b)
Series 2025-RPL2, Class A1
4.00%, due 8/25/64	897,075	877,160
Series 2025-RPL1, Class A1
4.00%, due 7/25/69	814,881	798,376
Series 2025-RPL5, Class A1
4.15%, due 1/25/70	1,543,618	1,516,285
PRPM LLC (a)(b)
Series 2025-RPL4, Class A1
3.00%, due 5/25/55	1,181,028	1,123,036
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
PRPM LLC (a)(b) (continued)
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	$ 311,470	$ 306,867
Series 2025-RCF4, Class A1
4.50%, due 8/25/55	610,877	606,325
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
4.674% (SOFR 30A + 0.80%), due 7/25/51 (d)	488,733	451,851
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (c)	218,922	219,616
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2025-RRTL1, Class A1
5.32%, due 10/25/40	831,000	830,969
Series 2024-RTL6, Class A1
7.439%, due 7/25/30	1,239,333	1,246,608
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(c)	131,520	130,762
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	132,533	117,943
Series 2020-2, Class A19
3.50%, due 3/25/50 (c)	45,840	41,042
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1
5.524%, due 2/25/40 (a)(b)	510,000	512,357
UWM Mortgage Trust
Series 2021-INV1, Class A9
4.972% (SOFR 30A + 0.90%), due 8/25/51 (a)(d)	661,989	616,278
		44,164,066
Total Mortgage-Backed Securities (Cost $109,877,297)		110,145,797
U.S. Government & Federal Agencies 14.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.7%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	81,636	78,909
FHLMC Gold Pools, Other
4.50%, due 5/1/44	217,754	217,488
4.50%, due 3/1/50	324,869	312,012
UMBS Pool, 15 Year
2.50%, due 12/1/33	429,484	415,776
2.50%, due 11/1/34	85,864	81,962
2.50%, due 11/1/34	124,322	118,567

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 15 Year (continued)
2.50%, due 6/1/37	$ 1,237,093	$ 1,178,429
3.00%, due 5/1/31	330,363	324,549
3.00%, due 9/1/32	88,715	86,642
3.00%, due 10/1/32	33,581	32,784
3.00%, due 1/1/33	54,498	53,176
3.00%, due 10/1/34	56,481	54,725
3.00%, due 10/1/34	125,200	121,350
UMBS Pool, 30 Year
2.50%, due 8/1/50	45,871	39,801
2.50%, due 8/1/50	20,599	17,890
2.50%, due 9/1/50	89,633	77,973
2.50%, due 5/1/51	561,109	480,187
2.50%, due 6/1/51	965,198	835,883
2.50%, due 8/1/51	137,941	117,448
2.50%, due 9/1/51	1,860,674	1,603,768
2.50%, due 10/1/51	2,266,772	1,948,022
2.50%, due 11/1/51	712,572	615,612
2.50%, due 1/1/52	125,066	108,460
2.50%, due 1/1/52	200,465	174,180
2.50%, due 2/1/52	310,715	267,778
2.50%, due 2/1/52	10,844	9,325
2.50%, due 3/1/52	51,354	44,258
2.50%, due 3/1/52	1,601,433	1,375,443
2.50%, due 5/1/52	621,242	527,987
2.50%, due 5/1/52	663,377	572,235
3.00%, due 8/1/49	36,990	32,796
3.00%, due 12/1/49	34,924	31,365
3.00%, due 12/1/49	78,543	70,538
3.00%, due 2/1/52	157,110	140,119
3.00%, due 2/1/52	108,201	97,274
3.00%, due 3/1/52	153,494	137,996
3.00%, due 6/1/52	1,327,171	1,178,377
3.00%, due 6/1/52	62,698	56,606
3.00%, due 6/1/52	1,864,778	1,664,028
3.50%, due 7/1/46	67,897	64,103
3.50%, due 12/1/47	524,931	496,600
3.50%, due 2/1/48	123,517	116,326
3.50%, due 3/1/50	2,878	2,687
3.50%, due 4/1/52	37,495	35,262
3.50%, due 4/1/52	48,647	45,309
3.50%, due 4/1/52	164,680	154,553
3.50%, due 4/1/52	154,086	144,507
3.50%, due 4/1/52	149,026	139,976
3.50%, due 6/1/52	321,432	302,827
4.00%, due 3/1/47	18,433	17,840
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
4.00%, due 3/1/48	$ 71,495	$ 69,508
4.00%, due 4/1/48	1,536	1,483
4.00%, due 4/1/48	134,046	130,091
4.00%, due 5/1/48	282,559	273,073
4.00%, due 11/1/48	24,655	23,810
4.00%, due 12/1/48	309,331	298,793
4.00%, due 3/1/50	298,319	287,735
4.50%, due 3/1/48	96,571	95,446
4.50%, due 12/1/48	124,697	124,212
4.50%, due 6/1/49	23,362	23,204
4.50%, due 7/1/49	157,326	155,674
4.50%, due 7/1/49	30,292	29,953
4.50%, due 8/1/49	159,170	157,369
4.50%, due 1/1/50	26,005	25,667
4.50%, due 1/1/50	111,349	110,209
4.50%, due 9/1/50	849,532	843,065
4.50%, due 3/1/52	17,082	16,778
5.00%, due 9/1/48	7,952	8,080
5.00%, due 10/1/52	21,611	21,761
5.00%, due 10/1/52	649,187	655,407
5.00%, due 1/1/53	34,855	35,084
5.00%, due 1/1/53	39,898	40,280
5.00%, due 3/1/53	143,241	144,441
5.00%, due 3/1/53	137,009	137,653
5.00%, due 4/1/53	159,222	160,588
5.00%, due 5/1/53	323,842	326,946
5.00%, due 5/1/53	198,429	200,131
5.00%, due 5/1/53	27,967	28,169
5.00%, due 6/1/53	54,589	55,112
5.00%, due 6/1/53	40,150	40,158
5.00%, due 6/1/53	136,933	137,102
5.00%, due 6/1/53	109,823	109,658
5.00%, due 6/1/53	128,287	128,181
5.50%, due 9/1/52	357,752	367,527
5.50%, due 10/1/52	22,714	23,299
5.50%, due 5/1/53	257,335	264,570
5.50%, due 5/1/53	20,903	21,535
5.50%, due 6/1/53	69,233	71,326
5.50%, due 6/1/53	77,696	79,032
5.50%, due 7/1/53	331,676	341,706
5.50%, due 7/1/53	194,310	200,186
5.50%, due 9/1/53	341,419	353,763
5.50%, due 4/1/54	223,824	231,275
5.50%, due 12/1/54	2,734,493	2,781,737
5.50%, due 5/1/55	447,350	459,318
5.50%, due 6/1/55	124,993	128,814
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
6.00%, due 4/1/40	$ 221,028	$ 233,743
6.00%, due 9/1/53	2,649,673	2,758,020
6.00%, due 9/1/53	1,979,119	2,079,881
6.00%, due 10/1/53	1,302,087	1,348,926
6.50%, due 11/1/53	835,266	890,966
		34,352,153
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.8%
FNMA, Other
2.50%, due 3/1/62	3,262,093	2,686,000
2.50%, due 3/1/62	2,048,679	1,717,405
3.00%, due 2/1/43	9,981	9,205
3.00%, due 5/1/43	52,911	48,797
3.00%, due 2/1/57	653,108	573,080
3.00%, due 6/1/57	10,504	9,192
3.50%, due 8/1/56	784,388	719,626
4.50%, due 6/1/45	87,651	87,544
4.50%, due 7/1/50	747,213	717,644
5.00%, due 7/1/44	138,988	141,390
UMBS, 15 Year
2.50%, due 11/1/34	128,610	122,764
2.50%, due 12/1/36	1,014,711	966,634
3.00%, due 10/1/34	38,656	37,516
3.00%, due 11/1/34	9,741	9,400
3.00%, due 12/1/34	12,501	12,165
UMBS, 30 Year
2.00%, due 7/1/51	182,310	148,288
2.50%, due 8/1/50	96,684	83,805
2.50%, due 8/1/50	3,082,954	2,666,873
2.50%, due 1/1/52	629,659	543,530
2.50%, due 2/1/52	3,070,626	2,635,653
2.50%, due 2/1/52	2,923,682	2,521,113
2.50%, due 2/1/52	1,560,972	1,331,050
2.50%, due 3/1/52	475,228	410,330
2.50%, due 3/1/52	1,306,991	1,126,377
2.50%, due 3/1/52	38,744	33,536
2.50%, due 3/1/52	92,709	79,898
2.50%, due 3/1/52	88,287	76,149
2.50%, due 3/1/52	1,261,950	1,087,565
2.50%, due 3/1/52	116,087	100,045
2.50%, due 3/1/52	1,230,008	1,057,835
2.50%, due 5/1/52	3,211,778	2,766,397
3.00%, due 1/1/43	35,868	33,165
3.00%, due 3/1/47	321,344	292,480
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
3.00%, due 9/1/49	$ 601,551	$ 539,672
3.00%, due 9/1/49	29,768	27,159
3.00%, due 7/1/50	981,701	877,355
3.00%, due 4/1/51	101,334	90,428
3.00%, due 2/1/52	69,111	61,354
3.00%, due 2/1/52	514,391	456,631
3.00%, due 3/1/52	575,226	515,744
3.00%, due 4/1/52	507,303	456,007
3.00%, due 4/1/52	430,711	386,660
3.00%, due 4/1/52	1,083,670	972,411
3.00%, due 6/1/52	70,587	62,674
3.00%, due 7/1/52	722,220	641,249
3.00%, due 7/1/52	304,586	270,439
3.50%, due 8/1/47	51,928	49,422
3.50%, due 12/1/47	15,257	14,522
3.50%, due 12/1/47	20,792	19,746
3.50%, due 1/1/48	128,113	120,880
3.50%, due 3/1/48	25,042	23,802
3.50%, due 1/1/52	137,743	130,047
3.50%, due 2/1/52	376,469	354,930
3.50%, due 3/1/52	2,246,445	2,109,868
3.50%, due 3/1/52	249,080	234,663
3.50%, due 4/1/52	76,586	71,555
3.50%, due 4/1/52	218,864	204,065
3.50%, due 4/1/52	401,307	375,634
3.50%, due 4/1/52	75,759	71,071
3.50%, due 4/1/52	137,995	129,167
3.50%, due 4/1/52	317,498	298,033
3.50%, due 4/1/52	560,078	520,775
3.50%, due 5/1/52	222,408	208,202
3.50%, due 5/1/52	942,151	877,675
3.50%, due 6/1/52	1,374,025	1,290,484
3.50%, due 6/1/52	798,378	751,631
3.50%, due 7/1/52	197,432	185,429
3.50%, due 7/1/52	69,981	66,184
3.50%, due 8/1/52	138,326	129,996
4.00%, due 5/1/45	34,246	32,986
4.00%, due 1/1/48	294,979	286,677
4.00%, due 1/1/48	526,314	510,871
4.00%, due 3/1/48	88,837	86,392
4.00%, due 11/1/48	275,732	266,246
4.00%, due 12/1/48	40,946	39,537
4.00%, due 3/1/49	134,133	129,150
4.00%, due 4/1/50	109,354	104,958
4.00%, due 8/1/50	95,847	91,970
4.00%, due 3/1/51	22,498	21,714

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
4.00%, due 5/1/52	$ 479,563	$ 463,138
4.50%, due 11/1/42	39,251	39,506
4.50%, due 10/1/44	115,014	115,091
4.50%, due 3/1/45	191,712	191,842
4.50%, due 3/1/48	104,704	103,993
4.50%, due 8/1/48	57,745	57,046
4.50%, due 6/1/49	15,795	15,650
4.50%, due 8/1/49	24,826	24,558
4.50%, due 1/1/50	34,311	33,810
4.50%, due 10/1/50	567,650	562,177
4.50%, due 12/1/50	754,731	745,803
4.50%, due 4/1/52	20,371	19,937
4.50%, due 4/1/52	25,516	24,996
4.50%, due 4/1/52	64,104	62,882
4.50%, due 4/1/52	49,257	48,567
4.50%, due 4/1/52	21,519	21,137
4.50%, due 4/1/52	36,247	35,552
4.50%, due 5/1/52	99,987	98,070
4.50%, due 7/1/52	392,235	387,292
4.50%, due 7/1/53	360,650	358,600
4.50%, due 8/1/53	313,816	311,838
5.00%, due 5/1/48	79,613	80,891
5.00%, due 10/1/52	156,160	157,656
5.00%, due 10/1/52	349,507	352,856
5.00%, due 1/1/53	196,715	198,698
5.00%, due 1/1/53	68,768	69,054
5.00%, due 2/1/53	80,589	81,401
5.00%, due 3/1/53	41,570	41,793
5.00%, due 4/1/53	91,951	92,555
5.00%, due 5/1/53	50,113	50,443
5.00%, due 6/1/53	71,434	71,975
5.00%, due 6/1/53	55,195	55,558
5.00%, due 8/1/53	59,221	59,744
5.50%, due 3/1/53	13,112	13,509
5.50%, due 4/1/53	7,501	7,727
5.50%, due 5/1/53	7,057	7,276
5.50%, due 5/1/53	13,738	14,154
5.50%, due 6/1/53	29,770	30,623
5.50%, due 7/1/53	79,000	81,389
5.50%, due 7/1/53	40,381	41,537
5.50%, due 9/1/53	2,974,352	3,060,782
5.50%, due 11/1/53	475,908	492,229
5.50%, due 3/1/54	879,239	908,102
6.00%, due 2/1/37	14,985	15,848
6.00%, due 1/1/54	1,122,061	1,180,387
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
6.00%, due 3/1/54	$ 961,862	$ 1,010,000
6.00%, due 8/1/55	676,768	699,941
UMBS, Single Family, 30 Year TBA (j)
2.50%, due 1/25/56	7,056,000	5,963,974
3.00%, due 1/25/56	128,000	113,195
3.50%, due 2/25/56	403,867	372,078
5.00%, due 1/25/56	9,337,000	9,310,740
5.50%, due 1/25/56	7,631,000	7,737,701
		76,113,817
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
GNMA I, 30 Year
4.00%, due 1/15/45	292,539	283,377
4.50%, due 8/15/46	331,992	329,094
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	235,713	225,686
4.00%, due 8/15/47	31,186	30,020
4.00%, due 11/15/47	13,184	12,742
4.00%, due 12/15/47	50,174	48,022
GNMA II, 30 Year
2.50%, due 1/20/52	1,753,746	1,497,087
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,075,561	1,791,315
2.50%, due 1/15/56 TBA (j)	5,291,214	4,563,259
3.00%, due 11/20/46	1,626,752	1,483,816
3.00%, due 4/20/51	1,564,863	1,408,225
3.00%, due 7/20/51	1,054,274	948,529
3.00%, due 8/20/51	2,417,290	2,174,833
3.50%, due 5/20/49	2,136,140	1,973,776
4.00%, due 8/20/47	12,999	12,345
4.00%, due 8/20/47	40,290	38,185
4.00%, due 8/20/47	12,557	11,913
4.00%, due 6/20/48	142,528	136,952
4.00%, due 1/15/56 TBA (j)	3,120,650	2,947,430
4.50%, due 2/20/48	28,758	28,593
4.50%, due 5/20/48	19,359	18,916
4.50%, due 5/20/48	51,589	50,401
5.00%, due 8/20/48	163,081	165,771
5.00%, due 1/15/56 TBA (j)	1,144,836	1,142,130
		21,322,417
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Bonds 2.6%
U.S. Treasury Bonds
4.625%, due 11/15/45	$ 34,397,000	$ 33,612,319
4.75%, due 8/15/55	18,395,000	18,084,584
		51,696,903
United States Treasury Notes 5.4%
U.S. Treasury Notes
3.50%, due 12/15/28	12,205,000	12,190,697
3.50%, due 11/30/30	50,207,000	49,701,008
3.625%, due 10/31/30	619,000	616,388
3.75%, due 11/30/32	13,826,000	13,666,137
3.875%, due 5/31/27	3,190,000	3,206,324
4.00%, due 11/15/35	30,977,600	30,532,297
		109,912,851
Total U.S. Government & Federal Agencies (Cost $296,218,317)		293,398,141
Total Long-Term Bonds (Cost $692,832,872)		694,813,235

	Shares

Common Stocks 64.4%
Aerospace & Defense 1.4%
GE Aerospace	56,223	17,318,371
Howmet Aerospace, Inc.	49,844	10,219,017
		27,537,388
Banks 2.0%
JPMorgan Chase & Co.	96,664	31,147,074
PNC Financial Services Group, Inc. (The)	47,592	9,933,878
		41,080,952
Beverages 0.6%
Monster Beverage Corp. (k)	144,945	11,112,933
Biotechnology 1.9%
AbbVie, Inc.	69,631	15,909,987
Amgen, Inc.	30,607	10,017,977
Vertex Pharmaceuticals, Inc. (k)	28,105	12,741,683
		38,669,647
Broadline Retail 3.1%
Amazon.com, Inc. (k)	267,985	61,856,297
	Shares	Value

Building Products 0.6%
Trane Technologies plc	30,046	$ 11,693,903
Capital Markets 4.4%
Charles Schwab Corp. (The)	146,108	14,597,650
CME Group, Inc.	50,478	13,784,532
Coinbase Global, Inc., Class A (k)	5,183	1,172,084
Goldman Sachs Group, Inc. (The)	19,202	16,878,558
Intercontinental Exchange, Inc.	86,413	13,995,449
Moody's Corp.	19,522	9,972,814
Morgan Stanley	104,956	18,632,839
		89,033,926
Chemicals 0.3%
Ecolab, Inc.	24,065	6,317,544
Communications Equipment 0.5%
Motorola Solutions, Inc.	28,700	11,001,284
Consumer Finance 1.4%
American Express Co.	76,415	28,269,729
Consumer Staples Distribution & Retail 0.5%
Costco Wholesale Corp.	10,976	9,465,044
Electrical Equipment 0.8%
Eaton Corp. plc	40,803	12,996,164
Emerson Electric Co.	17,860	2,370,379
		15,366,543
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	137,070	18,523,640
Entertainment 1.8%
Netflix, Inc. (k)	170,219	15,959,733
Walt Disney Co. (The)	176,197	20,045,933
		36,005,666
Financial Services 1.8%
Mastercard, Inc., Class A	64,879	37,038,123
Ground Transportation 1.3%
Uber Technologies, Inc. (k)	193,195	15,785,963
Union Pacific Corp.	42,428	9,814,445
		25,600,408
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	129,694	16,249,361

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Janus Henderson Balanced Portfolio

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc. (k)	18,319	$ 10,375,149
Stryker Corp.	45,840	16,111,385
		42,735,895
Health Care Providers & Services 0.4%
HCA Healthcare, Inc.	18,348	8,565,947
Hotels, Restaurants & Leisure 2.3%
Booking Holdings, Inc.	3,850	20,618,021
Hilton Worldwide Holdings, Inc.	36,053	10,356,224
Royal Caribbean Cruises Ltd.	55,290	15,421,487
		46,395,732
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp.	30,911	4,986,872
Insurance 1.1%
Progressive Corp. (The)	97,332	22,164,443
Interactive Media & Services 6.2%
Alphabet, Inc., Class C	267,662	83,992,336
Meta Platforms, Inc., Class A	61,713	40,736,134
		124,728,470
IT Services 0.2%
Accenture plc, Class A	15,510	4,161,333
Life Sciences Tools & Services 1.3%
Danaher Corp.	59,099	13,528,943
Thermo Fisher Scientific, Inc.	22,244	12,889,286
		26,418,229
Machinery 0.4%
Deere & Co.	18,190	8,468,718
Oil, Gas & Consumable Fuels 0.7%
Chevron Corp.	95,036	14,484,437
Pharmaceuticals 3.2%
Eli Lilly & Co.	30,878	33,183,969
Johnson & Johnson	88,001	18,211,807
Zoetis, Inc.	104,634	13,165,050
		64,560,826
Semiconductors & Semiconductor Equipment 10.2%
Broadcom, Inc.	140,972	48,790,409
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	14,978	$ 18,199,468
Lam Research Corp.	121,896	20,866,157
NVIDIA Corp.	631,477	117,770,461
		205,626,495
Software 6.9%
Adobe, Inc. (k)	24,988	8,745,550
Cadence Design Systems, Inc. (k)	29,468	9,211,108
Intuit, Inc.	21,458	14,214,208
Microsoft Corp.	179,889	86,997,918
Oracle Corp.	60,289	11,750,929
ServiceNow, Inc. (k)	49,255	7,545,374
		138,465,087
Specialty Retail 1.3%
Home Depot, Inc. (The)	43,489	14,964,565
TJX Cos., Inc. (The)	69,145	10,621,363
		25,585,928
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	211,062	57,379,315
Dell Technologies, Inc., Class C	45,369	5,711,050
		63,090,365
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	172,700	11,002,717
Tobacco 1.0%
Philip Morris International, Inc.	121,042	19,415,137
Total Common Stocks (Cost $719,208,285)		1,299,429,658
Short-Term Investments 2.6%
Affiliated Investment Company 2.4%
NYLI U.S. Government Liquidity Fund, 3.569% (l)(m)	47,591,024	47,591,024
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 3.751% (m)(n)	4,086,109	4,086,109
Total Short-Term Investments (Cost $51,677,133)		51,677,133
Total Investments (Cost $1,463,718,290)	101.5%	2,045,920,026
Other Assets, Less Liabilities	(1.5)	(30,012,503)
Net Assets	100.0%	$ 2,015,907,523

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments December 31, 2025†^ (continued)
†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of December 31, 2025.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2025.
(d)	Floating rate—Rate shown was the rate in effect as of December 31, 2025.
(e)	Restricted security. (See Note 5)
(f)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2025.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $4,459,437; the total market value of collateral held by the Portfolio was $4,889,008. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $802,899. The Portfolio received cash collateral with a value of $4,086,109. (See Note 2(K))
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2025.
(j)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of December 31, 2025, the total net market value was $32,150,507, which represented 1.6% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(k)	Non-income producing security.
(l)	As of December 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's's share class.
(m)	Current yield as of December 31, 2025.
(n)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Janus Henderson Balanced Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 43,450	$ 314,386	$ (310,245)	$ —	$ —	$ 47,591	$ 1,784	$ —	47,591

Futures Contracts
As of December 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	812	March 2026	$ 169,647,158	$ 169,536,718	$ (110,440)
U.S. Treasury 5 Year Notes	953	March 2026	104,600,087	104,167,368	(432,719)
U.S. Treasury Long Bonds	157	March 2026	18,428,815	18,148,219	(280,596)
U.S. Treasury Ultra Bonds	52	March 2026	6,248,941	6,136,000	(112,941)
Total Long Contracts					(936,696)
Short Contracts
U.S. Treasury 10 Year Notes	(198)	March 2026	(22,436,665)	(22,262,625)	174,040
U.S. Treasury 10 Year Ultra Bonds	(108)	March 2026	(12,476,568)	(12,421,688)	54,880
Total Short Contracts					228,920
Net Unrealized Depreciation					$ (707,776)

1.	As of December 31, 2025, cash in the amount of $2,830,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments December 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 105,002,728	$ —	$ 105,002,728
Corporate Bonds	—	170,401,668	—	170,401,668
Loan Assignments	—	15,864,901	—	15,864,901
Mortgage-Backed Securities	—	110,145,797	—	110,145,797
U.S. Government & Federal Agencies	—	293,398,141	—	293,398,141
Total Long-Term Bonds	—	694,813,235	—	694,813,235
Common Stocks	1,299,429,658	—	—	1,299,429,658
Short-Term Investments
Affiliated Investment Company	47,591,024	—	—	47,591,024
Unaffiliated Investment Company	4,086,109	—	—	4,086,109
Total Short-Term Investments	51,677,133	—	—	51,677,133
Total Investments in Securities	1,351,106,791	694,813,235	—	2,045,920,026
Other Financial Instruments
Futures Contracts (b)	228,920	—	—	228,920
Total Investments in Securities and Other Financial Instruments	$ 1,351,335,711	$ 694,813,235	$ —	$ 2,046,148,946
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (936,696)	$ —	$ —	$ (936,696)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Janus Henderson Balanced Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,416,127,266) including securities on loan of $4,459,437	$1,998,329,002
Investment in affiliated investment companies, at value (identified cost $47,591,024)	47,591,024
Cash	156,774
Cash denominated in foreign currencies (identified cost $4)	4
Cash collateral on deposit at broker for futures contracts	2,830,000
Receivables:
Dividends and interest	5,595,706
Portfolio shares sold	1,181,288
Investment securities sold	371,337
Securities lending	15,465
Other assets	7,701
Total assets	2,056,078,301
Liabilities
Cash collateral received for securities on loan	4,086,109
Payables:
Investment securities purchased	33,983,102
Manager (See Note 3)	918,317
Portfolio shares redeemed	601,686
Distribution/Service fees (See Note 3)	342,671
Variation margin on futures contracts	162,084
Professional fees	46,808
Custodian	29,976
Shareholder communication	25
Total liabilities	40,170,778
Net assets	$2,015,907,523
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$117,161
Additional paid-in-capital	1,303,540,104
1,303,657,265
Total distributable earnings (loss)	712,250,258
Net assets	$2,015,907,523
Initial Class
Net assets applicable to outstanding shares	$397,854,770
Shares of beneficial interest outstanding	22,925,306
Net asset value per share outstanding	$17.35
Service Class
Net assets applicable to outstanding shares	$1,618,052,753
Shares of beneficial interest outstanding	94,236,167
Net asset value per share outstanding	$17.17

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$33,588,689
Dividends-unaffiliated (net of foreign tax withholding of $6,168)	11,422,467
Dividends-affiliated	1,783,900
Securities lending, net	98,460
Total income	46,893,516
Expenses
Manager (See Note 3)	10,059,102
Distribution/Service—Service Class (See Note 3)	3,714,031
Shareholder communication	273,115
Professional fees	218,913
Custodian	191,390
Trustees	44,873
Miscellaneous	68,352
Total expenses	14,569,776
Net investment income (loss)	32,323,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	95,617,300
Futures transactions	1,636,684
Swap transactions	(44,129)
Net realized gain (loss)	97,209,855
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	128,766,259
Futures contracts	1,240,941
Net change in unrealized appreciation (depreciation)	130,007,200
Net realized and unrealized gain (loss)	227,217,055
Net increase (decrease) in net assets resulting from operations	$259,540,795
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Janus Henderson Balanced Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$32,323,740	$31,806,569
Net realized gain (loss)	97,209,855	94,936,060
Net change in unrealized appreciation (depreciation)	130,007,200	109,013,185
Net increase (decrease) in net assets resulting from operations	259,540,795	235,755,814
Distributions to shareholders:
Initial Class	(24,900,173)	(6,952,058)
Service Class	(97,508,003)	(22,217,889)
Total distributions to shareholders	(122,408,176)	(29,169,947)
Capital share transactions:
Net proceeds from sales of shares	251,819,190	224,613,437
Net asset value of shares issued to shareholders in reinvestment of distributions	122,408,176	29,169,947
Cost of shares redeemed	(251,474,253)	(237,177,389)
Increase (decrease) in net assets derived from capital share transactions	122,753,113	16,605,995
Net increase (decrease) in net assets	259,885,732	223,191,862
Net Assets
Beginning of year	1,756,021,791	1,532,829,929
End of year	$2,015,907,523	$1,756,021,791
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$16.09	$14.16	$12.95	$17.04	$15.21
Net investment income (loss) (a)	0.33	0.32	0.30	0.21	0.17
Net realized and unrealized gain (loss)	2.07	1.91	1.65	(3.06)	2.42
Total from investment operations	2.40	2.23	1.95	(2.85)	2.59
Less distributions:
From net investment income	(0.32)	(0.30)	(0.20)	(0.17)	(0.22)
From net realized gain on investments	(0.82)	—	(0.54)	(1.07)	(0.54)
Total distributions	(1.14)	(0.30)	(0.74)	(1.24)	(0.76)
Net asset value at end of year	$17.35	$16.09	$14.16	$12.95	$17.04
Total investment return (b)	15.05%	15.72%	15.52%	(16.39)%	17.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.93%	2.10%	2.18%	1.43%	1.03%
Net expenses (c)	0.58%	0.57%	0.57%	0.57%	0.57%
Portfolio turnover rate	103%	122%	143%	197%	103%(d)
Net assets at end of year (in 000's)	$397,855	$377,172	$362,920	$348,495	$453,022

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 60% for the year ended December 31, 2021.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.94	$14.04	$12.84	$16.90	$15.10
Net investment income (loss) (a)	0.28	0.28	0.26	0.17	0.12
Net realized and unrealized gain (loss)	2.05	1.88	1.65	(3.03)	2.41
Total from investment operations	2.33	2.16	1.91	(2.86)	2.53
Less distributions:
From net investment income	(0.28)	(0.26)	(0.17)	(0.13)	(0.19)
From net realized gain on investments	(0.82)	—	(0.54)	(1.07)	(0.54)
Total distributions	(1.10)	(0.26)	(0.71)	(1.20)	(0.73)
Net asset value at end of year	$17.17	$15.94	$14.04	$12.84	$16.90
Total investment return (b)	14.76%	15.43%	15.23%	(16.60)%	17.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.68%	1.85%	1.93%	1.18%	0.77%
Net expenses (c)	0.83%	0.82%	0.82%	0.82%	0.82%
Portfolio turnover rate	103%	122%	143%	197%	103%(d)
Net assets at end of year (in 000's)	$1,618,053	$1,378,850	$1,169,910	$1,021,306	$1,253,044

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 60% for the year ended December 31, 2021.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Janus Henderson Balanced Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

27

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes

28	NYLI VP Janus Henderson Balanced Portfolio

valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the
29

Notes to Financial Statements (continued)
expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold

30	NYLI VP Janus Henderson Balanced Portfolio

the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in a multilateral or other trade facility platforms, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Credit Default Swaps : The Portfolio may enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation. The types of reference obligations underlying the swaps that may be entered into by the Portfolio include debt obligations of a single issuer of corporate or sovereign debt, a basket of obligations of different issuers or a credit index. A credit index is an equally-weighted credit default swap index that is designed to track a representative segment of the credit default swap market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides an investor with exposure to specific "baskets" of issuers of certain debt instruments. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically. Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default. Selling protection in a credit default swap effectively adds leverage to a portfolio up to the notional amount of the swap agreement. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(K) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities
31

Notes to Financial Statements (continued)
and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds"), which are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or a total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio’s investments may include loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, both debt and equity securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets

32	NYLI VP Janus Henderson Balanced Portfolio

can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(N) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(O) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio utilized credit default swap agreements to manage its exposure to credit risk.
Fair value of derivative instruments as of December 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$228,920
Total Fair Value	$228,920

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(936,696)
Total Fair Value	$(936,696)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Credit Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$1,636,684	$1,636,684
Swap Transactions	(44,129)	—	(44,129)
Total Net Realized Gain (Loss)	$(44,129)	$1,636,684	$1,592,555

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$1,240,941
Total Net Change in Unrealized Appreciation (Depreciation)	$1,240,941

Average Notional Amount	Total
Futures Contracts Long	$265,905,194
Futures Contracts Short	$(23,900,255)
Swap Contracts Long (a)	$33,000,000

(a)	Positions were open for two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Janus Henderson Investors US LLC (“Janus” or the “Subadvisor”), a registered investment adviser and wholly-owned subsidiary of Janus Henderson Group plc, doing business as Janus Henderson Investors, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio.
33

Notes to Financial Statements (continued)
Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Janus, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.55% up to $1 billion; 0.525% from $1 billion to $2 billion; and 0.515% in excess of $2 billion. During the year ended December 31, 2025, the effective management fee rate was 0.54% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $10,059,102 and paid the Subadvisor fees in the amount of $4,721,087.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,464,716,135	$599,130,652	$(17,950,329)	$581,180,323
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$34,576,672	$96,569,453	$—	$581,104,133	$712,250,258
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$35,245,058	$29,169,947
Long-Term Capital Gains	87,163,118	—
Total	$122,408,176	$29,169,947
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.

Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of December 31, 2025, restricted securities held by the Portfolio were as follows:
Security	Date of Acquisition	Principal Amount	Cost	12/31/25 Value	Percent of Net Assets
Libra Solutions LLC
Asset-Backed Securities 5.88%, due 9/30/38	9/27/24	$ 327,000	$ 326,952	$ 327,129	0.0% ‡

‡	Less than one-tenth of a percent.
34	NYLI VP Janus Henderson Balanced Portfolio

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of U.S. government securities were $957,098 and $884,302, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $999,393 and $1,035,070, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	666,612	$11,274,064
Shares issued to shareholders in reinvestment of distributions	1,454,237	24,900,173
Shares redeemed	(2,633,013)	(44,288,633)
Net increase (decrease)	(512,164)	$(8,114,396)
Year ended December 31, 2024:
Shares sold	344,513	$5,374,990
Shares issued to shareholders in reinvestment of distributions	433,023	6,952,058
Shares redeemed	(2,962,912)	(45,743,691)
Net increase (decrease)	(2,185,376)	$(33,416,643)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	14,424,796	$240,545,126
Shares issued to shareholders in reinvestment of distributions	5,752,549	97,508,003
Shares redeemed	(12,446,661)	(207,185,620)
Net increase (decrease)	7,730,684	$130,867,509
Year ended December 31, 2024:
Shares sold	14,267,484	$219,238,447
Shares issued to shareholders in reinvestment of distributions	1,396,412	22,217,889
Shares redeemed	(12,495,664)	(191,433,698)
Net increase (decrease)	3,168,232	$50,022,638
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Janus Henderson Balanced Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Janus Henderson Balanced Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
36	NYLI VP Janus Henderson Balanced Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
37

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
44

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
45

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
46

NYLI VP MacKay Convertible Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Principal Amount	Value
Convertible Securities 94.8%
Convertible Bonds 85.8%
Aerospace & Defense 1.0%
AeroVironment, Inc.
(zero coupon), due 7/15/30	$ 4,625,000	$ 5,029,687
BWX Technologies, Inc.
(zero coupon), due 11/1/30 (a)	8,720,000	8,331,960
		13,361,647
Automobile Components 1.1%
Patrick Industries, Inc.
1.75%, due 12/1/28	8,966,000	15,260,132
Automobiles 1.4%
Ford Motor Co.
(zero coupon), due 3/15/26	8,850,000	9,212,850
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	10,247,534
		19,460,384
Biotechnology 6.5%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27 (b)	5,744,000	8,459,763
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	8,118,000	7,796,527
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,325,000	15,007,281
Halozyme Therapeutics, Inc. (a)
(zero coupon), due 2/15/31	7,628,000	7,645,544
0.875%, due 11/15/32	7,627,000	7,760,473
Ionis Pharmaceuticals, Inc.
(zero coupon), due 12/1/30 (a)	9,150,000	9,767,625
1.75%, due 6/15/28	4,583,000	7,296,365
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	10,041,000	25,952,973
		89,686,551
Broadline Retail 1.3%
Etsy, Inc.
0.125%, due 10/1/26	17,222,000	17,434,692
Commercial Services & Supplies 2.0%
Tetra Tech, Inc.
2.25%, due 8/15/28 (b)	24,804,000	26,973,110
Communications Equipment 3.0%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	14,515,000	41,237,115
	Principal Amount	Value

Construction & Engineering 0.8%
Fluor Corp.
1.125%, due 8/15/29	$ 10,096,000	$ 11,526,603
Consumer Finance 0.8%
Upstart Holdings, Inc.
1.00%, due 11/15/30	12,436,000	10,897,045
Consumer Staples Distribution & Retail 1.0%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	8,827,000	13,427,632
Electric Utilities 1.7%
PG&E Corp.
4.25%, due 12/1/27	19,981,000	20,582,428
Southern Co. (The)
3.25%, due 6/15/28 (a)	3,035,000	3,036,518
		23,618,946
Electrical Equipment 0.4%
Bloom Energy Corp.
(zero coupon), due 11/15/30 (a)	6,475,000	5,665,625
Electronic Equipment, Instruments & Components 5.2%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	19,979,000	32,805,518
Avnet, Inc.
1.75%, due 9/1/30 (a)	9,200,000	9,089,600
Mirion Technologies, Inc.
0.25%, due 6/1/30 (a)	9,354,000	11,615,330
OSI Systems, Inc.
0.50%, due 2/1/31 (a)	17,392,000	17,143,294
		70,653,742
Energy Equipment & Services 0.1%
Oil States International, Inc.
4.75%, due 4/1/26	1,183,000	1,187,141
Entertainment 4.4%
IMAX Corp.
0.75%, due 11/15/30 (a)	10,481,000	11,500,277
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	14,461,000	18,329,317
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (b)	14,525,000	15,294,825

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Entertainment (continued)
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	$ 14,595,000	$ 14,689,868
		59,814,287
Financial Services 3.1%
Affirm Holdings, Inc.
0.75%, due 12/15/29	11,989,000	13,304,792
Euronet Worldwide, Inc.
0.625%, due 10/1/30 (a)	6,930,000	6,336,619
Global Payments, Inc.
1.50%, due 3/1/31	4,518,000	4,063,941
Shift4 Payments, Inc.
0.50%, due 8/1/27	19,960,000	19,231,460
		42,936,812
Food Products 2.4%
Freshpet, Inc.
3.00%, due 4/1/28	8,896,000	10,421,664
Post Holdings, Inc.
2.50%, due 8/15/27	20,980,000	22,626,930
		33,048,594
Ground Transportation 1.8%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	18,821,000	24,457,889
Health Care Equipment & Supplies 8.5%
DexCom, Inc.
0.375%, due 5/15/28	14,468,000	13,321,411
Integer Holdings Corp.
1.875%, due 3/15/30 (a)	26,747,000	24,821,216
iRhythm Technologies, Inc.
1.50%, due 9/1/29	15,134,000	21,187,600
Lantheus Holdings, Inc.
2.625%, due 12/15/27	25,213,000	28,950,827
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (a)	23,817,000	28,806,662
		117,087,716
Health Care REITs 2.2%
Welltower OP LLC
3.125%, due 7/15/29 (a)	19,862,000	30,041,275
Health Care Technology 0.5%
Teladoc Health, Inc.
1.25%, due 6/1/27 (b)	7,689,000	7,342,995
	Principal Amount	Value

Hotels, Restaurants & Leisure 2.4%
DoorDash, Inc.
(zero coupon), due 5/15/30 (a)	$ 11,595,000	$ 12,139,965
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	3,083,444
NCL Corp. Ltd.
1.125%, due 2/15/27	17,380,000	17,380,000
		32,603,409
Household Durables 1.1%
Meritage Homes Corp.
1.75%, due 5/15/28 (b)	15,293,000	15,117,067
IT Services 3.1%
Akamai Technologies, Inc.
0.375%, due 9/1/27	10,157,000	10,207,785
Cloudflare, Inc.
(zero coupon), due 6/15/30 (a)	11,620,000	12,659,990
Snowflake, Inc.
(zero coupon), due 10/1/27	12,819,000	19,061,853
		41,929,628
Life Sciences Tools & Services 0.3%
Tempus AI, Inc.
0.75%, due 7/15/30 (a)	3,270,000	3,492,360
Machinery 0.7%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	10,211,290
Media 0.7%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	9,771,000	9,687,947
Metals & Mining 0.5%
MP Materials Corp.
3.00%, due 3/1/30 (a)	2,823,000	7,053,266
Oil, Gas & Consumable Fuels 0.9%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,390,000	11,984,228
Pharmaceuticals 0.9%
Zoetis, Inc.
0.25%, due 6/15/29 (a)(b)	12,216,000	12,613,020

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay Convertible Portfolio

	Principal Amount	Value
Convertible Bonds (continued)
Professional Services 2.2%
Parsons Corp.
2.625%, due 3/1/29 (b)	$ 12,237,000	$ 12,610,228
Planet Labs PBC
0.50%, due 10/15/30 (a)	9,280,000	17,318,800
		29,929,028
Semiconductors & Semiconductor Equipment 5.1%
Impinj, Inc.
1.125%, due 5/15/27	4,870,000	7,946,866
MKS, Inc.
1.25%, due 6/1/30	16,357,000	20,904,246
Nova Ltd.
(zero coupon), due 9/15/30 (a)	8,545,000	10,647,070
ON Semiconductor Corp.
(zero coupon), due 5/1/27	13,475,000	16,075,675
Semtech Corp.
(zero coupon), due 10/15/30 (a)	5,222,000	5,545,764
Synaptics, Inc.
0.75%, due 12/1/31	7,650,000	8,093,700
		69,213,321
Software 13.8%
Check Point Software Technologies Ltd.
(zero coupon), due 12/15/30 (a)	9,785,000	9,770,322
CyberArk Software Ltd.
(zero coupon), due 6/15/30 (a)	8,888,000	9,519,048
Datadog, Inc.
(zero coupon), due 12/1/29	15,880,000	15,899,850
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	12,189,661
Five9, Inc.
1.00%, due 3/15/29	6,540,000	5,902,350
Guidewire Software, Inc.
1.25%, due 11/1/29	12,490,000	13,763,980
Life360, Inc.
(zero coupon), due 6/1/30 (a)	7,880,000	8,461,150
Nebius Group NV
1.00%, due 9/15/30 (a)	6,928,000	6,803,296
Nutanix, Inc.
0.50%, due 12/15/29	13,080,000	12,648,360
Progress Software Corp.
3.50%, due 3/1/30	12,268,000	12,442,819
Q2 Holdings, Inc.
0.75%, due 6/1/26	11,971,000	12,126,623
Rapid7, Inc.
1.25%, due 3/15/29	6,375,000	5,831,213
	Principal Amount	Value

Software (continued)
Rubrik, Inc.
(zero coupon), due 6/15/30 (a)	$ 6,970,000	$ 6,861,965
Tyler Technologies, Inc.
0.25%, due 3/15/26	15,238,000	15,443,713
Unity Software, Inc.
(zero coupon), due 3/15/30 (a)(b)	11,474,000	16,608,615
Vertex, Inc.
0.75%, due 5/1/29	8,938,000	8,490,430
Workiva, Inc.
1.25%, due 8/15/28	8,290,000	8,200,883
Zscaler, Inc.
(zero coupon), due 7/15/28 (a)	8,100,000	7,597,800
		188,562,078
Specialty Retail 1.1%
Burlington Stores, Inc.
1.25%, due 12/15/27	10,100,000	15,008,600
Technology Hardware, Storage & Peripherals 3.8%
Seagate HDD Cayman
3.50%, due 6/1/28	5,575,000	18,751,512
Western Digital Corp.
3.00%, due 11/15/28	7,380,000	33,846,894
		52,598,406
Total Convertible Bonds (Cost $1,016,158,111)		1,175,123,581

	Shares

Convertible Preferred Stocks 9.0%
Aerospace & Defense 1.7%
Boeing Co. (The)
6.00%	339,400	23,438,964
Capital Markets 0.7%
Ares Management Corp.
Series B
6.75%	199,650	10,062,360
Electric Utilities 0.6%
NextEra Energy, Inc.
7.299%	154,050	7,975,168
Financial Services 1.7%
Apollo Global Management, Inc.
6.75%	308,350	23,286,592
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Convertible Preferred Stocks (continued)
Semiconductors & Semiconductor Equipment 1.1%
Microchip Technology, Inc.
7.50% (b)	247,350	$ 14,415,558
Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise Co.
7.625%	252,600	16,845,894
Trading Companies & Distributors 2.0%
QXO, Inc.
5.50%	493,888	27,237,923
Total Convertible Preferred Stocks (Cost $103,146,183)		123,262,459
Total Convertible Securities (Cost $1,119,304,294)		1,298,386,040
Short-Term Investments 7.2%
Affiliated Investment Company 5.0%
NYLI U.S. Government Liquidity Fund, 3.569% (c)(d)	68,125,791	68,125,791
Unaffiliated Investment Companies 2.2%
Invesco Government & Agency Portfolio, 3.751% (d)(e)	21,008,819	21,008,819
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.793% (d)(e)	10,000,000	10,000,000
		31,008,819
Total Short-Term Investments (Cost $99,134,610)		99,134,610
Total Investments (Cost $1,218,438,904)	102.0%	1,397,520,650
Other Assets, Less Liabilities	(2.0)	(27,950,491)
Net Assets	100.0%	$ 1,369,570,159

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $35,715,304; the total market value of collateral held by the Portfolio was $36,801,473. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,792,654. The Portfolio received cash collateral with a value of $31,008,819. (See Note 2(H))
(c)	As of December 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's's share class.
(d)	Current yield as of December 31, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 37,190	$ 752,151	$ (721,215)	$ —	$ —	$ 68,126	$ 2,133	$ —	68,126

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay Convertible Portfolio

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,175,123,581	$ —	$ 1,175,123,581
Convertible Preferred Stocks	123,262,459	—	—	123,262,459
Total Convertible Securities	123,262,459	1,175,123,581	—	1,298,386,040
Short-Term Investments
Affiliated Investment Company	68,125,791	—	—	68,125,791
Unaffiliated Investment Companies	31,008,819	—	—	31,008,819
Total Short-Term Investments	99,134,610	—	—	99,134,610
Total Investments in Securities	$ 222,397,069	$ 1,175,123,581	$ —	$ 1,397,520,650

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,150,313,113) including securities on loan of $35,715,304	$1,329,394,859
Investment in affiliated investment companies, at value (identified cost $68,125,791)	68,125,791
Receivables:
Dividends and interest	4,166,013
Portfolio shares sold	423,526
Securities lending	15,144
Other assets	9,305
Total assets	1,402,134,638
Liabilities
Cash collateral received for securities on loan	31,008,819
Payables:
Manager (See Note 3)	648,351
Portfolio shares redeemed	630,722
Distribution/Service fees (See Note 3)	211,615
Professional fees	48,617
Custodian	7,607
Shareholder communication	161
Accrued expenses	8,587
Total liabilities	32,564,479
Net assets	$1,369,570,159
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$80,437
Additional paid-in-capital	1,085,464,304
1,085,544,741
Total distributable earnings (loss)	284,025,418
Net assets	$1,369,570,159
Initial Class
Net assets applicable to outstanding shares	$381,056,763
Shares of beneficial interest outstanding	22,158,601
Net asset value per share outstanding	$17.20
Service Class
Net assets applicable to outstanding shares	$982,805,941
Shares of beneficial interest outstanding	57,941,842
Net asset value per share outstanding	$16.96
Service 2 Class
Net assets applicable to outstanding shares	$5,707,455
Shares of beneficial interest outstanding	336,357
Net asset value and offering price per share outstanding	$16.97

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay Convertible Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Interest	$21,572,304
Dividends-unaffiliated	7,070,147
Dividends-affiliated	2,132,912
Securities lending, net	153,640
Total income	30,929,003
Expenses
Manager (See Note 3)	8,141,353
Distribution/Service—Service Class (See Note 3)	2,348,088
Distribution/Service—Service 2 Class (See Note 3)	14,692
Shareholder communication	200,588
Professional fees	189,133
Trustees	37,885
Custodian	34,103
Shareholder service (See Note 3)	5,877
Miscellaneous	62,437
Total expenses	11,034,156
Net investment income (loss)	19,894,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	128,796,014
Net change in unrealized appreciation (depreciation) on unaffiliated investments	68,203,046
Net realized and unrealized gain (loss)	196,999,060
Net increase (decrease) in net assets resulting from operations	$216,893,907
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$19,894,847	$22,683,338
Net realized gain (loss)	128,796,014	25,179,049
Net change in unrealized appreciation (depreciation)	68,203,046	92,223,683
Net increase (decrease) in net assets resulting from operations	216,893,907	140,086,070
Distributions to shareholders:
Initial Class	(21,403,345)	(41,703,959)
Service Class	(31,376,312)	(44,983,768)
Service 2 Class	(193,241)	(298,761)
Total distributions to shareholders	(52,972,898)	(86,986,488)
Capital share transactions:
Net proceeds from sales of shares	95,870,408	156,230,246
Net asset value of shares issued to shareholders in reinvestment of distributions	52,972,898	86,986,488
Cost of shares redeemed	(548,974,073)	(437,651,225)
Increase (decrease) in net assets derived from capital share transactions	(400,130,767)	(194,434,491)
Net increase (decrease) in net assets	(236,209,758)	(141,334,909)
Net Assets
Beginning of year	1,605,779,917	1,747,114,826
End of year	$1,369,570,159	$1,605,779,917
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay Convertible Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.32	$14.84	$13.93	$18.68	$18.17
Net investment income (loss) (a)	0.24	0.22	0.19	0.13	0.10
Net realized and unrealized gain (loss)	2.21	1.03	1.03	(2.49)	1.56
Total from investment operations	2.45	1.25	1.22	(2.36)	1.66
Less distributions:
From net investment income	(0.57)	(0.53)	(0.31)	(0.55)	(0.22)
From net realized gain on investments	—	(0.24)	—	(1.84)	(0.93)
Total distributions	(0.57)	(0.77)	(0.31)	(2.39)	(1.15)
Net asset value at end of year	$17.20	$15.32	$14.84	$13.93	$18.68
Total investment return (b)	16.40%	8.64%	8.85%	(12.67)%	9.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.52%	1.46%	1.37%	0.82%	0.51%
Net expenses (c)	0.59%	0.57%	0.57%	0.57%	0.56%
Portfolio turnover rate	43%	34%	38%	14%	41%
Net assets at end of year (in 000's)	$381,057	$676,636	$833,553	$782,970	$946,696

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.12	$14.66	$13.76	$18.48	$17.99
Net investment income (loss) (a)	0.20	0.18	0.16	0.09	0.05
Net realized and unrealized gain (loss)	2.17	1.02	1.01	(2.46)	1.54
Total from investment operations	2.37	1.20	1.17	(2.37)	1.59
Less distributions:
From net investment income	(0.53)	(0.50)	(0.27)	(0.51)	(0.17)
From net realized gain on investments	—	(0.24)	—	(1.84)	(0.93)
Total distributions	(0.53)	(0.74)	(0.27)	(2.35)	(1.10)
Net asset value at end of year	$16.96	$15.12	$14.66	$13.76	$18.48
Total investment return (b)	16.11%	8.37%	8.58%	(12.89)%	8.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.25%	1.21%	1.12%	0.57%	0.25%
Net expenses (c)	0.84%	0.82%	0.82%	0.82%	0.81%
Portfolio turnover rate	43%	34%	38%	14%	41%
Net assets at end of year (in 000's)	$982,806	$923,140	$905,663	$872,109	$1,129,151

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Service Class 2	2025	2024	2023	2022	2021
Net asset value at beginning of yearyear	$15.13	$14.66	$13.76	$18.48	$18.00
Net investment income (loss) (a)	0.18	0.16	0.14	0.08	0.03
Net realized and unrealized gain (loss)	2.17	1.03	1.02	(2.47)	1.53
Total from investment operations	2.35	1.19	1.16	(2.39)	1.56
Less distributions:
From net investment income	(0.51)	(0.48)	(0.26)	(0.49)	(0.15)
From net realized gain on investments	—	(0.24)	—	(1.84)	(0.93)
Total distributions	(0.51)	(0.72)	(0.26)	(2.33)	(1.08)
Net asset value at end of yearyear	$16.97	$15.13	$14.66	$13.76	$18.48
Total investment return (b)	15.99%	8.26%	8.47%	(12.97)%	8.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.15%	1.11%	1.02%	0.47%	0.16%
Net expenses (c)	0.94%	0.92%	0.92%	0.92%	0.91%
Portfolio turnover rate	43%	34%	38%	14%	41%
Net assets at end of yearyear (in 000's)	$5,707	$6,004	$7,900	$6,774	$9,275

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay Convertible Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay Convertible Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Service 2 Class shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by participating insurance companies. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	October 1, 1996
Service Class	June 5, 2003
Service 2 Class	April 26, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, each of Service Class and Service 2 Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to such Class's shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class and Service 2 Class shares.
The Portfolio's investment objective is to seek capital appreciation together with current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

13

Notes to Financial Statements (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes

14	NYLI VP MacKay Convertible Portfolio

valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans and shareholder service plans, further discussed in Note 3(B), which are charged directly to the Service Class and Service 2 Class shares, as applicable) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not
15

Notes to Financial Statements (continued)
included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities are typically subordinate to an issuer's other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated

16	NYLI VP MacKay Convertible Portfolio

Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective May 1, 2024, pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion. During the year ended December 31, 2025, the effective management fee rate was 0.55% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $8,141,353 and paid the Subadvisor fees in the amount of $4,070,676.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution, Service and Shareholder Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class and Service 2 Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class and Service 2 Class shares of the Portfolio.
The Board has adopted a shareholder services plan (the “Service Plan”) with respect to the Service 2 Class shares of the Portfolio. Under the terms of the Services Plan, the Portfolio is authorized to pay to New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to shareholders of the Service 2 Class shares, in connection with the administration of plans or programs that use Portfolio shares as their funding medium a shareholder servicing fee at the rate of 0.10% on an annualized basis of the average daily net assets of the Service 2 Class shares.
(C) Transfer and Dividend Disbursing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for Service Class and Service 2 Class shares of the Portfolio. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distributor Solutions, Inc. (“SS&C”), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. During the year ended December 31, 2025, all associated fees were paid by the Manager.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,223,585,265	$202,861,606	$(28,926,221)	$173,935,385
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$27,073,071	$83,016,962	$—	$173,935,385	$284,025,418
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to deemed distribution adjustments in accordance with section 305(c) of the internal revenue code.
The Portfolio utilized $12,807,472 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$52,972,898	$60,164,987
Long-Term Capital Gains	—	26,821,501
Total	$52,972,898	$86,986,488
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
17

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $605,965 and $1,072,104, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	371,751	$5,984,597
Shares issued to shareholders in reinvestment of distributions	1,418,604	21,403,345
Shares redeemed	(23,784,316)	(377,089,937)
Net increase (decrease)	(21,993,961)	$(349,701,995)
Year ended December 31, 2024:
Shares sold	3,769,997	$56,213,075
Shares issued to shareholders in reinvestment of distributions	2,770,936	41,703,959
Shares redeemed	(18,549,114)	(278,657,785)
Net increase (decrease)	(12,008,181)	$(180,740,751)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	5,674,468	$89,170,051
Shares issued to shareholders in reinvestment of distributions	2,089,332	31,376,312
Shares redeemed	(10,861,804)	(170,018,821)
Net increase (decrease)	(3,098,004)	$(49,472,458)
Year ended December 31, 2024:
Shares sold	6,701,034	$99,627,735
Shares issued to shareholders in reinvestment of distributions	3,023,641	44,983,768
Shares redeemed	(10,473,731)	(156,201,014)
Net increase (decrease)	(749,056)	$(11,589,511)

Service 2 Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	46,394	$715,760
Shares issued to shareholders in reinvestment of distributions	12,912	193,241
Shares redeemed	(119,813)	(1,865,315)
Net increase (decrease)	(60,507)	$(956,314)
Year ended December 31, 2024:
Shares sold	26,385	$389,436
Shares issued to shareholders in reinvestment of distributions	20,079	298,761
Shares redeemed	(188,476)	(2,792,426)
Net increase (decrease)	(142,012)	$(2,104,229)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager

18	NYLI VP MacKay Convertible Portfolio

for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP MacKay Convertible Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP MacKay Convertible Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
20	NYLI VP MacKay Convertible Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
21

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP PineStone International Equity Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.5%
Australia 0.9%
Commonwealth Bank of Australia (Banks)	38,706	$ 4,147,595
Canada 2.6%
Canadian National Railway Co. (Ground Transportation)	118,618	11,725,389
France 17.3%
Air Liquide SA (Chemicals)	38,531	7,256,834
Air Liquide SA, Loyalty Shares (Chemicals)	77,000	14,501,992
EssilorLuxottica SA (Health Care Equipment & Supplies)	63,374	20,101,376
L'Oreal SA (Personal Care Products)	2,767	1,192,102
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products)	28,000	12,063,193
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	28,341	21,482,592
		76,598,089
Germany 5.4%
Rational AG (Machinery)	10,499	8,126,682
SAP SE (Software)	65,485	16,022,761
		24,149,443
India 1.9%
HDFC Bank Ltd., ADR (Banks)	236,212	8,631,187
Japan 4.6%
Keyence Corp. (Electronic Equipment, Instruments & Components)	53,600	19,419,535
Unicharm Corp. (Household Products) (a)	187,400	1,074,099
		20,493,634
Netherlands 6.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	24,593	26,630,020
Spain 5.6%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	207,799	15,345,867
Industria de Diseno Textil SA (Specialty Retail)	143,400	9,494,624
		24,840,491
Sweden 1.4%
Atlas Copco AB, Class A (Machinery)	334,130	5,986,193
	Shares	Value

Switzerland 10.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	94,943	$ 20,490,239
Geberit AG (Registered) (Building Products)	14,376	11,198,501
Schindler Holding AG (Machinery)	37,942	14,298,843
		45,987,583
Taiwan 9.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	135,633	41,217,512
United Kingdom 21.4%
Ashtead Group plc (Trading Companies & Distributors)	116,463	7,984,323
Diageo plc (Beverages)	357,911	7,736,024
Howden Joinery Group plc (Trading Companies & Distributors)	772,108	8,664,352
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	173,466	24,457,937
Intertek Group plc (Professional Services)	134,607	8,393,577
London Stock Exchange Group plc (Capital Markets)	205,937	24,850,106
Spirax Group plc (Machinery)	47,714	4,386,357
Unilever plc (Personal Care Products)	132,510	8,673,924
		95,146,600
United States 12.7%
Alcon AG (Health Care Equipment & Supplies) (a)	136,338	10,829,799
Aon plc, Class A (Insurance)	31,832	11,232,876
Nestle SA (Registered) (Food Products)	190,753	18,959,593
S&P Global, Inc. (Capital Markets)	29,029	15,170,265
		56,192,533
Total Common Stocks (Cost $360,643,048)		441,746,269
Short-Term Investments 1.1%
Affiliated Investment Company 0.2%
United States 0.2%
NYLI U.S. Government Liquidity Fund, 3.569% (b)	918,165	918,165

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 0.9%
United States 0.9%
Invesco Government & Agency Portfolio, 3.751% (b)(c)	3,999,617	$ 3,999,617
Total Short-Term Investments (Cost $4,917,782)		4,917,782
Total Investments (Cost $365,560,830)	100.6%	446,664,051
Other Assets, Less Liabilities	(0.6)	(2,487,566)
Net Assets	100.0%	$ 444,176,485

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $3,782,536. The Portfolio received cash collateral with a value of $3,999,617. (See Note 2(J))
(b)	Current yield as of December 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 4,249	$ 49,091	$ (52,422)	$ —	$ —	$ 918	$ 60	$ —	918

Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP PineStone International Equity Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Germany	$ —	$ 24,149,443	$ —	$ 24,149,443
Japan	—	20,493,634	—	20,493,634
Sweden	—	5,986,193	—	5,986,193
Switzerland	—	45,987,583	—	45,987,583
United Kingdom	70,688,663	24,457,937	—	95,146,600
United States	26,403,141	29,789,392	—	56,192,533
All Other Countries	193,790,283	—	—	193,790,283
Total Common Stocks	290,882,087	150,864,182	—	441,746,269
Short-Term Investments
Affiliated Investment Company	918,165	—	—	918,165
Unaffiliated Investment Company	3,999,617	—	—	3,999,617
Total Short-Term Investments	4,917,782	—	—	4,917,782
Total Investments in Securities	$ 295,799,869	$ 150,864,182	$ —	$ 446,664,051

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
Industry Diversification
	Value	Percent
Banks	$12,778,782	2.9%
Beverages	7,736,024	1.7
Building Products	11,198,501	2.5
Capital Markets	40,020,371	9.0
Chemicals	21,758,826	4.9
Electronic Equipment, Instruments & Components	19,419,535	4.4
Food Products	18,959,593	4.3
Ground Transportation	11,725,389	2.6
Health Care Equipment & Supplies	30,931,175	7.0
Hotels, Restaurants & Leisure	39,803,804	9.0
Household Products	1,074,099	0.2
Insurance	11,232,876	2.5
Machinery	32,798,075	7.4
Personal Care Products	21,929,219	4.9
Professional Services	8,393,577	1.9
Semiconductors & Semiconductor Equipment	67,847,532	15.3
Software	16,022,761	3.6
Specialty Retail	9,494,624	2.1
Textiles, Apparel & Luxury Goods	41,972,831	9.5
Trading Companies & Distributors	16,648,675	3.8
	441,746,269	99.5
	Value	Percent
Short-Term Investments	$4,917,782	1.1%
Other Assets, Less Liabilities	(2,487,566)	(0.6)
Net Assets	$444,176,485	100.0%

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $364,642,665) including securities on loan of $3,782,536	$445,745,886
Investment in affiliated investment companies, at value (identified cost $918,165)	918,165
Cash denominated in foreign currencies (identified cost $69,670)	69,528
Receivables:
Dividends	1,738,123
Portfolio shares sold	190,090
Investment securities sold	121,355
Securities lending	806
Other assets	2,628
Total assets	448,786,581
Liabilities
Cash collateral received for securities on loan	3,999,617
Due to custodian	65,304
Payables:
Manager (See Note 3)	299,288
Portfolio shares redeemed	144,697
Professional fees	45,764
Distribution/Service fees (See Note 3)	44,446
Custodian	10,820
Shareholder communication	38
Investment securities purchased	36
Accrued expenses	86
Total liabilities	4,610,096
Net assets	$444,176,485
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$36,072
Additional paid-in-capital	458,720,487
458,756,559
Total distributable earnings (loss)	(14,580,074)
Net assets	$444,176,485
Initial Class
Net assets applicable to outstanding shares	$233,911,001
Shares of beneficial interest outstanding	18,828,262
Net asset value per share outstanding	$12.42
Service Class
Net assets applicable to outstanding shares	$210,265,484
Shares of beneficial interest outstanding	17,243,851
Net asset value per share outstanding	$12.19

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP PineStone International Equity Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $808,808)	$6,972,225
Dividends-affiliated	59,658
Securities lending, net	6,320
Total income	7,038,203
Expenses
Manager (See Note 3)	3,472,416
Distribution/Service—Service Class (See Note 3)	522,268
Professional fees	109,802
Shareholder communication	61,872
Custodian	57,146
Trustees	10,484
Miscellaneous	22,256
Total expenses	4,256,244
Net investment income (loss)	2,781,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,590,430
Foreign currency transactions	(25,668)
Net realized gain (loss)	1,564,762
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	46,065,731
Translation of other assets and liabilities in foreign currencies	164,119
Net change in unrealized appreciation (depreciation)	46,229,850
Net realized and unrealized gain (loss)	47,794,612
Net increase (decrease) in net assets resulting from operations	$50,576,571
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,781,959	$2,771,142
Net realized gain (loss)	1,564,762	13,901,812
Net change in unrealized appreciation (depreciation)	46,229,850	4,712,122
Net increase (decrease) in net assets resulting from operations	50,576,571	21,385,076
Distributions to shareholders:
Initial Class	(1,767,304)	(1,273,280)
Service Class	(1,060,799)	(738,017)
Total distributions to shareholders	(2,828,103)	(2,011,297)
Capital share transactions:
Net proceeds from sales of shares	43,186,355	55,583,289
Net asset value of shares issued to shareholders in reinvestment of distributions	2,828,103	2,011,297
Cost of shares redeemed	(84,044,132)	(114,459,649)
Increase (decrease) in net assets derived from capital share transactions	(38,029,674)	(56,865,063)
Net increase (decrease) in net assets	9,718,794	(37,491,284)
Net Assets
Beginning of year	434,457,691	471,948,975
End of year	$444,176,485	$434,457,691
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP PineStone International Equity Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.15	$10.73	$10.29	$17.98	$18.43
Net investment income (loss) (a)	0.09	0.09	0.07	0.02	0.07
Net realized and unrealized gain (loss)	1.27	0.40	0.37	(5.06)	2.12
Total from investment operations	1.36	0.49	0.44	(5.04)	2.19
Less distributions:
From net investment income	(0.09)	(0.07)	—	(0.04)	(0.02)
From net realized gain on investments	—	—	—	(2.61)	(2.62)
Total distributions	(0.09)	(0.07)	—	(2.65)	(2.64)
Net asset value at end of year	$12.42	$11.15	$10.73	$10.29	$17.98
Total investment return (b)	12.29%	4.51%	4.28%(c)	(26.45)%	12.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.76%	0.75%	0.65%	0.12%	0.37%
Net expenses (d)	0.86%	0.85%	0.92%	0.95%	0.93%
Portfolio turnover rate	12%	9%	155%	102%	86%
Net assets at end of year (in 000's)	$233,911	$226,203	$244,914	$205,666	$266,747

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.94	$10.53	$10.12	$17.75	$18.24
Net investment income (loss) (a)	0.06	0.05	0.04	(0.02)	0.02
Net realized and unrealized gain (loss)	1.25	0.40	0.37	(5.00)	2.11
Total from investment operations	1.31	0.45	0.41	(5.02)	2.13
Less distributions:
From net investment income	(0.06)	(0.04)	—	—	—
From net realized gain on investments	—	—	—	(2.61)	(2.62)
Total distributions	(0.06)	(0.04)	—	(2.61)	(2.62)
Net asset value at end of year	$12.19	$10.94	$10.53	$10.12	$17.75
Total investment return (b)	12.01%	4.25%	4.05%(c)	(26.63)%	11.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.52%	0.46%	0.41%	(0.12)%	0.12%
Net expenses (d)	1.11%	1.10%	1.17%	1.20%	1.18%
Portfolio turnover rate	12%	9%	155%	102%	86%
Net assets at end of year (in 000's)	$210,265	$208,255	$227,035	$235,745	$321,135

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP PineStone International Equity Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

10	NYLI VP PineStone International Equity Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
11

Notes to Financial Statements (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements.
The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution

12	NYLI VP PineStone International Equity Portfolio

and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange
13

Notes to Financial Statements (continued)
blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. PineStone Asset Management Inc. ("PineStone" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,472,416 and paid the Subadvisor fees in the amount of $1,649,397.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$366,343,267	$99,186,909	$(18,866,125)	$80,320,784
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$2,756,272	$(97,762,417)	$—	$80,426,072	$(14,580,073)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $97,762,417, as shown in the table below, were

14	NYLI VP PineStone International Equity Portfolio

available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$53,891	$43,871
The Portfolio utilized $1,902,295 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$2,828,103	$2,011,297
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $49,631 and $84,800, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,919,184	$22,694,229
Shares issued to shareholders in reinvestment of distributions	145,228	1,767,304
Shares redeemed	(3,527,679)	(41,724,542)
Net increase (decrease)	(1,463,267)	$(17,263,009)
Year ended December 31, 2024:
Shares sold	3,431,513	$38,942,204
Shares issued to shareholders in reinvestment of distributions	107,196	1,273,280
Shares redeemed	(6,076,601)	(68,855,160)
Net increase (decrease)	(2,537,892)	$(28,639,676)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,763,532	$20,492,126
Shares issued to shareholders in reinvestment of distributions	88,763	1,060,799
Shares redeemed	(3,642,181)	(42,319,590)
Net increase (decrease)	(1,789,886)	$(20,766,665)
Year ended December 31, 2024:
Shares sold	1,476,436	$16,641,085
Shares issued to shareholders in reinvestment of distributions	63,269	738,017
Shares redeemed	(4,066,536)	(45,604,489)
Net increase (decrease)	(2,526,831)	$(28,225,387)
15

Notes to Financial Statements (continued)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP PineStone International Equity Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP PineStone International Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP PineStone International Equity Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
18

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

19

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP S&P 500 Index Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. (a)	7,735	$ 4,392,939
Boeing Co. (The) (a)	76,756	16,665,263
GE Aerospace	103,395	31,848,762
General Dynamics Corp.	24,852	8,366,674
Howmet Aerospace, Inc.	39,411	8,080,043
Huntington Ingalls Industries, Inc.	3,846	1,307,909
L3Harris Technologies, Inc.	18,335	5,382,606
Lockheed Martin Corp.	19,960	9,654,053
Northrop Grumman Corp.	13,150	7,498,261
RTX Corp.	131,426	24,103,528
Textron, Inc.	17,274	1,505,775
TransDigm Group, Inc.	5,521	7,342,102
		126,147,915
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	11,580	1,861,601
Expeditors International of Washington, Inc.	13,137	1,957,544
FedEx Corp.	21,279	6,146,652
United Parcel Service, Inc., Class B	72,438	7,185,125
		17,150,922
Automobile Components 0.0% ‡
Aptiv plc (a)	21,181	1,611,662
Automobiles 2.4%
Ford Motor Co.	383,625	5,033,160
General Motors Co.	91,441	7,435,982
Tesla, Inc. (a)	275,437	123,869,528
		136,338,670
Banks 3.6%
Bank of America Corp.	658,544	36,219,920
Citigroup, Inc.	175,392	20,466,493
Citizens Financial Group, Inc.	42,099	2,459,003
Fifth Third Bancorp	64,794	3,033,007
Huntington Bancshares, Inc.	154,108	2,673,774
JPMorgan Chase & Co.	266,843	85,982,151
KeyCorp	91,061	1,879,499
M&T Bank Corp.	15,065	3,035,296
PNC Financial Services Group, Inc. (The)	38,440	8,023,581
Regions Financial Corp.	85,954	2,329,353
Truist Financial Corp.	125,395	6,170,688
U.S. Bancorp	152,369	8,130,410
Wells Fargo & Co.	307,701	28,677,733
		209,080,908
	Shares	Value

Beverages 1.0%
Brown-Forman Corp., Class B	17,261	$ 449,822
Coca-Cola Co. (The)	379,489	26,530,076
Constellation Brands, Inc., Class A	13,818	1,906,331
Keurig Dr Pepper, Inc.	133,172	3,730,148
Molson Coors Beverage Co., Class B	16,596	774,701
Monster Beverage Corp. (a)	69,912	5,360,153
PepsiCo, Inc.	134,030	19,235,986
		57,987,217
Biotechnology 1.7%
AbbVie, Inc.	173,243	39,584,293
Amgen, Inc.	52,783	17,276,404
Biogen, Inc. (a)	14,380	2,530,736
Gilead Sciences, Inc.	121,614	14,926,902
Incyte Corp. (a)	16,165	1,596,617
Moderna, Inc. (a)	34,083	1,005,108
Regeneron Pharmaceuticals, Inc.	9,879	7,625,304
Vertex Pharmaceuticals, Inc. (a)	24,870	11,275,063
		95,820,427
Broadline Retail 3.9%
Amazon.com, Inc. (a)	953,572	220,103,489
eBay, Inc.	44,306	3,859,053
		223,962,542
Building Products 0.4%
A O Smith Corp.	11,113	743,237
Allegion plc	8,433	1,342,702
Builders FirstSource, Inc. (a)	10,839	1,115,225
Carrier Global Corp.	77,602	4,100,490
Johnson Controls International plc	59,905	7,173,624
Lennox International, Inc.	3,129	1,519,380
Masco Corp.	20,359	1,291,982
Trane Technologies plc	21,735	8,459,262
		25,745,902
Capital Markets 3.4%
Ameriprise Financial, Inc.	9,107	4,465,526
Ares Management Corp.	20,194	3,263,956
Bank of New York Mellon Corp. (The)	68,356	7,935,448
BlackRock, Inc.	14,144	15,138,889
Blackstone, Inc.	72,385	11,157,424
Cboe Global Markets, Inc.	10,258	2,574,758
Charles Schwab Corp. (The)	163,729	16,358,164
CME Group, Inc.	35,347	9,652,559
Coinbase Global, Inc., Class A (a)	22,365	5,057,621
FactSet Research Systems, Inc.	3,672	1,065,578
Franklin Resources, Inc.	30,129	719,782
Goldman Sachs Group, Inc. (The)	29,400	25,842,600

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	43,656	$ 2,807,517
Intercontinental Exchange, Inc.	55,890	9,051,944
Invesco Ltd.	43,629	1,146,134
KKR & Co., Inc.	67,277	8,576,472
Moody's Corp.	15,039	7,682,673
Morgan Stanley	118,399	21,019,375
MSCI, Inc.	7,365	4,225,522
Nasdaq, Inc.	44,217	4,294,797
Northern Trust Corp.	18,538	2,532,106
Raymond James Financial, Inc.	17,282	2,775,316
Robinhood Markets, Inc., Class A (a)	77,081	8,717,861
S&P Global, Inc.	30,387	15,879,942
State Street Corp.	27,379	3,532,165
T. Rowe Price Group, Inc.	21,392	2,190,113
		197,664,242
Chemicals 1.0%
Air Products and Chemicals, Inc.	21,815	5,388,742
Albemarle Corp.	11,537	1,631,793
CF Industries Holdings, Inc.	15,289	1,182,451
Corteva, Inc.	66,237	4,439,866
Dow, Inc.	69,671	1,628,908
DuPont de Nemours, Inc.	41,069	1,650,974
Ecolab, Inc.	24,987	6,559,587
International Flavors & Fragrances, Inc.	25,103	1,691,691
Linde plc	45,771	19,516,297
LyondellBasell Industries NV, Class A	25,241	1,092,935
Mosaic Co. (The)	31,113	749,512
PPG Industries, Inc.	21,996	2,253,710
Sherwin-Williams Co. (The)	22,598	7,322,430
		55,108,896
Commercial Services & Supplies 0.5%
Cintas Corp.	33,483	6,297,148
Copart, Inc. (a)	87,280	3,417,012
Republic Services, Inc.	19,724	4,180,107
Rollins, Inc.	28,770	1,726,775
Veralto Corp.	24,339	2,428,546
Waste Management, Inc.	36,331	7,982,284
		26,031,872
Communications Equipment 0.9%
Arista Networks, Inc. (a)	101,219	13,262,726
Cisco Systems, Inc.	386,279	29,755,071
F5, Inc. (a)	5,654	1,443,240
Motorola Solutions, Inc.	16,326	6,258,082
		50,719,119
	Shares	Value

Construction & Engineering 0.2%
Comfort Systems USA, Inc.	3,450	$ 3,219,850
EMCOR Group, Inc.	4,388	2,684,535
Quanta Services, Inc.	14,617	6,169,251
		12,073,636
Construction Materials 0.3%
CRH plc	65,702	8,199,610
Martin Marietta Materials, Inc.	5,911	3,680,543
Vulcan Materials Co.	12,952	3,694,169
		15,574,322
Consumer Finance 0.6%
American Express Co.	52,668	19,484,527
Capital One Financial Corp.	62,316	15,102,906
Synchrony Financial	35,305	2,945,496
		37,532,929
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	43,441	37,460,912
Dollar General Corp.	21,575	2,864,513
Dollar Tree, Inc. (a)	18,594	2,287,248
Kroger Co. (The)	59,761	3,733,867
Sysco Corp.	46,939	3,458,935
Target Corp.	44,541	4,353,883
Walmart, Inc.	429,835	47,887,917
		102,047,275
Containers & Packaging 0.2%
Amcor plc	226,271	1,887,100
Avery Dennison Corp.	7,577	1,378,105
Ball Corp.	26,269	1,391,469
International Paper Co.	51,760	2,038,826
Packaging Corp. of America	8,760	1,806,575
Smurfit WestRock plc	51,186	1,979,363
		10,481,438
Distributors 0.0% ‡
Genuine Parts Co.	13,636	1,676,682
Pool Corp.	3,213	734,974
		2,411,656
Diversified Telecommunication Services 0.6%
AT&T, Inc.	694,925	17,261,937
Verizon Communications, Inc.	413,304	16,833,872
		34,095,809
Electric Utilities 1.5%
Alliant Energy Corp.	25,197	1,638,057
American Electric Power Co., Inc.	52,468	6,050,085
Constellation Energy Corp.	30,611	10,813,948

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Electric Utilities (continued)
Duke Energy Corp.	76,228	$ 8,934,684
Edison International	37,718	2,263,834
Entergy Corp.	43,777	4,046,308
Evergy, Inc.	22,566	1,635,809
Eversource Energy	36,777	2,476,196
Exelon Corp.	99,031	4,316,761
FirstEnergy Corp.	50,962	2,281,569
NextEra Energy, Inc.	204,142	16,388,520
NRG Energy, Inc.	18,785	2,991,324
PG&E Corp.	215,444	3,462,185
Pinnacle West Capital Corp.	11,732	1,040,628
PPL Corp.	72,511	2,539,335
Southern Co. (The)	107,933	9,411,758
Xcel Energy, Inc.	57,984	4,282,698
		84,573,699
Electrical Equipment 0.8%
AMETEK, Inc.	22,565	4,632,820
Eaton Corp. plc	38,072	12,126,313
Emerson Electric Co.	55,069	7,308,758
GE Vernova, Inc.	26,595	17,381,694
Generac Holdings, Inc. (a)	5,752	784,400
Hubbell, Inc.	5,209	2,313,369
Rockwell Automation, Inc.	11,005	4,281,715
		48,829,069
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	119,985	16,214,773
CDW Corp.	12,762	1,738,184
Corning, Inc.	76,477	6,696,326
Jabil, Inc.	10,472	2,387,825
Keysight Technologies, Inc. (a)	16,846	3,422,939
TE Connectivity plc	28,837	6,560,706
Teledyne Technologies, Inc. (a)	4,602	2,350,380
Zebra Technologies Corp., Class A (a)	4,966	1,205,844
		40,576,977
Energy Equipment & Services 0.2%
Baker Hughes Co.	96,726	4,404,902
Halliburton Co.	82,498	2,331,394
SLB Ltd.	146,438	5,620,290
		12,356,586
Entertainment 1.4%
Electronic Arts, Inc.	22,003	4,495,873
Live Nation Entertainment, Inc. (a)	15,478	2,205,615
Netflix, Inc. (a)	415,353	38,943,497
Take-Two Interactive Software, Inc. (a)	17,026	4,359,167
	Shares	Value

Entertainment (continued)
TKO Group Holdings, Inc.	6,498	$ 1,358,082
Walt Disney Co. (The)	174,998	19,909,522
Warner Bros Discovery, Inc. (a)	242,897	7,000,292
		78,272,048
Financial Services 3.8%
Apollo Global Management, Inc.	45,516	6,588,896
Berkshire Hathaway, Inc., Class B (a)	179,747	90,349,829
Block, Inc. (a)	53,684	3,494,292
Corpay, Inc. (a)	6,857	2,063,477
Fidelity National Information Services, Inc.	50,761	3,373,576
Fiserv, Inc. (a)	52,722	3,541,337
Global Payments, Inc.	23,206	1,796,144
Jack Henry & Associates, Inc.	7,095	1,294,696
Mastercard, Inc., Class A	80,374	45,883,909
PayPal Holdings, Inc.	91,715	5,354,322
Visa, Inc., Class A	165,426	58,016,552
		221,757,030
Food Products 0.4%
Archer-Daniels-Midland Co.	47,107	2,708,181
Bunge Global SA	13,268	1,181,913
Campbell's Co. (The) (b)	19,260	536,776
Conagra Brands, Inc.	46,889	811,649
General Mills, Inc.	52,287	2,431,345
Hershey Co. (The)	14,524	2,643,078
Hormel Foods Corp.	28,573	677,180
J M Smucker Co. (The)	10,458	1,022,897
Kraft Heinz Co. (The)	83,538	2,025,797
Lamb Weston Holdings, Inc.	13,660	572,217
McCormick & Co., Inc. (Non-Voting)	24,823	1,690,695
Mondelez International, Inc., Class A	126,484	6,808,634
Tyson Foods, Inc., Class A	27,745	1,626,412
		24,736,774
Gas Utilities 0.0% ‡
Atmos Energy Corp.	15,735	2,637,658
Ground Transportation 0.8%
CSX Corp.	182,531	6,616,749
JB Hunt Transport Services, Inc.	7,373	1,432,869
Norfolk Southern Corp.	21,995	6,350,396
Old Dominion Freight Line, Inc.	18,037	2,828,202
Uber Technologies, Inc. (a)	203,674	16,642,202
Union Pacific Corp.	58,143	13,449,639
		47,320,057
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	170,448	21,355,430
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Align Technology, Inc. (a)	6,541	$ 1,021,377
Baxter International, Inc.	50,389	962,934
Becton Dickinson & Co.	28,096	5,452,591
Boston Scientific Corp. (a)	145,313	13,855,595
Cooper Cos., Inc. (The) (a)	19,488	1,597,236
DexCom, Inc. (a)	38,230	2,537,325
Edwards Lifesciences Corp. (a)	56,882	4,849,191
GE HealthCare Technologies, Inc.	44,651	3,662,275
Hologic, Inc. (a)	21,817	1,625,148
IDEXX Laboratories, Inc. (a)	7,827	5,295,200
Insulet Corp. (a)	6,896	1,960,119
Intuitive Surgical, Inc. (a)	34,749	19,680,444
Medtronic plc	125,725	12,077,143
ResMed, Inc.	14,308	3,446,368
Solventum Corp. (a)	14,452	1,145,176
STERIS plc	9,621	2,439,116
Stryker Corp.	33,738	11,857,895
Zimmer Biomet Holdings, Inc.	19,426	1,746,786
		116,567,349
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	23,290	4,786,095
Cencora, Inc.	19,004	6,418,601
Centene Corp. (a)	45,771	1,883,477
Cigna Group (The)	26,184	7,206,622
CVS Health Corp.	124,433	9,875,003
DaVita, Inc. (a)	3,460	393,091
Elevance Health, Inc.	21,784	7,636,381
HCA Healthcare, Inc.	15,658	7,310,094
Henry Schein, Inc. (a)	9,809	741,364
Humana, Inc.	11,789	3,019,517
Labcorp Holdings, Inc.	8,126	2,038,651
McKesson Corp.	12,099	9,924,689
Molina Healthcare, Inc. (a)	5,038	874,294
Quest Diagnostics, Inc.	10,904	1,892,171
UnitedHealth Group, Inc.	88,793	29,311,457
Universal Health Services, Inc., Class B	5,414	1,180,360
		94,491,867
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	15,247	746,188
Healthpeak Properties, Inc.	68,121	1,095,386
Ventas, Inc.	46,044	3,562,885
Welltower, Inc.	67,276	12,487,098
		17,891,557
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	62,690	1,111,494
	Shares	Value

Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A (a)	41,688	$ 5,657,895
Booking Holdings, Inc.	3,160	16,922,843
Carnival Corp. (a)	106,434	3,250,494
Chipotle Mexican Grill, Inc. (a)	129,613	4,795,681
Darden Restaurants, Inc.	11,401	2,098,012
Domino's Pizza, Inc.	3,047	1,270,051
DoorDash, Inc., Class A (a)	36,644	8,299,133
Expedia Group, Inc.	11,470	3,249,566
Hilton Worldwide Holdings, Inc.	22,784	6,544,704
Las Vegas Sands Corp.	29,823	1,941,179
Marriott International, Inc., Class A	21,833	6,773,470
McDonald's Corp.	69,807	21,335,113
MGM Resorts International (a)	20,107	733,704
Norwegian Cruise Line Holdings Ltd. (a)	44,625	996,030
Royal Caribbean Cruises Ltd.	24,861	6,934,230
Starbucks Corp.	111,442	9,384,531
Wynn Resorts Ltd.	8,275	995,731
Yum! Brands, Inc.	27,216	4,117,237
		105,299,604
Household Durables 0.2%
DR Horton, Inc.	26,845	3,866,485
Garmin Ltd.	16,025	3,250,671
Lennar Corp., Class A	21,149	2,174,117
NVR, Inc. (a)	278	2,027,390
PulteGroup, Inc.	19,106	2,240,370
		13,559,033
Household Products 0.8%
Church & Dwight Co., Inc.	23,538	1,973,661
Clorox Co. (The)	11,957	1,205,625
Colgate-Palmolive Co.	79,012	6,243,528
Kimberly-Clark Corp.	32,530	3,281,952
Procter & Gamble Co. (The)	229,052	32,825,442
		45,530,208
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	69,804	1,000,989
Vistra Corp.	31,220	5,036,723
		6,037,712
Industrial Conglomerates 0.4%
3M Co.	52,072	8,336,727
Honeywell International, Inc.	62,233	12,141,036
		20,477,763
Industrial REITs 0.2%
Prologis, Inc.	91,050	11,623,443

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Insurance 1.8%
Aflac, Inc.	46,237	$ 5,098,554
Allstate Corp. (The)	25,651	5,339,256
American International Group, Inc.	52,891	4,524,825
Aon plc, Class A	21,068	7,434,476
Arch Capital Group Ltd. (a)	35,396	3,395,184
Arthur J. Gallagher & Co.	25,173	6,514,521
Assurant, Inc.	4,909	1,182,333
Brown & Brown, Inc.	28,782	2,293,925
Chubb Ltd.	35,876	11,197,617
Cincinnati Financial Corp.	15,293	2,497,653
Erie Indemnity Co., Class A	2,490	713,759
Everest Group Ltd.	4,115	1,396,425
Globe Life, Inc.	7,803	1,091,328
Hanover Insurance Group, Inc. (The)	27,314	3,763,869
Loews Corp.	16,611	1,749,304
Marsh & McLennan Cos., Inc.	48,022	8,909,041
MetLife, Inc.	54,252	4,282,653
Principal Financial Group, Inc.	19,597	1,728,651
Progressive Corp. (The)	57,480	13,089,346
Prudential Financial, Inc.	34,308	3,872,687
Travelers Cos., Inc. (The)	21,865	6,342,162
W R Berkley Corp.	29,428	2,063,491
Willis Towers Watson plc	9,386	3,084,240
		101,565,300
Interactive Media & Services 8.0%
Alphabet, Inc.
Class A	570,294	178,502,022
Class C	455,806	143,031,923

Match Group, Inc.	23,140	747,191
Meta Platforms, Inc., Class A	213,482	140,917,333
		463,198,469
IT Services 1.0%
Accenture plc, Class A	60,788	16,309,420
Akamai Technologies, Inc. (a)	14,102	1,230,400
Cognizant Technology Solutions Corp., Class A	47,310	3,926,730
EPAM Systems, Inc. (a)	5,415	1,109,425
Gartner, Inc. (a)	7,065	1,782,358
GoDaddy, Inc., Class A (a)	13,247	1,643,688
International Business Machines Corp.	91,625	27,140,241
VeriSign, Inc.	8,178	1,986,845
		55,129,107
Leisure Products 0.0% ‡
Hasbro, Inc.	13,068	1,071,576
	Shares	Value

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	27,789	$ 3,781,249
Bio-Techne Corp.	15,273	898,205
Charles River Laboratories International, Inc. (a)	4,824	962,292
Danaher Corp.	61,622	14,106,508
IQVIA Holdings, Inc. (a)	16,693	3,762,769
Mettler-Toledo International, Inc. (a)	2,002	2,791,168
Revvity, Inc.	11,113	1,075,183
Thermo Fisher Scientific, Inc.	36,828	21,339,985
Waters Corp. (a)	5,836	2,216,688
West Pharmaceutical Services, Inc.	7,052	1,940,287
		52,874,334
Machinery 1.6%
Caterpillar, Inc.	45,873	26,279,265
Cummins, Inc.	13,531	6,906,899
Deere & Co.	24,643	11,473,041
Dover Corp.	13,444	2,624,806
Fortive Corp.	31,133	1,718,853
IDEX Corp.	7,337	1,305,546
Illinois Tool Works, Inc.	25,877	6,373,505
Ingersoll Rand, Inc.	35,244	2,792,030
Nordson Corp.	5,232	1,257,930
Otis Worldwide Corp.	38,201	3,336,857
PACCAR, Inc.	51,482	5,637,794
Parker-Hannifin Corp.	12,369	10,871,856
Pentair plc	16,041	1,670,510
Snap-on, Inc.	5,098	1,756,771
Stanley Black & Decker, Inc.	15,182	1,127,719
Westinghouse Air Brake Technologies Corp.	16,758	3,576,995
Xylem, Inc.	23,865	3,249,936
		91,960,313
Media 0.4%
Charter Communications, Inc., Class A (a)	8,626	1,800,677
Comcast Corp., Class A	356,258	10,648,552
Fox Corp.
Class A	20,424	1,492,382
Class B	14,548	944,602

News Corp., Class A	36,707	958,787
News Corp., Class B (b)	12,100	358,523
Omnicom Group, Inc.	31,267	2,524,810
Paramount Skydance Corp., Class B (b)	30,464	408,218
Trade Desk, Inc. (The), Class A (a)	43,161	1,638,391
		20,774,942
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	140,753	7,148,845
Newmont Corp.	106,968	10,680,755
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
Nucor Corp.	22,433	$ 3,659,047
Steel Dynamics, Inc.	13,456	2,280,119
		23,768,766
Multi-Utilities 0.6%
Ameren Corp.	26,515	2,647,788
CenterPoint Energy, Inc.	63,996	2,453,607
CMS Energy Corp.	29,830	2,086,012
Consolidated Edison, Inc.	35,380	3,513,942
Dominion Energy, Inc.	83,703	4,904,159
DTE Energy Co.	20,358	2,625,775
NiSource, Inc.	46,776	1,953,366
Public Service Enterprise Group, Inc.	48,928	3,928,918
Sempra	63,977	5,648,529
WEC Energy Group, Inc.	31,886	3,362,697
		33,124,793
Office REITs 0.0% ‡
BXP, Inc. (b)	14,446	974,816
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	34,766	850,376
Chevron Corp.	185,528	28,276,322
ConocoPhillips	121,128	11,338,792
Coterra Energy, Inc.	74,632	1,964,314
Devon Energy Corp.	61,489	2,252,342
Diamondback Energy, Inc.	18,256	2,744,424
EOG Resources, Inc.	53,187	5,585,167
EQT Corp.	61,173	3,278,873
Expand Energy Corp.	23,346	2,576,465
Exxon Mobil Corp.	413,377	49,745,788
Kinder Morgan, Inc.	191,907	5,275,523
Marathon Petroleum Corp.	29,466	4,792,056
Occidental Petroleum Corp.	70,498	2,898,878
ONEOK, Inc.	61,679	4,533,407
Phillips 66	39,495	5,096,435
Targa Resources Corp.	21,041	3,882,065
Texas Pacific Land Corp.	5,676	1,630,261
Valero Energy Corp.	29,898	4,867,095
Williams Cos., Inc. (The)	119,707	7,195,588
		148,784,171
Passenger Airlines 0.2%
Delta Air Lines, Inc.	63,581	4,412,521
Southwest Airlines Co.	50,693	2,095,142
United Airlines Holdings, Inc. (a)	31,734	3,548,496
		10,056,159
	Shares	Value

Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	24,099	$ 2,523,647
Kenvue, Inc.	187,792	3,239,412
		5,763,059
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	199,549	10,763,673
Eli Lilly & Co.	77,842	83,655,241
Johnson & Johnson	236,165	48,874,347
Merck & Co., Inc.	243,294	25,609,126
Pfizer, Inc.	557,327	13,877,442
Viatris, Inc.	112,899	1,405,593
Zoetis, Inc.	43,198	5,435,172
		189,620,594
Professional Services 0.5%
Automatic Data Processing, Inc.	39,645	10,197,883
Broadridge Financial Solutions, Inc.	11,442	2,553,511
Dayforce, Inc. (a)	15,687	1,084,913
Equifax, Inc.	11,997	2,603,109
Jacobs Solutions, Inc.	11,717	1,552,034
Leidos Holdings, Inc.	12,533	2,260,953
Paychex, Inc.	31,750	3,561,715
Paycom Software, Inc.	4,790	763,335
Verisk Analytics, Inc.	13,662	3,056,053
		27,633,506
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,734	4,620,140
CoStar Group, Inc. (a)	41,544	2,793,418
		7,413,558
Residential REITs 0.2%
AvalonBay Communities, Inc.	13,863	2,513,500
Camden Property Trust	10,429	1,148,024
Equity Residential	33,939	2,139,515
Essex Property Trust, Inc.	6,313	1,651,986
Invitation Homes, Inc.	55,283	1,536,315
Mid-America Apartment Communities, Inc.	11,477	1,594,270
UDR, Inc.	29,479	1,081,290
		11,664,900
Retail REITs 0.2%
Federal Realty Investment Trust	7,695	775,656
Kimco Realty Corp.	66,380	1,345,523
Realty Income Corp.	90,171	5,082,939
Regency Centers Corp.	16,136	1,113,868
Simon Property Group, Inc.	32,001	5,923,705
		14,241,691

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc. (a)	159,585	$ 34,176,724
Analog Devices, Inc.	48,223	13,078,078
Applied Materials, Inc.	78,089	20,068,092
Broadcom, Inc.	462,898	160,208,998
First Solar, Inc. (a)	10,519	2,747,878
Intel Corp. (a)	439,513	16,218,030
KLA Corp.	12,879	15,649,015
Lam Research Corp.	123,119	21,075,510
Microchip Technology, Inc.	52,976	3,375,631
Micron Technology, Inc.	110,027	31,402,806
Monolithic Power Systems, Inc.	4,696	4,256,267
NVIDIA Corp.	2,381,945	444,232,742
NXP Semiconductors NV	24,670	5,354,870
ON Semiconductor Corp. (a)	39,442	2,135,784
Qnity Electronics, Inc.	20,529	1,676,193
QUALCOMM, Inc.	104,982	17,957,171
Skyworks Solutions, Inc.	14,574	924,137
Teradyne, Inc.	15,351	2,971,340
Texas Instruments, Inc.	89,065	15,451,887
		812,961,153
Software 10.2%
Adobe, Inc. (a)	41,032	14,360,790
AppLovin Corp., Class A (a)	26,533	17,878,466
Autodesk, Inc. (a)	20,879	6,180,393
Cadence Design Systems, Inc. (a)	26,682	8,340,259
Crowdstrike Holdings, Inc., Class A (a)	24,599	11,531,027
Datadog, Inc., Class A (a)	31,901	4,338,217
Fair Isaac Corp. (a)	2,324	3,929,001
Fortinet, Inc. (a)	61,960	4,920,243
Gen Digital, Inc.	55,011	1,495,749
Intuit, Inc.	27,329	18,103,276
Microsoft Corp.	728,540	352,336,515
Oracle Corp.	164,871	32,135,007
Palantir Technologies, Inc., Class A (a)	223,916	39,801,069
Palo Alto Networks, Inc. (a)	67,046	12,349,873
PTC, Inc. (a)	11,742	2,045,574
Roper Technologies, Inc.	10,551	4,696,567
Salesforce, Inc.	93,317	24,720,606
ServiceNow, Inc. (a)	101,689	15,577,738
Synopsys, Inc. (a)	18,208	8,552,662
Trimble, Inc. (a)	23,322	1,827,279
Tyler Technologies, Inc. (a)	4,218	1,914,761
Workday, Inc., Class A (a)	21,271	4,568,585
		591,603,657
	Shares	Value

Specialized REITs 0.7%
American Tower Corp.	45,889	$ 8,056,732
Crown Castle, Inc.	42,687	3,793,594
Digital Realty Trust, Inc.	31,651	4,896,726
Equinix, Inc.	9,624	7,373,524
Extra Space Storage, Inc.	20,805	2,709,227
Iron Mountain, Inc.	28,974	2,403,393
Public Storage	15,479	4,016,800
SBA Communications Corp.	10,444	2,020,183
VICI Properties, Inc.	104,767	2,946,048
Weyerhaeuser Co.	70,661	1,673,959
		39,890,186
Specialty Retail 1.7%
AutoZone, Inc. (a)	1,630	5,528,145
Best Buy Co., Inc.	19,153	1,281,910
Carvana Co. (a)	13,863	5,850,463
Home Depot, Inc. (The)	97,570	33,573,837
Lowe's Cos., Inc.	54,973	13,257,289
O'Reilly Automotive, Inc. (a)	82,741	7,546,807
Ross Stores, Inc.	31,879	5,742,683
TJX Cos., Inc. (The)	109,093	16,757,776
Tractor Supply Co.	51,795	2,590,268
Ulta Beauty, Inc. (a)	4,395	2,659,019
Williams-Sonoma, Inc.	11,938	2,132,007
		96,920,204
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. (c)	1,448,414	393,765,830
Dell Technologies, Inc., Class C	29,544	3,718,999
Hewlett Packard Enterprise Co.	129,336	3,106,651
HP, Inc.	91,622	2,041,338
NetApp, Inc.	19,567	2,095,430
Sandisk Corp. (a)	13,647	3,239,525
Seagate Technology Holdings plc	21,356	5,881,229
Super Micro Computer, Inc. (a)	49,154	1,438,737
Western Digital Corp.	33,514	5,773,457
		421,061,196
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	14,286	1,481,030
Lululemon Athletica, Inc. (a)	10,578	2,198,214
NIKE, Inc., Class B	116,579	7,427,248
Ralph Lauren Corp.	3,799	1,343,364
Tapestry, Inc.	20,060	2,563,066
		15,012,922
Tobacco 0.6%
Altria Group, Inc.	164,547	9,487,780
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Tobacco (continued)
Philip Morris International, Inc.	152,586	$ 24,474,794
		33,962,574
Trading Companies & Distributors 0.2%
Fastenal Co.	112,533	4,515,949
United Rentals, Inc.	6,237	5,047,729
WW Grainger, Inc.	4,288	4,326,807
		13,890,485
Water Utilities 0.0% ‡
American Water Works Co., Inc.	19,127	2,496,074
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	47,145	9,572,321
Total Common Stocks (d) (Cost $1,399,027,439)		5,728,228,113

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares

Short-Term Investments 0.8%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 3.569% (e)	107,192	107,192
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.751% (e)(f)	1,505,239	1,505,239

	Principal Amount	Value

U.S. Treasury Debt 0.8%
U.S. Treasury Bills
3.553%, due 3/19/26 (c)(g)	$ 46,200,000	$ 45,856,036
Total Short-Term Investments (Cost $47,464,711)		47,468,467
Total Investments (Cost $1,446,496,398)	100.0%	5,775,700,828
Other Assets, Less Liabilities	0.0‡	2,829,489
Net Assets	100.0%	$ 5,778,530,317

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $1,445,237. The Portfolio received cash collateral with a value of $1,505,239. (See Note 2(J))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Portfolio’s net assets.
(e)	Current yield as of December 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP S&P 500 Index Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 686	$ 52,163	$ (52,742)	$ —	$ —	$ 107	$ 14	$ —	107

Futures Contracts
As of December 31, 2025, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	132	March 2026	$ 45,583,837	$ 45,490,500	$ (93,337)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2025.
Abbreviation(s):
CVR—Contingent Value Right
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 5,728,228,113	$ —	$ —	$ 5,728,228,113
Rights	—	4,248	—	4,248
Short-Term Investments
Affiliated Investment Company	107,192	—	—	107,192
Unaffiliated Investment Company	1,505,239	—	—	1,505,239
U.S. Treasury Debt	—	45,856,036	—	45,856,036
Total Short-Term Investments	1,612,431	45,856,036	—	47,468,467
Total Investments in Securities	$ 5,729,840,544	$ 45,860,284	$ —	$ 5,775,700,828
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (93,337)	$ —	$ —	$ (93,337)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,446,389,206) including securities on loan of $1,445,237	$5,775,593,636
Investment in affiliated investment companies, at value (identified cost $107,192)	107,192
Due from custodian	2,084,030
Receivables:
Portfolio shares sold	3,789,964
Dividends and interest	2,922,319
Securities lending	1,955
Other assets	17,894
Total assets	5,784,516,990
Liabilities
Cash collateral received for securities on loan	1,505,239
Due to custodian	71,297
Payables:
Investment securities purchased	2,084,030
Portfolio shares redeemed	1,142,543
Distribution/Service fees (See Note 3)	758,625
Variation margin on futures contracts	334,781
Professional fees	49,497
Custodian	15,813
Manager (See Note 3)	1,906
Shareholder communication	271
Accrued expenses	22,671
Total liabilities	5,986,673
Net assets	$5,778,530,317
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$47,779
Additional paid-in-capital	1,399,747,868
1,399,795,647
Total distributable earnings (loss)	4,378,734,670
Net assets	$5,778,530,317
Initial Class
Net assets applicable to outstanding shares	$2,202,355,660
Shares of beneficial interest outstanding	18,074,491
Net asset value per share outstanding	$121.85
Service Class
Net assets applicable to outstanding shares	$3,576,174,657
Shares of beneficial interest outstanding	29,704,088
Net asset value per share outstanding	$120.39

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP S&P 500 Index Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$63,322,524
Interest	3,193,885
Securities lending, net	24,500
Dividends-affiliated	13,540
Total income	66,554,449
Expenses
Manager (See Note 3)	7,982,735
Distribution/Service—Service Class (See Note 3)	7,913,996
Shareholder communication	757,535
Professional fees	426,621
Trustees	122,791
Custodian	85,864
Miscellaneous	606,077
Total expenses before waiver/reimbursement	17,895,619
Expense waiver/reimbursement from Manager (See Note 3)	(3,795,530)
Net expenses	14,100,089
Net investment income (loss)	52,454,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	5,213,653
Futures transactions	6,024,488
Foreign currency transactions	(322)
Net realized gain (loss)	11,237,819
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	795,102,781
Futures contracts	1,554,149
Net change in unrealized appreciation (depreciation)	796,656,930
Net realized and unrealized gain (loss)	807,894,749
Net increase (decrease) in net assets resulting from operations	$860,349,109
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$52,454,360	$49,099,576
Net realized gain (loss)	11,237,819	28,741,373
Net change in unrealized appreciation (depreciation)	796,656,930	850,053,597
Net increase (decrease) in net assets resulting from operations	860,349,109	927,894,546
Distributions to shareholders:
Initial Class	(31,115,785)	(26,672,708)
Service Class	(44,294,689)	(35,388,705)
Total distributions to shareholders	(75,410,474)	(62,061,413)
Capital share transactions:
Net proceeds from sales of shares	662,673,449	531,581,997
Net asset value of shares issued to shareholders in reinvestment of distributions	75,410,474	62,061,413
Cost of shares redeemed	(497,634,878)	(496,114,268)
Increase (decrease) in net assets derived from capital share transactions	240,449,045	97,529,142
Net increase (decrease) in net assets	1,025,387,680	963,362,275
Net Assets
Beginning of year	4,753,142,637	3,789,780,362
End of year	$5,778,530,317	$4,753,142,637
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP S&P 500 Index Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$105.02	$85.36	$69.69	$89.76	$71.41
Net investment income (loss) (a)	1.30	1.25	1.22	1.12	1.03
Net realized and unrealized gain (loss)	17.28	19.91	16.77	(17.63)	19.19
Total from investment operations	18.58	21.16	17.99	(16.51)	20.22
Less distributions:
From net investment income	(1.19)	(1.18)	(1.10)	(1.12)	(1.01)
From net realized gain on investments	(0.56)	(0.32)	(1.22)	(2.44)	(0.86)
Total distributions	(1.75)	(1.50)	(2.32)	(3.56)	(1.87)
Net asset value at end of year	$121.85	$105.02	$85.36	$69.69	$89.76
Total investment return (b)	17.72%	24.83%	26.14%	(18.19)%	28.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.17%	1.29%	1.57%	1.45%	1.28%
Net expenses (c)	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses (before waiver/reimbursement) (c)	0.19%	0.19%	0.19%	0.19%	0.18%
Portfolio turnover rate	1%	2%	2%	2%	3%
Net assets at end of year (in 000's)	$2,202,356	$1,885,141	$1,592,465	$1,271,411	$1,745,640

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$103.85	$84.48	$69.01	$88.87	$70.76
Net investment income (loss) (a)	1.01	1.00	1.02	0.92	0.83
Net realized and unrealized gain (loss)	17.06	19.69	16.59	(17.43)	18.99
Total from investment operations	18.07	20.69	17.61	(16.51)	19.82
Less distributions:
From net investment income	(0.97)	(1.00)	(0.92)	(0.91)	(0.85)
From net realized gain on investments	(0.56)	(0.32)	(1.22)	(2.44)	(0.86)
Total distributions	(1.53)	(1.32)	(2.14)	(3.35)	(1.71)
Net asset value at end of year	$120.39	$103.85	$84.48	$69.01	$88.87
Total investment return (b)	17.43%	24.52%	25.83%	(18.40)%	28.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.92%	1.04%	1.32%	1.21%	1.03%
Net expenses (c)	0.37%	0.37%	0.37%	0.37%	0.37%
Expenses (before waiver/reimbursement) (c)	0.44%	0.44%	0.44%	0.44%	0.43%
Portfolio turnover rate	1%	2%	2%	2%	3%
Net assets at end of year (in 000's)	$3,576,175	$2,868,002	$2,197,315	$1,731,310	$2,066,943

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP S&P 500 Index Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards
Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

16	NYLI VP S&P 500 Index Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes
17

Notes to Financial Statements (continued)
valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation.

18	NYLI VP S&P 500 Index Portfolio

The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash
19

Notes to Financial Statements (continued)
collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(L) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of December 31, 2025:
Liability Derivatives	Equity Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(93,337)
Total Fair Value	$(93,337)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Futures Transactions	$6,024,488
Total Net Realized Gain (Loss)	$6,024,488

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk
Futures Contracts	$1,554,149
Total Net Change in Unrealized Appreciation (Depreciation)	$1,554,149

Average Notional Amount	Total
Futures Contracts Long	$72,387,449
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Portfolio. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses

20	NYLI VP S&P 500 Index Portfolio

New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.16% up to $2.5 billion; and 0.15% in excess of $2.5 billion. During the year ended December 31, 2025, the effective management fee rate was 0.15% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.12% and 0.37%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $7,982,735 and waived fees and/or reimbursed expenses in the amount of $3,795,530 and did not pay the Subadvisor any fees.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,462,312,631	$4,362,409,545	$(49,021,348)	$4,313,388,197
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$57,586,443	$7,760,030	$—	$4,313,388,197	$4,378,734,670
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of December 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(7,711)	$7,711
The reclassifications for the Portfolio are primarily due to Real Estate Investment Trust ("REIT") adjustments.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$54,223,498	$49,954,411
Long-Term Capital Gains	21,186,976	12,107,002
Total	$75,410,474	$62,061,413
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
21

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $292,044 and $54,282, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	933,538	$106,073,808
Shares issued to shareholders in reinvestment of distributions	260,156	31,115,785
Shares redeemed	(1,069,549)	(120,422,527)
Net increase (decrease)	124,145	$16,767,066
Year ended December 31, 2024:
Shares sold	619,172	$60,756,556
Shares issued to shareholders in reinvestment of distributions	259,096	26,672,708
Shares redeemed	(1,583,538)	(148,241,529)
Net increase (decrease)	(705,270)	$(60,812,265)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	5,133,066	$556,599,641
Shares issued to shareholders in reinvestment of distributions	374,608	44,294,689
Shares redeemed	(3,421,658)	(377,212,351)
Net increase (decrease)	2,086,016	$223,681,979
Year ended December 31, 2024:
Shares sold	4,878,309	$470,825,441
Shares issued to shareholders in reinvestment of distributions	347,455	35,388,705
Shares redeemed	(3,618,164)	(347,872,739)
Net increase (decrease)	1,607,600	$158,341,407
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

22	NYLI VP S&P 500 Index Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP S&P 500 Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP S&P 500 Index Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agents and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
31

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
32

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
33

NYLI VP Natural Resources Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.1%
Australia 3.9%
Rio Tinto plc (Metals & Mining)	145,945	$ 11,791,790
Canada 17.5%
Agnico Eagle Mines Ltd. (Metals & Mining)	44,287	7,507,975
Alamos Gold, Inc., Class A (Metals & Mining)	147,620	5,695,180
Cameco Corp. (Oil, Gas & Consumable Fuels)	27,433	2,509,845
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	193,134	6,541,692
Capstone Copper Corp. (Metals & Mining) (a)	400,103	4,016,917
Hudbay Minerals, Inc. (Metals & Mining)	170,488	3,384,187
Methanex Corp. (Chemicals)	151,928	6,034,580
Pan American Silver Corp. (Metals & Mining)	68,137	3,530,178
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	223,168	9,899,733
Teck Resources Ltd., Class B (Metals & Mining)	86,998	4,166,334
		53,286,621
Luxembourg 3.8%
ArcelorMittal SA (Registered), NYRS (Metals & Mining)	253,693	11,560,790
Norway 1.3%
Norsk Hydro ASA (Metals & Mining)	506,853	3,916,271
Republic of the Congo 0.8%
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)(b)	211,746	2,408,186
South Africa 4.5%
Anglo American plc (Metals & Mining)	166,510	6,924,195
Impala Platinum Holdings Ltd., Sponsored ADR (Metals & Mining)	218,073	3,419,385
Valterra Platinum Ltd. (Metals & Mining)	42,288	3,545,531
		13,889,111
Spain 2.0%
Repsol SA (Oil, Gas & Consumable Fuels)	324,716	6,077,079
United States 65.3%
Alcoa Corp. (Metals & Mining)	162,599	8,640,511
	Shares	Value

United States (continued)
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	138,723	$ 4,780,395
Archer-Daniels-Midland Co. (Food Products)	26,170	1,504,513
BP plc (Oil, Gas & Consumable Fuels)	2,242,705	13,083,779
Bunge Global SA (Food Products)	70,945	6,319,781
Caterpillar, Inc. (Machinery)	8,695	4,981,105
CF Industries Holdings, Inc. (Chemicals)	35,189	2,721,517
ConocoPhillips (Oil, Gas & Consumable Fuels)	120,599	11,289,272
Corteva, Inc. (Chemicals)	103,879	6,963,009
Crescent Energy Co., Class A (Oil, Gas & Consumable Fuels)	537,684	4,511,169
Darling Ingredients, Inc. (Food Products) (a)	184,967	6,658,812
Deere & Co. (Machinery)	7,970	3,710,593
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	75,330	11,324,359
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	67,321	7,429,546
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	106,725	12,843,286
Freeport-McMoRan, Inc. (Metals & Mining)	286,465	14,549,557
International Paper Co. (Containers & Packaging)	212,885	8,385,540
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	50,110	8,149,389
Mosaic Co. (The) (Chemicals)	194,614	4,688,251
Newmont Corp. (Metals & Mining)	130,036	12,984,095
Nucor Corp. (Metals & Mining)	26,042	4,247,711
Packaging Corp. of America (Containers & Packaging)	43,556	8,982,554
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	453,609	6,364,134
Phillips 66 (Oil, Gas & Consumable Fuels)	72,483	9,353,206
Royal Gold, Inc. (Metals & Mining)	39,493	8,778,899
SLB Ltd. (Energy Equipment & Services)	159,124	6,107,179
		199,352,162
Total Common Stocks (Cost $272,887,185)		302,282,010
Short-Term Investments 1.7%
Affiliated Investment Company 0.9%
United States 0.9%
NYLI U.S. Government Liquidity Fund, 3.569% (c)	2,815,448	2,815,448

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 0.8%
United States 0.8%
Invesco Government & Agency Portfolio, 3.751% (c)(d)	2,288,746	$ 2,288,746
Total Short-Term Investments (Cost $5,104,194)		5,104,194
Total Investments (Cost $277,991,379)	100.8%	307,386,204
Other Assets, Less Liabilities	(0.8)	(2,298,673)
Net Assets	100.0%	$ 305,087,531

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $2,167,351. The Portfolio received cash collateral with a value of $2,288,746. (See Note 2(J))
(c)	Current yield as of December 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,408	$ 70,990	$ (70,583)	$ —	$ —	$ 2,815	$ 118	$ —	2,815

Abbreviation(s):
ADR—American Depositary Receipt
NYRS—New York Registry Shares
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Natural Resources Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Norway	$ —	$ 3,916,271	$ —	$ 3,916,271
All Other Countries	298,365,739	—	—	298,365,739
Total Common Stocks	298,365,739	3,916,271	—	302,282,010
Short-Term Investments
Affiliated Investment Company	2,815,448	—	—	2,815,448
Unaffiliated Investment Company	2,288,746	—	—	2,288,746
Total Short-Term Investments	5,104,194	—	—	5,104,194
Total Investments in Securities	$ 303,469,933	$ 3,916,271	$ —	$ 307,386,204

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Chemicals	$20,407,357	6.7%
Containers & Packaging	17,368,094	5.7
Energy Equipment & Services	6,107,179	2.0
Food Products	14,483,106	4.7
Machinery	8,691,698	2.9
Metals & Mining	121,067,692	39.7
Oil, Gas & Consumable Fuels	114,156,884	37.4
	302,282,010	99.1
Short-Term Investments	5,104,194	1.7
Other Assets, Less Liabilities	(2,298,673)	(0.8)
Net Assets	$305,087,531	100.0%

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $275,175,931) including securities on loan of $2,167,351	$304,570,756
Investment in affiliated investment companies, at value (identified cost $2,815,448)	2,815,448
Cash denominated in foreign currencies (identified cost $29,067)	30,536
Receivables:
Dividends and interest	248,989
Portfolio shares sold	61,397
Securities lending	3,632
Other assets	1,418
Total assets	307,732,176
Liabilities
Cash collateral received for securities on loan	2,288,746
Payables:
Manager (See Note 3)	203,610
Portfolio shares redeemed	122,263
Professional fees	25,449
Custodian	4,299
Shareholder communication	128
Accrued expenses	150
Total liabilities	2,644,645
Net assets	$305,087,531
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,873
Additional paid-in-capital	278,700,364
278,723,237
Total distributable earnings (loss)	26,364,294
Net assets	$305,087,531
Initial Class
Net assets applicable to outstanding shares	$305,087,531
Shares of beneficial interest outstanding	22,873,075
Net asset value per share outstanding	$13.34

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Natural Resources Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $264,965)	$7,050,027
Securities lending, net	138,709
Dividends-affiliated	117,820
Total income	7,306,556
Expenses
Manager (See Note 3)	2,270,543
Professional fees	78,198
Shareholder communication	40,704
Custodian	27,814
Trustees	7,158
Miscellaneous	13,232
Total expenses	2,437,649
Net investment income (loss)	4,868,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	5,012,437
Foreign currency transactions	(11,468)
Net realized gain (loss)	5,000,969
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	31,603,641
Translation of other assets and liabilities in foreign currencies	12,155
Net change in unrealized appreciation (depreciation)	31,615,796
Net realized and unrealized gain (loss)	36,616,765
Net increase (decrease) in net assets resulting from operations	$41,485,672
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,868,907	$4,011,384
Net realized gain (loss)	5,000,969	30,541,943
Net change in unrealized appreciation (depreciation)	31,615,796	(30,420,161)
Net increase (decrease) in net assets resulting from operations	41,485,672	4,133,166
Distributions to shareholders:
Initial Class	(4,449,641)	(8,328,598)
Capital share transactions:
Net proceeds from sales of shares	34,453,586	42,469,804
Net asset value of shares issued to shareholders in reinvestment of distributions	4,449,641	8,328,598
Cost of shares redeemed	(71,246,106)	(82,887,816)
Increase (decrease) in net assets derived from capital share transactions	(32,342,879)	(32,089,414)
Net increase (decrease) in net assets	4,693,152	(36,284,846)
Net Assets
Beginning of year	300,394,379	336,679,225
End of year	$305,087,531	$300,394,379
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Natural Resources Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.76	$11.97	$12.00	$8.93	$6.55
Net investment income (loss) (a)	0.20	0.15	0.19	0.22	0.12
Net realized and unrealized gain (loss)	1.57	(0.03)	0.04	2.97	2.36
Total from investment operations	1.77	0.12	0.23	3.19	2.48
Less distributions:
From net investment income	(0.19)	(0.33)	(0.26)	(0.12)	(0.10)
Net asset value at end of year	$13.34	$11.76	$11.97	$12.00	$8.93
Total investment return (b)	15.20%	0.74%	1.92%	35.84%	38.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.69%	1.21%	1.62%	1.94%	1.56%
Net expenses (c)	0.85%	0.84%	0.84%	0.83%	0.85%
Portfolio turnover rate	88%	94%	85%	92%	72%
Net assets at end of year (in 000's)	$305,088	$300,394	$336,679	$396,137	$292,583

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Natural Resources Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use

10	NYLI VP Natural Resources Portfolio

of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant
11

Notes to Financial Statements (continued)
exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying

12	NYLI VP Natural Resources Portfolio

securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
13

Notes to Financial Statements (continued)
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Newton Investment Management North America, LLC (“Newton” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Newton, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.79% up to $1 billion; and 0.78% in excess of $1 billion. During the year ended December 31, 2025, the effective management fee rate was 0.79% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,270,543 and paid the Subadvisor fees in the amount of $1,080,169.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAV of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAV, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$279,498,407	$37,613,831	$(9,726,034)	$27,887,797
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$6,314,648	$(7,842,393)	$—	$27,892,039	$26,364,294
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale and corporate action adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $7,842,393, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$7,842	$—
The Portfolio utilized $4,203,030 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$4,449,641	$8,328,598

14	NYLI VP Natural Resources Portfolio

For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $251,446 and $282,031, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	2,971,804	$34,453,586
Shares issued to shareholders in reinvestment of distributions	355,909	4,449,641
Shares redeemed	(6,007,933)	(71,246,106)
Net increase (decrease)	(2,680,220)	$(32,342,879)
Year ended December 31, 2024:
Shares sold	3,401,416	$42,469,804
Shares issued to shareholders in reinvestment of distributions	659,952	8,328,598
Shares redeemed	(6,631,841)	(82,887,816)
Net increase (decrease)	(2,570,473)	$(32,089,414)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Natural Resources Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Natural Resources Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP Natural Resources Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
17

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
24

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
25

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI VP Small Cap Growth Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 97.1%
Aerospace & Defense 5.4%
BWX Technologies, Inc.	7,579	$ 1,309,954
Curtiss-Wright Corp.	6,183	3,408,503
Karman Holdings, Inc. (a)(b)	33,756	2,469,927
Loar Holdings, Inc. (a)	36,632	2,490,976
StandardAero, Inc. (a)	146,259	4,194,708
VSE Corp.	35,034	6,052,824
Woodward, Inc.	6,073	1,835,989
		21,762,881
Automobile Components 0.6%
Patrick Industries, Inc.	20,540	2,227,152
Banks 2.5%
Bancorp, Inc. (The) (a)	34,288	2,315,126
Coastal Financial Corp. (a)	14,601	1,673,128
Prosperity Bancshares, Inc.	86,990	6,011,879
		10,000,133
Beverages 0.4%
Vita Coco Co., Inc. (The) (a)	30,904	1,638,221
Biotechnology 5.5%
Alkermes plc (a)	93,362	2,612,268
Blueprint Medicines Corp., CVR (a)(c)	14,171	—
Cytokinetics, Inc. (a)	69,285	4,402,369
Denali Therapeutics, Inc. (a)	106,880	1,764,589
Madrigal Pharmaceuticals, Inc. (a)	6,694	3,898,184
Mirum Pharmaceuticals, Inc. (a)	36,903	2,914,968
Neurocrine Biosciences, Inc. (a)	9,148	1,297,461
Protagonist Therapeutics, Inc. (a)	25,917	2,263,591
Vaxcyte, Inc. (a)	61,857	2,854,082
		22,007,512
Building Products 4.7%
AAON, Inc.	35,384	2,698,030
CSW Industrials, Inc.	9,250	2,715,153
Griffon Corp.	27,885	2,053,730
Modine Manufacturing Co. (a)	33,292	4,444,815
Simpson Manufacturing Co., Inc.	26,757	4,320,453
Zurn Elkay Water Solutions Corp.	57,445	2,670,618
		18,902,799
Capital Markets 3.8%
DigitalBridge Group, Inc.	117,766	1,806,530
Hamilton Lane, Inc., Class A	22,360	3,003,172
Houlihan Lokey, Inc.	24,037	4,187,005
StepStone Group, Inc., Class A	53,795	3,452,025
	Shares	Value

Capital Markets (continued)
StoneX Group, Inc. (a)	31,516	$ 2,998,117
		15,446,849
Chemicals 1.1%
Hawkins, Inc.	18,485	2,625,979
HB Fuller Co.	33,584	1,996,905
		4,622,884
Commercial Services & Supplies 5.4%
Casella Waste Systems, Inc., Class A (a)	74,431	7,289,772
MSA Safety, Inc.	17,518	2,805,333
OPENLANE, Inc. (a)	117,464	3,498,078
Rentokil Initial plc, Sponsored ADR	52,465	1,545,619
Waste Connections, Inc.	36,457	6,393,099
		21,531,901
Construction & Engineering 5.1%
Construction Partners, Inc., Class A (a)	28,045	3,044,285
Everus Construction Group, Inc. (a)	26,334	2,253,137
IES Holdings, Inc. (a)	2,700	1,050,354
Limbach Holdings, Inc. (a)	35,364	2,753,087
Primoris Services Corp.	22,367	2,776,639
Sterling Infrastructure, Inc. (a)	15,680	4,801,687
Valmont Industries, Inc.	9,120	3,669,158
		20,348,347
Construction Materials 1.5%
Eagle Materials, Inc.	12,648	2,614,088
James Hardie Industries plc, ADR (a)	36,739	762,334
Knife River Corp. (a)	17,437	1,226,693
United States Lime & Minerals, Inc.	12,586	1,507,048
		6,110,163
Consumer Finance 0.3%
Dave, Inc. (a)	5,076	1,123,877
Consumer Staples Distribution & Retail 0.9%
Casey's General Stores, Inc.	6,189	3,420,722
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc. (a)	40,220	4,078,308
Mister Car Wash, Inc. (a)	537,269	2,987,216
		7,065,524
Electrical Equipment 0.7%
Generac Holdings, Inc. (a)	5,080	692,760
Nextpower, Inc., Class A (a)	23,549	2,051,353
		2,744,113

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components 3.6%
Itron, Inc. (a)	17,785	$ 1,651,515
Littelfuse, Inc.	737	186,402
Mirion Technologies, Inc. (a)	307,539	7,202,563
Novanta, Inc. (a)	43,952	5,229,849
		14,270,329
Energy Equipment & Services 3.1%
Cactus, Inc., Class A	20,359	929,999
Oceaneering International, Inc. (a)	232,788	5,593,896
SLB Ltd.	26,865	1,031,079
TechnipFMC plc	108,777	4,847,103
		12,402,077
Entertainment 0.5%
Take-Two Interactive Software, Inc. (a)	8,130	2,081,524
Food Products 0.8%
Freshpet, Inc. (a)	15,873	967,142
Vital Farms, Inc. (a)	65,263	2,084,500
		3,051,642
Ground Transportation 0.8%
Saia, Inc. (a)	10,100	3,297,852
Health Care Equipment & Supplies 3.8%
Establishment Labs Holdings, Inc. (a)	82,986	6,048,020
Glaukos Corp. (a)	26,284	2,967,726
Kestra Medical Technologies Ltd. (a)(b)	66,271	1,757,507
OrthoPediatrics Corp. (a)	74,966	1,331,396
PROCEPT BioRobotics Corp. (a)	43,580	1,371,027
SI-BONE, Inc. (a)	98,250	1,937,490
		15,413,166
Health Care Providers & Services 7.4%
BrightSpring Health Services, Inc. (a)	33,575	1,257,384
Encompass Health Corp.	36,099	3,831,548
Ensign Group, Inc. (The)	23,610	4,112,862
Guardant Health, Inc. (a)	48,758	4,980,142
HealthEquity, Inc. (a)	96,771	8,865,191
Option Care Health, Inc. (a)	71,688	2,283,980
RadNet, Inc. (a)	63,321	4,517,953
		29,849,060
Health Care Technology 0.1%
Phreesia, Inc. (a)	26,980	456,502
	Shares	Value

Hotels, Restaurants & Leisure 0.3%
Kura Sushi USA, Inc., Class A (a)(b)	19,780	$ 1,035,087
Household Durables 2.0%
Cavco Industries, Inc. (a)	5,653	3,339,453
Installed Building Products, Inc. (b)	14,264	3,699,939
TopBuild Corp. (a)	2,179	909,057
		7,948,449
Industrial REITs 1.3%
EastGroup Properties, Inc.	13,155	2,343,432
Terreno Realty Corp.	46,407	2,724,555
		5,067,987
Insurance 1.3%
Goosehead Insurance, Inc., Class A	20,190	1,486,994
Skyward Specialty Insurance Group, Inc. (a)	77,022	3,936,594
		5,423,588
Life Sciences Tools & Services 2.1%
Bio-Techne Corp.	69,689	4,098,410
Bruker Corp.	94,809	4,466,452
		8,564,862
Machinery 3.9%
CECO Environmental Corp. (a)	36,770	2,200,685
Enerpac Tool Group Corp.	32,985	1,261,346
Enpro, Inc.	12,801	2,741,078
ESCO Technologies, Inc.	9,878	1,930,062
IDEX Corp.	8,783	1,562,847
Kadant, Inc.	8,474	2,415,260
Mueller Water Products, Inc., Class A	55,400	1,319,628
SPX Technologies, Inc. (a)	10,343	2,069,221
		15,500,127
Metals & Mining 0.9%
Materion Corp.	30,620	3,806,678
Oil, Gas & Consumable Fuels 1.2%
Matador Resources Co.	47,450	2,013,778
Range Resources Corp.	80,546	2,840,052
		4,853,830
Pharmaceuticals 0.4%
Crinetics Pharmaceuticals, Inc. (a)	37,950	1,766,573
Professional Services 1.4%
Andersen Group, Inc., Class A (a)	51,791	1,342,941

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Small Cap Growth Portfolio

	Shares	Value
Common Stocks (continued)
Professional Services (continued)
Parsons Corp. (a)(b)	71,359	$ 4,409,986
		5,752,927
Real Estate Management & Development 0.6%
FirstService Corp.	15,157	2,357,368
Semiconductors & Semiconductor Equipment 8.0%
Credo Technology Group Holding Ltd. (a)	19,660	2,828,877
Entegris, Inc.	40,222	3,388,704
Impinj, Inc. (a)	9,859	1,715,565
Lattice Semiconductor Corp. (a)	89,690	6,599,390
MACOM Technology Solutions Holdings, Inc. (a)	13,338	2,284,533
Onto Innovation, Inc. (a)	22,225	3,508,438
Power Integrations, Inc.	29,957	1,064,672
Rambus, Inc. (a)	20,789	1,910,301
SiTime Corp. (a)	16,559	5,848,473
Universal Display Corp.	27,170	3,172,913
		32,321,866
Software 9.9%
CCC Intelligent Solutions Holdings, Inc. (a)	871,245	6,926,398
Clearwater Analytics Holdings, Inc., Class A (a)	201,132	4,851,304
Confluent, Inc., Class A (a)	130,351	3,941,814
Descartes Systems Group, Inc. (The) (a)	32,086	2,812,659
Dynatrace, Inc. (a)	131,729	5,709,135
Guidewire Software, Inc. (a)	9,547	1,919,042
JFrog Ltd. (a)	41,291	2,579,036
Onestream, Inc. (a)	127,583	2,344,976
Procore Technologies, Inc. (a)	46,727	3,398,922
SailPoint, Inc. (a)	31,714	641,574
ServiceTitan, Inc., Class A (a)	22,967	2,445,985
Vertex, Inc., Class A (a)	111,908	2,234,803
		39,805,648
Specialty Retail 1.2%
Boot Barn Holdings, Inc. (a)	15,474	2,730,697
Revolve Group, Inc. (a)	63,659	1,921,865
		4,652,562
Trading Companies & Distributors 2.8%
Applied Industrial Technologies, Inc.	10,615	2,725,613
	Shares	Value

Trading Companies & Distributors (continued)
FTAI Aviation Ltd.	17,828	$ 3,509,442
McGrath RentCorp	15,373	1,613,089
SiteOne Landscape Supply, Inc. (a)	27,229	3,391,644
		11,239,788
Total Common Stocks (Cost $334,422,577)		389,872,570
Short-Term Investments 4.1%
Affiliated Investment Company 3.3%
NYLI U.S. Government Liquidity Fund, 3.569% (d)	13,146,215	13,146,215
Unaffiliated Investment Company 0.8%
Invesco Government & Agency Portfolio, 3.751% (d)(e)	3,392,548	3,392,548
Total Short-Term Investments (Cost $16,538,763)		16,538,763
Total Investments (Cost $350,961,340)	101.2%	406,411,333
Other Assets, Less Liabilities	(1.2)	(4,633,344)
Net Assets	100.0%	$ 401,777,989

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $7,753,261; the total market value of collateral held by the Portfolio was $8,049,805. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,657,257. The Portfolio received cash collateral with a value of $3,392,548. (See Note 2(H))
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of December 31, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 13,350	$ 168,610	$ (168,814)	$ —	$ —	$ 13,146	$ 543	$ —	13,146

Abbreviation(s):
ADR—American Depositary Receipt
CVR—Contingent Value Right
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 389,872,570	$ —	$ —	$ 389,872,570
Short-Term Investments
Affiliated Investment Company	13,146,215	—	—	13,146,215
Unaffiliated Investment Company	3,392,548	—	—	3,392,548
Total Short-Term Investments	16,538,763	—	—	16,538,763
Total Investments in Securities	$ 406,411,333	$ —	$ —	$ 406,411,333

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Small Cap Growth Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $337,815,125) including securities on loan of $7,753,261	$393,265,118
Investment in affiliated investment companies, at value (identified cost $13,146,215)	13,146,215
Receivables:
Dividends	186,035
Portfolio shares sold	136,802
Investment securities sold	116,035
Securities lending	2,462
Other assets	2,593
Total assets	406,855,260
Liabilities
Cash collateral received for securities on loan	3,392,548
Payables:
Investment securities purchased	1,284,848
Manager (See Note 3)	280,254
Portfolio shares redeemed	52,821
Distribution/Service fees (See Note 3)	28,250
Professional fees	28,234
Custodian	4,704
Shareholder communication	60
Accrued expenses	5,552
Total liabilities	5,077,271
Net assets	$401,777,989
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$35,507
Additional paid-in-capital	316,422,539
316,458,046
Total distributable earnings (loss)	85,319,943
Net assets	$401,777,989
Initial Class
Net assets applicable to outstanding shares	$270,953,340
Shares of beneficial interest outstanding	23,427,806
Net asset value per share outstanding	$11.57
Service Class
Net assets applicable to outstanding shares	$130,824,649
Shares of beneficial interest outstanding	12,079,359
Net asset value per share outstanding	$10.83

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $15,376)	$1,743,177
Dividends-affiliated	543,146
Securities lending, net	75,194
Total income	2,361,517
Expenses
Manager (See Note 3)	3,362,078
Distribution/Service—Service Class (See Note 3)	325,818
Professional fees	91,444
Shareholder communication	57,420
Custodian	30,257
Trustees	10,251
Miscellaneous	19,302
Total expenses	3,896,570
Net investment income (loss)	(1,535,053)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	33,229,470
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(14,360,031)
Net realized and unrealized gain (loss)	18,869,439
Net increase (decrease) in net assets resulting from operations	$17,334,386
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Small Cap Growth Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,535,053)	$(1,526,965)
Net realized gain (loss)	33,229,470	32,889,683
Net change in unrealized appreciation (depreciation)	(14,360,031)	13,400,849
Net increase (decrease) in net assets resulting from operations	17,334,386	44,763,567
Distributions to shareholders:
Initial Class	(20,035,109)	—
Service Class	(10,247,139)	—
Total distributions to shareholders	(30,282,248)	—
Capital share transactions:
Net proceeds from sales of shares	51,626,453	64,781,838
Net asset value of shares issued to shareholders in reinvestment of distributions	30,282,248	—
Cost of shares redeemed	(130,537,092)	(89,044,200)
Increase (decrease) in net assets derived from capital share transactions	(48,628,391)	(24,262,362)
Net increase (decrease) in net assets	(61,576,253)	20,501,205
Net Assets
Beginning of year	463,354,242	442,853,037
End of year	$401,777,989	$463,354,242
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.90	$10.78	$9.37	$17.53	$18.16
Net investment income (loss) (a)	(0.03)	(0.03)	(0.01)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	0.60	1.15	1.46	(4.74)	1.98
Total from investment operations	0.57	1.12	1.45	(4.79)	1.87
Less distributions:
From net realized gain on investments	(0.90)	—	(0.04)	(3.37)	(2.50)
Net asset value at end of year	$11.57	$11.90	$10.78	$9.37	$17.53
Total investment return (b)	4.89%	10.41%	15.51%	(26.49)%	10.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.29)%	(0.26)%	(0.11)%	(0.37)%	(0.56)%
Net expenses (c)	0.86%	0.85%	0.84%	0.85%	0.84%(d)
Portfolio turnover rate	46%	40%	26%	39%	32%
Net assets at end of year (in 000's)	$270,953	$327,122	$308,540	$320,091	$395,321

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.23	$10.19	$8.88	$16.91	$17.64
Net investment income (loss) (a)	(0.06)	(0.05)	(0.03)	(0.08)	(0.15)
Net realized and unrealized gain (loss)	0.56	1.09	1.38	(4.58)	1.92
Total from investment operations	0.50	1.04	1.35	(4.66)	1.77
Less distributions:
From net realized gain on investments	(0.90)	—	(0.04)	(3.37)	(2.50)
Net asset value at end of year	$10.83	$11.23	$10.19	$8.88	$16.91
Total investment return (b)	4.63%	10.13%	15.22%	(26.67)%	10.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.54)%	(0.51)%	(0.36)%	(0.63)%	(0.81)%
Net expenses (c)	1.11%	1.10%	1.09%	1.10%	1.09%(d)
Portfolio turnover rate	46%	40%	26%	39%	32%
Net assets at end of year (in 000's)	$130,825	$136,232	$134,313	$117,075	$173,558

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Small Cap Growth Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Small Cap Growth Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued

12	NYLI VP Small Cap Growth Portfolio

using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the
13

Notes to Financial Statements (continued)
event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. The Portfolio's subadvisors are Segall Bryant & Hamill, LLC ("SBH" or a "Subadvisor") and Brown Advisory LLC ("Brown Advisory" or a "Subadvisor", and together, with SBH, the "Subadvisors"), the Portfolio's subadvisors. SBH, a registered investment adviser, serves as a
Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and SBH. Brown Advisory, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Brown Advisory. Each Subadvisor is responsible for managing a portion of the Portfolio’s assets, as designated by the Manager from time to time. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.81% up to $1 billion; and 0.785% in excess of $1 billion. During the year ended December 31, 2025, the effective management fee rate was 0.81% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,362,078 and paid SBH and Brown Advisory fees of $882,889 and $815,553, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

14	NYLI VP Small Cap Growth Portfolio

Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$352,130,865	$77,127,299	$(22,846,831)	$54,280,468
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$4,462,989	$26,576,486	$—	$54,280,468	$85,319,943
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$2,410,154	$—
Long-Term Capital Gains	27,872,094	—
Total	$30,282,248	$—
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $186,609 and $264,886, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	2,870,305	$32,203,087
Shares issued to shareholders in reinvestment of distributions	1,770,950	20,035,109
Shares redeemed	(8,701,632)	(99,744,945)
Net increase (decrease)	(4,060,377)	$(47,506,749)
Year ended December 31, 2024:
Shares sold	3,962,278	$45,045,740
Shares redeemed	(5,099,316)	(58,333,614)
Net increase (decrease)	(1,137,038)	$(13,287,874)

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Notes to Financial Statements (continued)
Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,807,291	$19,423,366
Shares issued to shareholders in reinvestment of distributions	966,693	10,247,139
Shares redeemed	(2,828,737)	(30,792,147)
Net increase (decrease)	(54,753)	$(1,121,642)
Year ended December 31, 2024:
Shares sold	1,845,612	$19,736,098
Shares redeemed	(2,886,895)	(30,710,586)
Net increase (decrease)	(1,041,283)	$(10,974,488)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Small Cap Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Small Cap Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Small Cap Growth Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
24

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
25

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
26

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
27

NYLI VP Wellington Growth Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.9%
Aerospace & Defense 2.9%
Axon Enterprise, Inc. (a)	11,068	$ 6,285,849
GE Aerospace	40,409	12,447,185
		18,733,034
Automobiles 3.0%
Tesla, Inc. (a)	43,231	19,441,845
Biotechnology 0.8%
Natera, Inc. (a)	22,654	5,189,805
Broadline Retail 5.4%
Amazon.com, Inc. (a)	152,011	35,087,179
Capital Markets 4.6%
Goldman Sachs Group, Inc. (The)	4,898	4,305,342
KKR & Co., Inc.	47,897	6,105,909
MSCI, Inc.	4,503	2,583,506
Nasdaq, Inc.	54,313	5,275,422
S&P Global, Inc.	14,090	7,363,293
Tradeweb Markets, Inc., Class A	40,203	4,323,431
		29,956,903
Commercial Services & Supplies 1.0%
Waste Connections, Inc.	38,994	6,837,988
Communications Equipment 1.4%
Arista Networks, Inc. (a)	69,182	9,064,917
Electrical Equipment 0.3%
GE Vernova, Inc.	2,723	1,779,671
Entertainment 3.6%
Netflix, Inc. (a)	151,779	14,230,799
Spotify Technology SA (a)	15,589	9,052,688
		23,283,487
Financial Services 4.4%
Corpay, Inc. (a)	5,082	1,529,327
Mastercard, Inc., Class A	38,223	21,820,746
Visa, Inc., Class A	16,503	5,787,767
		29,137,840
Ground Transportation 1.0%
Uber Technologies, Inc. (a)	83,516	6,824,092
	Shares	Value

Health Care Equipment & Supplies 3.7%
IDEXX Laboratories, Inc. (a)	8,304	$ 5,617,905
Intuitive Surgical, Inc. (a)	13,500	7,645,860
Stryker Corp.	32,116	11,287,811
		24,551,576
Health Care REITs 2.2%
Welltower, Inc.	76,034	14,112,671
Hotels, Restaurants & Leisure 2.3%
DoorDash, Inc., Class A (a)	35,562	8,054,082
Hilton Worldwide Holdings, Inc.	23,770	6,827,932
		14,882,014
Interactive Media & Services 11.1%
Alphabet, Inc., Class C	156,397	49,077,378
Meta Platforms, Inc., Class A	36,007	23,767,861
		72,845,239
IT Services 1.0%
Shopify, Inc., Class A (a)	39,609	6,375,861
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	8,476	4,911,418
Pharmaceuticals 4.9%
Eli Lilly & Co.	29,765	31,987,850
Professional Services 0.9%
TransUnion	66,587	5,709,835
Semiconductors & Semiconductor Equipment 23.6%
Analog Devices, Inc.	27,317	7,408,370
ARM Holdings plc, ADR (a)	11,236	1,228,207
ASML Holding NV (Registered), ADR	9,291	9,940,069
Broadcom, Inc.	112,507	38,938,673
KLA Corp.	7,670	9,319,664
Monolithic Power Systems, Inc.	6,075	5,506,137
NVIDIA Corp.	394,806	73,631,319
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	26,657	8,100,796
		154,073,235
Software 13.7%
Cadence Design Systems, Inc. (a)	24,769	7,742,294
Figma, Inc., Class A (a)(b)	69,631	2,602,111
HubSpot, Inc. (a)	15,925	6,390,703
Intuit, Inc.	14,682	9,725,650

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
Microsoft Corp.	105,047	$ 50,802,829
Palantir Technologies, Inc., Class A (a)	2,681	476,548
ServiceNow, Inc. (a)	44,670	6,842,997
Unity Software, Inc. (a)	120,959	5,342,759
		89,925,891
Specialty Retail 1.8%
Home Depot, Inc. (The)	18,462	6,352,774
TJX Cos., Inc. (The)	34,571	5,310,452
		11,663,226
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	113,502	30,856,654
Trading Companies & Distributors 0.9%
Fastenal Co.	153,301	6,151,969
Total Common Stocks (Cost $473,505,736)		653,384,200
Short-Term Investments 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 3.569% (c)	1,090,782	1,090,782
	Shares	Value

Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.751% (c)(d)	371,224	$ 371,224
Total Short-Term Investments (Cost $1,462,006)		1,462,006
Total Investments (Cost $474,967,742)	100.1%	654,846,206
Other Assets, Less Liabilities	(0.1)	(766,287)
Net Assets	100.0%	$ 654,079,919

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $361,144. The Portfolio received cash collateral with a value of $371,224. (See Note 2(H))
(c)	Current yield as of December 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,999	$ 119,463	$ (121,371)	$ —	$ —	$ 1,091	$ 406	$ —	1,091

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Wellington Growth Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 653,384,200	$ —	$ —	$ 653,384,200
Short-Term Investments
Affiliated Investment Company	1,090,782	—	—	1,090,782
Unaffiliated Investment Company	371,224	—	—	371,224
Total Short-Term Investments	1,462,006	—	—	1,462,006
Total Investments in Securities	$ 654,846,206	$ —	$ —	$ 654,846,206

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $473,876,960) including securities on loan of $361,144	$653,755,424
Investment in affiliated investment companies, at value (identified cost $1,090,782)	1,090,782
Receivables:
Dividends	81,351
Portfolio shares sold	11,985
Securities lending	369
Other assets	3,289
Total assets	654,943,200
Liabilities
Cash collateral received for securities on loan	371,224
Payables:
Manager (See Note 3)	387,847
Portfolio shares redeemed	60,385
Professional fees	29,181
Distribution/Service fees (See Note 3)	8,147
Custodian	4,155
Shareholder communication	14
Accrued expenses	2,328
Total liabilities	863,281
Net assets	$654,079,919
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$19,592
Additional paid-in-capital	372,097,253
372,116,845
Total distributable earnings (loss)	281,963,074
Net assets	$654,079,919
Initial Class
Net assets applicable to outstanding shares	$616,058,190
Shares of beneficial interest outstanding	18,408,017
Net asset value per share outstanding	$33.47
Service Class
Net assets applicable to outstanding shares	$38,021,729
Shares of beneficial interest outstanding	1,183,698
Net asset value per share outstanding	$32.12

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Wellington Growth Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $31,988)	$2,828,110
Dividends-affiliated	406,280
Securities lending, net	16,283
Total income	3,250,673
Expenses
Manager (See Note 3)	4,468,384
Professional fees	106,385
Distribution/Service—Service Class (See Note 3)	94,758
Shareholder communication	92,239
Custodian	23,495
Trustees	15,839
Miscellaneous	24,657
Total expenses	4,825,757
Net investment income (loss)	(1,575,084)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	103,659,235
Net change in unrealized appreciation (depreciation) on unaffiliated investments	326,432
Net realized and unrealized gain (loss)	103,985,667
Net increase (decrease) in net assets resulting from operations	$102,410,583
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,575,084)	$(979,139)
Net realized gain (loss)	103,659,235	104,618,610
Net change in unrealized appreciation (depreciation)	326,432	46,467,361
Net increase (decrease) in net assets resulting from operations	102,410,583	150,106,832
Distributions to shareholders:
Initial Class	(46,293,648)	—
Service Class	(2,954,703)	—
Total distributions to shareholders	(49,248,351)	—
Capital share transactions:
Net proceeds from sales of shares	8,900,880	7,061,317
Net asset value of shares issued to shareholders in reinvestment of distributions	49,248,351	—
Cost of shares redeemed	(121,518,547)	(104,603,342)
Increase (decrease) in net assets derived from capital share transactions	(63,369,316)	(97,542,025)
Net increase (decrease) in net assets	(10,207,084)	52,564,807
Net Assets
Beginning of year	664,287,003	611,722,196
End of year	$654,079,919	$664,287,003
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Wellington Growth Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$30.83	$24.44	$17.64	$40.09	$39.15
Net investment income (loss) (a)	(0.07)	(0.04)	(0.01)	(0.03)	(0.12)
Net realized and unrealized gain (loss)	5.32	6.43	6.81	(13.45)	7.70
Total from investment operations	5.25	6.39	6.80	(13.48)	7.58
Less distributions:
From net investment income	—	—	—	—	(0.15)
From net realized gain on investments	(2.61)	—	—	(8.97)	(6.49)
Total distributions	(2.61)	—	—	(8.97)	(6.64)
Net asset value at end of year	$33.47	$30.83	$24.44	$17.64	$40.09
Total investment return (b)	17.06%	26.13%	38.55%(c)	(33.17)%	19.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.23)%	(0.14)%	(0.03)%	(0.12)%	(0.28)%
Net expenses (d)	0.73%	0.72%	0.72%	0.73%	0.72%
Expenses (before waiver/reimbursement) (d)	0.73%	0.72%	0.72%	0.73%	0.73%
Portfolio turnover rate	41%	66%	40%	42%	48%
Net assets at end of year (in 000's)	$616,058	$624,560	$572,153	$509,030	$716,521

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$29.76	$23.65	$17.11	$39.39	$38.57
Net investment income (loss) (a)	(0.15)	(0.10)	(0.06)	(0.10)	(0.22)
Net realized and unrealized gain (loss)	5.12	6.21	6.60	(13.21)	7.57
Total from investment operations	4.97	6.11	6.54	(13.31)	7.35
Less distributions:
From net investment income	—	—	—	—	(0.04)
From net realized gain on investments	(2.61)	—	—	(8.97)	(6.49)
Total distributions	(2.61)	—	—	(8.97)	(6.53)
Net asset value at end of year	$32.12	$29.76	$23.65	$17.11	$39.39
Total investment return (b)	16.77%	25.82%	38.22%(c)	(33.33)%	19.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.48)%	(0.38)%	(0.28)%	(0.37)%	(0.53)%
Net expenses (d)	0.98%	0.97%	0.97%	0.98%	0.97%
Expenses (before waiver/reimbursement) (d)	0.98%	0.97%	0.97%	0.98%	0.98%
Portfolio turnover rate	41%	66%	40%	42%	48%
Net assets at end of year (in 000's)	$38,022	$39,727	$39,570	$35,128	$56,983

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Wellington Growth Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

10	NYLI VP Wellington Growth Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued
11

Notes to Financial Statements (continued)
using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the

12	NYLI VP Wellington Growth Portfolio

event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory
Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the year ended December 31, 2025, the effective management fee rate was 0.69% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $4,468,384 and paid the Subadvisor fees in the amount of $1,844,797.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
13

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$477,060,342	$184,784,407	$(6,998,543)	$177,785,864
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$104,177,210	$—	$177,785,864	$281,963,074
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of December 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$1,492,790	$(1,492,790)
The reclassifications for the Portfolio are primarily due to net operating losses.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Long-Term Capital Gains	$49,248,351	$—
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $266,214 and $378,240, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made

14	NYLI VP Wellington Growth Portfolio

pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended December 31, 2025, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$836	$(21)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	258,024	$7,997,018
Shares issued to shareholders in reinvestment of distributions	1,391,286	46,293,648
Shares redeemed	(3,498,288)	(113,059,462)
Net increase (decrease)	(1,848,978)	$(58,768,796)
Year ended December 31, 2024:
Shares sold	202,049	$5,828,396
Shares redeemed	(3,351,259)	(94,163,985)
Net increase (decrease)	(3,149,210)	$(88,335,589)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	31,366	$903,862
Shares issued to shareholders in reinvestment of distributions	92,467	2,954,703
Shares redeemed	(275,258)	(8,459,085)
Net increase (decrease)	(151,425)	$(4,600,520)
Year ended December 31, 2024:
Shares sold	44,710	$1,232,921
Shares redeemed	(382,718)	(10,439,357)
Net increase (decrease)	(338,008)	$(9,206,436)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Wellington Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Wellington Growth Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP Wellington Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
23

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
24

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
25

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI VP Wellington Small Cap Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 97.8%
Aerospace & Defense 0.9%
Hexcel Corp.	37,143	$ 2,744,868
Kratos Defense & Security Solutions, Inc. (a)	5,758	437,090
Voyager Technologies, Inc., Class A (a)	9,316	243,520
		3,425,478
Automobile Components 1.2%
Goodyear Tire & Rubber Co. (The) (a)	177,060	1,551,046
Phinia, Inc.	36,576	2,292,949
Visteon Corp.	7,313	695,466
		4,539,461
Banks 10.2%
Atlantic Union Bankshares Corp.	59,338	2,094,631
Bank OZK	39,272	1,807,298
Banner Corp.	25,457	1,595,136
Cadence Bank	108,488	4,647,626
Columbia Banking System, Inc.	69,464	1,941,519
CVB Financial Corp.	108,179	2,012,129
Enterprise Financial Services Corp.	22,084	1,192,536
First Hawaiian, Inc.	74,935	1,895,856
First Interstate BancSystem, Inc., Class A (b)	103,432	3,578,747
FNB Corp.	117,924	2,016,500
Home BancShares, Inc.	81,590	2,266,570
Old National Bancorp	94,315	2,104,168
Prosperity Bancshares, Inc.	19,840	1,371,142
Renasant Corp.	33,727	1,187,865
Seacoast Banking Corp. of Florida	51,291	1,611,563
Simmons First National Corp., Class A	103,812	1,956,856
Stellar Bancorp, Inc.	49,474	1,530,726
United Community Banks, Inc.	43,988	1,373,305
WSFS Financial Corp.	24,387	1,347,138
		37,531,311
Beverages 0.7%
Vita Coco Co., Inc. (The) (a)	45,873	2,431,728
Biotechnology 8.3%
ACADIA Pharmaceuticals, Inc. (a)	8,287	221,346
ADMA Biologics, Inc. (a)	15,136	276,081
Agios Pharmaceuticals, Inc. (a)	3,755	102,211
Alkermes plc (a)	10,694	299,218
Amicus Therapeutics, Inc. (a)	76,669	1,091,767
Apogee Therapeutics, Inc. (a)	11,007	830,808
Arcellx, Inc. (a)	2,230	145,396
Arcus Biosciences, Inc. (a)	4,565	108,784
Arcutis Biotherapeutics, Inc. (a)	7,146	207,520
	Shares	Value

Biotechnology (continued)
Ardelyx, Inc. (a)	15,507	$ 90,406
Arrowhead Pharmaceuticals, Inc. (a)	7,383	490,157
Aurinia Pharmaceuticals, Inc. (a)	8,292	132,257
Avidity Biosciences, Inc. (a)	18,572	1,339,598
Beam Therapeutics, Inc. (a)	5,739	159,085
BioCryst Pharmaceuticals, Inc. (a)(b)	13,329	103,966
Bridgebio Pharma, Inc. (a)	10,384	794,272
Catalyst Pharmaceuticals, Inc. (a)	7,713	180,021
Celcuity, Inc. (a)	9,538	951,320
Celldex Therapeutics, Inc. (a)	27,840	756,134
CG oncology, Inc. (a)	17,806	739,305
Cogent Biosciences, Inc. (a)	18,875	670,440
CRISPR Therapeutics AG (a)(b)	5,298	277,827
Cytokinetics, Inc. (a)	15,417	979,596
Denali Therapeutics, Inc. (a)	8,482	140,038
Disc Medicine, Inc. (a)	13,402	1,064,253
Dynavax Technologies Corp. (a)	6,936	106,676
Dyne Therapeutics, Inc. (a)	7,324	143,258
Exact Sciences Corp. (a)	20,339	2,065,629
GRAIL, Inc. (a)	2,061	176,401
Ideaya Biosciences, Inc. (a)	5,392	186,402
Immunome, Inc. (a)	4,655	99,989
Immunovant, Inc. (a)	4,486	114,034
Insmed, Inc. (a)	7,345	1,278,324
Krystal Biotech, Inc. (a)	1,656	408,270
Kymera Therapeutics, Inc. (a)	12,852	1,000,014
Madrigal Pharmaceuticals, Inc. (a)	1,235	719,190
MannKind Corp. (a)	19,866	112,640
Mineralys Therapeutics, Inc. (a)	14,449	524,354
Mirum Pharmaceuticals, Inc. (a)	2,680	211,693
Nurix Therapeutics, Inc. (a)	4,960	94,091
Nuvalent, Inc., Class A (a)	8,803	885,494
Olema Pharmaceuticals, Inc. (a)	4,061	101,525
Praxis Precision Medicines, Inc. (a)	1,346	396,720
Protagonist Therapeutics, Inc. (a)	15,402	1,345,211
PTC Therapeutics, Inc. (a)	21,260	1,614,910
Recursion Pharmaceuticals, Inc., Class A (a)(b)	23,734	97,072
Revolution Medicines, Inc. (a)	25,502	2,031,234
Rhythm Pharmaceuticals, Inc. (a)	3,422	366,291
Scholar Rock Holding Corp. (a)	16,253	715,945
Soleno Therapeutics, Inc. (a)	8,890	411,607
Spyre Therapeutics, Inc. (a)	3,172	103,915
Stoke Therapeutics, Inc. (a)	2,936	93,189
Syndax Pharmaceuticals, Inc. (a)	5,541	116,416
TG Therapeutics, Inc. (a)	9,539	284,358
Travere Therapeutics, Inc. (a)	5,844	223,299
Twist Bioscience Corp. (a)	3,827	121,393

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Vaxcyte, Inc. (a)	19,772	$ 912,280
Vera Therapeutics, Inc. (a)	3,302	167,213
Veracyte, Inc. (a)	5,154	216,983
Vericel Corp. (a)	3,401	122,470
Viridian Therapeutics, Inc. (a)	14,499	451,209
Xencor, Inc. (a)	4,514	69,109
Xenon Pharmaceuticals, Inc. (a)	4,991	223,697
Zymeworks, Inc. (a)	3,230	85,046
		30,549,357
Broadline Retail 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	11,520	1,262,707
Building Products 1.0%
Modine Manufacturing Co. (a)	10,110	1,349,786
Zurn Elkay Water Solutions Corp.	46,460	2,159,925
		3,509,711
Capital Markets 0.5%
PJT Partners, Inc., Class A	11,318	1,892,370
Chemicals 1.2%
Cabot Corp.	17,705	1,173,487
Mativ Holdings, Inc.	94,365	1,146,535
Quaker Chemical Corp.	15,461	2,122,950
		4,442,972
Commercial Services & Supplies 2.1%
Brady Corp., Class A	26,032	2,040,128
Casella Waste Systems, Inc., Class A (a)	17,939	1,756,946
Loomis AB	40,806	1,729,515
MillerKnoll, Inc.	128,102	2,341,704
		7,868,293
Communications Equipment 1.1%
Calix, Inc. (a)	30,951	1,638,236
NetScout Systems, Inc. (a)	87,582	2,369,969
		4,008,205
Construction & Engineering 2.0%
Ameresco, Inc., Class A (a)	162,130	4,748,788
Centuri Holdings, Inc. (a)	99,562	2,513,940
		7,262,728
Construction Materials 0.4%
James Hardie Industries plc, ADR (a)	69,864	1,449,678
	Shares	Value

Consumer Finance 3.0%
Bread Financial Holdings, Inc.	30,927	$ 2,289,526
Dave, Inc. (a)	1,817	402,302
Enova International, Inc. (a)	17,929	2,818,439
EZCORP, Inc., Class A (a)	93,824	1,822,062
Navient Corp.	142,752	1,855,776
PROG Holdings, Inc.	61,825	1,823,219
		11,011,324
Containers & Packaging 0.9%
Greif, Inc., Class A	26,641	1,803,596
Sonoco Products Co.	36,483	1,592,118
		3,395,714
Diversified Consumer Services 1.7%
Adtalem Global Education, Inc. (a)	18,747	1,939,752
Laureate Education, Inc. (a)	111,732	3,762,016
Stride, Inc. (a)	9,448	613,459
		6,315,227
Electrical Equipment 1.2%
Acuity, Inc.	4,915	1,769,596
Bloom Energy Corp., Class A (a)	4,994	433,929
Nextpower, Inc., Class A (a)	27,315	2,379,410
		4,582,935
Electronic Equipment, Instruments & Components 2.2%
Fabrinet (a)	2,444	1,112,704
Sanmina Corp. (a)	7,270	1,091,009
TTM Technologies, Inc. (a)	38,475	2,654,775
Vishay Intertechnology, Inc.	211,893	3,070,330
		7,928,818
Energy Equipment & Services 2.0%
Atlas Energy Solutions, Inc.	178,279	1,679,388
Cactus, Inc., Class A	13,025	594,982
Flowco Holdings, Inc., Class A	36,700	687,758
Helix Energy Solutions Group, Inc. (a)	194,826	1,221,559
Select Water Solutions, Inc.	194,438	2,045,488
Tidewater, Inc. (a)	19,427	981,258
		7,210,433
Financial Services 3.2%
Federal Agricultural Mortgage Corp., Class C	13,940	2,447,446
Flywire Corp. (a)	155,200	2,197,632
HA Sustainable Infrastructure Capital, Inc.	36,173	1,136,918
Radian Group, Inc.	65,870	2,370,661
Remitly Global, Inc. (a)	126,704	1,748,515

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Financial Services (continued)
Shift4 Payments, Inc., Class A (a)(b)	29,305	$ 1,845,336
		11,746,508
Food Products 0.2%
Freshpet, Inc. (a)	13,749	837,727
Gas Utilities 2.1%
New Jersey Resources Corp.	40,382	1,862,418
Southwest Gas Holdings, Inc.	25,877	2,070,677
Spire, Inc.	26,933	2,227,359
UGI Corp.	44,462	1,664,213
		7,824,667
Ground Transportation 0.8%
Ryder System, Inc.	15,124	2,894,582
Health Care Equipment & Supplies 4.3%
Artivion, Inc. (a)	86,690	3,953,931
Glaukos Corp. (a)	8,143	919,426
Inspire Medical Systems, Inc. (a)	4,778	440,675
Integra LifeSciences Holdings Corp. (a)	132,350	1,643,787
Lantheus Holdings, Inc. (a)	4,587	305,265
Omnicell, Inc. (a)	52,133	2,361,625
SI-BONE, Inc. (a)	120,450	2,375,274
TransMedics Group, Inc. (a)	30,422	3,700,836
		15,700,819
Health Care Providers & Services 2.4%
Ensign Group, Inc. (The)	7,587	1,321,655
GeneDx Holdings Corp. (a)	13,356	1,737,081
Guardian Pharmacy Services, Inc., Class A (a)	32,688	983,582
Hims & Hers Health, Inc. (a)	10,861	352,657
Hinge Health, Inc., Class A (a)	15,544	722,019
PACS Group, Inc. (a)	39,974	1,534,602
Progyny, Inc. (a)	82,323	2,114,055
		8,765,651
Health Care REITs 1.4%
American Healthcare REIT, Inc.	56,401	2,654,231
CareTrust REIT, Inc.	64,540	2,333,766
		4,987,997
Health Care Technology 0.9%
Veradigm, Inc. (a)	228,896	1,098,701
Waystar Holding Corp. (a)	67,618	2,214,489
		3,313,190
	Shares	Value

Hotel & Resort REITs 0.6%
Pebblebrook Hotel Trust	178,522	$ 2,020,869
Hotels, Restaurants & Leisure 2.4%
Choice Hotels International, Inc. (b)	20,637	1,965,881
Cracker Barrel Old Country Store, Inc. (b)	26,816	681,127
Genius Sports Ltd. (a)	169,961	1,872,970
Life Time Group Holdings, Inc. (a)	107,035	2,844,990
Monarch Casino & Resort, Inc.	16,599	1,588,524
		8,953,492
Household Durables 2.3%
Champion Homes, Inc. (a)	56,133	4,743,238
Helen of Troy Ltd. (a)	75,356	1,601,315
Leggett & Platt, Inc.	206,003	2,266,033
		8,610,586
Household Products 0.5%
Energizer Holdings, Inc.	89,567	1,781,488
Insurance 1.1%
Beazley plc	44,274	496,530
Kemper Corp.	44,558	1,806,381
SiriusPoint Ltd. (a)	78,413	1,716,461
		4,019,372
IT Services 0.9%
DigitalOcean Holdings, Inc. (a)	47,324	2,277,231
Grid Dynamics Holdings, Inc. (a)	124,811	1,127,043
		3,404,274
Leisure Products 0.9%
Malibu Boats, Inc., Class A (a)	65,379	1,844,342
Sturm Ruger & Co., Inc.	49,534	1,617,285
		3,461,627
Machinery 1.2%
Blue Bird Corp. (a)	51,594	2,424,918
Kennametal, Inc.	74,357	2,112,482
		4,537,400
Media 1.0%
Magnite, Inc. (a)	164,507	2,669,949
National CineMedia, Inc. (b)	283,533	1,102,943
		3,772,892
Metals & Mining 2.7%
Kaiser Aluminum Corp.	49,644	5,702,110
Lundin Mining Corp.	181,750	3,906,324
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
MP Materials Corp. (a)(b)	6,233	$ 314,891
		9,923,325
Mortgage Real Estate Investment Trusts 0.4%
Rithm Capital Corp.	134,998	1,471,478
Multi-Utilities 0.4%
Unitil Corp.	33,121	1,604,381
Office REITs 0.5%
Piedmont Realty Trust, Inc., Class A	211,191	1,761,333
Oil, Gas & Consumable Fuels 1.4%
Excelerate Energy, Inc., Class A	82,442	2,312,498
Kinetik Holdings, Inc. (b)	50,100	1,806,105
Viper Energy, Inc.	29,658	1,145,689
		5,264,292
Pharmaceuticals 2.1%
Amneal Pharmaceuticals, Inc. (a)	9,978	125,723
ANI Pharmaceuticals, Inc. (a)	1,221	96,386
Axsome Therapeutics, Inc. (a)	8,717	1,592,073
Collegium Pharmaceutical, Inc. (a)	2,145	99,313
Crinetics Pharmaceuticals, Inc. (a)	25,319	1,178,599
Edgewise Therapeutics, Inc. (a)	4,570	113,405
Harmony Biosciences Holdings, Inc. (a)	2,900	108,518
Harrow, Inc. (a)(b)	1,925	94,325
Indivior plc (a)	8,139	292,027
Innoviva, Inc. (a)	4,248	84,918
Ligand Pharmaceuticals, Inc. (a)	1,310	247,682
Liquidia Corp. (a)	3,995	137,788
Nuvation Bio, Inc. (a)	15,498	138,862
Ocular Therapeutix, Inc. (a)	11,557	140,302
Pacira BioSciences, Inc. (a)	55,427	1,434,451
Prestige Consumer Healthcare, Inc. (a)	3,335	205,736
Structure Therapeutics, Inc., ADR (a)	15,642	1,087,901
Supernus Pharmaceuticals, Inc. (a)	3,612	179,516
Tarsus Pharmaceuticals, Inc. (a)	2,609	213,625
Terns Pharmaceuticals, Inc. (a)	4,626	186,890
Trevi Therapeutics, Inc. (a)	5,917	74,081
		7,832,121
Professional Services 3.3%
Alight, Inc., Class A	448,684	874,934
ExlService Holdings, Inc. (a)	47,204	2,003,338
Maximus, Inc.	35,757	3,086,544
	Shares	Value

Professional Services (continued)
TriNet Group, Inc.	35,503	$ 2,099,292
Verra Mobility Corp. (a)	175,223	3,926,748
		11,990,856
Retail REITs 1.1%
Macerich Co. (The)	122,243	2,256,606
Phillips Edison & Co., Inc.	45,591	1,621,672
		3,878,278
Semiconductors & Semiconductor Equipment 4.8%
Credo Technology Group Holding Ltd. (a)	10,210	1,469,117
Ichor Holdings Ltd. (a)	95,752	1,764,709
MKS, Inc.	14,908	2,382,298
Power Integrations, Inc.	46,644	1,657,728
Silicon Motion Technology Corp., ADR	21,484	1,991,567
SiTime Corp. (a)	9,595	3,388,858
Tower Semiconductor Ltd. (a)	41,648	4,890,308
		17,544,585
Software 5.8%
A10 Networks, Inc.	108,468	1,918,799
Adeia, Inc.	121,221	2,091,062
Agilysys, Inc. (a)	9,819	1,166,890
Amplitude, Inc., Class A (a)	108,249	1,253,523
AvePoint, Inc. (a)	125,905	1,748,821
Clearwater Analytics Holdings, Inc., Class A (a)	39,124	943,671
Commvault Systems, Inc. (a)	7,361	922,775
CyberArk Software Ltd. (a)	3,524	1,571,916
Freshworks, Inc., Class A (a)	95,740	1,172,815
Intapp, Inc. (a)	35,960	1,647,687
NCR Voyix Corp. (a)	190,631	1,944,436
RingCentral, Inc., Class A (a)	55,391	1,599,692
Rubrik, Inc., Class A (a)	19,365	1,481,035
ServiceTitan, Inc., Class A (a)	5,840	621,960
Xperi, Inc. (a)	215,796	1,264,565
		21,349,647
Specialized REITs 0.5%
National Storage Affiliates Trust	60,615	1,709,949
Specialty Retail 2.3%
Advance Auto Parts, Inc.	34,609	1,360,134
Boot Barn Holdings, Inc. (a)	8,477	1,495,936
Five Below, Inc. (a)	9,768	1,839,900
Signet Jewelers Ltd.	21,248	1,761,034
Upbound Group, Inc.	117,594	2,064,951
		8,521,955

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals 0.1%
IonQ, Inc. (a)	7,844	$ 351,960
Textiles, Apparel & Luxury Goods 1.2%
Carter's, Inc.	58,651	1,902,052
Steven Madden Ltd.	58,005	2,415,328
		4,317,380
Trading Companies & Distributors 4.1%
Air Lease Corp.	28,932	1,858,302
Applied Industrial Technologies, Inc.	6,185	1,588,122
DNOW, Inc. (a)	198,735	2,633,239
DXP Enterprises, Inc. (a)	8,697	954,844
MSC Industrial Direct Co., Inc., Class A	21,963	1,847,088
Rush Enterprises, Inc., Class A	21,536	1,161,652
Xometry, Inc., Class A (a)(b)	81,378	4,839,550
		14,882,797
Total Common Stocks (Cost $304,675,560)		359,655,928
Exchange-Traded Funds 1.2%
iShares Russell 2000 ETF	1,183	291,207
iShares Russell 2000 Growth ETF (b)	632	204,143
iShares Russell 2000 Value ETF (b)	21,594	3,913,049
Total Exchange-Traded Funds (Cost $4,350,834)		4,408,399
Short-Term Investments 3.0%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 3.569% (c)	3,420,754	3,420,754
	Shares	Value

Unaffiliated Investment Companies 2.1%
Dreyfus Treasury Obligations Cash Management Fund, 3.753% (c)(d)	2,000,000	$ 2,000,000
Invesco Government & Agency Portfolio, 3.751% (c)(d)	5,612,671	5,612,671
		7,612,671
Total Short-Term Investments (Cost $11,033,425)		11,033,425
Total Investments (Cost $320,059,819)	102.0%	375,097,752
Other Assets, Less Liabilities	(2.0)	(7,526,754)
Net Assets	100.0%	$ 367,570,998

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $13,114,573; the total market value of collateral held by the Portfolio was $13,680,383. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,067,712. The Portfolio received cash collateral with a value of $7,612,671. (See Note 2(J))
(c)	Current yield as of December 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 6,197	$ 90,487	$ (93,263)	$ —	$ —	$ 3,421	$ 244	$ —	3,421

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2025†^ (continued)
Futures Contracts
As of December 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	19	March 2026	$ 2,483,086	$ 2,373,100	$ (109,986)

1.	As of December 31, 2025, cash in the amount of $199,385 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 6,138,778	$ 1,729,515	$ —	$ 7,868,293
All Other Industries	351,787,635	—	—	351,787,635
Total Common Stocks	357,926,413	1,729,515	—	359,655,928
Exchange-Traded Funds	4,408,399	—	—	4,408,399
Short-Term Investments
Affiliated Investment Company	3,420,754	—	—	3,420,754
Unaffiliated Investment Companies	7,612,671	—	—	7,612,671
Total Short-Term Investments	11,033,425	—	—	11,033,425
Total Investments in Securities	$ 373,368,237	$ 1,729,515	$ —	$ 375,097,752
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (109,986)	$ —	$ —	$ (109,986)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Wellington Small Cap Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $316,639,065) including securities on loan of $13,114,573	$371,676,998
Investment in affiliated investment companies, at value (identified cost $3,420,754)	3,420,754
Cash collateral on deposit at broker for futures contracts	199,385
Receivables:
Dividends	378,248
Portfolio shares sold	14,893
Securities lending	5,847
Other assets	2,381
Total assets	375,698,506
Liabilities
Cash collateral received for securities on loan	7,612,671
Payables:
Manager (See Note 3)	206,368
Portfolio shares redeemed	193,041
Distribution/Service fees (See Note 3)	45,025
Professional fees	26,795
Variation margin on futures contracts	18,959
Investment securities purchased	17,669
Custodian	4,097
Shareholder communication	89
Accrued expenses	2,794
Total liabilities	8,127,508
Net assets	$367,570,998
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$34,781
Additional paid-in-capital	331,636,505
331,671,286
Total distributable earnings (loss)	35,899,712
Net assets	$367,570,998
Initial Class
Net assets applicable to outstanding shares	$160,448,017
Shares of beneficial interest outstanding	15,078,133
Net asset value per share outstanding	$10.64
Service Class
Net assets applicable to outstanding shares	$207,122,981
Shares of beneficial interest outstanding	19,702,480
Net asset value per share outstanding	$10.51

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $11,555)	$4,706,940
Dividends-affiliated	244,391
Securities lending, net	99,550
Total income	5,050,881
Expenses
Manager (See Note 3)	2,887,185
Distribution/Service—Service Class (See Note 3)	508,934
Professional fees	85,910
Custodian	30,442
Shareholder communication	17,439
Trustees	8,895
Miscellaneous	14,466
Total expenses before waiver/reimbursement	3,553,271
Expense waiver/reimbursement from Manager (See Note 3)	(373,716)
Net expenses	3,179,555
Net investment income (loss)	1,871,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	20,445,559
Futures transactions	298,634
Foreign currency transactions	3,758
Net realized gain (loss)	20,747,951
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,600,625
Futures contracts	196,322
Translation of other assets and liabilities in foreign currencies	295
Net change in unrealized appreciation (depreciation)	10,797,242
Net realized and unrealized gain (loss)	31,545,193
Net increase (decrease) in net assets resulting from operations	$33,416,519
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Wellington Small Cap Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,871,326	$2,988,187
Net realized gain (loss)	20,747,951	30,265,875
Net change in unrealized appreciation (depreciation)	10,797,242	19,772,101
Net increase (decrease) in net assets resulting from operations	33,416,519	53,026,163
Distributions to shareholders:
Initial Class	(1,728,514)	(1,829,677)
Service Class	(1,687,981)	(1,801,606)
Total distributions to shareholders	(3,416,495)	(3,631,283)
Capital share transactions:
Net proceeds from sales of shares	34,471,190	48,106,304
Net asset value of shares issued to shareholders in reinvestment of distributions	3,416,495	3,631,283
Cost of shares redeemed	(78,814,539)	(109,459,028)
Increase (decrease) in net assets derived from capital share transactions	(40,926,854)	(57,721,441)
Net increase (decrease) in net assets	(10,926,830)	(8,326,561)
Net Assets
Beginning of year	378,497,828	386,824,389
End of year	$367,570,998	$378,497,828
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.82	$8.68	$7.69	$13.79	$11.73
Net investment income (loss) (a)	0.06	0.08	0.07	0.07	0.16
Net realized and unrealized gain (loss)	0.87	1.16	0.99	(3.05)	1.95
Total from investment operations	0.93	1.24	1.06	(2.98)	2.11
Less distributions:
From net investment income	(0.11)	(0.10)	(0.07)	(0.13)	(0.05)
From net realized gain on investments	—	—	—	(2.99)	—
Total distributions	(0.11)	(0.10)	(0.07)	(3.12)	(0.05)
Net asset value at end of year	$10.64	$9.82	$8.68	$7.69	$13.79
Total investment return (b)	9.53%	14.41%	13.89%	(20.83)%	18.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.66%	0.91%	0.84%	0.70%	0.93%
Net expenses (c)	0.74%	0.74%	0.74%	0.74%	0.74%
Expenses (before waiver/reimbursement) (c)	0.84%	0.84%	0.83%	0.85%	0.86%
Portfolio turnover rate	69%	59%	61%	71%	83%
Net assets at end of year (in 000's)	$160,448	$162,328	$155,565	$172,629	$206,410

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.70	$8.57	$7.59	$13.65	$11.61
Net investment income (loss) (a)	0.04	0.06	0.05	0.05	0.12
Net realized and unrealized gain (loss)	0.85	1.15	0.97	(3.02)	1.95
Total from investment operations	0.89	1.21	1.02	(2.97)	2.07
Less distributions:
From net investment income	(0.08)	(0.08)	(0.04)	(0.10)	(0.03)
From net realized gain on investments	—	—	—	(2.99)	—
Total distributions	(0.08)	(0.08)	(0.04)	(3.09)	(0.03)
Net asset value at end of year	$10.51	$9.70	$8.57	$7.59	$13.65
Total investment return (b)	9.26%	14.13%	13.60%	(21.03)%	17.73%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.41%	0.67%	0.60%	0.44%	0.66%
Net expenses (c)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses (before waiver/reimbursement) (c)	1.09%	1.09%	1.08%	1.10%	1.11%
Portfolio turnover rate	69%	59%	61%	71%	83%
Net assets at end of year (in 000's)	$207,123	$216,170	$231,260	$223,866	$312,587

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Wellington Small Cap Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Wellington Small Cap Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2016
Service Class	May 2, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

13

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as

14	NYLI VP Wellington Small Cap Portfolio

security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's
15

Notes to Financial Statements (continued)
Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any

16	NYLI VP Wellington Small Cap Portfolio

cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of December 31, 2025:
Liability Derivatives	Equity Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(109,986)
Total Fair Value	$(109,986)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Futures Transactions	$298,634
Total Net Realized Gain (Loss)	$298,634

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk
Futures Contracts	$196,322
Total Net Change in Unrealized Appreciation (Depreciation)	$196,322

Average Notional Amount	Total
Futures Contracts Long	$3,964,798
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.80% up to $1 billion; 0.775% from $1 billion to $2 billion; and 0.75% in excess of $2 billion. During the year ended December 31, 2025, the effective management fee rate was 0.80% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.74% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Service Class shares. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
17

Notes to Financial Statements (continued)
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,887,185 and waived fees and/or reimbursed expenses in the amount of $373,716 and paid the Subadvisor fees in the amount of $1,239,331.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$326,234,126	$73,393,757	$(24,530,131)	$48,863,626
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$2,307,648	$(15,270,661)	$(1,196)	$48,863,921	$35,899,712
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $15,270,661, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$15,271	$—
The Portfolio utilized $19,678,849 of capital loss carryforwards during the year ended December 31, 2025.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$3,416,495	$3,631,283
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or

18	NYLI VP Wellington Small Cap Portfolio

different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $246,919 and $284,813, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the year ended December 31, 2025, such purchases were $434.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,534,892	$14,417,597
Shares issued to shareholders in reinvestment of distributions	172,197	1,728,514
Shares redeemed	(3,158,858)	(31,145,728)
Net increase (decrease)	(1,451,769)	$(14,999,617)
Year ended December 31, 2024:
Shares sold	3,638,199	$33,535,601
Shares issued to shareholders in reinvestment of distributions	194,677	1,829,677
Shares redeemed	(5,235,039)	(50,025,241)
Net increase (decrease)	(1,402,163)	$(14,659,963)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	2,176,691	$20,053,593
Shares issued to shareholders in reinvestment of distributions	170,118	1,687,981
Shares redeemed	(4,926,821)	(47,668,811)
Net increase (decrease)	(2,580,012)	$(25,927,237)
Year ended December 31, 2024:
Shares sold	1,599,399	$14,570,703
Shares issued to shareholders in reinvestment of distributions	193,932	1,801,606
Shares redeemed	(6,490,796)	(59,433,787)
Net increase (decrease)	(4,697,465)	$(43,061,478)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Wellington Small Cap Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Wellington Small Cap Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
20	NYLI VP Wellington Small Cap Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
28

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
29

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI VP Dimensional U.S. Equity Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	19,565	$ 9,463,004
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	49,811	4,940,753
Automobiles 0.3%
General Motors Co.	36,566	2,973,547
Beverages 2.5%
Coca-Cola Co. (The)	120,711	8,438,906
PepsiCo, Inc.	120,815	17,339,369
		25,778,275
Biotechnology 5.3%
AbbVie, Inc.	118,234	27,015,287
Alnylam Pharmaceuticals, Inc. (a)	55	21,871
Amgen, Inc.	44,385	14,527,654
Gilead Sciences, Inc.	102,930	12,633,628
		54,198,440
Broadline Retail 0.2%
eBay, Inc.	24,000	2,090,400
Building Products 0.3%
Lennox International, Inc.	5,680	2,758,094
Capital Markets 2.1%
Ameriprise Financial, Inc.	18,791	9,213,979
LPL Financial Holdings, Inc.	14,187	5,067,171
Moody's Corp.	14,835	7,578,459
		21,859,609
Chemicals 0.7%
Sherwin-Williams Co. (The)	21,465	6,955,304
Commercial Services & Supplies 0.8%
Cintas Corp.	2,550	479,578
Veralto Corp.	519	51,786
Waste Management, Inc.	33,556	7,372,589
		7,903,953
Communications Equipment 0.6%
Motorola Solutions, Inc.	15,971	6,122,004
	Shares	Value

Construction & Engineering 0.0% ‡
EMCOR Group, Inc.	172	$ 105,228
Consumer Finance 0.7%
American Express Co.	18,044	6,675,378
Consumer Staples Distribution & Retail 3.8%
Costco Wholesale Corp.	22,151	19,101,694
Kroger Co. (The)	134,423	8,398,749
Sysco Corp.	93,670	6,902,542
Target Corp.	44,327	4,332,964
		38,735,949
Distributors 0.1%
Pool Corp.	4,203	961,436
Electric Utilities 0.6%
NRG Energy, Inc.	35,499	5,652,861
Electrical Equipment 0.7%
Vertiv Holdings Co., Class A	42,810	6,935,648
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	27,434	3,736,511
Entertainment 1.5%
Netflix, Inc. (a)	151,941	14,245,988
Warner Music Group Corp., Class A	21,820	669,220
		14,915,208
Financial Services 7.9%
Corpay, Inc. (a)	13,030	3,921,118
Equitable Holdings, Inc.	48,023	2,288,296
Mastercard, Inc., Class A	51,863	29,607,549
Visa, Inc., Class A	126,056	44,209,100
		80,026,063
Food Products 0.3%
Hershey Co. (The)	15,728	2,862,181
Ground Transportation 1.1%
Union Pacific Corp.	49,315	11,407,546
Health Care Equipment & Supplies 0.9%
IDEXX Laboratories, Inc. (a)	13,422	9,080,386

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services 0.8%
Cencora, Inc.	17,987	$ 6,075,109
DaVita, Inc. (a)	17,709	2,011,920
		8,087,029
Hotels, Restaurants & Leisure 2.6%
Carnival Corp. (a)	40,971	1,251,254
Chipotle Mexican Grill, Inc. (a)	113,968	4,216,816
Darden Restaurants, Inc.	24,982	4,597,188
Expedia Group, Inc.	21,283	6,029,687
Las Vegas Sands Corp.	70,784	4,607,331
Royal Caribbean Cruises Ltd.	22,496	6,274,584
		26,976,860
Household Durables 0.0% ‡
NVR, Inc. (a)	11	80,220
Household Products 2.0%
Clorox Co. (The)	6,926	698,348
Colgate-Palmolive Co.	61,239	4,839,106
Kimberly-Clark Corp.	59,266	5,979,347
Procter & Gamble Co. (The)	64,012	9,173,560
		20,690,361
Independent Power and Renewable Electricity Producers 1.0%
Vistra Corp.	61,446	9,913,083
Industrial Conglomerates 0.2%
3M Co.	15,661	2,507,326
Insurance 0.8%
Aon plc, Class A	4,174	1,472,921
Travelers Cos., Inc. (The)	19,661	5,702,870
Willis Towers Watson plc	3,424	1,125,126
		8,300,917
Interactive Media & Services 4.3%
Meta Platforms, Inc., Class A	67,197	44,356,068
IT Services 2.6%
Gartner, Inc. (a)	11,933	3,010,457
GoDaddy, Inc., Class A (a)	21,446	2,661,020
International Business Machines Corp.	69,895	20,703,598
		26,375,075
Life Sciences Tools & Services 0.6%
Medpace Holdings, Inc. (a)	3,697	2,076,420
	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp. (a)	10,994	$ 4,175,851
		6,252,271
Machinery 2.5%
Caterpillar, Inc.	34,163	19,570,958
Illinois Tool Works, Inc.	24,818	6,112,673
		25,683,631
Media 0.1%
Charter Communications, Inc., Class A (a)(b)	5,662	1,181,942
Metals & Mining 0.1%
Southern Copper Corp.	7,849	1,126,096
Oil, Gas & Consumable Fuels 2.1%
Cheniere Energy, Inc.	41,902	8,145,330
Chevron Corp.	8,316	1,267,441
Devon Energy Corp.	114,141	4,180,985
Targa Resources Corp.	40,340	7,442,730
		21,036,486
Passenger Airlines 0.1%
United Airlines Holdings, Inc. (a)	6,580	735,776
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	124,097	6,693,792
Eli Lilly & Co.	45,899	49,326,737
Johnson & Johnson	324	67,052
Merck & Co., Inc.	93,638	9,856,336
Zoetis, Inc.	40,381	5,080,738
		71,024,655
Professional Services 1.9%
Automatic Data Processing, Inc.	30,409	7,822,107
Booz Allen Hamilton Holding Corp.	16,845	1,421,044
Broadridge Financial Solutions, Inc.	1,021	227,857
Paychex, Inc.	45,436	5,097,011
Verisk Analytics, Inc.	20,244	4,528,380
		19,096,399
Semiconductors & Semiconductor Equipment 11.8%
KLA Corp.	10,681	12,978,269
Lam Research Corp.	92,830	15,890,639
NVIDIA Corp.	428,953	79,999,735
NXP Semiconductors NV	7,933	1,721,937
QUALCOMM, Inc.	59,121	10,112,647
		120,703,227

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Dimensional U.S. Equity Portfolio

	Shares	Value
Common Stocks (continued)
Software 10.6%
Adobe, Inc. (a)	32,764	$ 11,467,072
AppLovin Corp., Class A (a)	15,267	10,287,210
Autodesk, Inc. (a)	16,774	4,965,272
Fortinet, Inc. (a)	30,498	2,421,846
Manhattan Associates, Inc. (a)	5,072	879,028
Microsoft Corp.	108,949	52,689,915
Oracle Corp.	132,351	25,796,534
		108,506,877
Specialty Retail 7.2%
Best Buy Co., Inc.	43,871	2,936,286
Burlington Stores, Inc. (a)	13,978	4,037,545
Carvana Co. (a)	5,206	2,197,036
Dick's Sporting Goods, Inc.	12,725	2,519,168
Home Depot, Inc. (The)	65,791	22,638,683
Ross Stores, Inc.	52,199	9,403,128
TJX Cos., Inc. (The)	99,429	15,273,289
Tractor Supply Co.	113,034	5,652,830
Ulta Beauty, Inc. (a)	6,169	3,732,307
Williams-Sonoma, Inc.	25,274	4,513,684
		72,903,956
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	245,784	66,818,838
NetApp, Inc.	38,537	4,126,927
Western Digital Corp.	14,884	2,564,067
		73,509,832
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc. (a)	14,633	3,040,884
NIKE, Inc., Class B	732	46,635
		3,087,519
Trading Companies & Distributors 1.6%
United Rentals, Inc.	10,743	8,694,525
	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger, Inc.	7,486	$ 7,553,748
		16,248,273
Total Common Stocks (Cost $779,463,785)		1,014,521,657
Short-Term Investments 0.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.569% (c)	4,204,116	4,204,116
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.751% (c)(d)	385,200	385,200
Total Short-Term Investments (Cost $4,589,316)		4,589,316
Total Investments (Cost $784,053,101)	100.0%	1,019,110,973
Other Assets, Less Liabilities	(0.0)‡	(457,757)
Net Assets	100.0%	$ 1,018,653,216

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $375,750. The Portfolio received cash collateral with a value of $385,200. (See Note 2(H))
(c)	Current yield as of December 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 812	$ 92,152	$ (88,760)	$ —	$ —	$ 4,204	$ 109	$ —	4,204

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,014,521,657	$ —	$ —	$ 1,014,521,657
Short-Term Investments
Affiliated Investment Company	4,204,116	—	—	4,204,116
Unaffiliated Investment Company	385,200	—	—	385,200
Total Short-Term Investments	4,589,316	—	—	4,589,316
Total Investments in Securities	$ 1,019,110,973	$ —	$ —	$ 1,019,110,973

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Dimensional U.S. Equity Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $779,848,985) including securities on loan of $375,750	$1,014,906,857
Investment in affiliated investment companies, at value (identified cost $4,204,116)	4,204,116
Receivables:
Dividends	571,676
Portfolio shares sold	426,466
Securities lending	52
Other assets	4,384
Total assets	1,020,113,551
Liabilities
Cash collateral received for securities on loan	385,200
Payables:
Portfolio shares redeemed	547,996
Manager (See Note 3)	442,047
Distribution/Service fees (See Note 3)	50,891
Professional fees	29,589
Custodian	3,807
Shareholder communication	91
Accrued expenses	714
Total liabilities	1,460,335
Net assets	$1,018,653,216
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$35,096
Additional paid-in-capital	717,220,895
717,255,991
Total distributable earnings (loss)	301,397,225
Net assets	$1,018,653,216
Initial Class
Net assets applicable to outstanding shares	$780,561,517
Shares of beneficial interest outstanding	26,736,573
Net asset value per share outstanding	$29.19
Service Class
Net assets applicable to outstanding shares	$238,091,699
Shares of beneficial interest outstanding	8,359,034
Net asset value per share outstanding	$28.48

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $17,411)	$12,713,677
Dividends-affiliated	109,145
Securities lending, net	1,905
Total income	12,824,727
Expenses
Manager (See Note 3)	5,010,343
Distribution/Service—Service Class (See Note 3)	605,280
Shareholder communication	142,268
Professional fees	127,235
Custodian	27,170
Trustees	24,043
Miscellaneous	33,837
Total expenses	5,970,176
Net investment income (loss)	6,854,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	62,111,496
Net change in unrealized appreciation (depreciation) on unaffiliated investments	59,219,448
Net realized and unrealized gain (loss)	121,330,944
Net increase (decrease) in net assets resulting from operations	$128,185,495
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Dimensional U.S. Equity Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,854,551	$5,689,099
Net realized gain (loss)	62,111,496	220,290,535
Net change in unrealized appreciation (depreciation)	59,219,448	(16,892,529)
Net increase (decrease) in net assets resulting from operations	128,185,495	209,087,105
Distributions to shareholders:
Initial Class	(165,016,601)	(5,849,434)
Service Class	(51,482,331)	(1,461,514)
Total distributions to shareholders	(216,498,932)	(7,310,948)
Capital share transactions:
Net proceeds from sales of shares	72,496,014	65,126,795
Net asset value of shares issued to shareholders in reinvestment of distributions	216,498,932	7,310,948
Cost of shares redeemed	(178,651,100)	(193,538,415)
Increase (decrease) in net assets derived from capital share transactions	110,343,846	(121,100,672)
Net increase (decrease) in net assets	22,030,409	80,675,485
Net Assets
Beginning of year	996,622,807	915,947,322
End of year	$1,018,653,216	$996,622,807
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$32.33	$26.30	$21.32	$34.39	$28.28
Net investment income (loss) (a)	0.24	0.19	0.21	0.25	0.21
Net realized and unrealized gain (loss)	4.24	6.09	5.00	(7.58)	7.77
Total from investment operations	4.48	6.28	5.21	(7.33)	7.98
Less distributions:
From net investment income	(0.23)	(0.25)	(0.23)	(0.19)	(0.29)
From net realized gain on investments	(7.39)	—	—	(5.55)	(1.58)
Total distributions	(7.62)	(0.25)	(0.23)	(5.74)	(1.87)
Net asset value at end of year	$29.19	$32.33	$26.30	$21.32	$34.39
Total investment return (b)	13.75%	23.86%	24.58%	(20.68)%	28.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.75%	0.64%	0.90%	0.90%	0.65%
Net expenses (c)	0.54%	0.55%	0.56%	0.57%	0.58%
Portfolio turnover rate	13%	21%	28%	21%	26%
Net assets at end of year (in 000's)	$780,562	$745,356	$670,328	$607,323	$732,245

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.70	$25.80	$20.91	$33.85	$27.87
Net investment income (loss) (a)	0.16	0.12	0.15	0.18	0.13
Net realized and unrealized gain (loss)	4.15	5.96	4.91	(7.46)	7.65
Total from investment operations	4.31	6.08	5.06	(7.28)	7.78
Less distributions:
From net investment income	(0.14)	(0.18)	(0.17)	(0.11)	(0.22)
From net realized gain on investments	(7.39)	—	—	(5.55)	(1.58)
Total distributions	(7.53)	(0.18)	(0.17)	(5.66)	(1.80)
Net asset value at end of year	$28.48	$31.70	$25.80	$20.91	$33.85
Total investment return (b)	13.46%	23.56%	24.27%	(20.87)%	28.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.51%	0.39%	0.66%	0.65%	0.40%
Net expenses (c)	0.79%	0.80%	0.81%	0.82%	0.83%
Portfolio turnover rate	13%	21%	28%	21%	26%
Net assets at end of year (in 000's)	$238,092	$251,266	$245,619	$226,405	$306,191

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Dimensional U.S. Equity Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued

12	NYLI VP Dimensional U.S. Equity Portfolio

using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the
13

Notes to Financial Statements (continued)
event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Dimensional Fund Advisors LP ("Dimensional" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory
Agreement between New York Life Investments and Dimensional, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.52% up to $500 million; 0.495% from $500 million to $1 billion; 0.47% from $1 billion to $3 billion; and 0.46% in excess of $3 billion. During the year ended December 31, 2025, the effective management fee rate was 0.51% of the Portfolio's average daily net assets.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $5,010,343 and paid the Subadvisor fees in the amount of $1,975,258.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

14	NYLI VP Dimensional U.S. Equity Portfolio

Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$786,275,966	$275,539,383	$(42,704,376)	$232,835,007
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$22,112,533	$46,449,685	$—	$232,835,007	$301,397,225
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$11,335,583	$7,310,948
Long-Term Capital Gains	205,163,349	—
Total	$216,498,932	$7,310,948
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $131,361 and $231,756, respectively.
15

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	1,721,140	$55,835,917
Shares issued to shareholders in reinvestment of distributions	5,624,134	165,016,601
Shares redeemed	(3,663,771)	(118,325,253)
Net increase (decrease)	3,681,503	$102,527,265
Year ended December 31, 2024:
Shares sold	1,489,520	$44,301,110
Shares issued to shareholders in reinvestment of distributions	180,915	5,849,434
Shares redeemed	(4,101,176)	(124,072,223)
Net increase (decrease)	(2,430,741)	$(73,921,679)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	529,684	$16,660,097
Shares issued to shareholders in reinvestment of distributions	1,797,436	51,482,331
Shares redeemed	(1,895,181)	(60,325,847)
Net increase (decrease)	431,939	$7,816,581
Year ended December 31, 2024:
Shares sold	705,667	$20,825,685
Shares issued to shareholders in reinvestment of distributions	46,078	1,461,514
Shares redeemed	(2,345,549)	(69,466,192)
Net increase (decrease)	(1,593,804)	$(47,178,993)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Dimensional U.S. Equity Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Dimensional U.S. Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Dimensional U.S. Equity Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
24

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
25

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
26

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
27

NYLI VP Winslow Large Cap Growth Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 3.3%
Axon Enterprise, Inc. (a)	31,550	$ 17,918,191
GE Aerospace	75,742	23,330,808
Howmet Aerospace, Inc.	105,537	21,637,196
		62,886,195
Automobiles 2.3%
Tesla, Inc. (a)	99,931	44,940,969
Biotechnology 1.4%
Vertex Pharmaceuticals, Inc. (a)	58,710	26,616,766
Broadline Retail 6.7%
Amazon.com, Inc. (a)	558,826	128,988,217
Capital Markets 2.7%
Ares Management Corp.	121,660	19,663,906
KKR & Co., Inc.	146,900	18,726,812
Nasdaq, Inc.	131,300	12,753,169
		51,143,887
Chemicals 1.0%
Ecolab, Inc.	74,330	19,513,112
Commercial Services & Supplies 1.2%
Cintas Corp.	121,780	22,903,165
Communications Equipment 1.5%
Arista Networks, Inc. (a)	224,723	29,445,455
Construction & Engineering 0.9%
Quanta Services, Inc.	40,100	16,924,606
Electrical Equipment 1.5%
GE Vernova, Inc.	45,200	29,541,364
Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp., Class A	265,420	35,868,859
Entertainment 4.5%
Netflix, Inc. (a)	459,580	43,090,221
Spotify Technology SA (a)	74,495	43,259,991
		86,350,212
	Shares	Value

Financial Services 4.9%
Mastercard, Inc., Class A	74,434	$ 42,492,882
Visa, Inc., Class A	150,750	52,869,532
		95,362,414
Health Care Equipment & Supplies 4.2%
Intuitive Surgical, Inc. (a)	81,676	46,258,019
Stryker Corp.	96,220	33,818,444
		80,076,463
Health Care Providers & Services 1.1%
McKesson Corp.	25,700	21,081,453
Hotels, Restaurants & Leisure 3.7%
DoorDash, Inc., Class A (a)	163,370	37,000,038
Hilton Worldwide Holdings, Inc.	121,438	34,883,065
		71,883,103
Interactive Media & Services 10.7%
Alphabet, Inc., Class C	384,930	120,791,034
Meta Platforms, Inc., Class A	130,486	86,132,504
		206,923,538
IT Services 4.0%
Shopify, Inc., Class A (a)	197,624	31,811,535
Snowflake, Inc., Class A (a)	206,606	45,321,092
		77,132,627
Machinery 0.7%
Parker-Hannifin Corp.	16,400	14,414,944
Pharmaceuticals 2.7%
Eli Lilly & Co.	49,061	52,724,875
Semiconductors & Semiconductor Equipment 15.8%
Advanced Micro Devices, Inc. (a)	46,840	10,031,254
Broadcom, Inc.	308,440	106,751,084
KLA Corp.	12,280	14,921,183
NVIDIA Corp.	921,924	171,938,826
		303,642,347
Software 16.2%
Cadence Design Systems, Inc. (a)	72,940	22,799,585
Intuit, Inc.	59,080	39,135,773
Microsoft Corp.	375,051	181,382,165
OpenAI (a)(b)(c)	4,118	1,770,740
Oracle Corp.	116,167	22,642,110
Palantir Technologies, Inc., Class A (a)	98,950	17,588,362

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
ServiceNow, Inc. (a)	179,840	$ 27,549,690
		312,868,425
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	432,537	117,589,509
Total Common Stocks (Cost $1,347,105,488)		1,908,822,505
Preferred Stocks 0.5%
Software 0.5%
Anthropic PBC Series F-1 (a)(b)(c)	20,359	2,869,960
Databricks, Inc. Series L (a)(b)(c)	31,621	6,053,524
Total Preferred Stocks (Cost $8,877,950)		8,923,484
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 3.569% (d)	11,302,292	11,302,292
Total Short-Term Investment (Cost $11,302,292)		11,302,292
Total Investments (Cost $1,367,285,730)	100.1%	1,929,048,281
Other Assets, Less Liabilities	(0.1)	(2,050,931)
Net Assets	100.0%	$ 1,926,997,350

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Restricted security. (See Note 5)
(d)	Current yield as of December 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Winslow Large Cap Growth Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 16,221	$ 543,785	$ (548,704)	$ —	$ —	$ 11,302	$ 660	$ —	11,302

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,907,051,765	$ —	$ 1,770,740	$ 1,908,822,505
Preferred Stocks	—	—	8,923,484	8,923,484
Short-Term Investment
Affiliated Investment Company	11,302,292	—	—	11,302,292
Total Investments in Securities	$ 1,918,354,057	$ —	$ 10,694,224	$ 1,929,048,281

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,355,983,438)	$1,917,745,989
Investment in affiliated investment companies, at value (identified cost $11,302,292)	11,302,292
Receivables:
Portfolio shares sold	678,699
Dividends	294,121
Other assets	8,186
Total assets	1,930,029,287
Liabilities
Payables:
Portfolio shares redeemed	1,504,128
Manager (See Note 3)	1,183,940
Distribution/Service fees (See Note 3)	305,066
Professional fees	32,591
Custodian	5,967
Shareholder communication	138
Accrued expenses	107
Total liabilities	3,031,937
Net assets	$1,926,997,350
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$68,354
Additional paid-in-capital	1,126,830,212
1,126,898,566
Total distributable earnings (loss)	800,098,784
Net assets	$1,926,997,350
Initial Class
Net assets applicable to outstanding shares	$500,702,460
Shares of beneficial interest outstanding	15,901,205
Net asset value per share outstanding	$31.49
Service Class
Net assets applicable to outstanding shares	$1,426,294,890
Shares of beneficial interest outstanding	52,452,353
Net asset value per share outstanding	$27.19

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Winslow Large Cap Growth Portfolio

Statement of Operations for the year ended December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $3,242)	$7,388,640
Dividends-affiliated	659,974
Securities lending, net	104
Total income	8,048,718
Expenses
Manager (See Note 3)	13,163,307
Distribution/Service—Service Class (See Note 3)	3,426,808
Shareholder communication	270,927
Professional fees	186,130
Trustees	44,146
Custodian	36,457
Miscellaneous	63,130
Total expenses before waiver/reimbursement	17,190,905
Expense waiver/reimbursement from Manager (See Note 3)	(30,276)
Net expenses	17,160,629
Net investment income (loss)	(9,111,911)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	248,283,951
Net change in unrealized appreciation (depreciation) on unaffiliated investments	9,579,588
Net realized and unrealized gain (loss)	257,863,539
Net increase (decrease) in net assets resulting from operations	$248,751,628
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2025 and December 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(9,111,911)	$(7,396,928)
Net realized gain (loss)	248,283,951	249,007,390
Net change in unrealized appreciation (depreciation)	9,579,588	179,283,126
Net increase (decrease) in net assets resulting from operations	248,751,628	420,893,588
Distributions to shareholders:
Initial Class	(57,268,174)	(34,760,717)
Service Class	(182,900,357)	(128,633,649)
Total distributions to shareholders	(240,168,531)	(163,394,366)
Capital share transactions:
Net proceeds from sales of shares	279,448,645	126,562,594
Net asset value of shares issued to shareholders in reinvestment of distributions	240,168,531	163,394,366
Cost of shares redeemed	(332,438,643)	(325,015,457)
Increase (decrease) in net assets derived from capital share transactions	187,178,533	(35,058,497)
Net increase (decrease) in net assets	195,761,630	222,440,725
Net Assets
Beginning of year	1,731,235,720	1,508,794,995
End of year	$1,926,997,350	$1,731,235,720
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Winslow Large Cap Growth Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$30.89	$26.10	$18.95	$37.92	$32.76
Net investment income (loss) (a)	(0.10)	(0.08)	(0.04)	(0.02)	(0.12)
Net realized and unrealized gain (loss)	4.63	7.71	8.07	(12.18)	8.01
Total from investment operations	4.53	7.63	8.03	(12.20)	7.89
Less distributions:
From net realized gain on investments	(3.93)	(2.84)	(0.88)	(6.77)	(2.73)
Net asset value at end of year	$31.49	$30.89	$26.10	$18.95	$37.92
Total investment return (b)	14.35%	29.60%	43.05%	(31.16)%	24.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.31)%	(0.26)%	(0.17)%	(0.09)%	(0.34)%
Net expenses (c)(d)	0.75%	0.74%	0.74%	0.75%	0.74%
Portfolio turnover rate	81%	71%	82%	75%	62%
Net assets at end of year (in 000's)	$500,702	$398,968	$364,452	$335,309	$632,666

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended December 31,
Service Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$27.20	$23.31	$17.04	$35.23	$30.68
Net investment income (loss) (a)	(0.16)	(0.14)	(0.08)	(0.08)	(0.20)
Net realized and unrealized gain (loss)	4.08	6.87	7.23	(11.34)	7.48
Total from investment operations	3.92	6.73	7.15	(11.42)	7.28
Less distributions:
From net realized gain on investments	(3.93)	(2.84)	(0.88)	(6.77)	(2.73)
Net asset value at end of year	$27.19	$27.20	$23.31	$17.04	$35.23
Total investment return (b)	14.07%	29.28%	42.70%	(31.34)%	24.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.56)%	(0.51)%	(0.42)%	(0.33)%	(0.59)%
Net expenses (c)(d)	1.00%	0.99%	0.99%	1.00%	0.99%
Portfolio turnover rate	81%	71%	82%	75%	62%
Net assets at end of year (in 000's)	$1,426,295	$1,332,268	$1,144,343	$932,131	$1,309,920

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 6, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

10	NYLI VP Winslow Large Cap Growth Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued
11

Notes to Financial Statements (continued)
using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the

12	NYLI VP Winslow Large Cap Growth Portfolio

event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Winslow Capital Management, LLC (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory
Agreement between New York Life Investments and Winslow, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; and 0.575% in excess of $9 billion. During the year ended December 31, 2025, the effective management fee rate was 0.72% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has voluntarily agreed to waive a portion of its management fee when the subadvisory fee is reduced as a result of achieving breakpoints in the subadvisory fee schedule. The savings that result from the reduced subadvisory fee will be shared equally with the Portfolio provided that the amount of the management fee retained by New York Life Investments, after payment of the subadvisory fee, exceeds 0.35% of the average daily net assets of the Portfolio. This waiver is voluntary and may be discontinued by New York Life Investments at any time.
New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Portfolio’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Portfolio’s average daily net assets over $13 billion. This agreement expires May 1, 2026, and may only be amended or terminated prior to that date by action of the Board.
During the year ended December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $13,163,307 and waived fees and/or reimbursed expenses in the amount of $30,276 and paid the Subadvisor fees in the amount of $4,633,829.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
13

Notes to Financial Statements (continued)
Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,376,655,936	$578,700,860	$(26,308,515)	$552,392,345
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$30,348,648	$217,357,791	$—	$552,392,345	$800,098,784
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
During the years ended December 31, 2025 and December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$26,184,149	$39,141,610
Long-Term Capital Gains	213,984,382	124,252,756
Total	$240,168,531	$163,394,366
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.

Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of December 31, 2025, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Shares	Cost	12/31/25 Value	Percent of Net Assets
Anthropic PBC Series F-1
Preferred Stock	8/29/2025	20,359	$ 2,869,960	$ 2,869,960	0.2%
Databricks, Inc. Series L
Preferred Stock	12/16/2025	31,621	6,007,990	6,053,524	0.3
OpenAI
Common Stock	11/07/2025	4,118	1,770,740	1,770,740	0.1
Total			$ 10,648,690	$ 10,694,224	0.6%

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may

14	NYLI VP Winslow Large Cap Growth Portfolio

renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, were $1,477,899 and $1,540,329, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2025 and December 31, 2024, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	4,400,992	$139,711,311
Shares issued to shareholders in reinvestment of distributions	1,773,091	57,268,174
Shares redeemed	(3,189,971)	(102,615,370)
Net increase (decrease)	2,984,112	$94,364,115
Year ended December 31, 2024:
Shares sold	570,433	$17,265,317
Shares issued to shareholders in reinvestment of distributions	1,166,538	34,760,717
Shares redeemed	(2,781,294)	(83,545,569)
Net increase (decrease)	(1,044,323)	$(31,519,535)

Service Class	Shares	Amount
Year ended December 31, 2025:
Shares sold	5,098,729	$139,737,334
Shares issued to shareholders in reinvestment of distributions	6,553,760	182,900,357
Shares redeemed	(8,187,939)	(229,823,273)
Net increase (decrease)	3,464,550	$92,814,418
Year ended December 31, 2024:
Shares sold	4,082,775	$109,297,277
Shares issued to shareholders in reinvestment of distributions	4,899,956	128,633,649
Shares redeemed	(9,080,490)	(241,469,888)
Net increase (decrease)	(97,759)	$(3,538,962)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Winslow Large Cap Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Winslow Large Cap Growth Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, issuers of privately held securities, and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP Winslow Large Cap Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
23

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
24

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
25

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI VP MFS® Investors Trust Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 2.9%
Howmet Aerospace, Inc.	28,457	$ 5,834,254
RTX Corp.	40,452	7,418,897
		13,253,151
Banks 3.3%
Bank of America Corp.	37,897	2,084,335
JPMorgan Chase & Co.	40,781	13,140,454
		15,224,789
Beverages 0.6%
Diageo plc	127,867	2,763,766
Biotechnology 0.6%
Vertex Pharmaceuticals, Inc. (a)	5,894	2,672,104
Broadline Retail 4.8%
Amazon.com, Inc. (a)	96,770	22,336,451
Building Products 1.1%
Allegion plc	33,165	5,280,531
Capital Markets 4.0%
CME Group, Inc.	22,524	6,150,854
Goldman Sachs Group, Inc. (The)	9,515	8,363,685
Nasdaq, Inc.	40,172	3,901,906
		18,416,445
Chemicals 1.2%
Linde plc	12,653	5,395,113
Commercial Services & Supplies 1.3%
Veralto Corp.	27,069	2,700,945
Waste Management, Inc.	15,424	3,388,807
		6,089,752
Communications Equipment 0.9%
Arista Networks, Inc. (a)	31,817	4,168,982
Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	29,438	2,650,303
Costco Wholesale Corp.	6,167	5,318,051
		7,968,354
Electric Utilities 3.1%
Alliant Energy Corp.	77,920	5,065,579
Southern Co. (The)	39,488	3,443,354
	Shares	Value

Electric Utilities (continued)
Xcel Energy, Inc.	80,689	$ 5,959,689
		14,468,622
Electrical Equipment 4.3%
AMETEK, Inc.	15,249	3,130,772
Eaton Corp. plc	21,325	6,792,226
Emerson Electric Co.	46,762	6,206,253
Hubbell, Inc.	8,137	3,613,723
		19,742,974
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., Class A	33,853	4,574,894
TE Connectivity plc	24,354	5,540,779
		10,115,673
Financial Services 3.9%
Mastercard, Inc., Class A	15,140	8,643,123
Visa, Inc., Class A	26,373	9,249,275
		17,892,398
Health Care Equipment & Supplies 4.7%
Abbott Laboratories	40,718	5,101,558
Becton Dickinson & Co.	18,898	3,667,535
Medtronic plc	72,189	6,934,476
STERIS plc	24,535	6,220,113
		21,923,682
Health Care Providers & Services 1.0%
Cigna Group (The)	17,637	4,854,232
Hotels, Restaurants & Leisure 0.9%
Aramark	112,333	4,140,594
Household Products 2.1%
Colgate-Palmolive Co.	42,084	3,325,478
Procter & Gamble Co. (The)	45,297	6,491,513
		9,816,991
Insurance 4.0%
Aon plc, Class A	17,926	6,325,727
Chubb Ltd.	22,777	7,109,157
Willis Towers Watson plc	15,555	5,111,373
		18,546,257
Interactive Media & Services 9.1%
Alphabet, Inc., Class A	86,305	27,013,465
Meta Platforms, Inc., Class A	22,607	14,922,655
		41,936,120

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
IT Services 0.9%
EPAM Systems, Inc. (a)	19,599	$ 4,015,443
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	38,398	5,224,816
ICON plc (a)	5,489	1,000,205
Thermo Fisher Scientific, Inc.	9,748	5,648,479
		11,873,500
Machinery 0.7%
Otis Worldwide Corp.	37,698	3,292,920
Oil, Gas & Consumable Fuels 2.6%
ConocoPhillips	67,556	6,323,917
Exxon Mobil Corp.	46,957	5,650,806
		11,974,723
Personal Care Products 0.5%
Kenvue, Inc.	124,924	2,154,939
Pharmaceuticals 1.9%
Johnson & Johnson	31,554	6,530,101
Zoetis, Inc.	19,665	2,474,250
		9,004,351
Professional Services 0.4%
TransUnion	23,014	1,973,450
Semiconductors & Semiconductor Equipment 12.1%
Analog Devices, Inc.	21,267	5,767,610
KLA Corp.	4,122	5,008,560
Lam Research Corp.	54,458	9,322,120
NVIDIA Corp.	170,145	31,732,043
Texas Instruments, Inc.	23,196	4,024,274
		55,854,607
Software 10.6%
Check Point Software Technologies Ltd. (a)	32,320	5,997,299
Microsoft Corp.	74,319	35,942,155
	Shares	Value

Software (continued)
Salesforce, Inc.	26,506	$ 7,021,704
		48,961,158
Specialized REITs 0.4%
American Tower Corp.	11,727	2,058,909
Specialty Retail 0.8%
TJX Cos., Inc. (The)	24,744	3,800,926
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	112,049	30,461,641
Seagate Technology Holdings plc	13,385	3,686,095
		34,147,736
Textiles, Apparel & Luxury Goods 0.8%
LVMH Moet Hennessy Louis Vuitton SE	5,105	3,869,610
Total Common Stocks (Cost $411,447,461)		459,989,253
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 3.569% (b)	2,500,608	2,500,608
Total Short-Term Investment (Cost $2,500,608)		2,500,608
Total Investments (Cost $413,948,069)	99.9%	462,489,861
Other Assets, Less Liabilities	0.1	545,484
Net Assets	100.0%	$ 463,035,345

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of December 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MFS® Investors Trust Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ —	$ 92,306	$ (89,805)	$ —	$ —	$ 2,501	$ 122	$ —	2,501

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 459,989,253	$ —	$ —	$ 459,989,253
Short-Term Investment
Affiliated Investment Company	2,500,608	—	—	2,500,608
Total Investments in Securities	$ 462,489,861	$ —	$ —	$ 462,489,861

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $411,447,461)	$459,989,253
Investment in affiliated investment companies, at value (identified cost $2,500,608)	2,500,608
Cash denominated in foreign currencies (identified cost $22,055)	22,188
Receivables:
Portfolio shares sold	986,996
Dividends	235,119
Other assets	169
Total assets	463,734,333
Liabilities
Payables:
Portfolio shares redeemed	327,455
Manager (See Note 3)	276,702
Distribution/Service fees (See Note 3)	60,790
Professional fees	28,201
Custodian	4,294
Shareholder communication	17
Accrued expenses	1,529
Total liabilities	698,988
Net assets	$463,035,345
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$41,941
Additional paid-in-capital	418,432,118
418,474,059
Total distributable earnings (loss)	44,561,286
Net assets	$463,035,345
Initial Class
Net assets applicable to outstanding shares	$178,163,218
Shares of beneficial interest outstanding	16,115,579
Net asset value per share outstanding	$11.06
Service Class
Net assets applicable to outstanding shares	$284,872,127
Shares of beneficial interest outstanding	25,825,400
Net asset value per share outstanding	$11.03

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MFS® Investors Trust Portfolio

Statement of Operations for the period February 10, 2025 (commencement of operations) through December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $767)	$4,830,968
Dividends-affiliated	122,426
Securities lending, net	702
Total income	4,954,096
Expenses
Manager (See Note 3)	2,709,462
Distribution/Service—Service Class (See Note 3)	641,873
Professional fees	104,327
Shareholder communication	63,656
Custodian	23,662
Trustees	8,011
Miscellaneous	11,176
Total expenses	3,562,167
Net investment income (loss)	1,391,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(5,537,583)
Foreign currency transactions	(9,668)
Net realized gain (loss)	(5,547,251)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	48,541,792
Translation of other assets and liabilities in foreign currencies	258
Net change in unrealized appreciation (depreciation)	48,542,050
Net realized and unrealized gain (loss)	42,994,799
Net increase (decrease) in net assets resulting from operations	$44,386,728
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Changes in Net Assets
for the period February 10, 2025 (commencement of operations) through December 31, 2025
February 10, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,391,929
Net realized gain (loss)	(5,547,251)
Net change in unrealized appreciation (depreciation)	48,542,050
Net increase (decrease) in net assets resulting from operations	44,386,728
Capital share transactions:
Net proceeds from sales of shares	487,790,122
Cost of shares redeemed	(69,141,505)
Increase (decrease) in net assets derived from capital share transactions	418,648,617
Net increase (decrease) in net assets	463,035,345
Net Assets
Beginning of period	—
End of period	$463,035,345
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MFS® Investors Trust Portfolio

Financial Highlights selected per share data and ratios
February 10, 2025^ through December 31,
Initial Class	2025
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	0.05
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.06
Net asset value at end of period	$11.06
Total investment return (b)	10.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.50%
Net expenses††(c)	0.75%
Portfolio turnover rate	30%
Net assets at end of period (in 000's)	$178,163

^	Commencement of Operations.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

February 10, 2025^ through December 31,
Service Class	2025
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss)	1.00
Total from investment operations	1.03
Net asset value at end of period	$11.03
Total investment return (b)	10.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.29%
Net expenses††(c)	1.00%
Portfolio turnover rate	30%
Net assets at end of period (in 000's)	$284,872

^	Commencement of Operations.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MFS® Investors Trust Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

10	NYLI VP MFS® Investors Trust Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period February 10, 2025 (commencement of operations) through December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between
11

Notes to Financial Statements (continued)
such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean

12	NYLI VP MFS® Investors Trust Portfolio

between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Massachusetts Financial Services Company ("MFS" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and MFS, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.70% up to $1 billion; 0.68% from $1 billion to $2.5 billion; and 0.60% in excess of $2.5 billion. During the period February 10, 2025 (commencement of operations) through December 31, 2025, the effective management fee rate was 0.70% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.78% and 1.03%, respectively, of the Portfolio's average daily net
13

Notes to Financial Statements (continued)
assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period February 10, 2025 (commencement of operations) through December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,709,462 and paid the Subadvisor fees in the amount of $1,023,316. There were no waived fees and/or reimbursed expenses.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$413,982,074	$58,969,449	$(10,461,662)	$48,507,787
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,556,819	$(5,503,578)	$—	$48,508,045	$44,561,286
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of December 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$174,558	$(174,558)
The reclassifications for the Portfolio are primarily due to non-deductible expenses.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $5,503,578, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5,504	$—
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments

14	NYLI VP MFS® Investors Trust Portfolio

based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the period February 10, 2025 (commencement of operations) through December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the February 10, 2025 (commencement of operations) through December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period February 10, 2025 (commencement of operations) through December 31, 2025, purchases and sales of securities, other than short-term securities, were $216,550 and $129,484, respectively.
Note 9–In-Kind Transfer of Securities
On February 7, 2025, an affiliate of the Manager made an in-kind contribution of $332,615,642 and as a result issued 33,261,564 shares.
Note 10–Capital Share Transactions
Transactions in capital shares, including the in-kind transfer of securities, for the period February 10, 2025 (commencement of operations) through December 31, 2025, were as follows:
Initial Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	16,853,165	$169,854,084
Shares redeemed	(737,586)	(7,859,838)
Net increase (decrease)	16,115,579	$161,994,246

Service Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	31,775,514	$317,936,038
Shares redeemed	(5,950,114)	(61,281,667)
Net increase (decrease)	25,825,400	$256,654,371
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the period February 10, 2025 (commencement of operations) through December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP MFS Investors Trust Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP MFS Investors Trust Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 10, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period February 10, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP MFS® Investors Trust Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
23

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
24

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
25

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI VP MFS® Research Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 3.3%
Curtiss-Wright Corp.	2,182	$ 1,202,871
General Dynamics Corp.	6,979	2,349,550
Howmet Aerospace, Inc.	13,204	2,707,084
RTX Corp.	27,199	4,988,297
		11,247,802
Automobile Components 0.6%
Aptiv plc (a)	24,725	1,881,325
Banks 3.6%
JPMorgan Chase & Co.	27,829	8,967,060
PNC Financial Services Group, Inc. (The)	16,512	3,446,550
		12,413,610
Beverages 0.7%
PepsiCo, Inc.	17,193	2,467,539
Biotechnology 1.3%
AbbVie, Inc.	10,004	2,285,814
Gilead Sciences, Inc.	16,901	2,074,429
		4,360,243
Broadline Retail 4.8%
Amazon.com, Inc. (a)	71,101	16,411,533
Building Products 0.9%
Allegion plc	8,635	1,374,865
Trane Technologies plc	4,446	1,730,383
		3,105,248
Capital Markets 3.9%
Charles Schwab Corp. (The)	33,087	3,305,722
CME Group, Inc.	11,433	3,122,124
KKR & Co., Inc.	12,853	1,638,501
Moody's Corp.	4,064	2,076,094
Morgan Stanley	18,434	3,272,588
		13,415,029
Chemicals 0.4%
Sherwin-Williams Co. (The)	4,300	1,393,329
Commercial Services & Supplies 0.4%
GFL Environmental, Inc.	34,282	1,472,412
Communications Equipment 0.6%
Arista Networks, Inc. (a)	14,648	1,919,327
	Shares	Value

Construction Materials 0.8%
CRH plc	21,981	$ 2,743,229
Consumer Staples Distribution & Retail 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	22,054	1,985,522
U.S. Foods Holding Corp. (a)	21,235	1,599,420
		3,584,942
Electric Utilities 1.9%
Alliant Energy Corp.	24,450	1,589,494
Duke Energy Corp.	16,048	1,880,986
PG&E Corp.	100,823	1,620,226
PPL Corp.	40,486	1,417,820
		6,508,526
Electrical Equipment 1.4%
Eaton Corp. plc	6,092	1,940,363
Emerson Electric Co.	22,554	2,993,367
		4,933,730
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., Class A	17,137	2,315,894
Coherent Corp. (a)	6,528	1,204,873
		3,520,767
Energy Equipment & Services 0.2%
TechnipFMC plc	16,836	750,212
Entertainment 1.4%
Spotify Technology SA (a)	6,019	3,495,294
TKO Group Holdings, Inc.	5,510	1,151,590
		4,646,884
Financial Services 2.8%
Mastercard, Inc., Class A	16,604	9,478,892
Food Products 0.4%
Mondelez International, Inc., Class A	22,215	1,195,833
Ground Transportation 1.1%
Uber Technologies, Inc. (a)	23,280	1,902,209
Union Pacific Corp.	8,066	1,865,827
		3,768,036
Health Care Equipment & Supplies 2.9%
Becton Dickinson & Co.	14,340	2,782,964
Boston Scientific Corp. (a)	22,181	2,114,958
Medtronic plc	33,830	3,249,710

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
STERIS plc	7,091	$ 1,797,710
		9,945,342
Health Care Providers & Services 1.7%
Cigna Group (The)	9,962	2,741,841
Humana, Inc.	4,111	1,052,950
McKesson Corp.	2,619	2,148,340
		5,943,131
Hotels, Restaurants & Leisure 2.4%
Aramark	78,485	2,892,957
Hilton Worldwide Holdings, Inc.	8,315	2,388,484
Starbucks Corp.	20,825	1,753,673
Viking Holdings Ltd. (a)	14,692	1,049,156
		8,084,270
Household Durables 0.4%
PulteGroup, Inc.	12,462	1,461,294
Household Products 0.5%
Colgate-Palmolive Co.	20,029	1,582,692
Independent Power and Renewable Electricity Producers 0.3%
Vistra Corp.	6,249	1,008,151
Insurance 3.1%
Aon plc, Class A	7,418	2,617,664
Chubb Ltd.	10,052	3,137,430
Progressive Corp. (The)	11,359	2,586,672
Willis Towers Watson plc	7,324	2,406,666
		10,748,432
Interactive Media & Services 7.7%
Alphabet, Inc., Class A	48,402	15,149,826
Meta Platforms, Inc., Class A	16,788	11,081,591
		26,231,417
IT Services 2.6%
Accenture plc, Class A	13,649	3,662,027
Cognizant Technology Solutions Corp., Class A	21,366	1,773,378
Okta, Inc. (a)	23,579	2,038,876
Shopify, Inc., Class A (a)	8,419	1,355,206
		8,829,487
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	6,083	3,524,794
	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp. (a)	5,947	$ 2,258,849
		5,783,643
Machinery 2.1%
Caterpillar, Inc.	5,309	3,041,367
Nordson Corp.	10,028	2,411,032
Pentair plc	15,288	1,592,092
		7,044,491
Media 0.8%
Omnicom Group, Inc.	34,416	2,779,092
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy, Inc.	3,698	718,854
ConocoPhillips	28,519	2,669,664
EQT Corp.	11,078	593,781
Exxon Mobil Corp.	39,959	4,808,666
Valero Energy Corp.	5,333	868,159
		9,659,124
Personal Care Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	9,348	978,922
Kenvue, Inc.	76,775	1,324,369
		2,303,291
Pharmaceuticals 2.2%
Johnson & Johnson	25,115	5,197,549
Pfizer, Inc.	95,958	2,389,354
		7,586,903
Professional Services 0.7%
TransUnion	28,523	2,445,847
Semiconductors & Semiconductor Equipment 12.9%
Broadcom, Inc.	31,971	11,065,163
Lam Research Corp.	27,425	4,694,612
NVIDIA Corp.	151,686	28,289,439
		44,049,214
Software 11.3%
Atlassian Corp., Class A (a)	3,732	605,106
Autodesk, Inc. (a)	8,354	2,472,868
Cadence Design Systems, Inc. (a)	9,515	2,974,199
Constellation Software, Inc.	901	2,167,179
Microsoft Corp.	51,529	24,920,455
Salesforce, Inc.	13,691	3,626,883
Tyler Technologies, Inc. (a)	4,053	1,839,859
		38,606,549

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MFS® Research Portfolio

	Shares	Value
Common Stocks (continued)
Specialized REITs 0.7%
American Tower Corp.	14,182	$ 2,489,934
Specialty Retail 1.4%
Floor & Decor Holdings, Inc., Class A (a)	20,892	1,272,114
TJX Cos., Inc. (The)	15,437	2,371,277
Tractor Supply Co.	25,565	1,278,506
		4,921,897
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	77,528	21,076,762
Tobacco 0.8%
Philip Morris International, Inc.	17,017	2,729,527
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	5,352	1,191,516
WW Grainger, Inc.	1,885	1,902,059
		3,093,575
Total Common Stocks (Cost $305,878,147)		339,622,513
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 3.569% (b)	2,391,055	2,391,055
Total Short-Term Investment (Cost $2,391,055)		2,391,055
Total Investments (Cost $308,269,202)	100.1%	342,013,568
Other Assets, Less Liabilities	(0.1)	(293,564)
Net Assets	100.0%	$ 341,720,004

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of December 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ —	$ 83,166	$ (80,775)	$ —	$ —	$ 2,391	$ 91	$ —	2,391

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 339,622,513	$ —	$ —	$ 339,622,513
Short-Term Investment
Affiliated Investment Company	2,391,055	—	—	2,391,055
Total Investments in Securities	$ 342,013,568	$ —	$ —	$ 342,013,568

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MFS® Research Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $305,878,147)	$339,622,513
Investment in affiliated investment companies, at value (identified cost $2,391,055)	2,391,055
Receivables:
Dividends	225,031
Portfolio shares sold	180,303
Other assets	266
Total assets	342,419,168
Liabilities
Payables:
Portfolio shares redeemed	416,401
Manager (See Note 3)	205,073
Distribution/Service fees (See Note 3)	44,479
Professional fees	27,298
Custodian	5,811
Shareholder communication	90
Accrued expenses	12
Total liabilities	699,164
Net assets	$341,720,004
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$31,275
Additional paid-in-capital	311,337,909
311,369,184
Total distributable earnings (loss)	30,350,820
Net assets	$341,720,004
Initial Class
Net assets applicable to outstanding shares	$134,030,078
Shares of beneficial interest outstanding	12,250,275
Net asset value per share outstanding	$10.94
Service Class
Net assets applicable to outstanding shares	$207,689,926
Shares of beneficial interest outstanding	19,025,101
Net asset value per share outstanding	$10.92

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the period February 10, 2025 (commencement of operations) through December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$3,330,345
Dividends-affiliated	91,257
Securities lending, net	355
Total income	3,421,957
Expenses
Manager (See Note 3)	1,949,719
Distribution/Service—Service Class (See Note 3)	461,563
Professional fees	91,637
Shareholder communication	46,168
Custodian	24,777
Trustees	5,721
Miscellaneous	7,423
Total expenses	2,587,008
Net investment income (loss)	834,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(4,352,019)
Foreign currency transactions	352
Net realized gain (loss)	(4,351,667)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	33,744,366
Translation of other assets and liabilities in foreign currencies	2
Net change in unrealized appreciation (depreciation)	33,744,368
Net realized and unrealized gain (loss)	29,392,701
Net increase (decrease) in net assets resulting from operations	$30,227,650
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MFS® Research Portfolio

Statement of Changes in Net Assets
for the period February 10, 2025 (commencement of operations) through December 31, 2025
February 10, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$834,949
Net realized gain (loss)	(4,351,667)
Net change in unrealized appreciation (depreciation)	33,744,368
Net increase (decrease) in net assets resulting from operations	30,227,650
Capital share transactions:
Net proceeds from sales of shares	358,278,218
Cost of shares redeemed	(46,785,864)
Increase (decrease) in net assets derived from capital share transactions	311,492,354
Net increase (decrease) in net assets	341,720,004
Net Assets
Beginning of period	—
End of period	$341,720,004
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
February 10, 2025^ through December 31,
Initial Class	2025
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	0.04
Net realized and unrealized gain (loss)	0.90
Total from investment operations	0.94
Net asset value at end of period	$10.94
Total investment return (b)	9.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.45%
Net expenses††(c)	0.76%
Portfolio turnover rate	43%
Net assets at end of period (in 000's)	$134,030

^	Commencement of Operations.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

February 10, 2025^ through December 31,
Service Class	2025
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss)	0.90
Total from investment operations	0.92
Net asset value at end of period	$10.92
Total investment return (b)	9.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.22%
Net expenses††(c)	1.01%
Portfolio turnover rate	43%
Net assets at end of period (in 000's)	$207,690

^	Commencement of Operations.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MFS® Research Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MFS® Research Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period February 10, 2025 (commencement of operations) through December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between

12	NYLI VP MFS® Research Portfolio

such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean
13

Notes to Financial Statements (continued)
between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Massachusetts Financial Services Company ("MFS" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and MFS, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.70% up to $2 billion; and 0.65% in excess of $2 billion. During the period February 10, 2025 (commencement of operations) through December 31, 2025, the effective management fee rate was 0.70% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.77% and 1.02%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall

14	NYLI VP MFS® Research Portfolio

renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period February 10, 2025 (commencement of operations) through December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,949,719 and paid the Subadvisor fees in the amount of $751,937. There were no waived fees and/or reimbursed expenses.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$308,286,862	$42,763,246	$(9,036,540)	$33,726,706
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$958,471	$(4,334,359)	$—	$33,726,708	$30,350,820

Total Distributable Earnings (Loss)	Additional Paid-In Capital
$123,170	$(123,170)
The reclassifications for the Portfolio are primarily due to non-deductible expenses.
As of December 31, 2025, for federal income tax purposes, capital loss carryforwards of $4,334,359, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,334	$—
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds
15

Notes to Financial Statements (continued)
managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the period February 10, 2025 (commencement of operations) through December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the February 10, 2025 (commencement of operations) through December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period February 10, 2025 (commencement of operations) through December 31, 2025, purchases and sales of securities, other than short-term securities, were $209,770 and $132,731, respectively.
Note 9–In-Kind Transfer of Securities
On February 7, 2025, an affiliate of the Manager made an in-kind contribution of $234,118,738 and as a result issued 23,411,873 shares.
Note 10–Capital Share Transactions
Transactions in capital shares, including the in-kind transfer of securities, for the period February 10, 2025 (commencement of operations) through December 31, 2025, were as follows:
Initial Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	12,963,046	$129,836,406
Shares redeemed	(712,771)	(7,432,761)
Net increase (decrease)	12,250,275	$122,403,645

Service Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	22,869,833	$228,441,812
Shares redeemed	(3,844,732)	(39,353,103)
Net increase (decrease)	19,025,101	$189,088,709
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the period February 10, 2025 (commencement of operations) through December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

16	NYLI VP MFS® Research Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP MFS Research Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP MFS Research Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 10, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations, changes in its net assets and the financial highlights for the period February 10, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
24

the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
25

After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
26

Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
27

NYLI VP Newton Technology Growth Portfolio

Annual Report - Financial Statements and Other Information
December 31, 2025

Portfolio of Investments December 31, 2025†^
	Shares	Value
Common Stocks 96.9%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. (a)	53,008	$ 30,104,833
Broadline Retail 8.1%
Alibaba Group Holding Ltd., Sponsored ADR	343,133	50,296,435
Amazon.com, Inc. (a)	256,142	59,122,696
		109,419,131
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	165,874	22,416,212
Entertainment 3.5%
Netflix, Inc. (a)	365,100	34,231,776
Spotify Technology SA (a)	21,770	12,642,057
		46,873,833
Financial Services 1.5%
Mastercard, Inc., Class A	34,781	19,855,777
Interactive Media & Services 9.6%
Alphabet, Inc., Class C	166,161	52,141,322
Meta Platforms, Inc., Class A	79,700	52,609,173
Tencent Holdings Ltd., ADR	316,797	24,250,810
		129,001,305
IT Services 5.8%
MongoDB, Inc. (a)	74,158	31,123,371
Shopify, Inc., Class A (a)	295,837	47,620,882
		78,744,253
Real Estate Management & Development 1.4%
CoStar Group, Inc. (a)	290,195	19,512,712
Semiconductors & Semiconductor Equipment 37.8%
Applied Materials, Inc.	168,761	43,369,889
ASML Holding NV (Registered), ADR	18,275	19,551,692
Intel Corp. (a)	1,455,679	53,714,555
Lam Research Corp.	374,260	64,065,827
Micron Technology, Inc.	306,987	87,617,160
NVIDIA Corp.	488,130	91,036,245
QUALCOMM, Inc.	181,469	31,040,272
Synaptics, Inc. (a)	247,464	18,317,285
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	337,285	102,497,539
		511,210,464
	Shares	Value

Software 22.6%
Datadog, Inc., Class A (a)	66,864	$ 9,092,836
HubSpot, Inc. (a)	50,137	20,119,978
Intuit, Inc.	77,072	51,054,034
JFrog Ltd. (a)	278,846	17,416,721
Klaviyo, Inc., Class A (a)	776,704	25,219,579
Microsoft Corp.	131,096	63,400,648
Oracle Corp.	265,097	51,670,056
ServiceNow, Inc. (a)	307,816	47,154,333
Synopsys, Inc. (a)	42,081	19,766,287
		304,894,472
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	136,160	37,016,458
Total Common Stocks (Cost $1,097,084,916)		1,309,049,450
Preferred Stocks 1.8%
Broadline Retail 0.0% ‡
Roofstock, Inc. Series E (a)(b)(c)	73,422	383,997
Software 1.8%
Databricks, Inc. (a)(b)(c)
Series H	62,553	11,975,147
Series I	5,384	1,030,713
Series J	55,462	10,617,645
		23,623,505
Total Preferred Stocks (Cost $12,534,986)		24,007,502
Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 3.569% (d)	18,475,285	18,475,285
Total Short-Term Investment (Cost $18,475,285)		18,475,285
Total Investments (Cost $1,128,095,187)	100.0%	1,351,532,237
Other Assets, Less Liabilities	(0.0)‡	(296,407)
Net Assets	100.0%	$ 1,351,235,830

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2025†^ (continued)
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Restricted security. (See Note 5)
(d)	Current yield as of December 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ —	$ 203,342	$ (184,867)	$ —	$ —	$ 18,475	$ 464	$ —	18,475

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,309,049,450	$ —	$ —	$ 1,309,049,450
Preferred Stocks	—	—	24,007,502	24,007,502
Short-Term Investment
Affiliated Investment Company	18,475,285	—	—	18,475,285
Total Investments in Securities	$ 1,327,524,735	$ —	$ 24,007,502	$ 1,351,532,237

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (See Note 2A):
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of December 31, 2025
Preferred Stocks	$—	$—	$—	$11,472,516	$12,534,986	$—	$—	$—	$24,007,502	$11,472,516
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Newton Technology Growth Portfolio

Statement of Assets and Liabilities as of December 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,109,619,902)	$1,333,056,952
Investment in affiliated investment companies, at value (identified cost $18,475,285)	18,475,285
Receivables:
Portfolio shares sold	664,272
Dividends	382,165
Other assets	1,959
Total assets	1,352,580,633
Liabilities
Payables:
Manager (See Note 3)	757,059
Portfolio shares redeemed	346,974
Distribution/Service fees (See Note 3)	209,006
Professional fees	23,811
Custodian	4,275
Shareholder communication	125
Accrued expenses	3,553
Total liabilities	1,344,803
Net assets	$1,351,235,830
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$112,319
Additional paid-in-capital	1,112,113,140
1,112,225,459
Total distributable earnings (loss)	239,010,371
Net assets	$1,351,235,830
Initial Class
Net assets applicable to outstanding shares	$363,925,564
Shares of beneficial interest outstanding	30,200,722
Net asset value per share outstanding	$12.05
Service Class
Net assets applicable to outstanding shares	$987,310,266
Shares of beneficial interest outstanding	82,118,688
Net asset value per share outstanding	$12.02

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the period February 10, 2025 (commencement of operations) through December 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $326,117)	$4,763,332
Dividends-affiliated	464,249
Securities lending, net	11,861
Total income	5,239,442
Expenses
Manager (See Note 3)	8,170,011
Distribution/Service—Service Class (See Note 3)	2,014,081
Professional fees	185,572
Shareholder communication	181,802
Custodian	24,889
Trustees	22,531
Miscellaneous	29,292
Total expenses before waiver/reimbursement	10,628,178
Expense waiver/reimbursement from Manager (See Note 3)	(117,097)
Net expenses	10,511,081
Net investment income (loss)	(5,271,639)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	20,357,709
Net change in unrealized appreciation (depreciation) on unaffiliated investments	223,437,050
Net realized and unrealized gain (loss)	243,794,759
Net increase (decrease) in net assets resulting from operations	$238,523,120
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Newton Technology Growth Portfolio

Statement of Changes in Net Assets
for the period February 10, 2025 (commencement of operations) through December 31, 2025
February 10, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,271,639)
Net realized gain (loss)	20,357,709
Net change in unrealized appreciation (depreciation)	223,437,050
Net increase (decrease) in net assets resulting from operations	238,523,120
Capital share transactions:
Net proceeds from sales of shares	1,328,636,769
Cost of shares redeemed	(215,924,059)
Increase (decrease) in net assets derived from capital share transactions	1,112,712,710
Net increase (decrease) in net assets	1,351,235,830
Net Assets
Beginning of period	—
End of period	$1,351,235,830
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
February 10, 2025^ through December 31,
Initial Class	2025
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	(0.03)
Net realized and unrealized gain (loss)	2.08
Total from investment operations	2.05
Net asset value at end of period	$12.05
Total investment return (b)	20.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.30)%
Net expenses††(c)	0.78%
Expenses (before waiver/reimbursement)††(c)	0.79%
Portfolio turnover rate	28%
Net assets at end of period (in 000's)	$363,926

^	Commencement of Operations.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

February 10, 2025^ through December 31,
Service Class	2025
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	(0.05)
Net realized and unrealized gain (loss)	2.07
Total from investment operations	2.02
Net asset value at end of period	$12.02
Total investment return (b)	20.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.55)%
Net expenses††(c)	1.03%
Expenses (before waiver/reimbursement)††(c)	1.04%
Portfolio turnover rate	28%
Net assets at end of period (in 000's)	$987,310

^	Commencement of Operations.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Newton Technology Growth Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Newton Technology Growth Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

9

Notes to Financial Statements (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period February 10, 2025 (commencement of operations) through December 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance

10	NYLI VP Newton Technology Growth Portfolio

with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of the Portfolio's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
Asset Class	Fair Value at 12/31/25	Valuation Technique	Unobservable Inputs	Impact to Value If Input Increase (Decrease)*	Inputs/Range	Weighted Average
Private Equity Preferred Stocks	$24,007,502	Market Approach	Enterprise Value Multiples	Increase	(6.1)% - 0.8%	0.7%
* Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable inputs would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

(B) Income Taxes.  The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

11

Notes to Financial Statements (continued)
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Portfolio's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Portfolio's President, the Portfolio's Treasurer, the Portfolio's Assistant Treasurers, a representative from the Portfolio's Transfer Agent, a representative from New York Life Investments Office of the General Counsel, a representative from New York Life Investments Compliance and a representative from the Portfolio's Distributor. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A. ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.

12	NYLI VP Newton Technology Growth Portfolio

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Newton Investment Management North America, LLC ("NIMNA" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and NIMNA, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Portfolio's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.78% and 1.03%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period February 10, 2025 (commencement of operations) through December 31, 2025, New York Life Investments earned fees from the Portfolio in the amount of $8,170,011 and waived fees and/or reimbursed expenses in the amount of $117,097 and paid the Subadvisor fees in the amount of $3,319,345.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,128,124,889	$278,877,460	$(55,470,112)	$223,407,348
As of December 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$15,603,023	$—	$—	$223,407,348	$239,010,371

Total Distributable Earnings (Loss)	Additional Paid-In Capital
$487,251	$(487,251)
The reclassifications for the Portfolio are primarily due to non-deductible expenses.
For the year ended December 31, 2025, the Portfolio's aggregate income taxes paid were determined to be insignificant.
13

Notes to Financial Statements (continued)
Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of December 31, 2025, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Principal Shares	Cost	12/31/25 Value	Percent of Net Assets
Databricks, Inc. Series H
Preferred Stock	2/7/2025	62,553	$ 6,129,357	$ 11,975,147	0.9%
Databricks, Inc. Series I
Preferred Stock	2/7/2025	5,384	527,561	1,030,713	0.1
Databricks, Inc. Series J
Preferred Stock	2/7/2025	55,462	5,434,537	10,617,645	0.8
Roofstock, Inc. Series E
Preferred Stock	2/7/2025	73,422	443,531	383,997	0.0‡
Total			$ 12,534,986	$ 24,007,502	1.8%

‡	Less than one-tenth of a percent.

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the period February 10, 2025 (commencement of operations) through December 31, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the February 10, 2025 (commencement of operations) through December 31, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the period February 10, 2025 (commencement of operations) through December 31, 2025, purchases and sales of securities, other than short-term securities, were $341,226 and $434,258, respectively.
Note 10–In-Kind Transfer of Securities
On February 7, 2025 and February 14, 2025, an affiliate of the Manager made in-kind contributions of $1,010,269,315 and $186,088,917 and as a result, issued 101,026,931 and 18,139,443 shares, respectively.

14	NYLI VP Newton Technology Growth Portfolio

Note 11–Capital Share Transactions
Transactions in capital shares, including the in-kind transfer of securities, for the period February 10, 2025 (commencement of operations) through December 31, 2025, were as follows:
Initial Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	35,191,326	$354,507,890
Shares redeemed	(4,990,604)	(52,242,691)
Net increase (decrease)	30,200,722	$302,265,199

Service Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through December 31, 2025:
Shares sold	97,549,103	$974,128,879
Shares redeemed	(15,430,415)	(163,681,368)
Net increase (decrease)	82,118,688	$810,447,511
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the period February 10, 2025 (commencement of operations) through December 31, 2025, events and transactions subsequent to December 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of NYLI VP Newton Technology Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Newton Technology Growth Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 10, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period February 10, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately held securities and transfer agent. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP Newton Technology Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Portfolios at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Portfolios as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Portfolios were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Portfolios and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	1,992,445,221	91,423,434
Karen Hammond	1,951,144,914	132,723,741
Stephanie Lynch	2,021,020,205	62,848,449
Adeel Jivraj	1,992,789,971	91,078,684
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients. In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Portfolio and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor. In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements. In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses. Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio. With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure. The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio. The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel. In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements. The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of
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investment advisory and other senior personnel at New York Life Investments and each Subadvisor. The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor. The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s). In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s). With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
7. In considering the investment performance of the NYLI VP MacKay High Yield Corporate Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one- and three-year periods ended
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July 31, 2025, and performed favorably relative to its peer funds for the five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
9. In considering the investment performance of the NYLI Moderate Allocation Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
10. In considering the investment performance of the NYLI VP Natural Resources Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Newton Investment Management North America, LLC regarding the Portfolio’s investment performance.
11. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
12. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
13. In considering the investment performance of the NYLI VP Wellington Growth Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
14. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
With respect to the Portfolios listed above, the Board considered that reports on the investment performance of such Portfolios and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Portfolios’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position
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to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Portfolios with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements. The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds. With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
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In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each of the Advisory Agreements, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s). The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits. The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities. In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund. With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with
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the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement. The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio. The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board noted it had recently engaged an independent third-party consultant to review the methods used to allocate costs among the funds in the New York Life Investments Group of Funds. The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review. The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life
Investments Group of Funds were reasonable. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio. In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates. The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest. The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates. The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Portfolio are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses. With respect to the management fee and subadvisory fee for each Portfolio with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio. The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers. The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any. The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules. The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients. Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses. The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee and total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Portfolio.
3. With respect to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, New York Life Investments also proposed adding an additional management fee breakpoint for the Portfolio, effective May 1, 2026.
4. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Portfolio.
5. With respect to the NYLI VP Income Builder Portfolio and the NYLI VP MacKay High Yield Corporate Bond Portfolio, New York Life Investments proposed a revised management fee schedule of the NYLI VP Income Builder Portfolio and a revised management fee schedule of the NYLI VP MacKay High Yield Corporate Bond Portfolio and corresponding revisions to the Portfolios’ expense limitation arrangements.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee. Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act). Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
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Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds. Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio. The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels. The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Dimensional Fund Advisors LP, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Massachusetts Financial Services Company, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Schroder Investment Management North America Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the 1940 Act) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	March 4, 2026

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	March 4, 2026